MassMutual Select Total Return Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.5%

BANK LOANS — 1.0%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan E, 3 mo. LIBOR + 2.500%
4.830% VRN 5/30/25	$198,992	$194,183
Commercial Services — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750%
4.133% VRN 1/15/25	126,810	126,573
Computers — 0.1%
Dell International LLC, 2017 Term Loan A2, 1 mo. LIBOR + 1.750%
4.160% VRN 9/07/21	318,800	318,082
Diversified Financial Services — 0.3%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750%
4.080% VRN 10/06/23	2,750,000	2,745,985
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000%
4.410% VRN 12/27/24	98,995	98,686
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.250%
4.652% VRN 10/15/25	174,125	173,336
		272,022
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750%
4.152% VRN 6/28/24	98,990	98,887
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2018 1st Lien Term Loan,
6.188% 7/02/25	89,325	89,325
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750%
5.080% VRN 6/07/23	603,134	575,775
		665,100
Investment Companies — 0.0%
Panther BF Aggregator 2 LP, Term Loan B, 1 mo. LIBOR + 3.500%
5.902% VRN 4/30/26	250,000	247,970
Lodging — 0.0%
Caesars Entertainment Operating Co, Exit Term Loan, 1 mo. LIBOR + 2.000%
4.402% VRN 10/06/24	128,693	127,528
Machinery – Construction & Mining — 0.0%
CommScope, Inc. ., 2019 Term Loan B, 1 mo. LIBOR + 3.250%
5.652% VRN 4/06/26	300,000	298,800
Media — 0.1%
CSC Holdings LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250%
4.644% VRN 1/15/26	428,925	421,689
Telenet Financing USD LLC, USD Term Loan AN, 1 mo. LIBOR + 2.250%
4.644% VRN 8/15/26	300,000	296,571
Unitymedia Finance LLC, 2018 Term Loan E, 1 mo. LIBOR + 2.000%
4.394% VRN 6/01/23	350,000	349,006
		1,067,266
Packaging & Containers — 0.1%
Berry Global, Inc. USD Term Loan U, 0.000% 5/15/26 (a)	300,000	297,783
2018 Term Loan S, 3 mo. LIBOR + 1.750%
4.162% VRN 2/08/20	192,857	192,581
		490,364
Real Estate Investment Trusts (REITS) — 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000%
4.402% VRN 3/21/25	149,229	148,180
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1 mo. LIBOR + 2.250%
4.652% VRN 2/16/24	412,549	409,113
Software — 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B,, 1 mo. USD LIBOR + 2.750%
5.152% 3/01/24	248,057	245,981
First Data Corp., 2024 USD Term Loan, 1 mo. LIBOR + 2.000%
4.404% VRN 4/26/24	210,000	209,740
IQVIA, Inc., 2017 USD Term Loan B2, 3 mo. LIBOR + 2.000%
4.330% VRN 1/17/25	163,338	162,929

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 2.250%
4.652% VRN 4/16/25	$35,682	$35,521
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 2.250%
4.652% VRN 4/16/25	51,316	51,085
		705,256
Telecommunications — 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.000%
4.410% VRN 4/11/25	495,000	488,417
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500%
4.938% VRN 2/02/24	247,468	243,447
		731,864
Transportation — 0.0%
PODS, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750%
5.161% VRN 12/06/24	128,691	126,653

TOTAL BANK LOANS (Cost $8,809,783)		8,773,826

CORPORATE DEBT — 26.2%
Advertising — 0.0%
Clear Channel International BV
8.750% 12/15/20 (b)	166,000	169,735
Aerospace & Defense — 0.3%
L3 Technologies, Inc.
4.400% 6/15/28	1,295,000	1,414,273
Northrop Grumman Corp.
3.250% 1/15/28	1,375,000	1,411,476
		2,825,749
Agriculture — 0.2%
BAT Capital Corp. 4.390% 8/15/37	340,000	322,187
4.540% 8/15/47	920,000	853,291
Reynolds American, Inc.
5.850% 8/15/45	145,000	156,166
		1,331,644
Airlines — 0.7%
America West Airlines, Inc.
8.057% 1/02/22	662,744	696,504
Continental Airlines, Inc.
8.048% 5/01/22	655,230	663,355
5.983%10/19/23	3,165,856	3,358,024
US Airways, Inc.
7.125% 4/22/25	943,799	1,062,812
		5,780,695
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
1.897% 8/12/19	1,000,000	999,044
2.343%11/02/20	1,270,000	1,261,099
2.425% 6/12/20	570,000	567,836
3.339% 3/28/22	955,000	958,745
3.484% FRN 10/12/21 (c)	455,000	447,844
4.250% 9/20/22	435,000	446,147
5.596% 1/07/22	2,326,000	2,462,280
General Motors Co.
4.875% 10/02/23	150,000	159,075
General Motors Financial Co., Inc.
3.450% 4/10/22	1,400,000	1,419,839
		8,721,909
Banks — 4.4%
Bank of America Corp.
2.738% VRN 1/23/22 (c)	2,180,000	2,189,782
3.004% VRN 12/20/23 (c)	425,000	432,797
3.970% VRN 3/05/29 (c)	1,000,000	1,068,810
4.271% VRN 7/23/29 (c)	3,500,000	3,822,686
Discover Bank
4.200% 8/08/23	2,120,000	2,249,751
Global Bank Corp.
4.500% 10/20/21 (b)	200,000	206,000
The Goldman Sachs Group, Inc.
3.272% VRN 9/29/25 (c)	2,320,000	2,374,278
3.814% VRN 4/23/29 (c)	870,000	909,293
3.850% 7/08/24	1,150,000	1,206,483
3.850% 1/26/27	4,055,000	4,238,268
JP Morgan Chase & Co.
3 mo. USD LIBOR + 1.155%
3.220% VRN 3/01/25	1,000,000	1,028,297
3 mo. USD LIBOR + 1.337%
3.782% VRN 2/01/28	440,000	466,449
4.023% VRN 12/05/24 (c)	2,130,000	2,263,746
Lloyds Bank PLC
3.300% 5/07/21	1,230,000	1,249,240
Lloyds Banking Group PLC
2.907% VRN 11/07/23 (c)	910,000	911,512
Morgan Stanley
3 mo. USD LIBOR + 0.930%
3.522% FRN 7/22/22	3,000,000	3,018,984
5.500% 1/26/20	2,000,000	2,034,364
Santander UK Group Holdings PLC
2.875% 10/16/20	2,000,000	2,003,280
2.875% 8/05/21	1,000,000	1,000,570
Santander UK PLC
3.400% 6/01/21	1,265,000	1,286,006
Wells Fargo & Co.
2.625% 7/22/22	1,816,000	1,829,107
3.000% 4/22/26	1,345,000	1,359,719
3.000%10/23/26	1,500,000	1,515,513

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.550% 9/29/25	$75,000	$78,350
		38,743,285
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	1,885,000	2,098,819
Bacardi Ltd.
4.700% 5/15/28 (b)	460,000	492,123
5.300% 5/15/48 (b)	430,000	452,569
		3,043,511
Biotechnology — 0.5%
Amgen, Inc.
4.400% 5/01/45	1,680,000	1,784,704
Celgene Corp.
3.450% 11/15/27	500,000	521,230
3.875% 8/15/25	676,000	724,316
4.625% 5/15/44	160,000	182,407
5.000% 8/15/45	500,000	593,391
Gilead Sciences, Inc.
4.150% 3/01/47	845,000	883,548
		4,689,596
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	1,265,000	1,405,119
Commercial Services — 0.2%
IHS Markit Ltd.
4.000% 3/01/26 (b)	124,000	127,968
4.750% 2/15/25 (b)	505,000	541,663
4.750% 8/01/28	750,000	819,315
5.000%11/01/22 (b)	335,000	354,933
Matthews International Corp.
5.250% 12/01/25 (b)	275,000	270,531
		2,114,410
Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc.
5.000% 7/01/25 (b)	271,000	273,033
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 5/15/21	250,000	257,801
Air Lease Corp.
4.750% 3/01/20	1,465,000	1,485,952
GE Capital International Funding Co. Unlimited Co.
2.342% 11/15/20	1,725,000	1,716,811
4.418%11/15/35	5,823,000	5,763,353
		9,223,917
Electric — 1.8%
AEP Texas, Inc.
3.850% 10/01/25 (b)	2,000,000	2,091,687
Alabama Power Co.
3.950% 6/01/21	2,100,000	2,160,514
Ameren Illinois Co.
3.700% 12/01/47	480,000	495,637
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,166,701
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	753,973
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,319,013
FirstEnergy Transmission LLC
5.450% 7/15/44 (b)	600,000	712,876
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	1,032,019
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,168,927
NextEra Energy Capital Holdings, Inc.
3.045% FRN 5/04/21 (c)	4,000,000	3,998,549
		15,899,896
Entertainment — 0.1%
Churchill Downs, Inc.
5.500% 4/01/27 (b)	544,000	569,500
Environmental Controls — 0.1%
Republic Services, Inc.
3.375% 11/15/27	450,000	465,265
Foods — 0.8%
Chobani LLC/Chobani Finance Corp., Inc.
7.500% 4/15/25 (b)	188,000	175,780
Conagra Brands, Inc.
5.300% 11/01/38	545,000	591,179
General Mills, Inc.
4.700% 4/17/48 (d)	395,000	425,618
Kraft Heinz Foods Co.
4.375% 6/01/46	1,000,000	950,119
5.200% 7/15/45	1,750,000	1,835,110
The Kroger Co.
5.400% 1/15/49	850,000	941,755
Mondelez International Holdings Netherlands BV
2.000% 10/28/21 (b)	1,500,000	1,486,204
Pilgrim’s Pride Corp.
5.875% 9/30/27 (b)	319,000	330,564
Post Holdings, Inc.
5.500% 12/15/29 (b) (e)	500,000	501,250
		7,237,579
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,704,644

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.2%
Becton Dickinson and Co.
3.194% FRN 12/29/20 (c)	$1,312,000	$1,312,194
Hill-Rom Holdings, Inc.
5.750% 9/01/23 (b)	400,000	413,420
Teleflex, Inc.
4.625% 11/15/27	226,000	232,497
		1,958,111
Health Care – Services — 1.8%
Aetna, Inc.
3.500% 11/15/24	500,000	515,506
Anthem, Inc.
3.500% 8/15/24	2,000,000	2,077,011
Centene Corp.
5.375% 6/01/26 (b)	253,000	265,966
5.625% 2/15/21	888,000	904,650
CHS/Community Health Systems, Inc.
8.000% 3/15/26 (b)	184,000	177,045
8.625% 1/15/24 (b)	123,000	123,000
Cigna Holding Co.
3.050% 10/15/27	1,395,000	1,380,835
Fresenius Medical Care US Finance II, Inc.
5.625% 7/31/19 (b)	2,530,000	2,534,728
HCA, Inc.
5.125% 6/15/39	650,000	675,818
5.250% 4/15/25	644,000	713,525
5.250% 6/15/49	1,000,000	1,039,710
5.875% 2/01/29	500,000	548,125
6.500% 2/15/20	1,052,000	1,076,213
Molina Healthcare, Inc.
5.375% STEP 11/15/22	460,000	478,400
Providence St. Joseph Health Obligated Group
2.746% 10/01/26	2,000,000	1,993,039
Tenet Healthcare Corp.
4.375% 10/01/21	180,000	182,925
4.500% 4/01/21	500,000	508,125
4.750% 6/01/20	75,000	75,750
6.000%10/01/20	536,000	551,778
WellCare Health Plans, Inc.
5.250% 4/01/25	255,000	265,837
		16,087,986
Household Products & Wares — 0.1%
Central Garden & Pet Co.
6.125% 11/15/23	321,000	333,037
5.125% 2/01/28	22,000	21,615
Spectrum Brands, Inc.
5.750% 7/15/25	500,000	519,375
		874,027
Insurance — 1.2%
Berkshire Hathaway Finance Corp.
4.200% 8/15/48	1,000,000	1,118,611
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%
6.151% VRN 11/01/53 (b)	1,750,000	2,002,826
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	3,290,000	3,553,200
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	4,223,611
		10,898,248
Media — 0.9%
CBS Corp.
3.700% 6/01/28	1,020,000	1,040,232
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375% 6/01/29 (b)	510,000	526,575
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	2,900,000	2,920,563
Comcast Corp.
3.150% 2/15/28	750,000	769,784
4.600%10/15/38	1,000,000	1,145,047
CSC Holdings LLC
5.375% 2/01/28 (b)	50,000	51,938
6.500% 2/01/29 (b)	386,000	421,222
Viacom, Inc.
3.875% 4/01/24	891,000	928,375
		7,803,736
Miscellaneous – Manufacturing — 0.8%
General Electric Co.
2.200% 1/09/20	1,800,000	1,795,159
5.550% 5/04/20	875,000	895,177
4.625% 1/07/21	1,195,000	1,229,832
5.875% 1/14/38	716,000	808,344
4.125%10/09/42	370,000	340,784
Siemens Financierings NV
1.700% 9/15/21 (b)	1,575,000	1,554,714
		6,624,010
Oil & Gas — 1.0%
Anadarko Petroleum Corp.
4.500% 7/15/44	400,000	409,688
Antero Resources Corp.
5.000% 3/01/25 (d)	732,000	675,270
5.125%12/01/22	392,000	376,320
5.625% 6/01/23	125,000	120,650

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian Natural Resources Ltd. 3.850% 6/01/27	$375,000	$389,330
Centennial Resource Production LLC 6.875% 4/01/27 (b)	234,000	236,340
Diamondback Energy, Inc. 4.750% 11/01/24 (b)	35,000	36,006
EQT Corp. 3.900% 10/01/27	1,895,000	1,799,174
KazMunayGas National Co. JSC 5.375% 4/24/30 (b)	200,000	221,440
Matador Resources Co. 5.875% 9/15/26	265,000	267,650
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)	270,000	282,150
Petrobras Global Finance BV 5.750% 2/01/29	200,000	208,480
Petroleos Mexicanos 6.500% 1/23/29	870,000	841,725
6.625% 6/15/35	2,100,000	1,939,875
Range Resources Corp. 4.875% 5/15/25 (d)	403,000	353,632
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	321,300	326,521
Transocean Pontus Ltd. 6.125% 8/01/25 (b)	379,890	391,287
Transocean Poseidon Ltd. 6.875% 2/01/27 (b)	122,000	128,939
		9,004,477
Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (b)	128,250	132,258
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27 (b)	217,000	227,874
		360,132
Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 4.500% 5/15/28 (b)	965,000	1,029,866
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.000% 2/15/25 (b)	170,000	176,162
Ball Corp. 4.000% 11/15/23	200,000	206,750
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% 9/30/26	225,000	229,500
OI European Group BV 4.000% 3/15/23 (b)	75,000	75,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	600,847	602,349
3 mo. USD LIBOR + 3.500% 6.097% FRN 7/15/21 (b)	665,000	665,000
WRKCo, Inc. 4.900% 3/15/29	850,000	929,273
		3,914,275
Pharmaceuticals — 1.6%
AbbVie, Inc. 4.450% 5/14/46	1,000,000	982,092
Allergan Finance LLC 3.250% 10/01/22	1,000,000	1,012,408
Allergan Funding SCS 4.550% 3/15/35	576,000	581,575
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,255,618
Bausch Health Cos., Inc. 7.000% 3/15/24 (b)	152,000	161,515
Bayer US Finance Il LLC 4.375% 12/15/28 (b)	1,735,000	1,829,520
Bayer US Finance LLC 3.375% 10/08/24 (b)	760,000	763,589
Bristol-Myers Squibb Co. 4.125% 6/15/39 (b)	1,155,000	1,245,568
Cigna Corp. 4.125% 11/15/25 (b)	2,000,000	2,129,883
CVS Health Corp. 4.000% 12/05/23	900,000	941,956
5.050% 3/25/48	2,020,000	2,151,541
Novartis Capital Corp. 4.000% 11/20/45	750,000	826,116
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	500,000	499,386
		14,380,767
Pipelines — 1.6%
Energy Transfer Operating LP 5.500% 6/01/27	264,000	295,107
5.875% 1/15/24	1,000,000	1,113,164
6.250% 4/15/49	305,000	361,379
Energy Transfer Partners LP 5.950% 10/01/43	750,000	825,293
EQM Midstream Partners LP 5.500% 7/15/28	795,000	836,845
Kinder Morgan Energy Partners LP 3.500% 9/01/23	1,006,000	1,035,111
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	1,157,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	$500,000	$533,265
Rockies Express Pipeline LLC 4.950% 7/15/29 (b)	1,000,000	1,036,047
6.875% 4/15/40 (b)	745,000	830,981
Sunoco Logistics Partners Operations LP 4.250% 4/01/24	650,000	681,710
5.400%10/01/47	950,000	1,008,999
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29 (b)	162,000	179,608
TC PipeLines LP 3.900% 5/25/27	1,500,000	1,526,802
Williams Cos., Inc. 3.700% 1/15/23	900,000	930,168
4.000% 9/15/25	1,000,000	1,058,225
4.500%11/15/23	1,000,000	1,067,863
		14,477,694
Real Estate Investment Trusts (REITS) — 1.8%
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,031,820
Boston Properties LP 3.850% 2/01/23	1,000,000	1,043,637
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	500,000	535,700
5.300% 1/15/29	620,000	668,205
5.375% 4/15/26	1,680,000	1,816,836
HCP, Inc. 4.000% 12/01/22	500,000	523,373
4.250%11/15/23	2,570,000	2,729,571
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	484,875
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	1,013,349
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,100,730
3.850% 4/01/27	1,000,000	1,038,254
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,353,931
5.250% 1/15/22	750,000	797,622
		16,137,903
Retail — 0.2%
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (b)	425,000	425,838
eG Global Finance PLC 6.750% 2/07/25 (b)	447,000	443,513
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (b) (d)	300,000	307,500
Rite Aid Corp. 6.125% 4/01/23 (b)	811,000	684,281
		1,861,132
Savings & Loans — 0.1%
Nationwide Building Society 3.622% VRN 4/26/23 (b) (c)	620,000	631,429
4.363% VRN 8/01/24 (b) (c)	300,000	313,176
		944,605
Semiconductors — 0.1%
NXP BV/NXP Funding LLC 4.125% 6/01/21 (b)	500,000	511,550
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	263,000	266,945
IQVIA, Inc. 5.000% 5/15/27 (b)	266,000	274,645
SS&C Technologies, Inc. 5.500% 9/30/27 (b)	261,000	270,788
		812,378
Telecommunications — 2.0%
AT&T, Inc. 4.750% 5/15/46	395,000	417,126
4.800% 6/15/44	3,050,000	3,219,334
4.850% 3/01/39	366,000	392,802
5.250% 3/01/37	1,875,000	2,104,316
Intelsat Jackson Holdings SA 5.500% 8/01/23	378,000	344,925
9.750% 7/15/25 (b)	747,000	761,940
Koninklijke KPN NV 8.375% 10/01/30	700,000	923,825
Level 3 Financing, Inc. 5.375% 5/01/25	166,000	171,395
Sprint Capital Corp. 8.750% 3/15/32	225,000	260,438
Sprint Corp. 7.625% 3/01/26	59,000	62,894
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	759,375	759,572
4.738% 9/20/29 (b)	2,685,000	2,785,687
T-Mobile USA, Inc. 4.500% 2/01/26	400,000	409,500
4.750% 2/01/28	175,000	180,049
6.000% 3/01/23	94,000	96,115
6.500% 1/15/24	301,000	311,535

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 4.016% 12/03/29 (b)	$1,050,000	$1,136,878
4.500% 8/10/33	1,395,000	1,571,561
Vodafone Group PLC 4.875% 6/19/49	1,260,000	1,323,959
		17,233,851
Transportation — 0.1%
Union Pacific Corp. 3.950% 9/10/28	850,000	930,057
Trucking & Leasing — 0.2%
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	345,000	356,095
5.250% 8/15/22 (b)	1,245,000	1,314,471
		1,670,566
TOTAL CORPORATE DEBT (Cost $221,522,266)		230,684,992

MUNICIPAL OBLIGATIONS — 1.5%
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	10,359,200
New York State Dormitory Authority 5.051% 9/15/27	600,000	702,210
State of California 7.950% 3/01/36	2,100,000	2,179,044
		13,240,454
TOTAL MUNICIPAL OBLIGATIONS (Cost $13,181,886)		13,240,454

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Commercial MBS — 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (b) (c)	1,280,000	1,413,772
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (b)	945,000	1,037,600
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A 2.808% 4/10/28 (b)	900,000	902,480
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (b)	1,310,000	1,349,869
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871% VRN 11/10/31 (b) (c)	1,220,000	1,242,918
COMM Mortgage Trust Series 2016-787S, Class A, 3.545% 2/10/36 (b)	1,280,000	1,347,937
Series 2014-277P, Class A, 3.732% VRN 8/10/49 (b) (c)	1,340,000	1,421,040
Series 2013-300P, Class A1, 4.353% 8/10/30 (b)	1,240,000	1,338,075
Core Industrial Trust, Series 2015-CALW, Class A 3.040% 2/10/34 (b)	815,857	834,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.990% VRN 5/25/33 (c)	2,635,000	2,953,516
Hudson Yards 2019-30HY Mortgage Trust, Series 2019-30HY, Class A 3.228% 7/10/39 (b) (e)	880,000	905,987
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (b)	900,000	945,440
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961% VRN 1/15/32 (b) (c)	1,320,000	1,396,318
		17,089,153
Home Equity ABS — 1.6%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1, 1 mo. USD LIBOR + .490% 2.894% FRN 10/25/35	4,500,000	4,460,891
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190% 2.594% FRN 5/25/37	238,747	237,129
Home Equity Asset Trust Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200% 2.604% FRN 7/25/36	1,596,690	1,582,289
Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200% 3.604% FRN 10/25/33	3,530,939	3,537,277
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 2.624% FRN 1/25/36	2,867,296	2,807,674
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400% 2.804% FRN 12/25/35	1,571,456	1,567,799
		14,193,059

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 2.5%
Barings CLO Ltd., Series 2013-IA, Class AR, 3.392% FRN 1/20/28 (b) (c)	$3,650,000	$3,634,480
Countrywide Asset-Backed Certificates Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 2.564% FRN 1/25/34	171,099	169,047
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 3.259% FRN 8/25/34	545,361	544,009
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.764% FRN 10/25/35	931,349	929,815
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 3.692% FRN 10/29/29 (b) (c)	2,100,000	2,097,908
LCM Ltd., 3.837% FRN 7/15/27 (c)	1,400,000	1,400,105
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 3.204% FRN 10/25/35	406,830	401,387
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 3.347% FRN 4/15/29 (b) (c)	2,075,000	2,054,497
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3.397% FRN 1/15/28 (b) (c)	1,489,000	1,479,725
Magnetite XXI Ltd., Series 2019-21A, Class A, 3.909% FRN 4/20/30 (b) (c)	450,000	451,655
Morgan Stanley Capital I, Inc. Trust Series 2006-HE1, Class A4, 1 mo. USD LIBOR + 0.290% 2.694% FRN 1/25/36	4,194,974	4,073,186
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 2.694% FRN 2/25/36	4,447,409	4,338,867
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .720% 3.124% FRN 10/25/35	687,819	686,159
		22,260,840
Student Loans ABS — 4.5%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.104% FRN 7/25/56 (b)	2,535,448	2,500,519
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 3.204% FRN 4/26/32 (b)	4,100,000	4,098,022
SLC Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + 0.160% 2.570% FRN 9/15/39	7,720,000	7,344,158
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.570% FRN 3/15/55	7,380,000	6,965,487
SLM Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.750% FRN 1/25/41	2,541,123	2,452,723
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 3.004% FRN 2/26/29	1,885,420	1,838,285
Series 2012-7, Class A3, 1 mo. USD LIBOR + 0.650% 3.054% FRN 5/26/26	3,361,441	3,299,141
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 4.430% FRN 7/25/73	3,735,000	3,765,610
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.830% FRN 10/25/83	3,630,000	3,712,712
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 2.750% FRN 4/25/40 (b)	3,300,000	3,186,274
		39,162,931
WL Collateral CMO — 3.9%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400% 2.804% FRN 3/25/46	2,980,941	2,752,596
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.911% VRN 5/25/35 (c)	1,977,585	1,838,028
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 4.799% VRN 3/25/36 (c)	9,737	9,324
CSMC Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (c)	3,646,120	3,816,965
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 4.318% VRN 11/25/35 (c)	2,880,749	2,647,895
HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 2.590% FRN 11/19/36	4,195,076	3,758,087
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 2.590% FRN 8/19/37	4,061,265	3,571,217

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 4.174% VRN 8/25/35 (c)	$589,712	$577,183
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 4.187% VRN 4/25/34 (c)	793,549	771,349
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 2.907% FRN 6/26/47 (b)	2,648,979	2,601,936
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 2.589% FRN 8/25/36	1,010,393	1,010,260
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .230% 2.634% FRN 2/25/36	3,502,103	3,258,477
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 2.714% FRN 1/25/45	1,568,603	1,538,145
Series 2005-7, Class 4CB, 7.000% 8/25/35	3,745,206	2,463,603
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2, Class 1A1, 5.000% 3/25/36	746,336	736,370
Series 2005-AR16, Class IIA1, 5.019% VRN 2/25/34 (c)	427,481	428,687
Series 2007-AR3, Class A4, 5.201% VRN 4/25/37 (c)	2,155,129	2,107,298
		33,887,420
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $123,472,969)		126,593,403

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Bahrain Government International Bond 7.000% 10/12/28 (b)	200,000	215,237
Colombia Government International Bond 4.500% 1/28/26	200,000	215,900
Oman Government International Bond 5.625% 1/17/28 (b)	200,000	189,302
Qatar Government International Bond 4.500% 4/23/28 (b)	200,000	223,649
Republic of South Africa Government International Bond 4.875% 4/14/26	200,000	206,819
Russian Foreign Bond 4.750% 5/27/26 (b)	200,000	212,988

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,179,334)		1,263,895

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.4%
Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series S8FX, Class A2 3.291% 3/25/27	3,955,000	4,139,071
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ05, Class A1, 1.418% 5/25/21	688,031	684,143
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,336,445
Federal National Mortgage Association Series 2018-54, Class KA, 3.500% 1/25/47	3,698,295	3,805,114
Series 2018-38, Class PA, 3.500% 6/25/47	4,317,559	4,421,944
Federal National Mortgage Association. REMICS Series 2018-55, Class PA 3.500% 1/25/47	3,837,433	3,948,273
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	1,654,805	1,702,807
3.500% 2/20/49	2,943,098	3,024,412
		24,062,209
Pass-Through Securities — 27.7%
Federal Home Loan Mortgage Corp. Pool #G18619 2.500% 11/01/31	1,090,625	1,101,090
Pool #G16770 2.500% 2/01/32	1,110,990	1,121,650
Pool #G16660 2.500% 7/01/32	1,778,914	1,795,427
Pool #G18596 3.000% 4/01/31	774,719	792,562
Pool #G18691 3.000% 6/01/33	397,280	405,437
Pool #G08710 3.000% 6/01/46	209,804	213,046
Pool #G08715 3.000% 8/01/46	4,358,333	4,425,690
Pool #G08721 3.000% 9/01/46	589,277	598,384
Pool #G08726 3.000% 10/01/46	7,896,019	8,018,050
Pool #G08732 3.000% 11/01/46	5,405,387	5,488,926
Pool #G08741 3.000% 1/01/47	3,332,766	3,380,108

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08795 3.000% 1/01/48	$2,808,661	$2,841,536
Pool #G18713 3.500% 11/01/33	3,902,118	4,034,005
Pool #G16756 3.500% 1/01/34	1,132,250	1,179,718
Pool #G07848 3.500% 4/01/44	8,166,684	8,519,484
Pool #G07924 3.500% 1/01/45	3,228,140	3,360,409
Pool #G60138 3.500% 8/01/45	5,265,419	5,496,176
Pool #G08711 3.500% 6/01/46	4,040,978	4,172,455
Pool #G08716 3.500% 8/01/46	5,770,632	5,952,976
Pool #G67703 3.500% 4/01/47	3,988,398	4,148,077
Pool #G67706 3.500% 12/01/47	3,377,363	3,511,524
Pool #G67707 3.500% 1/01/48	3,346,332	3,488,802
Pool #G67709 3.500% 3/01/48	9,132,485	9,492,406
Pool #G67708 3.500% 3/01/48	8,009,736	8,317,899
Pool #G67711 4.000% 3/01/48	1,179,320	1,249,994
Pool #G67713 4.000% 6/01/48	7,943,470	8,369,548
Pool #G67714 4.000% 7/01/48	4,814,248	5,102,756
Pool #G67717 4.000% 11/01/48	4,366,003	4,627,649
Pool #G67718 4.000% 1/01/49	3,976,308	4,186,176
Pool #G08843 4.500% 10/01/48	3,546,648	3,716,634
Pool #G08826 5.000% 6/01/48	1,033,231	1,094,159
Pool #G08844 5.000% 10/01/48	393,416	417,058
Federal National Mortgage Association Pool #AN1609 2.950% 5/01/31	2,198,909	2,261,923
Pool #MA3029 3.000% 6/01/32	885,069	904,383
Pool #MA1607 3.000% 10/01/33	4,035,689	4,133,388
Pool #AN1282 3.010% 4/01/28	1,900,000	1,980,598
Pool #AN6128 3.270% 7/01/32	1,880,000	1,986,522
Pool #BL2360 3.450% 5/01/34	1,760,000	1,896,775
Pool #AN0877 3.500% 2/01/31	944,021	1,016,653
Pool #AB4262 3.500% 1/01/32	3,100,807	3,219,091
Pool #MA1148 3.500% 8/01/42	7,141,450	7,396,016
Pool #CA0996 3.500% 1/01/48	217,206	225,356
Pool #MA3276 3.500% 2/01/48	907,652	934,050
Pool #MA3305 3.500% 3/01/48	3,025,012	3,112,991
Pool #MA3332 3.500% 4/01/48	124,640	128,070
Pool #AM7122 3.610% 11/01/34	1,822,805	1,987,446
Pool #BL1460 3.740% 2/01/29	4,400,000	4,860,125
Pool #BL0661 3.990% 11/01/33	4,284,864	4,801,180
Pool #MA2995 4.000% 5/01/47	2,714,805	2,828,089
Pool #MA3027 4.000% 6/01/47	2,526,204	2,630,039
Pool #AS9830 4.000% 6/01/47	2,417,971	2,521,135
Pool #AS9972 4.000% 7/01/47	2,087,956	2,177,040
Pool #AL9106 4.500% 2/01/46	810,721	854,528
Pool #CA1711 4.500% 5/01/48	87,574	92,087
Pool #CA1710 4.500% 5/01/48	4,769,307	5,015,092
Pool #CA2208 4.500% 8/01/48	3,849,833	4,036,503
Federal National Mortgage Association TBA Pool #838 2.500% 7/29/32 (e)	1,050,000	1,057,055
Pool #28654 5.000% 7/29/48 (e)	3,050,000	3,223,231
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	5,466,954	5,590,117
Pool #MA4836 3.000% 11/20/47	4,580,743	4,683,941
Pool #MA4127 3.500% 12/20/46	3,530,885	3,655,082
Pool #MA4382 3.500% 4/20/47	773,156	800,110
Pool #MA4719 3.500% 9/20/47	7,475,082	7,733,342
Pool #MA4837 3.500% 11/20/47	979,510	1,012,739
Pool #MA4962 3.500% 1/20/48	6,290,989	6,504,407
Pool #MA5019 3.500% 2/20/48	3,469,066	3,586,752
Pool #MA4838 4.000% 11/20/47	2,204,683	2,301,004
Pool #MA4901 4.000% 12/20/47	1,869,402	1,946,985
Pool #MA5078 4.000% 3/20/48	1,891,957	1,970,476
Pool #MA5466 4.000% 9/20/48	1,350,490	1,400,102
Pool #MA5528 4.000% 10/20/48	5,752,571	5,959,403
Pool #MA4264 4.500% 2/20/47	811,659	857,854
Pool #MA4512 4.500% 6/20/47	6,209,379	6,555,016
Pool #MA3666 5.000% 5/20/46	86,998	93,641
Pool #MA3806 5.000% 7/20/46	550,122	592,130
Pool #MA4072 5.000% 11/20/46	103,633	113,230
Pool #MA4454 5.000% 5/20/47	2,706,111	2,855,250
		244,110,758
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $264,225,826)		268,172,967

U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Bonds & Notes — 24.9%
U.S. Treasury Inflation Index 0.125% 7/15/24	279,674	279,186
0.375% 7/15/25	1,944,057	1,965,278
0.500% 4/15/24	2,136,818	2,163,496
0.875% 1/15/29	6,317,005	6,649,033
1.000% 2/15/49	2,932,364	3,101,545
U.S. Treasury Note 1.625% 6/30/24	41,565,000	41,552,011
2.000% 5/31/24	44,045,000	44,565,969
2.125% 5/31/21	32,510,000	32,731,221
2.250% 4/30/21	19,060,000	19,221,265
2.375% 5/15/29 (d)	9,890,000	10,220,697
2.875% 5/15/49	53,189,000	57,065,148
		219,514,849
TOTAL U.S. TREASURY OBLIGATIONS (Cost $215,212,870)		219,514,849

TOTAL BONDS & NOTES (Cost $847,604,934)		868,244,386

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%

State Street Navigator Securities Lending Prime Portfolio (f)	11,442,903	$11,442,903

TOTAL MUTUAL FUNDS
(Cost $11,442,903)		11,442,903

TOTAL LONG-TERM INVESTMENTS
(Cost $859,047,837)		879,687,289

	Principal Amount
SHORT-TERM INVESTMENTS — 6.4%
Repurchase Agreement — 5.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	$50,442,124	50,442,124
U.S. Treasury Bill — 0.7%
U.S. Treasury Bill 0.000% 7/23/19	1,953,000	1,950,535
0.000% 7/23/19	2,910,000	2,906,328
0.000% 9/26/19(h)	1,095,000	1,089,509
		5,946,372

TOTAL SHORT-TERM INVESTMENTS
(Cost $56,386,975)		56,388,496

TOTAL INVESTMENTS — 106.2%
(Cost $915,434,812) (i)		936,075,785

Other Assets/(Liabilities) — (6.2)%		(54,296,587)

NET ASSETS — 100.0%		$881,779,198

Abbreviation Legend

ABS	Asset-Backed Security

BAB	Build America Bonds

CLO	Collateralized Loan Obligation

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note

MBS	Mortgage-Backed Security

MTA	Monthly Treasury Average Index

STEP	Step Up Bond

TBA	To Be Announced

VRN	Variable Rate Note

WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2019 where the rate will be determined at time of settlement.

(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $91,590,355 or 10.39% of net assets.

(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $11,216,748 or 1.27% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $50,447,378. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $51,455,782.

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/19/19	22	$3,705,040	$201,335
U.S. Treasury Note 2 Year	9/30/19	341	72,821,570	554,704
U.S. Treasury Note 5 Year	9/30/19	694	80,528,254	1,472,184
				$2,228,223
Short
Euro-BOBL	9/06/19	121	$(18,412,973)	$(84,508)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/(Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	Quarterly	Fixed 2.263%	Semi-Annually	4/11/22	USD	45,835,000	$586,783	$—	$586,783
3-Month USD LIBOR	Quarterly	Fixed 2.282%	Semi-Annually	5/08/22	USD	24,765,000	328,413	—	328,413
Fixed 2.34%	Semi-Annually	3-Month USD LIBOR	Quarterly	4/11/25	USD	18,845,000	(536,310)	—	(536,310)
Fixed 2.37%	Semi-Annually	3-Month USD LIBOR	Quarterly	5/08/25	USD	10,140,000	(302,572)	—	(302,572)
							$76,314	$—	$76,314

Collateral for swap agreements held by CitiBank N.A. amounted to $306,626 in cash at June 30, 2019.

Currency Legend

USD          U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370% 8.953% VRN 10/30/40	4,650	$128,293

TOTAL PREFERRED STOCK (Cost $125,607)		128,293

TOTAL EQUITIES (Cost $125,607)		128,293

	Principal Amount
BONDS & NOTES — 99.0%

BANK LOANS — 3.2%
Auto Parts & Equipment — 0.0%
American Axle and Manufacturing, Inc., Term Loan B, 1 mo. LIBOR + 2.250%, 4.660% VRN 4/06/24	$62,779	61,347
Term Loan B, 1 mo. LIBOR + 2.250%, 4.840% VRN 4/06/24	31,853	31,126
		92,473

Commercial Services — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750% 4.133% VRN 1/15/25	741,097	739,712
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.938% VRN 8/15/25	237,600	237,006
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.152% VRN 5/02/22	694,288	689,144
ServiceMaster Co., 2016 Term Loan B, 1 mo. LIBOR + 2.500% 4.902% VRN 11/08/23	32,526	32,478
TKC Holdings, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.160% VRN 2/01/23	349,097	341,350
Trans Union LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.402% VRN 4/10/23	163,600	163,221
		2,202,911
Computers — 0.1%
Dell International LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.410% VRN 9/07/23	175,387	174,408
Western Digital Corp., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 4.152% VRN 4/29/23	141,413	138,349
		312,757

Diversified Financial Services — 0.1%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.644% VRN 7/21/25	468,149	466,224
Focus Financial Partners, LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.500% 4.902% VRN 7/03/24	19,900	19,855
Jane Street Group, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.000% 5.402% VRN 8/25/22	389,020	386,266
LPL Holdings, Inc., 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.250% 4.654% VRN 9/23/24	69,646	69,406
		941,751

Entertainment — 0.1%
PCI Gaming Authority, Term Loan, 1 mo. LIBOR + 3.000% 5.402% VRN 5/29/26	320,000	320,333
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 5.152% VRN 8/14/24	123,717	121,741
2018 Term Loan B5, 1 mo. LIBOR + 2.750% 5.231% VRN 8/14/24	513,796	505,591
		627,332

Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo. LIBOR + 3.500% 5.830% VRN 7/10/25	27,747	27,732
		975,397

Foods — 0.0%
Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1 mo. LIBOR + 2.000% 4.404% VRN 5/24/24	281,539	279,974

Health Care – Products — 0.1%
HC Group Holdings II, Inc., Term Loan B, 0.000% 5/21/26 (a)	310,000	308,838

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.3%
HCA, Inc., 2018 Term Loan B10, 3 mo. LIBOR + 2.000% 4.330% VRN 3/13/25	$305,226	$305,275
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 4.902% VRN 8/18/22	176,496	175,373
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 5.080% VRN 6/07/23	826,755	789,253
Phoenix Guarantor, Inc., Term Loan B, 1 mo. LIBOR + 4.500% 6.921% VRN 3/05/26	409,091	406,943
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.500% 6.904% VRN 11/17/25	727,472	722,664
		2,399,508

Holding Companies-Diversified — 0.0%
First Eagle Investment Management, LLC, 2018 Term Loan B, 3 mo. LIBOR + 2.750% 5.080% VRN 12/26/24	209,174	208,495

Insurance — 0.1%
Asurion LLC 2017 Term Loan B4, 1 mo. LIBOR + 3.000% 5.402% VRN 8/04/22	557,394	555,800
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 5.402% VRN 11/03/24	348,692	347,821
		903,621

Internet — 0.0%
McAfee, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.750% 6.152% VRN 9/30/24	228,972	228,507

Investment Companies — 0.2%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 5.902% VRN 4/30/26	670,000	664,559
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.000% 4.402% VRN 3/27/23	141,842	141,932
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250% 5.660% VRN 4/29/26	430,000	428,848
		1,235,339

Leisure Time — 0.1%
Alterra Mountain Co., Term Loan B1, 1 mo. LIBOR + 3.000% 5.402% VRN 7/31/24	378,081	376,190

Lodging — 0.2%
Boyd Gaming Corp., Term Loan B3, 1 Week LIBOR + 2.250% 4.622% VRN 9/15/23	103,224	102,568
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 5.152% VRN 12/22/24	524,720	515,427
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.652% VRN 4/18/24	291,617	290,264
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 4.402% VRN 11/30/23	162,468	162,039
Golden Nugget, Inc., 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.750% 5.144% VRN 10/04/23	110,589	109,572
2017 Incremental Term Loan B, 1 mo. LIBOR + 2.750% 5.152% VRN 10/04/23	137,946	136,677
		246,249

Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 4.154% VRN 6/22/26	246,204	246,204
		1,562,751

Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.500% 5.902% VRN 8/01/25	19,950	19,900

Media — 0.4%
Altice France S.A., USD Term Loan B12, 1 mo. LIBOR + 3.687% 6.082% VRN 1/31/26	275,049	266,110
Charter Communications Operating LLC, 2017 Term Loan B, 3 mo. LIBOR + 2.000% 4.330% VRN 4/30/25	848,736	847,463
Entercom Media Corp., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.152% VRN 11/18/24	138,123	137,836
iHeartCommunications, Inc., Exit Term Loan, 0.000% 5/01/26 (a)	410,000	410,385
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 0.000% 6/19/26 (a)	430,000	428,387
Unitymedia Finance LLC, USD Term Loan D, 1 mo. LIBOR + 2.250% 4.644% VRN 1/15/26	240,000	239,263

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Univision Communications, Inc., Term Loan C5, 1 mo. LIBOR + 2.750% 5.152% VRN 3/15/24	$414,056	$393,743
Ziggo Secured Finance Partnership, USD Term Loan E, 1 mo. LIBOR + 2.500% 4.894% VRN 4/15/25	218,250	213,636
		2,936,823

Other Commerical Service — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 6.160% VRN 12/06/25	99,500	100,122

Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Q, 1 mo. LIBOR + 2.000% 4.412% VRN 10/01/22	92,351	91,639
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.152% VRN 2/05/23	631,155	625,917
		717,556

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 5.412% VRN 6/02/25	354,044	353,824

Pipelines — 0.0%
Blackstone CQP Holdco LP, Term Loan B, 3 mo. LIBOR + 3.500% 5.887% VRN 9/30/24	130,000	130,130

Real Estate Investment Trusts (REITS) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000% 4.402% VRN 3/21/25	266,403	264,530
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 4.404% VRN 12/20/24	86,364	85,284
		349,814

Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1 mo. LIBOR + 2.250% 4.652% VRN 2/16/24	168,726	167,320
Academy, Ltd., 2015 Term Loan B, 1 mo. LIBOR + 4.000% 6.439% VRN 7/01/22	245,014	174,205
Albertsons LLC USD 2017 Term Loan B6, 1 mo. LIBOR + 3.000% 5.402% VRN 6/22/23	473,305	472,596
Term Loan B7, 1 mo. LIBOR + 3.000% 5.402% VRN 11/17/25	184,163	183,115
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.903% VRN 1/30/23	151,935	146,903
Party City Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.910% VRN 8/19/22	206,178	204,594
PetSmart, Inc., Consenting Term Loan, 1 mo. LIBOR + 4.250% 6.670% VRN 3/11/22	-	-
		1,348,733

Semiconductors — 0.0%
ON Semiconductor Corp., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 1.750% 4.152% VRN 3/31/23	155,062	152,780

Software — 0.4%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.500% 7.045% VRN 2/11/26	658,350	656,158
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.750% 5.152% VRN 3/01/24	729,617	723,510
DigiCert, Inc., 2017 Term Loan B1, 1 mo. LIBOR + 4.000% 6.402% VRN 10/31/24	837,765	833,576
First Data Corp. 2017 USD Term Loan, 1 mo. LIBOR + 2.000% 4.404% VRN 7/08/22	16,691	16,671
2024 USD Term Loan, 1 mo. LIBOR + 2.000% 4.404% VRN 4/26/24	200,624	200,375
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.500% 4.902% VRN 6/21/24	11,469	11,225
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.500% 4.902% VRN 6/21/24	77,452	75,806
		2,517,321

Telecommunications — 0.3%
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 1 mo. LIBOR + 3.750% 6.154% VRN 11/27/23	160,000	158,200
Level 3 Financing, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.652% VRN 2/22/24	846,000	838,809
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.938% VRN 2/02/24	60,288	59,308
UPC Financing Partnership, USD Term Loan AR, 1 mo. LIBOR + 2.500% 4.894% VRN 1/15/26	171,468	171,220

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Bristol LLC, USD Term Loan K, 1 mo. LIBOR + 2.500% 4.894% VRN 1/15/26	$613,954	$611,295
		1,838,832
Transportation — 0.0%
Global Medical Response, Inc., 2018 Term Loan B1, 1 mo. LIBOR + 3.250% 5.644% VRN 4/28/22	221,073	207,849

TOTAL BANK LOANS (Cost $22,991,169)		22,702,196

CORPORATE DEBT — 31.2%
Aerospace & Defense — 0.5%
Boeing Capital Corp. 4.700% 10/27/19	150,000	151,036
The Boeing Co. 2.800% 3/01/27	150,000	150,896
3.100%5/01/26	80,000	82,330
3.200%3/01/29	450,000	465,934
4.875%2/15/20	10,000	10,148
Harris Corp. 5.054% 4/27/45	280,000	328,346
Lockheed Martin Corp. 3.550% 1/15/26	350,000	371,982
4.500%5/15/36	60,000	68,845
Northrop Grumman Corp. 2.930% 1/15/25	340,000	346,289
3.250%1/15/28	730,000	749,366
Raytheon Co. 3.125% 10/15/20	120,000	121,358
United Technologies Corp. 3.950% 8/16/25	350,000	377,440
4.125%11/16/28	390,000	428,455
4.500%6/01/42	80,000	90,508
		3,742,933
Agriculture — 1.0%
Altria Group, Inc. 2.850% 8/09/22	160,000	161,690
3.490%2/14/22	160,000	164,545
3.800%2/14/24	240,000	250,181
4.400%2/14/26	620,000	663,431
4.750%5/05/21	290,000	302,140
4.800%2/14/29	470,000	505,622
5.800%2/14/39	1,120,000	1,258,473
5.950%2/14/49	100,000	114,140
6.200%2/14/59	140,000	159,561
9.250%8/06/19	180,000	181,129
BAT Capital Corp. 3.557% 8/15/27	500,000	497,370
4.540%8/15/47	1,110,000	1,029,514
Philip Morris International, Inc. 1.875% 11/01/19	610,000	608,872
2.500%8/22/22	80,000	80,309
2.500%11/02/22	350,000	351,427
2.900%11/15/21	240,000	243,515
4.500%3/20/42	80,000	86,151
Reynolds American, Inc. 3.250% 6/12/20	65,000	65,441
5.850%8/15/45	190,000	204,632
		6,928,143
Airlines — 0.0%
Delta Air Lines, Inc., Series 2007-1 Class A, 6.821% 2/10/24	149,689	164,733
Apparel — 0.0%
Hanesbrands, Inc. 4.625% 5/15/24 (b)	30,000	31,146
4.875%5/15/26 (b)	110,000	114,113
		145,259
Auto Manufacturers — 0.2%
BMW US Capital LLC 1.850% 9/15/21 (b)	60,000	59,387
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	202,240
Ford Motor Co. 4.750% 1/15/43	140,000	122,184
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	200,619
8.125%1/15/20	420,000	431,891
General Motors Co. 5.150% 4/01/38	40,000	39,428
5.950%4/01/49	110,000	115,247
6.250%10/02/43	300,000	319,353
General Motors Financial Co., Inc. 2.450% 11/06/20	110,000	109,637
3.450%4/10/22	30,000	30,425
4.250%5/15/23	10,000	10,335
4.375%9/25/21	80,000	82,576
		1,723,322
Banks — 10.3%
Banco Santander SA 3.724% FRN 4/12/23 (c)	200,000	199,159
3.800%2/23/28	200,000	204,311
3.848%4/12/23	400,000	415,240
4.379%4/12/28	600,000	638,528
Bank of America Corp. 3.004% VRN 12/20/23 (c)	270,000	274,953
3.300%1/11/23	90,000	92,770
3.419% VRN 12/20/28 (c)	770,000	792,327
3.500%4/19/26	290,000	303,683
3.550% VRN 3/05/24 (c)	470,000	487,239

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	$1,920,000	$2,001,889
3.946% VRN 1/23/49 (c)	820,000	864,725
3.970% VRN 3/05/29 (c)	600,000	641,286
3.974% VRN 2/07/30 (c)	310,000	332,290
4.000%4/01/24	270,000	287,716
4.000%1/22/25	270,000	283,988
4.125%1/22/24	290,000	310,164
4.200%8/26/24	380,000	403,940
4.330% VRN 3/15/50 (c)	250,000	278,712
4.450%3/03/26	50,000	53,932
5.000%1/21/44	1,010,000	1,231,094
3 mo. USD LIBOR + 3.705% 6.250% VRN 9/29/49 (d)	200,000	217,894
Bank of Montreal 3.803% VRN 12/15/32 (c)	90,000	91,270
Barclays PLC 4.972% VRN 5/16/29 (c)	230,000	245,314
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	1,010,000	1,032,979
BNP Paribas SA 3.375% 1/09/25 (b)	240,000	244,187
4.375% VRN 3/01/33 (b) (c)	220,000	226,637
4.400%8/14/28 (b)	1,120,000	1,213,437
4.625%3/13/27 (b)	260,000	277,598
4.705% VRN 1/10/25 (b) (c)	1,080,000	1,158,765
5.198% VRN 1/10/30 (b) (c) (e)	640,000	732,978
CIT Group, Inc. 4.750% 2/16/24	160,000	169,989
5.250%3/07/25	130,000	142,512
Citigroup, Inc. 3.520% VRN 10/27/28 (c)	1,400,000	1,443,910
3.980% VRN 3/20/30 (c)	710,000	758,335
4.075% VRN 4/23/29 (c)	750,000	805,693
4.125%7/25/28	360,000	381,285
4.300%11/20/26	1,070,000	1,136,323
4.400%6/10/25	340,000	362,863
4.450%9/29/27	610,000	657,217
4.650%7/30/45	441,000	507,963
4.650%7/23/48	70,000	81,446
4.750%5/18/46	40,000	45,243
5.300%5/06/44	16,000	19,039
3 mo. USD LIBOR + 3.466% 5.350% VRN 12/31/49 (d)	100,000	100,625
5.500%9/13/25	170,000	192,558
3 mo. USD LIBOR + 4.230% 5.900% VRN 12/29/49 (d)	40,000	41,458
3 mo. USD LIBOR + 4.068% 5.950% VRN 7/29/49 (d)	100,000	103,732
3 mo. USD LIBOR + 3.905% 5.950% VRN 12/29/49 (d)	500,000	522,500
3 mo. USD LIBOR + 3.423% 6.300% VRN 12/29/49 (d)	150,000	155,812
6.625%6/15/32	20,000	25,843
8.125%7/15/39	310,000	495,881
Commonwealth Bank of Australia 3.900% 7/12/47 (b)	140,000	151,395
5.000%10/15/19 (b)	70,000	70,531
Cooperatieve Rabobank UA 4.375% 8/04/25	1,380,000	1,465,133
4.625%12/01/23	250,000	267,804
4.750%1/15/20 (b)	490,000	496,214
5.250%8/04/45	295,000	356,606
Credit Agricole SA 4.000% VRN 1/10/33 (b) (c)	790,000	798,867
3 mo. USD LIBOR + 6.982% 8.375% VRN 10/29/49 (b) (d)	480,000	481,440
Credit Suisse Group AG 3.869% VRN 1/12/29 (b) (c)	250,000	257,726
4.282%1/09/28 (b)	350,000	369,490
Credit Suisse Group Funding Guernsey Ltd. 4.550% 4/17/26	500,000	543,872
4.875%5/15/45	260,000	303,463
Danske Bank A/S 5.000% 1/12/22 (b)	740,000	774,075
5.375%1/12/24 (b)	610,000	659,329
Fifth Third Bancorp 3.650% 1/25/24	280,000	294,227
Goldman Sachs Capital II 3 mo. USD LIBOR + .768% 4.000% VRN 12/29/49 (d)	18,000	14,580
The Goldman Sachs Group, Inc. 3.200% 2/23/23	300,000	307,018
3.500%11/16/26	200,000	204,934
3.625%2/20/24	1,270,000	1,325,040
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	2,140,000	2,210,121
3.814% VRN 4/23/29 (c)	600,000	627,099
3.850%7/08/24	90,000	94,420
4.000%3/03/24	100,000	106,108
4.223% VRN 5/01/29 (c)	210,000	225,227
4.250%10/21/25	260,000	275,698
4.750%10/21/45	480,000	552,160
5.150%5/22/45	1,200,000	1,373,469
5.250%7/27/21	100,000	105,695
6.000%6/15/20	290,000	299,648
6.250%2/01/41	770,000	1,032,440
6.750%10/01/37	80,000	104,636
HSBC Holdings PLC 3.400% 3/08/21	490,000	497,535
3.803% VRN 3/11/25 (c)	200,000	208,382
3.900%5/25/26	370,000	386,485
3.973% VRN 5/22/30 (c)	760,000	793,863
4.250%8/18/25	330,000	347,449
4.300%3/08/26	500,000	537,041

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.583% VRN 6/19/29 (c)	$1,280,000	$1,399,887
6.250% VRN 12/31/99 (c) (d)	480,000	494,400
6.500%9/15/37	300,000	391,397
6.500% VRN 12/31/99 (c) (d)	480,000	503,174
ING Bank NV 5.800% 9/25/23 (b)	210,000	232,308
Intesa Sanpaolo SpA 3.125% 7/14/22 (b)	300,000	296,949
3.375%1/12/23 (b)	210,000	209,246
5.017%6/26/24 (b)	900,000	902,445
5.710%1/15/26 (b)	200,000	202,408
JP Morgan Chase & Co. 3.509% VRN 1/23/29 (c)	780,000	810,916
3.625%5/13/24	80,000	84,272
3.875%9/10/24	300,000	315,400
4.023% VRN 12/05/24 (c)	940,000	999,024
4.125%12/15/26	1,500,000	1,604,343
4.203% VRN 7/23/29 (c)	310,000	338,942
4.250%10/01/27	70,000	75,814
4.350%8/15/21	40,000	41,607
4.452% VRN 12/05/29 (c)	1,190,000	1,326,895
4.950%6/01/45	290,000	344,350
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (c)	200,000	200,206
3.900%3/12/24	580,000	603,942
4.375%3/22/28	200,000	212,489
4.550%8/16/28	370,000	398,593
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	162,508
Morgan Stanley 3.772% VRN 1/24/29 (c)	1,050,000	1,101,598
4.431% VRN 1/23/30 (c)	360,000	398,253
5.500%7/24/20	200,000	206,448
Nordea Bank AB 4.875% 5/13/21 (b)	390,000	404,725
Royal Bank of Canada 2.150% 10/26/20	240,000	240,013
3.200%4/30/21	270,000	274,794
Royal Bank of Scotland Group PLC 4.269% VRN 3/22/25 (c)	430,000	444,702
4.519% VRN 6/25/24 (c)	200,000	208,307
5.125%5/28/24	400,000	424,502
6.000%12/19/23	240,000	261,372
6.100%6/10/23	790,000	857,650
6.125%12/15/22	110,000	118,677
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	53,219
Santander UK PLC 2.375% 3/16/20	140,000	139,982
5.000%11/07/23 (b)	270,000	284,755
Standard Chartered PLC 5.700% 3/26/44 (b)	470,000	547,317
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	229,050
Svenska Handelsbanken AB 3.350% 5/24/21	250,000	254,653
The Toronto Dominion Bank 3.250% 6/11/21	330,000	336,538
UBS Group Funding Switzerland AG 3.491% 5/23/23 (b)	500,000	512,588
4.125%9/24/25 (b)	210,000	224,126
4.253%3/23/28 (b)	1,100,000	1,185,642
7.000% VRN 12/31/99 (b) (c) (d)	1,050,000	1,115,436
UniCredit SpA 6.572% 1/14/22 (b)	640,000	680,357
US Bank NA/Cincinnati OH 3.150% 4/26/21	270,000	274,898
Wachovia Capital Trust III 3 mo. USD LIBOR + .930% 5.570% VRN 3/29/49 (d)	630,000	630,290
Wells Fargo & Co. 3.000% 10/23/26	350,000	353,620
3.450%2/13/23	120,000	123,326
3.750%1/24/24	270,000	283,867
4.150%1/24/29	630,000	686,312
4.300%7/22/27	660,000	713,024
4.400%6/14/46	180,000	194,333
4.480%1/16/24	991,000	1,062,266
4.600%4/01/21	40,000	41,519
4.650%11/04/44	400,000	445,152
4.750%12/07/46	890,000	1,014,490
4.900%11/17/45	880,000	1,022,029
5.375%11/02/43	110,000	133,971
3 mo. USD LIBOR + 3.990% 5.875% VRN 12/29/49 (d)	70,000	76,093
Westpac Banking Corp. 2.300% 5/26/20	50,000	50,012
2.600%11/23/20	280,000	281,317
		72,651,190
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650% 2/01/26	790,000	830,649
4.900%2/01/46	770,000	857,342
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	93,000	93,485
3.300%2/01/23	189,000	195,079
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	241,936
4.000%4/13/28	90,000	97,205
4.150%1/23/25	320,000	346,631
4.600%4/15/48	50,000	53,517
4.750%1/23/29	1,200,000	1,362,247
5.550%1/23/49	820,000	1,004,916

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cott Holdings, Inc. 5.500% 4/01/25 (b)	$150,000	$152,813
Diageo Capital PLC 4.828% 7/15/20	200,000	205,086
Diageo Investment Corp. 2.875% 5/11/22	150,000	152,711
Molson Coors Brewing Co. 3.000% 7/15/26	80,000	79,039
3.500%5/01/22	30,000	30,799
4.200%7/15/46	80,000	76,372
PepsiCo, Inc. 4.000% 3/05/42	50,000	54,363
Pernod Ricard SA 4.450% 1/15/22 (b)	250,000	261,598
		6,095,788
Biotechnology — 0.3%
Amgen, Inc. 2.125% 5/01/20	60,000	59,852
3.625%5/22/24	30,000	31,511
4.663%6/15/51	34,000	37,131
Celgene Corp. 2.250% 8/15/21	240,000	239,211
3.550%8/15/22	40,000	41,421
3.625%5/15/24	40,000	41,991
3.875%8/15/25	10,000	10,715
5.000%8/15/45	640,000	759,540
5.250%8/15/43	70,000	83,993
Gilead Sciences, Inc. 2.550% 9/01/20	80,000	80,235
3.700%4/01/24	210,000	222,804
4.500%2/01/45	10,000	10,913
4.750%3/01/46	200,000	227,546
		1,846,863
Chemicals — 0.2%
Equate Petrochemical BV 4.250% 11/03/26 (b)	430,000	449,871
Nutrien Ltd. 4.875% 3/30/20	50,000	50,855
OCP SA 4.500% 10/22/25 (b)	330,000	337,817
Syngenta Finance NV 3.933% 4/23/21 (b)	400,000	407,259
		1,245,802
Commercial Services — 0.2%
Cintas Corp. No 2 2.900% 4/01/22	160,000	162,721
3.700%4/01/27	260,000	276,841
DP World PLC 5.625% 9/25/48 (b)	560,000	619,989
UBM PLC 5.750% 11/03/20 (b)	110,000	113,925
United Rentals North America, Inc. 4.875% 1/15/28	150,000	153,000
5.500%7/15/25	70,000	72,887
5.875%9/15/26	90,000	95,850
6.500%12/15/26	100,000	108,250
		1,603,463
Computers — 0.5%
Apple, Inc. 1.550% 8/04/21	210,000	207,968
2.000%11/13/20	270,000	269,856
2.450%8/04/26	800,000	797,275
Dell International LLC/EMC Corp. 4.420% 6/15/21 (b)	970,000	999,527
International Business Machines Corp. 3.000% 5/15/24	1,230,000	1,263,177
		3,537,803
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	160,000	164,993
Series WI, 5.000% 10/01/21	150,000	157,325
Ally Financial, Inc. 7.500% 9/15/20	236,000	248,390
American Express Credit Corp. 2.375% 5/26/20	280,000	280,118
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	213,979
4.418%11/15/35	380,000	376,108
ILFC E-Capital Trust II 4.340% VRN 12/21/65 (b) (c)	10,000	7,250
International Lease Finance Corp. 5.875% 8/15/22	70,000	76,254
8.625%1/15/22	180,000	205,298
KKR Group Finance Co. II LLC 5.500% 2/01/43 (b)	20,000	23,131
Synchrony Financial 2.700% 2/03/20	200,000	200,017
Visa, Inc. 3.150% 12/14/25	1,020,000	1,070,059
4.300%12/14/45	260,000	307,977
		3,330,899
Electric — 0.6%
Duke Energy Corp. 3.750% 4/15/24	100,000	105,495
3.950%8/15/47	70,000	70,777
Duke Energy Ohio, Inc. 3.650% 2/01/29	440,000	472,341
Exelon Corp. 5.625% 6/15/35	290,000	351,028

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FirstEnergy Corp. 3.900% 7/15/27	$710,000	$745,680
4.250%3/15/23	310,000	325,672
4.850%7/15/47	240,000	272,823
7.375%11/15/31	1,460,000	1,996,172
		4,339,988
Environmental Controls — 0.1%
Waste Management, Inc. 3.200% 6/15/26	140,000	145,637
3.450%6/15/29	210,000	221,355
3.500%5/15/24	90,000	94,429
4.000%7/15/39	140,000	149,996
4.150%7/15/49	200,000	218,449
4.600%3/01/21	30,000	30,995
		860,861
Foods — 0.3%
Danone SA 2.077% 11/02/21 (b)	250,000	248,376
2.589%11/02/23 (b)	310,000	311,521
2.947%11/02/26 (b)	550,000	548,951
Kraft Heinz Foods Co. 3.000% 6/01/26	470,000	457,351
3.950%7/15/25	60,000	62,449
4.000%6/15/23	20,000	20,955
4.875%2/15/25 (b)	42,000	43,322
5.375%2/10/20	136,000	138,242
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (b)	40,000	41,450
Mars, Inc. 2.700% 4/01/25 (b)	240,000	244,882
3.200%4/01/30 (b)	140,000	145,469
WM Wrigley Jr. Co. 2.900% 10/21/19 (b)	130,000	130,111
3.375%10/21/20 (b)	10,000	10,137
		2,403,216
Forest Products & Paper — 0.1%
Resolute Forest Products, Inc. 5.875% 5/15/23 (e)	440,000	442,200
Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	119,000	128,662
4.750%11/30/36	140,000	165,405
4.900%11/30/46	360,000	444,873
Becton Dickinson and Co. 3.363% 6/06/24	750,000	772,449
3.734%12/15/24	65,000	68,181
4.685%12/15/44	40,000	44,372
Medtronic, Inc. 3.125% 3/15/22	180,000	185,005
3.500%3/15/25	660,000	700,019
4.625%3/15/45	34,000	41,187
		2,550,153
Health Care – Services — 0.6%
Aetna, Inc. 2.800% 6/15/23	40,000	40,240
Anthem, Inc. 2.950% 12/01/22	330,000	334,707
3.125%5/15/22	50,000	50,914
3.350%12/01/24	120,000	124,142
3.650%12/01/27	510,000	530,162
3.700%8/15/21	70,000	71,613
Centene Corp. 4.750% 5/15/22	140,000	142,975
4.750%1/15/25	80,000	82,577
5.375%6/01/26 (b)	90,000	94,613
5.625%2/15/21	70,000	71,313
6.125%2/15/24	170,000	178,075
CommonSpirit Health 4.350% 11/01/42	20,000	20,108
Fresenius Medical Care US Finance II, Inc. 4.125% 10/15/20 (b)	50,000	50,690
4.750%10/15/24 (b)	70,000	74,550
5.875%1/31/22 (b)	50,000	53,405
HCA, Inc. 4.500% 2/15/27	40,000	42,674
4.750%5/01/23	250,000	267,600
5.000%3/15/24	50,000	54,472
5.250%6/15/26	60,000	66,433
5.375%9/01/26	30,000	32,325
5.500%6/15/47	130,000	138,892
5.625%9/01/28	20,000	21,650
5.875%5/01/23	30,000	32,621
5.875%2/15/26	10,000	11,050
Humana, Inc. 3.150% 12/01/22	40,000	40,834
3.950%3/15/27	190,000	198,095
4.625%12/01/42	70,000	74,253
4.800%3/15/47	10,000	10,853
4.950%10/01/44	60,000	66,225
UnitedHealth Group, Inc. 2.700% 7/15/20	250,000	251,017
2.875%12/15/21	160,000	162,364
3.750%7/15/25	50,000	53,403
3.875%12/15/28	110,000	119,998
4.250%6/15/48	200,000	222,188
5.800%3/15/36	70,000	89,747
		3,876,778
Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	126,150
4.750%11/29/27	190,000	199,975
5.000%6/15/27	20,000	21,025
NVR, Inc. 3.950% 9/15/22	100,000	103,831

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Toll Brothers Finance Corp. 4.375% 4/15/23	$110,000	$113,713
		564,694
Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	62,325
Housewares — 0.0%
Newell Brands, Inc. 3.850% 4/01/23	170,000	172,496
4.200%4/01/26	140,000	139,137
		311,633
Insurance — 0.3%
Ambac Assurance Corp. 5.100% 6/07/20 (b)	4,362	6,172
Ambac LSNI LLC 7.319% FRN 2/12/23 (b) (c)	18,672	18,975
American International Group, Inc. 6.250% 3/15/87	234,000	239,850
Berkshire Hathaway Finance Corp. 4.250% 1/15/49	550,000	619,078
Brighthouse Financial, Inc. 4.700% 6/22/47	70,000	58,487
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	70,030
MetLife Capital Trust IV 7.875% 12/15/67 (b)	200,000	252,000
MetLife, Inc. 6.400% 12/15/66	190,000	217,244
Reliance Standard Life Global Funding II 2.500% 1/15/20 (b)	90,000	89,959
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (b)	200,000	234,036
6.850%12/16/39 (b)	22,000	31,182
Voya Financial, Inc. 5.700% 7/15/43	160,000	197,249
		2,034,262
Internet — 0.2%
Amazon.com, Inc. 3.150% 8/22/27	470,000	494,049
3.875%8/22/37	160,000	176,419
4.050%8/22/47	210,000	238,440
4.950%12/05/44	180,000	226,935
Netflix, Inc. 5.375% 2/01/21	70,000	72,363
		1,208,206
Iron & Steel — 0.1%
ArcelorMittal 4.550% 3/11/26	220,000	232,540
6.125%6/01/25	120,000	136,417
6.250% STEP 2/25/22	50,000	54,245
7.000% STEP 10/15/39	60,000	71,194
Vale Overseas Ltd. 6.875% 11/21/36	174,000	209,017
		703,413
Leisure Time — 0.0%
NCL Corp. Ltd. 4.750% 12/15/21 (b)	32,000	32,440
VOC Escrow Ltd. 5.000% 2/15/28 (b)	210,000	212,887
		245,327
Lodging — 0.2%
Hilton Domestic Operating Co., Inc. 5.125% 5/01/26	70,000	73,063
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/01/25	20,000	20,475
4.875%4/01/27	270,000	279,031
Sands China Ltd. 4.600% 8/08/23	200,000	210,207
5.125%8/08/25	750,000	803,940
		1,386,716
Machinery – Construction & Mining — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	22,602
Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,860
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (b)	40,000	40,848
5.125%5/01/27 (b)	210,000	217,426
5.250%9/30/22	20,000	20,302
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	300,000	302,689
4.200%3/15/28	1,270,000	1,319,243
4.908%7/23/25	340,000	369,119
5.050%3/30/29	640,000	706,971
5.375%4/01/38	480,000	514,015
5.750%4/01/48	470,000	519,830
6.484%10/23/45	160,000	188,529
6.834%10/23/55	60,000	71,269
Comcast Corp. 3.150% 3/01/26	130,000	134,548
3.375%8/15/25	170,000	177,802
3.900%3/01/38	450,000	473,855
3.950%10/15/25	170,000	183,410
3.999%11/01/49	55,000	57,999
4.150%10/15/28	1,460,000	1,609,140

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.200%8/15/34	$160,000	$177,391
4.250%10/15/30	430,000	479,887
4.250%1/15/33	20,000	22,436
4.700%10/15/48	580,000	679,304
6.500%11/15/35	200,000	271,051
DISH DBS Corp. 5.875% 11/15/24	440,000	416,350
7.750%7/01/26	50,000	48,500
Fox Corp. 4.030% 1/25/24 (b)	220,000	234,003
4.709%1/25/29 (b)	390,000	436,311
5.476%1/25/39 (b)	90,000	106,205
5.576%1/25/49 (b)	880,000	1,076,730
NBCUniversal Media LLC 4.375% 4/01/21	170,000	176,293
5.950%4/01/41	50,000	65,662
Prosus Nv 4.850% 7/06/27 (b)	430,000	459,322
The The Walt Disney Co. 6.650% 11/15/37 (b)	120,000	172,427
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	142,603
5.875%11/15/40	200,000	216,342
6.550%5/01/37	10,000	11,554
6.750%6/15/39	120,000	139,204
7.300%7/01/38	210,000	254,865
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,953
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	400,000	411,124
Viacom, Inc. 3.875% 4/01/24	30,000	31,258
4.250%9/01/23	50,000	52,895
The Walt Disney Co. 6.200% 12/15/34 (b)	20,000	27,117
		13,042,782
Mining — 1.0%
Alcoa Nederland Holding BV 6.750% 9/30/24 (b)	240,000	253,500
Anglo American Capital PLC 3.625% 9/11/24 (b)	560,000	572,023
3.750%4/10/22 (b)	200,000	204,420
4.750%4/10/27 (b)	470,000	497,822
Barrick Gold Corp. 5.250% 4/01/42	80,000	93,819
Barrick North America Finance LLC 5.700% 5/30/41	180,000	215,300
5.750%5/01/43	210,000	262,398
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	20,355
5.000%9/30/43	300,000	375,841
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (b)	500,000	570,500
Freeport-McMoRan, Inc. 3.550% 3/01/22	100,000	100,375
3.875%3/15/23	10,000	10,000
4.000%11/14/21	100,000	101,875
4.550%11/14/24	10,000	10,222
5.450%3/15/43	186,000	170,190
6.875%2/15/23	20,000	21,050
Glencore Funding LLC 2.875% 4/16/20 (b)	80,000	80,424
3.875%10/27/27 (b)(e)	170,000	169,561
4.000%3/27/27 (b)(e)	1,470,000	1,484,370
4.125%5/30/23 (b)	130,000	135,157
4.125%3/12/24 (b)	510,000	529,492
Southern Copper Corp. 5.250% 11/08/42	870,000	954,061
Teck Resources Ltd. 6.000% 8/15/40	20,000	21,760
		6,854,515
Miscellaneous – Manufacturing — 0.5%
Eaton Corp. 2.750% 11/02/22	570,000	577,518
4.150%11/02/42	170,000	179,769
General Electric Co. 5.500% 1/08/20	40,000	40,568
4.375%9/16/20	60,000	61,224
5.300%2/11/21	75,000	77,705
4.650%10/17/21	170,000	177,123
6.750%3/15/32	80,000	98,566
6.150%8/07/37	330,000	383,450
5.875%1/14/38	216,000	243,858
6.875%1/10/39	1,196,000	1,499,605
4.500%3/11/44	60,000	58,213
		3,397,599
Oil & Gas — 3.7%
Anadarko Petroleum Corp. 4.850% 3/15/21	311,000	321,940
5.550%3/15/26	560,000	629,372
6.450%9/15/36	240,000	295,066
6.600%3/15/46	630,000	820,411
Antero Resources Corp. 5.375% 11/01/21	140,000	138,250
5.625%6/01/23	10,000	9,652
Apache Corp. 4.250% 1/15/44	570,000	515,645
4.375%10/15/28	990,000	1,034,565
4.750%4/15/43	90,000	87,772
5.100%9/01/40	460,000	464,915
6.000%1/15/37	17,000	19,298
BP Capital Markets America, Inc. 3.119% 5/04/26	290,000	295,524
3.216%11/28/23	300,000	309,455
3.410%2/11/26	270,000	282,965

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.588%4/14/27	$330,000	$346,380
BP Capital Markets PLC 3.506% 3/17/25	550,000	578,582
3.535%11/04/24	110,000	116,034
3.561%11/01/21	20,000	20,643
Chesapeake Energy Corp. 6.125% 2/15/21	80,000	81,200
6.625%8/15/20	30,000	30,225
8.000%6/15/27(e)	10,000	8,812
Chevron Corp. 2.954% 5/16/26	190,000	196,098
Cimarex Energy Co. 3.900% 5/15/27	530,000	544,648
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,071,300
Concho Resources, Inc. 3.750% 10/01/27	30,000	31,043
4.300%8/15/28	990,000	1,066,000
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	168,071
Continental Resources, Inc. 3.800% 6/01/24	110,000	113,101
4.375%1/15/28	220,000	231,323
4.500%4/15/23	560,000	588,382
Devon Energy Corp. 3.250% 5/15/22	100,000	101,889
4.750%5/15/42	10,000	10,951
5.000%6/15/45	600,000	688,348
5.600%7/15/41	400,000	474,818
5.850%12/15/25	220,000	260,641
Diamondback Energy, Inc. 5.375% 5/31/25	100,000	105,125
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,437,670
EOG Resources, Inc. 4.150% 1/15/26	120,000	130,675
Exxon Mobil Corp. 3.043% 3/01/26	210,000	217,644
4.114%3/01/46	520,000	598,333
KazMunayGas National Co. JSC 5.375% 4/24/30 (b)	200,000	221,440
Kerr-McGee Corp. 6.950% 7/01/24	230,000	269,550
7.875%9/15/31	160,000	219,007
Noble Energy, Inc. 3.850% 1/15/28	240,000	244,727
4.950%8/15/47	120,000	127,343
5.250%11/15/43	120,000	129,303
Oasis Petroleum, Inc. 6.875% 3/15/22	30,000	29,925
6.875%1/15/23	20,000	20,000
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	128,508
3.125%2/15/22	120,000	121,857
3.400%4/15/26	170,000	173,194
4.100%2/15/47	580,000	572,732
4.200%3/15/48	120,000	121,279
4.400%4/15/46	50,000	51,721
4.625%6/15/45	80,000	85,327
Petrobras Global Finance BV 5.299% 1/27/25	3,391,000	3,597,851
5.999%1/27/28	900,000	956,700
6.125%1/17/22	89,000	95,331
6.250%3/17/24	332,000	363,142
7.375%1/17/27	260,000	297,440
Petroleos Mexicanos 6.375% 1/23/45	220,000	189,200
6.625%6/15/35	763,000	704,821
6.875%8/04/26	160,000	161,984
QEP Resources, Inc. 6.875% 3/01/21	60,000	61,650
Range Resources Corp. 4.875% 5/15/25 (e)	30,000	26,325
5.000%3/15/23	210,000	197,925
5.875%7/01/22	10,000	9,900
Shell International Finance BV 2.875% 5/10/26	380,000	388,591
4.000%5/10/46	600,000	660,356
4.375%3/25/20	210,000	213,162
4.375%5/11/45	190,000	218,710
4.550%8/12/43	100,000	117,132
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (b)	330,000	352,846
Whiting Petroleum Corp. 5.750% 3/15/21	150,000	151,125
WPX Energy, Inc. 8.250% 8/01/23	30,000	34,200
		25,757,070
Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	55,737
Halliburton Co. 3.800% 11/15/25	240,000	251,648
4.850%11/15/35	30,000	31,993
5.000%11/15/45	500,000	545,520
Schlumberger Holdings Corp. 3.900% 5/17/28 (b)	191,000	198,760
4.000%12/21/25 (b)	150,000	158,775
Schlumberger Norge AS 4.200% 1/15/21 (b)	10,000	10,225
		1,252,658
Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125% 7/15/23 (b)	60,000	61,125

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.750%10/15/20	$9,691	$9,715
6.875% STEP 2/15/21	51,981	52,111
WestRock RKT LLC 4.000% 3/01/23	30,000	31,165
		154,116
Pharmaceuticals — 1.9%
AbbVie, Inc. 2.900% 11/06/22	80,000	80,533
3.600%5/14/25	130,000	134,313
Allergan Funding SCS 3.450% 3/15/22	30,000	30,630
3.800%3/15/25	180,000	186,799
4.550%3/15/35	90,000	90,871
Bausch Health Americas, Inc. 9.250% 4/01/26 (b)	60,000	67,128
Bausch Health Cos., Inc. 9.000% 12/15/25 (b)	100,000	111,730
Bristol-Myers Squibb Co. 2.600% 5/16/22 (b)	350,000	354,442
2.900%7/26/24 (b)	700,000	716,394
3.200%6/15/26 (b)	520,000	540,286
3.400%7/26/29 (b)	250,000	261,735
Cardinal Health, Inc. 2.616% 6/15/22	130,000	130,781
3.079%6/15/24	170,000	171,146
Cigna Corp. 3.400% 9/17/21 (b)	210,000	214,094
3.750%7/15/23 (b)	570,000	593,446
4.125%11/15/25 (b)	160,000	170,391
4.375%10/15/28 (b)	1,230,000	1,327,004
CVS Health Corp. 2.750% 12/01/22	120,000	120,392
3.350%3/09/21	190,000	192,639
3.700%3/09/23	940,000	972,098
3.875%7/20/25	124,000	129,478
4.100%3/25/25	310,000	326,954
4.300%3/25/28	2,840,000	2,994,718
5.050%3/25/48	560,000	596,467
5.125%7/20/45	350,000	373,245
CVS Pass-Through Trust 5.298% 1/11/27 (b)	7,694	8,185
5.880%1/10/28	87,336	96,578
6.036%12/10/28	76,642	85,819
6.943%1/10/30	66,416	78,151
Eli Lilly & Co. 3.100% 5/15/27	100,000	104,455
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	183,025
Johnson & Johnson 3.625% 3/03/37	690,000	737,839
Merck & Co., Inc. 2.750% 2/10/25	120,000	123,593
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	48,125
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	160,000	154,480
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	99,700
2.200%7/21/21	750,000	711,563
2.800%7/21/23	350,000	302,750
		13,621,977
Pipelines — 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (b)	150,000	152,063
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	150,000	162,938
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	388,321
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	31,691
5.875%3/01/22	100,000	107,271
Energy Transfer Operating LP 4.500% 4/15/24	610,000	649,114
5.250%4/15/29	190,000	212,296
6.250%4/15/49	30,000	35,545
Enterprise Products Operating LLC 4.150% 10/16/28	2,600,000	2,830,028
5.700%2/15/42	40,000	48,220
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	111,711
3.500%9/01/23	120,000	123,473
Kinder Morgan, Inc. 4.300% 3/01/28	50,000	53,591
5.300%12/01/34	90,000	101,738
MPLX LP 4.000% 3/15/28	210,000	217,486
4.500%4/15/38	620,000	625,957
4.700%4/15/48	620,000	634,905
4.800%2/15/29	320,000	352,448
4.875%12/01/24	150,000	163,175
5.500%2/15/49	250,000	283,943
Southern Natural Gas Co. LLC 8.000% 3/01/32	248,000	346,954
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.250% 11/15/23	90,000	90,000
5.875%4/15/26	60,000	63,600
6.500%7/15/27 (b)	120,000	130,950
6.875%1/15/29 (b)	150,000	166,303
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	730,000	932,066

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Williams Cos., Inc.
5.250% 3/15/20	$130,000	$132,402
7.500% 1/15/31	330,000	426,981
7.750% 6/15/31	580,000	764,702
		10,339,872

Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	10,714
5.375% 4/15/26	90,000	97,331
WEA Finance LLC
4.625% 9/20/48 (b)	150,000	163,300
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	229,615
4.750% 9/17/44 (b)	250,000	276,024
		776,984

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
4.250% 5/15/24 (b)	200,000	202,250
Beacon Roofing Supply, Inc.
4.875% 11/01/25 (b)	90,000	89,100
McDonald’s Corp.
3.500% 3/01/27	210,000	220,541
3.700% 1/30/26	350,000	372,072
3.800% 4/01/28	110,000	118,112
QVC, Inc.
5.950% 3/15/43	10,000	9,589
The TJX Cos., Inc.
2.250% 9/15/26	30,000	29,438
Walgreens Boots Alliance, Inc.
3.450% 6/01/26	260,000	262,478
Walmart, Inc.
3.700% 6/26/28	560,000	611,107
		1,914,687

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125% 1/15/25	200,000	195,461
Intel Corp.
3.700% 7/29/25	70,000	75,053
3.734% 12/08/47	54,000	56,469
		326,983

Software — 0.7%
First Data Corp.
5.000% 1/15/24 (b)	280,000	286,860
Microsoft Corp.
1.550% 8/08/21	360,000	356,935
2.400% 2/06/22	540,000	545,670
2.400% 8/08/26	1,620,000	1,628,191
2.700% 2/12/25	100,000	102,673
2.875% 2/06/24	380,000	393,734
3.300% 2/06/27	690,000	733,180
3.750% 2/12/45	400,000	435,162
3.950% 8/08/56	100,000	111,279
4.100% 2/06/37	170,000	193,963
salesforce.com, Inc.
3.250% 4/11/23	270,000	280,228
3.700% 4/11/28	90,000	97,032
		5,164,907

Telecommunications — 1.5%
Altice France SA
7.375% 5/01/26 (b)	530,000	543,250
America Movil SAB de CV
5.000% 3/30/20	100,000	101,882
AT&T, Inc.
3.000% 2/15/22	60,000	60,960
3.400% 5/15/25	580,000	596,243
4.250% 3/01/27	260,000	278,664
4.350% 6/15/45	390,000	389,873
4.500% 3/09/48	516,000	527,566
6.250% 3/29/41	20,000	24,449
CommScope Technologies LLC
5.000% 3/15/27 (b)	90,000	78,300
Qwest Corp.
6.875% 9/15/33	85,000	84,909
Sprint Corp.
7.250% 9/15/21	280,000	297,500
7.625% 2/15/25	150,000	159,750
7.875% 9/15/23	30,000	32,588
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	112,500	112,529
4.738% 9/20/29 (b)	220,000	228,250
Telecom Italia SpA
5.303% 5/30/24 (b)	200,000	207,000
Telefonica Emisiones SA
4.103% 3/08/27	1,890,000	2,007,780
5.213% 3/08/47	150,000	165,371
5.877% 7/15/19	80,000	80,093
Verizon Communications, Inc.
2.625% 8/15/26	300,000	298,053
3.376% 2/15/25	100,000	104,378
3.500% 11/01/24	160,000	168,133
3.875% 2/08/29	130,000	139,441
4.125% 3/16/27	130,000	141,386
4.329% 9/21/28	820,000	908,721
4.400% 11/01/34	270,000	299,328
4.500% 8/10/33	670,000	754,800
4.522% 9/15/48	240,000	268,901
4.862% 8/21/46	130,000	151,358
5.250% 3/16/37	170,000	203,342
5.500% 3/16/47	30,000	37,667

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC
4.375% 5/30/28	$1,010,000	$1,091,798
5.250%5/30/48	280,000	309,089
		10,853,352

Transportation — 0.2%
Union Pacific Corp.
3.750% 7/15/25	190,000	203,070
3.950% 9/10/28	620,000	678,395
4.500% 9/10/48	600,000	682,697
XPO Logistics, Inc.
6.500% 6/15/22 (b)	110,000	112,200
		1,676,362

Trucking & Leasing — 0.1%
DAE Funding LLC
5.750% 11/15/23 (b)	110,000	115,500
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	10,000	10,322
5.250%8/15/22 (b)	230,000	242,834
5.500%2/15/24 (b)	50,000	53,899
		422,555

TOTAL CORPORATE DEBT (Cost $206,421,845)		219,624,851

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District
5.000% 11/15/43	50,000	56,918
State of California
5.000% 4/01/42	70,000	76,302
5.000%11/01/43	50,000	56,560
		189,780

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		189,780

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Automobile ABS — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A 4.060% 11/15/30	1,100,000	1,171,879
Hertz Vehicle Financing II LP, Series 2015-1A, Class C 4.350% 3/25/21 (b)	250,000	250,742
		1,422,621

Commercial MBS — 3.0%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, 6.006% VRN 8/10/45 (b) (c)	724,539	500,693
BANK, Series 2017-BNK4, Class XA, 1.595% VRN 5/15/50 (c)	3,710,678	300,635
BBCCRE Trust, Series 2015-GTP, Class E, 4.715% VRN 8/10/33 (b) (c)	1,020,000	959,911
BX Trust
Series 2017-APPL, Class A, 1 mo. USD LIBOR + .880% 3.274% FRN 7/15/34 (b)	407,539	407,546
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 4.444% FRN 11/15/35 (b)	414,183	415,730
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 5.394% FRN 11/15/35 (b)	1,778,551	1,781,902
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	400,000	426,447
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930% 3.324% FRN 11/15/36 (b)	460,000	460,290
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	402,015
Credit Suisse Mortgage Trust
Series 2017-LSTK, Class A, 2.761% 4/05/33 (b)	430,000	431,965
Series 2015-GLPA, Class A, 3.881% 11/15/37 (b)	135,087	144,668
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	201,444
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	230,000	206,800
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	131,498
Series 2006-C5, Class AJ, 5.373% 12/15/39	92,328	56,192
Series 2018-PLUM, Class A, 1 mo. USD LIBOR + 3.231% 5.626% FRN 8/15/20 (b)	850,000	850,008
Series 2007-C5, Class AM, 5.869% VRN 9/15/40 (c)	30,810	23,515
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.620% 8.014% FRN 7/15/32 (b)	1,700,000	1,708,531
DBCG Mortgage Trust, Series 2017-BBG, Class A, 1 mo. USD LIBOR + .700% 3.094% FRN 6/15/34 (b)	270,000	270,003
FREMF Mortgage Trust Series 2012-K20, Class X2A, 0.200% 5/25/45 (b)	3,238,113	14,892

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 4.581% FRN 1/25/26 (b)	$1,499,319	$1,504,825
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750% 3.144% FRN 11/15/34 (b)	93,210	90,290
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, 5.677% VRN 12/10/49 (c)	50,000	14,500
GS Mortgage Securities Corp. II Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 3.694% FRN 9/15/31 (b)	1,350,000	1,348,263
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (c)	280,000	293,864
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	96,773	71,903
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX 5.438% 1/15/49 (b)	600,000	131,400
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.955% VRN 4/15/47 (c)	1,375,379	33,301
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	263,448
Series 2015-C31, Class B, 4.771% VRN 8/15/48 (c)	160,000	172,686
Series 2013-C17, Class B, 5.054% VRN 1/15/47 (c)	30,000	32,468
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, 1.047% VRN 10/15/50 (c)	7,915,472	447,526
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2, 2.729% VRN 4/20/48 (b) (c)	294,562	296,483
Series 2015-3, Class A3, 3.127% VRN 4/20/48 (b) (c)	707,000	710,084
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, 6.193% VRN 9/12/49 (c)	40,186	21,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4 3.306% 4/15/48	420,000	437,227
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 3.794% FRN 5/15/36 (b) (c)	1,360,000	1,360,028
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	54,297	39,956
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	8,382	8,409
Natixis Commercial Mortgage Securities Trust, 4.272% VRN 5/15/39 (b) (c)	1,710,000	1,647,332
Shops at Crystals Trust, Series 2016-CSTL, Class A 3.126% 7/05/36 (b)	320,000	324,324
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .750% 3.169% FRN 11/11/34 (b)	267,326	267,248
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	178,945
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	600,583
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, 4.104% VRN 9/14/22 (b) (c)	183,935	184,420
Wells Fargo Commercial Mortgage Trust
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	195,257
Series 2013-LC12, Class B, 4.421% VRN 7/15/46 (c)	140,000	145,427
WFRBS Commercial Mortgage Trust Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	199,212
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (c)	190,000	195,904
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (c)	190,000	187,628
		21,099,327

Home Equity ABS — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 3.364% FRN 11/25/33	1,249,236	1,171,091
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270% 2.674% FRN 3/25/36	455,275	310,879
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, 5.825% STEP 2/26/36 (b)	1,457,722	1,461,641
		2,943,611

Manufactured Housing ABS — 0.2%
Conseco Finance Corp., Series 1996-4, Class M1, 7.750% VRN 6/15/27 (c)	1,341,645	1,349,109

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2, Auction Rate Security 5.777% FRN 2/20/32	$150,000	$146,935
		1,496,044

Other ABS — 2.0%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I 4.194% 6/07/49 (b)	1,230,000	1,242,946
Community Funding CLO Ltd., Series 2015-1A, Class A, 5.750% STEP 11/01/27 (b)	679,398	697,195
Dividend Solar Loans LLC, Series 2019-1, Class A 3.670% 8/22/39 (b) (g)	1,400,000	1,399,782
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390% 2.794% FRN 11/25/35	2,382,919	2,233,138
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (b)	1,515,269	1,534,232
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 4.272% VRN 4/22/35 (b) (c)	989,013	995,840
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, 5.717% STEP 4/25/35	1,642,149	1,305,374
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .340% 2.744% FRN 3/25/36	1,800,000	1,746,650
SBA Small Business Investment Cos.
Series 2019-10A, Class 1, 3.113% 3/10/29	550,000	577,880
Series 2018-10B, Class 1, 3.548% 9/10/28	437,562	459,908
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000% 3.404% FRN 9/25/34	1,292,532	1,295,050
United States Small Business Administration, Series 2019-20D, Class 1 2.980% 4/01/39	290,000	300,422
		13,788,417

Student Loans ABS — 0.7%
Navient Student Loan Trust
Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 3.454% FRN 12/27/66 (b)	1,660,055	1,665,215
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.554% FRN 7/26/66 (b)	1,030,000	1,040,534
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (b)	650,000	661,210
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 2.720% FRN 12/15/38	1,210,000	1,178,661
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 3.500% 10/28/29 (b)	39,865	39,527
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 3.610% FRN 12/15/33 (b)	510,390	508,329
		5,093,476

WL Collateral CMO — 3.9%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150% 2.580% FRN 5/28/36 (b)	1,038,723	1,025,755
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650% 5.246% FRN 11/25/35	876,921	224,135
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350% 2.754% FRN 5/25/37	2,251,055	1,086,961
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	3,366	3,357
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 3.050% FRN 10/27/36 (b)	880,000	493,247
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (b) (c)	4,692,703	4,753,399
Series 2015-2R, Class 7A2, 4.399% VRN 8/27/36 (b) (c)	2,450,501	2,229,461
Flagstar Mortgage Trust, Series 2018-2, Class A4, 3.500% VRN 4/25/48 (b) (c)	1,900,403	1,924,980
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1 6.000% 12/25/35	2,649,123	2,610,540
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610% 3.040% FRN 11/26/37 (b)	1,220,000	1,059,321

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.327% VRN 10/25/35 (c)	$82,648	$68,920
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, 5.004% VRN 2/25/36 (c)	48,244	31,330
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (c)	2,440,088	2,471,656
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (c)	940,080	952,276
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (b) (c)	3,220,196	3,261,891
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770% 3.251% FRN 4/26/47 (b)	300,000	291,546
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (c)	659,028	687,338
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	19,742	18,906
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	758,975	639,219
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500% 3.930% FRN 12/26/37 (b)	2,055,531	1,840,132
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 4.425% VRN 8/25/36 (c)	305,083	259,500
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150% 4.654% FRN 3/25/46	316,054	346,845
Towd Point Mortgage Funding Vintage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200% 2.004% FRN 2/20/54 GBP (b) (f)	300,408	382,282
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000% 3.504% FRN 2/25/46	976,217	917,159
		27,580,156

WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600% 18.983% FRN 7/25/36	65,732	98,766

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $71,090,796)		73,522,418

SOVEREIGN DEBT OBLIGATIONS — 6.8%
Abu Dhabi Government International Bond 2.500% 10/11/22 (b)	870,000	876,186
Argentina POM Politica Monetaria, 63.705% FRN 6/21/20 ARS (c) (f)	1,030,000	23,714
Argentine Bonos del Tesoro 18.200% 10/03/21 ARS (f)	12,970,000	210,985
Argentine Republic Government International Bond
3.750% STEP 12/31/38	110,000	64,214
5.625%1/26/22	770,000	649,118
6.875%4/22/21	220,000	193,050
6.875%1/11/48	1,450,000	1,073,014
7.125%7/06/36	220,000	170,062
7.500%4/22/26	610,000	515,145
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/21 BRL (f)	8,458,000	2,216,715
10.000% 1/01/23 BRL (f)	13,781,000	3,771,547
10.000% 1/01/27 BRL (f)	963,000	275,539
Brazilian Government International Bond
4.625% 1/13/28 (e)	420,000	440,580
5.000%1/27/45	510,000	504,140
5.625%1/07/41	2,350,000	2,518,636
Colombia Government International Bond 5.625% 2/26/44	520,000	614,900
Ecuador Government International Bond 7.875% 1/23/28 (b)	330,000	326,291
Egypt Government International Bond 5.577% 2/21/23 (b)	370,000	375,794
Indonesia Government International Bond
3.500% 1/11/28	400,000	401,580
3.750%4/25/22 (b)	1,030,000	1,056,535
4.350%1/11/48	450,000	464,809
5.125%1/15/45 (b)	1,360,000	1,532,263
5.125%1/15/45 (b)	200,000	225,333
Kenya Government International Bond
6.875% 6/24/24 (b)	200,000	212,688
7.250%2/28/28 (b)	200,000	207,093

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kuwait International Government Bond 3.500% 3/20/27 (b)	$530,000	$564,159
Mexican Bonos
6.500% 6/09/22 MXN (f)	92,558,000	4,697,739
7.750% 11/13/42 MXN (f)	34,785,600	1,797,207
8.000% 11/07/47 MXN (f)	101,820,000	5,392,329
8.500% 11/18/38 MXN (f)	30,070,000	1,676,807
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,273,375
Nigeria Government International Bond
6.500% 11/28/27 (b)	200,000	200,153
7.143%2/23/30 (b)	210,000	212,328
Peruvian Government International Bond 6.550% 3/14/37	750,000	1,057,507
Provincia de Buenos Aires
6.500% 2/15/23 (b)	170,000	142,122
7.875%6/15/27 (b)	160,000	118,802
9.125%3/16/24 (b)	160,000	133,602
Qatar Government International Bond
4.000% 3/14/29 (b)	580,000	624,950
4.817%3/14/49 (b)	1,280,000	1,466,931
Republic of Poland Government International Bond 4.000% 1/22/24	910,000	979,133
Russian Federal Bond — OFZ
6.900% 5/23/29 RUB (f)	155,800,000	2,398,536
7.000% 1/25/23 RUB (f)	30,640,000	482,017
7.000% 8/16/23 RUB (f)	63,590,000	998,072
7.050% 1/19/28 RUB (f)	221,886,000	3,462,104
7.750% 9/16/26 RUB (f)	8,260,000	134,020
8.150% 2/03/27 RUB (f)	55,120,000	917,021
		47,648,845

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $49,659,966)		47,648,845

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.8%
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	14,923	110
Series 4793, Class CB, 3.000% 5/15/48	1,099,832	1,110,679
Series 4793, Class CD, 3.000% 6/15/48	780,301	788,052
Series 4813, Class CJ, 3.000% 8/15/48	1,161,634	1,171,675
Series 353, Class S1, 1 mo. LIBOR + 6.000% 3.606% FRN 12/15/46	460,938	100,956
Series 334, Class S7, 1 mo. LIBOR + 6.100% 3.706% FRN 8/15/44	225,380	41,672
Series 3621, Class SB, 1 mo. LIBOR + 6.230% 3.836% FRN 1/15/40	44,813	8,674
Series 4203, Class PS, 1 mo. LIBOR + 6.250% 3.856% FRN 9/15/42	240,816	34,358
Series 3973, Class SA, 1 mo. LIBOR + 6.490% 4.096% FRN 12/15/41	297,233	59,815
Series R007, Class ZA, 6.000% 5/15/36	120,841	138,408
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K007, Class X1, 1.203% VRN 4/25/20 (c)	319,099	1,929
Series K712, Class X1, 1.425% VRN 11/25/19 (c)	511,593	1,670
Series K015, Class X1, 1.730% VRN 7/25/21 (c)	352,307	9,113
Series K091, Class A2, 3.505% 3/25/29	770,000	834,961
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,451,748
Series 2005-88, Class IP, 1.625% FRN 10/25/35 (c)	48,820	2,618
Series 2006-88, Class IP, 1.767% 4/25/36	62,242	3,091
Series 2006-118, Class IP1, 2.537% FRN 12/25/36 (c)	122,594	8,539
Series 2006-118, Class IP2, 2.656% FRN 12/25/36 (c)	97,642	6,451
Series 2006-59, Class IP, 2.676% FRN 7/25/36 (c)	123,938	10,425
Series 409, Class C2, 3.000% 4/25/27	139,958	9,858
Series 409, Class C13, 3.500% 11/25/41	163,714	24,404
Series 2013-124, Class SB, 1 mo. LIBOR + 5.950% 3.546% FRN 12/25/43	520,524	93,505
Series 2016-61, Class BS, 1 mo. LIBOR + 6.100% 3.696% FRN 9/25/46	169,050	28,169

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-60, Class QS, 1 mo. LIBOR + 6.100% 3.696% FRN 9/25/46	$358,278	$60,213
Series 2017-76, Class SB, 3.696% FRN 10/25/57 (c)	1,049,902	179,863
Series 2012-133, Class CS, 1 mo. LIBOR + 6.150% 3.746% FRN 12/25/42	165,797	29,955
Series 2012-134, Class SK, 1 mo. LIBOR + 6.150% 3.746% FRN 12/25/42	325,764	61,426
Series 2013-54, Class BS, 1 mo. LIBOR + 6.150% 3.746% FRN 6/25/43	416,715	76,944
Series 2017-85, Class SC, 3.796% FRN 11/25/47 (c)	291,671	51,318
Series 409, Class C18, 4.000% 4/25/42	172,593	29,718
Series 2012-35, Class SC, 1 mo. LIBOR + 6.500% 4.096% FRN 4/25/42	144,088	29,513
Series 2011-87, Class SG, 4.120% FRN 4/25/40 (c)	252,298	29,212
Series 2011-96, Class SA, 1 mo. LIBOR + 6.550% 4.146% FRN 10/25/41	279,267	48,160
Series 2012-74, Class SA, 1 mo. LIBOR + 6.650% 4.246% FRN 3/25/42	74,737	12,226
Series 409, Class C22, 4.500% 11/25/39	97,604	16,078
Series 2011-59, Class NZ, 5.500% 7/25/41	540,593	607,971
Series 2013-9, Class CB, 5.500% 4/25/42	468,334	515,607
Series 2012-46, Class BA, 6.000% 5/25/42	121,105	137,815
Series 2012-28, Class B, 6.500% 6/25/39	26,428	28,486
Series 2013-9, Class BC, 6.500% 7/25/42	133,763	155,384
Series 2012-51, Class B, 7.000% 5/25/42	99,809	115,850
Federal National Mortgage Association ACES
Series 2014-M4, Class X2, 0.341% VRN 3/25/24 (c)	4,849,339	52,643
Series 2019-M5, Class A2, 3.273% 1/25/29	620,000	655,014
Series 2019-M10, Class A2, 3.300% 12/25/37	390,000	406,235
Series 2019-M6, Class A2, 3.450% 1/01/29	680,000	730,640
Series 2019-M4, Class A2, 3.610% 2/25/31	330,000	357,594
Series 2019-M1, Class A2, 3.673% VRN 9/25/28 (c)	1,580,000	1,710,897
Government National Mortgage Association
Series 2012-144, Class IO, 0.411% VRN 1/16/53 (c)	6,242,241	177,234
Series 2012-135, Class IO, 0.580% VRN 1/16/53 (c)	5,451,134	162,076
Series 2014-186, Class IO, 0.756% VRN 8/16/54 (c)	2,660,413	121,904
Series 2017-41, Class IO, 0.793% VRN 7/16/58 (c)	1,915,120	123,846
Series 2014-22, Class IA, 1.112% FRN 11/20/42 (c)	44,814	1,976
Series 2017-H18, Class BI, 1.579% VRN 9/20/67 (c)	4,936,783	484,466
Series 2012-H27, Class AI, 1.753% VRN 10/20/62 (c)	799,562	40,691
Series 2017-H20, Class IB, 2.002% VRN 10/20/67 (c)	98,774	11,220
Series 2017-H15, Class KI, 2.233% VRN 7/20/67 (c)	192,094	25,558
Series 2018-H07, Class FD, 2.767% FRN 5/20/68 (c)	541,835	539,602
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 2.867% FRN 12/20/60	165,159	164,966
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 2.897% FRN 10/20/64	1,520,316	1,518,286
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 2.947% FRN 3/20/61	151,668	151,808
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 2.967% FRN 3/20/61	106,253	106,393
Series 2018-118, Class AC, 3.200% 5/16/49	29,619	30,210
Series 2014-117, Class SJ, 1 mo. LIBOR + 5.600% 3.217% FRN 8/20/44	160,902	25,811
Series 2012-66, Class CI, 3.500% 2/20/38	124,381	6,893
Series 2013-53, Class OI, 3.500% 4/20/43	933,449	131,698
Series 2016-135, Class SB, 1 mo. LIBOR + 6.100% 3.706% FRN 10/16/46	161,518	36,147
Series 2016-21, Class ST, 1 mo. LIBOR + 6.150% 3.767% FRN 2/20/46	122,913	26,115

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-176, Class IA, 4.000% 11/20/44	$107,175	$17,472
Series 2015-167, Class OI, 4.000% 4/16/45	115,317	24,726
Series 2010-31, Class GS, 4.228% 3/20/39	9,274	340
Series 2010-85, Class HS, 1 mo. LIBOR + 6.650% 4.267% FRN 1/20/40	47,246	4,842
Series 2016-84, Class IG, 4.500% 11/16/45	524,606	103,478
		16,077,400

Pass-Through Securities — 29.9%
Federal Home Loan Mortgage Corp.
Pool #C91981 3.000% 2/01/38	270,291	275,734
Pool #C91987 3.000% 4/01/38	183,819	187,520
Pool #G67701 3.000% 10/01/46	1,238,687	1,263,636
Pool #Q45638 3.000% 1/01/47	348,978	353,935
Pool #G08747 3.000% 2/01/47	586,300	594,628
Pool #G61587 3.000% 4/01/47	1,021,197	1,036,979
Pool #G60985 3.000% 5/01/47	2,388,808	2,436,924
Pool #G08778 3.000% 9/01/47	190,050	192,453
Pool #G61637 3.000% 9/01/47	965,469	981,899
Pool #G08875 3.000% 3/01/49	2,323,777	2,346,619
Pool #G08880 3.000% 4/01/49	1,772,528	1,789,951
Pool #U90245 3.500% 10/01/42	110,245	114,250
Pool #U99045 3.500% 3/01/43	481,439	498,927
Pool #U99114 3.500% 2/01/44	59,423	61,581
Pool #U99124 3.500% 3/01/45	534,731	554,155
Pool #Q41209 3.500% 6/01/46	362,248	376,524
Pool #Q48752 3.500% 6/01/47	332,438	344,085
Pool #G08800 3.500% 2/01/48	1,256,099	1,292,650
Pool #V84260 3.500% 6/01/48	2,232,485	2,315,586
Pool #G08841 3.500% 10/01/48	4,982,995	5,112,421
Pool #G08856 3.500% 1/01/49	4,614,620	4,730,152
Pool #G08865 3.500% 3/01/49	3,903,857	3,999,154
Pool #V85283 3.500% 3/01/49	792,105	815,154
Pool #G08871 3.500% 4/01/49	884,821	906,420
Pool #G14492 4.000% 10/01/25	232,658	242,034
Pool #U90316 4.000% 10/01/42	47,017	49,658
Pool #U91254 4.000% 4/01/43	111,355	117,611
Pool #Q19135 4.000% 6/01/43	50,226	53,629
Pool #Q19236 4.000% 6/01/43	46,185	49,054
Pool #U99054 4.000% 6/01/43	1,239,951	1,309,609
Pool #Q19985 4.000% 7/01/43	1,483,403	1,561,569
Pool #Q19615 4.000% 7/01/43	50,596	54,023
Pool #U95137 4.000% 8/01/43	54,373	57,428
Pool #C09071 4.000% 2/01/45	658,446	684,196
Pool #Q40459 4.000% 3/01/46	1,362,349	1,421,800
Pool #G08771 4.000% 7/01/47	1,106,557	1,152,771
Pool #V83342 4.000% 8/01/47	329,279	346,015
Pool #Q55429 4.000% 4/01/48	91,420	95,038
Pool #Q55997 4.000% 5/01/48	645,011	670,337
Pool #Q57230 4.000% 7/01/48	1,833,001	1,902,251
Pool #G08836 4.000% 9/01/48	815,492	845,536
Pool #G61727 4.000% 11/01/48	1,795,422	1,860,447
Pool #G08877 4.000% 5/01/49	3,443,105	3,566,997
Pool #U92272 4.500% 12/01/43	61,442	65,285
Pool #U99076 4.500% 12/01/43	403,582	428,822
Pool #U99084 4.500% 2/01/44	372,860	396,178
Pool #U99091 4.500% 3/01/44	116,796	124,100
Pool #Q26207 4.500% 5/01/44	34,285	36,204
Pool #G08683 4.500% 12/01/45	38,827	40,904
Pool #Q47940 4.500% 2/01/47	658,493	694,530
Pool #V83157 4.500% 4/01/47	2,797,219	2,949,424
Pool #Q49177 4.500% 6/01/47	623,807	662,429
Pool #G06496 5.000% 6/01/41	74,645	80,836
Pool #Q55401 5.000% 4/01/48	656,368	696,837
Pool #Q56002 5.000% 5/01/48	293,195	311,273
Pool #Q57925 5.000% 8/01/48	514,847	546,269
Pool #G08844 5.000% 10/01/48	167,411	177,472
Pool #Q59125 5.000% 10/01/48	171,680	181,997
Pool #Q59799 5.000% 11/01/48	256,409	271,737
Pool #G08859 5.000% 1/01/49	1,622,706	1,719,207
Pool #G06875 5.500% 12/01/38	9,756	10,887
Pool #G06669 6.500% 9/01/39	20,491	23,584
Pool #G07509 6.500% 9/01/39	17,319	20,058
Pool #G07335 7.000% 3/01/39	43,623	51,126
Federal National Mortgage Association Pool #AP9633 2.500% 10/01/42	104,025	103,830
Pool #AM8674 2.810% 4/01/25	50,000	51,351
Pool #BJ2544 3.000% 12/01/37	177,644	181,112
Pool #AQ7306 3.000% 1/01/43	54,970	55,786
Pool #AR1202 3.000% 1/01/43	57,976	58,836
Pool #BC0884 3.000% 5/01/46	429,460	436,367
Pool #AS7533 3.000% 7/01/46	306,618	312,316
Pool #AS7738 3.000% 8/01/46	689,944	701,256
Pool #BD8104 3.000% 10/01/46	312,973	319,082
Pool #AS8359 3.000% 11/01/46	863,633	876,444
Pool #MA2806 3.000% 11/01/46	2,503,517	2,540,654
Pool #AS8269 3.000% 11/01/46	3,180,914	3,228,100
Pool #BE0072 3.000% 11/01/46	1,395,639	1,421,576
Pool #BM1565 3.000% 4/01/47	1,346,881	1,373,174
Pool #BM4579 3.000% 4/01/47	2,301,597	2,339,335
Pool #890843 3.000% 9/01/47	735,622	749,293
Pool #MA3237 3.000% 1/01/48	96,728	97,800
Pool #AN4073 3.070% 1/01/29	120,000	125,272
Pool #AN8048 3.080% 1/01/28	210,000	220,164
Pool #BL2379 3.090% 5/01/29	300,000	314,325
Pool #BL2454 3.160% 5/01/29	189,815	199,944
Pool #BL2040 3.190% 5/01/29	99,876	105,402
Pool #BL2465 3.240% 5/01/29	350,000	371,162
Pool #BL2456 3.260% 5/01/29	189,738	201,104
Pool #BL2457 3.260% 5/01/29	140,000	148,615
Pool #BL2225 3.300% 4/01/29	100,000	106,637

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BL2431 3.310% 5/01/31	$100,000	$106,254
Pool #BL2201 3.350% 5/01/29	70,000	74,915
Pool #MA1177 3.500% 9/01/42	49,578	51,345
Pool #MA1213 3.500% 10/01/42	305,300	316,183
Pool #AL3026 3.500% 12/01/42	77,653	80,688
Pool #BM4751 3.500% 3/01/43	919,698	954,494
Pool #BM4750 3.500% 2/01/45	191,983	199,187
Pool #AS6328 3.500% 12/01/45	1,368,075	1,412,139
Pool #AS6340 3.500% 12/01/45	214,550	223,002
Pool #AS6541 3.500% 1/01/46	214,155	222,793
Pool #AS6562 3.500% 1/01/46	214,130	222,566
Pool #BM4897 3.500% 12/01/46	1,313,620	1,362,909
Pool #BH4101 3.500% 10/01/47	445,305	458,257
Pool #CA0907 3.500% 12/01/47	90,664	94,065
Pool #CA0858 3.500% 12/01/47	820,034	844,652
Pool #CA1526 3.500% 4/01/48	836,065	867,174
Pool #MA3383 3.500% 6/01/48	3,071,450	3,154,061
Pool #BM5521 3.500% 7/01/48	2,008,263	2,072,319
Pool #890876 3.500% 2/01/49	192,267	199,361
Pool #BN5424 3.500% 4/01/49	2,373,085	2,438,395
Pool #CA3471 3.500% 5/01/49	992,856	1,020,801
Pool #CA3478 3.500% 5/01/49	796,408	818,326
Pool #BO0955 3.500% 6/01/49	99,962	102,713
Pool #CA3637 3.500% 6/01/49	499,500	513,247
Pool #CA3634 3.500% 6/01/49	499,163	514,928
Pool #MA3686 3.500% 6/01/49	6,074,703	6,219,107
Pool #BF0145 3.500% 3/01/57	2,583,645	2,670,090
Pool #BL1151 3.600% 1/01/29	496,913	541,495
Pool #BL1085 3.820% 1/01/29	490,000	543,911
Pool #BL1367 3.830% 1/01/29	1,500,000	1,661,521
Pool #AK8441 4.000% 4/01/42	44,407	46,857
Pool #AO2711 4.000% 5/01/42	45,554	48,067
Pool #AO6086 4.000% 6/01/42	31,971	33,694
Pool #AP5333 4.000% 7/01/42	160,883	169,557
Pool #AP0692 4.000% 7/01/42	32,508	34,260
Pool #AP2958 4.000% 8/01/42	30,962	32,632
Pool #AP2530 4.000% 8/01/42	32,935	34,716
Pool #AP7399 4.000% 9/01/42	83,490	87,992
Pool #AP4903 4.000% 9/01/42	44,695	47,112
Pool #AP9766 4.000% 10/01/42	191,998	202,649
Pool #MA1217 4.000% 10/01/42	241,843	255,260
Pool #AP9229 4.000% 10/01/42	32,601	34,359
Pool #MA1253 4.000% 11/01/42	143,054	150,990
Pool #AQ3599 4.000% 11/01/42	26,962	28,298
Pool #AQ4555 4.000% 12/01/42	72,293	75,942
Pool #AQ7003 4.000% 12/01/42	66,328	69,614
Pool #AQ7082 4.000% 1/01/43	104,518	109,696
Pool #AL3508 4.000% 4/01/43	51,887	55,365
Pool #AQ4078 4.000% 6/01/43	48,009	51,228
Pool #AQ4080 4.000% 6/01/43	43,074	45,719
Pool #AT8394 4.000% 6/01/43	48,368	51,611
Pool #AB9683 4.000% 6/01/43	85,715	90,470
Pool #AT9637 4.000% 7/01/43	153,612	163,046
Pool #AT9653 4.000% 7/01/43	104,963	112,000
Pool #AT9657 4.000% 7/01/43	85,387	90,124
Pool #AS0070 4.000% 8/01/43	53,844	56,831
Pool #MA1547 4.000% 8/01/43	58,562	61,811
Pool #AS4347 4.000% 1/01/45	105,479	111,957
Pool #AS9453 4.000% 4/01/47	1,179,666	1,239,214
Pool #AS9588 4.000% 5/01/47	334,214	351,293
Pool #BH2623 4.000% 8/01/47	2,888,263	3,007,883
Pool #BJ9930 4.000% 4/01/48	3,312,741	3,441,658
Pool #BO0968 4.000% 6/01/49	300,000	312,284
Pool #BF0104 4.000% 2/01/56	149,857	158,077
Pool #BF0183 4.000% 1/01/57	78,556	82,865
Pool #BF0191 4.000% 6/01/57	166,984	175,726
Pool #MA0706 4.500% 4/01/31	29,048	30,754
Pool #MA0734 4.500% 5/01/31	94,317	99,855
Pool #MA0776 4.500% 6/01/31	31,514	33,365
Pool #MA0913 4.500% 11/01/31	23,435	24,811
Pool #MA0939 4.500% 12/01/31	27,126	28,719
Pool #AA0856 4.500% 1/01/39	12,481	13,402
Pool #993117 4.500% 1/01/39	6,879	7,387
Pool #AA3495 4.500% 2/01/39	14,728	15,813
Pool #935520 4.500% 8/01/39	31,878	34,229
Pool #AD5481 4.500% 5/01/40	620,924	666,700
Pool #AD6914 4.500% 6/01/40	67,856	72,859
Pool #AD8685 4.500% 8/01/40	160,807	172,662
Pool #MA1591 4.500% 9/01/43	110,306	117,129
Pool #AU6423 4.500% 10/01/43	220,267	232,789
Pool #AL4341 4.500% 10/01/43	8,716	9,204
Pool #MA1629 4.500% 10/01/43	111,766	118,679
Pool #MA1664 4.500% 11/01/43	58,969	62,616
Pool #MA1711 4.500% 12/01/43	109,809	116,600
Pool #AL4741 4.500% 1/01/44	52,194	55,422
Pool #AW0318 4.500% 2/01/44	314,888	332,099
Pool #AL5562 4.500% 4/01/44	24,141	25,491
Pool #890604 4.500% 10/01/44	488,617	526,166
Pool #AS4271 4.500% 1/01/45	54,495	59,347
Pool #BF0148 4.500% 4/01/56	3,415,196	3,670,173
Pool #BF0222 4.500% 9/01/57	865,925	929,492
Pool #915154 5.000% 4/01/37	55,804	61,160
Pool #974965 5.000% 4/01/38	174,984	190,405
Pool #983077 5.000% 5/01/38	50,932	55,420
Pool #310088 5.000% 6/01/38	49,995	54,401
Pool #AE2266 5.000% 3/01/40	95,368	103,534
Pool #BM3904 5.000% 5/01/48	229,741	243,561
Pool #MA3501 5.000% 10/01/48	919,939	974,846
Pool #CA2652 5.000% 11/01/48	1,407,649	1,493,426
Pool #937948 5.500% 6/01/37	8,625	9,606
Pool #995072 5.500% 8/01/38	23,623	25,949
Pool #BF0141 5.500% 9/01/56	768,605	839,005
Pool #481473 6.000% 2/01/29	36	39
Pool #867557 6.000% 2/01/36	2,224	2,483
Pool #AE0469 6.000% 12/01/39	181,323	208,588
Pool #AL4324 6.500% 5/01/40	117,683	136,177

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE0758 7.000% 2/01/39	$65,254	$76,355
Federal National Mortgage Association TBA
Pool #838 2.500% 4/29/31 (g)	900,000	906,047
Pool #3430 3.000% 3/01/33 (g)	4,000,000	4,077,812
Pool #2409 3.500% 7/29/47 (g)	7,700,000	7,946,640
Pool #6447 4.000% 4/29/47 (g)	4,050,000	4,185,738
Pool #15801 4.500% 6/29/47 (g)	3,200,000	3,343,750
Pool #28654 5.000% 3/29/32 (g)	400,000	422,719
Government National Mortgage Association I
Pool #AA5649 3.000% 9/15/42	175,044	179,301
Pool #AB2892 3.000% 9/15/42	227,482	233,014
Pool #AB9108 3.000% 10/15/42	1,371,719	1,405,075
Pool #AB9205 3.000% 11/15/42	259,613	266,088
Pool #784571 3.500% 6/15/48	446,974	465,899
Pool #487588 6.000% 4/15/29	2,118	2,337
Pool #596620 6.000% 10/15/32	225	255
Pool #595077 6.000% 10/15/32	414	467
Pool #604706 6.000% 10/15/33	52,140	59,113
Pool #636251 6.000% 3/15/35	5,384	6,118
Pool #782034 6.000% 1/15/36	58,367	66,426
Pool #658029 6.000% 7/15/36	24,849	28,349
Government National Mortgage Association II
Pool #MA4195 3.000% 1/20/47	692,045	707,636
Pool #MA4320 3.000% 3/20/47	1,137,804	1,163,437
Pool #MA4718 3.000% 9/20/47	87,146	89,110
Pool #MA4836 3.000% 11/20/47	616,046	629,925
Pool #MA5018 3.000% 2/20/48	784,157	801,823
Pool #MA1995 3.500% 6/20/44	165,770	172,585
Pool #MA2678 3.500% 3/20/45	78,169	81,285
Pool #MA3663 3.500% 5/20/46	1,310,994	1,359,975
Pool #BC4732 3.500% 10/20/47	629,468	652,002
Pool #BD0384 3.500% 10/20/47	431,324	446,765
Pool #MA4837 3.500% 11/20/47	87,456	90,423
Pool #784674 3.500% 4/20/48	3,190,311	3,310,504
Pool #MA4720 4.000% 9/20/47	1,876,739	1,958,732
Pool #MA4838 4.000% 11/20/47	1,448,332	1,511,608
Pool #MA4901 4.000% 12/20/47	573,939	597,759
Pool #MA5330 4.000% 7/20/48	624,016	648,013
Pool #MA5710 4.000% 1/20/49	982,324	1,019,869
Pool #783298 4.500% 4/20/41	226,084	239,799
Pool #783368 4.500% 7/20/41	30,919	32,794
Pool #BJ1835 4.500% 9/20/48	168,205	175,465
Pool #BJ1853 4.500% 9/20/48	257,793	268,920
Pool #MA5652 4.500% 12/20/48	1,750,990	1,826,706
Pool #MA5711 4.500% 1/20/49	5,102,734	5,327,771
Pool #MA5818 4.500% 3/20/49	594,858	622,067
Pool #4747 5.000% 7/20/40	135,334	147,021
Pool #MA5653 5.000% 12/20/48	3,315,193	3,470,964
Pool #MA5712 5.000% 1/20/49	1,764,570	1,850,652
Government National Mortgage Association II TBA
Pool #24 3.000% 3/29/46 (g)	7,100,000	7,254,203
Pool#1559 3.500% 12/29/46 (g)	700,000	722,504
Pool #471 3.500% 12/29/46 (g)	15,900,000	16,424,204
Pool #1767 4.000% 4/29/47 (g)	4,900,000	5,079,922
Pool #1207 4.500% 10/29/46 (g)	760,000	792,241
		210,833,741

Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 6.204% FRN 3/25/25	1,054,086	1,092,476
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 7.354% FRN 7/25/29	1,450,000	1,617,688
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.704% FRN 8/25/31 (b) (c)	1,670,000	1,686,289
		4,396,453

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $228,535,612)		231,307,594

U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Bonds & Notes — 14.6%
U.S. Treasury Bond
2.500% 2/15/45	2,700,000	2,690,044
2.750%8/15/47	1,800,000	1,878,441
2.750%11/15/47	6,050,000	6,314,687
2.875%8/15/45	6,260,000	6,690,962
3.000%2/15/48	5,850,000	6,407,944
3.125%5/15/48	4,980,000	5,588,494
3.375%5/15/44	6,000,000	6,972,094
3.750%11/15/43	28,630,000	35,248,002
U.S. Treasury Inflation Index
0.625% 2/15/43	1,355,322	1,313,854
0.750%2/15/42	813,845	816,857
1.000%2/15/46	1,552,248	1,626,303
1.000%2/15/49	6,262,612	6,623,930
1.375%2/15/44	2,202,799	2,499,729
2.125%2/15/40	401,781	514,064
U.S. Treasury Note
1.625% 7/31/19	270,000	269,863
2.000%2/15/25	8,300,000	8,383,779
2.125%5/15/22	80,000	80,902
2.250%11/15/24	2,480,000	2,537,524
2.250%11/15/25	900,000	921,628

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.250%8/15/27	$3,900,000	$3,994,087
2.875%9/30/23	1,020,000	1,067,063
		102,440,251

TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,617,530)		102,440,251

TOTAL BONDS & NOTES (Cost $674,490,174)		697,435,935

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $706,412)		530,765

	Number of Shares
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (h)	1,795,468	1,795,468

TOTAL MUTUAL FUNDS (Cost $1,795,468)		1,795,468

TOTAL LONG-TERM INVESTMENTS (Cost $677,117,661)		699,890,461

	Principal Amount
SHORT-TERM INVESTMENTS — 6.5%
Commercial Paper — 0.5%
Standard Chartered Bank 2.628% 7/24/19 (b)	$2,410,000	2,405,875
Toronto Dominion Bank 2.571% 7/25/19 (b)	1,030,000	1,028,140
		3,434,015

Discount Notes — 2.3%
Federal Home Loan Bank
2.314% 9/11/19	6,630,000	6,601,358
2.439%7/03/19	600,000	599,927
2.445%8/07/19	5,710,000	5,697,030
2.463%7/31/19	2,430,000	2,425,545
2.495%9/27/19	1,100,000	1,094,192
		16,418,052

Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (i)	26,195,531	26,195,531

TOTAL SHORT-TERM INVESTMENTS (Cost $46,041,548)		46,047,598

TOTAL INVESTMENTS — 105.9% (Cost $723,159,209) (j)		745,938,059
Other Assets/(Liabilities) — (5.9)%		(41,456,921)

NET ASSETS — 100.0%		$704,481,138

Abbreviation Legend

ABS	Asset-Backed Security

ARS	Auction Rate Security

CLO	Collateralized Loan Obligation

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note

MBS	Mortgage-Backed Security

MTA	Monthly Treasury Average Index

STEP	Step Up Bond

TBA	To Be Announced

VRN	Variable Rate Note

WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2019 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $100,885,976 or 14.32% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.
(d)	Security is perpetual and has no stated maturity date.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,759,105 or 0.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(h)	Represents investment of security lending collateral. (Note 2).
(i)	Maturity value of $26,198,259. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $26,720,951.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call CNH Put	Goldman Sachs & Co.	8/30/19	6.94	3,440,000	USD	3,440,000	$20,461	$36,120	$(15,659)
USD Call EUR Put	Goldman Sachs & Co.	11/04/19	1.14	11,138,799	USD	11,138,799	106,131	209,911	(103,780)
							126,592	246,031	(119,439)

Put
USD Put EUR Call	Goldman Sachs & Co.	7/24/19	1.12	4,380,000	USD	4,380,000	$70,404	$49,713	$20,691
USD Put EUR Call	Goldman Sachs & Co.	7/24/19	1.13	9,060,000	USD	9,060,000	123,950	97,640	26,310
							194,354	147,353	47,001
							$320,946	$393,384	$(72,438)

(#)	Purchased Options contracts

Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 5 Year Future	7/26/19	124.00	31	USD	31,000	$31	$538	$(507)
U.S. Treasury Note 10 Year Future	7/26/19	128.50	269	USD	269,000	109,281	109,747	(466)
U.S. Treasury Note 10 Year Future	7/26/19	138.50	616	USD	616,000	616	10,691	(10,075)
						109,928	120,976	(11,048)

Put
U.S. Treasury Note 5 Year Future	7/12/19	117.50	442	USD	442,000	$44,891	$66,374	$(21,483)
U.S. Treasury Note 10 Year Future	7/12/19	127.00	221	USD	221,000	34,531	55,632	(21,101)
U.S. Treasury Note 10 Year Future	7/26/19	126.00	262	USD	262,000	20,469	70,046	(49,577)

						99,891	192,052	(92,161)
						$209,819	$313,028	$(103,209)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call CNH Put	Goldman Sachs & Co.	8/30/19	7.13	6,880,000	USD	6,880,000	$(12,982)	$(24,424)	$11,442
							$(12,982)	$(24,424)	$11,442

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/26/19	129.00	42	USD	42,000	$(11,156)	$(13,052)	$1,896
U.S. Treasury Note 10 Year Future	8/23/19	129.00	109	USD	109,000	(52,797)	(66,233)	13,436
U.S. Treasury Note 10 Year Future	8/23/19	130.00	269	USD	269,000	(71,453)	(70,988)	(465)

						(135,406)	(150,273)	14,867

Put
U.S. Treasury Note 5 Year Future	7/26/19	116.00	423	USD	423,000	$(6,609)	$(120,213)	$113,604
U.S. Treasury Note 10 Year Future	7/26/19	124.50	302	USD	302,000	(4,719)	(143,056)	138,337
U.S. Treasury Bond Future	7/26/19	149.00	161	USD	161,000	(10,063)	(149,675)	139,612
U.S. Treasury Note 5 Year Future	8/23/19	114.75	940	USD	940,000	(22,032)	(119,999)	97,967
U.S. Treasury Note 10 Year Future	8/23/19	122.50	864	USD	864,000	(40,500)	(201,599)	161,099
U.S. Treasury Note 10 Year Future	8/23/19	126.50	308	USD	308,000	(96,250)	(182,530)	86,280
U.S. Treasury Note 10 Year Future	8/23/19	127.00	197	USD	197,000	(89,266)	(88,925)	(341)

						(269,439)	(1,005,997)	736,558
						$(404,845)	$(1,156,270)	$751,425

Forward contracts

Counterparty	Settlement Date		Currency Purchased		Currency Sold	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	7/17/19	BRL	15,890,000	USD	4,027,781	$104,608
Barclays Bank PLC	7/17/19	RUB	71,150,000	USD	1,070,496	52,238
Barclays Bank PLC	7/17/19	CAD	30,824,276	USD	23,208,605	337,974
Barclays Bank PLC	7/17/19	GBP	48,024	USD	63,134	(2,099)
Barclays Bank PLC	7/17/19	INR	476,752,015	USD	6,753,889	139,742
Barclays Bank PLC	7/17/19	CNY	29,115,495	USD	4,237,755	1,512
Barclays Bank PLC	7/17/19	USD	4,330,279	CNY	29,115,495	91,012
Barclays Bank PLC	7/17/19	USD	631,148	EUR	556,344	(2,264)
Barclays Bank PLC	7/17/19	USD	6,866,064	INR	476,752,015	(27,567)
Barclays Bank PLC	7/17/19	USD	10,187,819	IDR	144,534,594,997	(26,159)
Barclays Bank PLC	7/17/19	USD	3,231	CNH	22,247	(7)
Barclays Bank PLC	7/26/19	USD	2,282,796	EUR	2,030,000	(30,117)
Barclays Bank PLC	10/17/19	INR	476,752,015	USD	6,783,126	32,129
Barclays Bank PLC	10/17/19	IDR	144,534,594,997	USD	10,064,382	45,084
Barclays Bank PLC	10/17/19	CNH	22,247	USD	3,229	6
Barclays Bank PLC	10/17/19	USD	4,225,945	CNY	29,115,495	(13,199)
BNP Paribas SA	7/17/19	USD	15,590	JPY	1,680,001	(11)
BNP Paribas SA	7/26/19	USD	4,578,746	EUR	4,060,000	(47,080)
BNP Paribas SA	9/03/19	CNH	3,526,598	USD	508,522	4,621
Citibank N.A.	7/17/19	BRL	40,713,900	USD	10,435,063	153,085
Citibank N.A.	7/17/19	RUB	58,370,729	USD	884,337	36,743
Citibank N.A.	7/17/19	AUD	1,197,575	USD	853,458	(12,258)
Citibank N.A.	7/17/19	CNH	22,247	USD	3,311	(73)
Citibank N.A.	7/17/19	ZAR	16,890,000	USD	1,176,979	19,938
Citibank N.A.	7/17/19	EUR	1,000,000	USD	1,133,002	5,524
Citibank N.A.	7/17/19	MXN	239,585,479	USD	12,332,547	119,490
Citibank N.A.	7/17/19	IDR	144,534,594,997	USD	10,030,295	183,683
Citibank N.A.	7/17/19	USD	4,892,693	PHP	257,796,000	(136,181)
Citibank N.A.	7/17/19	USD	130,422	MXN	2,500,000	489
Citibank N.A.	7/17/19	USD	3,541,001	EUR	3,145,000	(39,663)
Citibank N.A.	7/17/19	USD	88,288	JPY	9,717,248	(1,948)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date		Currency Purchased		Currency Sold	Unrealized Appreciation (Depreciation)
Citibank N.A.	7/17/19	USD	2,410,207	RUB	152,400,581	$5,353
Citibank N.A.	9/03/19	USD	508,610	CNH	3,526,598	(4,533)
Citibank N.A.	9/23/19	ARS	32,230,000	USD	652,429	18,808
						$1,008,880

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	9/06/19	70	$10,257,229	$432,650
U.S. Treasury Long Bond	9/19/19	660	100,385,432	2,306,443
U.S. Treasury Ultra Bond	9/19/19	255	43,541,775	1,736,663
U.S. Treasury Note 2 Year	9/30/19	441	94,266,917	627,325
90 Day Eurodollar	12/16/19	673	163,505,819	1,530,606
90 Day Eurodollar	6/15/20	253	61,540,606	684,744
				$7,318,431

Short
Fed Fund 30day	7/31/19	116	$(47,193,805)	$(220)
Fed Fund 30day	8/30/19	51	(20,807,922)	(9,181)
Euro-Bund	9/06/19	461	(89,578,178)	(972,679)
Euro-Buxl 30 Year Bond	9/06/19	4	(895,029)	(27,842)
Japanese Government Bond 10 Year	9/12/19	6	(8,544,036)	(17,852)
U.S. Treasury Note 10 Year	9/19/19	906	(114,295,703)	(1,643,985)
U.S. Treasury Ultra 10 Year	9/19/19	55	(7,465,764)	(131,111)
U.S. Treasury Note 5 Year	9/30/19	44	(5,153,278)	(45,597)
Fed Fund 30day	1/31/20	143	(58,342,250)	(259,667)
				$(3,108,134)

Centrally Cleared Credit Default Swap — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA. IG.32†	1.000%	Quarterly	6/20/24	BBB+*	USD	35,670,000	$770,365	$560,987	$209,378
CDX.NA. IG.32†	5.000%	Quarterly	6/20/24	BB*	USD	7,150,000	542,900	390,932	151,968
							$1,313,265	$951,919	$361,346

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.498%	Annually	6-Month EURIBOR	Semi-Annually	8/23/47	EUR	600,800	$(142,555)	$(644)	$(141,911)
Fixed 1.271%	Semi-Annually	6-Month GBP LIBOR	Semi-Annually	10/26/21	GBP	6,492,000	(71,822)	3,152	(74,974)
Fixed 1.385%	Annually	3-Month GBP LIBOR	Annually	10/30/21	GBP	31,704,000	(246,046)	(11,360)	(234,686)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.351%	Monthly	4/05/21	MXN	408,840,000	(89,013)	(3,187)	(85,826)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.330%	Monthly	4/06/22	MXN	280,100,000	$(8,811)	$(6,769)	$(2,042)
3-Month USD LIBOR	Quarterly	Fixed 2.250%	Semi-Annually	4/26/22	USD	38,749,000	241,457	8,961	232,496
Fixed 2.300%	Semi-Annually	3-Month USD LIBOR	Quarterly	4/26/23	USD	39,476,000	(224,018)	2,664	(226,682)
Fixed 2.250%	Semi-Annually	3-Month USD LIBOR	Quarterly	12/31/25	USD	17,856,000	(476,510)	93,470	(569,980)
Fixed 2.500%	Semi-Annually	3-Month USD LIBOR	Quarterly	1/31/26	USD	38,324,000	(1,626,209)	(515,308)	(1,110,901)
Fixed 1.550%	Annually	Fed Funds	Annually	4/30/26	USD	24,521,000	27,032	30,125	(3,093)
Fixed 1.850%	Semi-Annually	3-Month USD LIBOR	Quarterly	4/30/26	USD	2,627,000	(6,824)	4,214	(11,038)
3-Month USD LIBOR	Quarterly	Fixed 3.000%	Semi-Annually	2/15/36	USD	11,528,000	1,402,865	6,685	1,396,180
Fixed 3.330%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/44	USD	8,742,000	(1,905,377)	(359)	(1,905,018)
Fixed 3.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	5/15/44	USD	8,584,000	(1,323,838)	6,692	(1,330,530)
Fixed 2.875%	Semi-Annually	3-Month USD LIBOR	Quarterly	5/15/44	USD	7,252,000	(939,079)	29,485	(968,564)
Fixed 2.750%	Semi-Annually	3-Month USD LIBOR	Quarterly	8/15/44	USD	9,792,000	(1,033,203)	(50,716)	(982,487)
							$(6,421,951)	$(402,895)	$(6,019,056)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	42,358,000	$316,777	$-	$316,777
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	8,600,000	64,316	1,942	62,374
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	14,700,000	109,935	12,549	97,386
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	9,600,000	71,794	5,100	66,694
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	4,482,000	33,519	4,369	29,150
								$596,341	$23,960	$572,381

Collateral for swap agreements held by Goldman Sachs International amounted to $2,439,820 in cash at June 30, 2019. A portion of the security collateral received from Citibank N.A., in the amount of $872,349 was related to swap agreements at June 30, 2019.

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 58.1%

COMMON STOCK — 57.2%
Argentina — 0.0%
YPF SA Sponsored ADR	1,134	$20,650

Australia — 0.3%
The AGL Energy Ltd.	6,767	95,125
CSL Ltd.	46	6,959
Goodman Group	264	2,790
Newcrest Mining Ltd.	53,433	1,200,937
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (a) (b) (c) (d)	578,796	451,042
Rio Tinto Ltd. (e)	248	18,096
South32 Ltd.	6,060	13,543
		1,788,492

Bermuda — 0.1%
China Resources Gas Group Ltd.	4,000	19,830
CK Infrastructure Holdings Ltd.	29,500	240,337
Hongkong Land Holdings Ltd.	10,600	68,374
Jardine Matheson Holdings Ltd.	5,400	340,344
		668,885

Brazil — 0.6%
Ambev SA	1,527	7,114
Azul SA ADR (d)	57,492	1,922,533
B3 SA — Brasil Bolsa Balcao	122	1,190
Banco do Brasil SA	1,240	17,418
Banco Santander Brasil SA	817	9,672
Engie Brasil Energia SA	200	2,264
JBS SA	2,063	11,401
Notre Dame Intermedica Participacoes SA	110,120	1,156,275
Petrobras Distribuidora SA	7,535	49,057
		3,176,924

Canada — 1.7%
Bank of Montreal	483	36,485
Barrick Gold Corp.	12,264	193,575
Canadian National Railway Co.	802	74,226
Canadian Pacific Railway Ltd.	225	52,993
Enbridge, Inc.	75,889	2,741,056
Fairfax Financial Holdings Ltd.	22	10,798
Imperial Oil Ltd.	1,328	36,771
Magna International, Inc.	1,073	53,390
Nutrien Ltd.	559	29,902
Rogers Communications, Inc. Class B	436	23,339
Suncor Energy, Inc.	72,606	2,264,866
TC Energy Corp.	57,664	2,858,651
Teck Resources Ltd.	367	8,469
Thomson Reuters Corp.	1,435	92,573
Wheaton Precious Metals Corp.	44,901	1,085,880
		9,562,974

Cayman Islands — 1.3%
Agile Group Holdings Ltd.	18,000	24,135
Alibaba Group Holding Ltd. Sponsored ADR (d)	19,965	3,383,069
Baidu, Inc. Sponsored ADR (d)	251	29,457
China Hongqiao Group Ltd.	29,000	20,392
CK Asset Holdings Ltd.	1,000	7,806
Country Garden Holdings Co. Ltd.	7,000	10,604
Country Garden Services Holdings Co.Ltd.	4,344	10,009
JD.com, Inc. ADR (d)	1,248	37,802
Logan Property Holdings Co. Ltd.	2,000	3,244
New Oriental Education & Technology Group, Inc. Sponsored ADR (d)	53	5,119
Sands China Ltd.	800	3,835
Tencent Holdings Ltd.	79,000	3,574,001
Tencent Music Entertainment Group ADR (d) (e)	428	6,416
Tingyi Cayman Islands Holding Corp.	10,000	16,687
Want Want China Holdings Ltd.	269,000	218,124
WH Group Ltd. (f)	9,000	9,162
Wharf Real Estate Investment Co. Ltd.	23,000	161,578
		7,521,440

Chile — 0.0%
Cia Cervecerias Unidas SA ADR	4,876	137,747

China — 0.1%
Agricultural Bank of China Ltd. Class H	34,000	14,210
Air China Ltd. Class H	2,000	2,004
Anhui Conch Cement Co. Ltd. Class A	2,400	14,538
Anhui Conch Cement Co. Ltd. Class H	6,500	40,772
Bank of China Ltd. Class H	10,000	4,215
Beijing Capital International Airport Co. Ltd. Class H	14,000	12,259
CGN Power Co. Ltd. Class H (f)	40,000	11,016
China CITIC Bank Class H	42,000	23,939
China Construction Bank Corp. Class H	17,000	14,609
China Longyuan Power Group Corp. Class H	9,000	5,782
China Petroleum & Chemical Corp. Class A	25,900	20,694
China Petroleum & Chemical Corp. Class H	112,000	76,269
China Shenhua Energy Co. Ltd.	16,500	34,478
CITIC Securities Co. Ltd. Class H	2,500	5,219
Daqin Railway Co. Ltd. Class A	1,200	1,414
Guotai Junan Securities Co. Ltd. Class H (f)	2,400	4,286
Industrial & Commercial Bank of China Ltd. Class H	100,000	72,808

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
PetroChina Co. Ltd. Class H	12,000	$6,602
Sany Heavy Industry Co. Ltd.	7,600	14,500
Sinopec Engineering Group Co. Ltd. Class H	9,500	8,063
Sinopec Shanghai Petrochemical Co. Ltd. Class H	88,000	34,960
Tsingtao Brewery Co. Ltd.	700	5,099
Tsingtao Brewery Co. Ltd. Class H	6,000	38,047
Weichai Power Co. Ltd. Class H	2,000	3,385
Wuliangye Yibin Co. Ltd. Class A	400	6,879
Yanzhou Coal Mining Co. Ltd. Class H	20,000	18,714
Zhejiang Expressway Co. Ltd. Class H	20,000	21,079
Zijin Mining Group Co. Ltd. Class H	62,000	25,203
		541,043

Czech Republic — 0.0%
CEZ AS	7,834	189,194

Denmark — 0.1%
AP Moller — Maersk A/S Class A	1	1,161
Carlsberg A/S Class B	743	98,522
Novo Nordisk A/S Class B	10,680	544,785
		644,468

Finland — 0.0%
Nokia OYJ	9,525	47,333

France — 2.8%
Cie de Saint-Gobain	8,701	340,108
Danone SA	61,629	5,226,778
Dassault Aviation SA	602	866,960
Eiffage SA	1,945	192,293
Electricite de France SA	72	908
Engie	798	12,118
EssilorLuxottica SA	4,572	597,644
Kering SA	166	98,197
Orange SA	783	12,345
Publicis Groupe SA	1,449	76,510
Renault SA	1,017	64,110
Safran SA	17,693	2,592,581
Sanofi	6,310	545,871
Societe Generale SA	719	18,194
Sodexo SA	19,489	2,278,309
TOTAL SA	31,271	1,749,647
Total SA Sponsored ADR	810	45,190
Unibail Rodamco Westfield	8,584	1,286,037
Vivendi SA	1,524	42,004
		16,045,804

Germany — 1.5%
adidas AG	251	77,490
Allianz SE	291	70,135
Bayer AG	18,785	1,304,793
Deutsche Boerse AG	410	57,997
Evonik Industries AG	820	23,879
Fresenius SE & Co. KGaA	40,815	2,211,216
Knorr-Bremse AG	18,184	2,025,147
Muenchener Rueckversicherungs AG Registered	21	5,270
SAP SE	303	41,651
Siemens AG	23,987	2,851,207
Vonovia SE	4,803	229,383
		8,898,168

Hong Kong — 0.8%
Beijing Enterprises Holdings Ltd.	5,000	25,425
BYD Electronic International Co. Ltd.	6,500	9,316
China Mobile Ltd.	7,000	63,717
China Resources Beer Holdings Co. Ltd.	4,000	18,932
China Resources Cement Holdings Ltd.	44,000	42,518
China Resources Pharmaceutical Group Ltd. (f)	1,000	1,129
China Resources Power Holdings Co. Ltd.	4,000	5,835
CITIC Ltd.	16,000	23,018
CLP Holdings Ltd.	19,500	214,848
CNOOC Ltd.	34,000	58,495
Fosun International Ltd.	58,500	77,811
Hang Lung Properties Ltd.	119,000	283,334
HKT Trust & HKT Ltd.	124,000	196,881
Hysan Development Co. Ltd.	16,000	82,696
I-CABLE Communications Ltd. (d)	22,228	282
Lenovo Group Ltd.	14,000	10,856
Link REIT	16,000	196,800
Power Assets Holdings Ltd.	11,500	82,683
Sino Land Co. Ltd.	34,000	56,858
Sun Hung Kai Properties Ltd.	157,250	2,670,482
Swire Pacific Ltd. Class A	15,000	184,564
		4,306,480

India — 1.0%
Coal India Ltd.	67,983	249,717
HCL Technologies Ltd.	2,410	37,214
Hero MotoCorp Ltd.	5,768	216,423
Hindustan Petroleum Corp. Ltd.	4,104	17,149
Housing Development Finance Corp. Ltd.	60,107	1,910,815
Infosys Ltd.	2,161	22,986
Maruti Suzuki India Ltd.	5,796	549,057
Nestle India Ltd.	8	1,384
Oil & Natural Gas Corp. Ltd.	63,467	154,467
Reliance Industries Ltd.	136,708	2,483,529
Tata Consultancy Services Ltd.	31	1,001
Vedanta Ltd.	370	934
Wipro Ltd.	762	3,103
		5,647,779

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Indonesia — 0.0%
Bank Central Asia Tbk PT	111,600	$236,999

Ireland — 0.1%
Accenture PLC Class A	639	118,068
Allergan PLC	588	98,449
Eaton Corp. PLC	575	47,886
Medtronic PLC	1,272	123,880
		388,283

Italy — 0.6%
Enel SpA	271,957	1,900,229
Eni SpA	2,739	45,370
RAI Way SpA (f)	112,345	671,952
Snam SpA	30,648	152,478
Telecom Italia SpA (d)	524,075	285,641
Telecom Italia SpA (d)	287,830	157,165
UniCredit SpA	2,647	32,585
		3,245,420

Japan — 6.5%
Aeon Co. Ltd.	900	15,483
AGC, Inc.	200	6,931
Ajinomoto Co., Inc.	115,100	1,998,788
Alfresa Holdings Corp.	5,800	143,517
Alps Alpine Co. Ltd.	3,060	51,482
Astellas Pharma, Inc.	127,650	1,822,605
Canon Marketing Japan, Inc.	5,300	115,962
Daicel Corp.	18,500	164,868
Daikin Industries Ltd.	7,800	1,020,940
Daiwa House Industry Co. Ltd.	800	23,363
Denso Corp.	39,070	1,646,910
Dowa Holdings Co. Ltd.	3,100	99,823
East Japan Railway Co.	31,453	2,945,585
Exedy Corp.	3,700	77,693
GS Yuasa Corp.	8,900	172,994
Hino Motors Ltd.	9,800	82,642
Hitachi Ltd.	2,700	99,230
Hoya Corp.	26,720	2,052,443
Japan Airlines Co. Ltd.	80,600	2,578,486
Japan Aviation Electronics Industry Ltd.	9,100	134,044
JFE Holdings, Inc.	600	8,833
Kamigumi Co. Ltd.	5,100	120,904
KDDI Corp.	9,400	239,480
Keyence Corp.	300	184,362
Kinden Corp.	20,300	312,718
Koito Manufacturing Co. Ltd.	30,300	1,621,791
Kuraray Co. Ltd.	7,900	94,595
Kyowa Hakko Kirin Co. Ltd.	500	9,011
Kyudenko Corp.	2,800	84,671
Mabuchi Motor Co. Ltd.	4,900	168,087
Maeda Road Construction Co. Ltd.	5,400	113,880
Medipal Holdings Corp.	6,700	148,195
MEIJI Holdings Co. Ltd.	100	7,151
Mitsubishi Estate Co. Ltd.	16,100	300,343
Mitsubishi Heavy Industries Ltd.	1,000	43,593
Mitsubishi Motors Corp.	3,500	16,817
Mitsubishi UFJ Financial Group, Inc.	15,700	75,055
Mitsui & Co. Ltd.	1,000	16,311
Murata Manufacturing Co. Ltd.	58,210	2,625,185
Nichias Corp.	7,900	142,498
Nintendo Co. Ltd.	100	36,763
Nippo Corp.	5,000	98,705
Nippon Telegraph & Telephone Corp.	5,040	234,879
Nippon Television Holdings, Inc.	11,500	170,662
NTT DOCOMO, Inc.	500	11,669
Okumura Corp.	6,246	191,268
Olympus Corp.	58,000	646,548
Ono Pharmaceutical Co. Ltd.	2,500	44,895
Otsuka Holdings Co. Ltd.	1,400	45,756
Rohm Co. Ltd.	11,060	746,692
Seino Holdings Co. Ltd.	7,100	94,749
Seven & i Holdings Co. Ltd.	3,600	122,023
Shimamura Co. Ltd.	1,100	82,316
Shin-Etsu Chemical Co. Ltd.	24,688	2,305,083
Shionogi & Co. Ltd.	200	11,548
Shiseido Co. Ltd.	100	7,553
Sompo Holdings, Inc.	900	34,831
Sony Corp.	1,900	99,273
Stanley Electric Co. Ltd.	3,300	81,356
Subaru Corp.	93,330	2,273,772
Sumitomo Chemical Co. Ltd.	4,600	21,404
Sumitomo Mitsui Financial Group, Inc.	200	7,082
Suzuken Co. Ltd.	2,700	158,694
Suzuki Motor Corp.	56,737	2,670,557
T&D Holdings, Inc.	2,400	26,176
Toagosei Co. Ltd.	19,800	208,665
Toda Corp.	25,900	143,661
Tokyo Gas Co. Ltd.	73,597	1,731,605
Tokyo Steel Manufacturing Co. Ltd.	26,600	201,439
Toshiba Corp.	700	21,808
Toyota Industries Corp.	28,821	1,590,156
TV Asahi Holdings Corp.	8,300	134,200
Yahoo! Japan Corp.	13,000	38,211
Yamato Holdings Co. Ltd.	600	12,223
Yamato Kogyo Co. Ltd.	4,000	116,897
ZOZO, Inc.	74,400	1,396,254
		37,406,642

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	602	72,968

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	44,100	91,191

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.0%
America Movil SAB de C.V. Class L	84,148	$61,334
Grupo Televisa SAB	4,141	6,990
		68,324

Netherlands — 1.4%
ABN AMRO Bank NV (f)	161,683	3,459,635
Adyen NV (d) (f)	39	30,115
Aegon NV	294	1,464
Akzo Nobel NV	430	40,418
ASML Holding NV	275	57,493
Fiat Chrysler Automobiles NV	2,085	29,011
Koninklijke Philips NV	91,824	3,988,481
Mylan NV (d)	1,002	19,078
NXP Semiconductor NV	1,030	100,538
Schlumberger Ltd.	5,913	234,983
		7,961,216

Norway — 0.0%
Equinor ASA	204	4,042

Panama — 0.0%
Carnival Corp.	1,127	52,462

Portugal — 0.0%
Jeronimo Martins SGPS SA	10,329	166,339

Republic of Korea — 0.5%
Hana Financial Group, Inc.	1,206	39,086
Industrial Bank Of Korea	1,938	23,596
KB Financial Group, Inc.	520	20,604
KT&G Corp.	15,074	1,286,500
LG Chem Ltd.	710	218,617
LG Electronics, Inc.	1,225	84,234
NCSoft Corp.	471	194,552
POSCO	1,016	215,071
S-Oil Corp.	1,621	117,471
Samsung Electro-Mechanics Co. Ltd.	25	2,122
Samsung Electronics Co. Ltd.	296	12,069
Samsung SDS Co. Ltd.	79	14,705
Shinhan Financial Group Co. Ltd.	1,956	76,070
SK Telecom Co. Ltd.	796	178,582
Woongjin Coway Co. Ltd.	2,108	141,340
		2,624,619

Singapore — 0.5%
CapitaLand Ltd.	870,800	2,272,691
ComfortDelGro Corp. Ltd.	103,900	204,311
Genting Singapore Ltd.	52,900	35,990
Singapore Telecommunications Ltd.	73,500	190,475
United Overseas Bank Ltd.	11,900	229,923
		2,933,390

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	1,549	11,049
Kumba Iron Ore Ltd. (e)	40	1,421
MultiChoice Group Ltd. (d)	12	114
Old Mutual Ltd.	18,306	27,587
		40,171

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	326	1,823
CaixaBank SA	9,776	27,996
Cellnex Telecom SA (f)	79,492	2,942,667
Telefonica SA	831	6,824
		2,979,310

Sweden — 0.0%
Assa Abloy AB Class B	1,397	31,626
Atlas Copco AB Class A	831	26,564
Atlas Copco AB Class B	830	23,814
Sandvik AB	2,690	49,425
Telefonaktiebolaget LM Ericsson Class B	1,645	15,611
		147,040

Switzerland — 1.2%
Alcon, Inc. (d)	298	18,431
Chubb Ltd.	10,369	1,527,250
Cie Financiere Richemont SA	1,515	128,584
Nestle SA	50,267	5,204,079
Roche Holding AG	20	5,627
SGS SA Registered	11	28,027
Swiss Re Ltd.	190	19,317
		6,931,315

Taiwan — 1.3%
Cathay Financial Holding Co. Ltd.	138,000	190,448
Chunghwa Telecom Co. Ltd.	330,000	1,200,899
Far EasTone Telecommunications Co. Ltd.	201,000	506,741
Formosa Chemicals & Fibre Corp.	47,000	156,019
Formosa Petrochemical Corp.	36,000	128,276
Formosa Plastics Corp.	48,000	177,098
Fubon Financial Holding Co. Ltd.	167,000	246,803
Globalwafers Co. Ltd.	1,000	10,168
Hon Hai Precision Industry Co. Ltd.	95,080	237,264
MediaTek, Inc.	2,000	20,280
Nan Ya Plastics Corp.	61,000	154,486
Taiwan Mobile Co. Ltd.	153,000	603,010
Taiwan Semiconductor Manufacturing Co. Ltd.	463,000	3,532,010
Uni-President Enterprises Corp.	99,000	263,570
		7,427,072

Thailand — 0.2%
Advanced Info Service PCL	37,800	266,236
Intouch Holdings PCL	113,800	235,634
PTT Global Chemical PCL	103,900	216,829
The Siam Cement PCL	700	10,774
The Siam Cement PCL NVDR	13,400	206,238

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Thai Beverage PCL	95,600	$58,683
Thai Oil PCL	67,300	145,934
Thai Oil PCL	4,300	9,331
		1,149,659

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	5,193	7,059
Turkcell Iletisim Hizmetleri AS	831	1,836
		8,895

United Kingdom — 2.9%
AstraZeneca PLC	107	8,735
Berkeley Group Holdings PLC	4,657	220,869
Diageo PLC	1,158	49,868
Ferguson PLC (d)	22,080	1,573,839
GlaxoSmithKline PLC	2,703	54,108
Glencore PLC	28,318	98,539
GW Pharmaceuticals PLC ADR (d) (e)	1,647	283,926
HSBC Holdings PLC	227,979	1,902,045
Kingfisher PLC	451,082	1,232,294
Liberty Global PLC Series A (d)	44,219	1,193,471
Liberty Global PLC Series C (d)	81	2,149
NMC Health PLC (e)	35,832	1,093,586
RELX PLC	129	3,135
Rolls-Royce Holdings PLC	8,171	87,435
Royal Dutch Shell PLC Class A	2,192	71,777
Royal Dutch Shell PLC Class A	112,310	3,657,187
Royal Dutch Shell PLC Class A Sponsored ADR	29,366	1,910,846
Royal Dutch Shell PLC Class B	1,724	56,234
Vodafone Group PLC	1,885,057	3,092,085
		16,592,128

United States — 31.2%
Abbott Laboratories	3,449	290,061
AbbVie, Inc.	5,518	401,269
Adobe, Inc. (d)	544	160,290
The AES Corp.	2,532	42,436
Agilent Technologies, Inc.	20,395	1,522,895
Air Products & Chemicals, Inc.	18,625	4,216,141
The Allstate Corp.	116	11,796
Ally Financial, Inc.	1,010	31,300
Alphabet, Inc. Class A (d)	104	112,611
Alphabet, Inc. Class C (d)	8,769	9,478,500
Altria Group, Inc.	55,734	2,639,005
Amazon.com, Inc. (d)	2,731	5,171,504
American Tower Corp.	1,449	296,248
Ameriprise Financial, Inc.	1,046	151,837
Amgen, Inc.	468	86,243
Anthem, Inc.	17,361	4,899,448
Apple, Inc.	36,049	7,134,818
AT&T, Inc.	183	6,132
Autodesk, Inc. (d)	430	70,047
AutoZone, Inc. (d)	11	12,094
Bank of America Corp.	4,844	140,476
The Bank of New York Mellon Corp.	287	12,671
Baxter International, Inc.	2,752	225,389
BB&T Corp.	219	10,759
Berkshire Hathaway, Inc. Class B (d)	2,817	600,500
Biogen, Inc. (d)	3,937	920,746
The Boeing Co.	276	100,467
Booking Holdings, Inc. (d)	22	41,244
Boston Properties, Inc.	171	22,059
Bristol-Myers Squibb Co.	2,359	106,981
C.H. Robinson Worldwide, Inc.	3,547	299,189
Capital One Financial Corp.	435	39,472
Cardinal Health, Inc.	1,000	47,100
Caterpillar, Inc.	604	82,319
Centene Corp. (d)	520	27,269
CenterPoint Energy, Inc.	1,026	29,374
Cerner Corp.	25	1,833
The Charles Schwab Corp.	35,642	1,432,452
Charter Communications, Inc. Class A (d)	9,426	3,724,967
Chevron Corp.	1,552	193,131
Cisco Systems, Inc.	3,354	183,564
Citigroup, Inc.	21,859	1,530,786
Clear Channel Outdoor Holdin (d)	26,914	127,034
Cloudera, Inc. (d)	55,605	292,482
Colgate-Palmolive Co.	55,817	4,000,404
Comcast Corp. Class A (g)	126,772	5,359,920
ConocoPhillips	837	51,057
Corning, Inc.	3,173	105,439
Costco Wholesale Corp.	254	67,122
CSX Corp.	2,296	177,642
Cummins, Inc.	262	44,891
CVS Health Corp.	24,803	1,351,515
DaVita, Inc. (d)	29,765	1,674,579
Delta Air Lines, Inc.	698	39,612
Devon Energy Corp.	2,542	72,498
Discover Financial Services	709	55,011
Dollar Tree, Inc. (d)	27,121	2,912,524
Dover Corp.	20,988	2,102,998
Dow, Inc. (d)	11,993	591,375
Dropbox, Inc. (d)	75,275	1,885,639
DuPont de Nemours, Inc.	11,993	900,315
DXC Technology Co.	1,876	103,461
eBay, Inc.	2,000	79,000
Edwards Lifesciences Corp. (d)	233	43,044
Eli Lilly & Co.	84	9,306
Emerson Electric Co.	55,642	3,712,434
Equinix, Inc.	3,789	1,910,755
Equity Residential	21,520	1,633,798
The Estee Lauder Cos., Inc. Class A	15	2,747
Exelon Corp.	6,957	333,519

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Expedia Group, Inc.	935	$124,383
Exxon Mobil Corp.	38,539	2,953,244
Facebook, Inc. Class A (d)	10,112	1,951,616
Fidelity National Information Services, Inc.	806	98,880
Fieldwood Energy LLC (d)	4,052	121,560
Fieldwood Energy LLC (d)	1,094	32,820
Fifth Third Bancorp	2,061	57,502
FleetCor Technologies, Inc. (d)	12,032	3,379,187
Ford Motor Co.	1,464	14,977
Fortune Brands Home & Security, Inc.	2,706	154,594
General Electric Co.	3,325	34,913
General Motors Co.	2,261	87,116
Gilead Sciences, Inc.	33,247	2,246,167
Global Payments, Inc.	1,780	285,031
The Goldman Sachs Group, Inc.	564	115,394
Halliburton Co.	354	8,050
The Hartford Financial Services Group, Inc.	5,649	314,762
HCA Healthcare, Inc.	11,339	1,532,693
Helmerich & Payne, Inc.	719	36,396
Hewlett Packard Enterprise Co.	5,010	74,900
The Home Depot, Inc.	420	87,347
Honeywell International, Inc.	674	117,674
HP, Inc.	329	6,840
Humana, Inc.	106	28,122
Huntsman Corp.	1,303	26,633
IAA, Inc. (d)	21,225	823,106
iHeartMedia, Inc. (d) (e)	1,341	20,182
Illumina, Inc. (d)	113	41,601
Intel Corp.	3,108	148,780
International Business Machines Corp.	842	116,112
Intuit, Inc.	745	194,691
Intuitive Surgical, Inc. (d)	82	43,013
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (a) (b) (c) (d)	19,705	-
Johnson & Johnson	34,246	4,769,783
JP Morgan Chase & Co.	57,082	6,381,768
KAR Auction Services, Inc.	21,225	530,625
KeyCorp	176	3,124
KLA-Tencor Corp.	519	61,346
The Kroger Co.	2,740	59,485
LafargeHolcim Ltd.	109	5,324
Lam Research Corp.	66	12,397
Lear Corp.	205	28,550
Liberty Broadband Corp. Class A (d)	3,492	359,117
Liberty Broadband Corp. Class C (d)	15,546	1,620,204
Liberty Media Corp-Liberty SiriusXM Class A (d)	12,521	473,419
Liberty Media Corp-Liberty SiriusXM Class C (d)	20,981	796,858
Lockheed Martin Corp.	276	100,337
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (a) (b) (c) (d)	3,711	2,375
Lowe’s Cos., Inc.	17,359	1,751,697
M&T Bank Corp.	73	12,415
Marathon Petroleum Corp.	13,569	758,236
Marsh & McLennan Cos., Inc.	36,516	3,642,471
Masco Corp.	7,253	284,608
Mastercard, Inc. Class A	1,364	360,819
McDonald’s Corp.	367	76,211
McKesson Corp.	610	81,978
Merck & Co., Inc.	23,996	2,012,065
MetLife, Inc.	2,048	101,724
Micron Technology, Inc. (d)	796	30,718
Microsoft Corp.	65,452	8,767,950
Mondelez International Inc. Class A	5,094	274,567
Monster Beverage Corp. (d)	693	44,234
Morgan Stanley	33,344	1,460,801
Newmont Mining Corp.	49,618	1,908,804
NextEra Energy, Inc.	17,334	3,551,043
NIKE, Inc. Class B	1,353	113,584
Norfolk Southern Corp.	430	85,712
Northrop Grumman Corp.	181	58,483
NRG Energy, Inc.	489	17,174
Occidental Petroleum Corp.	446	22,425
Omnicom Group, Inc.	2,017	165,293
ONEOK, Inc.	52,724	3,627,938
Oracle Corp.	22,122	1,260,290
Packaging Corporation of America	332	31,646
PayPal Holdings, Inc. (d)	617	70,622
PepsiCo, Inc.	3,161	414,502
Pfizer, Inc.	88,916	3,851,841
Philip Morris International, Inc.	12,247	961,757
Phillips 66	838	78,387
The Procter & Gamble Co.	2,054	225,221
The Progressive Corp.	887	70,898
Prudential Financial, Inc.	457	46,157
QUALCOMM, Inc.	22,781	1,732,951
Raytheon Co.	25,623	4,455,327
Regeneron Pharmaceuticals, Inc. (d)	4	1,252
Reinsurance Group of America, Inc.	414	64,596
Rockwell Automation, Inc.	206	33,749
Ross Stores, Inc.	605	59,968
Sempra Energy	10,131	1,392,405
ServiceNow, Inc. (d)	81	22,240
Southern Copper Corp.	1,058	41,103
Stanley Black & Decker, Inc.	113	16,341
Starbucks Corp.	1,453	121,805
Stryker Corp.	1,462	300,558
SunTrust Banks, Inc.	34,797	2,186,991
Synchrony Financial	77	2,670
Sysco Corp.	513	36,279
Target Corp.	6,267	542,785
Texas Instruments, Inc.	869	99,726

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	768	$225,546
The TJX Cos., Inc.	18,271	966,170
The Travelers Cos., Inc.	1,983	296,498
Twitter, Inc. (d)	109	3,804
U.S. Bancorp	7,378	386,607
Uber Technologies, Inc., Lockup Shares (Acquired 3/20/14, Cost $1,009,279) (a) (b) (c) (d)	65,060	2,907,680
Union Pacific Corp.	654	110,598
United Continental Holdings, Inc. (d)	817	71,528
United Parcel Service, Inc. Class B	501	51,738
United Technologies Corp.	24,038	3,129,748
UnitedHealth Group, Inc.	14,462	3,528,873
Valero Energy Corp.	629	53,849
VeriSign, Inc. (d)	415	86,801
Verizon Communications, Inc.	67,546	3,858,903
Vertex Pharmaceuticals, Inc. (d)	94	17,238
Visa, Inc. Class A	2,239	388,578
Vistra Energy Corp.	11,567	261,877
VMware, Inc. Class A	761	127,247
Walmart, Inc.	2,013	222,416
The Walt Disney Co.	548	76,523
Waste Management, Inc.	359	41,418
Wells Fargo & Co.	64,053	3,030,988
Welltower, Inc.	6,508	530,597
Western Digital Corp.	627	29,814
Weyerhaeuser Co.	13,504	355,695
The Williams Cos., Inc.	173,840	4,874,474
Wyndham Destinations, Inc.	976	42,846
Xcel Energy, Inc.	526	31,292
Xilinx, Inc.	522	61,554
Yum China Holdings, Inc.	5,777	266,897
Yum! Brands, Inc.	950	105,137
Zoetis, Inc.	472	53,567
		180,160,060

TOTAL COMMON STOCK (Cost $297,981,711)		329,884,926

PREFERRED STOCK — 0.9%
Brazil — 0.1%
Braskem SA Class A 2.650%	1,524	13,903
Itau Unibanco Holding SA 3.000%	37,544	354,521
		368,424

Germany — 0.3%
Henkel AG & Co. KGaA, 1.880%	17,408	1,703,765

Italy — 0.0%
Telecom Italia SpA — RSP 6.410%	46,694	24,217

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd. 1.530%	383	12,682

United States — 0.5%
Citigroup Capital XIII, 7.542%, 3 mo. USD LIBOR + 6.370%, VRN	18,382	507,159
GMAC Capital Trust I, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785%, VRN	20,709	541,126
Grand Rounds, Inc., Series C (Acquired 3/31/15, Cost $336,853) (a) (b) (c) (d)	121,323	310,587
Grand Rounds, Inc., Series D (Acquired 5/01/18, Cost $185,458) (a) (b) (c) (d)	76,520	193,596
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, Cost $628,910) (a) (b) (c) (d)	55,056	390,898
Palantir Technologies, Inc., Series I (Acquired 3/27/14, Cost $656,474) (a) (b) (c) (d)	107,092	697,169
Wells Fargo & Co. Series L, 7.500% (e) (h)	171	233,278
		2,873,813

TOTAL PREFERRED STOCK (Cost $5,106,207)		4,982,901

TOTAL EQUITIES (Cost $303,087,918)		334,867,827

	Principal Amount
BONDS & NOTES — 34.9%

BANK LOANS — 0.1%
United States — 0.1%
Fieldwood Energy LLC Exit 1st Lien TL, 1 mo. LIBOR + 5.250% 7.652% VRN 4/11/22	$130,182	120,296
Exit 2nd Lien TL, 1 mo. LIBOR + 7.250% 9.652% VRN 4/11/23	175,746	145,870
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 4.154% VRN 6/22/26	515,275	515,275
		781,441

TOTAL BANK LOANS (Cost $836,561)		781,441

CORPORATE DEBT — 6.8%
Australia — 0.3%
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16-4/01/19, Cost $84,156), 7.500% 10/01/26 (a) (b) (c) (f)	966,589	966,589

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,109,590), 12.000% 10/01/28 (a) (b) (c) (e) (f)	$1,095,355	$1,095,355
		2,061,944

Cayman Islands — 0.1%
Baidu, Inc. 4.375% 5/14/24	320,000	339,114

Chile — 0.0%
Inversiones Alsacia SA 8.000% 12/31/19 (b) (i)	433,124	10,828

France — 0.1%
Danone SA 2.589% 11/02/23 (f)	490,000	492,404

India — 0.0%
REI Agro Ltd., Convertible 5.500% 11/13/14 (f) (i)	618,000	6

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/02/25	164,000	173,732
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	1,091,000	1,156,814
Takeda Pharmaceutical Co. Ltd. 3.800% 11/26/20 (f)	300,000	305,443
		1,635,989

Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	378,000	385,944
Intelsat Jackson Holdings SA 8.000% 2/15/24 (f)	117,000	121,972
		507,916

Netherlands — 0.2%
Bio City Development Co. B.V. , (Acquired 7/05/11, Cost $1,400,000) 8.000% 7/06/20 (a) (b) (c) (f) (i)	1,400,000	147,000
ING Groep NV 4.100% 10/02/23	590,000	623,265
5 year USD Swap + 4.445% 6.000% VRN 12/29/49 (h)	280,000	282,716
		1,052,981

Singapore — 0.1%
CapitaLand Ltd. 1.950% 10/17/23 SGD (f) (j)	500,000	363,603

United Kingdom — 0.4%
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055% 3.262% VRN 3/13/23	412,000	419,656
3.803% VRN 3/11/25 (k)	230,000	239,639
5 year USD ICE Swap + 3.705% 6.375% VRN 12/29/49 (h)	705,000	729,675
Lloyds Bank PLC 5 Year UK Gilt + 13.400% 13.000% VRN 12/31/99 GBP (h) (j)	365,000	799,405
UBS Group Funding Switzerland AG 4.125% 9/24/25 (f)	220,000	234,799
		2,423,174

United States — 5.2%
Allergan Sales LLC 5.000% 12/15/21 (f)	190,000	198,688
Altria Group, Inc. 3.490% 2/14/22	110,000	113,125
3.800%2/14/24	223,000	232,459
4.400%2/14/26	880,000	941,644
American Express Co. 3.700% 8/03/23	839,000	880,707
3 mo. USD LIBOR + 3.285% 4.900% VRN 12/29/49 (h)	260,000	260,655
Aon Corp. 4.500% 12/15/28	93,000	102,357
Apple, Inc. 3.200% 5/11/27	662,000	690,224
3.350%2/09/27	684,000	718,223
AvalonBay Communities, Inc. 3.500% 11/15/24	79,000	82,951
Bank of America Corp. 3.300% 1/11/23	392,000	404,064
4.000%1/22/25	209,000	219,828
4.125%1/22/24	867,000	927,283
Becton Dickinson and Co. 2.894% 6/06/22	539,000	546,323
3.125%11/08/21	380,000	385,569
3.363%6/06/24	176,000	181,268
BP Capital Markets America, Inc. 3.790% 2/06/24	325,000	344,118
Broadcom, Inc. Co. 3.125% 4/15/21 (f)	663,000	667,293
Capital One Financial Corp. 3.200% 1/30/23	281,000	288,093
3.300%10/30/24	199,000	204,125
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	382,000	401,396
Cigna Corp. 3.400% 9/17/21 (f)	531,000	541,353
3.750%7/15/23 (f)	452,000	470,592
Citigroup, Inc. 3.352% VRN 4/24/25 (k)	674,000	696,228
3 mo. USD LIBOR + 4.059% 5.875% VRN 12/29/49 (h)	881,000	888,709
3 mo. USD LIBOR + 4.095% 5.950% VRN 12/29/49 (h)	357,000	367,110

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 3.700% 4/15/24	$776,000	$823,606
CVS Health Corp. 3.700% 3/09/23	1,204,000	1,245,112
Energy Transfer Operating LP 4.050% 3/15/25	122,000	126,995
Enterprise Products Operating LLC 3.350% 3/15/23	538,000	553,268
3.750%2/15/25	121,000	128,007
3.900%2/15/24	124,000	131,352
Fiserv, Inc. 2.750% 7/01/24	1,383,000	1,395,325
Gilead Sciences, Inc. 3.250% 9/01/22	392,000	402,893
3.700%4/01/24	434,000	460,461
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053% 2.908% VRN 6/05/23	392,000	396,216
3.625%2/20/24	457,000	476,806
3 mo. USD LIBOR + 3.922% 5.375% VRN 12/29/49 (h)	416,000	416,520
The Home Depot, Inc. 2.950% 6/15/29	298,000	305,695
Hughes Satellite Systems Corp. 7.625% 6/15/21	70,000	74,900
iHeartCommunications, Inc. 6.375% 5/01/26	330,510	350,754
8.375%5/01/27	117,060	122,623
International Business Machines Corp. 3.000% 5/15/24	845,000	867,792
JP Morgan Chase & Co. 4.023% VRN 12/05/24 (k)	522,000	554,777
Kinder Morgan Energy Partners LP 4.150% 2/01/24	101,000	106,526
4.300%5/01/24	97,000	103,107
Marsh & McLennan Cos., Inc. 3.875% 3/15/24	224,000	237,708
4.375%3/15/29	93,000	102,607
McDonald’s Corp. 3.350% 4/01/23	243,000	252,214
Morgan Stanley 3.875% 4/29/24	532,000	563,843
3 mo. USD LIBOR + 3.610% 5.450% VRN 12/31/49 (h)	294,000	293,265
NBCUniversal Enterprise, Inc. 5.250% 12/31/49 (f) (h)	300,000	307,200
Nextera Energy Capital Co. Guar 2.900% 4/01/22	363,000	369,295
Philip Morris International, Inc. 3.600% 11/15/23	159,000	165,879
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	148,000	156,504
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	224,000	237,102
QUALCOMM, Inc. 2.600% 1/30/23	197,000	197,678
2.900%5/20/24	510,000	518,049
Starbucks Corp. 3.100% 3/01/23	393,000	404,216
SunTrust Banks, Inc. 4.000% 5/01/25	159,000	170,254
TransDigm, Inc. 6.250% 3/15/26 (f)	1,008,000	1,060,920
UnitedHealth Group, Inc. 3.700% 12/15/25	91,000	96,915
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.617% VRN 10/29/49 (h)	110,000	89,925
Verizon Communications, Inc. 3.500% 11/01/24	436,000	458,161
Vistra Operations Co. LLC 5.625% 2/15/27 (f)	349,000	369,504
Walgreen Co. 3.100% 9/15/22	400,000	406,901
Wells Fargo & Co. 3.069% 1/24/23	78,000	79,214
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	1,329,000	1,354,378
3.750%1/24/24	251,000	263,892
Wells Fargo Bank NA 3.550% 8/14/23	641,000	669,039
The Williams Cos., Inc. 3.700% 1/15/23	320,000	330,726
4.550%6/24/24	184,000	198,268
		30,150,777

TOTAL CORPORATE DEBT (Cost $40,119,663)		39,038,736

SOVEREIGN DEBT OBLIGATIONS — 4.4%
Argentina — 0.4%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (j)	315,000	278,332
5.250% 1/15/28 EUR (j)	100,000	82,408
5.875%1/11/28	923,000	701,480
6.875%1/26/27	939,000	752,618
7.820% 12/31/33 EUR (j)	349,906	330,239
		2,145,077

Australia — 0.2%
Australia Government International Bond 3.000% 3/21/47 AUD (f) (j)	1,683,000	1,451,580

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Canada — 0.2%
Canadian Government International Bond 0.750% 3/01/21 CAD (j)	$1,312,000	$989,207

France — 1.3%
French Republic Government Bond OAT 0.500% 5/25/29 EUR (f) (j)	4,416,170	5,273,139
1.250% 5/25/34 EUR (f) (j)	1,634,717	2,098,360
		7,371,499

Germany — 1.7%
Bundesrepublik Deutschland Bundesanleihe 0.250% 2/15/29 EUR (f) (j)	8,278,929	9,946,369

Italy — 0.6%
Italy Buoni Poliennali Del Tesoro 3.000% 8/01/29 EUR (f) (j)	2,944,000	3,627,772

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $25,297,757)		25,531,504

U.S. TREASURY OBLIGATIONS — 23.6%
United States — 23.6%
U.S. Treasury Inflation Index 0.500% 4/15/24	10,658,368	10,791,435
0.625%4/15/23	2,571,806	2,602,094
U.S. Treasury Note 1.500% 11/30/19 (l)	5,200,000	5,186,614
2.000%5/31/24	39,022,300	39,483,860
2.250%4/30/24	3,082,800	3,152,837
2.375%5/15/29 (e) (m) (n)	43,117,800	44,559,552
2.625%1/31/26 (m)	17,203,300	18,019,247
2.875%11/30/25	2,755,500	2,926,190
3.000%10/31/25 (m)	8,730,300	9,330,644
		136,052,473

TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,516,961)		136,052,473

TOTAL BONDS & NOTES (Cost $199,770,942)		201,404,154

	Number of Shares
MUTUAL FUNDS — 7.9%
Diversified Financial Services — 7.9%
United States — 7.9%
State Street Navigator Securities Lending Prime Portfolio (o)	45,330,507	45,330,507

TOTAL MUTUAL FUNDS (Cost $45,330,507)		45,330,507

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $3,500,985)		2,934,759

TOTAL LONG-TERM INVESTMENTS (Cost $551,690,352)		584,537,247

	Principal Amount
SHORT-TERM INVESTMENTS — 6.3%
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (p)	$213,437	213,437

U.S. Treasury Bill — 6.3%
Japan Treasury Discount Bill 0.000%7/01/19 JPY (j)	304,300,000	2,822,427
0.000%8/05/19 JPY (j)	567,750,000	5,266,729
0.000%8/13/19 JPY (j)	947,050,000	8,785,565
0.000%8/26/19 JPY (j)	380,900,000	3,533,681
U.S. Treasury Bill 0.000% 7/16/19	2,000,000	1,998,293
0.000%7/18/19	10,000,000	9,990,314
0.000%7/30/19	1,915,000	1,911,695
0.000%8/01/19	2,000,000	1,996,538
		36,305,242

TOTAL SHORT-TERM INVESTMENTS (Cost $36,119,965)		36,518,679

TOTAL INVESTMENTS — 107.7% (Cost $587,810,317) (q)		621,055,92

Other Assets/(Liabilities) — (7.7)%		(44,215,586)

NET ASSETS — 100.0%		$576,840,340

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.1)%
Japan — (0.1)%
Sumco Corp.	(29,300)	$(350,805)

TOTAL EQUITIES SOLD SHORT (Cost $(454,265))		$(350,805)

Abbreviation Legend

ADR	American Depositary Receipt

OAT	Obligations Assimilables du Tresor

REIT	Real Estate Investment Trust

VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $7,173,119 or 1.24% of net assets.

(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $7,162,291 or 1.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)	Non-income producing security.

(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $44,427,944 or 7.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $36,869,903 or 6.39% of net assets.

(g)	A portion of this security is held as collateral for securities sold short.

(h)	Security is perpetual and has no stated maturity date.

(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2019, these securities amounted to a value of $157,834 or 0.03% of net assets.

(j)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(l)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio of Investments for details on the wholly owned subsidiary.

(m)	All or a portion of these securities are pledged/held as collateral for open futures contracts, open purchased and written options. (Note 2).

(n)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).

(o)	Represents investment of security lending collateral. (Note 2).

(p)	Maturity value of $213,459. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $218,871.

(q)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Topix Banks Index	Bank of America N.A.	12/13/19	191.28	398,406	JPY	76,207,100	$179	$50,311	$(50,132)
Alibaba Group Holding Limited	Bank of America N.A.	1/17/20	162.50	3,521	USD	572,163	72,627	45,834	26,793
EUR Call USD Put	Bank of America N.A.	7/12/19	1.14	11,475,000	EUR	11,475,000	62,266	68,555	(6,289)
S&P 500 Index	Bank of America N.A.	7/19/19	2,985.00	772	USD	2,304,420	12,865	17,563	(4,698)
S&P 500 Index	Bank of America N.A.	7/19/19	2,995.00	5,187	USD	15,535,065	68,956	64,441	4,515
Emerson Electric Co.	Bank of America N.A.	12/20/19	65.00	18,857	USD	1,225,705	92,302	63,541	28,761
Johnson & Johnson	Bank of America N.A.	1/17/20	155.00	7,302	USD	1,131,810	9,416	28,405	(18,989)
NASDAQ 100 Index	Barclays Bank PLC	7/19/19	7,950.00	165	USD	1,311,750	5,331	29,220	(23,889)
DJ Euro STOXX Banks Index	Barclays Bank PLC	3/19/21	110.00	7,316	EUR	804,760	15,816	32,785	(16,969)
USD Call JPY Put	BNP Paribas SA	7/11/19	108.50	5,737,000	USD	5,737,000	13,476	14,343	(867)
Euro STOXX 50 Index	BNP Paribas SA	7/19/19	3,525.00	481	EUR	1,695,525	10,400	11,330	(930)
Topix Banks Index	BNP Paribas SA	3/13/20	194.04	538,108	JPY	104,414,369	898	81,716	(80,818)
NASDAQ 100 Index	Citibank N.A.	7/19/19	7,825.00	242	USD	1,893,650	17,469	23,595	(6,126)
Fedex Corp.	Citibank N.A.	10/18/19	170.00	3,783	USD	643,110	29,610	35,776	(6,166)
Alibaba Group Holding Limited	Citibank N.A.	11/22/19	167.00	4,105	USD	685,535	64,479	47,786	16,693

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Halliburton Co.	Citibank N.A.	1/17/20	50.00	19,539	USD	976,950	$85	$83,707	$(83,622)
Marathon Petroleum Corp.	Citibank N.A.	1/17/20	64.00	23,118	USD	1,479,552	54,514	92,472	(37,958)
Qualcomm, Inc.	Citibank N.A.	1/17/20	71.00	10,307	USD	731,797	99,653	52,252	47,401
JP Morgan Chase & Co.	Citibank N.A.	1/17/20	114.50	7,207	USD	825,202	35,395	59,090	(23,695)
Euro STOXX 50 Index	Credit Suisse International	7/19/19	3,500.00	405	EUR	1,417,500	13,361	21,471	(8,110)
Euro STOXX 50 Index	Credit Suisse International	8/16/19	3,450.00	487	EUR	1,680,150	40,976	25,292	15,684
Euro STOXX 50 Index	Credit Suisse International	10/18/19	3,600.00	402	EUR	1,447,200	18,376	14,292	4,084
Taiwan Semiconductor Manufacturing Co. Ltd	Credit Suisse International	1/17/20	40.00	13,118	USD	524,720	36,439	32,533	3,906
Schlumberger Ltd.	Credit Suisse International	1/17/20	45.00	13,506	USD	607,770	20,646	45,920	(25,274)
Anadarko Petroleum Corp.	Credit Suisse International	1/17/20	67.50	10,232	USD	690,660	56,911	53,206	3,705
Fedex Corp.	Credit Suisse International	1/17/20	162.00	8,213	USD	1,330,506	127,805	112,780	15,025
Euro STOXX 50 Index	Credit Suisse International	3/20/20	3,600.00	160	EUR	576,000	15,250	14,291	959
S&P 500 Index	Goldman Sachs International	7/05/19	2,970.00	5,144	USD	15,277,680	42,566	70,473	(27,907)
S&P 500 Index	Goldman Sachs International	7/19/19	2,975.00	739	USD	2,198,525	15,219	20,145	(4,926)
SPDR Gold Shares (l)	JP Morgan Chase Bank N.A.	8/16/19	136.00	19,483	USD	2,649,688	38,272	37,492	780
CVS Health Corp.	JP Morgan Chase Bank N.A.	1/17/20	78.50	7,193	USD	564,651	1,165	38,989	(37,824)
Alphabet, Inc.	JP Morgan Chase Bank N.A.	1/17/20	1,225.00	974	USD	1,193,150	24,624	76,946	(52,322)
Apple, Inc.	Morgan Stanley & Co. LLC	12/20/19	180.00	7,478	USD	1,346,040	184,640	103,057	81,583
AUD Call USD Put	Morgan Stanley & Co. LLC	7/11/19	0.71	8,196,000	AUD	8,196,000	15,283	14,186	1,097
NASDAQ 100 Index	Morgan Stanley & Co. LLC	7/12/19	7,800.00	654	USD	5,101,200	37,989	45,780	(7,791)
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	7/19/19	128.00	9,031	USD	1,155,968	50,542	31,208	19,334
Apple, Inc.	Morgan Stanley & Co. LLC	9/20/19	185.00	3,144	USD	581,640	57,418	25,888	31,530
Qualcomm, Inc.	Morgan Stanley & Co. LLC	10/18/19	70.00	9,823	USD	687,610	87,537	42,600	44,937
Topix Banks Index	Morgan Stanley & Co. LLC	12/13/19	191.28	753,213	JPY	144,075,035	339	110,023	(109,684)
Marathon Petroleum Corp.	Morgan Stanley & Co. LLC	12/20/19	55.00	16,840	USD	926,200	90,820	60,747	30,073
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	3/13/20	4,756.33	20,764	JPY	98,760,538	4,294	64,856	(60,562)
Topix Banks Index	Morgan Stanley & Co. LLC	4/10/20	192.04	477,857	JPY	91,768,327	1,141	72,704	(71,563)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	9/11/20	4,816.24	16,632	JPY	80,103,704	6,761	47,026	(40,265)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	12/11/20	4,894.87	16,772	JPY	82,096,743	6,862	57,838	(50,976)
BP PLC	Nomura International PLC	1/17/20	45.00	48,952	USD	2,202,840	38,423	83,708	(45,285)
S&P 500 Index	Nomura International PLC	8/30/19	2,975.00	873	USD	2,597,175	42,579	37,845	4,734
Lowe’s Cos., Inc.	Nomura International PLC	10/18/19	97.50	6,315	USD	615,713	47,799	30,704	17,095
Kroger Co.	Nomura International PLC	1/17/20	25.00	18,798	USD	469,950	14,490	37,755	(23,265)
Agilent Technologies, Inc.	Nomura International PLC	1/17/20	71.00	8,002	USD	568,142	60,900	39,865	21,035
Lowe’s Cos., Inc.	Nomura International PLC	1/17/20	98.00	6,558	USD	642,684	62,449	42,210	20,239
SPDR Gold Shares (l)	Societe Generale	9/20/19	126.00	23,650	USD	2,979,900	197,757	79,109	118,648
S&P 500 Index	Societe Generale	9/20/19	2,975.00	1,164	USD	3,462,900	70,119	61,576	8,543
Euro STOXX 50 Index	UBS AG	7/19/19	3,500.00	283	EUR	990,500	9,336	16,814	(7,478)
Euro STOXX 50 Index	UBS AG	7/26/19	3,475.00	508	EUR	1,765,300	27,269	31,862	(4,593)
Total SA	UBS AG	9/20/19	70.00	35,786	USD	2,505,020	163	95,424	(95,261)
Facebook, Inc.	UBS AG	9/20/19	185.00	4,736	USD	876,160	78,032	50,398	27,634
GBP Call USD Put	UBS AG	10/08/19	1.34	9,301,000	GBP	9,301,000	24,332	209,850	(185,518)
Facebook, Inc.	UBS AG	12/20/19	195.00	9,532	USD	1,858,740	156,687	134,634	22,053
Schlumberger Ltd.	UBS AG	1/17/20	70.00	16,475	USD	1,153,250	373	62,038	(61,665)
DJ Euro STOXX Banks Index	UBS AG	6/18/21	110.00	9,298	EUR	1,022,780	18,857	39,929	(21,072)
							$2,510,538	$3,196,186	$(685,648)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#)	Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
5-Year Interest Rate Swap, 9/24/29	Nomura International PLC	9/20/19	3-Month USD-LIBOR-BBA	Quarterly	2.15%	Semi-Annually	USD	29,125,000	$343,237	$213,760

Interest Rate Caps Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2Y Constant Maturity Swap (CMS) Index	Goldman Sachs International	2/27/20	0.50%	USD	45,250,000	$29,053	$58,825	$(29,772)
10Y Constant Maturity Swap (CMS) Index	Goldman Sachs International	8/27/20	0.50%	USD	45,685,000	51,931	116,497	(64,566)
						$80,984	$175,322	$(94,338)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Alibaba Group Holding Limited	Bank of America N.A.	1/17/20	202.50	3,521	USD	713,003	$(20,128)	$(10,547)	$(9,581)
USD Call ZAR Put	Bank of America N.A.	9/25/19	15.25	1,699,000	USD	1,699,000	(16,575)	(21,610)	5,035
Topix Banks Index	Bank of America N.A.	12/13/19	221.29	398,406	JPY	88,163,264	(17)	(19,909)	19,892
Emerson Electric Co.	Bank of America N.A.	12/20/19	75.00	18,857	USD	1,414,275	(17,979)	(10,838)	(7,141)
Topix Banks Index	BNP Paribas SA	3/13/20	237.47	538,108	JPY	127,786,928	(77)	(26,030)	25,953
Fedex Corp.	Citibank N.A.	10/18/19	195.00	3,783	USD	737,685	(5,946)	(9,010)	3,064
Alibaba Group Holding Limited	Citibank N.A.	11/22/19	195.00	4,105	USD	800,475	(22,144)	(14,957)	(7,187)
Comcast Corp.	Citibank N.A.	1/17/20	37.50	17,704	USD	663,900	(104,421)	(53,112)	(51,309)
Marathon Petroleum Corp.	Citibank N.A.	1/17/20	73.00	23,118	USD	1,687,614	(18,702)	(36,526)	17,824
Qualcomm, Inc.	Citibank N.A.	1/17/20	86.00	10,307	USD	886,402	(32,846)	(15,409)	(17,437)
JP Morgan Chase & Co.	Citibank N.A.	1/17/20	125.50	7,207	USD	904,479	(10,146)	(32,071)	21,925
Anadarko Petroleum Corp.	Credit Suisse International	1/17/20	76.00	10,232	USD	777,632	(8,105)	(31,719)	23,614
Fedex Corp.	Credit Suisse International	1/17/20	190.00	8,213	USD	1,560,470	(41,232)	(35,908)	(5,324)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	3/13/20	5,679.90	20,764	JPY	117,937,342	(545)	(25,416)	24,871
Apple, Inc.	Morgan Stanley & Co. LLC	9/20/19	215.00	3,144	USD	675,960	(11,575)	(3,816)	(7,759)
Qualcomm, Inc.	Morgan Stanley & Co. LLC	10/18/19	85.00	9,823	USD	834,955	(19,939)	(8,581)	(11,358)
Topix Banks Index	Morgan Stanley & Co. LLC	12/13/19	221.29	753,213	JPY	166,675,040	(32)	(51,646)	51,614
Marathon Petroleum Corp.	Morgan Stanley & Co. LLC	12/20/19	65.00	16,840	USD	1,094,600	(29,688)	(16,672)	(13,016)
Apple, Inc.	Morgan Stanley & Co. LLC	12/20/19	200.00	7,478	USD	1,495,600	(95,178)	(45,447)	(49,731)
Topix Banks Index	Morgan Stanley & Co. LLC	4/10/20	233.87	477,857	JPY	111,757,468	(122)	(26,266)	26,144
Lowe’s Cos., Inc.	Nomura International PLC	10/18/19	115.00	6,315	USD	726,225	(6,807)	(4,481)	(2,326)
Agilent Technologies, Inc.	Nomura International PLC	1/17/20	81.00	8,002	USD	648,162	(21,293)	(13,711)	(7,582)
Lowe’s Cos., Inc.	Nomura International PLC	1/17/20	115.00	6,558	USD	754,170	(17,777)	(11,031)	(6,746)
Facebook, Inc.	UBS AG	12/20/19	225.00	9,532	USD	2,144,700	(55,536)	(44,225)	(11,311)
DJ Euro STOXX Banks Index	UBS AG	6/18/21	135.00	9,298	EUR	1,255,230	(4,823)	(10,297)	5,474
							$(561,633)	$(579,235)	$17,602

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Johnson & Johnson	Bank of America N.A.	1/17/20	109.00	7,302	USD	795,918	$(9,622)	$(20,081)	$10,459
Alibaba Group Holding Limited	Bank of America N.A.	1/17/20	135.00	2,348	USD	316,980	(8,600)	(16,938)	8,338
Topix Banks Index	Bank of America N.A.	12/13/19	156.59	398,406	JPY	62,386,396	(81,274)	(30,676)	(50,598)
Emerson Electric Co	Bank of America N.A.	12/20/19	55.00	9,429	USD	518,595	(9,582)	(15,479)	5,897
DJ Euro STOXX Banks Index	Barclays Bank PLC	3/19/21	110.23	6,214	EUR	684,969	(215,663)	(98,552)	(117,111)
Topix Banks Index	BNP Paribas SA	3/13/20	155.80	538,108	JPY	83,836,365	(112,741)	(47,412)	(65,329)
Fedex Corp.	Citibank N.A.	10/18/19	140.00	1,892	USD	264,880	(5,243)	(6,242)	999
Alibaba Group Holding Limited	Citibank N.A.	11/22/19	140.00	2,668	USD	373,520	(9,000)	(13,998)	4,998
Marathon Petroleum Corp.	Citibank N.A.	1/17/20	49.00	23,118	USD	1,132,782	(69,729)	(51,553)	(18,176)
Qualcomm, Inc.	Citibank N.A.	1/17/20	57.00	5,154	USD	293,778	(7,229)	(18,154)	10,925
Schlumberger Ltd.	Credit Suisse International	1/17/20	33.00	13,506	USD	445,698	(19,233)	(28,903)	9,670
Taiwan Semiconductor Manufacturing Co. Ltd	Credit Suisse International	1/17/20	35.50	6,559	USD	232,845	(9,783)	(14,955)	5,172
Fedex Corp.	Credit Suisse International	1/17/20	130.00	4,637	USD	602,810	(15,325)	(22,605)	7,280
CVS Health Corp.	JP Morgan Chase Bank N.A.	1/17/20	56.00	7,193	USD	402,808	(38,347)	(20,500)	(17,847)
Alphabet, Inc.	JP Morgan Chase Bank N.A.	1/17/20	860.00	974	USD	837,640	(12,081)	(37,499)	25,418
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	3/13/20	3,832.77	20,764	JPY	79,583,734	(59,397)	(46,100)	(13,297)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	9/11/20	3,820.96	11,088	JPY	42,366,804	(43,103)	(28,576)	(14,527)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	12/11/20	3,786.60	11,181	JPY	42,337,938	(49,103)	(34,357)	(14,746)
Topix Banks Index	Morgan Stanley & Co. LLC	12/13/19	156.59	753,213	JPY	117,943,816	(153,639)	(64,202)	(89,437)
Marathon Petroleum Corp.	Morgan Stanley & Co. LLC	12/20/19	46.00	11,993	USD	551,678	(22,640)	(34,060)	11,420
Topix Banks Index	Morgan Stanley & Co. LLC	4/10/20	157.82	477,857	JPY	75,413,576	(112,196)	(45,286)	(66,910)
S&P 500 Index	Nomura International PLC	8/30/19	2,725.00	426	USD	1,160,850	(8,078)	(19,029)	10,951
BP PLC	Nomura International PLC	1/17/20	36.00	48,952	USD	1,762,272	(41,747)	(55,805)	14,058
Lowe’s Cos., Inc.	Nomura International PLC	10/18/19	82.50	4,678	USD	385,935	(4,115)	(11,149)	7,034
Kroger Co.	Nomura International PLC	1/17/20	21.00	9,400	USD	197,400	(15,071)	(12,292)	(2,779)
Agilent Technologies, Inc.	Nomura International PLC	1/17/20	61.00	6,967	USD	424,987	(8,957)	(23,370)	14,413
Lowe’s Cos., Inc.	Nomura International PLC	1/17/20	80.00	4,685	USD	374,800	(8,549)	(14,694)	6,145
S&P 500 Index	Societe Generale	9/20/19	2,645.00	571	USD	1,510,295	(10,749)	(26,888)	16,139
GBP Put USD Call	UBS AG	10/08/19	1.25	9,301,000	GBP	9,301,000	(94,672)	(120,192)	25,520
DJ Euro STOXX Banks Index	UBS AG	6/18/21	106.38	6,318	EUR	672,108	(218,549)	(101,970)	(116,579)
							(1,474,017)	(1,081,517)	(392,500)
							$(2,035,650)	$(1,660,752)	$(374,898)

Written Swaptions contracts

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
5-Year Interest Rate Swap, 7/29/24	Goldman Sachs International	7/25/19	1.55%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	USD	7,280,000	$(7,664)	$7,237
5-Year Interest Rate Swap, 9/27/24	Goldman Sachs International	9/25/19	1.55%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	USD	7,280,000	(29,481)	6,682
5-Year Interest Rate Swap, 12/31/24	Goldman Sachs International	12/27/19	1.55%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	USD	4,850,000	(31,721)	4,550
5-Year Interest Rate Swap, 9/24/29	Nomura International PLC	9/20/19	1.90%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	USD	29,125,000	(343,238)	(303,797)
									$(412,104)	$(285,328)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/25/19	USD	893,217	AUD	1,268,000	$2,295
Bank of America N.A.	7/25/19	ZAR	12,369,269	USD	862,000	13,693
Bank of America N.A.	8/23/19	GBP	1,099,000	USD	1,404,555	(5,501)
Bank of America N.A.	9/12/19	EUR	2,465,000	USD	2,789,288	29,525
Bank of America N.A.	9/19/19	USD	4,181,464	EUR	3,687,000	(36,974)
BNP Paribas SA	8/16/19	JPY	458,878,000	USD	4,220,371	50,068
Citibank N.A.	8/30/19	USD	1,400,455	INR	98,821,000	(20,804)
Citibank N.A.	9/13/19	EUR	2,498,703	USD	2,820,343	37,226
Citibank N.A.	9/19/19	ZAR	23,703,000	USD	1,579,463	86,976
Goldman Sachs International	7/25/19	JPY	601,385,000	USD	5,416,290	171,639
Goldman Sachs International	9/20/19	EUR	2,484,000	USD	2,832,693	9,560
JP Morgan Chase Bank N.A.	7/01/19	JPY	160,100,000	USD	1,445,773	39,178
JP Morgan Chase Bank N.A.	7/19/19	GBP	1,844,000	USD	2,428,459	(84,657)
JP Morgan Chase Bank N.A.	7/25/19	EUR	1,183,000	USD	1,336,187	11,573
JP Morgan Chase Bank N.A.	8/16/19	GBP	2,087,000	USD	2,708,238	(52,197)
JP Morgan Chase Bank N.A.	9/13/19	USD	5,761,449	EUR	5,042,488	(5,246)
Morgan Stanley & Co. LLC	7/01/19	USD	4,200,054	JPY	464,400,000	(107,324)
Morgan Stanley & Co. LLC	7/01/19	JPY	304,300,000	USD	2,829,303	(6,875)
UBS AG	8/01/19	NOK	8,794,000	USD	1,019,876	12,063
UBS AG	8/23/19	GBP	14,000	USD	17,893	(70)
						$144,148

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Mini MSCI Emerging Market Index	9/20/19	72	$3,753,151	$39,089
Short
Yen Denom Nikkei	9/12/19	105	$(10,351,759)	$(22,609)
Euro Stoxx 50 Index	9/20/19	2	(78,252)	(572)
Nasdaq 100 E Mini Index	9/20/19	2	(306,910)	(840)
S&P 500 E Mini Index	9/20/19	20	(2,927,928)	(16,272)
				$(40,293)

Centrally Cleared Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V2†	5.000%	Quarterly	6/20/24	BB	USD	502,014	$38,118	$38,778	$(660)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/ Reference		Frequency	Rate/Reference	Frequency	No. of Contracts	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
USD	157,788	Maturity	S&P 500 Dividend Index Future December 2021	Maturity	3,250	BNP Paribas SA	12/17/21	$38,025	$-	$38,025
USD	131,931	Maturity	S&P 500 Dividend Index Future December 2020	Maturity	2,750	Goldman Sachs International	12/18/20	30,594	-	30,594
								$68,619	$-	$68,619

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Short	Citigroup Global Markets Inc.	7/22/19	USD	1,461,904	$1,467,552	$(5,647)	0.3%
Equity Securities Short	J.P. Morgan Chase Bank N.A.	7/10/19	USD	1,263,222	1,289,818	(26,597)	0.2%
					$2,757,370	$(32,244)

(a)	The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (17.5)-17.5 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR

1 week USD LIBOR

Federal Funds Rate

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

A portion of the cash collateral held by Goldman Sachs International and Bank of America N.A. in the amount of $260,000 and $52,000, respectively was related to swap agreements at June 30, 2019. Collateral for swap agreements received by BNP Paribas SA amounted to $30,054 in securities at June 30, 2019.

Currency Legend

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

NOK	Norwegian Krone

SGD	Singapore Dollar

USD	U.S. Dollar

ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%
COMMON STOCK — 96.9%
Basic Materials — 2.6%
Chemicals — 2.3%
Celanese Corp.	3,374	$363,717
CF Industries Holdings, Inc.	28,364	1,324,883
Dow, Inc. (a)	34,482	1,700,307
DuPont de Nemours, Inc.	35,928	2,697,115
Eastman Chemical Co.	3,554	276,608
FMC Corp.	3,303	273,984
LyondellBasell Industries NV Class A	11,675	1,005,568
PPG Industries, Inc.	6,306	735,973
		8,378,155
Forest Products & Paper — 0.1%
International Paper Co.	10,070	436,232
Iron & Steel — 0.2%
Nucor Corp.	8,021	441,957
Reliance Steel & Aluminum Co.	1,805	170,789
		612,746
		9,427,133
Communications — 7.5%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	9,690	218,897
Omnicom Group, Inc.	5,578	457,117
		676,014
Media — 3.3%
CBS Corp. Class B	8,882	443,212
Comcast Corp. Class A	181,503	7,673,947
DISH Network Corp. Class A (a)	4,637	178,107
Fox Corp. Class B (a)	75,380	2,753,632
Viacom, Inc. Class B	9,021	269,457
The Walt Disney Co.	2,603	363,483
		11,681,838
Telecommunications — 4.0%
Cisco Systems, Inc.	63,407	3,470,265
Corning, Inc.	29,376	976,164
Juniper Networks, Inc.	8,701	231,708
Verizon Communications, Inc.	168,674	9,636,346
		14,314,483
		26,672,335
Consumer, Cyclical — 5.7%
Airlines — 0.8%
Alaska Air Group, Inc.	3,178	203,106
American Airlines Group, Inc.	9,510	310,121
Delta Air Lines, Inc.	17,981	1,020,422
JetBlue Airways Corp. (a)	7,654	141,522
Southwest Airlines Co.	14,914	757,333
United Continental Holdings, Inc. (a)	6,716	587,986
		3,020,490
Apparel — 0.1%
Hanesbrands, Inc.	7,434	128,014
Ralph Lauren Corp.	1,363	154,823
		282,837
Auto Manufacturers — 0.9%
Ford Motor Co.	99,246	1,015,287
General Motors Co.	36,279	1,397,830
PACCAR, Inc.	8,878	636,197
		3,049,314
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	3,564	165,191
Aptiv PLC	6,506	525,880
BorgWarner, Inc.	5,224	219,304
Lear Corp.	1,589	221,300
WABCO Holdings, Inc. (a)	1,128	149,573
		1,281,248
Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	4,351	175,258
W.W. Grainger, Inc.	1,308	350,845
		526,103
Entertainment — 0.0%
Cinemark Holdings, Inc.	1,759	63,500
Home Builders — 0.4%
D.R. Horton, Inc.	9,478	408,786
Lennar Corp. Class A	7,258	351,722
NVR, Inc. (a)	100	337,025
PulteGroup, Inc.	6,577	207,965
Toll Brothers, Inc.	3,619	132,528
		1,438,026
Home Furnishing — 0.1%
Leggett & Platt, Inc.	3,113	119,446
Whirlpool Corp.	1,634	232,616
		352,062
Leisure Time — 0.5%
Carnival Corp.	13,515	629,123
Harley-Davidson, Inc.	3,654	130,923
Norwegian Cruise Line Holdings Ltd. (a)	5,514	295,716
Polaris Industries, Inc.	1,589	144,964
Royal Caribbean Cruises Ltd.	5,314	644,110
		1,844,836
Lodging — 0.7%
Hyatt Hotels Corp. Class A	947	72,095
Las Vegas Sands Corp.	38,134	2,253,338
		2,325,433

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 1.7%
AutoZone, Inc. (a)	677	$744,341
Best Buy Co., Inc.	7,344	512,097
CarMax, Inc. (a)	4,457	387,001
Foot Locker, Inc.	2,617	109,705
Genuine Parts Co.	2,923	302,764
L Brands, Inc.	7,032	183,535
Target Corp.	13,786	1,194,006
Walgreens Boots Alliance, Inc.	21,446	1,172,453
Walmart, Inc.	14,216	1,570,726
		6,176,628
		20,360,477
Consumer, Non-cyclical — 19.2%
Agriculture — 2.2%
Altria Group, Inc.	44,425	2,103,524
Archer-Daniels-Midland Co.	14,247	581,277
Philip Morris International, Inc.	65,041	5,107,670
		7,792,471
Beverages — 0.1%
Molson Coors Brewing Co. Class B	4,105	229,880
Biotechnology — 2.8%
Amgen, Inc.	16,989	3,130,733
Bio-Rad Laboratories, Inc. Class A (a)	586	183,178
Celgene Corp. (a)	10,457	966,645
Corteva, Inc. (a)	35,928	1,062,391
Gilead Sciences, Inc.	65,939	4,454,839
		9,797,786
Commercial Services — 0.3%
AMERCO	541	204,796
H&R Block, Inc.	5,172	151,540
ManpowerGroup, Inc.	1,544	149,150
Nielsen Holdings PLC	8,472	191,467
Quanta Services, Inc.	3,629	138,591
Robert Half International, Inc.	2,797	159,457
United Rentals, Inc. (a)	1,895	251,334
		1,246,335
Foods — 1.5%
Campbell Soup Co.	7,673	307,457
Ingredion, Inc.	1,579	130,252
The J.M. Smucker Co.	2,923	336,701
Kellogg Co.	8,021	429,685
The Kroger Co.	18,748	407,019
Tyson Foods, Inc. Class A	45,268	3,654,938
US Foods Holding Corp. (a)	2,436	87,111
		5,353,163
Health Care – Products — 0.7%
Becton Dickinson and Co.	8,443	2,127,720
Henry Schein, Inc. (a)	3,809	266,249
		2,393,969
Health Care – Services — 1.7%
Anthem, Inc.	14,392	4,061,567
HCA Healthcare, Inc.	8,788	1,187,874
Laboratory Corp. of America Holdings (a)	2,797	483,601
Quest Diagnostics, Inc.	3,384	344,525
		6,077,567
Household Products & Wares — 1.1%
Avery Dennison Corp.	1,985	229,625
Kimberly-Clark Corp.	28,999	3,864,986
		4,094,611
Pharmaceuticals — 8.8%
AbbVie, Inc.	35,196	2,559,453
AmerisourceBergen Corp.	5,353	456,397
Bristol-Myers Squibb Co.	31,767	1,440,633
Cardinal Health, Inc.	3,685	173,564
CVS Health Corp.	44,236	2,410,420
Jazz Pharmaceuticals PLC (a)	1,400	199,584
Johnson & Johnson	84,965	11,833,925
McKesson Corp.	4,818	647,491
Merck & Co., Inc.	60,467	5,070,158
Pfizer, Inc.	150,776	6,531,616
		31,323,241
		68,309,023
Energy — 9.2%
Oil & Gas — 8.1%
Cabot Oil & Gas Corp.	10,696	245,580
Chevron Corp.	48,282	6,008,212
ConocoPhillips	29,376	1,791,936
Exxon Mobil Corp.	107,180	8,213,203
Helmerich & Payne, Inc.	2,797	141,584
Hess Corp.	37,239	2,367,283
Murphy Oil Corp.	3,564	87,853
Occidental Petroleum Corp.	59,488	2,991,057
Phillips 66	12,442	1,163,825
Total SA	105,039	5,877,048
		28,887,581
Pipelines — 1.1%
Kinder Morgan, Inc.	45,643	953,026
TC Energy Corp.	55,712	2,758,858
		3,711,884
		32,599,465
Financial — 29.0%
Banks — 17.2%
Bank of America Corp.	224,084	6,498,436
The Bank of New York Mellon Corp.	25,732	1,136,068
BB&T Corp.	19,786	972,086
CIT Group, Inc.	3,384	177,795
Citigroup, Inc.	65,600	4,593,968
Citizens Financial Group, Inc.	12,442	439,949

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc.	3,735	$271,310
Commerce Bancshares, Inc.	2,754	164,304
Cullen/Frost Bankers, Inc.	1,669	156,319
Fifth Third Bancorp	86,427	2,411,313
The Goldman Sachs Group, Inc.	9,600	1,964,160
Huntington Bancshares, Inc.	27,491	379,926
JP Morgan Chase & Co.	129,200	14,444,560
KeyCorp	27,220	483,155
M&T Bank Corp.	3,825	650,518
Morgan Stanley	140,226	6,143,301
Northern Trust Corp.	5,533	497,970
The PNC Financial Services Group, Inc.	12,126	1,664,657
Popular, Inc.	2,346	127,247
Prosperity Bancshares, Inc.	1,759	116,182
Regions Financial Corp.	28,935	432,289
Signature Bank	1,128	136,307
State Street Corp.	45,248	2,536,603
SunTrust Banks, Inc.	11,946	750,806
US Bancorp	41,954	2,198,390
Webster Financial Corp.	2,346	112,068
Wells Fargo & Co.	236,534	11,192,789
Zions Bancorp NA	4,908	225,670
		60,878,146
Diversified Financial Services — 3.7%
Ally Financial, Inc.	10,998	340,828
American Express Co.	22,032	2,719,630
Ameriprise Financial, Inc.	4,141	601,108
BlackRock, Inc.	3,945	1,851,389
Capital One Financial Corp.	11,885	1,078,445
The Charles Schwab Corp.	31,722	1,274,907
Credit Acceptance Corp. (a)	451	218,207
Discover Financial Services	9,600	744,864
E*TRADE Financial Corp.	6,442	287,313
Franklin Resources, Inc.	12,926	449,825
LPL Financial Holdings, Inc.	1,985	161,916
Nasdaq, Inc.	3,284	315,822
Raymond James Financial, Inc.	3,584	303,027
Santander Consumer USA Holdings, Inc.	9,058	217,030
SEI Investments Co.	3,699	207,514
Synchrony Financial	17,502	606,794
T. Rowe Price Group, Inc.	5,975	655,517
TD Ameritrade Holding Corp.	14,054	701,576
The Western Union Co.	11,675	232,216
		12,967,928
Insurance — 7.4%
Aflac, Inc.	19,786	1,084,471
Alleghany Corp. (a)	451	307,181
The Allstate Corp.	9,239	939,514
American Financial Group, Inc.	4,321	442,773
American International Group, Inc.	89,095	4,746,982
Arch Capital Group Ltd. (a)	9,665	358,378
Athene Holding Ltd. Class A (a)	4,025	173,316
Chubb Ltd.	39,553	5,825,761
Cincinnati Financial Corp.	4,141	429,297
Everest Re Group Ltd.	993	245,450
Fidelity National Financial, Inc.	5,765	232,329
The Hartford Financial Services Group, Inc.	8,968	499,697
Lincoln National Corp.	5,404	348,288
Loews Corp.	8,291	453,269
Markel Corp. (a)	356	387,898
MetLife, Inc.	68,896	3,422,064
Principal Financial Group, Inc.	7,077	409,900
The Progressive Corp.	12,216	976,425
Prudential Financial, Inc.	10,637	1,074,337
Reinsurance Group of America, Inc.	1,759	274,457
Torchmark Corp.	6,983	624,699
The Travelers Cos., Inc.	15,861	2,371,537
Unum Group	5,398	181,103
Voya Financial, Inc.	4,457	246,472
W.R. Berkley Corp.	4,682	308,684
		26,364,282
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	8,576	439,949
The Howard Hughes Corp. (a)	361	44,706
Jones Lang LaSalle, Inc.	1,128	158,698
		643,353
Real Estate Investment Trusts (REITS) — 0.5%
SL Green Realty Corp.	23,626	1,898,822
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	8,291	82,744
		102,835,275
Industrial — 10.1%
Aerospace & Defense — 4.2%
The Boeing Co.	11,813	4,300,050
General Dynamics Corp.	7,348	1,336,013
L3 Harris Technologies, Inc.	22,413	4,238,971
Lockheed Martin Corp.	6,622	2,407,362
Northrop Grumman Corp.	4,305	1,390,989
Raytheon Co.	6,532	1,135,784
Spirit AeroSystems Holdings, Inc. Class A	3,013	245,168
		15,054,337
Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	3,584	204,754
Johnson Controls International PLC	106,986	4,419,592
Masco Corp.	7,438	291,867
Owens Corning	2,617	152,309
		5,068,522

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	1,047	$144,392
Emerson Electric Co.	15,598	1,040,698
Hubbell, Inc.	1,408	183,603
		1,368,693
Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,256	160,785
Gentex Corp.	6,893	169,637
Sensata Technologies Holding PLC (a)	4,125	202,125
		532,547
Engineering & Construction — 0.0%
AECOM (a)	2,887	109,273
Environmental Controls — 0.1%
Pentair PLC	4,351	161,857
Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,489	246,638
Stanley Black & Decker, Inc.	3,854	557,327
		803,965
Machinery – Diversified — 0.2%
Cummins, Inc.	3,990	683,647
Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	14,460	1,970,753
Oshkosh Corp.	1,769	147,694
		2,118,447
Machinery – Diversified — 0.5%
AGCO Corp.	1,850	143,504
Crane Co.	1,038	86,611
Deere & Co.	8,070	1,337,280
Dover Corp.	3,103	310,920
		1,878,315
Miscellaneous – Manufacturing — 0.5%
Eaton Corp. PLC	11,179	930,987
Parker-Hannifin Corp.	3,213	546,242
Textron, Inc.	4,998	265,094
		1,742,323
Packaging & Containers — 0.2%
Berry Global Group, Inc. (a)	3,023	158,980
Packaging Corp. of America	2,356	224,574
Sealed Air Corp.	3,990	170,692
Sonoco Products Co.	2,436	159,168
		713,414
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,093	245,641
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	3,493	294,634
J.B. Hunt Transport Services, Inc.	2,526	230,902
Kansas City Southern	2,066	251,680
Knight-Swift Transportation Holdings, Inc.	4,396	144,365
United Parcel Service, Inc. Class B	41,733	4,309,767
		5,231,348
		35,712,329
Technology — 10.9%
Computers — 3.9%
Apple, Inc.	38,074	7,535,606
Cognizant Technology Solutions Corp. Class A	14,470	917,253
Hewlett Packard Enterprise Co.	33,928	507,224
HP, Inc.	41,773	868,461
International Business Machines Corp.	23,476	3,237,340
Leidos Holdings, Inc.	3,674	293,369
NetApp, Inc.	5,585	344,594
		13,703,847
Office & Business Equipment — 0.0%
Xerox Corp.	4,231	149,820
Semiconductors — 4.2%
Applied Materials, Inc.	23,758	1,066,972
Broadcom, Inc.	5,000	1,439,300
Intel Corp.	118,487	5,671,973
Lam Research Corp.	3,509	659,131
ON Semiconductor Corp. (a)	10,425	210,689
Qorvo, Inc. (a)	3,203	213,352
QUALCOMM, Inc.	64,604	4,914,426
Skyworks Solutions, Inc.	4,405	340,374
Teradyne, Inc.	4,908	235,142
		14,751,359
Software — 2.8%
CDK Global, Inc.	2,932	144,958
Microsoft Corp.	32,804	4,394,424
Oracle Corp.	97,628	5,561,867
		10,101,249
		38,706,275
Utilities — 2.7%
Electric — 2.7%
AES Corp.	13,515	226,512
Ameren Corp.	6,126	460,124
American Electric Power Co., Inc.	12,036	1,059,288
DTE Energy Co.	4,547	581,470
Eversource Energy	7,434	563,200
OGE Energy Corp.	4,105	174,709
PG&E Corp. (a)	8,136	186,477
Pinnacle West Capital Corp.	2,878	270,791
Public Service Enterprise Group, Inc.	12,793	752,484
The Southern Co.	85,858	4,746,230
WEC Energy Group, Inc.	7,931	661,208
		9,682,493
TOTAL COMMON STOCK (Cost $325,887,456)		344,304,805

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.2%
Consumer, Non-cyclical — 0.4%
Health Care – Products — 0.4%
Becton Dickinson and Co. Convertible 6.125%	18,969	$1,174,371
Utilities — 0.8%
Electric — 0.8%
Sempra Energy Convertible 6.000%	24,493	2,730,724
Sempra Energy Convertible 6.750%	1,835	203,722
		2,934,446
TOTAL PREFERRED STOCK (Cost $3,767,171)		4,108,817
TOTAL EQUITIES (Cost $329,654,627)		348,413,622
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Herbalife Ltd. CVR (a) (b) (c)	7,000	-
TOTAL RIGHTS (Cost $0)		-
	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Electric — 0.2%
Pacific Gas & Electric Co.
4.000% 12/01/46	$210,000	190,575
3.950%12/01/47	392,000	353,780
		544,355
TOTAL CORPORATE DEBT (Cost $462,966)		544,355
TOTAL BONDS & NOTES (Cost $462,966)		544,355
	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
iShares Russell 1000 Value ETF	14,336	1,823,826
TOTAL MUTUAL FUNDS (Cost $1,787,348)		1,823,826
TOTAL LONG-TERM INVESTMENTS (Cost $331,904,941)		350,781,803
SHORT-TERM INVESTMENTS — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	103	103
TOTAL MUTUAL FUND (Cost $103)		103
	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$2,944,807	2,944,807

TOTAL SHORT-TERM INVESTMENTS (Cost $2,944,910)		2,944,910

TOTAL INVESTMENTS — 99.6% (Cost $334,849,851) (e)		353,726,713

Other Assets/(Liabilities) — 0.4%		1,411,251

NET ASSETS — 100.0%		$355,137,964

Abbreviation Legend

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Investment was valued using significant unobservable inputs.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $0 or 0.00% of net assets.

(d)	Maturity value of $2,945,114. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $3,009,735.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Basic Materials — 5.6%
Chemicals — 4.9%
Air Products & Chemicals, Inc.	21,475	$4,861,295
Dow, Inc. (a)	55,403	2,731,922
DuPont de Nemours, Inc.	143,475	10,770,668
Element Solutions, Inc. (a)	159,328	1,647,452
FMC Corp.	22,589	1,873,758
Linde PLC	56,513	11,347,810
LyondellBasell Industries NV Class A	20,825	1,793,657
The Mosaic Co.	76,841	1,923,330
Nutrien Ltd.	75,249	4,022,812
Mining — 0.7%
Barrick Gold Corp.	369,878	5,832,976
		46,805,680
Communications — 9.1%
Internet — 1.9%
Alphabet, Inc. Class A (a)	7,466	8,084,185
Booking Holdings, Inc. (a)	2,416	4,529,299
eBay, Inc.	96,604	3,815,858
		16,429,342
Media — 3.6%
Altice USA, Inc. Class A (a)	73,910	1,799,708
Comcast Corp. Class A	516,167	21,823,541
Fox Corp. Class A (a)	97,470	3,571,301
Liberty Global PLC Series C (a)	111,412	2,955,760
		30,150,310
Telecommunications — 3.6%
AT&T, Inc.	201,729	6,759,939
Cisco Systems, Inc.	168,447	9,219,104
Verizon Communications, Inc.	246,766	14,097,742
		30,076,785
		76,656,437
Consumer, Cyclical — 8.8%
Airlines — 1.2%
Delta Air Lines, Inc.	84,395	4,789,416
Southwest Airlines Co.	101,200	5,138,936
		9,928,352
Entertainment — 0.2%
SeaWorld Entertainment, Inc. (a)	46,340	1,436,540
Food Services — 0.4%
Aramark	98,971	3,568,894
Home Builders — 0.6%
Lennar Corp. Class A	62,709	3,038,878
Toll Brothers, Inc.	50,780	1,859,564
		4,898,442
Home Furnishing — 0.3%
Whirlpool Corp.	19,715	2,806,627
Leisure Time — 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	62,714	3,363,352
Royal Caribbean Cruises Ltd.	29,966	3,632,179
		6,995,531
Lodging — 1.4%
Las Vegas Sands Corp.	64,103	3,787,846
MGM Resorts International	123,489	3,528,081
Wyndham Destinations, Inc.	43,335	1,902,407
Wyndham Hotels & Resorts, Inc.	49,773	2,774,347
		11,992,681
Retail — 3.9%
Advance Auto Parts, Inc.	18,958	2,922,186
AutoZone, Inc. (a)	4,596	5,053,164
Dollar General Corp.	33,475	4,524,481
Lowe’s Cos., Inc.	122,862	12,398,005
Target Corp.	92,477	8,009,433
		32,907,269
		74,534,336
Consumer, Non-cyclical — 17.7%
Agriculture — 0.7%
Philip Morris International, Inc.	75,653	5,941,030
Beverages — 0.7%
Coca-Cola European Partners PLC (a)	103,080	5,824,020
Biotechnology — 0.8%
Biogen, Inc. (a)	13,133	3,071,415
Corteva, Inc. (a)	129,133	3,818,463
		6,889,878
Commercial Services — 0.5%
AMERCO	7,129	2,698,683
Nielsen Holdings PLC	84,534	1,910,468
		4,609,151
Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	92,102	10,098,984
Foods — 1.1%
Mondelez International, Inc. Class A	110,178	5,938,594
Tyson Foods, Inc. Class A	37,640	3,039,054
		8,977,648
Health Care – Products — 2.4%
Medtronic PLC	175,973	17,138,011
Zimmer Biomet Holdings, Inc.	24,065	2,833,413
		19,971,424
Health Care – Services — 3.4%
Anthem, Inc.	36,557	10,316,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	48,341	$4,921,597
UnitedHealth Group, Inc.	56,530	13,793,885
		29,032,233
Pharmaceuticals — 6.9%
Cigna Corp. (a)	53,578	8,441,214
CVS Health Corp.	205,623	11,204,397
Johnson & Johnson	133,667	18,617,140
McKesson Corp.	18,878	2,537,015
Merck & Co., Inc.	27,171	2,278,288
Novartis AG Sponsored ADR	25,736	2,349,954
Novo Nordisk A/S Sponsored ADR	29,819	1,521,962
Pfizer, Inc.	238,191	10,318,434
Sanofi ADR	25,778	1,115,414
		58,383,818
		149,728,186
Energy — 10.9%
Oil & Gas — 10.2%
BP PLC Sponsored ADR	217,034	9,050,318
Canadian Natural Resources Ltd.	86,949	2,345,015
Chevron Corp.	100,167	12,464,781
Cimarex Energy Co.	38,874	2,306,394
ConocoPhillips	86,138	5,254,418
EOG Resources, Inc.	81,991	7,638,282
Hess Corp.	62,029	3,943,184
Kosmos Energy Ltd.	468,096	2,934,962
Marathon Petroleum Corp.	39,625	2,214,245
Noble Energy, Inc.	196,780	4,407,872
Parsley Energy, Inc. Class A (a)	140,903	2,678,566
Phillips 66	100,254	9,377,759
Pioneer Natural Resources Co.	17,219	2,649,315
Royal Dutch Shell PLC Class A Sponsored ADR	112,297	7,307,166
Valero Energy Corp.	112,312	9,615,030
Vermilion Energy, Inc. (b)	86,870	1,887,685
		86,074,992
Oil & Gas Services — 0.7%
Apergy Corp. (a)	33,206	1,113,729
Schlumberger Ltd.	120,230	4,777,940
		5,891,669
		91,966,661
Financial — 24.3%
Banks — 10.1%
Bank of America Corp.	690,134	20,013,886
The Bank of New York Mellon Corp.	66,927	2,954,827
BB&T Corp.	53,111	2,609,344
Citigroup, Inc.	136,144	9,534,164
JP Morgan Chase & Co.	78,195	8,742,201
Northern Trust Corp.	60,838	5,475,420
State Street Corp.	78,499	4,400,654
SunTrust Banks, Inc.	41,633	2,616,634
US Bancorp	193,243	10,125,933
Wells Fargo & Co.	395,221	18,701,858
		85,174,921
Diversified Financial Services — 2.8%
American Express Co.	98,614	12,172,912
The Charles Schwab Corp.	31,313	1,258,470
Discover Financial Services	32,485	2,520,511
E*TRADE Financial Corp.	61,785	2,755,611
Navient Corp.	135,600	1,850,940
SLM Corp.	329,856	3,206,200
		23,764,644
Insurance — 8.7%
The Allstate Corp.	61,391	6,242,851
American International Group, Inc.	166,198	8,855,029
Aon PLC	24,443	4,717,010
Berkshire Hathaway, Inc. Class B (a)	108,218	23,068,831
Chubb Ltd.	110,836	16,325,035
Everest Re Group Ltd.	13,141	3,248,192
Fidelity National Financial, Inc.	55,609	2,241,043
The Travelers Cos., Inc.	31,258	4,673,696
Willis Towers Watson PLC	21,783	4,172,316
		73,544,003
Real Estate Investment Trusts (REITS) — 2.5%
Equity Residential	34,417	2,612,938
Essex Property Trust, Inc.	7,759	2,265,085
HCP, Inc.	206,199	6,594,244
Liberty Property Trust	69,718	3,488,689
MGM Growth Properties LLC Class A	100,561	3,082,195
SL Green Realty Corp.	33,255	2,672,704
		20,715,855
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	203,955	2,035,471
		205,234,894
Industrial — 11.5%
Aerospace & Defense — 3.2%
The Boeing Co.	11,254	4,096,569
General Dynamics Corp.	18,462	3,356,761
Spirit AeroSystems Holdings, Inc. Class A	39,321	3,199,550
United Technologies Corp.	126,592	16,482,278
		27,135,158
Building Materials — 1.9%
Cemex SAB de CV Sponsored ADR	274,025	1,161,866
CRH PLC Sponsored ADR	70,071	2,294,825
Johnson Controls International PLC	178,863	7,388,830
Owens Corning	92,673	5,393,569
		16,239,090
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	42,341	3,573,157

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	54,688	$7,908,432
Machinery – Diversified — 1.2%
Dover Corp.	41,979	4,206,296
Wabtec Corp.	81,936	5,879,727
		10,086,023
Miscellaneous – Manufacturing — 1.9%
Eaton Corp. PLC	64,519	5,373,142
General Electric Co.	1,027,164	10,785,222
		16,158,364
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	15,324	1,292,580
J.B. Hunt Transport Services, Inc.	2,564	234,375
Kansas City Southern	37,410	4,557,286
Union Pacific Corp.	40,775	6,895,460
United Parcel Service, Inc. Class B	30,152	3,113,797
		16,093,498
		97,193,722
Technology — 6.4%
Computers — 0.8%
DXC Technology Co.	29,349	1,618,597
International Business Machines Corp.	34,902	4,812,986
		6,431,583
Semiconductors — 3.1%
Broadcom, Inc.	13,201	3,800,040
Marvell Technology Group Ltd.	163,188	3,895,298
Microchip Technology, Inc.	32,486	2,816,536
NXP Semiconductor NV	44,747	4,367,755
QUALCOMM, Inc.	108,736	8,271,547
Texas Instruments, Inc.	30,322	3,479,753
		26,630,929
Software — 2.5%
Microsoft Corp.	49,304	6,604,764
Oracle Corp.	256,432	14,608,931
		21,213,695
		54,276,207
Utilities — 4.0%
Electric — 4.0%
Dominion Energy, Inc.	149,318	11,545,268
Edison International	44,574	3,004,733
Entergy Corp.	84,370	8,684,204
Exelon Corp.	224,732	10,773,652
		34,007,857
TOTAL COMMON STOCK (Cost $777,364,595)		830,403,980
TOTAL EQUITIES (Cost $777,364,595)		830,403,980
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	1,668,750	1,668,750
TOTAL MUTUAL FUNDS (Cost $1,668,750)		1,668,750
TOTAL LONG-TERM INVESTMENTS (Cost $779,033,345)		832,072,730

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$9,278,726	9,278,726
TOTAL SHORT-TERM INVESTMENTS (Cost $9,278,726)		9,278,726
TOTAL INVESTMENTS — 99.6% (Cost $788,312,071) (e)		841,351,456
Other Assets/(Liabilities) — 0.4%		3,397,777
NET ASSETS — 100.0%		$844,749,233

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,629,750 or 0.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $9,279,693. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $9,467,171.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	30,130	$6,820,528
Albemarle Corp.	14,094	992,359
Celanese Corp.	17,531	1,889,842
CF Industries Holdings, Inc.	29,833	1,393,499
Dow, Inc. (a)	102,738	5,066,011
DuPont de Nemours, Inc.	102,738	7,712,542
Eastman Chemical Co.	19,281	1,500,640
Ecolab, Inc.	34,536	6,818,788
FMC Corp.	18,014	1,494,261
International Flavors & Fragrances, Inc. (b)	13,782	1,999,630
Linde PLC	74,131	14,885,505
LyondellBasell Industries NV Class A	41,625	3,585,161
The Mosaic Co.	49,031	1,227,246
PPG Industries, Inc.	32,289	3,768,449
The Sherwin-Williams Co.	11,039	5,059,063
		64,213,524
Forest Products & Paper — 0.1%
International Paper Co.	54,012	2,339,800

Iron & Steel — 0.1%
Nucor Corp.	41,927	2,310,178

Mining — 0.2%
Freeport-McMoRan, Inc.	197,542	2,293,463
Newmont Goldcorp Corp.	111,684	4,296,483
		6,589,946
		75,453,448
Communications — 15.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	53,863	1,216,765
Omnicom Group, Inc.	29,792	2,441,455
		3,658,220
Internet — 9.2%
Alphabet, Inc. Class A (a)	40,898	44,284,354
Alphabet, Inc. Class C (a)	41,872	45,259,864
Amazon.com, Inc. (a)	56,501	106,991,989
Booking Holdings, Inc. (a)	5,916	11,090,784
eBay, Inc.	111,971	4,422,855
Expedia Group, Inc.	16,309	2,169,586
F5 Networks, Inc. (a)	8,200	1,194,166
Facebook, Inc. Class A (a)	328,240	63,350,320
Netflix, Inc. (a)	59,670	21,917,984
Symantec Corp.	83,342	1,813,522
TripAdvisor, Inc. (a)	13,671	632,831
Twitter, Inc. (a)	100,211	3,497,364
VeriSign, Inc. (a)	14,231	2,976,556
		309,602,175
Media — 2.4%
CBS Corp. Class B	47,490	2,369,751
Charter Communications, Inc. Class A (a)	23,490	9,282,778
Comcast Corp. Class A	618,642	26,156,184
Discovery, Inc. Class A (a)	21,827	670,089
Discovery, Inc. Class C (a)	48,839	1,389,469
DISH Network Corp. Class A (a)	32,013	1,229,619
Fox Corp. Class A (a)	48,276	1,768,833
Fox Corp. Class B (a)	22,068	806,144
News Corp. Class A	53,726	724,764
News Corp. Class B	16,975	236,971
Viacom, Inc. Class B	49,272	1,471,755
The Walt Disney Co.	238,652	33,325,365
		79,431,722
Telecommunications — 3.3%
Arista Networks, Inc. (a)	7,327	1,902,236
AT&T, Inc.	997,633	33,430,682
CenturyLink, Inc.	129,298	1,520,544
Cisco Systems, Inc.	584,866	32,009,716
Corning, Inc.	107,965	3,587,677
Juniper Networks, Inc.	46,497	1,238,215
Motorola Solutions, Inc.	22,625	3,772,266
Verizon Communications, Inc.	564,745	32,263,882
		109,725,218
		502,417,335
Consumer, Cyclical — 8.3%
Airlines — 0.4%
Alaska Air Group, Inc.	17,343	1,108,391
American Airlines Group, Inc.	54,268	1,769,680
Delta Air Lines, Inc.	81,294	4,613,435
Southwest Airlines Co.	66,094	3,356,253
United Continental Holdings, Inc. (a)	30,119	2,636,918
		13,484,677
Apparel — 0.7%
Capri Holdings Ltd. (a)	21,440	743,539
Hanesbrands, Inc.	50,541	870,316
NIKE, Inc. Class B	171,279	14,378,872
PVH Corp.	10,289	973,751
Ralph Lauren Corp.	7,203	818,189
Tapestry, Inc.	38,853	1,232,806
Under Armour, Inc. Class A (a)	26,011	659,379
Under Armour, Inc. Class C (a)	26,502	588,344
VF Corp.	44,113	3,853,270
		24,118,466

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co.	538,060	$5,504,354
General Motors Co.	179,883	6,930,892
PACCAR, Inc.	47,665	3,415,674
		15,850,920
Auto Parts & Equipment — 0.1%
Aptiv PLC	35,382	2,859,927
BorgWarner, Inc.	28,156	1,181,989
		4,041,916
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	27,230	2,035,170
Fastenal Co.	78,196	2,548,408
LKQ Corp. (a)	43,548	1,158,812
W.W. Grainger, Inc.	6,190	1,660,344
		7,402,734
Home Builders — 0.1%
D.R. Horton, Inc.	46,543	2,007,400
Lennar Corp. Class A	39,361	1,907,434
PulteGroup, Inc.	34,460	1,089,625
		5,004,459
Home Furnishing — 0.1%
Leggett & Platt, Inc.	18,382	705,317
Whirlpool Corp.	8,521	1,213,050
		1,918,367
Housewares — 0.0%
Newell Brands, Inc.	53,044	817,938
Leisure Time — 0.2%
Carnival Corp.	54,601	2,541,676
Harley-Davidson, Inc.	21,595	773,749
Norwegian Cruise Line Holdings Ltd. (a)	29,929	1,605,092
Royal Caribbean Cruises Ltd.	23,361	2,831,587
		7,752,104
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	39,756	3,885,751
Marriott International, Inc. Class A	37,748	5,295,667
MGM Resorts International	70,285	2,008,043
Wynn Resorts Ltd.	13,326	1,652,291
		12,841,752
Retail — 5.5%
Advance Auto Parts, Inc.	9,962	1,535,543
AutoZone, Inc. (a)	3,347	3,679,926
Best Buy Co., Inc.	32,106	2,238,751
CarMax, Inc. (a)	23,043	2,000,824
Chipotle Mexican Grill, Inc. (a)	3,372	2,471,271
Costco Wholesale Corp.	60,020	15,860,885
Darden Restaurants, Inc.	16,748	2,038,734
Dollar General Corp.	35,310	4,772,500
Dollar Tree, Inc. (a)	32,219	3,459,998
Foot Locker, Inc.	15,254	639,448
The Gap, Inc.	28,107	505,083
Genuine Parts Co.	19,865	2,057,617
The Home Depot, Inc.	150,324	31,262,882
Kohl’s Corp.	22,712	1,079,956
L Brands, Inc.	31,131	812,519
Lowe’s Cos., Inc.	106,946	10,791,921
Macy’s, Inc.	41,024	880,375
McDonald’s Corp.	104,306	21,660,184
Nordstrom, Inc.	14,650	466,749
O’Reilly Automotive, Inc. (a)	10,691	3,948,400
Ross Stores, Inc.	50,180	4,973,842
Starbucks Corp.	165,415	13,866,739
Target Corp.	70,023	6,064,692
Tiffany & Co.	14,893	1,394,581
The TJX Cos., Inc.	165,641	8,759,096
Tractor Supply Co.	16,340	1,777,792
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,558	2,621,795
Walgreens Boots Alliance, Inc.	106,160	5,803,767
Walmart, Inc.	191,139	21,118,948
Yum! Brands, Inc.	41,638	4,608,077
		183,152,895
Textiles — 0.0%
Mohawk Industries, Inc. (a)	8,519	1,256,297
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	15,956	1,686,230
		279,328,755
Consumer, Non-cyclical — 22.0%
Agriculture — 0.9%
Altria Group, Inc.	254,986	12,073,587
Archer-Daniels-Midland Co.	76,198	3,108,878
Philip Morris International, Inc.	212,535	16,690,374
		31,872,839
Beverages — 1.9%
Brown-Forman Corp. Class B	22,886	1,268,571
The Coca-Cola Co.	524,867	26,726,228
Constellation Brands, Inc. Class A	22,665	4,463,645
Molson Coors Brewing Co. Class B	25,971	1,454,376
Monster Beverage Corp. (a)	53,012	3,383,756
PepsiCo, Inc.	191,617	25,126,737
		62,423,313
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	30,758	4,028,683
Amgen, Inc.	83,383	15,365,819
Biogen, Inc. (a)	26,497	6,196,853
Celgene Corp. (a)	96,641	8,933,494
Corteva, Inc. (a)	102,738	3,037,963
Gilead Sciences, Inc.	173,302	11,708,283
Illumina, Inc. (a)	20,172	7,426,322

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a)	24,456	$2,077,782
Regeneron Pharmaceuticals, Inc. (a)	10,705	3,350,665
Vertex Pharmaceuticals, Inc. (a)	35,053	6,428,019
		68,553,883
Commercial Services — 2.1%
Automatic Data Processing, Inc.	59,386	9,818,287
Cintas Corp.	11,431	2,712,462
Equifax, Inc.	16,353	2,211,580
FleetCor Technologies, Inc. (a)	11,729	3,294,090
Gartner, Inc. (a)	12,334	1,985,034
Global Payments, Inc.	21,654	3,467,455
H&R Block, Inc.	27,085	793,591
IHS Markit Ltd. (a)	49,840	3,175,805
MarketAxess Holdings, Inc.	5,150	1,655,313
Moody’s Corp.	22,599	4,413,811
Nielsen Holdings PLC	48,463	1,095,264
PayPal Holdings, Inc. (a)	160,584	18,380,445
Quanta Services, Inc.	18,985	725,037
Robert Half International, Inc.	16,444	937,472
Rollins, Inc.	20,044	718,978
S&P Global, Inc.	33,651	7,665,361
Total System Services, Inc.	22,524	2,889,153
United Rentals, Inc. (a)	10,764	1,427,629
Verisk Analytics, Inc.	22,403	3,281,143
		70,647,910
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	116,898	8,378,080
Coty, Inc. Class A	41,069	550,324
The Estee Lauder Cos., Inc. Class A	29,807	5,457,960
The Procter & Gamble Co.	342,788	37,586,704
		51,973,068
Foods — 1.3%
Campbell Soup Co.	27,061	1,084,334
Conagra Brands, Inc.	65,908	1,747,880
General Mills, Inc.	82,303	4,322,554
The Hershey Co.	19,033	2,550,993
Hormel Foods Corp. (b)	37,939	1,538,047
The J.M. Smucker Co.	15,796	1,819,541
Kellogg Co.	33,593	1,799,577
The Kraft Heinz Co.	84,417	2,620,304
The Kroger Co.	111,005	2,409,918
Lamb Weston Holdings, Inc.	19,941	1,263,462
McCormick & Co., Inc.	16,568	2,568,206
Mondelez International, Inc. Class A	196,347	10,583,103
Sysco Corp.	64,833	4,584,990
Tyson Foods, Inc. Class A	40,564	3,275,137
		42,168,046
Health Care – Products — 4.1%
Abbott Laboratories	241,266	20,290,471
ABIOMED, Inc. (a)	6,110	1,591,594
Align Technology, Inc. (a)	9,945	2,721,947
Baxter International, Inc.	65,239	5,343,074
Becton Dickinson and Co.	36,787	9,270,692
Boston Scientific Corp. (a)	189,489	8,144,237
The Cooper Cos., Inc.	6,815	2,295,905
Danaher Corp.	85,894	12,275,970
DENTSPLY SIRONA, Inc.	31,976	1,866,119
Edwards Lifesciences Corp. (a)	28,379	5,242,736
Henry Schein, Inc. (a)	20,689	1,446,161
Hologic, Inc. (a)	36,512	1,753,306
IDEXX Laboratories, Inc. (a)	11,785	3,244,764
Intuitive Surgical, Inc. (a)	15,790	8,282,645
Medtronic PLC	183,338	17,855,288
ResMed, Inc.	19,375	2,364,331
Stryker Corp.	42,182	8,671,776
Teleflex, Inc.	6,244	2,067,701
Thermo Fisher Scientific, Inc.	54,647	16,048,731
Varian Medical Systems, Inc. (a)	12,204	1,661,331
Zimmer Biomet Holdings, Inc.	28,203	3,320,621
		135,759,400
Health Care – Services — 2.0%
Anthem, Inc.	35,113	9,909,240
Centene Corp. (a)	56,810	2,979,116
DaVita, Inc. (a)	17,302	973,411
HCA Healthcare, Inc.	36,440	4,925,595
Humana, Inc.	18,356	4,869,847
IQVIA Holdings, Inc. (a)	21,458	3,452,592
Laboratory Corp. of America Holdings (a)	13,477	2,330,173
Quest Diagnostics, Inc.	18,387	1,871,981
UnitedHealth Group, Inc.	129,834	31,680,794
Universal Health Services, Inc. Class B	11,137	1,452,153
WellCare Health Plans, Inc. (a)	6,894	1,965,273
		66,410,175
Household Products & Wares — 0.4%
Avery Dennison Corp.	11,674	1,350,448
Church & Dwight Co., Inc.	34,002	2,484,186
The Clorox Co.	17,399	2,663,961
Kimberly-Clark Corp.	47,005	6,264,827
		12,763,422
Pharmaceuticals — 5.8%
AbbVie, Inc.	201,563	14,657,661
Allergan PLC	42,059	7,041,938
AmerisourceBergen Corp.	21,261	1,812,713
Bristol-Myers Squibb Co.	223,236	10,123,753
Cardinal Health, Inc.	40,904	1,926,578
Cigna Corp. (a)	51,923	8,180,469
CVS Health Corp.	177,225	9,656,990
Eli Lilly & Co.	118,028	13,076,322
Johnson & Johnson	362,832	50,535,241
McKesson Corp.	25,995	3,493,468

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	351,945	$29,510,588
Mylan NV (a)	69,946	1,331,772
Nektar Therapeutics (a)	23,472	835,134
Perrigo Co. PLC	17,140	816,207
Pfizer, Inc.	758,908	32,875,895
Zoetis, Inc.	65,223	7,402,158
		193,276,887
		735,848,943
Energy — 5.0%
Oil & Gas — 4.2%
Anadarko Petroleum Corp.	68,152	4,808,805
Apache Corp.	51,782	1,500,125
Cabot Oil & Gas Corp.	57,733	1,325,550
Chevron Corp.	260,282	32,389,492
Cimarex Energy Co.	13,905	824,984
Concho Resources, Inc.	27,207	2,807,218
ConocoPhillips	153,958	9,391,438
Devon Energy Corp.	56,749	1,618,481
Diamondback Energy, Inc.	20,907	2,278,236
EOG Resources, Inc.	79,414	7,398,208
Exxon Mobil Corp.	578,128	44,301,949
Helmerich & Payne, Inc.	15,283	773,625
Hess Corp.	35,305	2,244,339
HollyFrontier Corp.	22,036	1,019,826
Marathon Oil Corp.	111,750	1,587,967
Marathon Petroleum Corp.	90,536	5,059,152
Noble Energy, Inc.	65,473	1,466,595
Occidental Petroleum Corp.	102,697	5,163,605
Phillips 66	56,794	5,312,511
Pioneer Natural Resources Co.	23,085	3,551,858
Valero Energy Corp.	56,939	4,874,548
		139,698,512
Oil & Gas Services — 0.4%
Baker Hughes a GE Co.	69,328	1,707,549
Halliburton Co.	119,452	2,716,338
National Oilwell Varco, Inc.	51,707	1,149,447
Schlumberger Ltd.	189,565	7,533,313
TechnipFMC PLC	58,629	1,520,836
		14,627,483
Pipelines — 0.4%
Kinder Morgan, Inc.	266,190	5,558,047
ONEOK, Inc.	56,829	3,910,404
The Williams Cos., Inc.	164,046	4,599,850
		14,068,301
		168,394,296
Financial — 17.9%
Banks — 6.3%
Bank of America Corp.	1,207,968	35,031,072
The Bank of New York Mellon Corp.	120,295	5,311,024
BB&T Corp.	104,443	5,131,285
Citigroup, Inc.	315,895	22,122,127
Citizens Financial Group, Inc.	62,562	2,212,192
Comerica, Inc.	20,991	1,524,786
Fifth Third Bancorp	99,261	2,769,382
First Republic Bank	22,167	2,164,608
The Goldman Sachs Group, Inc.	46,374	9,488,120
Huntington Bancshares, Inc.	144,792	2,001,026
JP Morgan Chase & Co.	443,210	49,550,878
KeyCorp	138,139	2,451,967
M&T Bank Corp.	18,765	3,191,364
Morgan Stanley	174,508	7,645,196
Northern Trust Corp.	29,638	2,667,420
The PNC Financial Services Group, Inc.	61,596	8,455,899
Regions Financial Corp.	136,396	2,037,756
State Street Corp.	51,422	2,882,717
SunTrust Banks, Inc.	60,327	3,791,552
SVB Financial Group (a)	7,186	1,613,904
US Bancorp	204,996	10,741,790
Wells Fargo & Co.	552,675	26,152,581
Zions Bancorp NA	25,043	1,151,477
		210,090,123
Diversified Financial Services — 4.3%
Affiliated Managers Group, Inc.	7,129	656,866
Alliance Data Systems Corp.	6,088	853,111
American Express Co.	93,558	11,548,800
Ameriprise Financial, Inc.	18,145	2,633,928
BlackRock, Inc.	16,266	7,633,634
Capital One Financial Corp.	64,448	5,848,012
Cboe Global Markets, Inc.	15,094	1,564,191
The Charles Schwab Corp.	161,607	6,494,985
CME Group, Inc.	48,969	9,505,373
Discover Financial Services	43,952	3,410,236
E*TRADE Financial Corp.	33,145	1,478,267
Franklin Resources, Inc.	40,576	1,412,045
Intercontinental Exchange, Inc.	77,343	6,646,857
Invesco Ltd.	54,681	1,118,773
Jefferies Financial Group, Inc.	36,118	694,549
Mastercard, Inc. Class A	122,836	32,493,807
Nasdaq, Inc.	15,683	1,508,234
Raymond James Financial, Inc.	17,393	1,470,578
Synchrony Financial	86,593	3,002,179
T. Rowe Price Group, Inc.	32,379	3,552,300
Visa, Inc. Class A	237,659	41,245,720
The Western Union Co.	57,534	1,144,351
		145,916,796
Insurance — 4.2%
Aflac, Inc.	102,241	5,603,829
The Allstate Corp.	45,548	4,631,776
American International Group, Inc.	118,507	6,314,053
Aon PLC	32,754	6,320,867

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co.	25,393	$2,224,173
Assurant, Inc.	8,449	898,805
Berkshire Hathaway, Inc. Class B (a)	264,758	56,438,463
Chubb Ltd.	62,611	9,221,974
Cincinnati Financial Corp.	20,847	2,161,209
Everest Re Group Ltd.	5,432	1,342,682
The Hartford Financial Services Group, Inc.	49,806	2,775,190
Lincoln National Corp.	27,454	1,769,410
Loews Corp.	36,287	1,983,810
Marsh & McLennan Cos., Inc.	69,960	6,978,510
MetLife, Inc.	129,714	6,442,894
Principal Financial Group, Inc.	34,827	2,017,180
The Progressive Corp.	80,068	6,399,835
Prudential Financial, Inc.	55,500	5,605,500
Torchmark Corp.	14,027	1,254,855
The Travelers Cos., Inc.	35,624	5,326,501
Unum Group	29,144	977,781
Willis Towers Watson PLC	17,770	3,403,666
		140,092,963
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	43,081	2,210,055
Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	15,321	2,161,640
American Tower Corp.	60,225	12,313,001
Apartment Investment & Management Co. Class A	20,938	1,049,413
AvalonBay Communities, Inc.	19,134	3,887,646
Boston Properties, Inc.	21,027	2,712,483
Crown Castle International Corp.	56,851	7,410,528
Digital Realty Trust, Inc.	28,558	3,363,847
Duke Realty Corp.	49,706	1,571,207
Equinix, Inc.	11,509	5,803,874
Equity Residential	50,120	3,805,110
Essex Property Trust, Inc.	8,976	2,620,364
Extra Space Storage, Inc.	17,555	1,862,585
Federal Realty Investment Trust	10,208	1,314,382
HCP, Inc.	65,243	2,086,471
Host Hotels & Resorts, Inc.	100,600	1,832,932
Iron Mountain, Inc.	39,425	1,234,002
Kimco Realty Corp.	59,104	1,092,242
The Macerich Co.	14,015	469,362
Mid-America Apartment Communities, Inc.	15,834	1,864,612
Prologis, Inc.	86,382	6,919,198
Public Storage	20,374	4,852,476
Realty Income Corp.	42,869	2,956,675
Regency Centers Corp.	22,404	1,495,243
SBA Communications Corp. (a)	15,571	3,500,984
Simon Property Group, Inc.	42,372	6,769,351
SL Green Realty Corp.	11,724	942,258
UDR, Inc.	39,119	1,756,052
Ventas, Inc.	50,417	3,446,002
Vornado Realty Trust	23,322	1,494,940
Welltower, Inc.	55,233	4,503,146
Weyerhaeuser Co.	100,729	2,653,202
		99,745,228
Savings & Loans — 0.0%
People’s United Financial, Inc.	53,735	901,673
		598,956,838
Industrial — 9.3%
Aerospace & Defense — 2.5%
Arconic, Inc.	55,110	1,422,940
The Boeing Co.	71,506	26,028,899
General Dynamics Corp.	36,978	6,723,340
L3 Harris Technologies, Inc.	16,087	3,042,535
L3 Technologies, Inc.	10,966	2,688,534
Lockheed Martin Corp.	33,552	12,197,494
Northrop Grumman Corp.	23,184	7,490,982
Raytheon Co.	38,186	6,639,782
TransDigm Group, Inc. (a)	6,624	3,204,691
United Technologies Corp.	110,726	14,416,525
		83,855,722
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	19,156	1,094,382
Johnson Controls International PLC	108,766	4,493,123
Martin Marietta Materials, Inc.	8,470	1,949,032
Masco Corp.	40,048	1,571,484
Vulcan Materials Co.	17,895	2,457,162
		11,565,183
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	31,466	2,858,371
Emerson Electric Co.	83,958	5,601,678
		8,460,049
Electronics — 1.3%
Agilent Technologies, Inc.	43,312	3,234,107
Allegion PLC	12,638	1,397,131
Amphenol Corp. Class A	40,972	3,930,854
FLIR Systems, Inc.	17,985	972,988
Fortive Corp.	40,613	3,310,772
Garmin Ltd.	16,526	1,318,775
Honeywell International, Inc.	99,495	17,370,832
Keysight Technologies, Inc. (a)	25,519	2,291,861
Mettler-Toledo International, Inc. (a)	3,346	2,810,640
PerkinElmer, Inc.	15,437	1,487,201
TE Connectivity Ltd.	45,741	4,381,073
Waters Corp. (a)	9,454	2,034,879
		44,541,113

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	15,935	$1,344,755

Environmental Controls — 0.3%
Pentair PLC	21,217	789,272
Republic Services, Inc.	29,382	2,545,657
Waste Management, Inc.	53,222	6,140,222
		9,475,151
Hand & Machine Tools — 0.1%
Snap-on, Inc.	7,543	1,249,422
Stanley Black & Decker, Inc.	20,660	2,987,643
		4,237,065
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	78,085	10,642,205
Machinery – Diversified — 0.8%
Cummins, Inc.	19,999	3,426,629
Deere & Co.	43,226	7,162,980
Dover Corp.	20,109	2,014,922
Flowserve Corp.	18,363	967,546
Rockwell Automation, Inc.	16,285	2,667,971
Roper Technologies, Inc.	14,214	5,206,020
Wabtec Corp.	22,460	1,611,730
Xylem, Inc.	24,284	2,031,114
		25,088,912
Miscellaneous – Manufacturing — 1.4%
3M Co.	78,627	13,629,204
A.O. Smith Corp.	19,142	902,737
Eaton Corp. PLC	57,851	4,817,831
General Electric Co.	1,189,751	12,492,385
Illinois Tool Works, Inc.	40,684	6,135,554
Ingersoll-Rand PLC	32,807	4,155,663
Parker-Hannifin Corp.	17,510	2,976,875
Textron, Inc.	31,322	1,661,319
		46,771,568
Packaging & Containers — 0.3%
Amcor PLC (a)	221,819	2,548,700
Ball Corp.	45,981	3,218,210
Packaging Corp. of America	13,230	1,261,084
Sealed Air Corp.	20,960	896,669
WestRock Co.	34,662	1,264,123
		9,188,786
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,644	1,268,433

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	18,793	1,585,190
CSX Corp.	104,869	8,113,714
Expeditors International of Washington, Inc.	23,526	1,784,682
FedEx Corp.	32,894	5,400,866
J.B. Hunt Transport Services, Inc.	12,026	1,099,297
Kansas City Southern	13,773	1,677,827
Norfolk Southern Corp.	36,152	7,206,178
Union Pacific Corp.	96,771	16,364,944
United Parcel Service, Inc. Class B	95,046	9,815,400
		53,048,098
		309,487,040
Technology — 16.7%
Computers — 5.2%
Accenture PLC Class A	87,080	16,089,772
Apple, Inc.	597,260	118,209,699
Cognizant Technology Solutions Corp. Class A	77,479	4,911,394
DXC Technology Co.	36,673	2,022,516
Fortinet, Inc. (a)	19,619	1,507,328
Hewlett Packard Enterprise Co.	182,913	2,734,549
HP, Inc.	206,699	4,297,272
International Business Machines Corp.	121,122	16,702,724
NetApp, Inc.	33,392	2,060,286
Seagate Technology PLC	34,153	1,609,289
Western Digital Corp.	39,372	1,872,139
		172,016,968
Office & Business Equipment — 0.0%
Xerox Corp.	26,321	932,026
Semiconductors — 3.8%
Advanced Micro Devices, Inc. (a)	121,583	3,692,476
Analog Devices, Inc.	50,412	5,690,002
Applied Materials, Inc.	128,074	5,751,803
Broadcom, Inc.	54,119	15,578,695
Intel Corp.	611,914	29,292,323
IPG Photonics Corp. (a)	4,839	746,416
KLA-Tencor Corp.	22,430	2,651,226
Lam Research Corp.	20,552	3,860,488
Maxim Integrated Products, Inc.	36,691	2,194,856
Microchip Technology, Inc.	32,132	2,785,844
Micron Technology, Inc. (a)	151,377	5,841,638
NVIDIA Corp.	83,260	13,673,790
Qorvo, Inc. (a)	15,847	1,055,569
QUALCOMM, Inc.	165,798	12,612,254
Skyworks Solutions, Inc.	23,861	1,843,740
Texas Instruments, Inc.	128,145	14,705,920
Xilinx, Inc.	34,410	4,057,627
		126,034,667
Software — 7.7%
Activision Blizzard, Inc.	105,048	4,958,266
Adobe, Inc. (a)	66,634	19,633,708
Akamai Technologies, Inc. (a)	22,039	1,766,205
ANSYS, Inc. (a)	11,397	2,334,334
Autodesk, Inc. (a)	30,112	4,905,245
Broadridge Financial Solutions, Inc.	16,008	2,043,901

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	38,007	$2,691,276
Cerner Corp.	44,820	3,285,306
Citrix Systems, Inc.	16,798	1,648,556
Electronic Arts, Inc. (a)	40,537	4,104,777
Fidelity National Information Services, Inc.	44,376	5,444,048
Fiserv, Inc. (a)	53,924	4,915,712
Intuit, Inc.	35,471	9,269,636
Jack Henry & Associates, Inc.	10,518	1,408,571
Microsoft Corp.	1,046,921	140,245,537
MSCI, Inc.	11,571	2,763,039
Oracle Corp.	331,584	18,890,340
Paychex, Inc.	43,590	3,587,021
Red Hat, Inc. (a)	24,348	4,571,580
salesforce.com, Inc. (a)	106,096	16,097,946
Synopsys, Inc. (a)	20,738	2,668,773
Take-Two Interactive Software, Inc. (a)	15,505	1,760,283
		258,994,060
		557,977,721
Utilities — 3.3%
Electric — 3.1%
AES Corp.	91,508	1,533,674
Alliant Energy Corp.	32,468	1,593,529
Ameren Corp.	33,225	2,495,530
American Electric Power Co., Inc.	67,797	5,966,814
CenterPoint Energy, Inc.	68,062	1,948,615
CMS Energy Corp.	38,199	2,212,104
Consolidated Edison, Inc.	44,907	3,937,446
Dominion Energy, Inc.	110,159	8,517,494
DTE Energy Co.	25,254	3,229,481
Duke Energy Corp.	99,481	8,778,203
Edison International	44,390	2,992,330
Entergy Corp.	26,031	2,679,371
Evergy, Inc.	33,497	2,014,845
Eversource Energy	44,073	3,338,970
Exelon Corp.	132,801	6,366,480
FirstEnergy Corp.	68,949	2,951,707
NextEra Energy, Inc.	65,348	13,387,191
NRG Energy, Inc.	36,334	1,276,050
Pinnacle West Capital Corp.	15,088	1,419,630
PPL Corp.	97,668	3,028,685
Public Service Enterprise Group, Inc.	68,630	4,036,817
Sempra Energy	37,656	5,175,441
The Southern Co.	142,636	7,884,918
WEC Energy Group, Inc.	42,947	3,580,491
Xcel Energy, Inc.	69,852	4,155,495
		104,501,311
Gas — 0.1%
Atmos Energy Corp.	15,869	1,675,132
NiSource, Inc.	51,740	1,490,112
		3,165,244
Water — 0.1%
American Water Works Co., Inc.	24,672	2,861,952
		110,528,507
TOTAL COMMON STOCK (Cost $1,952,545,632)		3,338,392,883
TOTAL EQUITIES (Cost $1,952,545,632)		3,338,392,883
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	2,206,495	2,206,495
TOTAL MUTUAL FUNDS (Cost $2,206,495)		2,206,495
TOTAL LONG-TERM INVESTMENTS (Cost $1,954,752,127)		3,340,599,378

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$28,616,784	28,616,784

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 7/18/19 (e)	5,885,000	5,879,300

TOTAL SHORT-TERM INVESTMENTS (Cost $34,494,268)		34,496,084
TOTAL INVESTMENTS — 100.9% (Cost $1,989,246,395) (f)		3,375,095,462
Other Assets/(Liabilities) — (0.9)%		(29,800,947)
NET ASSETS — 100.0%		$3,345,294,515

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $2,157,701 or 0.06% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Maturity value of $28,619,765. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $29,190,869.

(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/20/19	243	$35,580,533	$191,497

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.7%
Basic Materials — 3.9%
Chemicals — 3.9%
CF Industries Holdings, Inc.	42,500	$1,985,176
Dow, Inc. (a)	51,666	2,547,650
DuPont de Nemours, Inc.	53,833	4,041,243
Linde PLC	87,332	17,536,266
		26,110,335
Communications — 3.0%
Media — 1.4%
Comcast Corp. Class A	100,000	4,228,000
Fox Corp. Class B (a)	115,500	4,219,215
The Walt Disney Co.	4,200	586,488
		9,033,703
Telecommunications — 1.6%
Cisco Systems, Inc.	93,117	5,096,294
Verizon Communications, Inc.	96,500	5,513,045
		10,609,339
		19,643,042
Consumer, Cyclical — 11.6%
Apparel — 3.1%
NIKE, Inc. Class B	247,032	20,738,336
Lodging — 0.4%
Las Vegas Sands Corp.	48,500	2,865,865
Retail — 8.1%
Costco Wholesale Corp.	39,798	10,517,020
McDonald’s Corp.	115,229	23,928,454
The TJX Cos., Inc.	311,272	16,460,063
Walmart, Inc.	21,500	2,375,535
		53,281,072
		76,885,273
Consumer, Non-cyclical — 31.4%
Agriculture — 0.5%
Philip Morris International, Inc.	38,350	3,011,625
Beverages — 9.5%
The Coca-Cola Co.	456,579	23,249,002
Diageo PLC	466,226	20,077,677
PepsiCo, Inc.	149,344	19,583,479
		62,910,158
Biotechnology — 0.8%
Corteva, Inc. (a)	53,833	1,591,842
Gilead Sciences, Inc.	50,500	3,411,780
		5,003,622
Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	258,112	18,498,887
Foods — 0.7%
Tyson Foods, Inc. Class A	57,500	4,642,550
Health Care – Products — 8.2%
Baxter International, Inc.	171,362	14,034,548
Becton Dickinson and Co.	12,650	3,187,926
Danaher Corp.	98,253	14,042,319
Medtronic PLC	236,835	23,065,361
		54,330,154
Health Care – Services — 4.4%
Anthem, Inc.	21,750	6,138,068
UnitedHealth Group, Inc.	94,812	23,135,076
		29,273,144
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	44,050	5,870,984
Pharmaceuticals — 3.6%
CVS Health Corp.	70,500	3,841,545
Johnson & Johnson	141,470	19,703,942
		23,545,487
		207,086,611
Energy — 3.1%
Oil & Gas — 2.5%
Hess Corp.	44,300	2,816,151
Occidental Petroleum Corp.	90,500	4,550,340
Total SA	159,000	8,896,225
		16,262,716
Pipelines — 0.6%
TC Energy Corp.	85,500	4,233,960
		20,496,676
Financial — 24.1%
Banks — 7.0%
Fifth Third Bancorp	129,500	3,613,050
JP Morgan Chase & Co.	62,550	6,993,090
Morgan Stanley	143,000	6,264,830
The PNC Financial Services Group, Inc.	123,719	16,984,144
State Street Corp.	70,100	3,929,806
Wells Fargo & Co.	171,600	8,120,112
		45,905,032
Diversified Financial Services — 3.9%
American Express Co.	113,220	13,975,877
Visa, Inc. Class A	67,852	11,775,714
		25,751,591
Insurance — 7.6%
American International Group, Inc.	101,600	5,413,248
Chubb Ltd.	183,659	27,051,134
Marsh & McLennan Cos., Inc.	145,557	14,519,311

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	63,700	$3,163,979
		50,147,672
Real Estate Investment Trusts (REITS) — 5.6%
American Tower Corp.	76,567	15,654,123
Public Storage	78,292	18,646,806
SL Green Realty Corp.	35,400	2,845,098
		37,146,027
		158,950,322
Industrial — 11.8%
Aerospace & Defense — 5.9%
The Boeing Co.	17,700	6,442,977
General Dynamics Corp.	86,224	15,677,248
L3 Harris Technologies, Inc.	33,900	6,411,507
Lockheed Martin Corp.	29,473	10,714,614
		39,246,346
Building Materials — 0.9%
Johnson Controls International PLC	139,300	5,754,483
Transportation — 5.0%
Canadian National Railway Co.	151,828	14,051,814
Union Pacific Corp.	90,595	15,320,521
United Parcel Service, Inc. Class B	36,500	3,769,355
		33,141,690
		78,142,519
Technology — 6.7%
Computers — 1.8%
Accenture PLC Class A	63,421	11,718,298
Semiconductors — 1.1%
QUALCOMM, Inc.	96,800	7,363,576
Software — 3.8%
Microsoft Corp.	187,020	25,053,199
		44,135,073
Utilities — 1.1%
Electric — 1.1%
PG&E Corp. (a)	12,190	279,395
The Southern Co.	130,000	7,186,400
		7,465,795

TOTAL COMMON STOCK
(Cost $534,957,745)		638,915,646

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	28,422	1,759,606

Utilities — 0.6%
Electric — 0.6%
Sempra Energy Convertible 6.000%	36,700	4,091,683
Sempra Energy Convertible 6.750%	2,750	305,305
		4,396,988

TOTAL PREFERRED STOCK
(Cost $5,371,231)		6,156,594

TOTAL EQUITIES
(Cost $540,328,976)		645,072,240

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electric — 0.1%
Pacific Gas & Electric Co. 3.950% 12/01/47	$507,000	457,568
4.000%12/01/46	280,000	254,100
		711,668

TOTAL CORPORATE DEBT
(Cost $604,784)		711,668

TOTAL BONDS & NOTES
(Cost $604,784)		711,668

TOTAL LONG-TERM INVESTMENTS
(Cost $540,933,760)		645,783,908

	Number of Shares
SHORT-TERM INVESTMENTS — 2.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,038	1,038

TOTAL MUTUAL FUND
(Cost $1,038)		1,038

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (b)	$13,637,134	13,637,134

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,638,172)		13,638,172

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.8%
(Cost $554,571,932) (c)	$659,422,080
Other Assets/(Liabilities) — 0.2%	992,612

NET ASSETS — 100.0%	$660,414,692

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Maturity value of $13,638,555. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $13,913,024.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 1.6%
Chemicals — 1.6%
The Sherwin-Williams Co.	4,880	$2,236,455
Communications — 20.8%
Internet — 16.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	5,287	895,882
Alphabet, Inc. Class C (a)	5,588	6,040,125
Amazon.com, Inc. (a)	5,007	9,481,405
Facebook, Inc. Class A (a)	21,335	4,117,655
Palo Alto Networks, Inc. (a)	5,155	1,050,383
VeriSign, Inc. (a)	6,017	1,258,516
		22,843,966
Media — 2.8%
Comcast Corp. Class A	49,596	2,096,919
The Walt Disney Co.	13,015	1,817,415
		3,914,334
Telecommunications — 1.7%
Cisco Systems, Inc.	31,208	1,708,014
Verizon Communications, Inc.	11,496	656,766
		2,364,780
		29,123,080
Consumer, Cyclical — 7.6%
Apparel — 1.3%
NIKE, Inc. Class B	21,063	1,768,239
Retail — 6.3%
AutoZone, Inc. (a)	1,223	1,344,652
The Home Depot, Inc.	13,697	2,848,565
McDonald’s Corp.	8,417	1,747,874
O’Reilly Automotive, Inc. (a)	2,638	974,266
Ross Stores, Inc.	12,126	1,201,929
The TJX Cos., Inc.	14,099	745,555
		8,862,841
		10,631,080
Consumer, Non-cyclical — 23.6%
Beverages — 2.1%
Constellation Brands, Inc. Class A	3,566	702,288
Monster Beverage Corp. (a)	35,360	2,257,029
		2,959,317
Commercial Services — 11.6%
Experian PLC	44,148	1,340,226
FleetCor Technologies, Inc. (a)	7,862	2,208,043
Gartner, Inc. (a)	7,629	1,227,811
Global Payments, Inc.	13,808	2,211,075
IHS Markit Ltd. (a)	30,670	1,954,292
PayPal Holdings, Inc. (a)	25,672	2,938,417
S&P Global, Inc.	11,073	2,522,319
Worldpay, Inc. Class A (a)	15,358	1,882,123
		16,284,306
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	10,374	1,137,509
Health Care – Products — 6.3%
Baxter International, Inc.	20,234	1,657,165
Danaher Corp.	12,163	1,738,336
Edwards Lifesciences Corp. (a)	9,123	1,685,383
Teleflex, Inc.	5,490	1,818,013
Thermo Fisher Scientific, Inc.	6,605	1,939,756
		8,838,653
Health Care – Services — 2.2%
Anthem, Inc.	4,065	1,147,184
ICON PLC (a)	12,435	1,914,617
		3,061,801
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc. (a)	25,440	859,872
		33,141,458
Financial — 11.3%
Diversified Financial Services — 9.7%
American Express Co.	20,038	2,473,491
Intercontinental Exchange, Inc.	22,420	1,926,775
Mastercard, Inc. Class A	14,847	3,927,477
TD Ameritrade Holding Corp.	6,488	323,881
Visa, Inc. Class A	28,583	4,960,579
		13,612,203
Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp.	11,028	2,254,675
		15,866,878
Industrial — 8.2%
Aerospace & Defense — 4.2%
Aerojet Rocketdyne Holdings, Inc. (a)	31,425	1,406,897
The Boeing Co.	3,168	1,153,184
Lockheed Martin Corp.	6,769	2,460,802
Northrop Grumman Corp.	2,737	884,352
		5,905,235

Electronics — 1.2%
Agilent Technologies, Inc.	6,289	469,600
Fortive Corp.	14,435	1,176,741
		1,646,341
Machinery – Diversified — 1.5%
Roper Technologies, Inc.	5,796	2,122,843
Transportation — 1.3%
Union Pacific Corp.	10,370	1,753,671
		11,428,090

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 25.6%
Computers — 6.1%
Apple, Inc.	30,975	$6,130,572
Check Point Software Technologies Ltd. (a)	8,585	992,512
Fortinet, Inc. (a)	18,175	1,396,385
		8,519,469
Semiconductors — 2.3%
Broadcom, Inc.	7,470	2,150,314
QUALCOMM, Inc.	14,002	1,065,132
		3,215,446
Software — 17.2%
Adobe, Inc. (a)	7,341	2,163,026
Guidewire Software, Inc. (a)	6,652	674,380
Intuit, Inc.	7,650	1,999,175
Microsoft Corp.	92,218	12,353,523
Oracle Corp.	18,537	1,056,053
salesforce.com, Inc. (a)	10,819	1,641,567
ServiceNow, Inc. (a)	6,765	1,857,466
SS&C Technologies Holdings, Inc	29,625	1,706,696
VMware, Inc. Class A	4,091	684,056
		24,135,942
		35,870,857
TOTAL COMMON STOCK
(Cost $113,693,045)		138,297,898
TOTAL EQUITIES
(Cost $113,693,045)		138,297,898
TOTAL LONG-TERM INVESTMENTS
(Cost $113,693,045)		138,297,898

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (b)	$1,929,621	1,929,621
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,929,621)		1,929,621
TOTAL INVESTMENTS — 100.1%
(Cost $115,622,666) (c)		140,227,519
Other Assets/(Liabilities) — (0.1)%		(107,004)
NET ASSETS — 100.0%		$140,120,515

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Maturity value of $1,929,822. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,970,842.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Basic Materials — 0.3%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	12,706	$2,876,257
Linde PLC	21,852	4,387,882
The Sherwin-Williams Co.	5,170	2,369,359
		9,633,498
Communications — 29.1%
Internet — 26.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	789,812	133,833,643
Alphabet, Inc. Class A (a)	51,534	55,801,015
Alphabet, Inc. Class C (a)	95,676	103,417,145
Amazon.com, Inc. (a)	142,898	270,595,940
Booking Holdings, Inc. (a)	17,433	32,681,819
Ctrip.com International Ltd. ADR (a)	74,259	2,740,900
Facebook, Inc. Class A (a)	973,437	187,873,341
IAC/InterActiveCorp (a)	38,573	8,390,785
Netflix, Inc. (a)	78,742	28,923,512
Tencent Holdings Ltd.	884,000	39,992,616
		864,250,716
Media — 0.9%
FactSet Research Systems, Inc.	98,607	28,256,822
Telecommunications — 1.4%
Cisco Systems, Inc.	819,096	44,829,124
Corning, Inc.	4,946	164,355
Motorola Solutions, Inc.	13,271	2,212,674
		47,206,153
		939,713,691
Consumer, Cyclical — 6.8%
Airlines — 0.3%
Delta Air Lines, Inc.	39,184	2,223,692
United Continental Holdings, Inc. (a)	102,164	8,944,458
		11,168,150
Apparel — 0.1%
VF Corp.	31,486	2,750,302
Auto Manufacturers — 0.1%
Ferrari NV	14,366	2,318,960
Auto Parts & Equipment — 0.3%
Aptiv PLC	143,270	11,580,514
Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	22,879	1,227,001
Royal Caribbean Cruises Ltd.	67,530	8,185,311
		9,412,312
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	94,354	9,222,160
Marriott International, Inc. Class A	81,975	11,500,273
Wynn Resorts Ltd.	14,534	1,802,071
		22,524,504
Retail — 5.0%
Dollar General Corp.	136,065	18,390,545
Dollar Tree, Inc. (a)	19,126	2,053,941
Domino’s Pizza, Inc.	7,861	2,187,559
McDonald’s Corp.	52,090	10,817,009
Restaurant Brands International, Inc.	58,125	4,042,013
Ross Stores, Inc.	143,691	14,242,652
Starbucks Corp.	588,762	49,355,919
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,896	3,085,933
Yum China Holdings, Inc.	431,365	19,929,063
Yum! Brands, Inc.	326,980	36,186,877
		160,291,511
		220,046,253
Consumer, Non-cyclical — 24.0%
Agriculture — 0.0%
Philip Morris International, Inc.	6,412	503,534
Beverages — 2.7%
The Coca-Cola Co.	706,487	35,974,318
Constellation Brands, Inc. Class A	988	194,577
Monster Beverage Corp. (a)	793,268	50,634,296
		86,803,191
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (a)	84,330	11,045,543
Amgen, Inc.	122,112	22,502,799
Illumina, Inc. (a)	610	224,572
Regeneron Pharmaceuticals, Inc. (a)	115,610	36,185,930
Vertex Pharmaceuticals, Inc. (a)	141,245	25,901,508
		95,860,352
Commercial Services — 3.5%
Ant International Co., Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (b) (c) (d)	598,619	3,358,253
Automatic Data Processing, Inc.	100,032	16,538,291
Cintas Corp.	10,646	2,526,189
CoStar Group, Inc. (a)	2,808	1,555,800
FleetCor Technologies, Inc. (a)	24,746	6,949,914
Global Payments, Inc.	171,343	27,437,155
IHS Markit Ltd. (a)	17,193	1,095,538
Moody’s Corp.	2,000	390,620
PayPal Holdings, Inc. (a)	284,472	32,560,665
S&P Global, Inc.	30,836	7,024,132
Worldpay, Inc. Class A (a)	104,863	12,850,961
		112,287,518

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	386,277	$27,684,473
The Procter & Gamble Co.	391,505	42,928,523
		70,612,996
Foods — 1.2%
Danone SA Sponsored ADR	2,407,878	40,765,375
Health Care – Products — 5.3%
Abbott Laboratories	49,219	4,139,318
Alcon, Inc. (a)	51,902	3,220,519
Becton Dickinson and Co.	123,825	31,205,138
Boston Scientific Corp. (a)	3,467	149,012
Danaher Corp.	154,146	22,030,546
Intuitive Surgical, Inc. (a)	46,850	24,575,168
Stryker Corp.	178,971	36,792,858
Thermo Fisher Scientific, Inc.	73,423	21,562,867
Varian Medical Systems, Inc. (a)	192,839	26,251,173
		169,926,599
Health Care – Services — 2.8%
Anthem, Inc.	96,693	27,287,731
Centene Corp. (a)	114,999	6,030,548
HCA Healthcare, Inc.	23,967	3,239,619
Humana, Inc.	5,533	1,467,905
UnitedHealth Group, Inc.	171,190	41,772,072
WellCare Health Plans, Inc. (a)	34,482	9,829,784
		89,627,659
Pharmaceuticals — 3.3%
Cigna Corp. (a)	153,822	24,234,656
Elanco Animal Health, Inc. (a)	56,198	1,899,492
Eli Lilly & Co.	4,403	487,808
Merck & Co., Inc.	210,441	17,645,478
Novartis AG Sponsored ADR	259,510	23,695,858
Novo Nordisk A/S Sponsored ADR	759,565	38,768,198
Pfizer, Inc.	11,080	479,986
Zoetis, Inc.	10,354	1,175,075
		108,386,551
		774,773,775
Energy — 0.9%
Oil & Gas — 0.2%
Concho Resources, Inc.	37,200	3,838,296
Pioneer Natural Resources Co.	25,300	3,892,658
		7,730,954
Oil & Gas Services — 0.7%
Schlumberger Ltd.	541,997	21,538,961
		29,269,915
Financial — 11.0%
Banks — 0.3%
Citigroup, Inc.	18,457	1,292,544
The Goldman Sachs Group, Inc.	948	193,961
JP Morgan Chase & Co.	4,459	498,516
Morgan Stanley	172,607	7,561,912
		9,546,933
Diversified Financial Services — 9.7%
American Express Co.	143,891	17,761,905
Ameriprise Financial, Inc.	2,894	420,093
The Charles Schwab Corp.	237,870	9,559,995
Intercontinental Exchange, Inc.	155,446	13,359,029
Mastercard, Inc. Class A	207,829	54,977,005
Raymond James Financial, Inc.	9,729	822,587
SEI Investments Co.	551,860	30,959,346
TD Ameritrade Holding Corp.	411,539	20,544,027
Visa, Inc. Class A	946,161	164,206,242
		312,610,229
Insurance — 1.0%
American International Group, Inc.	153,560	8,181,677
Chubb Ltd.	9,694	1,427,829
Marsh & McLennan Cos., Inc.	46,626	4,650,944
The Progressive Corp.	14,896	1,190,637
Willis Towers Watson PLC	82,822	15,863,726
		31,314,813
Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	1,361	278,257
		353,750,232
Industrial — 7.0%
Aerospace & Defense — 2.8%
The Boeing Co.	166,760	60,702,307
L3 Harris Technologies, Inc.	57,382	10,852,658
Northrop Grumman Corp.	51,756	16,722,881
		88,277,846
Electronics — 0.6%
Agilent Technologies, Inc.	16,461	1,229,143
Fortive Corp.	83,602	6,815,235
Honeywell International, Inc.	69,870	12,198,603
		20,242,981
Machinery – Diversified — 1.7%
Deere & Co.	228,714	37,900,197
Roper Technologies, Inc.	46,386	16,989,337
Xylem, Inc.	1,480	123,787
		55,013,321
Packaging & Containers — 0.0%
Ball Corp.	15,082	1,055,589
Transportation — 1.9%
Canadian Pacific Railway Ltd.	30,417	7,155,295
CSX Corp.	94,208	7,288,873
Expeditors International of Washington, Inc.	532,096	40,364,803
J.B. Hunt Transport Services, Inc.	1,792	163,807
Kansas City Southern	6,825	831,421

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	7,496	$1,494,178
Union Pacific Corp.	14,774	2,498,431
		59,796,808
		224,386,545
Technology — 19.8%
Computers — 0.1%
Apple, Inc.	16,994	3,363,453
Semiconductors — 3.4%
Analog Devices, Inc.	33,572	3,789,272
Applied Materials, Inc.	15,900	714,069
Broadcom, Inc.	6,573	1,892,104
KLA-Tencor Corp.	19,848	2,346,034
Lam Research Corp.	3,100	582,304
Marvell Technology Group Ltd.	181,270	4,326,915
Maxim Integrated Products, Inc.	105,908	6,335,416
Microchip Technology, Inc.	9,045	784,201
NVIDIA Corp.	208,758	34,284,326
QUALCOMM, Inc.	630,182	47,937,945
Texas Instruments, Inc.	50,234	5,764,854
Xilinx, Inc.	18,943	2,233,758
		110,991,198
Software — 16.3%
Atlassian Corp. PLC Class A (a)	12,390	1,621,107
Autodesk, Inc. (a)	379,451	61,812,568
Cerner Corp. (a)	448,880	32,902,904
Electronic Arts, Inc. (a)	104,242	10,555,545
Fidelity National Information Services, Inc.	136,946	16,800,535
Fiserv, Inc. (a)	228,480	20,828,237
Intuit, Inc.	127,552	33,333,164
Microsoft Corp.	1,186,426	158,933,627
Oracle Corp.	1,303,928	74,284,778
salesforce.com, Inc. (a)	205,886	31,239,083
ServiceNow, Inc. (a)	125,352	34,417,899
Splunk, Inc. (a)	100,982	12,698,486
VMware, Inc. Class A	77,546	12,966,467
Workday, Inc. Class A (a)	104,522	21,487,633
Zoom Video Communications, Inc. Class A (a) (e)	4,509	400,354
		524,282,387
		638,637,038
Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc.	804	164,707
Sempra Energy	45,995	6,321,553
		6,486,260

TOTAL COMMON STOCK
(Cost $2,134,578,104)		3,196,697,207

TOTAL EQUITIES
(Cost $2,134,578,104)		3,196,697,207

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	405,017	405,017

TOTAL MUTUAL FUNDS
(Cost $405,017)		405,017

TOTAL LONG-TERM INVESTMENTS
(Cost $2,134,983,121)		3,197,102,224
SHORT-TERM INVESTMENTS — 0.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,059	1,059

TOTAL MUTUAL FUND
(Cost $1,059)		1,059

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	$6,841,558	6,841,558

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,842,617)		6,842,617

TOTAL INVESTMENTS — 99.3%
(Cost $2,141,825,738) (h)		3,203,944,841
Other Assets/(Liabilities) — 0.7%		23,084,379
NET ASSETS — 100.0%		$3,227,029,220

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Investment was valued using significant unobservable inputs.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $3,358,253 or 0.10% of net assets.

(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $3,358,253 or 0.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $396,270 or 0.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $6,842,271. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $6,981,975.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%
COMMON STOCK — 97.6%
Communications — 27.4%
Internet — 22.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	135,491	$22,958,950
Alphabet, Inc. Class A (a)	19,468	21,079,950
Alphabet, Inc. Class C (a)	1,682	1,818,091
Amazon.com, Inc. (a)	12,600	23,859,738
Facebook, Inc. Class A (a)	64,857	12,517,401
Match Group, Inc. (b)	142,100	9,559,067
Netflix, Inc. (a)	49,800	18,292,536
Palo Alto Networks, Inc. (a)	11,100	2,261,736
TripAdvisor, Inc. (a)	175,131	8,106,814
		120,454,283
Media — 4.0%
Charter Communications, Inc. Class A (a)	28,830	11,393,039
Liberty Global PLC Series A (a)	24,268	654,993
Liberty Global PLC Series C (a)	373,714	9,914,633
		21,962,665
Telecommunications — 1.3%
Arista Networks, Inc. (a)	26,457	6,868,766
		149,285,714
Consumer, Cyclical — 6.7%
Retail — 4.6%
Dollar General Corp.	43,614	5,894,868
Dollar Tree, Inc. (a)	133,866	14,375,870
Floor & Decor Holdings, Inc. Class A (a) (b)	123,000	5,153,700
		25,424,438
Toys, Games & Hobbies — 2.1%
Hasbro, Inc.	107,663	11,377,826
		36,802,264
Consumer, Non-cyclical — 23.8%
Beverages — 3.6%
Constellation Brands, Inc. Class A	50,980	10,040,001
Monster Beverage Corp. (a)	148,300	9,465,989
		19,505,990
Biotechnology — 5.0%
Biogen, Inc. (a)	22,682	5,304,639
BioMarin Pharmaceutical, Inc. (a)	47,600	4,076,940
Illumina, Inc. (a)	48,212	17,749,248
		27,130,827
Commercial Services — 4.5%
CoStar Group, Inc. (a)	24,600	13,629,876
PayPal Holdings, Inc. (a)	95,737	10,958,057
		24,587,933
Health Care – Products — 3.8%
ABIOMED, Inc. (a)	15,100	3,933,399
Align Technology, Inc. (a)	23,800	6,514,060
Edwards Lifesciences Corp. (a)	55,800	10,308,492
		20,755,951
Health Care – Services — 4.7%
IQVIA Holdings, Inc. (a)	102,799	16,540,359
UnitedHealth Group, Inc.	36,862	8,994,697
		25,535,056
Pharmaceuticals — 2.2%
Mirati Therapeutics, Inc. (a)	20,650	2,126,950
Sarepta Therapeutics, Inc. (a)	28,105	4,270,555
Zoetis, Inc.	50,424	5,722,620
		12,120,125
		129,635,882
Financial — 14.3%
Diversified Financial Services — 11.0%
The Charles Schwab Corp.	186,151	7,481,409
CME Group, Inc.	34,369	6,671,366
Mastercard, Inc. Class A	41,124	10,878,532
Visa, Inc. Class A	201,135	34,906,979
		59,938,286
Private Equity — 2.4%
KKR & Co., Inc. Class A	518,180	13,094,409
Real Estate Investment Trusts (REITS) — 0.9%
Crown Castle International Corp.	35,925	4,682,824
		77,715,519
Industrial — 2.1%
Packaging & Containers — 2.1%
Ball Corp.	165,861	11,608,611
Technology — 23.3%
Semiconductors — 1.8%
Applied Materials, Inc.	212,687	9,551,773
Software — 21.5%
Activision Blizzard, Inc.	80,600	3,804,320
Adobe, Inc. (a)	42,700	12,581,555
Atlassian Corp. PLC Class A (a)	27,800	3,637,352
Autodesk, Inc. (a)	62,726	10,218,066
Intuit, Inc.	26,600	6,951,378
Microsoft Corp.	194,768	26,091,121
salesforce.com, Inc. (a)	79,600	12,077,708
ServiceNow, Inc. (a)	82,500	22,652,025
Take-Two Interactive Software, Inc. (a)	85,089	9,660,154
Twilio, Inc. Class A (a)	30,300	4,131,405

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	27,000	$5,550,660
		117,355,744
		126,907,517

TOTAL COMMON STOCK
(Cost $365,513,176)		531,955,507

TOTAL EQUITIES
(Cost $365,513,176)		531,955,507

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	630,478	630,478

TOTAL MUTUAL FUNDS
(Cost $630,478)		630,478

TOTAL LONG-TERM INVESTMENTS
(Cost $366,143,654)		532,585,985

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$16,654,291	16,654,291

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,654,291)		16,654,291

TOTAL INVESTMENTS — 100.8%
(Cost $382,797,945) (e)		549,240,276

Other Assets/(Liabilities) — (0.8)%		(4,185,676)

NET ASSETS — 100.0%		$545,054,600

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $617,569 or 0.11% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $16,656,026. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $16,994,056.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%
COMMON STOCK — 93.0%
Consumer, Cyclical — 12.1%
Airlines — 1.5%
Southwest Airlines Co.	28,501	$1,447,281

Auto Manufacturers — 1.7%
Honda Motor Co. Ltd. Sponsored ADR	37,017	956,520
PACCAR, Inc.	9,070	649,956
		1,606,476
Auto Parts & Equipment — 1.2%
Aptiv PLC	2,797	226,082
BorgWarner, Inc.	21,743	912,771
		1,138,853
Food Services — 0.9%
Sodexo SA	7,587	886,938
Home Builders — 1.7%
PulteGroup, Inc.	32,621	1,031,476
Thor Industries, Inc.	11,163	652,477
		1,683,953
Leisure Time — 0.9%
Carnival Corp.	19,314	899,067
Retail — 4.2%
Advance Auto Parts, Inc.	7,786	1,200,134
Genuine Parts Co.	7,195	745,258
MSC Industrial Direct Co., Inc. Class A	19,119	1,419,777
Target Corp.	7,337	635,458
		4,000,627
		11,663,195
Consumer, Non-cyclical — 16.8%
Beverages — 0.4%
Molson Coors Brewing Co. Class B	7,397	414,232
Foods — 5.8%
Conagra Brands, Inc.	31,806	843,495
The J.M. Smucker Co.	4,388	505,454
Kellogg Co.	8,559	458,506
Koninklijke Ahold Delhaize NV	42,292	951,174
Mondelez International, Inc. Class A	11,381	613,436
Orkla ASA	151,639	1,346,917
Sysco Corp.	12,751	901,751
		5,620,733
Health Care – Products — 5.0%
Henry Schein, Inc. (a)	9,861	689,284
Hologic, Inc. (a)	13,979	671,271
Siemens Healthineers AG (b)	16,880	712,299
Zimmer Biomet Holdings, Inc.	23,617	2,780,665
		4,853,519
Health Care – Services — 2.3%
Quest Diagnostics, Inc.	12,829	1,306,121
Universal Health Services, Inc. Class B	6,860	894,475
		2,200,596
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	6,982	930,561
Pharmaceuticals — 2.3%
Cardinal Health, Inc.	25,561	1,203,923
McKesson Corp.	7,379	991,664
		2,195,587
		16,215,228
Energy — 4.7%
Oil & Gas — 2.9%
Cimarex Energy Co.	5,816	345,063
Devon Energy Corp.	22,155	631,861
EQT Corp.	32,354	511,517
Imperial Oil Ltd.	16,776	464,509
Noble Energy, Inc.	35,938	805,011
		2,757,961
Oil & Gas Services — 1.3%
Baker Hughes a GE Co.	36,988	911,015
Halliburton Co.	6,184	140,624
National Oilwell Varco, Inc.	7,441	165,413
		1,217,052
Pipelines — 0.5%
Equitrans Midstream Corp. (a)	25,368	500,003
		4,475,016
Financial — 26.6%
Banks — 13.3%
BB&T Corp.	41,757	2,051,521
Comerica, Inc.	16,547	1,201,974
Commerce Bancshares, Inc.	15,437	920,972
First Hawaiian, Inc.	43,848	1,134,348
M&T Bank Corp.	6,753	1,148,483
Northern Trust Corp.	31,404	2,826,360
Prosperity Bancshares, Inc.	7,444	491,676
State Street Corp.	14,380	806,143
SunTrust Banks, Inc.	6,720	422,352
UMB Financial Corp.	16,543	1,088,860
Westamerica Bancorp.	11,600	714,676
		12,807,365
Diversified Financial Services — 2.1%
Ameriprise Financial, Inc.	9,643	1,399,778
Invesco Ltd.	33,274	680,786
		2,080,564

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 5.3%
Aflac, Inc.	11,319	$620,394
Arthur J Gallagher & Co.	2,851	249,719
Brown & Brown, Inc.	14,529	486,722
Chubb Ltd.	9,781	1,440,644
ProAssurance Corp.	17,543	633,478
Reinsurance Group of America, Inc.	6,303	983,457
Torchmark Corp.	3,790	339,053
The Travelers Cos., Inc.	2,368	354,063
		5,107,530
Real Estate Investment Trusts (REITS) — 4.9%
American Tower Corp.	2,095	428,323
Empire State Realty Trust, Inc. Class A	47,569	704,497
MGM Growth Properties LLC Class A	31,114	953,644
Piedmont Office Realty Trust, Inc. Class A	40,102	799,233
Weyerhaeuser Co.	69,695	1,835,766
		4,721,463
Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	68,450	942,556
		25,659,478
Industrial — 17.8%
Aerospace & Defense — 0.9%
BAE Systems PLC	141,235	890,722
Building Materials — 1.3%
Johnson Controls International PLC	30,658	1,266,482
Electrical Components & Equipment — 4.9%
Emerson Electric Co.	24,270	1,619,294
Hubbell, Inc.	17,178	2,240,011
Schneider Electric SE	9,110	826,346
		4,685,651
Electronics — 1.9%
nVent Electric PLC	33,164	822,135
TE Connectivity Ltd.	10,228	979,638
		1,801,773
Environmental Controls — 0.5%
Republic Services, Inc.	5,567	482,325
Machinery – Diversified — 2.1%
Atlas Copco AB Class B	24,860	713,267
Cummins, Inc.	7,517	1,287,963
		2,001,230
Miscellaneous – Manufacturing — 2.4%
Eaton Corp. PLC	11,997	999,110
IMI PLC	73,083	965,400
Textron, Inc.	6,486	344,018
		2,308,528
Packaging & Containers — 2.9%
Graphic Packaging Holding Co.	86,649	1,211,353
Packaging Corp. of America	8,833	841,962
Sonoco Products Co.	7,131	465,939
WestRock Co.	7,862	286,727
		2,805,981
Transportation — 0.9%
Heartland Express, Inc.	49,860	900,970
		17,143,662
Technology — 5.7%
Computers — 0.7%
HP, Inc.	32,998	686,028
Semiconductors — 4.1%
Applied Materials, Inc.	35,890	1,611,820
Maxim Integrated Products, Inc.	21,671	1,296,359
Microchip Technology, Inc.	8,267	716,749
Teradyne, Inc.	7,299	349,695
		3,974,623
Software — 0.9%
Cerner Corp.	11,709	858,270
		5,518,921
Utilities — 9.3%
Electric — 7.8%
Ameren Corp.	13,894	1,043,578
Edison International	9,553	643,968
Eversource Energy	8,841	669,794
NorthWestern Corp.	17,038	1,229,292
Pinnacle West Capital Corp.	12,536	1,179,512
WEC Energy Group, Inc.	9,433	786,429
Xcel Energy, Inc.	32,203	1,915,757
		7,468,330
Gas — 1.5%
Atmos Energy Corp.	6,740	711,475
Spire, Inc.	9,048	759,308
		1,470,783
		8,939,113
TOTAL COMMON STOCK
(Cost $88,012,503)		89,614,613
TOTAL EQUITIES
(Cost $88,012,503)		89,614,613
MUTUAL FUNDS — 3.1%
Diversified Financial Services — 3.1%
iShares Russell Mid-Cap Value ETF	33,882	3,019,902
TOTAL MUTUAL FUNDS
(Cost $2,887,900)		3,019,902
TOTAL LONG-TERM INVESTMENTS
(Cost $90,900,403)		92,634,515

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (c)	$2,700,582	$2,700,582

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,700,582)		2,700,582

TOTAL INVESTMENTS — 98.9%
(Cost $93,600,985) (d)		95,335,097

Other Assets/(Liabilities) — 1.1%		1,042,521

NET ASSETS — 100.0%		$96,377,618

Abbreviation Legend

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $712,299 or 0.74% of net assets.

(c)	Maturity value of $2,700,863. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,755,105.

(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/30/19	USD	567,360	JPY	60,655,352	$1,089
Credit Suisse International	9/30/19	USD	2,829,122	EUR	2,480,204	(10,929)
Goldman Sachs & Co.	9/30/19	USD	592,057	SEK	5,523,062	(6,462)
Goldman Sachs & Co.	9/30/19	USD	1,139,635	NOK	9,718,519	(2,380)
JP Morgan Chase Bank N.A.	9/30/19	USD	1,561,257	GBP	1,226,915	(3,009)
Morgan Stanley & Co. LLC	9/30/19	CAD	15,400	USD	11,751	28
Morgan Stanley & Co. LLC	9/30/19	USD	404,943	CAD	534,165	(3,606)
						$(25,269)

Currency Legend

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Basic Materials — 6.8%
Chemicals — 3.5%
Orion Engineered Carbons SA	45,530	$974,797
PolyOne Corp.	28,394	891,288
Sensient Technologies Corp.	10,600	778,888
Stepan Co.	6,990	642,451
		3,287,424
Forest Products & Paper — 0.9%
Neenah, Inc.	11,790	796,415
Iron & Steel — 1.3%
Allegheny Technologies, Inc. (a)	48,822	1,230,314
Mining — 1.1%
Ferroglobe PLC	115,114	195,694
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
Materion Corp.	12,772	866,069
		1,061,763
		6,375,916
Communications — 1.2%
Telecommunications — 1.2%
Ciena Corp. (a)	25,933	1,066,624
Consumer, Cyclical — 10.1%
Auto Parts & Equipment — 3.8%
Adient PLC	46,573	1,130,327
American Axle & Manufacturing Holdings, Inc. (a)	104,701	1,335,985
Cooper Tire & Rubber Co.	14,410	454,635
Gentherm, Inc. (a)	15,130	632,888
		3,553,835
Distribution & Wholesale — 0.2%
ScanSource, Inc. (a)	7,400	240,944
Food Services — 1.0%
Aramark	26,430	953,066
Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	54,960	657,871
Home Furnishing — 1.6%
Whirlpool Corp.	10,478	1,491,648
Office Furnishings — 0.7%
Steelcase, Inc. Class A	36,580	625,518
Retail — 1.1%
The Cato Corp. Class A	15,450	190,344
Luxfer Holdings PLC	34,482	845,499
		1,035,843
Storage & Warehousing — 1.0%
Mobile Mini, Inc.	30,174	918,195
		9,476,920
Consumer, Non-cyclical — 12.3%
Agriculture — 1.3%
Darling Ingredients, Inc. (a)	62,082	1,234,811
Beverages — 0.8%
C&C Group PLC	163,341	726,733
Commercial Services — 4.7%
AMN Healthcare Services, Inc. (a)	8,490	460,583
BrightView Holdings, Inc. (a)	17,200	321,812
Forrester Research, Inc.	13,247	623,007
FTI Consulting, Inc. (a)	3,330	279,187
Huron Consulting Group, Inc. (a)	16,350	823,713
ICF International, Inc.	7,570	551,096
Matthews International Corp. Class A	11,860	413,321
Navigant Consulting, Inc.	28,790	667,640
Seacor Marine Holdings Inc. (a)	17,044	254,978
		4,395,337
Foods — 1.7%
Cranswick PLC	17,967	591,435
Post Holdings, Inc. (a)	5,860	609,264
SunOpta, Inc. (a) (d)	124,332	409,052
		1,609,751
Health Care – Products — 0.9%
Invacare Corp.	36,449	189,170
Natus Medical, Inc. (a)	8,850	227,357
Steris PLC (a)	2,630	391,554
		808,081
Health Care – Services — 1.0%
Encompass Health Corp.	15,029	952,237
Household Products & Wares — 1.9%
Acco Brands Corp.	82,950	652,816
Helen of Troy Ltd. (a)	3,000	391,770
Spectrum Brands Holdings, Inc.	14,280	767,836
		1,812,422
		11,539,372
Energy — 3.1%
Oil & Gas — 2.1%
Callon Petroleum Co. (a)	155,602	1,025,417
Kosmos Energy Ltd.	78,160	490,063
Magnolia Oil & Gas Corp. Class A (a) (d)	34,490	399,394
		1,914,874
Oil & Gas Services — 1.0%
Era Group, Inc. (a)	17,320	144,449
Thermon Group Holdings, Inc. (a)	32,020	821,313
		965,762
		2,880,636

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.3%
Banks — 8.4%
1st Source Corp.	10,030	$465,392
Atlantic Union Bankshares Corp.	19,390	685,049
First Midwest Bancorp, Inc.	32,970	674,896
Great Western Bancorp, Inc.	20,440	730,117
Hancock Whitney Corp.	20,560	823,633
International Bancshares Corp.	21,980	828,866
Prosperity Bancshares, Inc.	16,422	1,084,673
Synovus Financial Corp.	15,750	551,250
Texas Capital Bancshares, Inc. (a)	22,661	1,390,705
Webster Financial Corp.	13,110	626,265
		7,860,846
Diversified Financial Services — 0.7%
PRA Group, Inc. (a)	25,043	704,710
Insurance — 6.4%
Alleghany Corp. (a)	1,858	1,265,502
Assured Guaranty Ltd.	13,170	554,194
Kemper Corp.	9,050	780,924
MGIC Investment Corp. (a)	105,085	1,380,817
Reinsurance Group of America, Inc.	4,920	767,668
White Mountains Insurance Group Ltd.	1,240	1,266,610
		6,015,715
Real Estate — 1.0%
Alexander & Baldwin, Inc.	39,270	907,137
Real Estate Investment Trusts (REITS) — 5.2%
Brandywine Realty Trust	49,470	708,410
Corporate Office Properties Trust	30,720	810,087
DiamondRock Hospitality Co.	38,304	396,063
Physicians Realty Trust	57,230	998,091
PotlatchDeltic Corp.	16,263	633,932
RPT Realty	71,340	863,928
Summit Hotel Properties, Inc.	39,120	448,706
		4,859,217
Savings & Loans — 1.6%
Banc of California, Inc.	49,860	696,544
Northwest Bancshares, Inc.	45,950	809,180
		1,505,724
		21,853,349
Industrial — 30.3%
Aerospace & Defense — 1.4%
Astronics Corp. (a)	13,971	561,914
Barnes Group, Inc.	13,201	743,744
		1,305,658
Building Materials — 4.4%
American Woodmark Corp. (a)	10,840	917,281
Gibraltar Industries, Inc. (a)	28,698	1,158,251
Simpson Manufacturing Co., Inc.	21,329	1,417,525
Tyman PLC	202,100	621,965
		4,115,022
Electrical Components & Equipment — 2.3%
Belden, Inc.	20,550	1,224,164
Encore Wire Corp.	15,711	920,350
		2,144,514
Electronics — 4.3%
Coherent, Inc. (a)	3,040	414,565
FARO Technologies, Inc. (a)	18,674	981,879
II-VI, Inc. (a)	34,896	1,275,798
Keysight Technologies, Inc. (a)	4,650	417,617
Park Electrochemical Corp.	15,280	255,023
Vishay Intertechnology, Inc.	43,287	715,101
		4,059,983
Engineering & Construction — 1.6%
Mistras Group, Inc. (a)	18,720	269,006
Primoris Services Corp.	57,902	1,211,889
		1,480,895
Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	9,330	663,363
Hand & Machine Tools — 1.1%
Colfax Corp. (a)	35,434	993,215
Machinery – Construction & Mining — 1.2%
Terex Corp.	37,476	1,176,746
Machinery – Diversified — 0.7%
Albany International Corp. Class A	7,430	616,021
SPX FLOW, Inc. (a)	1,500	62,790
		678,811
Metal Fabricate & Hardware — 3.4%
Mueller Industries, Inc.	36,550	1,069,819
TriMas Corp. (a)	44,950	1,392,101
Valmont Industries, Inc.	5,770	731,694
		3,193,614
Miscellaneous – Manufacturing — 3.8%
Actuant Corp. Class A	46,050	1,142,500
ESCO Technologies, Inc.	11,800	974,916
Federal Signal Corp.	55,833	1,493,533
		3,610,949
Packaging & Containers — 0.9%
Sealed Air Corp.	18,760	802,553

Transportation — 3.7%
Air Transport Services Group, Inc. (a)	51,834	1,264,750
Dorian LPG Ltd. (a)	30,627	276,256
Forward Air Corp.	10,630	628,764
Saia, Inc. (a)	4,530	292,955
Scorpio Tankers, Inc.	17,772	524,629
SEACOR Holdings, Inc. (a)	9,960	473,200
		3,460,554

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.8%
GATX Corp.	9,320	$738,983
		28,424,860
Technology — 8.8%
Computers — 2.3%
MTS Systems Corp.	15,484	906,279
WNS Holdings Ltd. ADR (a)	21,130	1,250,896
		2,157,175
Semiconductors — 5.7%
Brooks Automation, Inc.	47,655	1,846,631
Cohu, Inc.	43,597	672,702
CTS Corp.	18,450	508,851
Diodes, Inc. (a)	40,185	1,461,528
Photronics, Inc. (a)	67,538	553,812
Rudolph Technologies, Inc. (a)	10,210	282,102
		5,325,626
Software — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	68,950	801,888
		8,284,689
Utilities — 1.9%
Gas — 1.9%
New Jersey Resources Corp.	7,480	372,280
Spire, Inc.	5,450	457,364
UGI Corp.	18,025	962,715
		1,792,359

TOTAL COMMON STOCK
(Cost $82,605,870)		91,694,725

TOTAL EQUITIES
(Cost $82,605,870)		91,694,725

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (e)	313,608	313,608

TOTAL MUTUAL FUNDS
(Cost $313,608)		313,608

TOTAL LONG-TERM INVESTMENTS
(Cost $82,919,478)		92,008,333

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (f)	$2,852,890	2,852,890

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,852,890)		2,852,890

TOTAL INVESTMENTS — 101.2%
(Cost $85,772,368) (g)		94,861,223

Other Assets/(Liabilities) — (1.2)%		(1,083,085)

NET ASSETS — 100.0%		$93,778,138

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Investment was valued using significant unobservable inputs.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $0 or 0.00% of net assets.

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $302,632 or 0.32% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).

(f)	Maturity value of $2,853,187. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,912,976.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%

COMMON STOCK — 94.0%
Basic Materials — 2.5%
Chemicals — 1.7%
Innophos Holdings, Inc.	28,115	$818,428
Minerals Technologies, Inc.	20,338	1,088,286
Orion Engineered Carbons SA	66,200	1,417,342
PolyOne Corp.	8,121	254,918
		3,578,974
Iron & Steel — 0.8%
Carpenter Technology Corp.	35,387	1,697,869
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	-
		5,276,843
Communications — 3.6%
Internet — 0.5%
Criteo SA Sponsored ADR (c)	63,081	1,085,624
Media — 1.2%
Entravision Communications Corp. Class A	193,079	602,406
Houghton Mifflin Harcourt Co. (c)	191,792	1,104,722
Scholastic Corp.	21,912	728,355
Townsquare Media, Inc. Class A	16,597	89,292
		2,524,775
Telecommunications — 1.9%
A10 Networks, Inc. (c)	219,973	1,500,216
Casa Systems, Inc. (c)	99,456	639,502
Extreme Networks, Inc. (c)	161,574	1,045,384
LogMeIn, Inc.	9,461	697,086
		3,882,188
		7,492,587
Consumer, Cyclical — 11.7%
Airlines — 1.8%
Hawaiian Holdings, Inc.	58,052	1,592,366
SkyWest, Inc.	36,212	2,196,982
		3,789,348
Apparel — 0.6%
Skechers U.S.A., Inc. Class A (c)	42,194	1,328,689
Auto Manufacturers — 0.7%
REV Group, Inc.	97,898	1,410,710
Auto Parts & Equipment — 1.5%
Cooper-Standard Holding, Inc. (c)	19,953	914,247
Dana, Inc.	58,177	1,160,049
Tower International, Inc.	52,180	1,017,510
		3,091,806
Home Builders — 1.1%
Taylor Morrison Home Corp. Class A (c)	107,089	2,244,585
Leisure Time — 0.9%
Callaway Golf Co.	63,163	1,083,877
Camping World Holdings, Inc. Class A	70,949	881,187
		1,965,064
Office Furnishings — 0.6%
Knoll, Inc.	55,179	1,268,013
Retail — 4.2%
Bloomin’ Brands, Inc.	54,202	1,024,960
BMC Stock Holdings, Inc. (c)	44,604	945,605
Citi Trends, Inc.	63,708	931,411
El Pollo Loco Holdings, Inc. (c)	119,803	1,277,100
Foundation Building Materials, Inc. (c)	19,442	345,679
GMS, Inc. (c)	17,155	377,410
MarineMax, Inc. (c)	19,570	321,731
Penske Automotive Group, Inc.	20,212	956,027
Red Robin Gourmet Burgers, Inc. (c)	60,261	1,842,179
Signet Jewelers Ltd.	44,372	793,371
		8,815,473
Textiles — 0.3%
UniFirst Corp.	3,615	681,681
		24,595,369
Consumer, Non-cyclical — 8.4%
Beverages — 0.9%
Cott Corp.	134,762	1,799,073
Commercial Services — 1.8%
Booz Allen Hamilton Holding Corp.	10,448	691,762
The Brink’s Co.	12,597	1,022,625
EVERTEC, Inc.	13,386	437,722
Korn Ferry	11,595	464,612
Viad Corp.	18,764	1,242,927
		3,859,648
Foods — 2.4%
Fresh Del Monte Produce, Inc.	49,399	1,331,303
The Hain Celestial Group, Inc. (c)	48,521	1,062,610
Nomad Foods Ltd. (c)	106,968	2,284,836
Weis Markets, Inc.	8,847	322,119
		5,000,868
Health Care – Services — 2.4%
ICON PLC (c)	10,579	1,628,849
Molina Healthcare, Inc. (c)	12,299	1,760,479
The Providence Service Corp. (c)	15,553	891,809
WellCare Health Plans, Inc. (c)	3,075	876,590
		5,157,727

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.4%
Spectrum Brands Holdings, Inc.	17,609	$946,836
Pharmaceuticals — 0.5%
Premier, Inc. Class A (c)	26,276	1,027,654
		17,791,806
Diversified — 0.8%
Holding Company – Diversified — 0.8%
Compass Diversified Holdings (d)	84,523	1,615,235
Energy — 4.9%
Oil & Gas — 1.5%
Earthstone Energy, Inc. Class A (c)	32,223	197,205
Extraction Oil & Gas, Inc. (c)	50,235	217,517
Oasis Petroleum, Inc. (c)	172,334	978,857
QEP Resources, Inc. (c)	141,329	1,021,809
SM Energy Co.	71,046	889,496
		3,304,884
Oil & Gas Services — 3.4%
C&J Energy Services, Inc. (c)	5,567	65,579
Dril-Quip, Inc. (c)	35,927	1,724,496
Helix Energy Solutions Group, Inc. (c)	129,252	1,115,445
Liberty Oilfield Services, Inc. Class A	6,952	112,483
MRC Global, Inc. (c)	72,399	1,239,471
NCS Multistage Holdings, Inc. (c)	59,371	210,767
Oil States International, Inc. (c)	56,099	1,026,612
Patterson-UTI Energy, Inc.	87,144	1,003,027
RPC, Inc. (c)	85,642	617,479
		7,115,359
		10,420,243
Financial — 34.4%
Banks — 17.5%
1st Source Corp.	25,083	1,163,851
Ameris Bancorp	6,520	255,519
Associated Banc-Corp.	81,270	1,718,048
Bank of Marin Bancorp	11,570	474,601
Bank OZK	12,756	383,828
BankUnited, Inc.	99,453	3,355,544
First Hawaiian, Inc.	43,492	1,125,138
Heritage Financial Corp.	69,562	2,054,861
Hilltop Holdings, Inc.	25,228	536,600
Home BancShares, Inc.	86,799	1,671,749
IBERIABANK Corp.	28,348	2,150,196
Independent Bank Group, Inc.	34,283	1,884,194
LegacyTexas Financial Group, Inc.	25,764	1,048,852
Origin Bancorp, Inc.	23,069	761,277
Sandy Spring Bancorp, Inc.	49,416	1,723,630
Signature Bank	8,571	1,035,720
South State Corp.	12,508	921,464
Synovus Financial Corp.	45,908	1,606,780
Texas Capital Bancshares, Inc. (c)	52,036	3,193,449
Towne Bank	11,364	310,010
TriCo Bancshares	41,956	1,585,937
UMB Financial Corp.	15,318	1,008,231
Umpqua Holdings Corp.	109,797	1,821,532
Valley National Bancorp	164,822	1,776,781
Webster Financial Corp.	35,652	1,703,096
Zions Bancorp NA	38,915	1,789,312
		37,060,200
Diversified Financial Services — 0.7%
Ares Management Corp. Class A	27,856	728,991
Deluxe Corp.	18,369	746,884
		1,475,875
Insurance — 6.2%
AMERISAFE, Inc.	14,427	920,010
Axis Capital Holdings Ltd.	21,464	1,280,328
Essent Group Ltd. (c)	40,418	1,899,242
First American Financial Corp.	26,246	1,409,410
The Hanover Insurance Group, Inc.	4,325	554,897
James River Group Holdings Ltd.	11,884	557,360
Kemper Corp.	13,567	1,170,696
ProAssurance Corp.	30,142	1,088,428
RenaissanceRe Holdings Ltd.	4,882	869,045
Selective Insurance Group, Inc.	25,722	1,926,320
State Auto Financial Corp.	26,491	927,185
White Mountains Insurance Group Ltd.	445	454,550
		13,057,471
Real Estate Investment Trusts (REITS) — 7.7%
Armada Hoffler Properties, Inc.	90,512	1,497,974
Brandywine Realty Trust	51,677	740,015
CareTrust REIT, Inc.	8,042	191,239
Community Healthcare Trust, Inc.	5,308	209,188
Cousins Properties, Inc.	45,321	1,639,261
Easterly Government Properties, Inc.	17,911	324,368
Empire State Realty Trust, Inc. Class A	100,343	1,486,080
Highwoods Properties, Inc.	6,034	249,204
Independence Realty Trust, Inc.	181,670	2,101,922
Kite Realty Group Trust	61,910	936,698
Lexington Realty Trust	32,172	302,738
National Health Investors, Inc.	5,543	432,520
National Storage Affiliates Trust	64,816	1,875,775
RLJ Lodging Trust	17,373	308,197
Sabra Health Care REIT, Inc.	28,284	556,912
STAG Industrial, Inc.	77,018	2,329,024
Summit Hotel Properties, Inc.	31,929	366,226
Urstadt Biddle Properties, Inc. Class A	8,457	177,597
Weingarten Realty Investors	19,442	533,100
		16,258,038

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 2.3%
Pacific Premier Bancorp, Inc. (c)	15,176	$468,635
Sterling Bancorp	101,328	2,156,260
WSFS Financial Corp.	52,056	2,149,912
		4,774,807
		72,626,391
Industrial — 13.6%
Aerospace & Defense — 0.6%
AAR Corp.	38,352	1,410,970
Building Materials — 0.5%
Gibraltar Industries, Inc. (c)	11,742	473,907
Masonite International Corp. (c)	4,256	224,206
Tecnoglass, Inc.	48,241	313,084
		1,011,197
Electrical Components & Equipment — 1.2%
Belden, Inc.	15,993	952,703
EnerSys	21,273	1,457,201
Graham Corp.	5,354	108,204
		2,518,108
Electronics — 1.5%
Advanced Energy Industries, Inc. (c)	5,977	336,326
Avnet, Inc.	12,729	576,242
Coherent, Inc. (c)	7,355	1,003,001
Tech Data Corp. (c)	4,221	441,517
TTM Technologies, Inc. (c)	79,788	813,837
		3,170,923
Engineering & Construction — 1.8%
Dycom Industries, Inc. (c)	11,329	666,938
Granite Construction, Inc.	16,254	783,118
Primoris Services Corp.	64,710	1,354,380
Tutor Perini Corp. (c)	69,885	969,305
		3,773,741
Environmental Controls — 0.4%
CECO Environmental Corp. (c)	36,258	347,714
Charah Solutions, Inc. (c)	83,192	457,556
		805,270
Hand & Machine Tools — 1.3%
Kennametal, Inc.	32,890	1,216,601
Milacron Holdings Corp. (c)	23,235	320,643
Regal Beloit Corp.	16,220	1,325,336
		2,862,580
Machinery – Construction & Mining — 0.5%
Terex Corp.	32,229	1,011,991
Machinery – Diversified — 0.9%
Columbus McKinnon Corp.	24,936	1,046,564
CSW Industrials, Inc.	1,817	123,828
Hurco Cos., Inc.	6,928	246,360
Mueller Water Products, Inc. Class A	49,957	490,578
		1,907,330
Metal Fabricate & Hardware — 0.6%
The Timken Co.	22,708	1,165,829
Valmont Industries, Inc.	1,753	222,298
		1,388,127
Miscellaneous – Manufacturing — 1.1%
EnPro Industries, Inc. (c)	13,955	890,887
Trinseo SA	33,270	1,408,652
		2,299,539
Packaging & Containers — 2.3%
Graphic Packaging Holding Co.	263,643	3,685,729
Silgan Holdings, Inc.	36,674	1,122,224
		4,807,953
Transportation — 0.9%
Air Transport Services Group, Inc. (c)	27,980	682,712
Atlas Air Worldwide Holdings, Inc. (c)	13,969	623,576
Covenant Transportation Group, Inc. Class A (c)	35,964	529,031
		1,835,319
		28,803,048
Technology — 10.6%
Computers — 4.0%
Cray, Inc. (c)	22,807	794,140
NCR Corp. (c)	68,236	2,122,140
NetScout Systems, Inc. (c)	62,156	1,578,141
Presidio, Inc.	49,693	679,303
Unisys Corp. (c)	136,805	1,329,745
WNS Holdings Ltd. ADR (c)	34,122	2,020,022
		8,523,491
Semiconductors — 3.5%
Cypress Semiconductor Corp.	23,422	520,905
Kulicke & Soffa Industries, Inc. (c)	123,902	2,793,990
Magnachip Semiconductor Corp. (c)	142,996	1,480,008
MaxLinear, Inc. (c)	54,961	1,288,286
Nanometrics, Inc. (c)	34,615	1,201,487
		7,284,676
Software — 3.1%
CommVault Systems, Inc. (c)	26,846	1,332,098
CSG Systems International, Inc.	15,312	747,685
Donnelley Financial Solutions, Inc. (c)	73,350	978,489
InnerWorkings, Inc. (c)	108,391	414,054
Sapiens International Corp. NV	9,414	156,461
Teradata Corp. (c)	36,054	1,292,536
Verint Systems, Inc. (c)	31,255	1,680,894
		6,602,217
		22,410,384

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.5%
Electric — 2.7%
Black Hills Corp.	23,599	$1,844,734
PNM Resources, Inc.	39,552	2,013,592
Portland General Electric Co.	36,284	1,965,504
		5,823,830
Gas — 0.8%
Southwest Gas Holdings, Inc.	18,083	1,620,599
		7,444,429

TOTAL COMMON STOCK
(Cost $193,795,642)		198,476,335

TOTAL EQUITIES
(Cost $193,795,642)		198,476,335

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
iShares Russell 2000 Value Index Fund	24,320	2,930,560

TOTAL MUTUAL FUNDS
(Cost $2,937,049)		2,930,560

TOTAL LONG-TERM INVESTMENTS
(Cost $196,732,691)		201,406,895

	Principal Amount
SHORT-TERM INVESTMENTS — 6.3%
Repurchase Agreement — 6.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (e)	$13,277,561	13,277,561

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,277,561)		13,277,561

TOTAL INVESTMENTS — 101.7%
(Cost $210,010,252) (f)		214,684,456

Other Assets/(Liabilities) — (1.7)%		(3,563,484)

NET ASSETS — 100.0%		$211,120,972

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $0 or 0.00% of net assets.

(c)	Non-income producing security.

(d)	Security is a Master Limited Partnership

(e)	Maturity value of $13,278,944. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $13,551,449.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 4.8%
Chemicals — 2.8%
Ashland Global Holdings, Inc.	17,127	$1,369,646
Cabot Corp.	15,941	760,545
The Chemours Co.	44,692	1,072,608
Ingevity Corp. (a)	11,363	1,195,047
Minerals Technologies, Inc.	9,672	517,549
NewMarket Corp.	2,374	951,832
Olin Corp.	44,637	977,997
PolyOne Corp.	21,105	662,486
RPM International, Inc.	35,741	2,184,132
Sensient Technologies Corp.	11,469	842,742
Valvoline, Inc.	51,068	997,358
Versum Materials, Inc.	29,718	1,532,854
		13,064,796
Forest Products & Paper — 0.2%
Domtar Corp.	17,048	759,147
Iron & Steel — 1.3%
Allegheny Technologies, Inc. (a)	34,071	858,589
Carpenter Technology Corp.	12,836	615,871
Commercial Metals Co.	31,721	566,220
Reliance Steel & Aluminum Co.	18,363	1,737,507
Steel Dynamics, Inc.	60,597	1,830,030
United States Steel Corp. (b)	47,200	722,632
		6,330,849
Mining — 0.5%
Compass Minerals International, Inc.	9,341	513,288
Royal Gold, Inc.	17,757	1,819,915
		2,333,203
		22,487,995
Communications — 3.4%
Internet — 0.2%
Cars.com, Inc. (a)	16,397	323,349
Yelp, Inc. (a)	19,402	663,160
		986,509
Media — 2.0%
AMC Networks, Inc. Class A (a)	12,266	668,374
Cable One, Inc.	1,352	1,583,178
FactSet Research Systems, Inc.	10,430	2,988,821
John Wiley & Sons, Inc. Class A	12,398	568,572
Meredith Corp.	10,811	595,254
The New York Times Co. Class A	38,775	1,264,841
TEGNA, Inc.	58,527	886,684
World Wrestling Entertainment, Inc. Class A (b)	11,936	861,899
		9,417,623
Telecommunications — 1.2%
Ciena Corp. (a)	38,938	1,601,520
InterDigital, Inc.	8,580	552,552
LogMeIn, Inc.	13,582	1,000,722
Plantronics, Inc.	9,077	336,212
Telephone & Data Systems, Inc.	25,686	780,855
ViaSat, Inc. (a)	15,509	1,253,437
		5,525,298
		15,929,430
Consumer, Cyclical — 13.4%
Airlines — 0.3%
JetBlue Airways Corp. (a)	81,964	1,515,515
Apparel — 0.8%
Carter’s, Inc.	12,293	1,199,059
Deckers Outdoor Corp. (a)	7,953	1,399,490
Skechers U.S.A., Inc. Class A (a)	36,837	1,159,997
		3,758,546
Auto Parts & Equipment — 0.7%
Adient PLC	23,872	579,373
Dana, Inc.	39,384	785,317
Delphi Technologies PLC	23,916	478,320
The Goodyear Tire & Rubber Co.	63,029	964,344
Visteon Corp. (a)	7,683	450,070
		3,257,424
Distribution & Wholesale — 0.8%
Pool Corp.	10,840	2,070,440
Watsco, Inc.	8,776	1,435,139
		3,505,579
Entertainment — 1.8%
Churchill Downs, Inc.	9,659	1,111,461
Cinemark Holdings, Inc.	29,101	1,050,546
Eldorado Resorts, Inc. (a)	17,615	811,523
International Speedway Corp. Class A	6,636	297,890
Live Nation Entertainment, Inc. (a)	38,045	2,520,481
Marriott Vacations Worldwide Corp.	10,576	1,019,526
Penn National Gaming, Inc. (a)	29,299	564,299
Scientific Games Corp. Class A (a)	15,247	302,196
Six Flags Entertainment Corp.	19,604	973,927
		8,651,849
Home Builders — 1.4%
KB Home	23,013	592,125
NVR, Inc. (a)	919	3,097,260
Thor Industries, Inc.	14,238	832,211
Toll Brothers, Inc.	36,026	1,319,272
TRI Pointe Group, Inc. (a)	39,162	468,769
		6,309,637

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	12,619	$925,856

Housewares — 0.7%
The Scotts Miracle-Gro Co.	10,795	1,063,308
The Toro Co.	28,995	1,939,765
Tupperware Brands Corp.	13,065	248,627
		3,251,700
Leisure Time — 0.5%
Brunswick Corp.	23,772	1,090,897
Polaris Industries, Inc.	15,644	1,427,202
		2,518,099
Lodging — 1.1%
Boyd Gaming Corp.	21,734	585,514
Caesars Entertainment Corp. (a)	159,009	1,879,486
Wyndham Destinations, Inc.	25,426	1,116,201
Wyndham Hotels & Resorts, Inc.	26,433	1,473,376
		5,054,577
Office Furnishings — 0.2%
Herman Miller, Inc.	16,166	722,620
HNI Corp.	11,723	414,760
		1,137,380
Retail — 4.7%
American Eagle Outfitters, Inc.	44,577	753,351
AutoNation, Inc. (a)	15,426	646,966
Bed Bath & Beyond, Inc. (b)	35,955	417,797
Brinker International, Inc. (b)	10,308	405,620
Casey’s General Stores, Inc.	9,976	1,556,156
The Cheesecake Factory, Inc. (b)	11,299	493,992
Cracker Barrel Old Country Store, Inc. (b)	6,563	1,120,501
Dick’s Sporting Goods, Inc.	18,403	637,296
Dillard’s, Inc. Class A (b)	4,799	298,882
Domino’s Pizza, Inc.	11,198	3,116,179
Dunkin’ Brands Group, Inc.	22,536	1,795,218
Five Below, Inc. (a)	15,222	1,826,944
Jack in the Box, Inc.	7,086	576,730
The Michaels Cos., Inc. (a)	24,827	215,995
MSC Industrial Direct Co., Inc. Class A	12,167	903,521
Nu Skin Enterprises, Inc. Class A	15,014	740,491
Ollie’s Bargain Outlet Holdings, Inc. (a)	14,195	1,236,527
Papa John’s International, Inc. (b)	6,061	271,048
Sally Beauty Holdings, Inc. (a)	33,067	441,114
Signet Jewelers Ltd.	14,295	255,595
Texas Roadhouse, Inc.	18,293	981,785
Urban Outfitters, Inc. (a)	18,672	424,788
The Wendy’s Co.	49,304	965,372
Williams-Sonoma, Inc. (b)	21,472	1,395,680
World Fuel Services Corp.	18,359	660,190
		22,137,738
Toys, Games & Hobbies — 0.2%
Mattel, Inc. (a) (b)	94,268	1,056,744
		63,080,644
Consumer, Non-cyclical — 15.2%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	2,400	906,624
Biotechnology — 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	5,451	1,703,928
Exelixis, Inc. (a)	81,918	1,750,588
Ligand Pharmaceuticals, Inc. (a)	5,340	609,561
United Therapeutics Corp. (a)	11,929	931,178
		4,995,255
Commercial Services — 4.1%
Aaron’s, Inc.	18,351	1,126,935
Adtalem Global Education, Inc. (a)	15,325	690,391
ASGN, Inc. (a)	14,362	870,337
Avis Budget Group, Inc. (a)	17,424	612,628
The Brink’s Co.	13,545	1,099,583
CoreLogic, Inc. (a)	21,816	912,563
Graham Holdings Co. Class B	1,183	816,305
Green Dot Corp. Class A (a)	12,958	633,646
Healthcare Services Group, Inc. (b)	20,242	613,737
HealthEquity, Inc. (a)	14,896	974,198
Insperity, Inc.	10,290	1,256,821
Liveramp Holdings, Inc. (a)	18,802	911,521
ManpowerGroup, Inc.	16,306	1,575,160
Sabre Corp.	75,154	1,668,419
Service Corp. International	49,811	2,330,159
Sotheby’s (a) (b)	9,081	527,879
Weight Watchers International, Inc. (a)	10,632	203,071
WEX, Inc. (a)	11,760	2,447,256
		19,270,609
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (a)	14,674	395,464
Foods — 1.7%
Flowers Foods, Inc.	50,136	1,166,665
The Hain Celestial Group, Inc. (a)	24,609	538,937
Ingredion, Inc.	18,201	1,501,401
Lancaster Colony Corp.	5,289	785,945
Post Holdings, Inc. (a)	18,182	1,890,383
Sanderson Farms, Inc.	5,288	722,129
Sprouts Farmers Market, Inc. (a)	32,033	605,103
Tootsie Roll Industries, Inc. (b)	5,242	193,587
TreeHouse Foods, Inc. (a)	15,194	821,995
		8,226,145
Health Care – Products — 4.4%
Avanos Medical, Inc. (a)	13,086	570,681
Bio-Techne Corp.	10,306	2,148,698

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cantel Medical Corp.	9,979	$804,707
Globus Medical, Inc. Class A (a)	20,714	876,202
Haemonetics Corp. (a)	13,913	1,674,291
Hill-Rom Holdings, Inc.	18,184	1,902,410
ICU Medical, Inc. (a)	4,559	1,148,458
Inogen, Inc. (a)	4,832	322,584
Integra LifeSciences Holdings Corp. (a)	19,291	1,077,402
LivaNova PLC (a)	13,090	941,956
Masimo Corp. (a)	13,351	1,986,896
NuVasive, Inc. (a)	14,141	827,814
Patterson Cos., Inc.	22,761	521,227
Steris PLC (a)	23,080	3,436,150
West Pharmaceutical Services, Inc.	20,021	2,505,628
		20,745,104
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a) (b)	24,277	848,481
Amedisys, Inc. (a)	7,897	958,775
Catalent, Inc. (a)	39,748	2,154,739
Charles River Laboratories International, Inc. (a)	13,296	1,886,703
Chemed Corp.	4,357	1,572,180
Encompass Health Corp.	26,942	1,707,045
MEDNAX, Inc. (a)	23,732	598,758
Molina Healthcare, Inc. (a)	17,047	2,440,108
Syneos Health, Inc. (a)	16,615	848,860
Tenet Healthcare Corp. (a)	22,897	473,052
		13,488,701
Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	6,810	889,318
Pharmaceuticals — 0.5%
Mallinckrodt PLC (a) (b)	22,706	208,441
PRA Health Sciences, Inc. (a)	16,090	1,595,323
Prestige Consumer Healthcare, Inc. (a)	14,226	450,680
		2,254,444
		71,171,664
Energy — 3.5%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	20,704	1,359,839
Oil & Gas — 2.3%
Callon Petroleum Co. (a)	62,661	412,936
Chesapeake Energy Corp. (a) (b)	283,632	553,082
CNX Resources Corp. (a)	53,967	394,499
Ensco Rowan plc (b)	54,041	460,970
EQT Corp.	69,467	1,098,273
Matador Resources Co. (a)	28,582	568,210
Murphy Oil Corp.	44,338	1,092,932
Murphy USA, Inc. (a)	8,096	680,307
Oasis Petroleum, Inc. (a)	73,373	416,759
PBF Energy, Inc. Class A	32,560	1,019,128
QEP Resources, Inc. (a)	64,811	468,583
Range Resources Corp. (b)	57,017	397,979
SM Energy Co.	28,405	355,631
Southwestern Energy Co. (a)	147,545	466,242
Transocean Ltd. (a) (b)	137,662	882,413
WPX Energy, Inc. (a)	107,614	1,238,637
		10,506,581
Oil & Gas Services — 0.7%
Apergy Corp. (a)	20,991	704,038
Core Laboratories NV	12,157	635,568
McDermott International, Inc. (a)	49,342	476,644
NOW, Inc. (a)	29,490	435,272
Oceaneering International, Inc. (a)	27,044	551,427
Patterson-UTI Energy, Inc.	56,817	653,964
		3,456,913
Pipelines — 0.2%
Equitrans Midstream Corp. (a)	55,416	1,092,249
		16,415,582
Financial — 25.6%
Banks — 6.8%
Associated Banc-Corp.	44,703	945,021
BancorpSouth Bank	25,185	731,372
Bank of Hawaii Corp.	11,181	927,017
Bank OZK	32,809	987,223
Cathay General Bancorp	20,937	751,848
Chemical Financial Corp.	19,626	806,825
Commerce Bancshares, Inc.	26,705	1,593,220
Cullen/Frost Bankers, Inc.	17,226	1,613,387
East West Bancorp, Inc.	39,606	1,852,373
F.N.B. Corp.	89,041	1,048,013
First Financial Bankshares, Inc.	36,950	1,137,690
First Horizon National Corp.	85,830	1,281,442
Fulton Financial Corp.	46,188	756,098
Hancock Whitney Corp.	23,273	932,316
Home BancShares, Inc.	42,255	813,831
International Bancshares Corp.	14,980	564,896
PacWest Bancorp	32,324	1,255,141
Pinnacle Financial Partners, Inc.	19,659	1,129,999
Prosperity Bancshares, Inc.	18,085	1,194,514
Signature Bank	15,045	1,818,038
Synovus Financial Corp.	42,879	1,500,765
TCF Financial Corp.	44,664	928,565
Texas Capital Bancshares, Inc. (a)	13,596	834,387
Trustmark Corp.	17,653	586,962
UMB Financial Corp.	11,988	789,050
Umpqua Holdings Corp.	59,993	995,284
United Bankshares, Inc.	27,728	1,028,432
Valley National Bancorp	90,013	970,340
Webster Financial Corp.	25,122	1,200,078
Wintrust Financial Corp.	15,396	1,126,371
		32,100,498

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.7%
Deluxe Corp.	11,793	$479,503
Eaton Vance Corp.	31,081	1,340,523
Evercore, Inc. Class A	11,190	991,098
Federated Investors, Inc. Class B	26,347	856,277
Interactive Brokers Group, Inc. Class A	20,485	1,110,287
Janus Henderson Group PLC	44,369	949,497
Legg Mason, Inc.	23,524	900,499
LendingTree, Inc. (a) (b)	2,046	859,381
Navient Corp.	57,987	791,523
SEI Investments Co.	34,927	1,959,405
SLM Corp.	117,826	1,145,269
Stifel Financial Corp.	19,313	1,140,626
		12,523,888
Insurance — 5.3%
Alleghany Corp. (a)	3,930	2,676,762
American Financial Group, Inc.	19,275	1,975,109
Brighthouse Financial, Inc. (a)	31,504	1,155,882
Brown & Brown, Inc.	63,830	2,138,305
CNO Financial Group, Inc.	43,635	727,832
First American Financial Corp.	30,433	1,634,252
Genworth Financial, Inc. Class A (a)	137,247	509,186
The Hanover Insurance Group, Inc.	11,059	1,418,870
Kemper Corp.	17,034	1,469,864
Mercury General Corp.	7,464	466,500
Old Republic International Corp.	77,653	1,737,874
Primerica, Inc.	11,509	1,380,505
Reinsurance Group of America, Inc.	17,056	2,661,248
RenaissanceRe Holdings Ltd.	12,032	2,141,816
W.R. Berkley Corp.	39,303	2,591,247
		24,685,252
Real Estate — 0.5%
Alexander & Baldwin, Inc.	18,431	425,756
Jones Lang LaSalle, Inc.	12,454	1,752,153
		2,177,909
Real Estate Investment Trusts (REITS) — 9.6%
American Campus Communities, Inc.	37,430	1,727,769
Brixmor Property Group, Inc.	80,807	1,444,829
Camden Property Trust	26,265	2,741,803
CoreCivic, Inc.	32,518	675,074
CoreSite Realty Corp.	10,101	1,163,332
Corporate Office Properties Trust	30,456	803,125
Cousins Properties, Inc.	39,660	1,434,502
CyrusOne, Inc.	30,818	1,778,815
Douglas Emmett, Inc.	44,145	1,758,737
EastGroup Properties, Inc.	9,955	1,154,581
EPR Properties	20,486	1,528,051
First Industrial Realty Trust, Inc.	34,459	1,266,024
The GEO Group, Inc.	32,983	692,973
Healthcare Realty Trust, Inc.	35,039	1,097,421
Highwoods Properties, Inc.	28,287	1,168,253
Hospitality Properties Trust	44,896	1,122,400
JBG SMITH Properties	32,903	1,294,404
Kilroy Realty Corp.	27,563	2,034,425
Lamar Advertising Co. Class A	23,250	1,876,507
Liberty Property Trust	40,435	2,023,367
Life Storage, Inc.	12,715	1,208,942
Mack-Cali Realty Corp.	24,727	575,892
Medical Properties Trust, Inc.	107,311	1,871,504
National Retail Properties, Inc.	44,416	2,354,492
Omega Healthcare Investors, Inc.	58,359	2,144,693
Pebblebrook Hotel Trust	35,598	1,003,152
PotlatchDeltic Corp.	18,456	719,415
PS Business Parks, Inc.	5,445	917,646
Rayonier, Inc.	35,325	1,070,347
Sabra Health Care REIT, Inc.	49,217	969,083
Senior Housing Properties Trust	64,443	532,944
Tanger Factory Outlet Centers, Inc. (b)	25,890	419,677
Taubman Centers, Inc.	16,670	680,636
Uniti Group, Inc.	50,672	481,384
Urban Edge Properties	32,783	568,129
Weingarten Realty Investors	32,552	892,576
		45,196,904
Savings & Loans — 0.7%
New York Community Bancorp, Inc.	127,585	1,273,298
Sterling Bancorp	57,093	1,214,939
Washington Federal, Inc.	21,837	762,767
		3,251,004
		119,935,455
Industrial — 19.7%
Aerospace & Defense — 0.8%
MSA Safety, Inc.	9,621	1,013,957
Teledyne Technologies, Inc. (a)	9,886	2,707,479
		3,721,436
Building Materials — 1.5%
Eagle Materials, Inc.	12,030	1,115,181
Lennox International, Inc.	9,620	2,645,500
Louisiana-Pacific Corp.	33,687	883,273
MDU Resources Group, Inc.	54,111	1,396,064
Trex Co., Inc. (a)	15,880	1,138,596
		7,178,614
Electrical Components & Equipment — 1.9%
Acuity Brands, Inc.	10,894	1,502,392
Belden, Inc.	10,651	634,480
Energizer Holdings, Inc.	17,275	667,506
EnerSys	11,697	801,245
Hubbell, Inc.	14,801	1,930,050
Littelfuse, Inc.	6,742	1,192,727
Universal Display Corp.	11,574	2,176,606
		8,905,006

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.7%
Arrow Electronics, Inc. (a)	23,003	$1,639,424
Avnet, Inc.	29,007	1,313,147
Coherent, Inc. (a)	6,573	896,360
Gentex Corp.	69,648	1,714,037
Jabil, Inc.	37,865	1,196,534
National Instruments Corp.	30,701	1,289,135
nVent Electric PLC	43,317	1,073,828
Resideo Technologies, Inc. (a)	33,353	731,098
SYNNEX Corp.	11,280	1,109,952
Tech Data Corp. (a)	9,956	1,041,397
Trimble, Inc. (a)	68,644	3,096,531
Vishay Intertechnology, Inc.	36,311	599,858
Woodward, Inc.	15,212	1,721,390
		17,422,691
Engineering & Construction — 1.5%
AECOM (a)	42,952	1,625,733
Dycom Industries, Inc. (a)	8,692	511,698
EMCOR Group, Inc.	15,296	1,347,578
Fluor Corp.	38,094	1,283,387
Granite Construction, Inc.	12,637	608,851
KBR, Inc.	38,292	955,002
MasTec, Inc. (a)	16,763	863,797
		7,196,046
Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	13,881	986,939
Stericycle, Inc. (a)	23,188	1,107,227
		2,094,166
Hand & Machine Tools — 0.8%
Colfax Corp. (a)	25,898	725,921
Kennametal, Inc.	22,547	834,014
Lincoln Electric Holdings, Inc.	17,094	1,407,178
Regal Beloit Corp.	11,647	951,676
		3,918,789
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	19,123	1,596,580
Terex Corp.	17,228	540,959
		2,137,539
Machinery – Diversified — 3.0%
AGCO Corp.	17,555	1,361,741
Cognex Corp.	46,613	2,236,492
Crane Co.	13,796	1,151,138
Curtiss-Wright Corp.	11,670	1,483,607
Graco, Inc.	45,427	2,279,527
IDEX Corp.	20,608	3,547,461
Nordson Corp.	14,086	1,990,493
		14,050,459
Metal Fabricate & Hardware — 0.5%
The Timken Co.	18,762	963,241
Valmont Industries, Inc.	5,922	750,969
Worthington Industries, Inc.	10,718	431,507
		2,145,717
Miscellaneous – Manufacturing — 2.0%
AptarGroup, Inc.	17,213	2,140,264
Axon Enterprise, Inc. (a)	16,107	1,034,230
Carlisle Cos., Inc.	15,543	2,182,393
Donaldson Co., Inc.	34,646	1,762,096
ITT, Inc.	23,847	1,561,502
Trinity Industries, Inc.	35,367	733,865
		9,414,350
Packaging & Containers — 0.7%
Greif, Inc. Class A	7,159	233,025
Owens-Illinois, Inc.	42,547	734,787
Silgan Holdings, Inc.	21,279	651,137
Sonoco Products Co.	27,332	1,785,873
		3,404,822
Transportation — 2.2%
Genesee & Wyoming, Inc. Class A (a)	15,393	1,539,300
Kirby Corp. (a)	14,657	1,157,903
Knight-Swift Transportation Holdings, Inc.	33,842	1,111,371
Landstar System, Inc.	10,953	1,182,815
Old Dominion Freight Line, Inc.	17,637	2,632,499
Ryder System, Inc.	14,398	839,403
Werner Enterprises, Inc.	11,967	371,934
XPO Logistics, Inc. (a) (b)	25,173	1,455,251
		10,290,476
Trucking & Leasing — 0.2%
GATX Corp.	9,955	789,332
		92,669,443
Technology — 9.2%
Computers — 2.2%
CACI International, Inc. Class A (a)	6,773	1,385,688
Leidos Holdings, Inc.	39,304	3,138,424
Lumentum Holdings, Inc. (a)	20,760	1,108,792
MAXIMUS, Inc.	17,427	1,264,155
NCR Corp. (a)	32,584	1,013,362
NetScout Systems, Inc. (a)	18,770	476,570
Perspecta, Inc.	38,078	891,406
Science Applications International Corp.	13,867	1,200,328
		10,478,725
Office & Business Equipment — 0.7%
Zebra Technologies Corp. Class A (a)	14,704	3,080,341
Semiconductors — 2.5%
Cirrus Logic, Inc. (a)	15,696	685,915
Cree, Inc. (a)	28,685	1,611,523
Cypress Semiconductor Corp.	99,884	2,221,420

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MKS Instruments, Inc.	14,770	$1,150,435
Monolithic Power Systems, Inc.	10,786	1,464,523
Semtech Corp. (a)	18,249	876,865
Silicon Laboratories, Inc. (a)	11,838	1,224,049
Synaptics, Inc. (a)	9,443	275,169
Teradyne, Inc.	46,725	2,238,595
		11,748,494
Software — 3.8%
ACI Worldwide, Inc. (a)	30,150	1,035,351
Allscripts Healthcare Solutions, Inc. (a)	45,148	525,071
Blackbaud, Inc.	13,408	1,119,568
CDK Global, Inc.	33,140	1,638,441
CommVault Systems, Inc. (a)	10,564	524,186
Covetrus, Inc. (a)	25,959	634,957
Fair Isaac Corp. (a)	7,883	2,475,420
j2 Global, Inc. (b)	12,629	1,122,592
Manhattan Associates, Inc. (a)	17,614	1,221,179
Medidata Solutions, Inc. (a)	16,996	1,538,308
PTC, Inc. (a)	28,220	2,533,027
Teradata Corp. (a)	32,002	1,147,272
Tyler Technologies, Inc. (a)	10,444	2,256,113
		17,771,485
		43,079,045
Utilities — 4.4%
Electric — 2.0%
ALLETE, Inc.	14,027	1,167,187
Black Hills Corp.	14,846	1,160,512
Hawaiian Electric Industries, Inc.	29,750	1,295,612
IDACORP, Inc.	13,724	1,378,301
NorthWestern Corp.	13,746	991,774
OGE Energy Corp.	54,292	2,310,668
PNM Resources, Inc.	21,776	1,108,616
		9,412,670
Gas — 1.9%
National Fuel Gas Co.	23,564	1,243,001
New Jersey Resources Corp.	24,237	1,206,275
ONE Gas, Inc.	14,320	1,293,096
Southwest Gas Holdings, Inc.	14,593	1,307,825
Spire, Inc.	13,868	1,163,803
UGI Corp.	47,471	2,535,426
		8,749,426
Water — 0.5%
Aqua America, Inc.	58,645	2,426,143
		20,588,239

TOTAL COMMON STOCK
(Cost $416,185,612)		465,357,497

TOTAL EQUITIES
(Cost $416,185,612)		465,357,497

MUTUAL FUNDS — 2.8%
Diversified Financial Services — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)	13,105,590	13,105,590

TOTAL MUTUAL FUNDS
(Cost $13,105,590)		13,105,590

TOTAL LONG-TERM INVESTMENTS
(Cost $429,291,202)		478,463,087

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$4,075,220	4,075,220

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.000% 7/18/19 (e)	905,000	904,123

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,979,064)		4,979,343

TOTAL INVESTMENTS — 103.0%
(Cost $434,270,266) (f)		483,442,430

Other Assets/(Liabilities) — (3.0)%		(14,255,884)

NET ASSETS — 100.0%		$469,186,546

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $12,767,468 or 2.72% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $4,075,645. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $4,160,666.

(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E Mini Index	9/20/19	39	$7,511,915	$93,085

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Basic Materials — 3.3%
Chemicals — 2.0%
AdvanSix, Inc. (a)	4,325	$105,660
American Vanguard Corp.	4,319	66,556
Balchem Corp.	4,893	489,153
Codexis, Inc. (a)	8,035	148,085
Ferro Corp. (a)	12,360	195,288
GCP Applied Technologies, Inc. (a)	8,220	186,101
H.B. Fuller Co.	7,738	359,043
Hawkins, Inc.	1,502	65,202
Ingevity Corp. (a)	6,390	672,036
Innophos Holdings, Inc.	2,981	86,777
Innospec, Inc.	3,693	336,949
Intrepid Potash, Inc. (a)	14,323	48,125
Koppers Holdings, Inc. (a)	2,859	83,940
Kraton Corp. (a)	4,757	147,800
Kronos Worldwide, Inc.	3,509	53,758
Landec Corp. (a)	3,719	34,847
Marrone Bio Innovations, Inc. (a)	7,629	11,443
Minerals Technologies, Inc.	5,352	286,386
Oil-Dri Corp. of America	819	27,879
OMNOVA Solutions, Inc. (a)	6,538	40,732
Orion Engineered Carbons SA	9,053	193,825
PolyOne Corp.	11,779	369,743
PQ Group Holdings, Inc. (a)	5,744	91,042
Quaker Chemical Corp.	1,994	404,543
Rayonier Advanced Materials, Inc. (b)	7,535	48,902
Rogers Corp. (a)	2,812	485,295
Sensient Technologies Corp.	6,437	472,991
Stepan Co.	3,109	285,748
Tronox Holdings PLC Class A Class A (a)	14,599	186,575
Valhi, Inc.	4,403	13,077
		5,997,501
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,385	44,099
Neenah, Inc.	2,544	171,847
P.H. Glatfelter Co.	6,616	111,678
Schweitzer-Mauduit International, Inc.	4,695	155,780
Verso Corp. Class A (a)	5,302	101,003
		584,407
Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	47,881	113,478
Allegheny Technologies, Inc. (a)	19,115	481,698
Carpenter Technology Corp.	7,158	343,441
Cleveland-Cliffs, Inc. (b)	42,787	456,537
Commercial Metals Co.	17,919	319,854
Schnitzer Steel Industries, Inc. Class A	3,878	101,487
		1,816,495
Mining — 0.5%
Century Aluminum Co. (a)	7,630	52,723
Coeur Mining, Inc. (a)	30,860	133,932
Compass Minerals International, Inc.	5,185	284,916
Contura Energy, Inc. (a)	2,886	149,783
Covia Holdings Corp. (a) (b)	6,313	12,373
Energy Fuels, Inc. (a) (b)	13,473	42,171
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	-
Gold Resource Corp.	8,777	29,666
Hecla Mining Co.	73,190	131,742
Kaiser Aluminum Corp.	2,430	237,192
Livent Corp. (a)	22,356	154,704
Materion Corp.	3,085	209,194
Novagold Resources, Inc. (a)	35,160	207,796
United States Lime & Minerals, Inc.	304	24,320
Uranium Energy Corp. (a) (b)	27,207	37,274
		1,707,786
		10,106,189
Communications — 4.4%
Advertising — 0.1%
Boston Omaha Corp. Class A (a) (b)	1,519	35,165
Clear Channel Outdoor Holdings, Inc. (a)	5,896	27,829
Fluent, Inc. (a)	6,474	34,830
Marchex, Inc. Class B (a)	5,255	24,698
MDC Partners, Inc. Class A (a)	8,827	22,244
National CineMedia, Inc.	9,464	62,084
Quotient Technology, Inc. (a)	12,036	129,267
SharpSpring, Inc. (a)	1,302	15,168
Telaria, Inc. (a)	6,600	49,632
		400,917
Internet — 1.8%
1-800-Flowers.com, Inc. Class A (a)	3,769	71,159
Boingo Wireless, Inc. (a)	6,607	118,728
Cardlytics, Inc. (a)	2,065	53,649
Cargurus, Inc. (a)	11,278	407,248
Cars.com, Inc. (a)	10,162	200,395
ChannelAdvisor Corp. (a)	4,150	36,354
Cogent Communications Holdings, Inc.	6,383	378,895
Comscore, Inc. (a)	7,430	38,339
Corindus Vascular Robotics, Inc. (a)	13,949	41,568
DHI Group, Inc. (a)	7,762	27,710
Endurance International Group Holdings, Inc. (a)	10,880	52,224
ePlus, Inc. (a)	2,030	139,948

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eventbrite, Inc. Class A (a)	5,551	$89,926
Everquote, Inc. Class A (a)	1,287	16,731
Groupon, Inc. (a)	68,649	245,763
HealthStream, Inc. (a)	3,958	102,354
Lands’ End, Inc. (a) (b)	1,587	19,393
Leaf Group Ltd. (a)	2,675	19,822
Liberty Expedia Holdings, Inc. Class A (a)	8,279	395,653
Limelight Networks, Inc. (a)	17,020	45,954
Liquidity Services, Inc. (a)	4,174	25,420
Livexlive Media, Inc. (a)	4,338	18,003
The Meet Group, Inc. (a)	11,048	38,447
New Media Investment Group, Inc.	9,100	85,904
NIC, Inc.	9,995	160,320
OptimizeRx Corp. (a)	1,822	29,516
Overstock.com, Inc. (a) (b)	4,086	55,570
Perficient, Inc. (a)	4,905	168,340
Q2 Holdings, Inc. (a)	6,088	464,880
QuinStreet, Inc. (a)	6,880	109,048
The Rubicon Project, Inc. (a)	7,282	46,313
Shutterfly, Inc. (a)	5,209	263,315
Shutterstock, Inc.	2,900	113,651
Stamps.com, Inc. (a)	2,547	115,303
Stitch Fix, Inc. Class A (a)	6,372	203,840
TechTarget, Inc. (a)	3,447	73,249
Travelzoo (a)	808	12,475
TrueCar, Inc. (a)	15,734	85,908
Tucows, Inc. Class A (a) (b)	1,448	88,357
Upwork, Inc. (a)	8,345	134,188
VirnetX Holding Corp. (a) (b)	9,207	57,175
Yelp, Inc. (a)	11,464	391,839
Zix Corp. (a)	8,122	73,829
		5,316,703
Media — 0.9%
Central European Media Enterprises Ltd. Class A (a)	13,431	58,559
Cumulus Media, Inc. Class A (a)	2,154	39,957
The E.W. Scripps Co. Class A	8,307	127,014
Entercom Communications Corp. Class A	18,922	109,748
Entravision Communications Corp. Class A	9,431	29,425
Gannett Co., Inc.	16,078	131,196
Gray Television, Inc. (a)	13,834	226,739
Hemisphere Media Group, Inc. (a)	2,523	32,597
Houghton Mifflin Harcourt Co. (a)	15,861	91,359
Lee Enterprises, Inc. (a)	8,129	18,209
Liberty Latin America Ltd. Class A (a)	7,011	120,799
Liberty Latin America Ltd. Class C (a)	17,283	297,095
Liberty Media Corp-Liberty Braves Class A (a)	1,537	42,729
Liberty Media Corp-Liberty Braves Class C (a)	5,462	152,772
Meredith Corp.	6,047	332,948
MSG Networks, Inc. Class A (a)	8,924	185,084
Saga Communications, Inc. Class A	586	18,307
Scholastic Corp.	4,316	143,464
TEGNA, Inc.	33,037	500,511
Tribune Publishing Co.	2,593	20,666
Value Line, Inc.	196	5,392
WideOpenWest, Inc. (a)	3,736	27,123
		2,711,693
Telecommunications — 1.6%
8x8, Inc. (a)	14,243	343,256
A10 Networks, Inc. (a)	8,480	57,834
Acacia Communications, Inc. (a)	5,699	268,765
ADTRAN, Inc.	7,262	110,746
Aerohive Networks, Inc. (a)	6,686	29,619
Airgain, Inc. (a)	1,409	19,937
ATN International, Inc.	1,681	97,044
CalAmp Corp. (a)	5,015	58,575
Calix, Inc. (a)	6,973	45,743
Casa Systems, Inc. (a)	4,826	31,031
Cincinnati Bell, Inc. (a)	7,542	37,333
Clearfield, Inc. (a)	1,764	23,373
Consolidated Communications Holdings, Inc. (b)	10,876	53,619
DASAN Zhone Solutions, Inc. (a)	981	12,743
Digi International, Inc. (a)	4,156	52,698
Extreme Networks, Inc. (a)	17,796	115,140
Finisar Corp. (a)	17,401	397,961
Frontier Communications Corp. (a) (b)	15,426	26,996
Gogo, Inc. (a) (b)	8,179	32,552
GTT Communications, Inc. (a) (b)	5,055	88,968
Harmonic, Inc. (a)	13,120	72,816
IDT Corp. Class B (a)	2,530	23,959
Infinera Corp. (a)	26,688	77,662
Inseego Corp. (a)	6,782	32,486
Intelsat SA (a)	10,189	198,176
InterDigital, Inc.	4,837	311,503
Iridium Communications, Inc. (a)	15,051	350,086
KVH Industries, Inc. (a)	2,514	27,327
Loral Space & Communications, Inc. (a)	1,968	67,916
Maxar Technologies, Inc. (a) (b)	9,082	71,021
NeoPhotonics Corp. (a)	5,817	24,315
NETGEAR, Inc. (a)	4,736	119,773
Ooma, Inc. (a)	2,984	31,272
ORBCOMM, Inc. (a)	11,311	82,005
pdvWireless, Inc. (a)	1,420	66,740
Plantronics, Inc.	5,084	188,311
Preformed Line Products Co.	464	25,761
Ribbon Communications, Inc. (a)	9,098	44,489
RigNet, Inc. (a)	2,087	21,037
Shenandoah Telecommunications Co.	7,288	280,734

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sonim Technologies, Inc. (a)	551	$7,014
Spok Holdings, Inc.	2,753	41,405
Tessco Technologies, Inc.	945	16,878
Viavi Solutions, Inc. (a)	34,961	464,632
Vonage Holdings Corp. (a)	34,414	389,911
		4,941,162
		13,370,475
Consumer, Cyclical — 11.9%
Airlines — 0.5%
Allegiant Travel Co.	1,977	283,699
Hawaiian Holdings, Inc.	7,209	197,743
Mesa Air Group, Inc. (a)	3,166	28,937
SkyWest, Inc.	7,610	461,699
Spirit Airlines, Inc. (a)	10,427	497,681
		1,469,759
Apparel — 0.8%
Centric Brands, Inc. (a)	2,500	10,275
Crocs, Inc. (a)	9,778	193,116
Deckers Outdoor Corp. (a)	4,446	782,363
Delta Apparel, Inc. (a)	936	21,696
Kontoor Brands, Inc. (a)	6,722	188,350
Oxford Industries, Inc.	2,528	191,622
Rocky Brands, Inc.	1,053	28,726
Steven Madden Ltd.	12,940	439,313
Superior Group of Cos, Inc.	1,615	27,665
Unifi, Inc. (a)	2,189	39,774
Vince Holding Corp. (a)	467	6,515
Weyco Group, Inc.	917	24,493
Wolverine World Wide, Inc.	13,276	365,621
		2,319,529
Auto Manufacturers — 0.2%
Blue Bird Corp. (a)	2,300	45,287
Navistar International Corp. (a)	7,536	259,615
REV Group, Inc.	4,128	59,485
Wabash National Corp.	8,303	135,090
		499,477
Auto Parts & Equipment — 1.1%
Adient PLC	13,327	323,446
Altra Industrial Motion Corp.	9,776	350,763
American Axle & Manufacturing Holdings, Inc. (a)	17,026	217,252
Commercial Vehicle Group, Inc. (a)	4,537	36,387
Cooper Tire & Rubber Co.	7,641	241,074
Cooper-Standard Holding, Inc. (a)	2,624	120,232
Dana, Inc.	21,959	437,862
Douglas Dynamics, Inc.	3,404	135,445
Gentherm, Inc. (a)	5,117	214,044
Meritor, Inc. (a)	12,194	295,704
Methode Electronics, Inc.	5,558	158,792
Miller Industries, Inc.	1,697	52,183
Modine Manufacturing Co. (a)	7,527	107,711
Motorcar Parts of America, Inc. (a)	2,850	61,018
Spartan Motors, Inc.	5,230	57,321
Standard Motor Products, Inc.	3,200	145,088
Tenneco, Inc. Class A	7,788	86,369
Titan International, Inc.	7,724	37,770
Tower International, Inc.	3,039	59,261
Visteon Corp. (a)	4,294	251,543
		3,389,265
Distribution & Wholesale — 0.8%
Anixter International, Inc. (a)	4,632	276,577
BlueLinx Holdings, Inc. (a) (b)	1,330	26,347
Core-Mark Holding Co., Inc.	6,885	273,472
Dorman Products, Inc. (a)	4,096	356,926
EVI Industries, Inc. (b)	690	26,406
Fossil Group, Inc. (a) (b)	7,109	81,754
G-III Apparel Group Ltd. (a)	6,871	202,145
Greenlane Holdings, Inc. Class A (a)	948	9,091
H&E Equipment Services, Inc.	4,855	141,232
ScanSource, Inc. (a)	3,927	127,863
SiteOne Landscape Supply, Inc. (a) (b)	6,211	430,422
Systemax, Inc.	1,890	41,882
Titan Machinery, Inc. (a)	2,915	59,991
Triton International Ltd.	8,634	282,850
Veritiv Corp. (a)	1,970	38,257
		2,375,215
Entertainment — 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	7,932	74,006
Churchill Downs, Inc.	5,341	614,589
Eldorado Resorts, Inc. (a)	10,011	461,207
Empire Resorts, Inc. (a)	684	6,566
Eros International PLC (a) (b)	5,863	7,915
Golden Entertainment, Inc. (a) (b)	2,599	36,386
IMAX Corp. (a)	7,969	160,974
International Speedway Corp. Class A	3,558	159,719
Marriott Vacations Worldwide Corp.	6,710	646,844
Monarch Casino & Resort, Inc. (a)	1,721	73,555
Penn National Gaming, Inc. (a)	16,877	325,051
RCI Hospitality Holdings, Inc.	1,330	23,288
Reading International, Inc. Series A (a)	2,492	32,346
Red Rock Resorts, Inc. Class A	10,608	227,860
Scientific Games Corp. Class A (a)	8,478	168,034
SeaWorld Entertainment, Inc. (a)	7,670	237,770
Speedway Motorsports, Inc.	1,741	32,295
Twin River Worldwide Holdings, Inc. (a)	3,181	94,635
		3,383,040
Home Builders — 1.0%
Beazer Homes USA, Inc. (a)	4,521	43,447
Cavco Industries, Inc. (a)	1,309	206,220
Century Communities, Inc. (a)	3,986	105,948

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Green Brick Partners, Inc. (a)	3,608	$29,982
Installed Building Products, Inc. (a)	3,442	203,835
KB Home	12,884	331,505
LCI Industries	3,709	333,810
LGI Homes, Inc. (a) (b)	3,044	217,433
M.D.C. Holdings, Inc.	7,542	247,227
M/I Homes, Inc. (a)	4,041	115,330
Meritage Home Corp. (a)	5,506	282,678
Skyline Champion Corp. (a)	7,650	209,457
Taylor Morrison Home Corp. (a)	16,307	341,795
TRI Pointe Group, Inc. (a)	21,485	257,175
William Lyon Homes Class A (a)	4,855	88,507
Winnebago Industries, Inc.	4,727	182,699
		3,197,048
Home Furnishing — 0.3%
Daktronics, Inc.	5,577	34,410
Ethan Allen Interiors, Inc.	3,666	77,206
Flexsteel Industries, Inc.	1,106	18,868
Hamilton Beach Brands Holding Co. Class A	995	18,955
Hooker Furniture Corp.	1,805	37,219
iRobot Corp. (a)	4,171	382,230
Purple Innovation, Inc. (a)	610	4,118
Sleep Number Corp. (a)	4,513	182,280
Sonos, Inc. (a)	10,601	120,215
Universal Electronics, Inc. (a)	2,025	83,066
		958,567
Housewares — 0.1%
Lifetime Brands, Inc.	1,736	16,422
Tupperware Brands Corp.	7,420	141,203
		157,625
Leisure Time — 0.6%
Acushnet Holdings Corp.	5,341	140,255
Callaway Golf Co.	14,204	243,741
Camping World Holdings, Inc. Class A (b)	5,008	62,199
Clarus Corp.	3,558	51,377
Drive Shack, Inc. (a)	9,103	42,693
Escalade, Inc.	1,627	18,662
Fox Factory Holding Corp. (a)	5,718	471,792
Johnson Outdoors, Inc. Class A	752	56,077
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,033	136,809
Lindblad Expeditions Holdings, Inc. (a)	3,486	62,574
Malibu Boats, Inc. Class A (a)	3,157	122,649
Marine Products Corp.	1,141	17,617
MasterCraft Boat Holdings, Inc. (a)	2,821	55,263
OneSpaWorld Holdings Ltd. (a)	6,900	106,950
Vista Outdoor, Inc. (a)	8,778	77,949
YETI Holdings, Inc. (a) (b)	4,697	135,978
		1,802,585
Lodging — 0.2%
BBX Capital Corp.	10,040	49,296
Bluegreen Vacations Corp. (b)	1,032	12,064
Boyd Gaming Corp.	12,232	329,530
Century Casinos, Inc. (a)	4,175	40,498
The Marcus Corp.	3,395	111,899
Red Lion Hotels Corp. (a)	3,604	25,624
The St. Joe Co. (a)	5,195	89,770
Target Hospitality Corp. (a)	5,017	45,655
		704,336
Office Furnishings — 0.4%
CompX International, Inc.	300	5,070
Herman Miller, Inc.	8,956	400,333
HNI Corp.	6,583	232,907
Interface, Inc.	9,031	138,445
Kimball International, Inc. Class B	5,372	93,634
Knoll, Inc.	7,455	171,316
Steelcase, Inc. Class A	13,214	225,959
		1,267,664
Retail — 4.6%
Abercrombie & Fitch Co. Class A	10,115	162,245
America’s Car-Mart, Inc. (a)	950	81,776
American Eagle Outfitters, Inc.	24,603	415,791
Asbury Automotive Group, Inc. (a)	2,936	247,622
Ascena Retail Group, Inc. (a)	22,916	13,979
At Home Group, Inc. (a)	7,252	48,298
Barnes & Noble Education, Inc. (a)	5,765	19,370
Barnes & Noble, Inc.	8,806	58,912
Bassett Furniture Industries, Inc.	1,472	22,448
Beacon Roofing Supply, Inc. (a)	10,321	378,987
Bed Bath & Beyond, Inc. (b)	19,161	222,651
Big Lots, Inc.	6,054	173,205
Biglari Holdings, Inc. (a)	138	14,333
BJ’s Restaurants, Inc.	3,125	137,312
BJ’s Wholesale Club Holdings, Inc. (a)	17,233	454,951
Bloomin’ Brands, Inc.	13,969	264,154
BMC Stock Holdings, Inc. (a)	10,124	214,629
Boot Barn Holdings, Inc. (a)	4,255	151,648
Brinker International, Inc.	5,682	223,587
The Buckle, Inc.	4,398	76,129
Caleres, Inc.	6,253	124,560
Cannae Holdings, Inc. (a)	10,266	297,509
Carrols Restaurant Group, Inc. (a)	5,374	48,527
The Cato Corp. Class A	3,289	40,520
The Cheesecake Factory, Inc. (b)	6,404	279,983
Chico’s FAS, Inc.	17,524	59,056
The Children’s Place, Inc. (b)	2,334	222,617
Chuy’s Holdings, Inc. (a)	2,512	57,575
Citi Trends, Inc.	1,783	26,067

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Conn’s, Inc. (a)	3,030	$53,995
The Container Store Group, Inc. (a) (b)	2,380	17,422
Cracker Barrel Old Country Store, Inc. (b)	2,927	499,727
Dave & Buster’s Entertainment, Inc.	5,537	224,082
Del Frisco’s Restaurant Group, Inc. (a)	5,174	41,185
Del Taco Restaurants, Inc. (a)	4,353	55,805
Denny’s Corp. (a)	8,928	183,292
Designer Brands, Inc.	9,890	189,591
Dillard’s, Inc. Class A (b)	1,617	100,707
Dine Brands Global, Inc.	2,535	242,016
Duluth Holdings, Inc. Class B (a) (b)	1,634	22,206
El Pollo Loco Holdings, Inc. (a)	3,192	34,027
Express, Inc. (a)	9,943	27,144
EZCORP, Inc. Class A (a)	7,684	72,767
Fiesta Restaurant Group, Inc. (a)	3,528	46,358
FirstCash, Inc.	6,440	644,129
Foundation Building Materials, Inc. (a)	2,199	39,098
Freshpet, Inc. (a)	4,720	214,807
Gaia, Inc. (a) (b)	1,490	11,294
GameStop Corp. Class A	15,479	84,670
Genesco, Inc. (a)	2,695	113,972
GMS, Inc. (a)	4,833	106,326
GNC Holdings, Inc. Class A (a) (b)	11,837	17,756
Group 1 Automotive, Inc.	2,682	219,629
Guess?, Inc.	8,712	140,699
The Habit Restaurants, Inc. Class A (a)	3,204	33,610
Haverty Furniture Cos., Inc.	2,820	48,025
Hibbett Sports, Inc. (a)	2,752	50,086
Hudson Ltd. Class A (a)	6,077	83,802
J Alexander’s Holdings, Inc. (a)	2,020	22,685
J. Jill, Inc. (b)	2,431	4,838
Jack in the Box, Inc.	3,922	319,212
JC Penney Co., Inc. (a) (b)	48,713	55,533
La-Z-Boy, Inc.	6,818	209,040
Lithia Motors, Inc. Class A	3,365	399,695
The Lovesac Co. (a)	906	28,149
Lumber Liquidators Holdings, Inc. (a) (b)	4,263	49,238
Luxfer Holdings PLC	4,135	101,390
MarineMax, Inc. (a)	3,319	54,564
The Michaels Cos., Inc. (a)	12,998	113,083
Movado Group, Inc.	2,409	65,043
National Vision Holdings, Inc. (a)	10,462	321,497
Noodles & Co. (a) (b)	4,337	34,176
Office Depot, Inc.	82,633	170,224
Papa John’s International, Inc. (b)	3,361	150,304
Party City Holdco, Inc. (a) (b)	8,079	59,219
PC Connection, Inc.	1,730	60,515
PCM, Inc. (a)	1,439	50,423
PetIQ, Inc. (a)	2,869	94,562
PetMed Express, Inc. (b)	3,079	48,248
Potbelly Corp. (a)	3,305	16,822
PriceSmart, Inc.	3,417	174,677
Red Robin Gourmet Burgers, Inc. (a)	1,972	60,284
Regis Corp. (a)	4,332	71,911
RH (a)	2,770	320,212
Rite Aid Corp. (a) (b)	8,326	66,691
RTW RetailWinds, Inc. (a)	4,052	6,888
Rush Enterprises, Inc. Class A	4,185	152,836
Rush Enterprises, Inc. Class B	703	25,948
Ruth’s Hospitality Group, Inc.	4,374	99,334
Sally Beauty Holdings, Inc. (a)	18,351	244,802
Shake Shack, Inc. Class A (a)	4,286	309,449
Shoe Carnival, Inc. (b)	1,452	40,075
Signet Jewelers Ltd.	7,881	140,912
Sonic Automotive, Inc. Class A	3,703	86,465
Sportsman’s Warehouse Holdings, Inc. (a) (b)	6,474	24,472
Tailored Brands, Inc. (b)	7,610	43,910
Texas Roadhouse, Inc.	10,363	556,182
Tile Shop Holdings, Inc.	6,049	24,196
Tilly’s, Inc. Class A	3,309	25,248
Vera Bradley, Inc. (a)	3,109	37,308
Waitr Holdings, Inc. (a)	7,971	50,138
Wingstop, Inc.	4,459	422,490
Winmark Corp.	370	64,065
World Fuel Services Corp.	10,081	362,513
Zumiez, Inc. (a)	3,036	79,240
		14,075,374
Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,800	206,924
Textiles — 0.1%
Culp, Inc.	1,656	31,464
UniFirst Corp.	2,301	433,900
		465,364
Toys, Games & Hobbies — 0.0%
Funko, Inc. (a)	2,583	62,560
		36,334,332
Consumer, Non-cyclical — 23.5%
Agriculture — 0.4%
22nd Century Group, Inc. (a) (b)	17,469	36,510
Alico, Inc.	615	18,659
The Andersons, Inc.	4,789	130,453
Cadiz, Inc. (a) (b)	1,943	21,859
Darling Ingredients, Inc. (a)	24,963	496,514
Limoneira Co.	2,379	47,437
Pyxus International, Inc. (a) (b)	1,335	20,292
Tejon Ranch Co. (a)	3,231	53,602
Turning Point Brands, Inc.	1,257	61,568
Universal Corp.	3,731	226,733
Vector Group Ltd.	16,067	156,653
		1,270,280

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	1,270	$479,755
Celsius Holdings, Inc. (a) (b)	3,815	16,939
Coca-Cola Bottling Co. Consolidated	714	213,665
Craft Brew Alliance, Inc. (a)	1,743	24,385
Farmer Brothers Co. (a)	1,631	26,699
MGP Ingredients, Inc. (b)	1,959	129,901
National Beverage Corp. (b)	1,796	80,156
New Age Beverages Corp. (a)	10,993	51,227
Primo Water Corp. (a)	5,327	65,522
Youngevity International, Inc. (a)	1,253	7,142
		1,095,391
Biotechnology — 5.5%
Abeona Therapeutics, Inc. (a)	4,990	23,852
ACADIA Pharmaceuticals, Inc. (a)	16,007	427,867
Acceleron Pharma, Inc. (a)	6,842	281,069
Acer Therapeutics, Inc. (a)	762	2,972
Achillion Pharmaceuticals, Inc. (a)	20,703	55,484
Acorda Therapeutics, Inc. (a)	6,817	52,286
ADMA Biologics, Inc. (a) (b)	4,154	16,076
Aduro Biotech, Inc. (a)	9,406	14,485
Adverum Biotechnologies, Inc. (a)	8,108	96,404
Affimed NV (a)	9,149	26,258
Agenus, Inc. (a)	15,891	47,673
AgeX Therapeutics, Inc. (a) (b)	3,231	11,858
Albireo Pharma, Inc. (a)	1,568	50,552
Alder Biopharmaceuticals, Inc. (a)	11,084	130,459
Aldeyra Therapeutics, Inc. (a)	3,425	20,550
Allakos, Inc. (a) (b)	2,636	114,218
Allogene Therapeutics, Inc. (a) (b)	5,893	158,227
AMAG Pharmaceuticals, Inc. (a) (b)	5,081	50,759
Amicus Therapeutics, Inc. (a)	35,187	439,134
AnaptysBio, Inc. (a)	3,732	210,559
Anavex Life Sciences Corp. (a)	6,526	21,993
ANI Pharmaceuticals, Inc. (a)	1,389	114,176
Aratana Therapeutics, Inc. (a)	7,352	37,936
Arcus Biosciences, Inc. (a) (b)	4,829	38,391
Ardelyx, Inc. (a)	7,333	19,726
Arena Pharmaceuticals, Inc. (a)	7,591	445,060
Arqule, Inc. (a)	15,495	170,600
Arrowhead Pharmaceuticals, Inc. (a) (b)	14,189	376,008
Assembly Biosciences, Inc. (a)	3,435	46,338
Atara Biotherapeutics, Inc. (a)	6,741	135,562
Audentes Therapeutics, Inc. (a)	6,663	252,261
Avid Bioservices, Inc. (a)	8,518	47,701
Avrobio, Inc. (a)	2,383	38,748
BioCryst Pharmaceuticals, Inc. (a)	16,735	63,426
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,059	221,534
BioTime, Inc. (a) (b)	17,261	18,987
Blueprint Medicines Corp. (a)	7,420	699,929
Calithera Biosciences, Inc. (a)	5,281	20,596
Calyxt, Inc. (a) (b)	1,413	17,634
Cambrex Corp. (a)	5,122	239,761
Cara Therapeutics, Inc. (a) (b)	5,182	111,413
CASI Pharmaceuticals, Inc. (a) (b)	7,416	23,731
CEL-SCI Corp. (a)	4,004	33,554
Cerecor, Inc. (a)	3,257	17,718
ChemoCentryx, Inc. (a)	6,191	57,576
ChromaDex Corp. (a) (b)	5,646	26,254
Constellation Pharmaceuticals, Inc. (a)	2,420	29,718
Cortexyme, Inc. (a)	439	18,662
Crinetics Pharmaceuticals, Inc. (a) (b)	1,677	41,925
Cue Biopharma, Inc. (a) (b)	2,774	24,938
Cymabay Therapeutics, Inc. (a)	10,467	74,944
CytomX Therapeutics, Inc. (a)	6,840	76,745
Deciphera Pharmaceuticals, Inc. (a) (b)	2,243	50,580
Denali Therapeutics, Inc. (a) (b)	7,283	151,195
Dicerna Pharmaceuticals, Inc. (a)	7,866	123,889
Dynavax Technologies Corp. (a) (b)	9,847	39,290
Editas Medicine, Inc. (a)	7,541	186,564
Eidos Therapeutics, Inc. (a)	1,681	52,245
Eiger BioPharmaceuticals, Inc. (a)	3,559	37,725
ElectroCore, Inc. (a) (b)	1,859	3,718
Emergent BioSolutions, Inc. (a)	6,933	334,933
Enochian Biosciences, Inc. (a)	598	2,691
Enzo Biochem, Inc. (a)	6,574	22,154
Epizyme, Inc. (a)	11,798	148,065
Esperion Therapeutics, Inc. (a) (b)	3,788	176,218
Evelo Biosciences, Inc. (a) (b)	2,028	18,211
Evolus, Inc. (a) (b)	1,685	24,635
EyePoint Pharmaceuticals, Inc. (a)	9,404	15,423
Fate Therapeutics, Inc. (a)	7,948	161,344
FibroGen, Inc. (a)	11,796	532,943
Five Prime Therapeutics, Inc. (a)	4,981	30,035
Forty Seven, Inc. (a)	2,508	26,585
Geron Corp. (a) (b)	26,282	37,058
GlycoMimetics, Inc. (a)	5,093	60,709
Gossamer Bio, Inc. (a)	3,037	67,361
Halozyme Therapeutics, Inc. (a)	21,747	373,613
Homology Medicines, Inc. (a)	3,694	72,292
ImmunoGen, Inc. (a)	22,098	47,953
Immunomedics, Inc. (a) (b)	26,594	368,859
Innoviva, Inc. (a)	9,705	141,305
Inovio Pharmaceuticals, Inc. (a) (b)	14,005	41,175
Insmed, Inc. (a)	11,779	301,542
Intercept Pharmaceuticals, Inc. (a)	3,762	299,342
Intrexon Corp. (a) (b)	10,851	83,119
Iovance Biotherapeutics, Inc. (a)	17,425	427,261
Kaleido Biosciences, Inc. (a)	762	8,839
Karyopharm Therapeutics, Inc. (a) (b)	8,775	52,562
Kezar Life Sciences, Inc. (a) (b)	2,364	18,226
Kindred Biosciences, Inc. (a)	5,627	46,873

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,118	$28,678
Krystal Biotech, Inc. (a)	1,331	53,599
Lexicon Pharmaceuticals, Inc. (a) (b)	6,278	39,489
Ligand Pharmaceuticals, Inc. (a)	2,903	331,377
Liquidia Technologies, Inc. (a)	2,039	16,312
LogicBio Therapeutics, Inc. (a)	1,194	15,522
MacroGenics, Inc. (a)	7,242	122,897
Magenta Therapeutics, Inc. (a)	2,959	43,645
Marker Therapeutics, Inc. (a)	4,118	32,615
The Medicines Co. (a) (b)	10,692	389,937
MEI Pharma, Inc. (a)	10,346	25,865
MeiraGTx Holdings PLC (a) (b)	2,371	63,732
Menlo Therapeutics, Inc. (a)	2,349	14,071
Molecular Templates, Inc. (a)	2,583	21,568
Mustang Bio, Inc. (a) (b)	4,232	15,574
Myriad Genetics, Inc. (a)	10,658	296,079
NeoGenomics, Inc. (a)	13,299	291,780
Neon Therapeutics, Inc. (a)	2,248	10,656
NextCure, Inc. (a)	438	6,561
NGM Biopharmaceuticals, Inc. (a)	1,017	14,889
Novavax, Inc. (a) (b)	3,566	20,897
Omeros Corp. (a) (b)	7,073	110,975
Oncocyte Corp. (a)	3,266	8,132
Organogenesis Holdings, Inc. (a)	1,598	12,145
Osmotica Pharmaceuticals PLC (a) (b)	1,438	5,464
Pacific Biosciences of California, Inc. (a)	21,627	130,843
Palatin Technologies, Inc. (a) (b)	30,377	35,237
PDL BioPharma, Inc. (a)	18,049	56,674
Pfenex, Inc. (a)	4,558	30,721
Pieris Pharmaceuticals, Inc. (a)	7,029	33,036
PolarityTE, Inc. (a) (b)	2,133	12,158
Precision BioSciences, Inc. (a)	1,389	18,404
Prothena Corp. PLC (a)	6,103	64,509
PTC Therapeutics, Inc. (a)	8,701	391,545
Puma Biotechnology, Inc. (a)	4,675	59,419
Radius Health, Inc. (a)	6,847	166,793
REGENXBIO, Inc. (a)	5,072	260,549
Replimune Group, Inc. (a) (b)	1,799	26,373
resTORbio, Inc. (a)	2,272	23,174
Retrophin, Inc. (a)	6,290	126,366
Rigel Pharmaceuticals, Inc. (a)	25,836	67,432
Rocket Pharmaceuticals, Inc. (a) (b)	4,518	67,770
Rubius Therapeutics, Inc. (a) (b)	5,308	83,495
Sangamo Therapeutics, Inc. (a)	17,454	187,980
Savara, Inc. (a)	5,071	12,018
Scholar Rock Holding Corp. (a)	2,390	37,905
Solid Biosciences, Inc. (a) (b)	2,298	13,214
Sorrento Therapeutics, Inc. (a) (b)	17,947	47,918
Spark Therapeutics, Inc. (a)	5,224	534,833
Spectrum Pharmaceuticals, Inc. (a)	16,939	145,845
Stemline Therapeutics, Inc. (a) (b)	6,087	93,253
Strongbridge Biopharma PLC (a)	5,499	17,212
Syndax Pharmaceuticals, Inc. (a)	3,053	28,423
Synlogic, Inc. (a)	2,381	21,667
Synthorx, Inc. (a)	1,122	15,158
TCR2 Therapeutics, Inc. (a)	267	3,821
Theravance Biopharma, Inc. (a) (b)	6,718	109,705
Tocagen, Inc. (a)	3,129	20,902
Translate Bio, Inc. (a) (b)	4,479	56,570
TransMedics Group, Inc. (a)	1,003	29,077
Twist Bioscience Corp. (a)	3,231	93,731
Tyme Technologies, Inc. (a) (b)	8,972	10,946
Ultragenyx Pharmaceutical, Inc. (a)	8,303	527,240
UNITY Biotechnology, Inc. (a) (b)	4,053	38,504
VBI Vaccines, Inc. (a)	12,751	14,919
Veracyte, Inc. (a)	7,078	201,794
Vericel Corp. (a)	6,681	126,204
Viking Therapeutics, Inc. (a) (b)	9,863	81,863
WaVe Life Sciences Ltd. (a)	3,421	89,254
X4 Pharmaceuticals, Inc. (a)	1,061	15,915
XBiotech, Inc. (a)	2,537	19,230
Y-mAbs Therapeutics, Inc. (a)	3,092	70,714
ZIOPHARM Oncology, Inc. (a) (b)	24,391	142,200
		16,835,791
Commercial Services — 5.1%
Aaron’s, Inc.	10,272	630,804
ABM Industries, Inc.	10,118	404,720
Acacia Research Corp. (a)	7,641	22,617
Adtalem Global Education, Inc. (a)	8,581	386,574
American Public Education, Inc. (a)	2,474	73,181
AMN Healthcare Services, Inc. (a)	6,997	379,587
Arlo Technologies, Inc. (a)	11,353	45,526
ASGN, Inc. (a)	7,765	470,559
Avis Budget Group, Inc. (a)	8,990	316,088
Barrett Business Services, Inc.	1,090	90,034
BG Staffing, Inc.	1,511	28,528
BrightView Holdings, Inc. (a)	4,740	88,685
The Brink’s Co.	7,587	615,913
CAI International, Inc. (a)	2,557	63,465
Cardtronics PLC Class A (a)	5,802	158,511
Care.com, Inc. (a)	3,277	35,981
Career Education Corp. (a)	10,478	199,815
Carriage Services, Inc.	2,527	48,038
Cass Information Systems, Inc.	2,131	103,311
CBIZ, Inc. (a)	7,789	152,587
Chegg, Inc. (a)	17,633	680,457
Cimpress NV (a)	3,331	302,755
Collectors Universe, Inc.	1,218	25,992
Corvel Corp. (a)	1,370	119,204
CRA International, Inc.	1,174	44,999
Cross Country Healthcare, Inc. (a)	5,430	50,933
Emerald Expositions Events, Inc.	3,692	41,166
Ennis, Inc.	3,883	79,679

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Everi Holdings, Inc. (a)	10,277	$122,605
EVERTEC, Inc.	9,216	301,363
Evo Payments, Inc. Class A (a)	4,751	149,799
Forrester Research, Inc.	1,616	76,000
Franklin Covey Co. (a)	1,493	50,762
FTI Consulting, Inc. (a)	5,730	480,403
Green Dot Corp. Class A (a)	7,543	368,853
The Hackett Group, Inc.	3,717	62,408
Healthcare Services Group, Inc. (b)	11,305	342,768
HealthEquity, Inc. (a)	9,329	610,117
Heidrick & Struggles International, Inc.	2,878	86,254
Herc Holdings, Inc. (a)	3,664	167,921
Hertz Global Holdings, Inc. (a) (b)	9,820	156,727
HMS Holdings Corp. (a)	13,191	427,256
Huron Consulting Group, Inc. (a)	3,406	171,594
I3 Verticals, Inc. Class A (a)	1,396	41,112
ICF International, Inc.	2,757	200,710
Information Services Group, Inc. (a)	4,938	15,604
Insperity, Inc.	5,890	719,405
International Money Express, Inc. (a)	1,966	27,721
K12, Inc. (a)	5,858	178,142
Kelly Services, Inc. Class A	5,027	131,657
Kforce, Inc.	3,429	120,324
Korn Ferry	8,572	343,480
Laureate Education, Inc. Class A (a)	14,445	226,931
Liveramp Holdings, Inc. (a)	10,374	502,932
LSC Communications, Inc.	4,851	17,803
Matthews International Corp. Class A	4,699	163,760
Medifast, Inc.	1,725	221,318
Monro, Inc.	4,962	423,259
National Research Corp. Class A	1,826	105,159
Navigant Consulting, Inc.	5,916	137,192
PRGX Global, Inc. (a)	3,052	20,509
Priority Technology Holdings, Inc. (a)	994	7,803
Quad/Graphics, Inc. (b)	4,619	36,536
Rent-A-Center, Inc. (a)	7,405	197,195
Resources Connection, Inc.	4,646	74,382
Rosetta Stone, Inc. (a)	3,121	71,408
RR Donnelley & Sons Co.	10,478	20,642
Seacor Marine Holdings Inc. (a)	2,925	43,758
ShotSpotter, Inc. (a) (b)	1,219	53,880
Sotheby’s (a) (b)	4,812	279,722
SP Plus Corp. (a)	3,467	110,701
Strategic Education, Inc.	3,241	576,898
Team, Inc. (a)	4,527	69,354
Textainer Group Holdings Ltd. (a)	4,276	43,102
TriNet Group, Inc. (a)	6,790	460,362
TrueBlue, Inc. (a)	6,065	133,794
Vectrus, Inc. (a)	1,736	70,412
Viad Corp.	3,054	202,297
Weight Watchers International, Inc. (a)	7,104	135,686
Willdan Group, Inc. (a)	1,510	56,248
		15,475,737
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (a)	8,213	221,340
elf Beauty, Inc. (a)	3,987	56,217
Inter Parfums, Inc.	2,673	177,728
Revlon, Inc. Class A (a)	1,047	20,238
		475,523
Foods — 1.2%
B&G Foods, Inc. (b)	9,814	204,131
Bridgford Foods Corp. (a)	263	7,827
Cal-Maine Foods, Inc.	4,791	199,881
Calavo Growers, Inc.	2,464	238,367
The Chefs’ Warehouse, Inc. (a)	3,672	128,777
Dean Foods Co. (b)	11,453	10,580
Fresh Del Monte Produce, Inc.	4,720	127,204
HF Foods Group, Inc. (a)	1,143	39,788
Hostess Brands, Inc. (a)	15,228	219,892
Ingles Markets, Inc. Class A	2,158	67,179
J&J Snack Foods Corp.	2,299	370,024
John B Sanfilippo & Son, Inc.	1,313	104,633
Lancaster Colony Corp.	2,874	427,076
Nathan’s Famous, Inc.	451	35,232
Performance Food Group Co. (a)	15,647	626,349
Sanderson Farms, Inc.	3,024	412,957
Seneca Foods Corp. Class A (a)	1,009	28,081
The Simply Good Foods Co. (a)	10,781	259,607
SpartanNash Co.	5,464	63,765
Tootsie Roll Industries, Inc. (b)	2,485	91,771
United Natural Foods, Inc. (a)	7,637	68,504
Village Super Market, Inc. Class A	1,229	32,581
Weis Markets, Inc.	1,457	53,049
		3,817,255
Health Care – Products — 4.3%
Accelerate Diagnostics, Inc. (a) (b)	4,144	94,815
Accuray, Inc. (a)	13,073	50,592
Alphatec Holdings, Inc. (a)	4,536	20,593
AngioDynamics, Inc. (a)	5,544	109,161
Apyx Medical Corp. (a)	5,062	34,017
AtriCure, Inc. (a)	5,639	168,268
Atrion Corp.	217	185,045
Avanos Medical, Inc. (a)	7,188	313,469
Avedro, Inc. (a)	766	15,044
AxoGen, Inc. (a)	5,176	102,485
Axonics Modulation Technologies, Inc. (a)	2,347	96,157
BioLife Solutions, Inc. (a)	1,015	4,720
BioSig Technologies, Inc. (a)	2,381	22,358
BioTelemetry, Inc. (a)	5,043	242,820
Cardiovascular Systems, Inc. (a)	5,190	222,807
CareDx, Inc. (a)	6,249	224,901

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Celcuity, Inc. (a)	914	$22,850
Cerus Corp. (a)	20,696	116,312
ConforMIS, Inc. (a)	9,706	42,318
CONMED Corp.	4,139	354,174
CryoLife, Inc. (a)	5,540	165,812
Cutera, Inc. (a)	2,144	44,552
CytoSorbents Corp. (a) (b)	4,719	31,193
GenMark Diagnostics, Inc. (a)	8,272	53,685
Genomic Health, Inc. (a)	4,094	238,148
Glaukos Corp. (a)	5,416	408,366
Globus Medical, Inc. Class A (a)	11,554	488,734
Haemonetics Corp. (a)	7,783	936,606
Hanger, Inc. (a)	5,504	105,402
Inogen, Inc. (a)	2,777	185,393
Inspire Medical Systems, Inc. (a)	2,025	122,816
Integer Holdings Corp. (a)	4,938	414,397
Intersect ENT, Inc. (a)	4,667	106,221
Invacare Corp.	5,269	27,346
iRadimed Corp. (a) (b)	671	13,722
iRhythm Technologies, Inc. (a)	3,761	297,420
Lantheus Holdings, Inc. (a)	5,797	164,055
LeMaitre Vascular, Inc.	2,459	68,803
LivaNova PLC (a)	7,379	530,993
Luminex Corp.	6,387	131,828
Meridian Bioscience, Inc.	6,403	76,068
Merit Medical Systems, Inc. (a)	8,142	484,938
Misonix, Inc. (a)	1,117	28,394
NanoString Technologies, Inc. (a)	5,023	152,448
Natus Medical, Inc. (a)	5,125	131,661
Nevro Corp. (a)	4,492	291,216
Novocure Ltd. (a)	12,876	814,149
NuVasive, Inc. (a)	7,892	461,998
OPKO Health, Inc. (a) (b)	51,604	125,914
OraSure Technologies, Inc. (a)	9,349	86,759
Orthofix Medical, Inc. (a)	2,746	145,208
OrthoPediatrics Corp. (a)	1,333	51,987
Patterson Cos., Inc.	12,703	290,899
Pulse Biosciences, Inc. (a) (b)	1,714	22,625
Quanterix Corp. (a)	1,446	48,860
Quidel Corp. (a)	5,380	319,142
Repligen Corp. (a)	7,205	619,270
Rockwell Medical, Inc. (a)	8,478	25,519
RTI Surgical Holdings, Inc. (a)	8,629	36,673
SeaSpine Holdings Corp. (a)	2,409	31,919
Shockwave Medical, Inc. (a)	1,005	57,375
Sientra, Inc. (a)	3,398	20,932
Silk Road Medical, Inc. (a)	1,057	51,222
Soliton, Inc. (a)	333	4,895
STAAR Surgical Co. (a)	6,754	198,433
Surmodics, Inc. (a)	1,974	85,218
Tactile Systems Technology, Inc. (a)	2,760	157,099
Tandem Diabetes Care, Inc. (a)	8,434	544,162
TransEnterix, Inc. (a) (b)	27,972	38,042
Utah Medical Products, Inc.	529	50,625
Varex Imaging Corp. (a)	5,732	175,686
ViewRay, Inc. (a)	10,550	92,945
Wright Medical Group NV (a)	19,175	571,798
Zynex, Inc.	2,365	21,261
		13,293,738
Health Care – Services — 2.0%
Addus HomeCare Corp. (a)	1,603	120,145
Amedisys, Inc. (a)	4,767	578,761
American Renal Associates Holdings, Inc. (a)	2,789	20,750
Apollo Medical Holdings, Inc. (a) (b)	959	16,025
Avalon GloboCare Corp. (a)	3,297	8,572
Brookdale Senior Living, Inc. (a)	28,062	202,327
Catasys, Inc. (a)	1,073	20,623
Cellular Biomedicine Group, Inc. (a) (b)	1,837	30,366
Community Health Systems, Inc. (a) (b)	12,813	34,211
The Ensign Group, Inc.	7,688	437,601
Genesis Healthcare, Inc. (a)	12,374	15,344
Invitae Corp. (a)	13,166	309,401
The Joint Corp. (a)	1,984	36,109
LHC Group, Inc. (a)	4,574	546,959
Magellan Health, Inc. (a)	3,286	243,920
Medpace Holdings, Inc. (a)	4,195	274,437
Natera, Inc. (a)	8,502	234,485
National HealthCare Corp.	1,856	150,614
Neuronetics, Inc. (a)	1,937	24,232
The Providence Service Corp. (a)	1,772	101,606
R1 RCM, Inc. (a)	15,552	195,644
RadNet, Inc. (a)	6,383	88,021
Select Medical Holdings Corp. (a)	16,715	265,267
SI-BONE, Inc. (a)	2,443	49,691
Surgery Partners, Inc. (a)	3,650	29,711
Syneos Health, Inc. (a)	9,463	483,465
Teladoc Health, Inc. (a) (b)	10,855	720,880
Tenet Healthcare Corp. (a)	15,633	322,978
Tivity Health, Inc. (a)	7,215	118,614
Triple-S Management Corp. Class B (a)	3,342	79,707
U.S. Physical Therapy, Inc.	1,910	234,109
Vapotherm, Inc. (a)	685	15,755
		6,010,330
Household Products & Wares — 0.4%
Acco Brands Corp.	15,295	120,372
Central Garden & Pet Co. (a)	1,588	42,797
Central Garden & Pet Co. Class A (a)	6,456	159,076
Helen of Troy Ltd. (a)	3,816	498,331
Quanex Building Products Corp.	5,001	94,469
WD-40 Co.	2,088	332,075
		1,247,120

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 4.1%
AcelRx Pharmaceuticals, Inc. (a)	11,907	$30,125
Aclaris Therapeutics, Inc. (a)	4,681	10,251
Adamas Pharmaceuticals, Inc. (a) (b)	3,541	21,954
Aeglea BioTherapeutics, Inc. (a)	3,971	27,201
Aerie Pharmaceuticals, Inc. (a)	6,414	189,534
Aimmune Therapeutics, Inc. (a)	6,748	140,493
Akcea Therapeutics, Inc. (a) (b)	1,889	44,297
Akebia Therapeutics, Inc. (a)	17,936	86,810
Akorn, Inc. (a)	14,190	73,079
Alector, Inc. (a) (b)	1,491	28,329
Amneal Pharmaceuticals, Inc. (a)	14,235	102,065
Amphastar Pharmaceuticals, Inc. (a)	5,450	115,050
Anika Therapeutics, Inc. (a)	2,097	85,180
Antares Pharma, Inc. (a)	24,581	80,872
Apellis Pharmaceuticals, Inc. (a)	7,343	186,072
Array BioPharma, Inc. (a)	33,864	1,568,919
Arvinas Holding Co. LLC (a) (b)	2,673	58,779
Assertio Therapeutics, Inc. (a)	9,803	33,820
Athenex, Inc. (a)	9,001	178,220
Athersys, Inc. (a) (b)	19,450	32,676
Axcella Health, Inc. (a)	246	2,290
Axsome Therapeutics, Inc. (a)	3,700	95,275
Beyondspring, Inc. (a)	1,626	38,536
BioDelivery Sciences International, Inc. (a)	12,393	57,627
BioScrip, Inc. (a)	18,752	48,755
BioSpecifics Technologies Corp. (a)	932	55,650
Bioxcel Therapeutics, Inc. (a)	916	10,039
Catalyst Pharmaceuticals, Inc. (a)	14,490	55,642
cbdMD, Inc. (a)	1,432	8,449
Checkpoint Therapeutics, Inc. (a)	3,501	10,608
Chiasma, Inc. (a)	3,957	29,559
Chimerix, Inc. (a)	7,456	32,210
Clovis Oncology, Inc. (a)	7,418	110,306
Coherus Biosciences, Inc. (a)	9,404	207,828
Collegium Pharmaceutical, Inc. (a)	4,883	64,211
Concert Pharmaceuticals, Inc. (a)	3,345	40,140
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	9,019	62,502
Corcept Therapeutics, Inc. (a)	14,698	163,883
CorMedix, Inc. (a)	3,581	32,122
Cyclerion Therapeutics, Inc. (a)	3,588	41,083
Cytokinetics, Inc. (a)	8,321	93,611
Dermira, Inc. (a) (b)	7,085	67,733
Diplomat Pharmacy, Inc. (a)	8,619	52,490
Dova Pharmaceuticals, Inc. (a) (b)	1,240	17,484
Eagle Pharmaceuticals, Inc. (a)	1,411	78,564
Eloxx Pharmaceuticals, Inc. (a) (b)	3,503	34,925
Enanta Pharmaceuticals, Inc. (a)	2,607	219,979
Endo International PLC (a)	34,165	140,760
Evofem Biosciences, Inc. (a)	2,147	14,256
Flexion Therapeutics, Inc. (a) (b)	5,169	63,579
G1 Therapeutics, Inc. (a)	5,141	157,623
Galectin Therapeutics, Inc. (a)	4,900	20,335
Global Blood Therapeutics, Inc. (a)	8,272	435,107
Gritstone Oncology, Inc. (a) (b)	3,786	42,176
Harpoon Therapeutics, Inc. (a) (b)	897	11,661
Heron Therapeutics, Inc. (a)	11,213	208,450
Heska Corp. (a)	1,055	89,854
Hookipa Pharma, Inc. (a)	314	2,113
Intellia Therapeutics, Inc. (a) (b)	5,531	90,542
Intra-Cellular Therapies, Inc. (a)	6,811	88,407
Ironwood Pharmaceuticals, Inc. (a)	23,352	255,471
Jounce Therapeutics, Inc. (a)	2,327	11,519
Kadmon Holdings, Inc. (a) (b)	19,774	40,734
Kala Pharmaceuticals, Inc. (a)	3,313	21,137
KalVista Pharmaceuticals, Inc. (a)	1,773	39,272
Kodiak Sciences, Inc. (a)	3,581	41,898
Kura Oncology, Inc. (a)	4,402	86,675
La Jolla Pharmaceutical Co. (a)	3,097	28,647
Lannett Co., Inc. (a) (b)	4,864	29,476
Lifevantage Corp. (a)	2,122	27,544
Madrigal Pharmaceuticals, Inc. (a) (b)	1,187	124,409
Mallinckrodt PLC (a) (b)	12,768	117,210
MannKind Corp. (a) (b)	28,494	32,768
Marinus Pharmaceuticals, Inc. (a)	7,729	32,075
MediciNova, Inc. (a) (b)	6,254	60,226
Mersana Therapeutics, Inc. (a)	5,455	22,093
Millendo Therapeutics, Inc. (a)	1,427	16,496
Minerva Neurosciences, Inc. (a)	4,589	25,836
Mirati Therapeutics, Inc. (a)	3,796	390,988
Momenta Pharmaceuticals, Inc. (a)	14,970	186,377
MyoKardia, Inc. (a)	6,750	338,445
Natural Grocers by Vitamin Cottage, Inc. (a)	1,295	13,015
Nature’s Sunshine Products, Inc. (a)	1,372	12,746
Neogen Corp. (a)	7,791	483,899
Ocular Therapeutix, Inc. (a) (b)	5,685	25,014
Odonate Therapeutics, Inc. (a) (b)	1,177	43,184
Optinose, Inc. (a) (b)	3,786	26,805
Owens & Minor, Inc.	9,628	30,810
Pacira BioSciences, Inc. (a)	6,162	267,985
Paratek Pharmaceuticals, Inc. (a) (b)	4,705	18,773
PhaseBio Pharmaceuticals, Inc. (a)	2,084	27,342
Phibro Animal Health Corp. Class A	3,103	98,582
Portola Pharmaceuticals, Inc. (a) (b)	10,139	275,071
Prestige Consumer Healthcare, Inc. (a)	7,899	250,240
Principia Biopharma, Inc. (a)	2,035	67,542
Progenics Pharmaceuticals, Inc. (a)	12,923	79,735
Protagonist Therapeutics, Inc. (a)	2,303	27,889
Ra Pharmaceuticals, Inc. (a)	4,758	143,073
Reata Pharmaceuticals, Inc. Class A (a)	3,054	288,145
Recro Pharma, Inc. (a)	2,935	29,849
Revance Therapeutics, Inc. (a)	6,688	86,743
Rhythm Pharmaceuticals, Inc. (a)	3,489	76,758

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Senseonics Holdings, Inc. (a) (b)	16,218	$33,085
Seres Therapeutics, Inc. (a) (b)	3,151	10,146
SIGA Technologies, Inc. (a)	8,373	47,559
Spero Therapeutics, Inc. (a)	1,555	17,898
Supernus Pharmaceuticals, Inc. (a)	7,494	247,976
Sutro Biopharma, Inc. (a)	1,650	18,777
Syros Pharmaceuticals, Inc. (a)	5,263	48,735
TG Therapeutics, Inc. (a) (b)	11,945	103,324
TherapeuticsMD, Inc. (a) (b)	29,926	77,808
Tricida, Inc. (a)	3,317	130,889
Turning Point Therapeutics I (a)	1,008	41,026
UroGen Pharma Ltd. (a)	2,846	102,285
USANA Health Sciences, Inc. (a)	2,054	163,149
Vanda Pharmaceuticals, Inc. (a)	7,913	111,494
Verrica Pharmaceuticals, Inc. (a)	1,958	22,752
Voyager Therapeutics, Inc. (a)	3,667	99,816
Xencor, Inc. (a)	7,188	294,205
Xeris Pharmaceuticals, Inc. (a)	4,051	46,343
Zogenix, Inc. (a) (b)	6,481	309,662
Zynerba Pharmaceuticals, Inc. (a)	3,160	42,818
		12,462,333
		71,983,498
Diversified — 0.0%
Holding Company – Diversified — 0.0%
GTY Technology Holdings, Inc. (a)	4,577	31,352
Energy — 4.2%
Coal — 0.3%
Advanced Emissions Solutions, Inc. (b)	2,507	31,688
Arch Coal, Inc. Class A	2,560	241,178
CONSOL Energy, Inc. (a)	4,179	111,203
Hallador Energy Co.	3,076	17,318
NACCO Industries, Inc. Class A	556	28,879
Peabody Energy Corp.	10,753	259,147
Ramaco Resources, Inc. (a)	1,416	7,533
SunCoke Energy, Inc. (a)	12,978	115,245
Warrior Met Coal, Inc.	7,857	205,225
		1,017,416
Energy – Alternate Sources — 0.5%
Amyris, Inc. (a) (b)	5,662	20,157
Clean Energy Fuels Corp. (a)	20,669	55,186
Enphase Energy, Inc. (a) (b)	13,955	254,399
FutureFuel Corp.	3,848	44,983
Green Plains, Inc.	5,997	64,648
Pattern Energy Group, Inc. Class A	13,418	309,821
Plug Power, Inc. (a) (b)	34,888	78,498
Renewable Energy Group, Inc. (a)	5,593	88,705
REX American Resources Corp. (a)	859	62,621
Sunrun, Inc. (a)	16,809	315,337
TerraForm Power, Inc. Class A	11,096	158,673
TPI Composites, Inc. (a)	4,390	108,521
Vivint Solar, Inc. (a) (b)	6,626	48,370
		1,609,919
Oil & Gas — 2.1%
Abraxas Petroleum Corp. (a)	23,953	24,672
Altus Midstream Co. Class A (a)	7,653	28,469
Berry Petroleum Corp.	9,627	102,046
Bonanza Creek Energy, Inc. (a)	2,918	60,928
Brigham Minerals, Inc. Class A (a)	2,442	52,405
California Resources Corp. (a) (b)	7,347	144,589
Callon Petroleum Co. (a)	34,767	229,115
Carrizo Oil & Gas, Inc. (a)	13,513	135,400
Chaparral Energy, Inc. Class A (a)	4,716	22,212
CNX Resources Corp. (a)	29,519	215,784
Comstock Resources, Inc. (a)	2,279	12,694
CVR Energy, Inc.	4,495	224,705
Delek US Holdings, Inc.	11,643	471,774
Denbury Resources, Inc. (a) (b)	69,883	86,655
Diamond Offshore Drilling, Inc. (a) (b)	9,857	87,432
Earthstone Energy, Inc. Class A (a)	2,818	17,246
Evolution Petroleum Corp.	4,128	29,515
Extraction Oil & Gas, Inc. (a)	15,205	65,838
Falcon Minerals Corp. (a)	5,857	49,199
Goodrich Petroleum Corp. (a)	1,370	17,796
Gulfport Energy Corp. (a)	24,341	119,514
HighPoint Resources Corp. (a)	17,311	31,506
Isramco, Inc. (a)	117	13,865
Jagged Peak Energy, Inc. (a) (b)	9,945	82,245
Laredo Petroleum, Inc. (a)	27,417	79,509
Magnolia Oil & Gas Corp. Class A (a)	15,348	177,730
Mammoth Energy Services, Inc.	1,855	12,762
Matador Resources Co. (a)	16,873	335,435
Midstates Petroleum Co., Inc. (a)	2,099	12,363
Montage Resources Corp. (a)	3,248	19,813
Murphy USA, Inc. (a)	4,635	389,479
Nabors Industries Ltd.	53,578	155,376
Noble Corp. PLC (a)	37,681	70,463
Northern Oil and Gas, Inc. (a)	42,453	81,934
Oasis Petroleum, Inc. (a)	48,525	275,622
Pacific Drilling SA (a)	4,536	57,154
Panhandle Oil & Gas, Inc. Class A	2,306	30,070
Par Pacific Holdings, Inc. (a)	5,224	107,197
Parker Drilling Co. (a)	1,416	28,717
PDC Energy, Inc. (a)	10,098	364,134
Penn Virginia Corp. (a)	2,061	63,232
PrimeEnergy Corp. (a)	79	10,517
QEP Resources, Inc. (a)	36,343	262,760
Ring Energy, Inc. (a)	9,144	29,718
Roan Resources, Inc. (a)	5,414	9,420
Rosehill Resources, Inc. (a) (b)	1,588	5,876
SandRidge Energy, Inc. (a)	4,788	33,133
Seadrill Ltd. (a)	8,905	37,045
SilverBow Resources, Inc. (a)	1,011	14,002

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SM Energy Co.	17,024	$213,141
Southwestern Energy Co. (a)	82,615	261,063
SRC Energy, Inc. (a)	36,782	182,439
Talos Energy, Inc. (a)	3,087	74,242
Tellurian, Inc. (a) (b)	14,342	112,585
Trecora Resources (a)	3,148	30,126
Unit Corp. (a)	8,064	71,689
W&T Offshore, Inc. (a)	14,313	70,993
Whiting Petroleum Corp. (a)	13,827	258,288
		6,263,631
Oil & Gas Services — 1.2%
Archrock, Inc.	19,581	207,559
C&J Energy Services, Inc. (a)	9,997	117,765
DMC Global, Inc.	2,196	139,117
Dril-Quip, Inc. (a)	5,499	263,952
Era Group, Inc. (a)	3,163	26,379
Exterran Corp. (a)	4,806	68,341
Flotek Industries, Inc. (a)	8,410	27,837
Forum Energy Technologies, Inc. (a)	12,590	43,058
Frank’s International NV (a)	16,196	88,430
FTS International, Inc. (a)	4,902	27,353
Geospace Technologies Corp. (a)	2,009	30,356
Helix Energy Solutions Group, Inc. (a)	21,561	186,071
Independence Contract Drilling, Inc. (a)	7,216	11,401
Keane Group, Inc. (a)	8,070	54,230
KLX Energy Services Holdings, Inc. (a)	3,163	64,620
Liberty Oilfield Services, Inc. Class A (b)	6,798	109,992
Matrix Service Co. (a)	4,052	82,094
McDermott International, Inc. (a)	27,577	266,394
MRC Global, Inc. (a)	12,088	206,947
National Energy Services Reunited Corp. (a)	3,602	31,337
Natural Gas Services Group, Inc. (a)	1,909	31,498
NCS Multistage Holdings, Inc. (a)	1,963	6,969
Newpark Resources, Inc. (a)	13,616	101,031
Nine Energy Service, Inc. (a)	2,415	41,852
NOW, Inc. (a)	16,459	242,935
Oceaneering International, Inc. (a)	15,054	306,951
Oil States International, Inc. (a)	9,104	166,603
ProPetro Holding Corp. (a)	12,147	251,443
RPC, Inc.	8,835	63,700
Select Energy Services, Inc. Class A (a)	9,003	104,525
Smart Sand, Inc. (a)	3,094	7,549
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,671	69,972
Superior Energy Services, Inc. (a)	24,024	31,231
TETRA Technologies, Inc. (a)	17,966	29,285
Thermon Group Holdings, Inc. (a)	4,940	126,711
US Silica Holdings, Inc. (b)	11,139	142,468
US Well Services, Inc. (a)	3,044	14,672
		3,792,628
Pipelines — 0.1%
NextDecade Corp. (a)	1,732	10,946
SemGroup Corp. Class A	12,063	144,756
		155,702
		12,839,296
Financial — 25.3%
Banks — 9.6%
The The Bank of Princeton	884	26,520
1st Constitution Bancorp	1,192	22,016
1st Source Corp.	2,142	99,389
ACNB Corp.	1,066	42,182
Allegiance Bancshares, Inc. (a)	2,959	98,653
Amalgamated Bank Class A	2,103	36,697
Amerant Bancorp, Inc. (a)	2,939	57,928
American National Bankshares, Inc.	1,639	63,511
Ameris Bancorp	7,171	281,031
Ames National Corp.	1,347	36,504
Arrow Financial Corp.	1,883	65,397
Atlantic Capital Bancshares, Inc. (a)	3,586	61,392
Atlantic Union Bankshares Corp.	12,351	436,361
BancFirst Corp.	2,828	157,406
The Bancorp, Inc. (a)	7,712	68,791
BancorpSouth Bank	14,548	422,474
Bank First National Corp.	878	60,547
Bank of Commerce Holdings	2,635	28,168
Bank of Marin Bancorp	2,028	83,189
The Bank of NT Butterfield & Son Ltd.	8,305	282,038
Bank7 Corp. (a)	626	11,575
Bankwell Financial Group, Inc.	1,010	28,987
Banner Corp.	5,249	284,233
Bar Harbor Bankshares	2,337	62,141
Baycom Corp. (a)	1,549	33,923
BCB Bancorp, Inc.	2,161	29,930
Bridge Bancorp, Inc.	2,463	72,560
Bridgewater Bancshares, Inc. (a)	3,589	41,417
Bryn Mawr Bank Corp.	3,024	112,856
Business First Bancshares, Inc.	1,894	48,202
Byline Bancorp, Inc. (a)	3,537	67,627
C&F Financial Corp.	489	26,704
Cadence BanCorp	19,090	397,072
Cambridge Bancorp	652	53,138
Camden National Corp.	2,338	107,244
Capital Bancorp, Inc. /MD (a)	1,205	14,822
Capital City Bank Group, Inc.	2,040	50,694
Capstar Financial Holdings, Inc.	2,221	33,648
Carolina Financial Corp.	3,180	111,586
Carter Bank & Trust (a)	3,439	67,920
Cathay General Bancorp	11,660	418,711

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBTX, Inc.	2,826	$79,524
CenterState Bank Corp.	19,134	440,656
Central Pacific Financial Corp.	4,261	127,660
Central Valley Community Bancorp	1,801	38,667
Century Bancorp, Inc. Class A	435	38,237
Chemical Financial Corp.	10,885	447,482
Chemung Financial Corp.	540	26,104
Citizens & Northern Corp.	1,792	47,183
City Holding Co.	2,444	186,379
Civista Bancshares, Inc.	2,331	52,331
CNB Financial Corp.	2,228	62,919
Coastal Financial Corp. (a)	1,123	17,373
Codorus Valley Bancorp, Inc.	1,345	30,935
Colony Bankcorp, Inc.	1,129	19,137
Columbia Banking System, Inc.	11,171	404,167
Community Bank System, Inc.	7,728	508,812
The Community Financial Corp.	742	25,028
Community Trust Bancorp, Inc.	2,366	100,058
ConnectOne Bancorp, Inc.	5,034	114,070
Customers Bancorp, Inc. (a)	4,352	91,392
CVB Financial Corp.	20,290	426,699
DNB Financial Corp.	528	23,480
Eagle Bancorp, Inc.	5,116	276,929
Enterprise Bancorp, Inc.	1,361	43,157
Enterprise Financial Services Corp.	3,745	155,792
Equity Bancshares, Inc. Class A (a)	2,297	61,238
Esquire Financial Holdings, Inc. (a)	968	24,345
Evans Bancorp, Inc.	689	25,996
Farmers & Merchants Bancorp, Inc. /Archbold OH (b)	1,531	44,583
Farmers National Banc Corp.	3,932	58,312
FB Financial Corp.	2,586	94,648
Fidelity D&D Bancorp, Inc.	430	28,896
Fidelity Southern Corp.	3,228	99,971
Financial Institutions, Inc.	2,354	68,619
First BanCorp	32,627	360,202
First Bancorp	4,454	162,215
First Bancorp, Inc.	1,586	42,584
The First Bancshares, Inc.	2,519	76,426
First Bank/Hamilton NJ	2,518	29,561
First Busey Corp.	7,886	208,269
First Business Financial Services, Inc.	1,227	28,835
First Choice Bancorp	1,530	34,792
First Commonwealth Financial Corp.	14,877	200,393
First Community Bancshares, Inc.	2,344	79,133
First Financial Bancorp	14,816	358,844
First Financial Bankshares, Inc.	19,772	608,780
First Financial Corp.	1,814	72,850
First Foundation, Inc.	5,941	79,847
First Guaranty Bancshares, Inc.	731	15,241
First Internet Bancorp	1,451	31,255
First Interstate BancSystem, Inc. Class A	5,693	225,500
First Merchants Corp.	6,807	257,985
First Mid Bancshares, Inc.	2,210	77,173
First Midwest Bancorp, Inc.	16,192	331,450
First Northwest Bancorp	1,354	22,003
The First of Long Island Corp.	3,636	73,011
Flagstar Bancorp, Inc.	4,317	143,065
FNCB Bancorp, Inc.	2,599	20,116
Franklin Financial Network, Inc.	1,995	55,581
Franklin Financial Services Corp.	637	24,282
Fulton Financial Corp.	25,085	410,641
FVCBankcorp, Inc. (a)	1,843	35,791
German American Bancorp Inc.	3,529	106,293
Glacier Bancorp, Inc.	12,890	522,689
Great Southern Bancorp, Inc.	1,682	100,668
Great Western Bancorp, Inc.	8,699	310,728
Guaranty Bancshares, Inc.	1,250	38,938
Hancock Whitney Corp.	13,008	521,100
Hanmi Financial Corp.	4,575	101,885
HarborOne Bancorp, Inc. (a)	2,195	41,112
Hawthorn Bancshares, Inc.	860	23,048
Heartland Financial USA, Inc.	4,983	222,890
Heritage Commerce Corp.	6,354	77,836
Heritage Financial Corp.	5,569	164,508
Hilltop Holdings, Inc.	11,017	234,332
Home BancShares, Inc.	23,585	454,247
HomeStreet, Inc. (a)	3,797	112,543
Hope Bancorp, Inc.	18,336	252,670
Horizon Bancorp, Inc.	5,665	92,566
Howard Bancorp, Inc. (a)	2,018	30,613
IBERIABANK Corp.	8,199	621,894
Independent Bank Corp.	3,437	74,892
Independent Bank Corp.	5,047	384,329
Independent Bank Group, Inc.	5,509	302,775
International Bancshares Corp.	8,453	318,763
Investar Holding Corp.	1,413	33,700
Kearny Financial Corp.	12,647	168,079
Lakeland Bancorp, Inc.	7,405	119,591
Lakeland Financial Corp.	3,745	175,378
LCNB Corp.	1,897	36,043
LegacyTexas Financial Group, Inc.	7,319	297,956
Level One Bancorp, Inc.	764	19,092
Live Oak Bancshares, Inc. (b)	3,892	66,748
Luther Burbank Corp.	3,044	33,149
Macatawa Bank Corp.	3,879	39,799
Mackinac Financial Corp.	1,399	22,104
MainStreet Bancshares, Inc. (a)	1,078	24,568
MBT Financial Corp.	5,432	54,429
Mercantile Bank Corp.	2,459	80,114
Merchants Bancorp	1,310	22,309
Metropolitan Bank Holding Corp. (a)	1,067	46,948
Mid Penn Bancorp, Inc.	1,046	26,098
Midland States Bancorp, Inc.	3,293	87,989
MidSouth Bancorp, Inc.	2,389	28,310
MidWestOne Financial Group, Inc.	1,803	50,412

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MVB Financial Corp.	1,430	$24,253
National Bank Holdings Corp. Class A	4,486	162,842
National Bankshares, Inc.	940	36,594
NBT Bancorp, Inc.	6,486	243,290
Nicolet Bankshares, Inc. (a)	1,245	77,265
Northeast Bank (a)	1,169	32,241
Northrim BanCorp, Inc.	1,002	35,731
Norwood Financial Corp.	883	30,737
Oak Valley Bancorp	1,078	21,075
OFG Bancorp	7,686	182,696
Ohio Valley Banc Corp.	640	24,685
Old Line Bancshares, Inc.	2,315	61,602
Old National Bancorp	26,296	436,251
Old Second Bancorp, Inc.	4,338	55,396
OP Bancorp	1,973	21,387
Opus Bank	3,328	70,254
Origin Bancorp, Inc.	2,937	96,921
Orrstown Financial Services, Inc.	1,557	34,238
Pacific Mercantile Bancorp (a)	2,956	24,387
Park National Corp.	2,039	202,656
Parke Bancorp, Inc.	1,369	32,788
PCB Bancorp	1,880	32,035
PCSB Financial Corp.	2,448	49,572
Peapack Gladstone Financial Corp.	2,875	80,845
Penns Woods Bancorp, Inc.	699	31,630
People’s Utah Bancorp	2,383	70,060
Peoples Bancorp of North Carolina, Inc.	670	20,134
Peoples Bancorp, Inc.	2,733	88,167
Peoples Financial Services Corp.	1,031	46,385
Ponce de Leon Federal Bank (a)	1,385	19,792
Preferred Bank	2,136	100,926
Premier Financial Bancorp, Inc.	1,984	29,760
Provident Bancorp, Inc. (a)	682	19,089
QCR Holdings, Inc.	2,242	78,179
RBB Bancorp	2,466	47,692
Red River Bancshares, Inc. (a)	53	2,568
Reliant Bancorp, Inc.	1,530	36,154
Renasant Corp.	8,662	311,312
Republic Bancorp, Inc. Class A	1,482	73,729
Republic First Bancorp, Inc. (a)	6,549	32,156
S&T Bancorp, Inc.	5,107	191,410
Sandy Spring Bancorp, Inc.	5,345	186,434
SB One Bancorp	1,244	27,803
Seacoast Banking Corp. of Florida (a)	7,675	195,252
Select Bancorp, Inc. (a)	2,483	28,406
ServisFirst Bancshares, Inc.	7,231	247,734
Shore Bancshares, Inc.	1,877	30,670
Sierra Bancorp	2,170	58,850
Simmons First National Corp. Class A	13,799	320,965
SmartFinancial, Inc. (a)	1,933	41,927
South Plains Financial, Inc. (a)	518	8,547
South State Corp.	5,330	392,661
Southern First Bancshares, Inc. (a)	1,037	40,609
Southern National Bancorp of Virginia, Inc.	3,051	46,711
Southside Bancshares, Inc.	4,872	157,755
Spirit of Texas Bancshares, Inc. (a)	1,783	40,118
Sterling Bancorp, Inc.	2,576	25,683
Stock Yards Bancorp, Inc.	3,080	111,342
Summit Financial Group, Inc.	1,708	45,860
Tompkins Financial Corp.	2,240	182,784
Towne Bank	10,126	276,237
TriCo Bancshares	4,066	153,695
TriState Capital Holdings, Inc. (a)	3,739	79,790
Triumph Bancorp, Inc. (a)	3,744	108,763
TrustCo Bank Corp NY	14,442	114,381
Trustmark Corp.	9,779	325,152
UMB Financial Corp.	6,723	442,508
Union Bankshares, Inc.	590	21,836
United Bankshares, Inc.	14,832	550,119
United Community Banks, Inc.	11,974	341,977
United Security Bancshares/Fresno CA	2,065	23,520
Unity Bancorp, Inc.	1,170	26,559
Univest Corp. of Pennsylvania	4,373	114,835
Valley National Bancorp	49,337	531,853
Veritex Holdings, Inc.	7,994	207,444
Walker & Dunlop, Inc.	4,209	223,961
Washington Trust Bancorp, Inc.	2,296	119,805
WesBanco, Inc.	8,029	309,518
West Bancorporation, Inc.	2,440	51,777
Westamerica Bancorp.	3,962	244,099
Western New England Bancorp, Inc.	3,622	33,829
		29,166,576
Diversified Financial Services — 2.3%
Aircastle Ltd.	7,962	169,272
Altisource Portfolio Solutions SA (a)	887	17,439
Ares Management Corp. Class A	9,778	255,890
Artisan Partners Asset Management, Inc. Class A	7,603	209,235
Associated Capital Group, Inc. Class A (b)	293	10,958
Blucora, Inc. (a)	7,306	221,883
Boston Private Financial Holdings, Inc.	12,612	152,227
Cohen & Steers, Inc.	3,460	177,982
Columbia Financial, Inc. (a)	8,024	121,162
Cowen, Inc. (a)	4,370	75,120
Curo Group Holdings Corp. (a)	2,647	29,249
Deluxe Corp.	6,649	270,348
Diamond Hill Investment Group, Inc.	500	70,860
Elevate Credit, Inc. (a)	3,176	13,085
Encore Capital Group, Inc. (a)	4,696	159,054
Enova International, Inc. (a)	5,011	115,504
Federal Agricultural Mortgage Corp. Class C	1,376	99,980

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Federated Investors, Inc. Class B	14,651	$476,158
Focus Financial Partners, Inc. Class A (a)	4,604	125,735
Gain Capital Holdings, Inc. (b)	2,892	11,944
GAMCO Investors, Inc. Class A	830	15,911
Greenhill & Co., Inc.	2,601	35,348
Hamilton Lane, Inc. Class A	3,311	188,926
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,355	263,624
Houlihan Lokey, Inc.	5,111	227,593
INTL. FCStone, Inc. (a)	2,422	95,887
Ladenburg Thalmann Financial Services, Inc.	18,040	61,877
LendingClub Corp. (a)	50,001	164,003
Marlin Business Services Corp.	1,360	33,905
Meta Financial Group, Inc.	5,588	156,743
MMA Capital Holdings, Inc. (a)	744	24,902
Moelis & Co. Class A	7,216	252,199
Mr Cooper Group, Inc. (a)	11,566	92,644
Nelnet, Inc. Class A	2,718	160,960
Och-Ziff Capital Management Group, Inc. Class A	2,560	58,778
Ocwen Financial Corp. (a)	20,444	42,319
On Deck Capital, Inc. (a)	10,102	41,923
Oppenheimer Holdings, Inc. Class A	1,453	39,551
Paysign, Inc. (a)	4,525	60,499
PennyMac Financial Services, Inc.	3,791	84,084
Piper Jaffray Cos.	2,090	155,224
PJT Partners, Inc. Class A	3,527	142,914
PRA Group, Inc. (a)	6,841	192,506
Pzena Investment Management, Inc. Class A	2,771	23,803
Regional Management Corp. (a)	1,393	36,733
Siebert Financial Corp. (a)	1,039	9,351
Silvercrest Asset Management Group, Inc. Class A	1,316	18,464
Stifel Financial Corp.	10,450	617,177
Virtus Investment Partners, Inc.	1,011	108,581
Waddell & Reed Financial, Inc. Class A	11,267	187,821
WageWorks, Inc. (a)	6,079	308,752
Westwood Holdings Group, Inc.	1,213	42,698
WisdomTree Investments, Inc.	20,256	124,980
World Acceptance Corp. (a)	1,012	166,079
		7,019,844
Insurance — 2.9%
Ambac Financial Group, Inc. (a)	6,859	115,574
American Equity Investment Life Holding Co.	13,700	372,092
AMERISAFE, Inc.	2,903	185,124
Argo Group International Holdings Ltd.	4,960	367,288
Citizens, Inc. (a) (b)	7,597	55,458
CNO Financial Group, Inc.	24,392	406,859
Crawford & Co. Class A	2,506	26,388
Donegal Group, Inc. Class A	1,556	23,760
eHealth, Inc. (a)	3,396	292,396
EMC Insurance Group, Inc.	1,426	51,379
Employers Holdings, Inc.	4,778	201,966
Enstar Group Ltd. (a)	1,746	304,293
Essent Group Ltd. (a)	14,639	687,887
FBL Financial Group, Inc. Class A	1,480	94,424
Fednat Holding Co.	1,743	24,873
FGL Holdings	22,145	186,018
Genworth Financial, Inc. Class A (a)	76,911	285,340
Global Indemnity Ltd.	1,259	38,979
Goosehead Insurance, Inc. Class A (b)	1,699	81,212
Greenlight Capital Re Ltd. Class A (a)	4,495	38,163
GWG Holdings, Inc.	276	1,971
Hallmark Financial Services, Inc. (a)	2,050	29,171
HCI Group, Inc.	988	39,984
Health Insurance Innovations, Inc. Class A (a) (b)	1,483	38,439
Heritage Insurance Holdings, Inc.	4,049	62,395
Horace Mann Educators Corp.	6,282	253,102
Independence Holding Co.	762	29,505
Investors Title Co.	208	34,736
James River Group Holdings Ltd.	4,498	210,956
Kinsale Capital Group, Inc.	2,988	273,342
MBIA, Inc. (a)	12,864	119,764
National General Holdings Corp.	10,294	236,144
National Western Life Group, Inc. Class A	348	89,436
NI Holdings, Inc. (a)	1,480	26,063
NMI Holdings, Inc. Class A (a)	9,897	280,976
Palomar Holdings, Inc. (a)	862	20,722
ProAssurance Corp.	8,097	292,383
Protective Insurance Corp. Class B	1,447	25,134
Radian Group, Inc.	31,807	726,790
RLI Corp.	6,068	520,088
Safety Insurance Group, Inc.	2,242	213,281
Selective Insurance Group, Inc.	8,893	665,997
State Auto Financial Corp.	2,610	91,350
Stewart Information Services Corp.	3,562	144,225
Third Point Reinsurance Ltd. (a)	11,282	116,430
Tiptree, Inc.	3,920	24,696
Trupanion, Inc. (a) (b)	4,321	156,118
United Fire Group, Inc.	3,216	155,847
United Insurance Holdings Corp.	3,068	43,750
Universal Insurance Holdings, Inc.	4,684	130,684
Watford Holdings Ltd. (a)	3,075	84,316
		8,977,268
Investment Companies — 0.1%
B. Riley Financial, Inc.	3,059	63,811

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BrightSphere Investment Group PLC	10,657	$121,596
Ellington Financial, Inc.	4,096	73,605
Medallion Financial Corp. (a)	3,137	21,143
Rafael Holdings, Inc. Class B (a)	1,601	46,029
		326,184
Private Equity — 0.2%
Kennedy-Wilson Holdings, Inc.	18,680	384,248
Safeguard Scientifics, Inc. (a)	2,958	35,703
		419,951
Real Estate — 0.7%
Alexander & Baldwin, Inc.	10,425	240,817
American Realty Investors, Inc. (a) (b)	441	6,015
Consolidated-Tomoka Land Co.	757	45,193
Cushman & Wakefield PLC (a)	15,565	278,302
eXp World Holdings, Inc. (a)	2,421	26,946
Farmland Partners, Inc. (b)	4,376	30,851
Forestar Group, Inc. (a)	1,557	30,439
FRP Holdings, Inc. (a)	1,055	58,837
Griffin Industrial Realty, Inc.	149	5,267
HFF, Inc. Class A	5,811	264,284
Legacy Housing Corp. (a)	696	8,665
Marcus & Millichap, Inc. (a)	3,485	107,512
Maui Land & Pineapple Co., Inc. (a)	1,071	11,021
McGrath RentCorp	3,679	228,650
Newmark Group, Inc. Class A	21,818	195,926
RE/MAX Holdings, Inc. Class A	2,714	83,483
Realogy Holdings Corp.	17,291	125,187
Redfin Corp. (a)	13,415	241,202
The RMR Group, Inc. Class A	1,096	51,490
Safehold, Inc.	1,130	34,126
Stratus Properties, Inc. (a)	900	29,187
Transcontinental Realty Investors, Inc. (a)	139	3,563
Whitestone REIT	5,793	73,513
		2,180,476
Real Estate Investment Trusts (REITS) — 7.8%
Acadia Realty Trust	12,373	338,649
AG Mortgage Investment Trust, Inc.	4,942	78,578
Agree Realty Corp.	5,715	366,046
Alexander’s, Inc.	324	119,977
American Assets Trust, Inc.	7,074	333,327
American Finance Trust, Inc.	16,246	177,081
Anworth Mortgage Asset Corp.	15,000	56,850
Apollo Commercial Real Estate Finance, Inc.	23,101	424,827
Ares Commercial Real Estate Corp.	4,113	61,119
Armada Hoffler Properties, Inc.	7,913	130,960
ARMOUR Residential REIT, Inc.	9,032	168,356
Ashford Hospitality Trust, Inc.	13,679	40,627
Blackstone Mortgage Trust, Inc. Class A	19,169	682,033
Bluerock Residential Growth REIT, Inc.	3,227	37,917
Braemar Hotels & Resorts, Inc.	4,567	45,213
BRT Apartments Corp.	1,412	19,952
Capstead Mortgage Corp.	12,840	107,214
CareTrust REIT, Inc.	14,514	345,143
Catchmark Timber Trust, Inc. Class A	7,354	76,849
CBL & Associates Properties, Inc. (b)	25,002	26,002
Cedar Realty Trust, Inc.	13,009	34,474
Chatham Lodging Trust	6,975	131,618
Cherry Hill Mortgage Investment Corp.	2,439	39,024
Chesapeake Lodging Trust	9,077	257,968
CIM Commercial Trust Corp.	609	12,558
City Office REIT, Inc.	5,951	71,353
Clipper Realty, Inc.	2,210	24,708
Colony Credit Real Estate Inc.	12,283	190,387
Community Healthcare Trust, Inc.	2,730	107,589
CoreCivic, Inc.	18,108	375,922
CorEnergy Infrastructure Trust, Inc. (b)	1,958	77,654
CorePoint Lodging Inc.	6,315	78,243
DiamondRock Hospitality Co.	30,570	316,094
Dynex Capital, Inc.	3,636	60,903
Easterly Government Properties, Inc.	10,375	187,891
EastGroup Properties, Inc.	5,519	640,094
Exantas Capital Corp.	4,542	51,370
First Industrial Realty Trust, Inc.	19,165	704,122
Four Corners Property Trust, Inc.	10,411	284,533
Franklin Street Properties Corp.	15,824	116,781
Front Yard Residential Corp.	7,525	91,956
The GEO Group, Inc.	18,091	380,092
Getty Realty Corp.	5,066	155,830
Gladstone Commercial Corp.	4,552	96,593
Gladstone Land Corp. (b)	2,481	28,606
Global Medical REIT, Inc.	4,679	49,130
Global Net Lease, Inc.	12,829	251,705
Great Ajax Corp.	2,464	34,496
Healthcare Realty Trust, Inc.	19,445	609,017
Hersha Hospitality Trust	5,287	87,447
Independence Realty Trust, Inc.	13,672	158,185
Industrial Logistics Properties Trust	9,854	205,160
Innovative Industrial Properties, Inc. (b)	1,425	176,073
Invesco Mortgage Capital, Inc.	19,635	316,516
Investors Real Estate Trust	1,791	105,078
iStar, Inc.	9,395	116,686
Jernigan Capital, Inc.	3,171	65,006
Kite Realty Group Trust	12,593	190,532
KKR Real Estate Finance Trust, Inc.	3,821	76,114
Ladder Capital Corp.	15,642	259,814
Lexington Realty Trust	34,829	327,741
LTC Properties, Inc.	5,985	273,275
Mack-Cali Realty Corp.	13,780	320,936
Monmouth Real Estate Investment Corp.	13,856	187,749
National Health Investors, Inc.	6,363	496,505
National Storage Affiliates Trust	8,651	250,360

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
New Senior Investment Group, Inc.	12,580	$84,538
New York Mortgage Trust, Inc.	31,672	196,366
NexPoint Residential Trust, Inc.	2,844	117,742
NorthStar Realty Europe Corp.	6,670	109,588
One Liberty Properties, Inc.	2,337	67,680
Orchid Island Capital, Inc. (b)	7,843	49,881
Pebblebrook Hotel Trust	19,769	557,090
Pennsylvania REIT (b)	10,556	68,614
PennyMac Mortgage Investment Trust	11,455	250,063
Physicians Realty Trust	28,222	492,192
Piedmont Office Realty Trust, Inc. Class A	19,029	379,248
PotlatchDeltic Corp.	10,052	391,827
Preferred Apartment Communities, Inc. Class A	6,577	98,326
PS Business Parks, Inc.	3,042	512,668
QTS Realty Trust, Inc. Class A	8,318	384,125
Ready Capital Corp. REIT	4,735	70,552
Redwood Trust, Inc.	14,598	241,305
Retail Opportunity Investments Corp.	17,116	293,197
Retail Value, Inc.	2,264	78,787
Rexford Industrial Realty, Inc.	15,782	637,119
RLJ Lodging Trust	26,173	464,309
RPT Realty	11,925	144,412
Ryman Hospitality Properties, Inc.	6,975	565,603
Sabra Health Care REIT, Inc.	27,204	535,647
Saul Centers, Inc.	1,805	101,315
Senior Housing Properties Trust	35,988	297,621
Seritage Growth Properties Class A (b)	4,966	213,339
Spirit MTA REIT	6,551	54,635
STAG Industrial, Inc.	19,226	581,394
Summit Hotel Properties, Inc.	15,734	180,469
Sunstone Hotel Investors, Inc.	34,700	475,737
Tanger Factory Outlet Centers, Inc. (b)	13,897	225,270
Terreno Realty Corp.	9,442	463,036
UMH Properties, Inc.	5,326	66,096
Uniti Group, Inc.	28,130	267,235
Universal Health Realty Income Trust	1,949	165,529
Urban Edge Properties	17,498	303,240
Urstadt Biddle Properties, Inc. Class A	4,494	94,374
Washington Prime Group, Inc. (b)	28,414	108,541
Washington Real Estate Investment Trust	12,193	325,919
Western Asset Mortgage Capital Corp.	7,153	71,387
Xenia Hotels & Resorts, Inc.	17,232	359,287
		23,855,911
REITS — 0.2%
Arlington Asset Investment Corp. Class A (b)	5,488	37,757
Essential Properties Realty Trust, Inc.	7,529	150,881
Granite Point Mortgage Trust, Inc.	8,067	154,806
Office Properties, Inc. ome Trust	7,251	190,484
TPG RE Finance Trust, Inc.	7,517	145,003
		678,931
Savings & Loans — 1.5%
Axos Financial, Inc. (a)	8,785	239,391
Banc of California, Inc.	6,890	96,253
BankFinancial Corp.	2,121	29,673
Berkshire Hills Bancorp, Inc.	7,030	220,672
Brookline Bancorp, Inc.	11,918	183,299
Capitol Federal Financial, Inc.	20,050	276,088
Community Bankers Trust Corp.	3,181	26,943
Dime Community Bancshares, Inc.	4,818	91,494
Entegra Financial Corp. (a)	1,031	31,054
ESSA Bancorp, Inc.	1,369	20,877
First Capital, Inc.	492	24,866
First Defiance Financial Corp.	2,931	83,739
First Financial Northwest, Inc.	1,180	16,697
Flushing Financial Corp.	4,104	91,109
FS Bancorp, Inc.	607	31,485
Greene County Bancorp, Inc.	471	13,857
Hingham Institution for Savings	211	41,780
Home Bancorp Inc.	1,164	44,791
HomeTrust Bancshares, Inc.	2,446	61,492
Investors Bancorp, Inc.	35,049	390,796
Malvern Bancorp, Inc. (a)	1,109	24,409
Meridian Bancorp, Inc.	7,279	130,221
MutualFirst Financial, Inc.	917	31,215
Northfield Bancorp, Inc.	6,690	104,431
Northwest Bancshares, Inc.	15,242	268,412
OceanFirst Financial Corp.	7,674	190,699
Oritani Financial Corp.	5,988	106,227
Pacific Premier Bancorp, Inc.	9,332	288,172
Provident Financial Holdings, Inc.	886	18,597
Provident Financial Services, Inc.	9,379	227,441
Prudential Bancorp, Inc.	1,370	25,920
Riverview Bancorp, Inc.	3,191	27,251
Southern Missouri Bancorp, Inc.	1,194	41,587
Territorial Bancorp, Inc.	1,199	37,049
Timberland Bancorp, Inc.	1,132	33,824
United Community Financial Corp.	7,247	69,354
United Financial Bancorp, Inc.	7,715	109,399
Washington Federal, Inc.	12,175	425,273
Waterstone Financial, Inc.	3,745	63,890
WSFS Financial Corp.	7,987	329,863
		4,569,590
		77,194,731

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	4,685	$97,589
Industrial — 14.0%
Aerospace & Defense — 1.1%
AAR Corp.	5,068	186,452
Aerojet Rocketdyne Holdings, Inc. (a)	11,103	497,081
Aerovironment, Inc. (a)	3,236	183,708
Astronics Corp. (a)	3,685	148,211
Barnes Group, Inc.	7,269	409,535
Coda Octopus Group, Inc. (a)	704	9,187
Ducommun, Inc. (a)	1,632	73,554
Kaman Corp.	4,206	267,880
Kratos Defense & Security Solutions, Inc. (a)	13,695	313,479
Moog, Inc. Class A	4,886	457,378
MSA Safety, Inc.	5,366	565,523
National Presto Industries, Inc.	757	70,621
Triumph Group, Inc.	7,539	172,643
Wesco Aircraft Holdings, Inc. (a)	8,008	88,889
		3,444,141
Building Materials — 1.7%
AAON, Inc.	6,241	313,173
American Woodmark Corp. (a)	2,306	195,134
Apogee Enterprises, Inc.	3,993	173,456
Armstrong Flooring, Inc. (a)	3,167	31,195
Boise Cascade Co.	5,903	165,933
Builders FirstSource, Inc. (a)	17,327	292,133
Caesarstone Ltd. (b)	3,372	50,681
Continental Building Products, Inc. (a)	5,293	140,635
Cornerstone Building Brands, Inc. (a)	6,995	40,781
Forterra, Inc. (a) (b)	2,907	14,448
Gibraltar Industries, Inc. (a)	4,906	198,006
Griffon Corp.	5,546	93,838
JELD-WEN Holding, Inc. (a)	10,264	217,905
Louisiana-Pacific Corp.	18,875	494,903
Masonite International Corp. (a)	3,785	199,394
Patrick Industries, Inc. (a)	3,429	168,673
PGT Innovations, Inc. (a)	8,629	144,277
Select Interior Concepts, Inc. Class A (a)	3,253	37,897
Simpson Manufacturing Co., Inc.	6,809	452,526
SPX Corp. (a)	6,640	219,253
Summit Materials, Inc. Class A (a)	17,099	329,156
Trex Co., Inc. (a)	8,932	640,424
Universal Forest Products, Inc.	9,050	344,443
US Concrete, Inc. (a)	2,439	121,194
		5,079,458
Electrical Components & Equipment — 0.8%
American Superconductor Corp. (a)	3,194	29,640
Belden, Inc.	5,931	353,310
Encore Wire Corp.	3,093	181,188
Energous Corp. (a) (b)	4,231	18,489
EnerSys	6,573	450,250
Generac Holdings, Inc. (a)	9,297	645,305
Graham Corp.	1,428	28,860
Insteel Industries, Inc.	2,808	58,463
nLight, Inc. (a)	4,933	94,714
Novanta, Inc. (a)	5,117	482,533
Powell Industries, Inc.	1,355	51,490
SunPower Corp. (a) (b)	9,559	102,186
Vicor Corp. (a)	2,706	84,021
		2,580,449
Electronics — 2.1%
Advanced Energy Industries, Inc. (a)	5,786	325,578
Akoustis Technologies, Inc. (a)	3,817	24,429
Alarm.com Holdings, Inc. (a)	5,583	298,691
Allied Motion Technologies, Inc.	1,086	41,159
Applied Optoelectronics, Inc. (a) (b)	3,001	30,850
Atkore International Group, Inc. (a)	7,028	181,814
Badger Meter, Inc.	4,346	259,413
Bel Fuse, Inc. Class B	1,473	25,291
Benchmark Electronics, Inc.	5,863	147,279
Brady Corp. Class A	7,262	358,162
Comtech Telecommunications Corp.	3,576	100,521
Control4 Corp. (a)	4,034	95,808
Digimarc Corp. (a)	1,737	77,105
FARO Technologies, Inc. (a)	2,619	137,707
Fitbit, Inc. Class A (a) (b)	33,656	148,086
Fluidigm Corp. (a)	10,504	129,409
GoPro, Inc. Class A (a) (b)	18,605	101,583
II-VI, Inc. (a)	9,552	349,221
IntriCon Corp. (a)	1,248	29,153
Itron, Inc. (a)	5,212	326,115
KEMET Corp.	8,654	162,782
Kimball Electronics, Inc. (a)	3,737	60,689
Knowles Corp. (a)	12,364	226,385
Mesa Laboratories, Inc.	519	126,813
Napco Security Technologies, Inc. (a)	1,750	51,940
NVE Corp.	712	49,577
OSI Systems, Inc. (a)	2,530	284,954
Park Electrochemical Corp.	2,760	46,064
Plexus Corp. (a)	4,509	263,190
Sanmina Corp. (a)	10,286	311,460
SMART Global Holdings, Inc. (a)	1,954	44,923
Stoneridge, Inc. (a)	4,216	133,015
Tech Data Corp. (a)	5,595	585,237
Transcat, Inc. (a)	1,036	26,511
TTM Technologies, Inc. (a)	15,058	153,592
Vishay Intertechnology, Inc.	20,169	333,192
Vishay Precision Group, Inc. (a)	1,608	65,333
Watts Water Technologies, Inc. Class A	4,194	390,797

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wrap Technologies, Inc. (a)	1,155	$7,184
ZAGG, Inc. (a)	4,283	29,810
		6,540,822
Engineering & Construction — 1.6%
Aegion Corp. (a)	4,674	86,002
Arcosa, Inc.	7,399	278,424
Argan, Inc.	2,240	90,854
Comfort Systems USA, Inc.	5,532	282,077
Concrete Pumping Holdings, Inc. (a)	1,692	8,663
Construction Partners, Inc. Class A (a)	1,827	27,442
Dycom Industries, Inc. (a)	4,622	272,097
EMCOR Group, Inc.	8,491	748,057
Exponent, Inc.	7,860	460,124
Granite Construction, Inc.	7,130	343,523
Great Lakes Dredge & Dock Corp. (a)	9,266	102,297
IES Holdings, Inc. (a)	1,207	22,752
Iteris, Inc. (a)	4,294	22,200
KBR, Inc.	21,523	536,784
MasTec, Inc. (a)	9,125	470,211
Mistras Group, Inc. (a)	2,775	39,877
MYR Group, Inc. (a)	2,453	91,620
NV5 Global, Inc. (a)	1,549	126,089
Primoris Services Corp.	6,741	141,089
Sterling Construction Co., Inc. (a)	3,939	52,861
TopBuild Corp. (a)	5,157	426,793
Tutor Perini Corp. (a)	6,067	84,149
VSE Corp.	1,334	38,273
Willscot Corp. (a)	7,853	118,109
		4,870,367
Environmental Controls — 0.7%
Advanced Disposal Services, Inc. (a)	11,045	352,446
AquaVenture Holdings Ltd. (a)	1,807	36,086
Casella Waste Systems, Inc. Class A (a)	6,773	268,414
CECO Environmental Corp. (a)	4,719	45,255
Charah Solutions, Inc. (a)	1,503	8,266
Covanta Holding Corp.	17,934	321,198
Energy Recovery, Inc. (a)	5,645	58,821
Evoqua Water Technologies Corp. (a)	11,387	162,151
Heritage-Crystal Clean, Inc. (a)	2,282	60,039
NRC Group Holdings Corp. (a)	1,540	17,125
Pure Cycle Corp. (a)	2,550	27,030
Tetra Tech, Inc.	8,295	651,572
US Ecology, Inc.	3,353	199,638
		2,208,041
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	7,023	333,592
Kennametal, Inc.	12,483	461,746
Milacron Holdings Corp. (a)	10,446	144,155
		939,493
Machinery – Construction & Mining — 0.2%
Astec Industries, Inc.	3,389	110,346
Bloom Energy Corp. Class A (a)	8,376	102,773
Hyster-Yale Materials Handling, Inc.	1,523	84,161
Terex Corp.	9,634	302,508
		599,788
Machinery – Diversified — 1.2%
Alamo Group, Inc.	1,481	147,996
Albany International Corp. Class A	4,397	364,555
Applied Industrial Technologies, Inc.	5,829	358,659
Briggs & Stratton Corp.	6,161	63,089
Cactus, Inc. Class A (a)	7,155	236,974
Chart Industries, Inc. (a)	5,389	414,306
Columbus McKinnon Corp.	3,462	145,300
CSW Industrials, Inc.	2,260	154,019
DXP Enterprises, Inc. (a)	2,472	93,664
Gencor Industries, Inc. (a)	1,308	17,004
The Gorman-Rupp Co.	2,676	87,853
Hurco Cos., Inc.	972	34,564
Ichor Holdings Ltd. (a)	3,345	79,076
Kadant, Inc.	1,670	151,653
Lindsay Corp. (b)	1,642	134,989
The Manitowoc Co., Inc. (a)	5,399	96,102
Mueller Water Products, Inc. Class A	23,856	234,266
NN, Inc.	6,447	62,923
SPX FLOW, Inc. (a)	6,364	266,397
Tennant Co.	2,735	167,382
Twin Disc, Inc. (a)	1,551	23,420
Welbilt, Inc. (a)	19,736	329,591
		3,663,782
Metal Fabricate & Hardware — 1.0%
Advanced Drainage Systems, Inc.	5,532	181,394
AZZ, Inc.	3,947	181,641
CIRCOR International, Inc. (a)	2,967	136,482
The Eastern Co.	839	23,509
Global Brass & Copper Holdings, Inc.	3,240	141,685
Helios Technologies, Inc.	4,451	206,571
Lawson Products, Inc. (a)	635	23,324
LB Foster Co. Class A (a)	1,499	40,983
Mayville Engineering Co., Inc. (a)	958	13,220
Mueller Industries, Inc.	8,446	247,214
Northwest Pipe Co. (a)	1,449	37,355
Olympic Steel, Inc.	1,394	19,028
Omega Flex, Inc.	435	33,412
RBC Bearings, Inc. (a)	3,686	614,862
Rexnord Corp. (a)	16,001	483,550
Ryerson Holding Corp. (a)	2,418	20,142
TimkenSteel Corp. (a)	6,218	50,552
TriMas Corp. (a)	6,909	213,972
Worthington Industries, Inc.	5,995	241,359
		2,910,255

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.7%
Actuant Corp. Class A	8,476	$210,290
Ambarella, Inc. (a)	4,800	211,824
American Outdoor Brands Corp. (a)	8,219	74,053
Axon Enterprise, Inc. (a)	8,865	569,222
Chase Corp.	1,112	119,696
EnPro Industries, Inc.	3,127	199,628
ESCO Technologies, Inc.	3,881	320,648
Fabrinet (a)	5,541	275,221
Federal Signal Corp.	9,080	242,890
GP Strategies Corp. (a)	1,969	29,692
Harsco Corp. (a)	12,091	331,777
Haynes International, Inc.	1,906	60,630
Hillenbrand, Inc.	9,417	372,631
John Bean Technologies Corp.	4,740	574,156
LSB Industries, Inc. (a)	3,617	14,106
Lydall, Inc. (a)	2,609	52,702
Myers Industries, Inc.	5,389	103,846
NL Industries, Inc. (a)	1,160	4,234
Proto Labs, Inc. (a)	4,099	475,566
Raven Industries, Inc.	5,450	195,546
Standex International Corp.	1,908	139,551
Sturm, Ruger & Co., Inc.	2,541	138,434
Synalloy Corp.	1,197	18,697
Tredegar Corp.	3,974	66,048
Trinseo SA	6,222	263,439
		5,064,527
Packaging & Containers — 0.1%
Greif, Inc. Class A	3,934	128,052
Greif, Inc. Class B	918	40,071
Multi-Color Corp.	2,157	107,785
UFP Technologies, Inc. (a)	1,027	42,733
		318,641
Transportation — 1.3%
Air Transport Services Group, Inc. (a)	8,885	216,794
ArcBest Corp.	3,872	108,842
Ardmore Shipping Corp. (a)	4,958	40,408
Atlas Air Worldwide Holdings, Inc. (a)	3,553	158,606
Costamare, Inc.	7,335	37,629
Covenant Transportation Group, Inc. Class A (a)	1,980	29,126
CryoPort, Inc. (a) (b)	4,082	74,782
Daseke, Inc. (a)	6,948	25,013
DHT Holdings, Inc.	13,455	79,519
Diamond S Shipping, Inc. (a)	3,330	42,524
Dorian LPG Ltd. (a)	4,312	38,894
Eagle Bulk Shipping, Inc. (a)	6,534	34,238
Echo Global Logistics, Inc. (a)	4,141	86,423
Forward Air Corp.	4,343	256,888
GasLog Ltd.	6,142	88,445
Genco Shipping & Trading Ltd. (a)	2,299	19,404
Golar LNG Ltd.	14,394	266,001
Heartland Express, Inc.	6,916	124,972
Hub Group, Inc. Class A (a)	5,013	210,446
International Seaways, Inc. (a)	3,827	72,713
Marten Transport Ltd.	5,960	108,174
Matson, Inc.	6,460	250,971
Nordic American Tankers Ltd. (b)	20,731	48,510
Overseas Shipholding Group, Inc. Class A (a)	9,816	18,454
PAM Transportation Services, Inc. (a)	312	19,344
Park-Ohio Holdings Corp.	1,314	42,823
Radiant Logistics, Inc. (a)	5,892	36,177
Roadrunner Transportation Systems, Inc. (a)	541	5,167
Safe Bulkers, Inc. (a)	7,470	11,653
Saia, Inc. (a)	3,941	254,864
Scorpio Bulkers, Inc.	8,309	38,221
Scorpio Tankers, Inc.	6,586	194,419
SEACOR Holdings, Inc. (a)	2,643	125,569
Ship Finance International Ltd.	12,343	154,411
Teekay Corp. (b)	10,656	36,657
Teekay Tankers Ltd. Class A (a)	28,476	36,449
Tidewater, Inc. (a)	5,724	134,399
Universal Logistics Holdings, Inc.	1,318	29,615
US Xpress Enterprises, Inc. Class A (a)	3,476	17,867
Werner Enterprises, Inc.	6,883	213,924
YRC Worldwide, Inc. (a)	4,881	19,670
		3,809,005
Trucking & Leasing — 0.2%
GATX Corp.	5,490	435,302
General Finance Corp. (a)	1,851	15,493
The Greenbrier Cos., Inc.	4,882	148,413
Willis Lease Finance Corp. (a)	437	25,486
		624,694
		42,653,463
Technology — 9.5%
Computers — 2.9%
3D Systems Corp. (a) (b)	17,269	157,148
Agilysys, Inc. (a)	2,685	57,647
Carbon Black, Inc. (a) (b)	8,478	141,752
Carbonite, Inc. (a)	5,034	131,085
Conduent, Inc. (a)	26,296	252,179
Cray, Inc. (a)	6,206	216,093
Cubic Corp.	4,752	306,409
Diebold Nixdorf, Inc. (a)	11,671	106,906
Electronics For Imaging, Inc. (a)	6,498	239,841
Exlservice Holdings, Inc. (a)	5,094	336,866
ForeScout Technologies, Inc. (a)	6,168	208,848
Insight Enterprises, Inc. (a)	5,387	313,523
Inspired Entertainment, Inc. (a)	1,342	11,326
Lumentum Holdings, Inc. (a)	11,628	621,051

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MAXIMUS, Inc.	9,666	$701,172
Mercury Systems, Inc. (a)	8,111	570,609
Mitek Systems, Inc. (a)	5,605	55,714
MTS Systems Corp.	2,730	159,787
NetScout Systems, Inc. (a)	11,363	288,507
Onespan, Inc. (a)	4,977	70,524
PAR Technology Corp. (a) (b)	1,791	50,506
Parsons Corp. (a)	2,839	104,646
Perspecta, Inc.	21,490	503,081
PlayAGS, Inc. (a)	4,044	78,656
Presidio, Inc.	7,008	95,799
Qualys, Inc. (a)	5,167	449,942
Rapid7, Inc. (a)	7,309	422,753
Rimini Street, Inc. (a)	2,990	15,847
Science Applications International Corp.	9,022	780,944
Startek, Inc. (a)	2,468	20,164
Stratasys Ltd. (a)	7,815	229,527
Sykes Enterprises, Inc. (a)	5,950	163,387
Tenable Holdings, Inc. (a) (b)	5,625	160,537
TTEC Holdings, Inc.	2,176	101,380
Unisys Corp. (a) (b)	7,750	75,330
USA Technologies, Inc. (a) (b)	8,950	66,499
Varonis Systems, Inc. (a)	4,505	279,040
Virtusa Corp. (a)	4,371	194,204
Vocera Communications, Inc. (a)	4,684	149,513
		8,888,742
Office & Business Equipment — 0.1%
AstroNova, Inc.	1,042	26,925
Pitney Bowes, Inc.	27,438	117,435
		144,360
Semiconductors — 2.0%
Adesto Technologies Corp. (a) (b)	4,066	33,138
Alpha & Omega Semiconductor Ltd. (a)	2,980	27,833
Amkor Technology, Inc. (a)	14,814	110,512
Aquantia Corp. (a)	4,277	55,729
AVX Corp.	7,148	118,657
Axcelis Technologies, Inc. (a)	4,997	75,205
AXT, Inc. (a)	5,730	22,691
Brooks Automation, Inc.	10,786	417,957
Cabot Microelectronics Corp.	4,408	485,233
CEVA, Inc. (a)	3,278	79,819
Cirrus Logic, Inc. (a)	9,009	393,693
Cohu, Inc.	6,121	94,447
CTS Corp.	4,941	136,273
Diodes, Inc. (a)	6,242	227,022
DSP Group, Inc. (a)	3,311	47,546
FormFactor, Inc. (a)	11,302	177,102
GSI Technology, Inc. (a)	2,321	19,891
Impinj, Inc. (a) (b)	2,246	64,281
Inphi Corp. (a)	6,832	342,283
Lattice Semiconductor Corp. (a)	18,950	276,481
MACOM Technology Solutions Holdings, Inc. (a)	7,031	106,379
MaxLinear, Inc. (a)	9,907	232,220
Nanometrics, Inc. (a)	3,532	122,596
Photronics, Inc. (a)	9,980	81,836
Power Integrations, Inc.	4,304	345,095
Rambus, Inc. (a)	16,783	202,067
Rudolph Technologies, Inc. (a)	4,675	129,170
Semtech Corp. (a)	10,017	481,317
Silicon Laboratories, Inc. (a)	6,534	675,616
Synaptics, Inc. (a)	5,291	154,180
Ultra Clean Holdings, Inc. (a)	5,935	82,615
Veeco Instruments, Inc. (a)	7,313	89,365
Xperi Corp.	7,487	154,157
		6,062,406
Software — 4.5%
ACI Worldwide, Inc. (a)	16,574	569,151
Allscripts Healthcare Solutions, Inc. (a)	25,208	293,169
Altair Engineering, Inc. Class A (a)	5,857	236,564
Amber Road, Inc. (a)	3,861	50,425
American Software, Inc. Class A	4,377	57,558
Appfolio, Inc. Class A (a)	2,337	239,005
Appian Corp. (a)	4,739	170,936
Avaya Holdings Corp. (a)	16,853	200,719
Avid Technology, Inc. (a)	4,209	38,386
Bandwidth, Inc. Class A (a)	2,443	183,274
Benefitfocus, Inc. (a)	4,503	122,256
Blackbaud, Inc.	7,425	619,988
Blackline, Inc. (a)	6,499	347,762
Bottomline Technologies de, Inc. (a)	6,510	288,002
Box, Inc. Class A (a)	21,774	383,440
Brightcove, Inc. (a)	5,763	59,532
Castlight Health, Inc. Class B (a)	15,295	49,403
Cision Ltd. (a)	13,907	163,129
Cloudera, Inc. (a)	35,870	188,676
CommVault Systems, Inc. (a)	5,197	257,875
Computer Programs & Systems, Inc.	1,932	53,690
Cornerstone OnDemand, Inc. (a)	8,508	492,868
CSG Systems International, Inc.	4,998	244,052
Daily Journal Corp. (a) (b)	175	41,650
Digital Turbine, Inc. (a)	11,756	58,780
Domo, Inc. Class B (a)	2,625	71,715
Donnelley Financial Solutions, Inc. (a)	4,735	63,165
Ebix, Inc. (b)	3,534	177,477
eGain Corp. (a)	3,098	25,218
Envestnet, Inc. (a)	7,259	496,298
Everbridge, Inc. (a)	4,956	443,166
Evolent Health, Inc. Class A (a)	11,010	87,530
Exela Technologies, Inc. (a)	7,133	15,621
Five9, Inc. (a)	8,944	458,738

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Glu Mobile, Inc. (a)	17,600	$126,368
Ideanomics, Inc. (a)	7,768	19,109
Immersion Corp. (a)	4,748	36,132
InnerWorkings, Inc. (a)	6,839	26,125
Inovalon Holdings, Inc. Class A (a)	10,693	155,155
Instructure, Inc. (a)	5,112	217,260
Intelligent Systems Corp. (a)	1,036	29,826
j2 Global, Inc. (b)	7,086	629,875
LivePerson, Inc. (a)	9,242	259,146
Majesco (a)	1,144	10,651
ManTech International Corp. Class A	4,069	267,944
MicroStrategy, Inc. Class A (a)	1,256	179,997
MobileIron, Inc. (a)	14,527	90,067
Model N, Inc. (a)	4,929	96,116
Monotype Imaging Holdings, Inc.	6,193	104,290
NextGen Healthcare, Inc. (a)	8,224	163,658
Omnicell, Inc. (a)	6,230	535,967
Pareteum Corp. (a)	16,331	42,624
PDF Solutions, Inc. (a)	4,297	56,377
Phunware, Inc. (a)	658	2,046
Progress Software Corp.	6,755	294,653
PROS Holdings, Inc. (a)	4,999	316,237
QAD, Inc. Class A	1,673	67,271
SailPoint Technologies Holding, Inc. (a)	13,030	261,121
SecureWorks Corp. Class A (a) (b)	1,326	17,623
Simulations Plus, Inc.	1,815	51,836
SPS Commerce, Inc. (a)	2,729	278,931
SVMK, Inc. (a)	12,748	210,469
Synchronoss Technologies, Inc. (a)	5,811	45,965
Tabula Rasa HealthCare, Inc. (a) (b)	2,965	148,042
Telenav, Inc. (a)	4,806	38,448
TiVo Corp.	18,627	137,281
Upland Software, Inc. (a)	3,415	155,485
Verint Systems, Inc. (a)	9,943	534,735
Verra Mobility Corp. (a)	14,966	195,905
Workiva, Inc. (a)	5,324	309,271
Yext, Inc. (a)	14,123	283,731
Zuora, Inc. Class A (a)	12,953	198,440
		13,843,395
		28,938,903
Utilities — 3.6%
Electric — 1.9%
ALLETE, Inc.	7,880	655,695
Ameresco, Inc. Class A (a)	3,340	49,198
Atlantic Power Corp. (a) (b)	16,558	40,070
Avista Corp.	9,973	444,796
Black Hills Corp.	9,172	716,975
Clearway Energy, Inc. Class A	5,293	85,641
Clearway Energy, Inc. Class C	11,204	188,900
El Paso Electric Co.	6,171	403,583
Genie Energy Ltd. Class B	2,188	23,302
MGE Energy, Inc.	5,304	387,616
NorthWestern Corp.	7,695	555,194
Ormat Technologies, Inc.	6,028	382,115
Otter Tail Corp.	5,992	316,438
PNM Resources, Inc.	12,084	615,197
Portland General Electric Co.	13,648	739,312
Spark Energy, Inc. Class A (b)	1,677	18,766
Unitil Corp.	2,217	132,776
		5,755,574
Gas — 1.2%
Chesapeake Utilities Corp.	2,428	230,709
New Jersey Resources Corp.	13,496	671,696
Northwest Natural Holding Co.	4,375	304,063
ONE Gas, Inc.	7,941	717,072
RGC Resources, Inc.	1,150	35,098
South Jersey Industries, Inc.	14,080	474,918
Southwest Gas Holdings, Inc.	8,113	727,087
Spire, Inc.	7,557	634,183
		3,794,826
Water — 0.5%
American States Water Co.	5,567	418,861
Artesian Resources Corp. Class A	1,227	45,608
California Water Service Group	7,301	369,650
Connecticut Water Service, Inc.	1,839	128,215
Consolidated Water Co. Ltd.	2,201	31,386
Global Water Resources, Inc.	1,855	19,366
Middlesex Water Co.	2,435	144,274
PICO Holdings, Inc. (a)	2,783	32,338
SJW Group	3,998	242,959
The York Water Co.	1,970	70,368
		1,503,025
		11,053,425

TOTAL COMMON STOCK (Cost $281,632,530)		304,603,253

TOTAL EQUITIES (Cost $281,632,530)		304,603,253

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
GTx, Inc. CVR (a) (b) (c) (d)	111	-

TOTAL WARRANTS (Cost $228)		-

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (c) (d)	3,820	1,998

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	$10,471
Commercial Services — 0.0%
Hertz Global Holdings, Inc. CVR, Expires 7/12/19 (a) (b)	8,138	15,869
Pharmaceuticals — 0.0%
Omthera Pharmaceuticals Inc. CVR (a) (c) (d)	428	-
		26,340
Industrial — 0.0%
Machinery – Construction & Mining — 0.0%
Babcock & Wilcox Enterprises CVR, Expires 7/18/19 (a)	4,490	190

TOTAL RIGHTS (Cost $14,233)		28,528

MUTUAL FUNDS — 5.4%
Diversified Financial Services — 5.4%
State Street Navigator Securities Lending Prime Portfolio (e)	16,647,254	16,647,254

TOTAL MUTUAL FUNDS
(Cost $16,647,254)		16,647,254

TOTAL LONG-TERM INVESTMENTS
(Cost $298,294,245)		321,279,035

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (f)	$2,628,977	2,628,977
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill 0.000% 7/18/19 (g)	$835,000	834,191

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,462,909)		3,463,168

TOTAL INVESTMENTS — 106.3%
(Cost $301,757,154) (h)		324,742,203

Other Assets/(Liabilities) — (6.3)%		(19,104,583)

NET ASSETS — 100.0%		$305,637,620

Abbreviation Legend

CVR	Contingent Value Rights
MTA	Monthly Treasury Average Index

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $16,075,598 or 5.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $12,469 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,629,251. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,683,808.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	9/20/19	48	$3,694,382	$66,658

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.0%
Basic Materials — 3.2%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	238,000	$53,876,060
FMC Corp.	535,673	44,434,075
RPM International, Inc.	806,000	49,254,660
The Sherwin-Williams Co.	78,548	35,997,763
Valvoline, Inc.	1,104,000	21,561,120
		205,123,678
Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a)	778,261	19,612,177
Mining — 0.6%
Franco-Nevada Corp.	383,000	32,509,040
Kirkland Lake Gold Ltd.	440,000	18,884,800
		51,393,840
		276,129,695
Communications — 3.1%
Internet — 2.4%
Chewy, Inc. Class A (a)	216,676	7,583,660
IAC/InterActiveCorp (a)	436,000	94,843,080
Palo Alto Networks, Inc. (a)	65,944	13,436,749
Shopify, Inc. Class A (a)	38,000	11,405,700
Symantec Corp.	1,793,000	39,015,680
Twitter, Inc. (a)	669,110	23,351,939
Zendesk, Inc. (a)	244,095	21,731,778
		211,368,586
Telecommunications — 0.7%
Corning, Inc.	1,892,000	62,871,160
		274,239,746
Consumer, Cyclical — 15.9%
Airlines — 0.8%
Alaska Air Group, Inc.	279,000	17,830,890
JetBlue Airways Corp. (a)	1,182,503	21,864,480
United Continental Holdings, Inc. (a)	375,000	32,831,250
		72,526,620
Apparel — 1.4%
Capri Holdings Ltd. (a)	551,793	19,136,181
Levi Strauss & Co. Class A (a)	435,000	9,082,800
Tapestry, Inc.	1,904,000	60,413,920
Under Armour, Inc. Class A (a)	452,205	11,463,397
VF Corp.	236,000	20,614,600
		120,710,898
Auto Parts & Equipment — 0.8%
Aptiv PLC	727,000	58,763,410
Visteon Corp. (a)	264,000	15,465,120
		74,228,530
Distribution & Wholesale — 0.3%
IAA, Inc. (a)	260,718	10,110,644
KAR Auction Services, Inc.	440,357	11,008,925
KAR Auction Services, Inc. WI (a) (b) (f)	57,000	1,350,900
		22,470,469
Entertainment — 1.3%
Eldorado Resorts, Inc. (a)	1,025,546	47,246,904
Live Nation Entertainment, Inc. (a)	246,281	16,316,117
Vail Resorts, Inc.	237,000	52,893,660
		116,456,681
Food Services — 0.2%
Aramark	510,000	18,390,600
Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	1,608,000	86,237,040
Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	481,000	47,012,940
Marriott International, Inc. Class A	287,000	40,263,230
MGM Resorts International	2,532,000	72,339,240
		159,615,410
Retail — 8.3%
Advance Auto Parts, Inc.	102,348	15,775,921
Beacon Roofing Supply, Inc. (a)	481,098	17,665,919
Burlington Stores, Inc. (a)	519,017	88,310,742
CarMax, Inc. (a)	281,000	24,399,230
Carvana Co. (a) (c)	192,202	12,029,923
Casey’s General Stores, Inc.	361,000	56,312,390
Darden Restaurants, Inc.	165,000	20,085,450
Dollar General Corp.	1,092,326	147,638,782
Dollar Tree, Inc. (a)	519,000	55,735,410
Domino’s Pizza, Inc.	70,290	19,560,301
Dunkin’ Brands Group, Inc. (c)	471,000	37,519,860
Floor & Decor Holdings, Inc. Class A (a)	310,171	12,996,165
The Michaels Cos., Inc. (a)	572,000	4,976,400
O’Reilly Automotive, Inc. (a)	199,818	73,796,784
Ross Stores, Inc.	270,497	26,811,663
Tiffany & Co.	134,000	12,547,760
Ulta Salon Cosmetics & Fragrance, Inc. (a)	176,802	61,330,846
Yum! Brands, Inc.	326,629	36,148,031
		723,641,577
		1,394,277,825

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 28.6%
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc. (a)	221,000	$16,035,760
Argenx SE ADR (a)	96,000	13,591,680
BioMarin Pharmaceutical, Inc. (a)	208,080	17,822,052
Exact Sciences Corp. (a)	487,470	57,540,959
Exelixis, Inc. (a)	796,087	17,012,379
Illumina, Inc. (a)	22,362	8,232,570
Incyte Corp. (a)	501,922	42,643,293
Sage Therapeutics, Inc. (a)	176,295	32,277,852
Seattle Genetics, Inc. (a)	582,265	40,298,561
		245,455,106
Commercial Services — 10.6%
2U, Inc. (a)	455,399	17,141,218
Bright Horizons Family Solutions, Inc. (a)	134,372	20,272,704
Cintas Corp.	201,267	47,758,646
CoreLogic, Inc. (a)	1,163,000	48,648,290
CoStar Group, Inc. (a)	95,000	52,635,700
Equifax, Inc.	155,000	20,962,200
FleetCor Technologies, Inc. (a)	247,000	69,369,950
Gartner, Inc. (a)	188,000	30,256,720
Global Payments, Inc.	779,036	124,747,035
IHS Markit Ltd. (a)	1,233,288	78,585,111
MarketAxess Holdings, Inc.	77,000	24,749,340
Moody’s Corp.	122,845	23,992,857
ServiceMaster Global Holdings, Inc. (a)	753,000	39,223,770
Total System Services, Inc.	381,000	48,870,870
TransUnion	806,000	59,249,060
Verisk Analytics, Inc.	472,000	69,129,120
WeWork Companies, Inc., Class A (Acquired 5/26/15, Cost $240,273 ) (b) (d) (e)	16,955	915,570
WEX, Inc. (a)	276,298	57,497,614
Worldpay, Inc. Class A (a)	742,779	91,027,567
		925,033,342
Foods — 1.2%
Conagra Brands, Inc.	1,141,000	30,259,320
The Kroger Co.	756,000	16,412,760
Sprouts Farmers Market, Inc. (a)	1,125,000	21,251,250
TreeHouse Foods, Inc. (a)	661,000	35,760,100
		103,683,430
Health Care – Products — 10.1%
ABIOMED, Inc. (a)	47,624	12,405,576
Alcon, Inc. (a)	446,000	27,674,300
Align Technology, Inc. (a)	55,565	15,208,140
Avantor, Inc. (a)	2,192,000	41,845,280
Bruker Corp.	1,784,000	89,110,800
The Cooper Cos., Inc.	520,140	175,229,965
Edwards Lifesciences Corp. (a)	167,175	30,883,909
Hologic, Inc. (a)	2,417,000	116,064,340
ICU Medical, Inc. (a)	138,000	34,763,580
IDEXX Laboratories, Inc. (a)	131,865	36,306,390
Insulet Corp. (a)	139,621	16,667,955
Merit Medical Systems, Inc. (a)	340,260	20,265,886
QIAGEN NV (a)	397,655	16,124,910
Steris PLC (a)	193,918	28,870,512
Teleflex, Inc.	571,773	189,342,629
West Pharmaceutical Services, Inc.	287,000	35,918,050
		886,682,222
Health Care – Services — 1.4%
Acadia Healthcare Co., Inc. (a) (c)	897,000	31,350,150
Catalent, Inc. (a)	1,513,000	82,019,730
MEDNAX, Inc. (a)	378,000	9,536,940
		122,906,820
Household Products & Wares — 0.4%
Avery Dennison Corp.	331,000	38,290,080
Pharmaceuticals — 2.1%
Alkermes PLC (a)	1,196,330	26,965,278
Amneal Pharmaceuticals, Inc. (a)	1,394,000	9,994,980
Ascendis Pharma A/S ADR (a)	50,000	5,757,500
Elanco Animal Health, Inc. (a)	1,524,000	51,511,200
Nektar Therapeutics (a)	127,841	4,548,583
Perrigo Co. PLC	804,000	38,286,480
PRA Health Sciences, Inc. (a)	346,192	34,324,937
Sarepta Therapeutics, Inc. (a)	52,000	7,901,400
		179,290,358
		2,501,341,358
Energy — 2.7%
Oil & Gas — 2.7%
Cabot Oil & Gas Corp.	1,133,000	26,013,680
Centennial Resource Development, Inc. Class A (a)	790,168	5,997,375
Concho Resources, Inc.	997,502	102,922,256
Continental Resources, Inc. (a)	566,000	23,822,940
Noble Energy, Inc.	938,707	21,027,037
Pioneer Natural Resources Co.	284,000	43,696,240
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (b) (d) (e)	216	1,123,200
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (b) (d) (e)	1,328	6,905,600
		231,508,328
Financial — 7.8%
Banks — 0.8%
Fifth Third Bancorp	923,000	25,751,700
Texas Capital Bancshares, Inc. (a)	207,974	12,763,365

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	621,608	$29,694,214
		68,209,279
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	472,000	48,913,360
Evercore, Inc. Class A	180,856	16,018,416
LPL Financial Holdings, Inc.	300,670	24,525,652
Nasdaq, Inc.	296,678	28,531,523
SLM Corp.	1,275,000	12,393,000
TD Ameritrade Holding Corp.	1,561,000	77,925,120
Tradeweb Markets, Inc. Class A	355,266	15,564,203
		223,871,274
Insurance — 3.5%
Aon PLC	330,761	63,830,258
Assurant, Inc.	378,000	40,211,640
Axis Capital Holdings Ltd.	383,000	22,845,950
Fidelity National Financial, Inc.	1,705,000	68,711,500
The Progressive Corp.	236,000	18,863,480
Willis Towers Watson PLC	473,000	90,598,420
		305,061,248
Private Equity — 0.5%
KKR & Co., Inc. Class A	1,902,421	48,074,179
Real Estate Investment Trusts (REITS) — 0.4%
SBA Communications Corp. (a)	164,387	36,960,773
		682,176,753
Industrial — 18.8%
Aerospace & Defense — 1.8%
L3 Harris Technologies, Inc.	713,044	134,858,012
L3 Technologies, Inc.	104,000	25,497,680
		160,355,692
Building Materials — 0.8%
Martin Marietta Materials, Inc.	142,000	32,675,620
Vulcan Materials Co.	246,870	33,897,720
		66,573,340
Electrical Components & Equipment — 0.1%
Universal Display Corp.	59,549	11,198,785
Electronics — 4.8%
Agilent Technologies, Inc.	1,329,000	99,236,430
Allegion PLC	151,000	16,693,050
Amphenol Corp. Class A	225,969	21,679,466
Fortive Corp.	812,000	66,194,240
Keysight Technologies, Inc. (a)	1,041,000	93,492,210
National Instruments Corp.	436,000	18,307,640
Sensata Technologies Holding PLC (a)	1,609,000	78,841,000
Waters Corp. (a)	103,913	22,366,234
		416,810,270
Engineering & Construction — 0.5%
frontdoor, Inc. (a)	19,000	827,450
KBR, Inc.	1,692,094	42,200,824
		43,028,274
Environmental Controls — 1.2%
Stericycle, Inc. (a)	264,743	12,641,478
Waste Connections, Inc.	956,589	91,430,777
		104,072,255
Hand & Machine Tools — 0.5%
Colfax Corp. (a)	1,464,000	41,035,920
Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	921,276	47,998,480
Machinery – Diversified — 3.9%
Cognex Corp.	114,000	5,469,720
Gardner Denver Holdings, Inc. (a)	1,890,000	65,394,000
IDEX Corp.	476,000	81,938,640
Rockwell Automation, Inc.	123,703	20,266,262
Roper Technologies, Inc.	298,077	109,173,682
Xylem, Inc.	714,000	59,718,960
		341,961,264
Miscellaneous – Manufacturing — 1.2%
Textron, Inc.	1,951,000	103,481,040
Packaging & Containers — 2.5%
Ball Corp.	2,520,957	176,441,780
Sealed Air Corp.	954,000	40,812,120
		217,253,900

Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	519,000	47,441,790
Kansas City Southern	47,000	5,725,540
Kirby Corp. (a)	137,628	10,872,612
Knight-Swift Transportation Holdings, Inc. (c)	755,336	24,805,234
		88,845,176
		1,642,614,396
Technology — 13.6%
Computers — 0.6%
Crowdstrike Holdings, Inc. Class A (a)	66,778	4,560,269
DXC Technology Co.	223,592	12,331,099
Leidos Holdings, Inc.	248,647	19,854,463
Nutanix, Inc. Class A (a)	414,720	10,757,837
		47,503,668
Semiconductors — 5.3%
Advanced Micro Devices, Inc. (a)	734,126	22,295,407
Entegris, Inc.	520,000	19,406,400
Lam Research Corp.	182,384	34,259,010
Marvell Technology Group Ltd.	4,003,048	95,552,756
Maxim Integrated Products, Inc.	724,000	43,309,680
Microchip Technology, Inc. (c)	1,482,178	128,504,833
Monolithic Power Systems, Inc.	111,439	15,131,187
Skyworks Solutions, Inc.	471,000	36,394,170

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	605,457	$71,395,489
		466,248,932
Software — 7.7%
Atlassian Corp. PLC Class A (a)	359,000	46,971,560
Autodesk, Inc. (a)	207,768	33,845,407
Black Knight, Inc. (a)	565,000	33,984,750
Ceridian HCM Holding, Inc. (a)	519,000	26,053,800
DocuSign, Inc. (a)	614,000	30,521,940
Electronic Arts, Inc. (a)	157,140	15,911,996
Fidelity National Information Services, Inc.	191,000	23,431,880
Fiserv, Inc. (a)	758,000	69,099,280
Guidewire Software, Inc. (a)	124,671	12,639,146
InterXion Holding NV (a)	355,343	27,038,049
ServiceNow, Inc. (a)	165,375	45,407,014
Slack Technologies, Inc. Class A (a)	335,789	12,592,088
Splunk, Inc. (a)	449,848	56,568,386
SS&C Technologies Holdings, Inc	1,038,695	59,839,219
Tableau Software, Inc. Class A (a)	235,671	39,126,100
Veeva Systems, Inc. Class A (a)	57,000	9,240,270
Workday, Inc. Class A (a)	630,514	129,621,068
Zoom Video Communications, Inc. Class A (a) (c)	16,127	1,431,916
		673,323,869
		1,187,076,469
Utilities — 1.3%
Electric — 1.1%
Eversource Energy	365,292	27,674,522
Sempra Energy	480,000	65,971,200
		93,645,722
Gas — 0.2%
Atmos Energy Corp.	208,000	21,956,480
		115,602,202
TOTAL COMMON STOCK (Cost $6,723,169,551)		8,304,966,772

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Roofoods Ltd., Series F (Acquired 9/12/17, Cost $5,955,543) (b) (d) (e)	16,844	6,546,421
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (b) (d) (e)	65,792	3,552,768
WeWork Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (b) (d) (e)	83,736	4,521,744
Foods — 0.0%
Roofoods, Ltd., Series G (Acquired 5/16/19, Cost $263,278) (b) (d) (e)	630	263,278
		8,337,790

TOTAL PREFERRED STOCK
(Cost $8,708,635)		14,884,211

TOTAL EQUITIES
(Cost $6,731,878,186)		8,319,850,983

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (g)	29,013,910	29,013,910

TOTAL MUTUAL FUNDS
(Cost $29,013,910)		29,013,910

TOTAL LONG-TERM INVESTMENTS
(Cost $6,760,892,096)		8,348,864,893

	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Mutual Fund — 1.7%
T. Rowe Price Treasury Reserve Fund	$151,552,996	151,552,996

TOTAL MUTUAL FUND
(Cost $151,552,996)		151,552,996

Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (h)	270,605,993	270,605,993

TOTAL SHORT-TERM INVESTMENTS
(Cost $422,158,989)		422,158,989

TOTAL INVESTMENTS — 100.3%
(Cost $7,183,051,085) (i)		8,771,023,882

Other Assets/(Liabilities) — (0.3)%		(27,235,249)

NET ASSETS — 100.0%		$8,743,788,633

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $25,179,481 or 0.29% of net assets.

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $28,396,189 or 0.32% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Investment was valued using significant unobservable inputs.

(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $23,828,581 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(g)	Represents investment of security lending collateral. (Note 2).

(h)	Maturity value of $270,634,181. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $276,019,733.

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.7%
Basic Materials — 2.6%
Chemicals — 1.9%
Ferro Corp. (a)	59,497	$940,053
Ingevity Corp. (a)	49,228	5,177,309
Methanex Corp.	29,977	1,362,754
Minerals Technologies, Inc.	22,141	1,184,765
Orion Engineered Carbons SA	70,028	1,499,299
		10,164,180
Iron & Steel — 0.7%
Carpenter Technology Corp.	83,345	3,998,893
		14,163,073
Communications — 6.7%
Advertising — 0.8%
The Trade Desk, Inc. Class A (a)	20,238	4,609,812
Chemicals — 0.1%
Realreal, Inc. (a)	10,127	292,670
Internet — 4.4%
Anaplan, Inc. (a)	39,850	2,011,230
DraftKings, Inc. (Acquired 8/22/17, Cost $1,072,661) (a) (b) (c) (d)	281,739	771,965
Etsy, Inc. (a)	71,520	4,389,182
Mimecast Ltd. (a)	50,183	2,344,048
Okta, Inc. (a)	17,157	2,119,061
Q2 Holdings, Inc. (a)	24,110	1,841,040
RingCentral, Inc. Class A (a)	34,590	3,975,083
Roku, Inc. (a)	38,030	3,444,757
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (a) (b) (c) (d)	30,294	16,480
Wix.com Ltd. (a)	9,240	1,313,004
Zendesk, Inc. (a)	15,807	1,407,297
		23,633,147
Media — 0.9%
Cable One, Inc.	1,840	2,154,622
The New York Times Co. Class A	50,388	1,643,657
Sinclair Broadcast Group, Inc. Class A	18,610	998,054
		4,796,333
Telecommunications — 0.5%
Acacia Communications, Inc. (a)	17,201	811,199
Ciena Corp. (a)	45,689	1,879,189
Pagerduty, Inc. (a)	5,590	263,009
		2,953,397
		36,285,359
Consumer, Cyclical — 13.0%
Airlines — 0.2%
Spirit Airlines, Inc. (a)	28,487	1,359,685
Apparel — 1.5%
Canada Goose Holdings, Inc. (a) (e)	29,140	1,128,592
Carter’s, Inc.	27,034	2,636,896
Deckers Outdoor Corp. (a)	5,715	1,005,669
Skechers U.S.A., Inc. Class A (a)	40,653	1,280,163
Under Armour, Inc. Class C (a)	86,182	1,913,240
		7,964,560
Distribution & Wholesale — 0.8%
Pool Corp.	23,630	4,513,330
Entertainment — 1.2%
Cinemark Holdings, Inc.	52,311	1,888,427
Eldorado Resorts, Inc. (a) (e)	28,960	1,334,187
Marriott Vacations Worldwide Corp.	31,107	2,998,715
		6,221,329
Home Builders — 2.1%
Cavco Industries, Inc. (a)	6,596	1,039,134
Century Communities, Inc. (a)	74,088	1,969,259
LCI Industries	16,841	1,515,690
Skyline Champion Corp. (a)	144,565	3,958,190
TRI Pointe Group, Inc. (a)	75,753	906,763
Winnebago Industries, Inc.	46,135	1,783,118
		11,172,154
Leisure Time — 2.4%
Acushnet Holdings Corp.	142,383	3,738,978
Lindblad Expeditions Holdings, Inc. (a)	107,693	1,933,089
Planet Fitness, Inc. Class A (a)	82,716	5,991,947
YETI Holdings, Inc. (a) (e)	38,898	1,126,097
		12,790,111
Lodging — 0.3%
Choice Hotels International, Inc.	16,920	1,472,209
Retail — 4.5%
BJ’s Restaurants, Inc.	23,900	1,050,166
BMC Stock Holdings, Inc. (a)	93,919	1,991,083
Boot Barn Holdings, Inc. (a)	68,030	2,424,589
The Cheesecake Factory, Inc. (e)	35,735	1,562,334
The Children’s Place, Inc. (e)	18,409	1,755,850
FirstCash, Inc.	19,957	1,996,099
Five Below, Inc. (a)	4,911	589,418
Floor & Decor Holdings, Inc. Class A (a)	44,288	1,855,667
Freshpet, Inc. (a)	44,150	2,009,267
La-Z-Boy, Inc.	50,738	1,555,627
Nu Skin Enterprises, Inc. Class A	32,893	1,622,283
Ollie’s Bargain Outlet Holdings, Inc. (a)	28,710	2,500,928

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	37,490	$3,552,178
		24,465,489
		69,958,867
Consumer, Non-cyclical — 27.2%
Beverages — 0.3%
MGP Ingredients, Inc. (e)	26,885	1,782,744
Biotechnology — 2.8%
Amicus Therapeutics, Inc. (a)	169,309	2,112,976
Arena Pharmaceuticals, Inc. (a)	27,377	1,605,114
Blueprint Medicines Corp. (a)	9,648	910,096
CRISPR Therapeutics AG (a) (e)	22,747	1,071,384
CytomX Therapeutics, Inc. (a)	25,292	283,776
Exact Sciences Corp. (a)	22,941	2,707,956
Karyopharm Therapeutics, Inc. (a) (e)	49,471	296,331
Ligand Pharmaceuticals, Inc. (a)	8,280	945,162
Orchard Therapeutics plc (a) (e)	56,125	785,189
Sage Therapeutics, Inc. (a)	5,367	982,644
Sangamo Therapeutics, Inc. (a)	176,555	1,901,497
Ultragenyx Pharmaceutical, Inc. (a)	14,272	906,272
Veracyte, Inc. (a)	27,990	797,995
		15,306,392
Commercial Services — 6.6%
2U, Inc. (a)	52,224	1,965,711
Bright Horizons Family Solutions, Inc. (a)	24,160	3,645,019
The Brink’s Co.	29,740	2,414,293
Cardtronics PLC Class A (a)	59,120	1,615,158
Chegg, Inc. (a)	49,486	1,909,665
Euronet Worldwide, Inc. (a)	15,800	2,658,192
Grand Canyon Education, Inc. (a)	16,257	1,902,394
Green Dot Corp. Class A (a)	19,031	930,616
HealthEquity, Inc. (a)	14,510	948,954
HMS Holdings Corp. (a)	99,650	3,227,664
Insperity, Inc.	20,240	2,472,114
Liveramp Holdings, Inc. (a)	27,332	1,325,055
Paylocity Holding Corp. (a)	21,430	2,010,563
Strategic Education, Inc.	17,880	3,182,640
TriNet Group, Inc. (a)	68,973	4,676,369
TrueBlue, Inc. (a)	29,366	647,814
		35,532,221
Foods — 1.7%
Nomad Foods Ltd. (a)	65,290	1,394,594
Performance Food Group Co. (a)	87,583	3,505,948
Post Holdings, Inc. (a)	11,130	1,157,186
Sanderson Farms, Inc.	8,300	1,133,448
The Simply Good Foods Co. (a)	83,099	2,001,024
		9,192,200
Health Care – Products — 10.2%
Adaptive Biotechnologies Corp. (a)	8,501	410,598
Avanos Medical, Inc. (a)	27,658	1,206,165
Bio-Techne Corp.	20,260	4,224,007
CareDx, Inc. (a)	39,131	1,408,325
Genomic Health, Inc. (a)	32,790	1,907,394
Globus Medical, Inc. Class A (a)	74,194	3,138,406
Haemonetics Corp. (a)	51,921	6,248,173
Hill-Rom Holdings, Inc.	15,605	1,632,595
ICU Medical, Inc. (a)	4,390	1,105,885
Inspire Medical Systems, Inc. (a)	23,360	1,416,784
Insulet Corp. (a) (e)	69,516	8,298,820
iRhythm Technologies, Inc. (a)	22,600	1,787,208
Masimo Corp. (a)	20,790	3,093,968
Merit Medical Systems, Inc. (a)	77,918	4,640,796
Novocure Ltd. (a)	17,160	1,085,027
Penumbra, Inc. (a) (e)	25,363	4,058,080
Repligen Corp. (a)	55,650	4,783,118
Tandem Diabetes Care, Inc. (a)	33,592	2,167,356
Wright Medical Group NV (a)	71,140	2,121,395
		54,734,100
Health Care – Services — 2.2%
Acadia Healthcare Co., Inc. (a) (e)	29,300	1,024,035
Amedisys, Inc. (a)	32,995	4,005,923
Invitae Corp. (a)	39,906	937,791
LHC Group, Inc. (a)	16,782	2,006,792
Medpace Holdings, Inc. (a)	19,370	1,267,185
Molina Healthcare, Inc. (a)	9,431	1,349,953
Teladoc Health, Inc. (a) (e)	21,670	1,439,105
		12,030,784
Household Products & Wares — 0.1%
WD-40 Co.	4,190	666,378
Pharmaceuticals — 3.3%
Aerie Pharmaceuticals, Inc. (a)	18,961	560,298
Agios Pharmaceuticals, Inc. (a) (e)	23,500	1,172,180
Apellis Pharmaceuticals, Inc. (a)	35,916	910,111
Array BioPharma, Inc. (a)	52,811	2,446,734
Ascendis Pharma A/S ADR (a)	6,583	758,032
G1 Therapeutics, Inc. (a)	67,516	2,070,041
Galapagos NV Sponsored ADR (a)	11,920	1,536,846
Heron Therapeutics, Inc. (a)	26,202	487,095
MyoKardia, Inc. (a)	22,066	1,106,389
Portola Pharmaceuticals, Inc. (a) (e)	17,280	468,806
PRA Health Sciences, Inc. (a)	41,883	4,152,700
Ra Pharmaceuticals, Inc. (a)	24,833	746,728
Revance Therapeutics, Inc. (a)	39,068	506,712
Rhythm Pharmaceuticals, Inc. (a)	19,540	429,880
UroGen Pharma Ltd. (a)	12,780	459,313
		17,811,865
		147,056,684
Energy — 2.0%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a)	39,766	2,611,831

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pattern Energy Group, Inc. Class A	89,236	$2,060,459
		4,672,290
Oil & Gas — 1.1%
Delek US Holdings, Inc.	48,431	1,962,424
Matador Resources Co. (a)	67,720	1,346,274
Viper Energy Partners LP	87,170	2,686,579
		5,995,277
		10,667,567
Financial — 15.1%
Banks — 3.7%
Ameris Bancorp	54,994	2,155,215
Atlantic Union Bankshares Corp.	90,935	3,212,734
BancorpSouth Bank	113,995	3,310,415
CenterState Bank Corp.	40,339	929,007
First Interstate BancSystem, Inc. Class A	38,415	1,521,618
National Bank Holdings Corp. Class A	46,436	1,685,627
Seacoast Banking Corp. of Florida (a)	67,427	1,715,343
South State Corp.	21,111	1,555,247
Texas Capital Bancshares, Inc. (a)	40,926	2,511,629
Wintrust Financial Corp.	16,190	1,184,460
		19,781,295
Diversified Financial Services — 2.4%
Air Lease Corp.	44,425	1,836,529
Hamilton Lane, Inc. Class A	43,660	2,491,240
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	153,482	4,325,123
LPL Financial Holdings, Inc.	29,980	2,445,469
PRA Group, Inc. (a)	63,118	1,776,140
		12,874,501
Insurance — 3.1%
Assured Guaranty Ltd.	52,281	2,199,984
eHealth, Inc. (a)	16,380	1,410,318
James River Group Holdings Ltd.	40,977	1,921,821
Kemper Corp.	39,141	3,377,477
Kinsale Capital Group, Inc.	21,125	1,932,515
MGIC Investment Corp. (a)	128,283	1,685,639
NMI Holdings, Inc. Class A (a)	57,523	1,633,078
Primerica, Inc.	22,240	2,667,688
		16,828,520
Private Equity — 0.6%
Kennedy-Wilson Holdings, Inc.	166,867	3,432,454
Real Estate — 0.6%
McGrath RentCorp	47,857	2,974,313
Real Estate Investment Trusts (REITS) — 4.0%
Agree Realty Corp.	33,746	2,161,431
Brandywine Realty Trust	112,772	1,614,895
CoreSite Realty Corp.	12,920	1,487,996
First Industrial Realty Trust, Inc.	43,640	1,603,334
Life Storage, Inc.	16,532	1,571,863
MFA Financial, Inc.	175,270	1,258,439
NexPoint Residential Trust, Inc.	79,164	3,277,390
PotlatchDeltic Corp.	57,281	2,232,813
PS Business Parks, Inc.	8,650	1,457,784
Redwood Trust, Inc.	99,633	1,646,933
Xenia Hotels & Resorts, Inc.	155,754	3,247,471
		21,560,349
Savings & Loans — 0.7%
Sterling Bancorp	183,012	3,894,495
		81,345,927
Industrial — 13.9%
Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings, Inc. (a)	144,315	6,460,983
HEICO Corp.	19,683	2,633,782
Kratos Defense & Security Solutions, Inc. (a)	51,320	1,174,715
		10,269,480
Building Materials — 0.8%
Lennox International, Inc.	3,730	1,025,750
Louisiana-Pacific Corp. (a)	48,100	1,261,182
Patrick Industries, Inc. (a)	16,064	790,188
Trex Co., Inc. (a)	17,160	1,230,372
		4,307,492
Electrical Components & Equipment — 1.6%
EnerSys	59,629	4,084,586
nLight, Inc. (a)	32,818	630,106
Novanta, Inc. (a)	44,190	4,167,117
		8,881,809
Electronics — 0.8%
Watts Water Technologies, Inc. Class A	17,088	1,592,260
Woodward, Inc.	24,270	2,746,393
		4,338,653
Engineering & Construction — 0.6%
Argan, Inc.	78,081	3,166,965
Environmental Controls — 0.8%
Casella Waste Systems, Inc. Class A (a)	52,740	2,090,086
Clean Harbors, Inc. (a)	29,652	2,108,257
		4,198,343
Machinery – Diversified — 1.4%
Chart Industries, Inc. (a)	59,352	4,562,982
Kadant, Inc.	6,369	578,369
SPX FLOW, Inc. (a)	52,317	2,189,989
		7,331,340

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 2.3%
Advanced Drainage Systems, Inc.	70,138	$2,299,825
RBC Bearings, Inc. (a)	28,380	4,734,068
Rexnord Corp. (a)	179,095	5,412,251
		12,446,144
Miscellaneous – Manufacturing — 2.3%
Actuant Corp. Class A	140,461	3,484,837
Axon Enterprise, Inc. (a)	12,409	796,782
ITT, Inc.	95,607	6,260,346
John Bean Technologies Corp.	15,714	1,903,437
		12,445,402
Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	133,625	1,868,078
Transportation — 0.7%
CryoPort, Inc. (a) (e)	20,140	368,965
Genesee & Wyoming, Inc. Class A (a)	15,570	1,557,000
Kirby Corp. (a)	25,269	1,996,251
		3,922,216
Trucking & Leasing — 0.3%
GATX Corp.	22,130	1,754,688
		74,930,610
Technology — 15.9%
Computers — 3.4%
CyberArk Software Ltd. (a)	13,380	1,710,499
Endava PLC Sponsored ADR (a)	21,752	875,301
EPAM Systems, Inc. (a)	6,914	1,196,813
ForeScout Technologies, Inc. (a)	41,824	1,416,161
Globant SA (a)	11,003	1,111,853
Kornit Digital Ltd. (a)	48,720	1,542,475
Lumentum Holdings, Inc. (a)	14,499	774,392
Mercury Systems, Inc. (a)	56,090	3,945,932
Rapid7, Inc. (a)	52,073	3,011,902
Science Applications International Corp.	30,223	2,616,103
		18,201,431
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	8,461	1,772,495
Semiconductors — 3.3%
Cohu, Inc.	100,680	1,553,492
Entegris, Inc.	109,692	4,093,706
Lattice Semiconductor Corp. (a)	237,930	3,471,399
MKS Instruments, Inc.	24,791	1,930,971
Monolithic Power Systems, Inc.	20,990	2,850,022
Silicon Laboratories, Inc. (a)	7,380	763,092
Tower Semiconductor Ltd. (a)	190,278	3,000,684
		17,663,366
Software — 8.9%
Alteryx, Inc. Class A (a) (e)	26,891	2,934,346
Bandwidth, Inc. Class A (a)	36,751	2,757,060
Castlight Health, Inc. Class B (a)	188,762	609,701
Cloudera, Inc. (a)	119,627	629,238
Coupa Software, Inc. (a)	32,260	4,084,439
Envestnet, Inc. (a)	18,680	1,277,152
Everbridge, Inc. (a)	53,641	4,796,578
Fair Isaac Corp. (a)	4,110	1,290,622
Five9, Inc. (a)	67,230	3,448,227
Guidewire Software, Inc. (a)	14,857	1,506,203
HubSpot, Inc. (a)	38,658	6,591,962
ManTech International Corp. Class A	33,860	2,229,681
MongoDB, Inc. (a) (e)	22,750	3,460,047
New Relic, Inc. (a)	15,440	1,335,714
Omnicell, Inc. (a)	87,073	7,490,890
Pivotal Software, Inc. Class A (a)	48,856	515,919
SailPoint Technologies Holding, Inc. (a)	52,245	1,046,990
SVMK, Inc. (a) (e)	82,900	1,368,679
Zynga, Inc. Class A (a)	163,190	1,000,355
		48,373,803
		86,011,095
Utilities — 0.3%
Electric — 0.3%
Black Hills Corp.	22,599	1,766,564

TOTAL COMMON STOCK
(Cost $438,582,327)		522,185,746

PREFERRED STOCK — 0.3%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/3/15, Cost $650,636) (a) (b) (c) (d)	14,220	548,323
Technology — 0.2%
Software — 0.2%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $894,502) (a) (b) (c) (d)	77,018	786,354

TOTAL PREFERRED STOCK
(Cost $1,545,139)		1,334,677

TOTAL EQUITIES
(Cost $440,127,466)		523,520,423

MUTUAL FUNDS — 4.2%
Diversified Financial Services — 4.2%
iShares Russell 2000 Index Fund (e)	8,464	1,316,152

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (f)	21,614,396	$21,614,396
		22,930,548

TOTAL MUTUAL FUNDS
(Cost $22,896,725)		22,930,548

TOTAL LONG-TERM INVESTMENTS
(Cost $463,024,191)		546,450,971

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	$16,160,078	16,160,078

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,160,078)		16,160,078

TOTAL INVESTMENTS — 104.2%
(Cost $479,184,269) (h)		562,611,049

Other Assets/(Liabilities) — (4.2)%		(22,691,183)

NET ASSETS — 100.0%		$539,919,866

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Investment was valued using significant unobservable inputs.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $2,123,122 or 0.39% of net assets.

(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $2,123,122 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $21,137,850 or 3.91% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $16,161,761. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $16,489,887.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.4%
Australia — 7.0%
The AGL Energy Ltd.	10,497	$147,559
Alumina Ltd.	38,789	63,560
AMP Ltd.	49,349	73,566
APA Group	19,587	148,760
Aristocrat Leisure Ltd.	9,292	200,906
ASX Ltd.	3,228	187,096
Aurizon Holdings Ltd.	32,341	122,832
AusNet Services	29,454	38,810
Australia & New Zealand Banking Group Ltd.	47,149	934,971
Bank of Queensland Ltd. (a)	6,610	44,256
Bendigo & Adelaide Bank Ltd.	8,270	67,312
BHP Group Ltd.	48,623	1,408,544
BlueScope Steel Ltd.	9,149	77,662
Boral Ltd.	20,051	72,188
Brambles Ltd.	26,286	238,172
Caltex Australia Ltd.	4,461	77,587
Challenger Ltd.	8,875	41,472
CIMIC Group Ltd.	1,649	51,931
Coca-Cola Amatil Ltd.	8,486	60,866
Cochlear Ltd.	968	140,809
Coles Group Ltd. (b)	18,631	174,835
Commonwealth Bank of Australia	29,243	1,702,035
Computershare Ltd.	7,899	90,039
Crown Resorts Ltd.	6,282	54,955
CSL Ltd.	7,470	1,130,098
Dexus	17,206	157,035
Domino’s Pizza Enterprises Ltd. (a)	1,010	26,727
Flight Centre Travel Group Ltd.	864	25,238
Fortescue Metals Group Ltd.	22,874	145,602
Goodman Group	27,058	285,968
The GPT Group	30,881	133,560
Harvey Norman Holdings Ltd. (a)	9,263	26,524
Incitec Pivot Ltd.	28,746	68,894
Insurance Australia Group Ltd.	38,277	222,400
LendLease Group	9,297	84,921
Macquarie Group Ltd.	5,216	460,246
Medibank Pvt. Ltd.	44,277	108,628
Mirvac Group	61,472	135,323
National Australia Bank Ltd.	45,883	861,674
Newcrest Mining Ltd.	12,331	277,146
Orica Ltd.	6,092	86,808
Origin Energy Ltd.	29,620	152,328
QBE Insurance Group Ltd.	21,050	175,180
Ramsay Health Care Ltd.	2,213	112,436
REA Group Ltd. (a)	895	60,449
Rio Tinto Ltd.	6,121	446,644
Santos Ltd.	29,395	146,486
Scentre Group	86,667	234,044
SEEK Ltd.	5,258	78,243
Sonic Healthcare Ltd.	7,631	145,424
South32 Ltd.	52,452	116,038
South32 Ltd.	31,255	69,852
Stockland	41,028	120,221
Suncorp Group Ltd.	21,185	200,543
Sydney Airport	19,049	107,627
Tabcorp Holdings Ltd.	32,375	101,295
Telstra Corp. Ltd.	70,214	189,934
TPG Telecom Ltd.	6,332	28,654
Transurban Group	44,564	461,719
Treasury Wine Estates Ltd.	11,718	122,758
Vicinity Centres	55,422	95,475
Washington H Soul Pattinson & Co. Ltd.	1,775	27,435
Wesfarmers Ltd.	18,352	466,785
Westpac Banking Corp.	56,888	1,133,339
Woodside Petroleum Ltd.	15,336	392,575
Woolworths Group Ltd.	20,736	484,535
WorleyParsons Ltd.	5,330	55,330
		16,182,864
Austria — 0.2%
ANDRITZ AG	1,224	46,139
Erste Group Bank AG	4,897	181,779
OMV AG	2,484	121,047
Raiffeisen Bank International AG	2,364	55,464
Verbund AG	1,145	59,864
voestalpine AG	1,860	57,474
		521,767
Belgium — 1.0%
Ageas	3,076	159,977
Anheuser-Busch InBev SA/NV	12,564	1,112,731
Colruyt SA	965	56,000
Groupe Bruxelles Lambert SA	1,354	132,853
KBC Group NV	4,114	269,684
Proximus SADP	2,511	74,111
Solvay SA	1,213	125,679
Telenet Group Holding NV	946	52,760
UCB SA	1,991	165,100
Umicore SA (a)	3,371	108,387
		2,257,282
Bermuda — 0.3%
CK Infrastructure Holdings Ltd.	10,000	81,470
Dairy Farm International Holdings Ltd.	5,700	40,757
Hongkong Land Holdings Ltd.	18,100	116,752
Jardine Matheson Holdings Ltd.	3,700	233,199
Jardine Strategic Holdings Ltd.	3,700	141,178
Kerry Properties Ltd.	11,000	46,219

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NWS Holdings Ltd.	26,368	$54,255
Shangri-La Asia Ltd.	18,000	22,711
Yue Yuen Industrial Holdings Ltd.	12,000	32,823
		769,364
Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	5,000	51,262
BeiGene Ltd. ADR (b)	583	72,263
CK Asset Holdings Ltd.	42,745	333,680
CK Hutchison Holdings Ltd.	44,745	440,232
Melco Resorts & Entertainment Ltd. ADR	3,405	73,957
MGM China Holdings Ltd.	16,000	27,253
Sands China Ltd.	38,400	184,074
WH Group Ltd. (c)	149,072	151,762
Wharf Real Estate Investment Co. Ltd.	20,000	140,502
Wynn Macau Ltd.	25,200	56,616
		1,531,601
Denmark — 1.7%
AP Moller — Maersk A/S Class A	60	69,686
AP Moller — Maersk A/S Class B	103	127,824
Carlsberg A/S Class B	1,792	237,620
Chr Hansen Holding A/S	1,743	163,894
Coloplast A/S Class B	1,936	219,268
Danske Bank A/S	11,499	181,808
Demant A/S (a) (b)	1,660	51,627
DSV A/S	2,971	291,690
Genmab A/S (b)	986	181,537
H Lundbeck A/S	1,147	45,358
ISS A/S	2,875	86,798
Novo Nordisk A/S Class B	28,419	1,449,647
Novozymes A/S Class B	3,542	165,156
Orsted A/S (c)	3,118	269,852
Pandora A/S	1,843	65,576
Tryg A/S	1,868	60,722
Vestas Wind Systems A/S	3,154	272,830
		3,940,893
Finland — 1.1%
Elisa OYJ	2,410	117,580
Fortum OYJ	7,083	156,543
Kone OYJ Class B	5,558	328,036
Metso OYJ	1,689	66,365
Neste OYJ	7,010	238,295
Nokia OYJ	91,239	453,398
Nokian Renkaat OYJ (b)	2,000	62,457
Nordea Bank Abp	49,178	357,311
Orion OYJ Class B	1,659	60,826
Sampo OYJ Class A	7,226	341,015
Stora Enso OYJ Class R	9,355	109,957
UPM-Kymmene OYJ	8,768	233,029
Wartsila OYJ Abp	7,562	109,690
		2,634,502
France — 10.5%
Accor SA	3,180	136,516
Aeroports de Paris	507	89,475
Air Liquide SA	7,067	988,901
Alstom SA	2,648	122,860
Amundi SA (c)	936	65,399
Arkema SA	1,157	107,613
Atos SE	1,649	137,875
AXA SA	31,797	835,313
BioMerieux	726	60,145
BNP Paribas SA	18,459	878,249
Bollore SA	14,853	65,538
Bouygues SA	3,636	134,675
Bureau Veritas SA	4,615	113,993
Capgemini SE	2,624	326,497
Carrefour SA (a)	9,873	190,645
Casino Guichard Perrachon SA (a)	921	31,421
Cie de Saint-Gobain	8,176	319,587
Cie Generale des Etablissements Michelin SCA	2,811	356,626
CNP Assurances	2,968	67,392
Covivio	833	87,193
Credit Agricole SA	18,298	219,448
Danone SA	10,216	866,423
Dassault Aviation SA	40	57,605
Dassault Systemes SE	2,170	346,692
Edenred	4,061	207,182
Eiffage SA	1,270	125,559
Electricite de France SA	10,039	126,614
Engie SA	29,665	450,488
EssilorLuxottica SA	4,690	613,069
Eurazeo SE	769	53,702
Eutelsat Communications SA	2,857	53,437
Faurecia SA	1,290	59,880
Gecina SA	746	111,640
Getlink SE	7,234	115,910
Hermes International	514	370,717
ICADE	524	48,073
Iliad SA (a)	440	49,523
Imerys SA	609	32,437
Ingenico Group SA (a)	957	84,648
Ipsen SA	650	88,697
JCDecaux SA	1,295	39,229
Kering SA	1,233	729,375
Klepierre	3,482	116,729
L’Oreal SA	4,158	1,184,386
Legrand SA	4,368	320,071
LVMH Moet Hennessy Louis Vuitton SE	4,582	1,950,518
Natixis SA	16,032	64,643
Orange SA	33,040	520,914
Pernod Ricard SA	3,521	648,837
Peugeot SA	9,604	236,699

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Publicis Groupe SA	3,502	$184,911
Remy Cointreau SA	400	57,726
Renault SA	3,142	198,065
Safran SA	5,406	792,149
Sanofi	18,492	1,599,722
Sartorius Stedim Biotech	491	77,441
Schneider Electric SE	8,311	755,298
Schneider Electric SE	719	65,219
SCOR SE	2,739	120,202
SEB SA	387	69,585
Societe BIC SA (a)	410	31,281
Societe Generale SA	12,686	321,012
Sodexo SA	1,472	172,080
Suez	6,163	88,936
Teleperformance	930	186,353
Thales SA	1,782	220,178
Total SA	39,084	2,186,793
Ubisoft Entertainment SA (b)	1,343	105,291
Unibail Rodamco Westfield	11,160	80,553
Unibail Rodamco Westfield	1,295	194,008
Unibail Rodamco Westfield (a)	428	64,122
Valeo SA	4,026	130,966
Veolia Environnement SA	8,709	212,332
Vinci SA	8,389	860,105
Vivendi SA	15,064	415,190
Wendel SA	483	65,968
Worldline SA (b) (c)	1,341	97,604
		24,362,148
Germany — 8.1%
1&1 Drillisch AG	804	26,751
adidas AG	2,975	918,456
Allianz SE Registered	6,955	1,676,262
Axel Springer SE	819	57,738
BASF SE	15,073	1,094,985
Bayer AG Registered	15,328	1,064,672
Bayerische Motoren Werke AG	5,465	405,207
Beiersdorf AG	1,697	203,697
Brenntag AG	2,587	127,404
Carl Zeiss Meditec AG	673	66,387
Commerzbank AG	16,977	121,932
Continental AG	1,815	264,615
Covestro AG (c)	2,809	142,790
Daimler AG Registered	15,016	835,380
Delivery Hero AG (b) (c)	1,842	83,551
Deutsche Bank AG Registered	32,413	249,845
Deutsche Boerse AG	3,135	443,462
Deutsche Lufthansa AG Registered	4,022	68,921
Deutsche Post AG Registered	16,342	536,683
Deutsche Telekom AG Registered	55,182	954,952
Deutsche Wohnen SE	5,942	217,956
E.ON SE	35,690	387,619
Evonik Industries AG	2,957	86,111
Fraport AG Frankfurt Airport Services Worldwide	688	59,144
Fresenius Medical Care AG & Co. KGaA	3,558	279,121
Fresenius SE & Co. KGaA	6,874	372,410
GEA Group AG	2,753	78,213
Hannover Rueck SE	1,009	163,135
HeidelbergCement AG	2,505	202,623
Henkel AG & Co. KGaA	1,752	160,870
HOCHTIEF AG	407	49,566
HUGO BOSS AG	1,080	71,976
Infineon Technologies AG	20,594	363,939
Innogy SE	2,125	90,975
KION Group AG	1,194	75,271
Knorr-Bremse AG	768	85,532
LANXESS AG	1,411	83,848
Merck KGaA	2,151	225,067
METRO AG	2,772	50,684
MTU Aero Engines AG	872	208,041
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,435	611,122
Puma SE	340	22,674
Puma SE	980	65,357
RWE AG	9,190	226,549
SAP SE	16,214	2,228,794
Siemens AG Registered	12,610	1,498,884
Siemens Healthineers AG (c)	2,536	107,014
Symrise AG	2,117	203,709
Telefonica Deutschland Holding AG	12,902	36,066
thyssenkrupp AG	7,121	104,141
TUI AG	4,761	46,580
TUI AG	2,672	26,212
Uniper Se	3,386	102,572
United Internet AG Registered	2,076	68,364
Volkswagen AG	556	95,557
Vonovia SE	7,952	379,773
Wirecard AG	1,936	325,754
Zalando SE (b) (c)	2,050	90,958
		18,895,871
Hong Kong — 2.9%
AIA Group Ltd.	199,380	2,155,426
The Bank of East Asia Ltd.	22,863	63,808
BOC Hong Kong Holdings Ltd.	60,500	238,379
CLP Holdings Ltd.	26,999	297,471
Galaxy Entertainment Group Ltd.	36,000	243,193
Hang Lung Properties Ltd.	33,000	78,571
Hang Seng Bank Ltd.	12,300	305,584
Henderson Land Development Co. Ltd.	24,325	134,223
HK Electric Investments & HK Electric Investments Ltd. Class SS	43,706	44,759

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HKT Trust & HKT Ltd.	64,840	$102,950
Hong Kong & China Gas Co. Ltd.	167,813	372,294
Hong Kong Exchanges & Clearing Ltd.	19,381	685,039
Hysan Development Co. Ltd.	11,035	57,034
Link REIT	34,223	420,942
MTR Corp. Ltd.	25,520	171,886
New World Development Co. Ltd.	101,890	158,774
PCCW Ltd.	71,136	41,087
Power Assets Holdings Ltd.	23,000	165,366
Sino Land Co. Ltd.	50,341	84,186
SJM Holdings Ltd.	34,000	38,743
Sun Hung Kai Properties Ltd.	26,258	445,924
Swire Pacific Ltd. Class A	8,000	98,434
Swire Properties Ltd.	19,996	80,821
Techtronic Industries Co. Ltd.	21,903	167,969
Vitasoy International Holdings Ltd.	12,000	57,618
The Wharf Holdings Ltd.	21,000	55,527
Wheelock & Co. Ltd.	14,000	100,529
		6,866,537
Ireland — 0.6%
AIB Group PLC	13,857	56,850
Bank of Ireland Group PLC	16,741	87,761
CRH PLC	13,228	432,196
DCC PLC	1,659	148,323
Flutter Entertainment PLC	1,378	103,787
James Hardie Industries PLC	7,352	96,712
Kerry Group PLC Class A	2,618	312,597
Kingspan Group PLC	2,587	140,503
Smurfit Kappa Group PLC	3,832	115,967
		1,494,696
Israel — 0.6%
Azrieli Group Ltd.	718	48,148
Bank Hapoalim B.M.	18,105	135,001
Bank Leumi Le-Israel BM	24,573	177,561
Check Point Software Technologies Ltd. (b)	1,994	230,526
CyberArk Software Ltd. (b)	600	76,704
Elbit Systems Ltd.	390	58,301
Israel Chemicals Ltd.	11,207	58,859
Israel Discount Bank Ltd.	20,201	82,597
Mizrahi Tefahot Bank Ltd.	2,307	53,366
Nice Ltd. (b)	1,047	143,297
Teva Pharmaceutical Industries Ltd. Sponsored ADR (b)	17,907	165,282
Wix.com Ltd. (b)	700	99,470
		1,329,112
Italy — 1.9%
Assicurazioni Generali SpA	18,306	344,279
Atlantia SpA	7,890	205,275
Davide Campari-Milano SpA	9,775	95,703
Enel SpA	133,336	931,651
Eni SpA	41,692	690,602
FinecoBank Banca Fineco SpA	8,470	94,482
Intesa Sanpaolo SpA	245,139	524,603
Leonardo SpA	6,438	81,589
Mediobanca Banca di Credito Finanziario SpA	10,626	109,657
Moncler SpA	3,010	128,692
Pirelli & C SpA (c)	6,657	39,351
Poste Italiane SpA (c)	8,592	90,514
Prysmian SpA	4,071	84,019
Recordati SpA	1,755	73,159
Snam SpA	35,767	177,946
Telecom Italia SpA (b)	148,473	81,072
Terna Rete Elettrica Nazionale SpA	23,695	150,968
UniCredit SpA	33,058	406,952
		4,310,514
Japan — 23.4%
ABC-Mart, Inc.	500	32,629
Acom Co. Ltd.	6,300	22,723
Advantest Corp.	3,300	91,298
Aeon Co. Ltd.	11,000	189,237
AEON Financial Service Co, Ltd.	1,800	28,932
Aeon Mall Co. Ltd.	1,500	22,605
AGC, Inc.	3,100	107,425
Air Water, Inc.	2,400	41,207
Aisin Seiki Co. Ltd.	2,600	89,367
Ajinomoto Co., Inc.	6,800	118,087
Alfresa Holdings Corp.	3,100	76,707
Alps Electric Co. Ltd.	3,300	55,520
Amada Holdings Co. Ltd.	5,800	65,970
ANA Holdings, Inc.	2,000	66,277
Aozora Bank Ltd.	1,900	45,690
Asahi Group Holdings Ltd.	5,800	261,367
Asahi Intecc Co. Ltd.	3,200	79,118
Asahi Kasei Corp.	20,600	220,085
Astellas Pharma, Inc.	30,400	434,055
Bandai Namco Holdings, Inc.	3,300	160,464
The Bank of Kyoto Ltd.	800	31,013
Benesse Holdings, Inc.	1,100	25,634
Bridgestone Corp. (a)	9,500	374,574
Brother Industries Ltd.	3,600	68,191
Calbee, Inc.	1,300	35,032
Canon, Inc.	16,600	486,184
Casio Computer Co. Ltd.	3,200	39,822
Central Japan Railway Co.	2,400	481,410
Century Tokyo Leasing Corp.	700	29,624
The Chiba Bank Ltd.	9,700	47,506
Chubu Electric Power Co., Inc.	10,200	143,241
Chugai Pharmaceutical Co. Ltd.	3,700	242,018
The Chugoku Electric Power Co., Inc.	4,900	61,842
Coca-Cola Bottlers Japan Holdings, Inc. (a)	2,100	53,298

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Concordia Financial Group Ltd.	17,400	$64,931
Credit Saison Co. Ltd.	2,600	30,514
CyberAgent, Inc.	1,700	61,786
Dai Nippon Printing Co. Ltd.	4,200	90,015
Dai-ichi Life Holdings, Inc.	17,700	267,787
Daicel Corp.	4,800	42,776
Daifuku Co. Ltd.	1,700	95,929
Daiichi Sankyo Co. Ltd.	9,200	480,357
Daikin Industries Ltd.	4,100	536,648
Daito Trust Construction Co. Ltd.	1,200	152,759
Daiwa House Industry Co. Ltd.	9,400	274,520
Daiwa House REIT Investment Corp.	29	69,986
Daiwa Securities Group, Inc.	26,700	117,236
Denso Corp.	7,200	303,500
Dentsu, Inc.	3,600	126,022
Disco Corp.	500	82,479
Don Quijote Holdings Co. Ltd.	1,800	114,410
East Japan Railway Co.	5,000	468,252
Eisai Co. Ltd.	4,100	231,338
Electric Power Development Co. Ltd.	2,600	58,989
FamilyMart UNY Holdings Co. Ltd.	4,000	95,335
FANUC Corp.	3,200	594,029
Fast Retailing Co., Ltd.	1,000	605,454
Fuji Electric Co. Ltd.	2,000	69,201
FUJIFILM Holdings Corp.	6,000	304,825
Fujitsu Ltd.	3,300	229,722
Fukuoka Financial Group, Inc.	2,900	53,303
GMO Payment Gateway, Inc.	700	48,267
Hakuhodo DY Holdings, Inc.	3,700	62,470
Hamamatsu Photonics KK	2,200	85,860
Hankyu Hanshin Holdings, Inc.	3,700	132,813
Hikari Tsushin, Inc.	300	65,502
Hino Motors Ltd.	4,200	35,418
Hirose Electric Co. Ltd.	525	58,741
Hisamitsu Pharmaceutical Co., Inc.	1,000	39,608
Hitachi Chemical Co. Ltd.	1,700	46,240
Hitachi Construction Machinery Co. Ltd.	1,700	44,379
Hitachi High-Technologies Corp.	1,100	56,610
Hitachi Ltd.	15,900	584,356
Hitachi Metals Ltd.	3,500	39,646
Honda Motor Co. Ltd.	26,500	686,409
Hoshizaki Corp.	900	66,923
Hoya Corp.	6,300	483,922
Hulic Co. Ltd.	4,000	32,205
Idemitsu Kosan Co. Ltd.	3,171	96,406
IHI Corp.	2,300	55,617
Iida Group Holdings Co. Ltd.	2,500	40,439
Inpex Corp.	16,700	152,221
Isetan Mitsukoshi Holdings Ltd.	5,800	46,979
Isuzu Motors Ltd.	9,000	102,988
ITOCHU Corp.	21,700	415,399
Itochu Techno-Solutions Corp.	1,700	43,639
J Front Retailing Co. Ltd.	3,600	41,364
Japan Airlines Co. Ltd.	2,100	67,181
Japan Airport Terminal Co. Ltd.	800	34,297
Japan Exchange Group, Inc.	8,600	137,008
Japan Post Bank Co. Ltd.	7,000	71,005
Japan Post Holdings Co. Ltd.	26,000	294,577
Japan Prime Realty Investment Corp.	14	60,647
Japan Real Estate Investment Corp.	21	127,796
Japan Retail Fund Investment Corp.	45	90,976
Japan Tobacco, Inc.	19,900	439,774
JFE Holdings, Inc.	8,000	117,769
JGC Corp.	3,300	45,457
JSR Corp.	3,000	47,493
JTEKT Corp.	3,300	40,156
JXTG Holdings, Inc.	53,300	266,356
Kajima Corp.	7,500	103,139
Kakaku.com, Inc.	2,300	44,519
Kamigumi Co. Ltd.	1,900	45,043
Kaneka Corp.	800	30,156
The Kansai Electric Power Co., Inc.	11,300	129,617
Kansai Paint Co. Ltd.	2,800	58,875
Kao Corp.	8,100	617,950
Kawasaki Heavy Industries Ltd.	2,300	54,553
KDDI Corp.	28,900	736,273
Keihan Holdings Co., Ltd.	1,500	65,461
Keikyu Corp.	3,500	60,343
Keio Corp.	1,600	105,380
Keisei Electric Railway Co. Ltd.	2,000	72,970
Keyence Corp.	1,500	921,809
Kikkoman Corp.	2,300	100,301
Kintetsu Group Holdings Co. Ltd.	2,800	134,207
Kirin Holdings Co. Ltd.	13,500	291,380
Kobayashi Pharmaceutical Co. Ltd.	800	57,365
Kobe Steel Ltd.	5,200	34,113
Koito Manufacturing Co. Ltd.	1,600	85,639
Komatsu Ltd.	15,200	368,344
Konami Holdings Corp.	1,600	75,085
Konica Minolta, Inc.	7,100	69,197
Kose Corp.	500	84,100
Kubota Corp.	17,200	286,783
Kuraray Co. Ltd.	5,100	61,068
Kurita Water Industries Ltd.	1,800	44,854
Kyocera Corp.	5,300	346,848
Kyowa Hakko Kirin Co. Ltd.	4,100	73,893
Kyushu Electric Power Co, Inc.	6,000	58,849
Kyushu Railway Co.	2,600	75,932
Lawson, Inc.	800	38,392
LINE Corp. (a) (b)	1,000	28,010
Lion Corp.	3,700	69,035
LIXIL Group Corp.	4,600	72,960
M3, Inc.	6,800	124,610
Makita Corp.	3,800	129,474
Marubeni Corp.	25,600	169,849
Marui Group Co. Ltd.	3,300	67,273

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Maruichi Steel Tube Ltd.	900	$25,037
Mazda Motor Corp.	9,700	101,567
McDonald’s Holdings Co. Japan Ltd.	1,100	48,512
Mebuki Financial Group Inc.	13,300	34,757
Medipal Holdings Corp.	2,700	59,721
MEIJI Holdings Co. Ltd.	2,000	143,013
Mercari, Inc. (b)	1,200	31,940
MinebeaMitsumi, Inc.	6,200	105,456
MISUMI Group, Inc.	4,800	120,947
Mitsubishi Chemical Holding Corp.	21,200	148,359
Mitsubishi Corp.	22,400	591,338
Mitsubishi Electric Corp.	30,100	397,866
Mitsubishi Estate Co. Ltd.	19,400	361,904
Mitsubishi Gas Chemical Co., Inc.	2,600	34,758
Mitsubishi Heavy Industries Ltd.	5,300	231,041
Mitsubishi Materials Corp.	1,800	51,317
Mitsubishi Motors Corp.	10,600	50,930
Mitsubishi Tanabe Pharma Corp.	4,000	44,723
Mitsubishi UFJ Financial Group, Inc.	203,600	973,322
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	34,033
Mitsui & Co. Ltd.	27,300	445,278
Mitsui Chemicals, Inc.	2,900	72,026
Mitsui Fudosan Co. Ltd.	14,700	356,932
Mitsui OSK Lines Ltd.	2,000	48,036
Mizuho Financial Group, Inc.	392,800	569,879
MonotaRO Co. Ltd.	2,100	51,376
MS&AD Insurance Group Holdings, Inc.	7,800	248,010
Murata Manufacturing Co. Ltd.	9,500	428,436
Nabtesco Corp.	1,800	50,291
Nagoya Railroad Co. Ltd.	3,200	88,629
NEC Corp.	4,100	161,566
Nexon Co. Ltd. (b)	7,600	110,334
NGK Insulators Ltd.	4,600	67,246
NGK Spark Plug Co. Ltd.	2,600	48,949
NH Foods Ltd.	1,500	64,356
Nidec Corp.	3,700	507,723
Nikon Corp.	5,200	73,717
Nintendo Co. Ltd.	1,900	698,497
Nippon Building Fund, Inc.	22	150,632
Nippon Electric Glass Co. Ltd.	1,300	33,014
Nippon Express Co. Ltd.	1,200	63,958
Nippon Paint Holdings Co. Ltd. (a)	2,500	97,211
Nippon Prologis REIT, Inc.	27	62,320
Nippon Steel Corp.	13,400	230,460
Nippon Telegraph & Telephone Corp.	10,500	489,332
Nippon Yusen KK	2,300	37,020
Nissan Chemical Corp.	2,100	94,826
Nissan Motor Co. Ltd.	38,100	272,517
Nisshin Seifun Group, Inc.	3,200	72,949
Nissin Foods Holdings Co. Ltd.	1,100	70,790
Nitori Holdings Co. Ltd.	1,300	172,485
Nitto Denko Corp.	2,700	132,977
Nomura Holdings, Inc.	54,000	191,808
Nomura Real Estate Holdings, Inc.	2,100	45,213
Nomura Real Estate Master Fund, Inc.	62	95,330
Nomura Research Institute Ltd.	5,400	86,768
NSK Ltd.	5,700	51,223
NTT Data Corp.	10,100	134,805
NTT DOCOMO, Inc.	21,900	511,115
Obayashi Corp.	9,900	98,158
Obic Co. Ltd.	1,100	124,889
Odakyu Electric Railway Co. Ltd.	4,700	115,159
Oji Holdings Corp.	14,000	81,105
Olympus Corp.	18,800	209,571
Omron Corp.	3,100	162,426
Ono Pharmaceutical Co. Ltd.	6,400	114,932
Oracle Corp.	600	43,972
Oriental Land Co. Ltd.	3,300	409,143
ORIX Corp.	21,800	325,879
Osaka Gas Co. Ltd.	6,300	109,888
Otsuka Corp.	1,700	68,509
Otsuka Holdings Co. Ltd.	6,400	209,169
Panasonic Corp.	36,400	303,933
Park24 Co. Ltd.	1,800	42,027
PeptiDream, Inc. (b)	1,500	76,898
Persol Holdings Co. Ltd.	3,100	73,038
Pigeon Corp.	1,900	76,644
Pola Orbis Holdings, Inc.	1,600	44,797
Rakuten, Inc.	14,700	175,308
Recruit Holdings Co. Ltd.	19,700	658,591
Renesas Electronics Corp. (b)	13,000	64,768
Resona Holdings, Inc.	34,600	144,594
Ricoh Co. Ltd.	11,400	114,101
Rinnai Corp.	600	38,228
Rohm Co. Ltd.	1,600	108,021
Ryohin Keikaku Co. Ltd.	400	72,375
Sankyo Co. Ltd.	800	28,988
Santen Pharmaceutical Co. Ltd.	6,300	104,597
SBI Holdings, Inc.	3,642	90,379
Secom Co. Ltd.	3,400	292,370
Sega Sammy Holdings, Inc.	2,800	34,091
Seibu Holdings, Inc.	3,500	58,473
Seiko Epson Corp.	4,100	65,028
Sekisui Chemical Co. Ltd.	6,300	94,831
Sekisui House Ltd.	10,500	173,283
Seven & i Holdings Co. Ltd.	12,200	413,522
Seven Bank Ltd.	10,000	26,215
SG Holdings Co. Ltd.	2,500	70,941
Sharp Corp.	3,600	39,653
Shimadzu Corp.	3,800	93,475
Shimamura Co. Ltd.	400	29,933
Shimano, Inc.	1,200	178,304
Shimizu Corp.	9,000	74,903
Shin-Etsu Chemical Co. Ltd.	5,900	550,874

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shinsei Bank Ltd.	2,500	$38,913
Shionogi & Co. Ltd.	4,400	254,063
Shiseido Co. Ltd.	6,600	498,482
The Shizuoka Bank Ltd.	7,200	53,187
Showa Denko KK (a)	2,300	68,208
SMC Corp.	900	336,957
Softbank Corp.	27,200	353,048
SoftBank Group Corp.	27,000	1,301,096
Sohgo Security Services Co. Ltd.	1,200	55,420
Sompo Holdings, Inc.	5,600	216,727
Sony Corp.	20,900	1,092,003
Sony Financial Holdings, Inc.	2,400	57,778
Stanley Electric Co. Ltd.	2,200	54,238
Subaru Corp.	9,900	241,191
Sumco Corp.	3,800	45,497
Sumitomo Chemical Co. Ltd.	25,000	116,324
Sumitomo Corp.	19,700	299,036
Sumitomo Dainippon Pharma Co. Ltd.	2,600	49,403
Sumitomo Electric Industries Ltd.	12,700	167,118
Sumitomo Heavy Industries Ltd.	1,800	62,097
Sumitomo Metal Mining Co. Ltd.	3,900	116,915
Sumitomo Mitsui Financial Group, Inc.	22,000	779,019
Sumitomo Mitsui Trust Holdings, Inc.	5,500	199,786
Sumitomo Realty & Development Co. Ltd.	5,700	203,817
Sumitomo Rubber Industries Ltd.	3,000	34,765
Sundrug Co. Ltd.	1,200	32,518
Suntory Beverage & Food Ltd.	2,200	95,506
Suzuken Co. Ltd.	1,200	70,531
Suzuki Motor Corp.	6,100	287,121
Sysmex Corp.	2,800	182,908
T&D Holdings, Inc.	9,500	103,615
Taiheiyo Cement Corp.	2,100	63,680
Taisei Corp.	3,500	127,391
Taisho Pharmaceutical Holdings Co. Ltd.	600	46,194
Taiyo Nippon Sanso Corp.	2,100	44,522
Takeda Pharmaceutical Co. Ltd.	24,541	872,310
TDK Corp.	2,100	163,276
Teijin Ltd.	2,800	47,804
Terumo Corp.	10,700	319,505
THK Co. Ltd.	1,900	45,681
Tobu Railway Co. Ltd.	3,100	90,486
Toho Co. Ltd.	1,900	80,888
Toho Gas Co. Ltd.	1,200	44,223
Tohoku Electric Power Co., Inc.	7,200	72,928
Tokio Marine Holdings, Inc.	10,600	531,968
Tokyo Electric Power Co. Holdings, Inc. (b)	25,700	134,272
Tokyo Electron Ltd.	2,600	365,574
Tokyo Gas Co. Ltd.	6,400	150,580
Tokyu Corp.	8,400	148,829
Tokyu Fudosan Holdings Corp.	10,500	58,069
Toppan Printing Co. Ltd.	4,000	60,600
Toray Industries, Inc.	23,400	178,291
Toshiba Corp.	9,300	289,733
Tosoh Corp.	4,100	57,855
TOTO Ltd.	2,400	95,051
Toyo Seikan Group Holdings Ltd.	2,400	47,734
Toyo Suisan Kaisha Ltd.	1,600	65,763
Toyoda Gosei Co. Ltd.	1,100	21,520
Toyota Industries Corp.	2,500	137,934
Toyota Motor Corp.	37,700	2,343,244
Toyota Tsusho Corp.	3,600	109,387
Trend Micro, Inc.	2,100	93,809
Tsuruha Holdings, Inc.	600	55,537
Unicharm Corp.	6,400	193,106
United Urban Investment Corp.	48	80,393
USS Co. Ltd.	3,700	73,027
Welcia Holdings Co. Ltd.	800	32,645
West Japan Railway Co.	2,600	210,920
Yahoo! Japan Corp.	44,700	131,387
Yakult Honsha Co. Ltd.	2,000	117,739
Yamada Denki Co. Ltd.	11,000	48,697
Yamaha Corp.	2,400	114,272
Yamaha Motor Co. Ltd.	4,800	85,573
Yamato Holdings Co. Ltd.	5,000	101,858
Yamazaki Baking Co. Ltd.	2,000	30,272
Yaskawa Electric Corp.	4,100	140,166
Yokogawa Electric Corp.	3,600	70,768
The Yokohama Rubber Co. Ltd. (a)	1,800	33,158
ZOZO, Inc.	3,400	63,807
		54,573,088
Luxembourg — 0.3%
ArcelorMittal	10,875	194,749
Aroundtown SA	12,983	106,971
Eurofins Scientific SE	185	81,840
Millicom International Cellular SA	1,090	61,335
RTL Group	620	31,817
SES SA	6,082	95,236
Tenaris SA	7,982	105,020
		676,968
Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	25,192
Netherlands — 4.6%
ABN AMRO Bank NV (c)	7,127	152,501
Adyen NV (b) (c)	169	130,498
Aegon NV	31,090	154,801
AerCap Holdings NV (b)	2,043	106,256
Airbus SE	9,584	1,358,963
Akzo Nobel NV	3,744	351,917
ASML Holding NV	7,005	1,464,516
CNH Industrial NV	16,556	169,347
EXOR NV	1,845	128,934

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ferrari NV	1,554	$250,847
Ferrari NV	454	73,726
Fiat Chrysler Automobiles NV	11,145	154,024
Fiat Chrysler Automobiles NV	6,207	86,366
Heineken Holding NV	1,907	200,189
Heineken NV	4,275	477,176
ING Groep NV	64,136	743,718
Koninklijke Ahold Delhaize NV	19,278	433,575
Koninklijke DSM NV	3,037	375,504
Koninklijke KPN NV	59,780	183,562
Koninklijke Philips NV	15,374	667,787
Koninklijke Vopak NV	1,054	48,705
NN Group NV	5,122	206,202
NXP Semiconductor NV	4,843	472,725
QIAGEN NV (b)	3,850	156,404
Randstad NV	1,898	104,258
STMicroelectronics NV	11,215	198,990
Unilever NV	24,088	1,467,298
Wolters Kluwer NV	4,507	328,121
		10,646,910
New Zealand — 0.2%
a2 Milk Co. Ltd. (b)	12,155	120,044
Auckland International Airport Ltd.	16,674	110,465
Fisher & Paykel Healthcare Corp. Ltd.	9,581	99,620
Fletcher Building Ltd.	14,358	46,634
Meridian Energy Ltd.	20,728	66,230
Ryman Healthcare Ltd.	6,396	50,527
Spark New Zealand Ltd.	31,370	84,324
		577,844
Norway — 0.7%
Det Norske Oljeselskap ASA	1,763	50,833
DNB ASA	16,001	297,636
Equinor ASA	16,392	324,758
Gjensidige Forsikring ASA	3,473	69,937
Marine Harvest ASA (b)	7,021	164,190
Norsk Hydro ASA	22,731	81,584
Orkla ASA	12,713	112,922
Schibsted ASA Class B	1,499	39,163
Telenor ASA	12,186	258,961
Yara International ASA	3,003	145,760
		1,545,744
Papua New Guinea — 0.1%
Oil Search Ltd.	22,950	114,302
Portugal — 0.1%
Banco Espirito Santo SA (b) (d)	39,664	-
EDP — Energias de Portugal SA	40,995	155,946
Galp Energia SGPS SA	8,363	128,925
Jeronimo Martins SGPS SA	3,859	62,146
		347,017
Singapore — 1.3%
Ascendas REIT	43,400	100,115
CapitaLand Commercial Trust	40,643	65,197
CapitaLand Ltd.	40,300	105,179
CapitaLand Mall Trust	41,100	79,999
City Developments Ltd.	6,800	47,742
ComfortDelGro Corp. Ltd.	34,800	68,432
DBS Group Holdings, Ltd.	29,663	569,429
Genting Singapore Ltd.	103,000	70,075
Jardine Cycle & Carriage Ltd.	1,777	47,672
Keppel Corp. Ltd.	24,100	119,021
Oversea-Chinese Banking Corp. Ltd.	53,921	455,898
SATS Ltd.	11,200	43,282
Sembcorp Industries Ltd.	16,500	29,477
Singapore Airlines Ltd.	9,500	65,205
Singapore Exchange Ltd.	13,700	80,348
Singapore Press Holdings Ltd.	26,900	48,632
Singapore Technologies Engineering Ltd.	27,000	82,762
Singapore Telecommunications Ltd.	133,600	346,223
Suntec REIT	35,300	50,647
United Overseas Bank Ltd.	20,793	401,747
UOL Group Ltd.	8,269	46,159
Venture Corp. Ltd.	4,400	53,008
Wilmar International Ltd.	31,500	86,337
Yangzijiang Shipbuilding Holdings Ltd.	39,700	45,012
		3,107,598
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	4,198	167,620
Aena SME SA (c)	1,089	215,854
Amadeus IT Group SA	7,264	574,845
Banco Bilbao Vizcaya Argentaria SA	108,403	606,211
Banco de Sabadell SA	89,824	93,234
Banco Santander SA	267,100	1,241,443
Bankia SA	19,111	45,164
Bankinter SA	11,327	78,035
CaixaBank SA	58,727	168,175
Cellnex Telecom SAU (c)	3,227	119,458
Enagas SA	3,861	103,160
Endesa SA (a)	5,360	137,890
Ferrovial SA	8,022	205,351
Grifols SA	5,064	149,634
Iberdrola SA	97,188	969,438
Industria de Diseno Textil SA	17,744	533,121
Mapfre SA	18,733	54,842
Naturgy Energy Group SA	5,101	140,497
Red Electrica Corp. SA	6,894	143,529
Repsol SA	22,976	360,186
Siemens Gamesa Renewable Energy SA	3,998	66,475

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonica SA	77,565	$636,940
		6,811,102
Sweden — 2.4%
Alfa Laval AB	4,969	108,423
Assa Abloy AB Class B	16,434	372,042
Atlas Copco AB Class A	11,043	353,007
Atlas Copco AB Class B	6,517	186,982
Boliden AB	4,596	117,542
Electrolux AB Series B	3,676	93,949
Epiroc AB Class A	10,351	107,778
Epiroc AB Class B	6,026	59,694
Essity AB Class B	9,752	299,736
Hennes & Mauritz AB Class B	13,395	237,727
Hexagon AB Class B	4,288	238,113
Husqvarna AB Class B	6,940	64,918
ICA Gruppen AB	1,312	56,428
Industrivarden AB Class C	2,655	58,845
Investor AB Class B	7,607	365,464
Kinnevik AB Class B	3,931	102,338
L E Lundbergforetagen AB Class B	1,378	51,584
Lundin Petroleum AB (a)	3,013	93,768
Sandvik AB	18,625	342,207
Securitas AB Class B	5,416	95,054
Skandinaviska Enskilda Banken AB Class A	26,688	246,941
Skanska AB Class B	5,847	105,603
SKF AB Class B	6,427	118,196
Svenska Handelsbanken AB Class A	24,934	246,850
Swedbank AB Class A	14,629	219,700
Swedish Match AB	2,862	120,960
Tele2 AB Class B	8,232	120,226
Telefonaktiebolaget LM Ericsson Class B	50,672	480,892
Telia Co AB	45,904	203,948
Volvo AB Class B	24,638	391,010
		5,659,925
Switzerland — 9.3%
ABB Ltd. Registered	30,264	607,726
Adecco Group AG Registered	2,630	158,061
Alcon, Inc. (b)	7,078	437,762
Baloise Holding AG Registered	828	146,704
Barry Callebaut AG Registered	36	72,214
Chocoladefabriken Lindt & Spruengli AG	18	130,963
Chocoladefabriken Lindt & Spruengli AG Registered	2	162,730
Cie Financiere Richemont SA Registered	8,603	730,171
Clariant AG	3,190	64,856
Coca-Cola HBC AG	3,273	123,854
Credit Suisse Group AG Registered	41,941	503,254
Dufry AG Registered	686	58,110
EMS-Chemie Holding AG Registered	133	86,319
Geberit AG Registered	606	283,104
Givaudan SA Registered	149	420,685
Julius Baer Group Ltd.	3,784	168,808
Kuehne & Nagel International AG Registered	900	133,605
LafargeHolcim Ltd. Registered	4,338	212,254
LafargeHolcim Ltd. Registered	3,822	186,671
Lonza Group AG Registered	1,231	415,431
Nestle SA Registered	50,507	5,228,926
Novartis AG Registered	35,770	3,271,775
Pargesa Holding SA	683	52,664
Partners Group Holding AG	314	246,731
Roche Holding AG	11,592	3,261,598
Schindler Holding AG	656	146,045
Schindler Holding AG Registered	334	72,953
SGS SA Registered	89	226,762
Sika AG Registered	2,118	361,501
Sonova Holding AG Registered	911	207,368
Straumann Holding AG Registered	168	148,259
The Swatch Group AG	508	145,854
The Swatch Group AG Registered	907	49,112
Swiss Life Holding AG Registered	574	284,490
Swiss Prime Site AG Registered	1,196	104,421
Swiss Re AG	4,940	502,242
Swisscom AG Registered	433	217,395
Temenos Group AG Registered	1,020	182,644
UBS Group AG Registered	63,486	754,502
Vifor Pharma AG	774	111,849
Zurich Insurance Group AG	2,483	864,611
		21,544,984
United Kingdom — 16.5%
3i Group PLC	16,026	226,933
Admiral Group PLC	3,274	91,985
Anglo American PLC	17,036	487,299
Antofagasta PLC	6,685	79,141
Ashtead Group PLC	8,011	229,765
Associated British Foods PLC	5,903	185,024
AstraZeneca PLC	20,882	1,704,691
Auto Trader Group PLC (c)	15,140	105,516
Aviva PLC	64,533	342,280
BAE Systems PLC	52,366	330,255
Barclays PLC	277,721	529,380
Barratt Developments PLC	15,797	115,011
The Berkeley Group Holdings PLC	2,033	96,420
BHP Group PLC	34,823	888,766
BP PLC	333,616	2,331,449
British American Tobacco PLC	37,767	1,318,219
The British Land Co. PLC	15,523	106,236
BT Group PLC	136,248	340,566
Bunzl PLC	5,638	148,966
Burberry Group PLC	6,526	154,825

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carnival PLC	2,661	$118,460
Centrica PLC	93,994	104,790
Coca-Cola European Partners PLC (b)	3,989	225,379
Compass Group PLC	25,725	616,505
Croda International PLC	2,154	140,069
Diageo PLC	39,597	1,705,215
Direct Line Insurance Group PLC	23,612	99,503
easyJet PLC	2,711	32,853
Evraz PLC	8,396	71,183
Experian PLC	15,046	456,760
Ferguson PLC (b)	3,803	271,074
Fresnillo PLC	3,897	43,134
G4S PLC	26,917	71,282
GlaxoSmithKline PLC	81,895	1,639,338
Glencore PLC	182,133	633,773
GVC Holdings PLC	9,428	78,049
Halma PLC	6,334	162,851
Hargreaves Lansdown PLC	4,641	113,237
HSBC Holdings PLC	330,879	2,760,547
Imperial Brands PLC	15,780	370,518
Informa PLC	21,003	222,975
InterContinental Hotels Group PLC	2,881	189,611
Intertek Group PLC	2,702	189,295
Investec PLC	11,416	74,212
ITV PLC	61,370	84,181
J Sainsbury PLC	29,115	72,453
John Wood Group PLC	11,490	66,376
Johnson Matthey PLC	3,269	138,663
Kingfisher PLC	34,086	93,118
Land Securities Group PLC	12,358	130,900
Legal & General Group PLC	96,505	330,328
Lloyds Banking Group PLC	1,177,595	848,036
London Stock Exchange Group PLC	5,049	351,782
Marks & Spencer Group PLC	30,871	82,811
Meggitt PLC	12,764	85,056
Melrose Industries PLC	81,024	186,488
Merlin Entertainments PLC (c)	12,548	71,570
Micro Focus International PLC	5,662	148,690
Mondi PLC	6,202	141,438
National Grid PLC	55,444	589,213
Next PLC	2,302	161,564
NMC Health PLC	1,656	50,541
Ocado Group PLC (b)	7,512	111,343
Pearson PLC (a)	13,133	136,843
Persimmon PLC	5,232	132,696
Prudential PLC	42,809	932,409
Reckitt Benckiser Group PLC	11,690	923,830
RELX PLC	31,949	776,496
Rentokil Initial PLC	30,679	155,020
Rio Tinto PLC	18,816	1,160,853
Rolls-Royce Holdings PLC	28,059	300,251
Royal Bank of Scotland Group PLC	78,017	217,814
Royal Dutch Shell PLC Class A	72,939	2,388,369
Royal Dutch Shell PLC Class B	61,710	2,012,891
RSA Insurance Group PLC	17,199	126,286
The Sage Group PLC	18,280	186,513
Schroders PLC	1,940	75,225
Segro PLC	17,244	159,946
Severn Trent PLC	3,893	101,302
Smith & Nephew PLC	14,507	314,802
Smiths Group PLC	6,641	132,203
Spirax-Sarco Engineering PLC	1,206	140,686
SSE PLC	16,570	236,358
St. James’s Place PLC	9,025	126,086
Standard Chartered PLC	46,335	421,624
Standard Life Aberdeen PLC	41,656	156,017
Taylor Wimpey PLC	51,259	102,698
Tesco PLC	158,741	457,975
Unilever PLC	18,353	1,139,682
United Utilities Group PLC	10,714	106,601
Vodafone Group PLC	441,389	724,016
The Weir Group PLC	4,165	81,816
Whitbread PLC	2,994	176,117
Wm Morrison Supermarkets PLC	37,864	96,852
WPP PLC	20,746	261,666
		38,409,834

TOTAL COMMON STOCK
(Cost $213,059,551)		229,137,659

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 6.200%	893	55,440
Fuchs Petrolub SE 2.730%	1,156	45,455
Henkel AG & Co. KGaA 2.030%	2,928	286,571
Porsche Automobil Holding SE 3.680%	2,402	156,064
Sartorius AG 0.340%	558	114,401
Volkswagen AG 3.210%	2,999	505,406
		1,163,337

Italy — 0.0%
Telecom Italia SpA 5.810%	99,009	51,349

TOTAL PREFERRED STOCK
(Cost $1,231,987)		1,214,686

TOTAL EQUITIES
(Cost $214,291,538)		230,352,345

MUTUAL FUNDS — 0.9%
United States — 0.9%
iShares Core MSCI EAFE ETF	10,700	656,980

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (e)	1,426,943	$1,426,943

TOTAL MUTUAL FUNDS
(Cost $2,025,314)		2,083,923

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 7/11/19 (b)	4,198	6,588
Repsol SA, Expires 7/09/19 (b)	22,976	12,744

TOTAL RIGHTS
(Cost $19,926)		19,332

TOTAL LONG-TERM INVESTMENTS
(Cost $216,336,778)		232,455,600

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (f)	$464,998	464,998

TOTAL SHORT-TERM INVESTMENTS
(Cost $464,998)		464,998

TOTAL INVESTMENTS — 100.0%
(Cost $216,801,776) (g)		232,920,598

Other Assets/(Liabilities) — (0.0)%		(76,729)

NET ASSETS — 100.0%		$232,843,869

Abbreviation Legend

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,357,668 or 0.58% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.

(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $1,934,192 or 0.83% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $0 or 0.00% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).

(f)	Maturity value of $465,047. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $478,706.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal	9/18/19	USD	262,000	GBP	205,558	$46
Citibank N.A.	9/18/19	AUD	107,813	USD	75,114	753
Citibank N.A.	9/18/19	EUR	505,446	USD	574,809	3,448
Citibank N.A.	9/18/19	GBP	315,889	USD	403,726	(1,171)
Citibank N.A.	9/18/19	JPY	43,495,783	USD	403,973	1,746
Citibank N.A.	9/18/19	USD	64,199	SGD	87,443	(506)
Goldman Sachs & Co.	9/18/19	SEK	362,147	USD	38,645	569
Goldman Sachs & Co.	9/18/19	USD	101,000	AUD	145,670	(1,507)
Goldman Sachs & Co.	9/18/19	USD	40,385	DKK	264,296	(143)
Goldman Sachs & Co.	9/18/19	USD	260,000	EUR	228,885	(1,856)
Goldman Sachs & Co.	9/18/19	USD	33,647	ILS	119,805	(83)
Morgan Stanley & Co. LLC	9/18/19	USD	219,408	CHF	216,294	(3,710)
Morgan Stanley & Co. LLC	9/18/19	USD	2,725	HKD	21,338	(8)
Societe Generale	9/18/19	USD	58,505	NOK	504,037	(708)
UBS AG	9/18/19	USD	100,000	JPY	10,684,890	334
						$(2,796)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Topix Index	9/12/19	6	$852,591	$10,554
SPI 200 Index	9/19/19	3	343,100	2,256
Euro Stoxx 50 Index	9/20/19	33	1,269,807	30,785
FTSE 100 Index	9/20/19	6	555,589	5,906
				$49,501

Currency Legend

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Australia — 1.1%
Amcor PLC	143,414	$1,630,071
AMP Ltd.	1,107,038	1,650,285
Brambles Ltd.	33,800	306,255
Orica Ltd.	193,577	2,758,363
		6,344,974
Belgium — 0.8%
KBC Group NV	69,914	4,583,050

Brazil — 0.4%
Ambev SA ADR	447,903	2,091,707

Canada — 2.7%
Alimentation Couche-Tard, Inc. Class B	7,900	497,147
Canadian National Railway Co.	80,554	7,449,634
Cenovus Energy, Inc.	307,117	2,708,718
Suncor Energy, Inc.	160,147	4,995,613
		15,651,112
Cayman Islands — 0.8%
Baidu, Inc. Sponsored ADR (a)	38,054	4,466,017

Denmark — 1.5%
Carlsberg A/S Class B	20,443	2,710,753
Novo Nordisk A/S Class B	120,302	6,136,578
		8,847,331
France — 14.7%
Accor SA	104,270	4,476,261
Air Liquide SA	67,125	9,392,949
BNP Paribas SA	188,401	8,963,813
Bureau Veritas SA	86,561	2,138,111
Danone SA	76,916	6,523,274
Dassault Systemes SE	11,986	1,914,953
Engie SA	248,970	3,780,820
EssilorLuxottica SA	45,320	5,924,153
Hermes International	1,223	882,075
L’Oreal SA	14,652	4,173,549
Legrand SA	44,037	3,226,873
LVMH Moet Hennessy Louis Vuitton SE	21,119	8,990,179
Pernod Ricard SA	39,365	7,254,044
Publicis Groupe SA	74,853	3,952,360
Schneider Electric SE	108,044	9,800,405
Valeo SA	116,830	3,800,485
		85,194,304
Germany — 12.6%
Allianz SE Registered	21,765	5,245,699
Bayer AG Registered	215,732	14,984,598
Bayerische Motoren Werke AG	86,485	6,412,501
Beiersdorf AG	65,706	7,886,923
Continental AG	49,180	7,170,129
Daimler AG Registered	132,873	7,392,074
Deutsche Boerse AG	17,275	2,443,639
Merck KGaA	35,695	3,734,904
MTU Aero Engines AG	8,819	2,104,027
ProSiebenSat.1 Media SE	103,485	1,625,650
SAP SE	73,285	10,073,835
thyssenkrupp AG	249,517	3,649,074
		72,723,053
Hong Kong — 1.9%
AIA Group Ltd.	1,023,200	11,061,450

India — 1.8%
Axis Bank Ltd. (a)	55,830	656,551
Housing Development Finance Corp. Ltd.	117,058	3,721,301
Tata Consultancy Services Ltd.	193,956	6,261,499
		10,639,351
Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	4,363,700	2,481,673

Ireland — 2.1%
Linde PLC (a)	18,372	3,694,486
Ryanair Holdings PLC Sponsored ADR (a)	108,163	6,937,575
Willis Towers Watson PLC	8,072	1,546,111
		12,178,172
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	33,534	3,876,866

Italy — 2.5%
Eni SpA	206,854	3,426,407
Intesa Sanpaolo SpA	5,189,015	11,104,609
		14,531,016
Japan — 10.6%
Daikin Industries Ltd.	45,000	5,890,039
Denso Corp.	39,100	1,648,174
FANUC Corp.	13,300	2,468,934
Hitachi Ltd.	94,800	3,484,088
Hoya Corp.	131,000	10,062,502
Japan Tobacco, Inc. (b)	166,900	3,688,359
Komatsu Ltd.	182,200	4,415,282
Kubota Corp.	292,200	4,871,981
Kyocera Corp.	79,000	5,169,993
Olympus Corp.	635,700	7,086,394
Omron Corp.	8,800	461,080
Shin-Etsu Chemical Co. Ltd.	16,800	1,568,592
Terumo Corp.	220,100	6,572,241
Toyota Motor Corp.	63,800	3,965,490
		61,353,149

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR	171,900	$1,450,836

Netherlands — 5.6%
Akzo Nobel NV	73,089	6,869,990
ASML Holding NV	16,315	3,410,932
CNH Industrial NV	671,142	6,864,947
EXOR NV	76,400	5,339,040
ING Groep NV	318,722	3,695,884
QIAGEN NV (a)	66,413	2,697,984
Randstad NV	64,008	3,516,002
		32,394,779
Republic of Korea — 1.3%
NAVER Corp.	40,950	4,042,586
Samsung Electronics Co. Ltd.	91,150	3,716,366
		7,758,952
Singapore — 0.7%
DBS Group Holdings, Ltd.	223,000	4,280,843

South Africa — 0.8%
Naspers Ltd.	18,075	4,391,032

Spain — 1.2%
Amadeus IT Group SA	86,475	6,843,294

Sweden — 2.9%
Essity AB Class B	102,706	3,156,759
Hennes & Mauritz AB Class B	347,094	6,160,036
SKF AB Class B	186,700	3,433,504
Volvo AB Class B	249,800	3,964,374
		16,714,673
Switzerland — 11.6%
Alcon, Inc. (a)	14,678	907,809
Cie Financiere Richemont SA Registered	33,920	2,878,926
Credit Suisse Group AG Registered	632,125	7,584,931
Julius Baer Group Ltd.	56,247	2,509,238
Kuehne & Nagel International AG Registered	15,240	2,262,386
LafargeHolcim Ltd. Registered	70,584	3,447,410
Nestle SA Registered	154,905	16,037,118
Novartis AG Registered	73,392	6,712,947
Roche Holding AG	37,533	10,560,521
Sika AG Registered	18,096	3,088,635
The Swatch Group AG	4,075	1,169,987
UBS Group AG Registered	465,477	5,531,982
Zurich Insurance Group AG	12,970	4,516,313
		67,208,203
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	304,000	2,319,074
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	116,321	4,556,293
		6,875,367
United Kingdom — 17.5%
Ashtead Group PLC	150,390	4,313,369
Barclays PLC	990,869	1,888,751
Compass Group PLC	256,252	6,141,134
Diageo PLC	178,195	7,673,835
Experian PLC	245,375	7,448,990
Ferguson PLC (a)	40,167	2,863,062
G4S PLC	681,300	1,804,231
Glencore PLC	2,099,400	7,305,339
Just Eat PLC (a)	187,839	1,491,618
Liberty Global PLC Series A (a)	163,800	4,420,962
Liberty Global PLC Series C (a)	20,237	536,888
Lloyds Banking Group PLC	7,809,000	5,623,593
Meggitt PLC	101,349	675,364
Prudential PLC	73,083	1,591,797
Reckitt Benckiser Group PLC	82,715	6,536,746
RELX PLC	85,188	2,070,428
RELX PLC (a)	182,099	4,406,731
Rio Tinto PLC	73,626	4,542,357
Rolls-Royce Holdings PLC	585,745	6,267,882
Royal Bank of Scotland Group PLC	1,395,800	3,896,903
Schroders PLC	300	9,376
Schroders PLC	127,600	4,947,806
Smiths Group PLC	219,860	4,376,784
Tesco PLC	914,254	2,637,665
WPP PLC	588,393	7,421,321
		100,892,932
United States — 0.9%
Yum China Holdings, Inc.	110,396	5,100,295

TOTAL COMMON STOCK
(Cost $547,576,392)		569,934,431

TOTAL EQUITIES
(Cost $547,576,392)		569,934,431

MUTUAL FUNDS — 0.6%
United States — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)	3,751,440	3,751,440

TOTAL MUTUAL FUNDS
(Cost $3,751,440)		3,751,440

TOTAL LONG-TERM INVESTMENTS
(Cost $551,327,832)		573,685,871

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (d)	$11,311,957	$11,311,957

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,311,957)		11,311,957

TOTAL INVESTMENTS — 101.2%
(Cost $562,639,789) (e)		584,997,828

Other Assets/(Liabilities) — (1.2)%		(6,900,437)

NET ASSETS — 100.0%		$578,097,391

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $3,569,851 or 0.62% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $11,313,135. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $11,544,965.

(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	12/18/19	USD	2,225,539	CHF	2,177,000	$(38,026)

Currency Legend

CHF	Swiss Franc

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 95.5%
Argentina — 0.0%
Loma Negra Cia Industrial Argentina SA (a)	34,479	$403,404

Australia — 3.3%
Amcor PLC	697,349	7,926,201
Australia & New Zealand Banking Group Ltd.	108,650	2,154,545
BHP Group Ltd.	165,573	4,796,431
Challenger Ltd.	265,267	1,239,562
CSL Ltd.	6,330	957,633
Downer EDI Ltd.	270,178	1,315,928
Healius Ltd.	553,031	1,173,652
Incitec Pivot Ltd.	510,385	1,223,212
Independence Group NL	377,042	1,252,836
Macquarie Group Ltd.	25,450	2,245,643
Rio Tinto Ltd. (b)	13,046	951,954
Scentre Group	471,797	1,274,084
South32 Ltd.	1,961,183	4,383,044
Suncorp Group Ltd.	186,276	1,763,338
Telstra Corp. Ltd.	134,855	364,793
WorleyParsons Ltd.	252,349	2,619,619
		35,642,475
Austria — 0.5%
BAWAG Group AG (c)	35,801	1,500,553
Erste Group Bank AG	113,343	4,207,348
		5,707,901
Belgium — 0.6%
Anheuser-Busch InBev SA/NV	10,711	948,620
Galapagos NV (a) (b)	6,526	841,759
KBC Group NV	53,884	3,532,240
Umicore SA (b)	40,972	1,317,367
		6,639,986
Bermuda — 1.0%
Credicorp Ltd.	21,437	4,907,144
Hongkong Land Holdings Ltd.	173,300	1,117,855
Jardine Matheson Holdings Ltd.	55,600	3,504,287
Liberty Latin America Ltd. Class C (a)	88,225	1,516,588
		11,045,874
Brazil — 1.3%
B3 SA — Brasil Bolsa Balcao	116,200	1,133,570
Banco Bradesco SA Sponsored ADR	238,960	2,346,587
BR Malls Participacoes SA	148,900	555,668
EDP — Energias do Brasil SA	379,781	1,869,259
Lojas Renner SA	291,459	3,579,521
Multiplan Empreendimentos Imobiliarios SA	70,120	506,916
Raia Drogasil SA	167,800	3,325,455
Suzano SA	120,115	1,027,560
		14,344,536
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a)	34,825	888,592

Canada — 3.2%
Bombardier, Inc. Class B (a)	545,145	915,825
Cameco Corp.	47,180	505,828
Canadian Natural Resources Ltd.	56,251	1,516,722
Canadian Pacific Railway Ltd.	6,847	1,612,631
Element Fleet Management Corp.	273,413	1,995,974
Franco-Nevada Corp.	39,162	3,323,933
Magna International, Inc.	174,642	8,679,707
National Bank of Canada	89,396	4,246,745
Restaurant Brands International, Inc.	39,083	2,717,832
Seven Generations Energy Ltd. Class A (a)	370,455	1,816,136
Sun Life Financial, Inc.	73,654	3,050,099
TC Energy Corp.	45,100	2,235,800
Waste Connections, Inc.	26,412	2,524,459
		35,141,691
Cayman Islands — 5.8%
58.com, Inc. ADR (a)	39,871	2,478,780
AAC Technologies Holdings, Inc.	81,500	464,050
Alibaba Group Holding Ltd. Sponsored ADR (a)	113,303	19,199,193
Baidu, Inc. Sponsored ADR (a)	19,446	2,282,183
China Mengniu Dairy Co. Ltd.	1,369,000	5,303,839
CK Hutchison Holdings Ltd.	424,000	4,171,602
Ctrip.com International Ltd. ADR (a)	45,727	1,687,784
Farfetch Ltd. Class A (a)	64,295	1,337,336
Hengan International Group Co. Ltd.	229,500	1,685,137
StoneCo Ltd. Class A (a)	56,006	1,656,657
Sunny Optical Technology Group Co. Ltd.	77,700	805,787
TAL Education Group Sponsored ADR (a)	18,896	719,938
Tencent Holdings Ltd. ADR	416,000	18,820,055
Tencent Music Entertainment Group ADR (a) (b)	53,500	801,965
YY, Inc. ADR (a)	25,981	1,810,616
		63,224,922
Chile — 0.2%
Banco Santander Chile Sponsored ADR	86,960	2,601,843
SACI Falabella	14,564	95,103
		2,696,946
China — 2.3%
Anhui Conch Cement Co. Ltd. Class H	436,000	2,734,895

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BTG Hotels Group Co. Ltd. Class A	310,860	$815,059
China Longyuan Power Group Corp. Class H	1,920,000	1,233,396
Gree Electric Appliances, Inc. of Zhuhai Class A	292,400	2,345,111
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	311,361	1,253,859
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	292,000	771,893
Huaneng Renewables Corp. Ltd. Class H	1,798,000	495,198
Kweichow Moutai Co. Ltd. Class A	27,598	3,959,304
Midea Group Co. Ltd.	53,300	403,518
PICC Property & Casualty Co. Ltd. Class H	2,036,000	2,191,372
Ping An Insurance Group Co. of China Ltd. Class H	594,000	7,149,229
Tsingtao Brewery Co. Ltd. Class H	304,000	1,927,734
		25,280,568
Colombia — 0.1%
Grupo Aval Acciones y Valores SA ADR	79,205	631,264

Czech Republic — 0.1%
Komercni banka AS	19,913	793,466

Denmark — 0.5%
Ascendis Pharma A/S ADR (a)	5,000	575,750
Danske Bank A/S	114,944	1,817,349
GN Store Nord A/S	26,376	1,232,317
Novo Nordisk A/S Class B	24,790	1,264,533
		4,889,949
Finland — 0.8%
Nordea Bank Abp	564,500	4,101,466
Sampo OYJ Class A	54,093	2,552,799
Stora Enso OYJ Class R	162,519	1,910,217
		8,564,482
France — 7.0%
Air Liquide SA	38,120	5,334,216
AXA SA	208,139	5,467,851
BNP Paribas SA	199,192	9,477,231
Criteo SA Sponsored ADR (a)	20,238	348,296
Dassault Aviation SA	3,178	4,576,744
Electricite de France SA	150,865	1,902,736
Engie SA	348,671	5,294,863
EssilorLuxottica SA	29,934	3,912,921
Eutelsat Communications SA	130,753	2,445,597
Kering SA	3,696	2,186,349
L’Oreal SA	11,766	3,351,486
Legrand SA	19,152	1,403,390
LVMH Moet Hennessy Louis Vuitton SE	2,063	878,202
Orange SA	176,498	2,782,696
Sanofi	39,078	3,380,595
Schneider Electric SE	27,490	2,493,550
Thales SA	54,086	6,682,680
Total SA	218,929	12,249,319
Ubisoft Entertainment SA (a)	19,881	1,558,674
Unibail Rodamco Westfield	58	8,689
Unibail Rodamco Westfield	5,888	882,128
		76,618,213
Germany — 6.0%
Allianz SE Registered	17,387	4,190,534
BASF SE	55,400	4,024,557
Bayer AG Registered	155,802	10,821,901
Bayerische Motoren Werke AG	19,529	1,447,994
Commerzbank AG	274,751	1,973,319
Covestro AG (c)	20,444	1,039,228
Daimler AG Registered	40,234	2,238,323
E.ON SE	68,974	749,108
Fresenius SE & Co. KGaA	57,155	3,096,460
GEA Group AG	48,569	1,379,846
HeidelbergCement AG	13,462	1,088,905
HUGO BOSS AG	10,434	695,369
Infineon Technologies AG	39,773	702,871
Knorr-Bremse AG	24,832	2,765,533
Merck KGaA	13,270	1,388,491
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	24,240	6,083,617
SAP SE	20,931	2,877,198
Siemens AG Registered	71,057	8,446,167
Siemens Healthineers AG (c)	30,790	1,299,270
Stroeer SE & Co KGaA	17,973	1,350,687
Telefonica Deutschland Holding AG	1,002,131	2,801,368
Wirecard AG	8,643	1,454,281
Zalando SE (a) (c)	85,077	3,774,837
		65,689,864
Hong Kong — 2.2%
AIA Group Ltd.	1,672,200	18,077,558
Beijing Enterprises Holdings Ltd.	185,000	940,719
China Overseas Land & Investment Ltd.	426,000	1,572,007
China Resources Beer Holdings Company Ltd.	274,000	1,296,870
CSPC Pharmaceutical Group Ltd.	430,000	690,583
Fosun International Ltd.	1,015,500	1,350,727
		23,928,464
Hungary — 0.2%
OTP Bank Nyrt	59,750	2,377,070

India — 2.1%
Axis Bank Ltd. GDR (a)	96,993	5,645,308
HDFC Bank Ltd. ADR	99,946	12,996,978
ICICI Bank Ltd. Sponsored ADR	134,500	1,693,355

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Infosys Ltd. Sponsored ADR	172,810	$1,849,067
Mahindra & Mahindra Ltd. Sponsored GDR	102,227	950,793
		23,135,501
Indonesia — 1.1%
Astra International Tbk PT	3,559,200	1,877,503
Bank Central Asia Tbk PT	3,416,700	7,255,852
Bank Negara Indonesia Persero Tbk PT	2,221,100	1,447,719
Sarana Menara Nusantara Tbk PT	30,627,600	1,528,784
		12,109,858
Ireland — 0.6%
DCC PLC	21,892	1,957,261
Linde PLC (a)	17,643	3,547,890
Ryanair Holdings PLC Sponsored ADR (a)	16,802	1,077,680
		6,582,831
Italy — 0.9%
Banca Mediolanum SpA	409,712	3,016,596
Intesa Sanpaolo SpA	575,450	1,231,476
Leonardo SpA	53,171	673,835
Moncler SpA	45,721	1,954,800
Prysmian SpA	118,501	2,445,667
		9,322,374
Japan — 15.2%
Aisin Seiki Co. Ltd.	20,100	690,878
Asahi Kasei Corp.	192,500	2,056,620
Asics Corp.	107,800	1,171,123
Astellas Pharma, Inc.	484,100	6,912,048
Benesse Holdings, Inc.	55,700	1,298,015
Bridgestone Corp. (b)	53,300	2,101,558
Central Japan Railway Co.	9,300	1,865,465
Chugai Pharmaceutical Co. Ltd.	23,900	1,563,308
Coca-Cola Bottlers Japan Holdings, Inc.	83,500	2,119,221
CyberAgent, Inc.	26,800	974,040
Daiichi Sankyo Co. Ltd.	20,600	1,075,581
DeNA Co. Ltd.	40,900	783,353
DIC Corp.	48,100	1,273,298
Disco Corp.	8,500	1,402,140
Electric Power Development Co. Ltd.	59,400	1,347,679
en-japan, Inc.	29,200	1,140,856
Ezaki Glico Co. Ltd.	41,000	1,828,142
Fujitsu General Ltd.	118,500	1,887,977
Fujitsu Ltd.	27,200	1,893,469
Hamamatsu Photonics KK	23,700	924,948
Hitachi Metals Ltd.	140,600	1,592,629
Honda Motor Co. Ltd.	31,200	808,149
Hoshizaki Corp.	12,000	892,308
Ibiden Co. Ltd.	47,800	838,982
Inpex Corp.	26,300	239,725
Japan Post Holdings Co. Ltd.	156,500	1,773,125
Japan Tobacco, Inc. (b)	89,900	1,986,719
JGC Corp.	95,200	1,311,353
Kansai Paint Co. Ltd.	40,600	853,691
Kirin Holdings Co. Ltd.	157,400	3,397,273
Koito Manufacturing Co. Ltd.	20,500	1,097,252
Kusuri no Aoki Holdings Co. Ltd.	9,000	631,679
Miraca Holdings, Inc.	17,200	391,844
Mitsubishi Corp.	72,500	1,913,929
Mitsubishi Electric Corp.	655,400	8,663,173
Mitsubishi Motors Corp.	318,500	1,530,316
Mitsubishi UFJ Financial Group, Inc.	1,109,000	5,301,641
Mitsubishi UFJ Lease & Finance Co. Ltd.	329,100	1,750,057
Mitsui Fudosan Co. Ltd.	85,700	2,080,892
Mitsui Mining & Smelting Co. Ltd.	47,600	1,144,010
Murata Manufacturing Co. Ltd.	90,800	4,094,946
Nippon Shokubai Co. Ltd.	24,300	1,609,590
Nippon Telegraph & Telephone Corp.	309,400	14,418,977
Omron Corp.	28,200	1,477,552
Outsourcing, Inc.	73,400	893,343
Panasonic Corp.	175,600	1,466,225
Persol Holdings Co. Ltd.	90,900	2,141,666
Pola Orbis Holdings, Inc.	23,400	655,154
Rakuten, Inc.	64,200	765,629
Recruit Holdings Co. Ltd.	56,600	1,892,196
Renesas Electronics Corp. (a)	111,200	554,012
Sega Sammy Holdings, Inc.	82,100	999,609
Seven & i Holdings Co. Ltd.	179,100	6,070,646
SMC Corp.	3,700	1,385,268
SoftBank Group Corp.	29,600	1,426,387
Sompo Holdings, Inc.	56,400	2,182,755
Sony Corp.	26,500	1,384,597
Stanley Electric Co. Ltd.	168,800	4,161,507
Sumitomo Corp.	385,100	5,845,614
Sumitomo Metal Mining Co. Ltd.	32,000	959,305
Sumitomo Mitsui Trust Holdings, Inc.	41,800	1,518,374
Sumitomo Rubber Industries Ltd.	52,200	604,906
Suzuki Motor Corp.	86,000	4,047,939
Takeda Pharmaceutical Co. Ltd.	272,631	9,690,674
Takeda Pharmaceutical Co. Ltd. Sponsored ADR (a)	42,622	754,409
TechnoPro Holdings, Inc.	12,100	644,857
Terumo Corp.	52,500	1,567,663
THK Co. Ltd.	72,900	1,752,695
Tokio Marine Holdings, Inc.	55,700	2,795,343
Tokyo Electron Ltd.	22,500	3,163,622
Tosoh Corp.	20,400	287,866
Toyota Motor Corp.	128,800	8,005,565
Trend Micro, Inc.	17,600	786,207
Welcia Holdings Co. Ltd.	12,300	501,911

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yahoo! Japan Corp.	1,012,300	$2,975,465
		165,990,940
Luxembourg — 0.3%
Globant SA (a)	9,680	978,164
Samsonite International SA (c)	317,100	729,274
Tenaris SA Sponsored ADR (Luxembourg)	49,894	1,312,711
		3,020,149
Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB de CV	4,951	802,607
Wal-Mart de Mexico SAB de CV	619,700	1,691,492
		2,494,099
Netherlands — 4.1%
ABN AMRO Bank NV (c)	207,345	4,436,694
Airbus SE	19,107	2,709,276
Akzo Nobel NV	19,927	1,873,036
ASML Holding NV	40,737	8,516,771
ING Groep NV	244,233	2,832,113
Koninklijke DSM NV	17,819	2,203,196
Koninklijke Philips NV	235,558	10,231,732
NXP Semiconductor NV	99,653	9,727,129
X5 Retail Group NV GDR	31,576	1,082,730
Yandex NV Class A (a)	34,500	1,311,000
		44,923,677
Norway — 0.7%
DNB ASA	171,048	3,181,677
Equinor ASA	108,136	2,142,387
Storebrand ASA	269,991	1,988,058
Yara International ASA	16,968	823,596
		8,135,718
Philippines — 0.5%
SM Investments Corp.	198,705	3,758,262
Universal Robina Corp.	471,370	1,529,140
		5,287,402
Portugal — 0.9%
Banco Comercial Portugues SA	3,776,371	1,167,720
Galp Energia SGPS SA	369,324	5,693,529
Jeronimo Martins SGPS SA	214,621	3,456,276
		10,317,525
Republic of Korea — 3.6%
KT Corp.	33,801	830,308
KT Corp. Sponsored ADR	127,869	1,581,739
LG Household & Health Care Ltd.	6,400	7,283,205
NAVER Corp.	59,871	5,910,469
Samsung Electronics Co. Ltd.	546,347	22,275,647
SK Hynix, Inc.	30,216	1,820,186
		39,701,554
Russia — 0.7%
Sberbank of Russia PJSC Sponsored ADR	523,330	8,049,958

Saudi Arabia — 0.2%
Al Rajhi Bank	140,920	2,624,575

Singapore — 0.8%
DBS Group Holdings, Ltd.	135,000	2,591,542
United Overseas Bank Ltd.	230,300	4,449,689
Wilmar International Ltd.	598,600	1,640,672
		8,681,903
South Africa — 2.4%
Absa Group Ltd.	81,285	1,015,927
Bid Corp. Ltd.	20,583	448,644
Clicks Group Ltd.	66,519	969,719
FirstRand Ltd.	1,147,017	5,584,197
Naspers Ltd.	51,058	12,403,725
Sanlam Ltd.	537,579	2,987,014
Shoprite Holdings Ltd.	206,312	2,309,843
		25,719,069
Spain — 0.9%
Amadeus IT Group SA	43,229	3,420,974
Grifols SA	26,645	562,210
Iberdrola SA	313,382	3,125,947
Indra Sistemas SA (a)	79,984	808,634
Tecnicas Reunidas SA (b)	19,898	511,772
Telefonica SA	162,180	1,331,773
		9,761,310
Sweden — 1.4%
Elekta AB	114,334	1,658,446
Essity AB Class B	207,768	6,385,932
Getinge AB Class B	135,818	2,139,910
Hexagon AB Class B	31,352	1,740,978
Svenska Handelsbanken AB Class A	224,795	2,225,500
Telefonaktiebolaget LM Ericsson Class B	157,144	1,491,342
		15,642,108
Switzerland — 6.7%
ABB Ltd. Registered	117,018	2,349,819
Adecco Group AG Registered	21,458	1,289,610
Alcon, Inc. (a)	26,009	1,608,611
dormakaba Holding AG	2,108	1,527,876
GAM Holding Ltd. (a)	53,412	247,422
Julius Baer Group Ltd.	57,321	2,557,150
Lonza Group AG Registered	11,612	3,918,756
Nestle SA Registered	157,045	16,258,670
Novartis AG Registered	141,537	12,945,966
PSP Swiss Property AG Registered	17,989	2,102,652
Roche Holding AG	52,307	14,717,427
UBS Group AG Registered	572,306	6,801,596

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zurich Insurance Group AG	20,224	$7,042,245

		73,367,800
Taiwan — 2.9%
Catcher Technology Co. Ltd.	115,000	825,115
Largan Precision Co. Ltd.	48,000	5,969,054
President Chain Store Corp.	147,000	1,422,344
Taiwan Semiconductor Manufacturing Co. Ltd.	2,256,000	17,209,968
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	118,655	4,647,716
Uni-President Enterprises Corp.	489,000	1,301,877
		31,376,074
Thailand — 0.6%
Airports of Thailand PCL	298,100	714,448
CP ALL PCL	2,003,200	5,601,187
		6,315,635
Turkey — 0.1%
BIM Birlesik Magazalar AS	62,293	856,844

United Arab Emirates — 0.4%
DP World PLC	36,874	587,822
First Abu Dhabi Bank PJSC	952,583	3,857,290
		4,445,112
United Kingdom — 11.5%
Antofagasta PLC	245,020	2,900,705
ASOS PLC (a)	41,553	1,346,309
AstraZeneca PLC Sponsored ADR	110,653	4,567,756
Aviva PLC	303,606	1,610,314
Barclays PLC	38,200	290,702
BHP Group PLC	91,315	2,330,576
BP PLC Sponsored ADR	109,832	4,579,994
British American Tobacco PLC	179,576	6,267,919
Britvic PLC	72,954	823,878
BT Group PLC	893,409	2,233,169
Burberry Group PLC	133,355	3,163,754
Close Brothers Group PLC	18,617	335,003
Cobham PLC (a)	239,494	324,723
Compass Group PLC	82,470	1,976,411
ConvaTec Group PLC (c)	482,208	892,955
Diageo PLC	73,257	3,154,758
Direct Line Insurance Group PLC	504,227	2,124,854
GlaxoSmithKline PLC Sponsored ADR	200,758	8,034,335
Great Portland Estates PLC	228,992	1,990,463
HSBC Holdings PLC	258,959	2,160,514
Investec PLC	190,742	1,239,956
Johnson Matthey PLC	47,217	2,002,832
Kingfisher PLC	589,127	1,609,414
Liberty Global PLC Series A (a)	28,483	768,756
LivaNova PLC (a)	17,711	1,274,484
Lloyds Banking Group PLC	7,620,909	5,488,141
London Stock Exchange Group PLC	38,235	2,663,970
Meggitt PLC	634,913	4,230,898
Melrose Industries PLC	608,794	1,401,224
National Grid PLC	174,412	1,853,505
Network International Holdings PLC (a) (c)	146,469	1,103,686
Next PLC	26,389	1,852,087
Persimmon PLC	59,211	1,501,728
Playtech PLC	123,890	673,010
Prudential PLC	436,792	9,513,623
Reckitt Benckiser Group PLC	26,678	2,108,291
Rolls-Royce Holdings PLC	235,280	2,517,661
Rolls-Royce Holdings PLC (a) (d) (e)	15,491,277	19,673
Royal Dutch Shell PLC B Shares Sponsored ADR	53,991	3,549,368
Royal Dutch Shell PLC Class B	161,786	5,277,225
RSA Insurance Group PLC	132,515	973,012
Smith & Nephew PLC	120,811	2,621,600
Smiths Group PLC	89,239	1,776,493
Standard Chartered PLC	177,983	1,619,553
Travis Perkins PLC	54,226	879,724
Unilever PLC	122,485	7,606,058
Vodafone Group PLC	893,891	1,466,262
Vodafone Group PLC Sponsored ADR	148,162	2,419,485
The Weir Group PLC	53,372	1,048,419
WPP PLC	338,867	4,274,083
		126,443,313
United States — 1.5%
Autoliv, Inc.	16,692	1,180,966
Booking Holdings, Inc. (a)	1,633	3,061,401
Broadcom, Inc.	8,852	2,548,137
Mastercard, Inc. Class A	14,787	3,911,605
MercadoLibre, Inc. (a)	4,315	2,639,788
Philip Morris International, Inc.	29,798	2,340,037
Southern Copper Corp.	30,175	1,172,299
		16,854,233
TOTAL COMMON STOCK
(Cost $1,067,678,233)		1,045,669,229

PREFERRED STOCK — 1.3%
Brazil — 0.9%
Banco Bradesco
SA 3.340%	337,632	3,318,332
Itau Unibanco Holding
SA 0.550%	783,650	7,399,875
		10,718,207
Germany — 0.1%
Sartorius AG
0.340%	2,841	582,459

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 0.1%
Telecom Italia SpA 5.810% (b)	1,533,127	$795,128

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd.
3.760%	55,970	1,853,246

United States — 0.1%
Roofoods, Ltd., Series G (Acquired 5/16/19, Cost $550,376) (a) (d) (e) (f)	1,317	550,376

TOTAL PREFERRED STOCK
(Cost $14,143,825)		14,499,416

TOTAL EQUITIES
(Cost $1,081,822,058)		1,060,168,645

MUTUAL FUNDS — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (g)	7,903,455	7,903,455

TOTAL MUTUAL FUNDS
(Cost $7,903,455)		7,903,455

TOTAL LONG-TERM INVESTMENTS
(Cost $1,089,725,513)		1,068,072,100

SHORT-TERM INVESTMENTS — 2.4%
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund	24,602,042	24,602,042

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (h)	$1,155,069	1,155,069

TOTAL SHORT-TERM INVESTMENTS
(Cost $25,757,111)		25,757,111

TOTAL INVESTMENTS — 99.9%
(Cost $1,115,482,624) (i)		1,093,829,211

Other Assets/(Liabilities) — 0.1%		1,358,882

NET ASSETS — 100.0%		$1,095,188,093

Abbreviation Legend

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $7,533,502 or 0.69% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $15,548,390 or 1.42% of net assets.

(d)	Investment was valued using significant unobservable inputs.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $570,049 or 0.05% of net assets.

(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $550,376 or 0.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending collateral. (Note 2).

(h)	Maturity value of $1,155,189. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,181,487.

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Ubisoft Entertainment SA	JP Morgan Chase Bank N.A.	7/19/19	74.00	18	EUR	133,200	$(1,940)	$(6,570)	$4,630

Amadeus IT Group SA	JP Morgan Chase Bank N.A.	7/19/19	74.00	19	EUR	140,600	(265)	(2,079)	1,814

Essity AB	JP Morgan Chase Bank N.A.	7/19/19	295.00	49	SEK	1,445,500	(815)	(2,923)	2,108

Essity AB	JP Morgan Chase Bank N.A.	7/19/19	300.00	48	SEK	1,440,000	(392)	(3,038)	2,646

Hexagon AB	JP Morgan Chase Bank N.A.	7/19/19	540.00	26	SEK	1,404,000	(1,075)	(4,504)	3,429

Ubisoft Entertainment SA	JP Morgan Chase Bank N.A.	8/16/19	74.00	19	EUR	140,600	(4,641)	(6,219)	1,578

Airbus SE	JP Morgan Chase Bank N.A.	8/16/19	130.00	10	EUR	130,000	(2,446)	(3,457)	1,011

Erste Group Bank AG	Morgan Stanley & Co. LLC	7/19/19	34.00	78	EUR	265,200	(3,004)	(6,788)	3,784

Julius Baer Group Ltd.	Morgan Stanley & Co. LLC	7/19/19	42.00	36	CHF	151,200	(7,426)	(2,103)	(5,323)
							$(22,004)	$(37,681)	$15,677

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	7/16/19	USD	1,446,747	JPY	156,624,000	$(7,573)

Currency Legend

CHF	Swiss Franc

EUR	Euro

JPY	Japanese Yen

SEK	Swedish Krona

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 22.1%
DFA Commodity Strategy Portfolio	407,133	$2,214,806
Invesco Oppenheimer Real Estate Fund, Class R6	25,445	669,196
MassMutual Premier International Equity Fund, Class I (a)	150,388	1,858,801
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	86,372	1,166,886
MassMutual Select Blue Chip Growth Fund, Class I (a)	123,382	2,847,664
MassMutual Select Diversified Value Fund, Class I (a)	252,951	2,860,881
MassMutual Select Equity Opportunities Fund, Class I (a)	115,186	2,056,074
MassMutual Select Fundamental Growth Fund, Class I (a)	193,843	1,535,238
MassMutual Select Fundamental Value Fund, Class I (a)	257,220	2,605,642
MassMutual Select Growth Opportunities Fund, Class I (a)	97,039	1,017,941
MassMutual Select Mid Cap Growth Fund, Class I (a)	63,912	1,501,293
MassMutual Select Mid-Cap Value Fund, Class I (a)	124,880	1,504,804
MassMutual Select Overseas Fund, Class I (a)	438,682	3,698,093
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	34,512	543,568
MassMutual Select Small Cap Value Equity Fund, Class I (a)	98,210	1,097,985
MM Select Equity Asset Fund, Class I (a)	1,652,140	12,886,690
Vanguard Developed Markets Index Fund, Institutional Shares	274,147	3,679,048
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	32,367	1,142,548
Vanguard Mid-Cap Index Fund, Admiral Shares	9,765	2,021,465
Vanguard Small-Cap Index Fund, Admiral Shares	14,820	1,112,825
		48,021,448
Fixed Income Funds — 78.0%
Barings Global Floating Rate Fund, Class Y (a)	206,022	1,909,821
Invesco Oppenheimer International Bond Fund, Class R6	1,701,573	9,562,841
MassMutual Premier Core Bond Fund, Class I (a)	3,577,329	39,636,807
MassMutual Premier High Yield Fund, Class I (a)	320,440	2,899,979
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	820,313	8,555,865
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,647,357	27,029,516
MassMutual Select Strategic Bond Fund, Class I (a)	2,821,579	30,331,969
MassMutual Select Total Return Bond Fund, Class I (a)	3,232,934	32,587,971
Vanguard Long-Term Treasury Index Fund, Admiral Shares	106,486	2,916,658
Vanguard Total Bond Market Index Fund, Institutional Shares	1,281,972	14,011,950
		169,443,377
TOTAL MUTUAL FUNDS
(Cost $212,825,151)		217,464,825

TOTAL LONG-TERM INVESTMENTS
(Cost $212,825,151)		217,464,825

TOTAL INVESTMENTS — 100.1%
(Cost $212,825,151) (b)		217,464,825

Other Assets/(Liabilities) — (0.1)%		(199,508)

NET ASSETS — 100.0%		$217,265,317

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.1%
DFA Commodity Strategy Portfolio	438,385	$2,384,817
Invesco Oppenheimer Real Estate Fund, Class R6	85,932	2,260,023
MassMutual Premier International Equity Fund, Class I (a)	515,674	6,373,728
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	352,520	4,762,545
MassMutual Select Blue Chip Growth Fund, Class I (a)	407,216	9,398,541
MassMutual Select Diversified Value Fund, Class I (a)	834,149	9,434,225
MassMutual Select Equity Opportunities Fund, Class I (a)	381,320	6,806,556
MassMutual Select Fundamental Growth Fund, Class I (a)	641,272	5,078,870
MassMutual Select Fundamental Value Fund, Class I (a)	847,909	8,589,321
MassMutual Select Growth Opportunities Fund, Class I (a)	324,894	3,408,137
MassMutual Select Mid Cap Growth Fund, Class I (a)	220,246	5,173,590
MassMutual Select Mid-Cap Value Fund, Class I (a)	430,354	5,185,771
MassMutual Select Overseas Fund, Class I (a)	1,506,201	12,697,274
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	138,268	2,177,724
MassMutual Select Small Cap Value Equity Fund, Class I (a)	396,283	4,430,444
MM Select Equity Asset Fund, Class I (a)	5,477,833	42,727,099
Vanguard Developed Markets Index Fund, Institutional Shares	940,048	12,615,443
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	176,839	4,746,350
Vanguard Mid-Cap Index Fund, Institutional Shares	150,840	6,897,934
Vanguard Small-Cap Index Fund, Admiral Shares	58,507	4,393,283
		159,541,675
Fixed Income Funds — 39.0%
Barings Global Floating Rate Fund, Class Y (a)	187,503	1,738,151
Invesco Oppenheimer International Bond Fund, Class R6	1,314,062	7,385,028
MassMutual Premier Core Bond Fund, Class I (a)	2,051,516	22,730,794
MassMutual Premier High Yield Fund, Class I (a)	290,662	2,630,488
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	499,465	5,209,418
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,593,958	16,274,313
MassMutual Select Strategic Bond Fund, Class I (a)	1,617,998	17,393,476
MassMutual Select Total Return Bond Fund, Class I (a)	1,855,379	18,702,222
Vanguard Long-Term Treasury Index Fund, Admiral Shares	69,238	1,896,421
Vanguard Total Bond Market Index Fund, Institutional Shares	735,965	8,044,099
		102,004,410

TOTAL MUTUAL FUNDS
(Cost $264,431,467)		261,546,085

TOTAL LONG-TERM INVESTMENTS
(Cost $264,431,467)		261,546,085

TOTAL INVESTMENTS — 100.1%
(Cost $264,431,467) (b)		261,546,085

Other Assets/(Liabilities) — (0.1)%		(225,984)

NET ASSETS — 100.0%		$261,320,101

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 79.0%
DFA Commodity Strategy Portfolio	386,535	$2,102,750
Invesco Oppenheimer Real Estate Fund, Class R6	102,393	2,692,947
MassMutual Premier International Equity Fund, Class I (a)	615,450	7,606,962
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	490,793	6,630,611
MassMutual Select Blue Chip Growth Fund, Class I (a)	467,290	10,785,045
MassMutual Select Diversified Value Fund, Class I (a)	955,094	10,802,111
MassMutual Select Equity Opportunities Fund, Class I (a)	437,535	7,810,001
MassMutual Select Fundamental Growth Fund, Class I (a)	739,862	5,859,707
MassMutual Select Fundamental Value Fund, Class I (a)	977,043	9,897,444
MassMutual Select Growth Opportunities Fund, Class I (a)	373,604	3,919,106
MassMutual Select Mid Cap Growth Fund, Class I (a)	261,673	6,146,690
MassMutual Select Mid-Cap Value Fund, Class I (a)	511,295	6,161,104
MassMutual Select Overseas Fund, Class I (a)	1,799,037	15,165,885
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	189,932	2,991,431
MassMutual Select Small Cap Value Equity Fund, Class I (a)	541,972	6,059,244
MM Select Equity Asset Fund, Class I (a)	6,305,086	49,179,671
Vanguard Developed Markets Index Fund, Institutional Shares	1,120,181	15,032,835
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	245,717	6,595,045
Vanguard Mid-Cap Index Fund, Institutional Shares	179,959	8,229,544
Vanguard Small-Cap Index Fund, Admiral Shares	79,489	5,968,865
		189,636,998
Fixed Income Funds — 21.1%
Barings Global Floating Rate Fund, Class Y (a)	146,627	1,359,230
Invesco Oppenheimer International Bond Fund, Class R6	661,709	3,718,803
MassMutual Premier Core Bond Fund, Class I (a)	973,606	10,787,555
MassMutual Premier High Yield Fund, Class I (a)	227,433	2,058,266
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	251,876	2,627,066
MassMutual Premier Short-Duration Bond Fund, Class I (a)	788,753	8,053,165
MassMutual Select Strategic Bond Fund, Class I (a)	770,075	8,278,305
MassMutual Select Total Return Bond Fund, Class I (a)	880,811	8,878,573
Vanguard Long-Term Treasury Index Fund, Admiral Shares	38,140	1,044,647
Vanguard Total Bond Market Index Fund, Admiral Shares	347,963	3,803,231
		50,608,841

TOTAL MUTUAL FUNDS
(Cost $245,789,352)		240,245,839

TOTAL LONG-TERM INVESTMENTS
(Cost $245,789,352)		240,245,839

TOTAL INVESTMENTS — 100.1%
(Cost $245,789,352) (b)		240,245,839

Other Assets/(Liabilities) — (0.1)%		(204,936)

NET ASSETS — 100.0%		$240,040,903

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.9%
DFA Commodity Strategy Portfolio	181,700	$988,447
Invesco Oppenheimer Real Estate Fund, Class R6	60,906	1,601,833
MassMutual Premier International Equity Fund, Class I (a)	366,322	4,527,738
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	292,908	3,957,185
MassMutual Select Blue Chip Growth Fund, Class I (a)	279,450	6,449,709
MassMutual Select Diversified Value Fund, Class I (a)	571,366	6,462,145
MassMutual Select Equity Opportunities Fund, Class I (a)	261,446	4,666,817
MassMutual Select Fundamental Growth Fund, Class I (a)	440,106	3,485,640
MassMutual Select Fundamental Value Fund, Class I (a)	583,586	5,911,722
MassMutual Select Growth Opportunities Fund, Class I (a)	221,969	2,328,453
MassMutual Select Mid Cap Growth Fund, Class I (a)	156,682	3,680,455
MassMutual Select Mid-Cap Value Fund, Class I (a)	306,153	3,689,150
MassMutual Select Overseas Fund, Class I (a)	1,072,423	9,040,523
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	112,714	1,775,244
MassMutual Select Small Cap Value Equity Fund, Class I (a)	323,116	3,612,434
MM Select Equity Asset Fund, Class I (a)	3,762,911	29,350,705
Vanguard Developed Markets Index Fund, Institutional Shares	671,373	9,009,821
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	112,074	3,956,198
Vanguard Mid-Cap Index Fund, Admiral Shares	23,789	4,924,589
Vanguard Small-Cap Index Fund, Admiral Shares	47,863	3,593,999
		113,012,807
Fixed Income Funds — 5.2%
Barings Global Floating Rate Fund, Class Y (a)	61,331	568,536
Invesco Oppenheimer International Bond Fund, Class R6	89,343	502,108
MassMutual Premier Core Bond Fund, Class I (a)	81,539	903,455
MassMutual Premier High Yield Fund, Class I (a)	93,962	850,355
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	33,977	354,381
MassMutual Premier Short-Duration Bond Fund, Class I (a)	95,964	979,794
MassMutual Select Strategic Bond Fund, Class I (a)	65,305	702,031
MassMutual Select Total Return Bond Fund, Class I (a)	74,102	746,944
Vanguard Long-Term Treasury Index Fund, Admiral Shares	7,749	212,244
Vanguard Total Bond Market Index Fund, Admiral Shares	29,383	321,157
		6,141,005

TOTAL MUTUAL FUNDS
(Cost $124,025,977)		119,153,812

TOTAL LONG-TERM INVESTMENTS
(Cost $124,025,977)		119,153,812

TOTAL INVESTMENTS — 100.1%
(Cost $124,025,977) (b)		119,153,812

Other Assets/(Liabilities) — (0.1)%		(115,138)

NET ASSETS — 100.0%		$119,038,674

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan In Retirement Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 30.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	240,152	$4,255,497
JPMorgan Realty Income Fund, Class R6	136,788	1,980,687
MassMutual Premier International Equity Fund, Class I (a)	277,260	3,426,939
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	166,614	2,250,961
MassMutual Select Blue Chip Growth Fund, Class I (a)	135,854	3,135,505
MassMutual Select Diversified Value Fund, Class I (a)	278,083	3,145,118
MassMutual Select Equity Opportunities Fund, Class I (a)	127,559	2,276,936
MassMutual Select Fundamental Growth Fund, Class I (a)	215,664	1,708,060
MassMutual Select Fundamental Value Fund, Class I (a)	282,510	2,861,830
MassMutual Select Growth Opportunities Fund, Class I (a)	109,438	1,148,008
MassMutual Select Mid Cap Growth Fund, Class I (a)	59,618	1,400,433
MassMutual Select Mid-Cap Value Fund, Class I (a)	116,110	1,399,123
MassMutual Select Overseas Fund, Class I (a)	811,769	6,843,209
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	41,879	659,593
MassMutual Select Small Cap Value Equity Fund, Class I (a)	78,220	874,498
MM Select Equity Asset Fund, Class I (a)	1,833,086	14,298,072
Vanguard Developed Markets Index Fund, Admiral Shares	191,394	2,564,683
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	63,997	2,259,093
Vanguard Mid-Cap Index Fund, Admiral Shares	5,850	1,210,962
Vanguard Real Estate Index Fund, Admiral Shares	16,055	1,991,609
Vanguard Small-Cap Index Fund, Admiral Shares	8,802	660,969
		60,351,785
Fixed Income Funds — 69.9%
Barings Global Floating Rate Fund, Class Y (a)	539,500	5,001,164
JPMorgan Emerging Markets Debt Fund, Class R6	457,498	3,746,905
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	456,474	3,747,654
JPMorgan U.S. Government Money Market Fund, Class IM	13,422,731	13,422,731
MassMutual Premier Core Bond Fund, Class I (a)	3,816,396	42,285,665
MassMutual Premier High Yield Fund, Class I (a)	1,924,077	17,412,894
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,428,634	14,900,651
MassMutual Select Strategic Bond Fund, Class I (a)	1,315,563	14,142,298
MassMutual Select Total Return Bond Fund, Class I (a)	1,401,934	14,131,494
Vanguard Total Bond Market Index Fund, Admiral Shares	973,746	10,643,047
		139,434,503

TOTAL MUTUAL FUNDS
(Cost $197,277,734)		199,786,288

TOTAL LONG-TERM INVESTMENTS
(Cost $197,277,734)		199,786,288

TOTAL INVESTMENTS — 100.2%
(Cost $197,277,734) (b)		199,786,288

Other Assets/(Liabilities) — (0.2)%		(373,696)

NET ASSETS — 100.0%		$199,412,592

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2020 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 36.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	567,279	$10,052,187
JPMorgan Realty Income Fund, Class R6	315,879	4,573,926
MassMutual Premier International Equity Fund, Class I (a)	656,276	8,111,566
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	413,038	5,580,141
MassMutual Select Blue Chip Growth Fund, Class I (a)	313,541	7,236,531
MassMutual Select Diversified Value Fund, Class I (a)	644,057	7,284,283
MassMutual Select Equity Opportunities Fund, Class I (a)	294,686	5,260,147
MassMutual Select Fundamental Growth Fund, Class I (a)	499,076	3,952,681
MassMutual Select Fundamental Value Fund, Class I (a)	651,970	6,604,459
MassMutual Select Growth Opportunities Fund, Class I (a)	253,282	2,656,923
MassMutual Select Mid Cap Growth Fund, Class I (a)	137,276	3,224,608
MassMutual Select Mid-Cap Value Fund, Class I (a)	267,203	3,219,801
MassMutual Select Overseas Fund, Class I (a)	1,918,086	16,169,464
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	100,401	1,581,317
MassMutual Select Small Cap Value Equity Fund, Class I (a)	187,516	2,096,427
MM Select Equity Asset Fund, Class I (a)	4,226,829	32,969,266
Vanguard Developed Markets Index Fund, Institutional Shares	451,224	6,055,428
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	208,238	5,589,108
Vanguard Mid-Cap Index Fund, Admiral Shares	13,432	2,780,534
Vanguard Real Estate Index Fund, Institutional Shares	239,246	4,593,516
Vanguard Small-Cap Index Fund, Admiral Shares	21,073	1,582,344
		141,174,657
Fixed Income Funds — 63.4%
Barings Global Floating Rate Fund, Class Y (a)	790,912	7,331,754
JPMorgan Emerging Markets Debt Fund, Class R6	831,782	6,812,296
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	829,925	6,813,688
JPMorgan U.S. Government Money Market Fund, Class IM	18,229,347	18,229,347
MassMutual Premier Core Bond Fund, Class I (a)	7,128,941	78,988,667
MassMutual Premier High Yield Fund, Class I (a)	3,491,379	31,596,982
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,094,810	21,848,869
MassMutual Select Strategic Bond Fund, Class I (a)	2,454,831	26,389,433
MassMutual Select Total Return Bond Fund, Class I (a)	2,616,003	26,369,313
Vanguard Total Bond Market Index Fund, Institutional Shares	1,819,016	19,881,850
		244,262,199

TOTAL MUTUAL FUNDS
(Cost $381,219,402)		385,436,856

TOTAL LONG-TERM INVESTMENTS
(Cost $381,219,402)		385,436,856

TOTAL INVESTMENTS — 100.1%
(Cost $381,219,402) (b)		385,436,856

Other Assets/(Liabilities) — (0.1)%		(363,881)

NET ASSETS — 100.0%		$385,072,975

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2025 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 51.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	583,139	$10,333,222
JPMorgan Realty Income Fund, Class R6	313,334	4,537,076
MassMutual Premier International Equity Fund, Class I (a)	674,442	8,336,105
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	448,712	6,062,097
MassMutual Select Blue Chip Growth Fund, Class I (a)	312,603	7,214,871
MassMutual Select Diversified Value Fund, Class I (a)	640,538	7,244,488
MassMutual Select Equity Opportunities Fund, Class I (a)	293,577	5,240,342
MassMutual Select Fundamental Growth Fund, Class I (a)	496,911	3,935,533
MassMutual Select Fundamental Value Fund, Class I (a)	649,913	6,583,618
MassMutual Select Growth Opportunities Fund, Class I (a)	251,340	2,636,556
MassMutual Select Mid Cap Growth Fund, Class I (a)	135,936	3,193,136
MassMutual Select Mid-Cap Value Fund, Class I (a)	264,598	3,188,401
MassMutual Select Overseas Fund, Class I (a)	1,971,722	16,621,618
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	103,999	1,637,987
MassMutual Select Small Cap Value Equity Fund, Class I (a)	194,824	2,178,135
MM Select Equity Asset Fund, Class I (a)	4,212,517	32,857,634
Vanguard Developed Markets Index Fund, Institutional Shares	462,592	6,207,979
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	226,196	6,071,089
Vanguard Mid-Cap Index Fund, Admiral Shares	13,284	2,749,822
Vanguard Real Estate Index Fund, Admiral Shares	36,640	4,545,253
Vanguard Small-Cap Index Fund, Admiral Shares	21,823	1,638,686
		143,013,648
Fixed Income Funds — 48.8%
Barings Global Floating Rate Fund, Class Y (a)	179,467	1,663,664
JPMorgan Emerging Markets Debt Fund, Class R6	515,983	4,225,900
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	514,830	4,226,758
JPMorgan U.S. Government Money Market Fund, Class IM	4,855,655	4,855,655
MassMutual Premier Core Bond Fund, Class I (a)	4,557,969	50,502,296
MassMutual Premier High Yield Fund, Class I (a)	2,129,584	19,272,734
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	478,268	4,988,334
MassMutual Select Strategic Bond Fund, Class I (a)	1,567,570	16,851,375
MassMutual Select Total Return Bond Fund, Class I (a)	1,670,491	16,838,550
Vanguard Total Bond Market Index Fund, Institutional Shares	1,158,909	12,666,873
		136,092,139

TOTAL MUTUAL FUNDS
(Cost $278,598,377)		279,105,787

TOTAL LONG-TERM INVESTMENTS
(Cost $278,598,377)		279,105,787

TOTAL INVESTMENTS — 100.1%
(Cost $278,598,377) (b)		279,105,787

Other Assets/(Liabilities) — (0.1)%		(267,387)

NET ASSETS — 100.0%		$278,838,400

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2030 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,150,010	$20,378,172
JPMorgan Realty Income Fund, Class R6	702,684	10,174,870
MassMutual Premier International Equity Fund, Class I (a)	1,536,602	18,992,398
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,052,240	14,215,761
MassMutual Select Blue Chip Growth Fund, Class I (a)	701,398	16,188,265
MassMutual Select Diversified Value Fund, Class I (a)	1,437,717	16,260,577
MassMutual Select Equity Opportunities Fund, Class I (a)	659,745	11,776,445
MassMutual Select Fundamental Growth Fund, Class I (a)	1,114,187	8,824,361
MassMutual Select Fundamental Value Fund, Class I (a)	1,458,053	14,770,072
MassMutual Select Growth Opportunities Fund, Class I (a)	565,999	5,937,327
MassMutual Select Mid Cap Growth Fund, Class I (a)	305,254	7,170,425
MassMutual Select Mid-Cap Value Fund, Class I (a)	594,175	7,159,809
MassMutual Select Overseas Fund, Class I (a)	4,872,512	41,075,276
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	239,379	3,770,215
MassMutual Select Small Cap Value Equity Fund, Class I (a)	447,832	5,006,758
MM Select Equity Asset Fund, Class I (a)	9,452,913	73,732,718
Vanguard Developed Markets Index Fund, Institutional Shares	1,054,562	14,152,222
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	529,284	14,205,986
Vanguard Mid-Cap Index Fund, Institutional Shares	134,734	6,161,380
Vanguard Real Estate Index Fund, Institutional Shares	531,134	10,197,766
Vanguard Small-Cap Index Fund, Admiral Shares	50,144	3,765,340
		323,916,143
Fixed Income Funds — 36.5%
JPMorgan Emerging Markets Debt Fund, Class R6	770,206	6,307,987
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	768,630	6,310,451
JPMorgan U.S. Government Money Market Fund, Class IM	8,866,127	8,866,127
MassMutual Premier Core Bond Fund, Class I (a)	6,408,153	71,002,330
MassMutual Premier High Yield Fund, Class I (a)	3,142,421	28,438,914
MassMutual Select Strategic Bond Fund, Class I (a)	2,199,275	23,642,206
MassMutual Select Total Return Bond Fund, Class I (a)	2,343,674	23,624,239
Vanguard Total Bond Market Index Fund, Institutional Shares	1,629,888	17,814,681
		186,006,935

TOTAL MUTUAL FUNDS
(Cost $515,464,561)		509,923,078

TOTAL LONG-TERM INVESTMENTS
(Cost $515,464,561)		509,923,078

TOTAL INVESTMENTS — 100.1%
(Cost $515,464,561) (b)		509,923,078

Other Assets/(Liabilities) — (0.1)%		(422,749)

NET ASSETS — 100.0%		$509,500,329

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2035 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 73.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	493,299	$8,741,251
JPMorgan Realty Income Fund, Class R6	351,292	5,086,712
MassMutual Premier International Equity Fund, Class I (a)	737,433	9,114,668
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	496,944	6,713,714
MassMutual Select Blue Chip Growth Fund, Class I (a)	360,305	8,315,846
MassMutual Select Diversified Value Fund, Class I (a)	736,980	8,335,246
MassMutual Select Equity Opportunities Fund, Class I (a)	337,874	6,031,056
MassMutual Select Fundamental Growth Fund, Class I (a)	571,255	4,524,339
MassMutual Select Fundamental Value Fund, Class I (a)	749,826	7,595,736
MassMutual Select Growth Opportunities Fund, Class I (a)	289,879	3,040,825
MassMutual Select Mid Cap Growth Fund, Class I (a)	152,585	3,584,232
MassMutual Select Mid-Cap Value Fund, Class I (a)	297,005	3,578,914
MassMutual Select Overseas Fund, Class I (a)	2,469,036	20,813,970
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	110,173	1,735,228
MassMutual Select Small Cap Value Equity Fund, Class I (a)	206,701	2,310,918
MM Select Equity Asset Fund, Class I (a)	4,858,776	37,898,451
Vanguard Developed Markets Index Fund, Institutional Shares	507,346	6,808,582
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	250,693	6,728,613
Vanguard Mid-Cap Index Fund, Admiral Shares	14,924	3,089,497
Vanguard Real Estate Index Fund, Admiral Shares	41,183	5,108,735
Vanguard Small-Cap Index Fund, Admiral Shares	23,127	1,736,574
		160,893,107
Fixed Income Funds — 26.5%
JPMorgan Emerging Markets Debt Fund, Class R6	239,499	1,961,496
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	238,964	1,961,890
JPMorgan U.S. Government Money Market Fund, Class IM	7,049,602	7,049,602
MassMutual Premier Core Bond Fund, Class I (a)	1,781,024	19,733,741
MassMutual Premier High Yield Fund, Class I (a)	1,057,382	9,569,303
MassMutual Select Strategic Bond Fund, Class I (a)	588,984	6,331,577
MassMutual Select Total Return Bond Fund, Class I (a)	627,654	6,326,756
Vanguard Total Bond Market Index Fund, Admiral Shares	453,668	4,958,590
		57,892,955

TOTAL MUTUAL FUNDS
(Cost $224,618,242)		218,786,062

TOTAL LONG-TERM INVESTMENTS
(Cost $224,618,242)		218,786,062

TOTAL INVESTMENTS — 100.1%
(Cost $224,618,242) (b)		218,786,062

Other Assets/(Liabilities) — (0.1)%		(220,198)

NET ASSETS — 100.0%		$218,565,864

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2040 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	745,621	$13,212,408
JPMorgan Realty Income Fund, Class R6	596,807	8,641,762
MassMutual Premier International Equity Fund, Class I (a)	1,260,738	15,582,722
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	862,000	11,645,618
MassMutual Select Blue Chip Growth Fund, Class I (a)	606,599	14,000,306
MassMutual Select Diversified Value Fund, Class I (a)	1,241,458	14,040,888
MassMutual Select Equity Opportunities Fund, Class I (a)	569,602	10,167,388
MassMutual Select Fundamental Growth Fund, Class I (a)	962,502	7,623,016
MassMutual Select Fundamental Value Fund, Class I (a)	1,260,393	12,767,783
MassMutual Select Growth Opportunities Fund, Class I (a)	487,835	5,117,388
MassMutual Select Mid Cap Growth Fund, Class I (a)	258,392	6,069,625
MassMutual Select Mid-Cap Value Fund, Class I (a)	502,957	6,060,630
MassMutual Select Overseas Fund, Class I (a)	4,422,075	37,278,096
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	190,482	3,000,087
MassMutual Select Small Cap Value Equity Fund, Class I (a)	356,832	3,989,384
MM Select Equity Asset Fund, Class I (a)	8,173,734	63,755,125
Vanguard Developed Markets Index Fund, Institutional Shares	868,466	11,654,808
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	435,143	11,679,237
Vanguard Mid-Cap Index Fund, Admiral Shares	25,301	5,237,538
Vanguard Real Estate Index Fund, Institutional Shares	452,369	8,685,488
Vanguard Small-Cap Index Fund, Admiral Shares	40,010	3,004,382
		273,213,679
Fixed Income Funds — 17.5%
JPMorgan Emerging Markets Debt Fund, Class R6	257,709	2,110,634
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	257,133	2,111,062
JPMorgan U.S. Government Money Market Fund, Class IM	10,659,050	10,659,050
MassMutual Premier Core Bond Fund, Class I (a)	1,494,283	16,556,653
MassMutual Premier High Yield Fund, Class I (a)	1,345,601	12,177,692
MassMutual Select Strategic Bond Fund, Class I (a)	474,879	5,104,948
MassMutual Select Total Return Bond Fund, Class I (a)	506,058	5,101,062
Vanguard Total Bond Market Index Fund, Admiral Shares	380,675	4,160,780
		57,981,881

TOTAL MUTUAL FUNDS
(Cost $340,914,736)		331,195,560

TOTAL LONG-TERM INVESTMENTS
(Cost $340,914,736)		331,195,560

TOTAL INVESTMENTS — 100.1%
(Cost $340,914,736) (b)		331,195,560

Other Assets/(Liabilities) — (0.1)%		(258,028)

NET ASSETS — 100.0%		$330,937,532

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2045 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	315,098	$5,583,542
JPMorgan Realty Income Fund, Class R6	266,887	3,864,528
MassMutual Premier International Equity Fund, Class I (a)	569,257	7,036,014
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	392,010	5,296,050
MassMutual Select Blue Chip Growth Fund, Class I (a)	272,490	6,289,059
MassMutual Select Diversified Value Fund, Class I (a)	557,412	6,304,331
MassMutual Select Equity Opportunities Fund, Class I (a)	255,749	4,565,116
MassMutual Select Fundamental Growth Fund, Class I (a)	432,150	3,422,631
MassMutual Select Fundamental Value Fund, Class I (a)	566,172	5,735,326
MassMutual Select Growth Opportunities Fund, Class I (a)	219,043	2,297,757
MassMutual Select Mid Cap Growth Fund, Class I (a)	116,013	2,725,149
MassMutual Select Mid-Cap Value Fund, Class I (a)	225,811	2,721,023
MassMutual Select Overseas Fund, Class I (a)	2,045,113	17,240,299
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	86,526	1,362,780
MassMutual Select Small Cap Value Equity Fund, Class I (a)	162,328	1,814,827
MM Select Equity Asset Fund, Class I (a)	3,668,705	28,615,903
Vanguard Developed Markets Index Fund, Admiral Shares	393,473	5,272,535
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	150,730	5,320,760
Vanguard Mid-Cap Index Fund, Admiral Shares	11,376	2,354,932
Vanguard Real Estate Index Fund, Admiral Shares	31,352	3,889,162
Vanguard Small-Cap Index Fund, Admiral Shares	18,200	1,366,637
		123,078,361
Fixed Income Funds — 12.1%
JPMorgan Emerging Markets Debt Fund, Class R6	80,803	661,778
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	80,623	661,912
JPMorgan U.S. Government Money Market Fund, Class IM	4,505,700	4,505,700
MassMutual Premier Core Bond Fund, Class I (a)	335,432	3,716,587
MassMutual Premier High Yield Fund, Class I (a)	490,485	4,438,889
MassMutual Select Strategic Bond Fund, Class I (a)	97,260	1,045,543
MassMutual Select Total Return Bond Fund, Class I (a)	103,618	1,044,466
Vanguard Total Bond Market Index Fund, Admiral Shares	85,511	934,639
		17,009,514

TOTAL MUTUAL FUNDS
(Cost $145,354,377)		140,087,875

TOTAL LONG-TERM INVESTMENTS
(Cost $145,354,377)		140,087,875

TOTAL INVESTMENTS — 100.1%
(Cost $145,354,377) (b)		140,087,875

Other Assets/(Liabilities) — (0.1)%		(156,343)

NET ASSETS — 100.0%		$139,931,532

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2050 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	440,585	$7,807,167
JPMorgan Realty Income Fund, Class R6	373,947	5,414,754
MassMutual Premier International Equity Fund, Class I (a)	798,253	9,866,404
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	549,710	7,426,577
MassMutual Select Blue Chip Growth Fund, Class I (a)	380,769	8,788,139
MassMutual Select Diversified Value Fund, Class I (a)	781,039	8,833,550
MassMutual Select Equity Opportunities Fund, Class I (a)	358,356	6,396,651
MassMutual Select Fundamental Growth Fund, Class I (a)	605,530	4,795,796
MassMutual Select Fundamental Value Fund, Class I (a)	791,140	8,014,245
MassMutual Select Growth Opportunities Fund, Class I (a)	306,908	3,219,465
MassMutual Select Mid Cap Growth Fund, Class I (a)	162,547	3,818,236
MassMutual Select Mid-Cap Value Fund, Class I (a)	316,399	3,812,607
MassMutual Select Overseas Fund, Class I (a)	2,859,505	24,105,630
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	121,217	1,909,163
MassMutual Select Small Cap Value Equity Fund, Class I (a)	227,414	2,542,491
MM Select Equity Asset Fund, Class I (a)	5,126,486	39,986,587
Vanguard Developed Markets Index Fund, Institutional Shares	548,027	7,354,521
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	276,496	7,421,159
Vanguard Mid-Cap Index Fund, Admiral Shares	15,869	3,284,958
Vanguard Real Estate Index Fund, Admiral Shares	43,733	5,425,137
Vanguard Small-Cap Index Fund, Admiral Shares	25,388	1,906,385
		172,129,622
Fixed Income Funds — 12.2%
JPMorgan Emerging Markets Debt Fund, Class R6	112,930	924,899
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	112,630	924,690
JPMorgan U.S. Government Money Market Fund, Class IM	6,312,162	6,312,162
MassMutual Premier Core Bond Fund, Class I (a)	468,189	5,187,540
MassMutual Premier High Yield Fund, Class I (a)	687,136	6,218,579
MassMutual Select Strategic Bond Fund, Class I (a)	135,753	1,459,345
MassMutual Select Total Return Bond Fund, Class I (a)	144,666	1,458,233
Vanguard Total Bond Market Index Fund, Admiral Shares	119,276	1,303,683
		23,789,131

TOTAL MUTUAL FUNDS
(Cost $203,315,364)		195,918,753

TOTAL LONG-TERM INVESTMENTS
(Cost $203,315,364)		195,918,753

TOTAL INVESTMENTS — 100.1%
(Cost $203,315,364) (b)		195,918,753

Other Assets/(Liabilities) — (0.1)%		(148,568)

NET ASSETS — 100.0%		$195,770,185

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2055 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 88.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	134,946	$2,391,248
JPMorgan Realty Income Fund, Class R6	114,353	1,655,837
MassMutual Premier International Equity Fund, Class I (a)	244,103	3,017,118
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	167,730	2,266,033
MassMutual Select Blue Chip Growth Fund, Class I (a)	116,636	2,691,951
MassMutual Select Diversified Value Fund, Class I (a)	238,834	2,701,208
MassMutual Select Equity Opportunities Fund, Class I (a)	109,584	1,956,068
MassMutual Select Fundamental Growth Fund, Class I (a)	184,815	1,463,731
MassMutual Select Fundamental Value Fund, Class I (a)	242,339	2,454,896
MassMutual Select Growth Opportunities Fund, Class I (a)	93,676	982,658
MassMutual Select Mid Cap Growth Fund, Class I (a)	49,614	1,165,433
MassMutual Select Mid-Cap Value Fund, Class I (a)	96,570	1,163,674
MassMutual Select Overseas Fund, Class I (a)	875,834	7,383,280
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	37,003	582,794
MassMutual Select Small Cap Value Equity Fund, Class I (a)	69,420	776,116
MM Select Equity Asset Fund, Class I (a)	1,570,329	12,248,566
Vanguard Developed Markets Index Fund, Admiral Shares	167,833	2,248,959
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	64,293	2,269,533
Vanguard Mid-Cap Index Fund, Admiral Shares	4,852	1,004,471
Vanguard Real Estate Index Fund, Admiral Shares	13,373	1,658,875
Vanguard Small-Cap Index Fund, Admiral Shares	7,763	582,919
		52,665,368
Fixed Income Funds — 12.2%
JPMorgan Emerging Markets Debt Fund, Class R6	34,546	282,935
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	34,469	282,991
JPMorgan U.S. Government Money Market Fund, Class IM	1,930,228	1,930,228
MassMutual Premier Core Bond Fund, Class I (a)	143,608	1,591,182
MassMutual Premier High Yield Fund, Class I (a)	209,701	1,897,794
MassMutual Select Strategic Bond Fund, Class I (a)	41,640	447,625
MassMutual Select Total Return Bond Fund, Class I (a)	44,362	447,166
Vanguard Total Bond Market Index Fund, Admiral Shares	36,474	398,659
		7,278,580

TOTAL MUTUAL FUNDS
(Cost $61,853,487)		59,943,948

TOTAL LONG-TERM INVESTMENTS
(Cost $61,853,487)		59,943,948

TOTAL INVESTMENTS — 100.2%
(Cost $61,853,487) (b)		59,943,948

Other Assets/(Liabilities) — (0.2)%		(92,908)

NET ASSETS — 100.0%		$59,851,040

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2060 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Equity Funds — 88.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	34,427	$610,041
JPMorgan Realty Income Fund, Class R6	29,130	421,798
MassMutual Premier International Equity Fund, Class I (a)	62,183	768,580
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	42,822	578,522
MassMutual Select Blue Chip Growth Fund, Class I (a)	29,748	686,575
MassMutual Select Diversified Value Fund, Class I (a)	60,842	688,120
MassMutual Select Equity Opportunities Fund, Class I (a)	27,915	498,291
MassMutual Select Fundamental Growth Fund, Class I (a)	47,170	373,587
MassMutual Select Fundamental Value Fund, Class I (a)	61,808	626,114
MassMutual Select Growth Opportunities Fund, Class I (a)	23,908	250,791
MassMutual Select Mid Cap Growth Fund, Class I (a)	12,662	297,433
MassMutual Select Mid-Cap Value Fund, Class I (a)	24,647	296,995
MassMutual Select Overseas Fund, Class I (a)	223,437	1,883,576
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	9,442	148,719
MassMutual Select Small Cap Value Equity Fund, Class I (a)	17,715	198,053
MM Select Equity Asset Fund, Class I (a)	400,508	3,123,965
Vanguard Developed Markets Index Fund, Admiral Shares	42,754	572,900
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	16,378	578,142
Vanguard Mid-Cap Index Fund, Admiral Shares	1,236	255,878
Vanguard Real Estate Index Fund, Admiral Shares	3,407	422,579
Vanguard Small-Cap Index Fund, Admiral Shares	1,977	148,490
		13,429,149
Fixed Income Funds — 12.2%
JPMorgan Emerging Markets Debt Fund, Class R6	8,818	72,218
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	8,796	72,212
JPMorgan U.S. Government Money Market Fund, Class IM	491,702	491,702
MassMutual Premier Core Bond Fund, Class I (a)	36,616	405,703
MassMutual Premier High Yield Fund, Class I (a)	53,527	484,421
MassMutual Select Strategic Bond Fund, Class I (a)	10,617	114,131
MassMutual Select Total Return Bond Fund, Class I (a)	11,313	114,033
Vanguard Total Bond Market Index Fund, Admiral Shares	9,291	101,550
		1,855,970

TOTAL MUTUAL FUNDS
(Cost $15,633,032)		15,285,119

TOTAL LONG-TERM INVESTMENTS
(Cost $15,633,032)		15,285,119

TOTAL INVESTMENTS — 100.4%
(Cost $15,633,032) (b)		15,285,119

Other Assets/(Liabilities) — (0.4)%		(61,190)

NET ASSETS — 100.0%		$15,223,929

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.0%
Chemicals — 1.9%
Celanese Corp.	11,440	$1,233,232
Dow, Inc. (a)	36,316	1,790,742
DuPont de Nemours, Inc.	20,686	1,552,898
Eastman Chemical Co.	28,390	2,209,594
Linde PLC	7,480	1,501,984
LyondellBasell Industries NV Class A	5,600	482,328
RPM International, Inc.	3,810	232,829
		9,003,607
Forest Products & Paper — 0.0%
Quintis Ltd. (a) (b)	4,682	970
Mining — 0.1%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	-
Freeport-McMoRan, Inc.	24,940	289,553
Newmont Goldcorp Corp.	9,060	348,538
		638,091
		9,642,668
Communications — 14.4%
Internet — 9.2%
Alphabet, Inc. Class A (a)	7,080	7,666,224
Alphabet, Inc. Class C (a)	6,680	7,220,479
Amazon.com, Inc. (a)	8,910	16,872,243
Booking Holdings, Inc. (a)	400	749,884
Expedia Group, Inc.	13,370	1,778,611
Facebook, Inc. Class A (a)	24,400	4,709,200
Lyft, Inc. (a) (d)	9,340	613,732
Netflix, Inc. (a)	10,510	3,860,533
		43,470,906
Media — 3.6%
Altice USA, Inc. Class A (a)	30,230	736,101
Charter Communications, Inc. Class A (a)	9,540	3,770,017
Comcast Corp. Class A	167,780	7,093,738
Discovery, Inc. Class A (a) (d)	42,330	1,299,531
Discovery, Inc. Class C (a)	37,724	1,073,248
The Walt Disney Co.	22,260	3,108,386
		17,081,021
Telecommunications — 1.6%
Cisco Systems, Inc.	26,830	1,468,406
Motorola Solutions, Inc.	1,910	318,454
T-Mobile US, Inc. (a)	9,760	723,606
Verizon Communications, Inc.	91,880	5,249,105
		7,759,571
		68,311,498
Consumer, Cyclical — 8.6%
Airlines — 0.4%
Delta Air Lines, Inc.	18,700	1,061,225
Southwest Airlines Co.	8,910	452,450
United Continental Holdings, Inc. (a)	4,600	402,730
		1,916,405
Apparel — 0.6%
NIKE, Inc. Class B	23,920	2,008,084
PVH Corp.	10,800	1,022,112
		3,030,196
Auto Manufacturers — 0.7%
General Motors Co.	28,470	1,096,949
PACCAR, Inc.	31,680	2,270,189
		3,367,138
Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	22,940	963,021
Magna International, Inc.	17,730	881,181
		1,844,202
Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	11,070	445,900
Home Builders — 0.2%
Lennar Corp. Class A	23,400	1,133,964
Home Furnishing — 0.0%
Midea Group Co. Ltd.	700	5,299
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	4,050	490,900
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	17,470	1,707,518
Retail — 5.7%
Advance Auto Parts, Inc.	7,970	1,228,496
AutoZone, Inc. (a)	3,120	3,430,347
Best Buy Co., Inc.	26,630	1,856,910
Dollar General Corp.	10,770	1,455,673
FF Group (a) (b)	294	1,605
The Home Depot, Inc.	27,670	5,754,530
Lowe’s Cos., Inc.	35,630	3,595,423
O’Reilly Automotive, Inc. (a)	3,970	1,466,200
Ross Stores, Inc.	22,680	2,248,042
The TJX Cos., Inc.	46,930	2,481,658
Yum! Brands, Inc.	29,530	3,268,085
		26,786,969
		40,728,491
Consumer, Non-cyclical — 22.0%
Agriculture — 1.3%
Altria Group, Inc.	26,510	1,255,248
Philip Morris International, Inc.	59,820	4,697,665
		5,952,913

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 2.3%
The Coca-Cola Co.	135,350	$6,892,022
Constellation Brands, Inc. Class A	3,790	746,403
Molson Coors Brewing Co. Class B	16,790	940,240
PepsiCo, Inc.	17,280	2,265,926
		10,844,591
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	11,710	1,533,776
Amgen, Inc.	3,400	626,552
Biogen, Inc. (a)	7,370	1,723,622
Celgene Corp. (a)	18,850	1,742,494
Corteva, Inc. (a)	29,086	860,073
Gilead Sciences, Inc.	7,200	486,432
Illumina, Inc. (a)	2,850	1,049,227
Regeneron Pharmaceuticals, Inc. (a)	3,770	1,180,010
Vertex Pharmaceuticals, Inc. (a)	10,110	1,853,972
		11,056,158
Commercial Services — 2.3%
Automatic Data Processing, Inc.	34,380	5,684,046
Cintas Corp.	1,180	280,002
H&R Block, Inc.	7,730	226,489
PayPal Holdings, Inc. (a)	41,200	4,715,752
		10,906,289
Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	43,670	4,788,415
Foods — 0.9%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	-
Conagra Brands, Inc.	9,500	251,940
General Mills, Inc.	13,200	693,264
Mondelez International, Inc. Class A	62,380	3,362,282
		4,307,486
Health Care – Products — 4.0%
Baxter International, Inc.	6,600	540,540
Becton Dickinson and Co.	3,060	771,151
Boston Scientific Corp. (a)	101,170	4,348,287
Danaher Corp.	2,410	344,437
Intuitive Surgical, Inc. (a)	1,550	813,052
Medtronic PLC	45,560	4,437,088
Thermo Fisher Scientific, Inc.	14,650	4,302,412
Zimmer Biomet Holdings, Inc.	28,320	3,334,397
		18,891,364
Health Care – Services — 1.8%
Anthem, Inc.	8,130	2,294,367
Town Health International Medical Group Ltd. (a) (b)	62,000	5,476
UnitedHealth Group, Inc.	24,910	6,078,291
		8,378,134
Household Products & Wares — 0.1%
Avery Dennison Corp.	5,650	653,592
Pharmaceuticals — 6.0%
AbbVie, Inc.	7,850	570,852
Allergan PLC	7,930	1,327,720
Bristol-Myers Squibb Co.	22,300	1,011,305
Cigna Corp. (a)	26,690	4,205,009
CVS Health Corp.	7,640	416,304
Eli Lilly & Co.	30,342	3,361,590
Johnson & Johnson	39,070	5,441,670
McKesson Corp.	1,020	137,078
Merck & Co., Inc.	70,530	5,913,940
Pfizer, Inc.	132,280	5,730,370
Zoetis, Inc.	2,490	282,590
		28,398,428
		104,177,370
Energy — 5.1%
Oil & Gas — 4.7%
Brightoil Petroleum Holdings Ltd. (a) (b)	52,000	9,985
Chevron Corp.	59,360	7,386,758
Concho Resources, Inc.	4,360	449,865
Diamondback Energy, Inc.	17,790	1,938,576
EOG Resources, Inc.	42,310	3,941,600
Exxon Mobil Corp.	25,570	1,959,429
Marathon Petroleum Corp.	61,450	3,433,826
Parsley Energy, Inc. Class A (a)	11,090	210,821
Phillips 66	2,280	213,271
Pioneer Natural Resources Co.	17,960	2,763,326
		22,307,457
Pipelines — 0.4%
ONEOK, Inc.	24,530	1,687,909
		23,995,366
Financial — 17.8%
Banks — 5.7%
Bank of America Corp.	246,730	7,155,170
The Bank of New York Mellon Corp.	10,550	465,783
Citigroup, Inc.	88,220	6,178,047
Citizens Financial Group, Inc.	15,370	543,483
KeyCorp	135,090	2,397,847
Morgan Stanley	90,210	3,952,100
Regions Financial Corp.	44,800	669,312
SunTrust Banks, Inc.	35,920	2,257,572
Wells Fargo & Co.	75,540	3,574,553
		27,193,867
Diversified Financial Services — 5.8%
American Express Co.	16,270	2,008,369
Ameriprise Financial, Inc.	6,410	930,476
Capital One Financial Corp.	23,700	2,150,538

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Charles Schwab Corp.	49,180	$1,976,544
CME Group, Inc.	2,380	461,982
Franklin Resources, Inc.	34,010	1,183,548
Intercontinental Exchange, Inc.	37,060	3,184,936
Invesco Ltd.	34,300	701,778
Mastercard, Inc. Class A	28,320	7,491,489
Synchrony Financial	27,080	938,864
TD Ameritrade Holding Corp.	29,310	1,463,155
Visa, Inc. Class A	27,500	4,772,625
		27,264,304
Insurance — 4.0%
The Allstate Corp.	13,030	1,325,021
American International Group, Inc.	33,710	1,796,069
Arthur J Gallagher & Co.	8,000	700,720
Berkshire Hathaway, Inc. Class B (a)	37,050	7,897,948
Convoy Global Holdings Ltd. (a) (b)	42,000	898
Everest Re Group Ltd.	2,550	630,309
The Hartford Financial Services Group, Inc.	34,220	1,906,738
Lincoln National Corp.	23,990	1,546,156
MetLife, Inc.	61,450	3,052,221
		18,856,080
Real Estate Investment Trusts (REITS) — 2.3%
AvalonBay Communities, Inc.	10,560	2,145,581
Boston Properties, Inc.	3,950	509,550
Digital Realty Trust, Inc.	2,940	346,303
Equinix, Inc.	1,670	842,164
Equity Residential	8,070	612,674
Federal Realty Investment Trust	7,180	924,497
Host Hotels & Resorts, Inc.	32,680	595,430
Mid-America Apartment Communities, Inc.	2,080	244,941
Prologis, Inc.	27,270	2,184,327
Public Storage	2,010	478,722
Ventas, Inc.	10,750	734,762
Vornado Realty Trust	19,850	1,272,385
		10,891,336
		84,205,587
Industrial — 8.9%
Aerospace & Defense — 2.3%
The Boeing Co.	4,930	1,794,569
General Dynamics Corp.	20,910	3,801,856
Northrop Grumman Corp.	5,280	1,706,021
United Technologies Corp.	26,950	3,508,890
		10,811,336
Building Materials — 0.3%
Masco Corp.	36,870	1,446,779
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	4,180	278,890
Electronics — 1.2%
Agilent Technologies, Inc.	6,170	460,714
Honeywell International, Inc.	29,680	5,181,831
		5,642,545
Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	1,792

Environmental Controls — 0.1%
Waste Management, Inc.	4,000	461,480
Hand & Machine Tools — 0.5%
Snap-on, Inc.	4,470	740,411
Stanley Black & Decker, Inc.	13,220	1,911,744
		2,652,155
Machinery – Diversified — 0.8%
Cummins, Inc.	13,900	2,381,626
Deere & Co.	8,630	1,430,077
		3,811,703
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	1,800	245,322
Miscellaneous – Manufacturing — 1.3%
Eaton Corp. PLC	46,820	3,899,169
Ingersoll-Rand PLC	15,170	1,921,584
Parker-Hannifin Corp.	2,600	442,026
		6,262,779
Packaging & Containers — 0.4%
Crown Holdings, Inc. (a)	15,610	953,771
Packaging Corp. of America	5,890	561,435
WestRock Co.	17,140	625,096
		2,140,302
Transportation — 1.8%
Norfolk Southern Corp.	23,530	4,690,235
Union Pacific Corp.	23,000	3,889,530
		8,579,765
		42,334,848
Technology — 16.6%
Computers — 5.0%
Accenture PLC Class A	10,150	1,875,415
Apple, Inc.	86,730	17,165,602
Cognizant Technology Solutions Corp. Class A	25,900	1,641,801
Hewlett Packard Enterprise Co.	100,790	1,506,810
HP, Inc.	63,850	1,327,442
		23,517,070
Semiconductors — 4.0%
Analog Devices, Inc.	41,580	4,693,135
Intel Corp.	17,840	854,001
Marvell Technology Group Ltd.	18,700	446,369
NVIDIA Corp.	19,920	3,271,462

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV (a)	14,600	$1,425,106
QUALCOMM, Inc.	6,800	517,276
Teradyne, Inc.	35,290	1,690,744
Texas Instruments, Inc.	53,560	6,146,545
		19,044,638
Software — 7.6%
Electronic Arts, Inc. (a)	22,470	2,275,312
Fidelity National Information Services, Inc.	3,230	396,256
First Data Corp. Class A (a)	18,450	499,441
Intuit, Inc.	7,520	1,965,202
Microsoft Corp.	180,400	24,166,384
Oracle Corp.	30,330	1,727,900
salesforce.com, Inc. (a)	26,620	4,039,053
VMware, Inc. Class A (a)	4,000	668,840
Workday, Inc. Class A (a)	900	185,022
		35,923,410
		78,485,118
Utilities — 3.3%
Electric — 3.3%
American Electric Power Co., Inc.	27,040	2,379,790
Edison International	27,500	1,853,775
Exelon Corp.	67,460	3,234,033
FirstEnergy Corp.	290	12,415
NextEra Energy, Inc.	17,720	3,630,119
Sempra Energy	13,088	1,798,815
Xcel Energy, Inc.	44,200	2,629,458
		15,538,405

TOTAL COMMON STOCK
(Cost $420,638,813)		467,419,351

TOTAL EQUITIES
(Cost $420,638,813)		467,419,351

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23 (a) (b) (c)	14,640	-

Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25 (a) (b)	11,608	136

TOTAL WARRANTS
(Cost $0)		136

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (b) (c)	427	223

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS
(Cost $215)		4,066

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (e)	122,201	122,201

TOTAL MUTUAL FUNDS
(Cost $122,201)		122,201

TOTAL LONG-TERM INVESTMENTS
(Cost $420,761,229)		467,545,754

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (f)	$6,216,376	6,216,376

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,216,376)		6,216,376

TOTAL INVESTMENTS — 100.0%
(Cost $426,977,605) (g)		473,762,130

Other Assets/(Liabilities) — (0.0)%		(169,823)

NET ASSETS — 100.0%		$473,592,307

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $24,928 or 0.01% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $119,125 or 0.03% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	Maturity value of $6,217,024. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $6,345,398.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Abbreviation Legend

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/20/19	44	$6,386,489	$90,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 103.0%

BANK LOANS — 2.2%
Advertising — 0.0%
ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1 mo. LIBOR + 3.500%
5.902% VRN 9/26/24	$165,402	$161,267
Airlines — 0.0%
United Airlines, Inc., 2018 Term Loan B, 1 mo. LIBOR + 1.750%
4.152% VRN 4/01/24	49,872	49,576
Auto Parts & Equipment — 0.1%
PQ Corp., 2018 Term Loan B, 3 mo. LIBOR + 2.500%
5.083% VRN 2/08/25	385,019	383,040
Building Materials — 0.1%
Summit Materials Companies I LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000%
4.402% VRN 11/21/24	389,502	387,068
Chemicals — 0.0%
H.B. Fuller Co., 2017 Term Loan B, 1 mo. LIBOR + 2.000%
4.383% VRN 10/20/24	151,594	148,837
Commercial Services — 0.1%
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750%
5.152% VRN 5/02/22	116,864	115,998
Trans Union LLC, 2018 Term Loan B4, 1 mo. LIBOR + 2.000%
4.402% VRN 6/19/25	108,900	108,546
Worldpay LLC, 2018 1st Lien Term Loan B4, 1 week LIBOR + 1.750%
4.132% VRN 8/09/24	34,533	34,496
Worldpay, LLC 2018 1st Lien Term Loan B4, 1 week LIBOR + 1.750%
0.000%VRN8/09/24	109,723	109,603
2018 1st Lien Term Loan B4, 1 mo. LIBOR + 1.750%
4.151% VRN 8/09/24	65,214	65,144
		433,787
Computers — 0.1%
Western Digital Corp., 2018 Term Loan A, 1 mo. LIBOR + 1.500%
3.902% VRN 2/27/23	434,359	430,015

Diversified Financial Services — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 3 mo. LIBOR + 3.250%
5.639% VRN 10/31/25	258,700	254,173
Charter NEX US Holdings, Inc., Incremental Term Loan,
0.000%5/16/24 (a)	215,000	214,033
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.750%
6.152% VRN 10/01/25	298,500	289,264
		757,470
Electric — 0.1%
PG&E Corp.
DIP Delayed Draw Term Loan Unfunded, 3 mo. LIBOR + 1.125%,
0.000% VRN 12/31/20 (a) (b)	51,250	51,378
DIP Term Loan, 3 mo. LIBOR + 2.250%,
4.690% VRN 12/31/20 (a)	153,750	154,135
TEX Operations Co. LLC, Exit Term Loan B, 1 mo. LIBOR + 2.000%
4.402% VRN 8/04/23	300,941	300,378
Vistra Operations Company LLC
1st Lien Term Loan B3, 3 mo. LIBOR + 2.00%
4.330% VRN 12/31/25	12,794	12,773
1st Lien Term Loan B3, 1 mo. LIBOR + 2.00%
4.394% VRN 12/13/25	160,161	159,902
1st Lien Term Loan B3, 1 mo. LIBOR + 2.00%
4.402% VRN 12/31/25	224,211	223,848
		902,414
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 6 mo. LIBOR + 3.000%
5.230% VRN 4/22/26	314,213	313,270
Foods — 0.1%
Albertsons LLC, USD 2017 Term Loan B5,
0.000%12/21/22 (a)	448,855	448,743
Health Care – Services — 0.2%
Agiliti Health, Inc., Term Loan,
0.000%1/04/26	55,000	54,794
Avantor, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.000%
5.402% VRN 11/21/24	278,166	279,209
Catalent Pharma Solutions, Inc., Term Loan B2, 1 mo. LIBOR + 2.250%
4.652% VRN 5/18/26	394,013	393,685

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500%
4.902% VRN 8/18/22	$168,247	$167,177
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.500%
6.904% VRN 11/17/25	224,436	222,953
		1,117,818
Insurance — 0.1%
Asurion LLC 2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500%
8.902% VRN 8/04/25	205,000	207,692
2017 Term Loan B4, 1 mo. LIBOR + 3.000%
5.402% VRN 8/04/22	284,244	283,430
2018 Term Loan B7, 1 mo. LIBOR + 3.000%
5.402% VRN 11/03/24	297,871	297,126
Hub International Ltd., 2018 Term Loan B, 3 mo. LIBOR + 3.000%
5.586% VRN 4/25/25	213,920	208,400
		996,648
Internet — 0.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 1 mo. LIBOR + 2.000%
4.402% VRN 2/15/24	119,212	119,182
Investment Companies — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500%
5.902% VRN 4/30/26	430,000	426,508
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250%
5.660% VRN 4/29/26	423,404	422,270
		848,778
Media — 0.2%
Charter Communications Operating LLC, 2017 Term Loan B, 3 mo. LIBOR + 2.000%
4.330% VRN 4/30/25	423,924	423,288
CSC Holdings LLC 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250%
4.644% VRN 7/17/25	390,025	383,321
2018 Incremental Term Loan, 1 mo. LIBOR + 2.250%
4.644% VRN 1/15/26	418,950	411,882
		1,218,491
Packaging & Containers — 0.1%
Berry Global, Inc., USD Term Loan U,
0.000%5/15/26 (a)	250,000	248,153
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250%
5.854% VRN 4/03/24	422,818	407,841
		655,994
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000%
5.412% VRN 6/02/25	406,148	405,897
Retail — 0.1%
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.750%
4.132% VRN 4/03/25	423,927	422,269
Semiconductors — 0.1%
Microchip Technology, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000%
4.410% VRN 5/29/25	450,000	447,048
Software — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.750%
5.152% VRN 3/01/24	213,883	212,093
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.750%
5.160% VRN 4/26/24	259,338	255,513
First Data Corp. 2017 USD Term Loan, 1 mo. LIBOR + 2.000%
4.404% VRN 7/08/22	433,978	433,440
2024 USD Term Loan, 1 mo. LIBOR + 2.000%
4.404% VRN 4/26/24	520,000	519,355
Kronos, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.000%
5.579% VRN 11/01/23	582,109	580,584
		2,000,985
Telecommunications — 0.1%
Intelsat Jackson Holdings S.A. 2017 Term Loan B3, 1 mo. LIBOR + 3.750%
6.154% VRN 11/27/23	170,000	168,088
2017 Term Loan B4, 1 mo. LIBOR + 4.500%
6.904% VRN 1/02/24	250,000	250,490
Level 3 Financing, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250%
4.652% VRN 2/22/24	425,000	421,387
		839,965

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.0%
Uber Technologies, 2018 Incremental Term Loan, 1 mo. LIBOR + 3.500%
5.904% VRN 7/13/23	$128,966	$128,778

TOTAL BANK LOANS
(Cost $13,724,524)		13,617,340

CORPORATE DEBT — 28.8%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%11/01/24	350,000	366,182
Agriculture — 0.8%
Altria Group, Inc.
2.200% 6/15/27 EUR (c)	280,000	335,358
4.800%2/14/29	255,000	274,327
5.800%2/14/39	830,000	932,618
5.950%2/14/49	350,000	399,489
BAT Capital Corp.
3.222%8/15/24	220,000	221,445
3.557%8/15/27	1,180,000	1,173,792
BAT International Finance PLC
3.250%6/07/22 (d)	450,000	456,508
4.000% 9/04/26 GBP (c) (d)	150,000	207,849
Bunge Finance Europe BV
1.850% 6/16/23 EUR (c)	220,000	258,538
Bunge Ltd. Finance Corp.
3.750%9/25/27	570,000	560,834
Reynolds American, Inc.
4.450%6/12/25	395,000	418,858
		5,239,616
Airlines — 0.4%
American Airlines Pass Through Trust Series 2017-2, Class B,
3.700%4/15/27	795,521	792,399
Series 2016-3, Class B,
3.750%4/15/27	537,803	541,533
Emirates Airline
4.500%2/06/25 (d)	828,559	837,847
		2,171,779
Auto Manufacturers — 0.8%
FCE Bank PLC
0.869% 9/13/21 EUR (c) (d)	200,000	227,886
1.660% 2/11/21 EUR (c) (d)	225,000	260,940
Ford Motor Credit Co. LLC
5.085%1/07/21	420,000	432,788
General Motors Financial Co., Inc.
3.450%4/10/22	651,000	660,225
3.550%4/09/21	520,000	527,572
4.000%10/06/26	620,000	625,184
4.350%4/09/25	170,000	175,369
5.100%1/17/24	435,000	465,172
Tesla, Inc.
5.300%8/15/25 (d)(e)	230,000	201,825
Volkswagen Bank GmbH
1.875% 1/31/24 EUR (c) (d)	100,000	119,164
2.500% 7/31/26 EUR (c) (d)	400,000	492,355
Volkswagen Leasing GmbH
1.625% 8/15/25 EUR (c) (d)	500,000	585,991
		4,774,471
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.250%5/15/26 (d)	120,000	124,650
Banks — 4.0%
ABN AMRO Bank NV
6.375% 4/27/21 EUR (c) (d)	200,000	253,632
AIB Group PLC
2.250% 7/03/25 EUR (c) (d)	300,000	360,737
4.263% VRN 4/10/25 (d) (f)	640,000	659,013
Arion Banki HF
1.000% 3/20/23 EUR (c) (d)	150,000	170,070
Banco Comercial Portugues SA
4.500% VRN 12/07/27 EUR (c) (d) (f)	100,000	114,940
Banco de Bogota SA
4.375%8/03/27 (d)	350,000	360,066
4.375%8/03/27 (d)	500,000	514,380
Banco de Sabadell SA
0.875% 3/05/23 EUR (c) (d)	200,000	229,392
Bank of America Corp.
2.375% 6/19/24 EUR (c) (d)	150,000	188,266
3.550% VRN 3/05/24 (f)	1,460,000	1,513,551
3.950%4/21/25	1,365,000	1,431,301
The Bank of East Asia Ltd.
5 year CMT + 3.834%
5.500% VRN 12/29/49 (d) (g)	550,000	548,573
Barclays Bank PLC
5.140%10/14/20	200,000	205,678
Barclays PLC
5 year EUR Swap + 2.450%
2.625% VRN 11/11/25 EUR (c) (d)	200,000	230,324
4.610% VRN 2/15/23 (f)	510,000	527,686
BBVA Bancomer SA
4.375%4/10/24 (d)	900,000	938,700
CaixaBank SA
1.125% 5/17/24 EUR (c) (d)	100,000	117,507
5 year EUR Swap + 2.350%
2.750% VRN 7/14/28 EUR (c) (d)	500,000	595,775
Cooperatieve Rabobank UA
4.625% 5/23/29 GBP (c) (d)	150,000	220,302
Credit Agricole SA
1.000% 9/16/24 EUR (c) (d)	200,000	237,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Group AG
2.125% VRN 9/12/25 GBP (c) (d) (f)	$150,000	$188,958
Danske Bank A/S
2.000%9/08/21 (d)	200,000	196,869
2.700%3/02/22 (d)	440,000	441,139
5 year EUR Swap + 1.520%
2.750% VRN 5/19/26 EUR (c) (d)	200,000	234,344
3.875%9/12/23 (d)	420,000	428,064
5.375%1/12/24 (d)	200,000	216,174
Deutsche Bank AG
5.000% 6/24/20 EUR (c) (d)	150,000	176,281
Dexia Credit Local SA
0.625% 1/21/22 EUR (c) (d)	300,000	349,672
DNB Boligkreditt AS
1.875% 11/21/22 EUR (c) (d)	100,000	122,309
The Goldman Sachs Group, Inc.
1.375% 5/15/24 EUR (c) (d)	40,000	47,112
1.625% 7/27/26 EUR (c) (d)	140,000	168,606
3.500%11/16/26	685,000	701,901
HDFC Bank Ltd.
8.100% 3/22/25 INR (c) (d)	30,000,000	432,232
Heta Asset Resolution AG
2.375% 12/13/22 EUR (c) (d)	500,000	616,769
HSBC Holdings PLC
3.950% VRN 5/18/24 (f)	475,000	496,942
3.950% VRN 5/18/24 (f)	395,000	413,246
ING Bank NV 5 year EUR Swap + 2.250%
3.625% VRN 2/25/26 EUR (c) (d)	100,000	120,022
JP Morgan Chase & Co.
3.797% VRN 7/23/24 (f)	195,000	204,507
3.900%7/15/25	1,880,000	2,007,545
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	25,000	24,970
4.700% 6/02/37 CAD (c)	65,000	66,750
6.000% 8/20/20 AUD (c)	280,000	207,036
Landsbankinn HF
1.000% 5/30/23 EUR (c) (d)	100,000	113,160
1.625% 3/15/21 EUR (c) (d)	740,000	858,436
Morgan Stanley
0.637% VRN 7/26/24 EUR (c) (f)	100,000	114,871
1.375% 10/27/26 EUR (c)	200,000	238,131
3.125%7/27/26	1,380,000	1,406,241
3.700%10/23/24	1,120,000	1,181,632
Nordea Hypotek AB
1.000% 4/08/22 SEK (c) (d)	5,400,000	598,152
1.000% 9/18/24 SEK (c) (d)	2,500,000	279,156
1.250% 5/19/21 SEK (c) (d)	5,800,000	640,508
Royal Bank of Scotland Group PLC
3.875%9/12/23	810,000	831,101
5.125%5/28/24	200,000	212,251
6.125%12/15/22	100,000	107,888
UBS AG
1.375% 4/16/21 EUR (c) (d)	170,000	199,409
Unicredit Bank Czech Republic & Slovakia AS
0.625% 4/30/20 EUR (c) (d)	100,000	114,024
UniCredit SpA
2.000% 3/04/23 EUR (c) (d)	200,000	236,874
		24,410,900
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.150%1/23/25	125,000	135,403
5.550%1/23/49	995,000	1,219,380
		1,354,783
Biotechnology — 0.2%
Celgene Corp.
3.875% 8/15/25	927,000	993,256
4.625% 5/15/44	40,000	45,602
5.250% 8/15/43	220,000	263,980
		1,302,838
Building Materials — 0.2%
Boral Finance Pty Ltd.
3.000% 11/01/22 (d)	170,000	169,983
3.750% 5/01/28 (d)	1,060,000	1,063,512
CRH Finance UK PLC
4.125% 12/02/29 GBP (c) (d)	150,000	221,743
		1,455,238
Chemicals — 0.7%
CNAC HK Finbridge Co. Ltd.
1.750% 6/14/22 EUR (c) (d)	200,000	233,195
4.625% 3/14/23 (d)	660,000	689,396
Equate Petrochemical BV
4.250% 11/03/26 (d)	300,000	313,864
4.250% 11/03/26 (d)	600,000	627,727
Israel Chemicals Ltd.
6.375% 5/31/38 (d)	800,000	898,000
SASOL Financing USA LLC
5.875% 3/27/24	1,100,000	1,192,011
Syngenta Finance NV
3.933% 4/23/21 (d)	615,000	626,160
		4,580,353
Commercial Services — 0.3%
AA Bond Co. Ltd.
5.500% 7/31/43 GBP (c) (d)	100,000	107,946
Experian Finance PLC
4.250% 2/01/29 (d)	405,000	439,041
G4S International Finance PLC
1.500% 6/02/24 EUR (c) (d)	250,000	289,092
Refinitiv US Holdings, Inc.
4.500% 5/15/26 EUR (c) (d)	100,000	116,256
6.250% 5/15/26 (d)	120,000	123,420

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transurban Finance Co.
1.875% 9/16/24 EUR (c) (d)	$100,000	$122,229
3.375% 3/22/27 (d)	560,000	554,282
		1,752,266
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25	150,000	150,877
3.950% 2/01/22	745,000	766,492
4.875% 1/16/24	540,000	579,855
Cabot Financial Luxembourg SA
7.500% 10/01/23 GBP (c) (d)	100,000	131,122
Capital One Bank USA
3.375% 2/15/23	2,060,000	2,101,300
Capital One Financial Corp.
0.800% 6/12/24 EUR (c)	300,000	343,292
Discover Financial Services
3.750% 3/04/25	1,150,000	1,189,132
4.100% 2/09/27	850,000	885,410
Fca Bank Spa Ireland
1.000% 11/15/21 EUR (c) (d)	100,000	115,912
GE Capital European Funding Unlimited Co.
4.625% 2/22/27 EUR (c)	150,000	211,583
GE Capital International Funding Co. Unlimited Co.
3.373% 11/15/25	890,000	900,949
4.418% 11/15/35	1,160,000	1,148,118
Housing Development Finance Corp. Ltd.
6.875% 4/30/20 INR (c) (d)	80,000,000	1,153,349
Lincoln Financing SARL
3.625% 4/01/24 EUR (c) (d)	100,000	117,644
Louvre Bidco SAS
4.250% 9/30/24 EUR (c) (d)	100,000	112,169
Nasdaq, Inc.
1.750% 3/28/29 EUR (c)	100,000	120,746
Springleaf Finance Corp. 6.125% 3/15/24	290,000	311,750
Synchrony Financial
3.700% 8/04/26	75,000	74,445
4.250% 8/15/24	100,000	104,072
4.375% 3/19/24	162,000	169,637
		10,687,854
Electric — 2.4%
Ausgrid Finance Pty Ltd.
3.850% 5/01/23 (d)	585,000	606,886
4.350% 8/01/28 (d)	260,000	276,445
E.ON SE
1.625% 5/22/29 EUR (c) (d)	150,000	183,680
Enel Americas SA
4.000% 10/25/26 (e)	1,750,000	1,802,500
Enel Chile SA
4.875% 6/12/28	985,000	1,076,112
Enel Finance International NV
3.625% 5/25/27 (d)	970,000	974,427
5.625% 8/14/24 GBP (c) (d)	150,000	223,492
Eskom Holdings SOC Ltd.
5.750% 1/26/21 (d)	200,000	201,597
6.350% 8/10/28 (d)	400,000	432,818
6.350% 8/10/28 (d)	500,000	541,022
7.125% 2/11/25 (d)	200,000	209,557
7.125% 2/11/25 (d)	400,000	419,114
FirstEnergy Transmission LLC
4.350% 1/15/25 (d)	1,695,000	1,819,213
IE2 Holdco SAU
2.875% 6/01/26 EUR (c) (d)	200,000	254,320
NRG Energy, Inc.
3.750% 6/15/24 (d)	70,000	71,915
4.450% 6/15/29 (d)	230,000	239,311
7.250% 5/15/26	190,000	209,238
Perusahaan Listrik Negara PT
4.125% 5/15/27 (d)	300,000	306,131
5.450% 5/21/28 (d)	300,000	332,445
5.450% 5/21/28 (d)	500,000	554,075
Sempra Energy
3.250% 6/15/27	1,630,000	1,629,966
3.400% 2/01/28	446,000	445,256
Southern California Edison Co.
2.900% 3/01/21	95,000	95,228
3.875% 6/01/21	60,000	61,140
The Southern Co.
3.250% 7/01/26	425,000	431,625
State Grid Overseas Investment 2014 Ltd.
4.125% 5/07/24 (d)	200,000	212,871
State Grid Overseas Investment 2016 Ltd.
1.375% 5/02/25 EUR (c) (d)	100,000	118,144
Vistra Operations Co. LLC
3.550% 7/15/24 (d)	220,000	221,294
4.300% 7/15/29 (d)	320,000	324,403
5.500% 9/01/26 (d)	275,000	290,469
		14,564,694
Electronics — 0.3%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	384,693
Avnet, Inc.
3.750% 12/01/21	475,000	483,904
Keysight Technologies, Inc.
4.600% 4/06/27	570,000	609,464
PerkinElmer, Inc.
1.875% 7/19/26 EUR (c)	100,000	117,359
		1,595,420

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
Heathrow Funding Ltd.
4.875% 7/15/23 (d)	$820,000	$867,346

Entertainment — 0.0%
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (c) (d)	100,000	123,497
International Game Technology PLC
3.500% 6/15/26 EUR (c) (d)	100,000	117,974
		241,471
Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC
5.750% 3/15/25	235,000	236,833
7.500% 3/15/26 (d)	180,000	192,150
B&G Foods, Inc.
5.250% 4/01/25 (e)	25,000	25,250
Minerva Luxembourg SA
6.500% 9/20/26 (d)	300,000	312,420
Post Holdings, Inc.
5.625% 1/15/28 (d)	180,000	184,950
		951,603
Gas — 0.1%
Perusahaan Gas Negara Tbk PT
5.125% 5/16/24 (d)	300,000	321,438
Health Care – Products — 0.7%
Avantor, Inc.
4.750% 10/01/24 EUR (c) (d)	100,000	121,670
6.000% 10/01/24 (d)	300,000	319,200
Becton Dickinson and Co.
1.401% 5/24/23 EUR (c)	200,000	235,902
1.900% 12/15/26 EUR (c)	200,000	241,949
3.020% 5/24/25 GBP (c)	150,000	198,694
3.363% 6/06/24	805,000	829,095
3.700% 6/06/27	1,259,000	1,314,621
4.669% 6/06/47	460,000	515,357
Becton Dickinson Euro Finance Sarl
0.632% 6/04/23 EUR (c)	170,000	194,720
1.208% 6/04/26 EUR (c)	280,000	324,381
		4,295,589
Health Care – Services — 0.1%
Humana, Inc.
3.850% 10/01/24	365,000	381,728
WellCare Health Plans, Inc.
5.375% 8/15/26 (d)	110,000	116,600
		498,328
Holding Companies-Diversified — 0.1%
Hutchison Whampoa International 14 Ltd.
3.625% 10/31/24 (d)	700,000	731,077
Housewares — 0.0%
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (d)	250,000	251,130
Insurance — 0.6%
AIA Group Ltd.
3.900% 4/06/28 (d)	640,000	679,421
American International Group, Inc.
3.900% 4/01/26	75,000	78,495
5.000% 4/26/23 GBP (c) (d)	150,000	213,732
AXA Equitable Holdings, Inc.
4.350% 4/20/28	610,000	641,494
AXA SA 3 mo. EURIBOR + 3.750%
3.375% VRN 7/06/47 EUR (c) (d)	140,000	178,898
CNO Financial Group, Inc.
5.250% 5/30/25	435,000	468,713
Fidelity National Financial, Inc.
4.500% 8/15/28	365,000	381,277
RSA Insurance Group PLC
5 Year UK Gilt + 3.852%
5.125% VRN 10/10/45 GBP (c) (d)	150,000	209,658
Trinity Acquisition PLC
4.400% 3/15/26	545,000	579,681
Voya Financial, Inc.
3.125% 7/15/24	300,000	304,988
XLIT Ltd. 3 mo. EURIBOR + 2.900%
3.250% VRN 6/29/47 EUR (c)	100,000	123,381
		3,859,738
Internet — 2.2%
Alibaba Group Holding Ltd.
3.600% 11/28/24	1,980,000	2,065,442
Baidu, Inc.
2.875% 7/06/22	1,560,000	1,563,621
3.625% 7/06/27	200,000	200,647
4.375% 3/29/28	1,535,000	1,615,618
4.875% 11/14/28	200,000	219,037
Booking Holdings, Inc.
2.375% 9/23/24 EUR (c)	140,000	176,113
3.600% 6/01/26	1,695,000	1,787,326
Ctrip.com International Ltd., Convertible,
1.250% 9/15/22	300,000	298,025
Expedia, Inc. Co.
2.500% 6/03/22 EUR (c)	120,000	143,762
3.800% 2/15/28	1,650,000	1,679,518
5.000% 2/15/26	359,000	391,036
Netflix, Inc.
4.625% 5/15/29 EUR (c) (d)	670,000	865,508
Tencent Holdings Ltd.
3.800% 2/11/25 (d)	1,695,000	1,767,556
3.975% 4/11/29 (d)	575,000	600,826
		13,374,035

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
JAB Holdings BV
2.000% 5/18/28 EUR (c) (d)	$300,000	$360,847
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (d)	700,000	670,023
5.450% 1/24/28 (d)	200,000	191,435
ArcelorMittal
4.550% 3/11/26	210,000	221,970
		1,083,428
Leisure Time — 0.0%
Pinnacle Bidco PLC
6.375% 2/15/25 GBP (c) (d)	100,000	134,259
Lodging — 0.1%
Gohl Capital Ltd.
4.250% 1/24/27 (d)	800,000	823,502
Media — 0.9%
Altice Financing SA
5.250% 2/15/23 EUR (c) (d)	100,000	116,979
Altice SA
7.750% 5/15/22 (d)	52,000	52,845
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908% 7/23/25	645,000	700,240
5.750% 4/01/48	88,000	97,330
6.484% 10/23/45	105,000	123,722
Comcast Corp.
3.150% 3/01/26	475,000	491,617
3.200% 7/15/36	50,000	48,566
3.300% 2/01/27	265,000	275,740
3.950% 10/15/25	150,000	161,832
4.150% 10/15/28	625,000	688,844
4.700% 10/15/48	460,000	538,758
CSC Holdings LLC
7.500% 4/01/28 (d)	200,000	219,560
7.750% 7/15/25 (d)	200,000	216,380
Fox Corp.
4.709% 1/25/29 (d)	285,000	318,843
Globo Comunicacao e Participacoes SA
5.125% 3/31/27 (d)	1,100,000	1,106,886
TDF Infrastructure SAS
2.875% 10/19/22 EUR (c) (d)	100,000	120,687
Virgin Media Secured Finance PLC
6.250% 3/28/29 GBP (c) (d)	100,000	134,116
		5,412,945
Mining — 0.1%
Anglo American Capital PLC
3.625% 9/11/24 (d)	405,000	413,695
4.000% 9/11/27 (d)	225,000	225,868
Constellium NV
4.250% 2/15/26 EUR (c) (d)	100,000	116,894
		756,457
Miscellaneous – Manufacturing — 0.2%
General Electric Co.
3.375% 3/11/24	190,000	194,800
0.875% 5/17/25 EUR (c)	100,000	113,146
5.550% 1/05/26	545,000	608,651
1.875% 5/28/27 EUR (c)	150,000	176,233
2.125% 5/17/37 EUR (c)	140,000	149,824
		1,242,654
Multi-National — 0.2%
European Investment Bank
1.250% 5/12/25 SEK (c) (d)	2,050,000	234,624
1.250% 5/12/25 SEK (c) (d)	6,400,000	732,486
Inter-American Development Bank
4.400% 1/26/26 CAD (c)	150,000	131,821
4.400% 1/26/26 CAD (c)	145,000	127,427
		1,226,358
Oil & Gas — 1.5%
BP Capital Markets PLC
1.109% 2/16/23 EUR (c) (d)	150,000	177,744
2.213% 9/25/26 EUR (c) (d)	160,000	205,670
Cenovus Energy, Inc.
3.800% 9/15/23	220,000	226,360
4.250% 4/15/27 (e)	160,000	165,740
5.400% 6/15/47	215,000	233,322
Eni SpA
4.000% 9/12/23 (d)	390,000	406,369
4.750% 9/12/28 (d)	425,000	465,014
KazMunayGas National Co. JSC
4.750% 4/19/27 (d)	800,000	857,910
Matador Resources Co.
5.875% 9/15/26	135,000	136,350
Pertamina Persero PT
6.450% 5/30/44 (d)	200,000	244,746
Petrobras Global Finance BV
7.375% 1/17/27	965,000	1,103,960
Petroleos Mexicanos
5.125% 3/15/23 EUR (c) (d)	850,000	1,015,158
5.500% 1/21/21	310,000	313,565
Saudi Arabian Oil Co.
3.500% 4/16/29 (d)	800,000	810,293
4.375% 4/16/49 (d)	450,000	456,347
Seven Generations Energy Ltd.
5.375% 9/30/25 (d)	210,000	202,125
Woodside Finance Ltd.
3.700% 9/15/26 (d)	2,000,000	2,032,586
		9,053,259

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.600% 5/14/25	$855,000	$883,367
4.700% 5/14/45	285,000	290,135
4.875% 11/14/48	10,000	10,525
Allergan Funding SCS
2.625% 11/15/28 EUR (c)	100,000	124,930
Bausch Health Americas, Inc.
8.500% 1/31/27 (d)	290,000	318,861
Bausch Health Cos., Inc.
5.750% 8/15/27 (d)	120,000	126,118
Bayer US Finance II LLC
3.875% 12/15/23 (d)	900,000	934,562
Bristol-Myers Squibb Co.
3.200% 6/15/26 (d)	290,000	301,313
3.400% 7/26/29 (d)	65,000	68,051
4.125% 6/15/39 (d)	830,000	895,084
Cigna Corp.
4.125% 11/15/25 (d)	258,000	274,755
4.375% 10/15/28 (d)	590,000	636,530
4.900% 12/15/48 (d)	325,000	353,387
CVS Health Corp.
3.700% 3/09/23	1,365,000	1,411,610
4.100% 3/25/25	595,000	627,541
5.050% 3/25/48	1,145,000	1,219,561
5.125% 7/20/45	25,000	26,660
Express Scripts Holding Co.
3.400% 3/01/27	465,000	471,573
4.500% 2/25/26	1,045,000	1,127,698
Perrigo Finance Unlimited Co.
3.900% 12/15/24	275,000	273,006
4.375% 3/15/26	415,000	415,832
Shire Acquisitions Investments Ireland DAC
3.200% 9/23/26	1,415,000	1,426,868
Takeda Pharmaceutical Co. Ltd.
2.250% 11/21/26 EUR (c) (d)	270,000	339,875
		12,557,842
Pipelines — 1.5%
APT Pipelines Ltd.
4.250% 7/15/27 (d)	885,000	928,319
Boardwalk Pipelines LP
4.950% 12/15/24	1,415,000	1,509,076
DCP Midstream Operating LP
6.750% 9/15/37 (d)	160,000	172,000
Energy Transfer Operating LP
4.500% 4/15/24	105,000	111,733
4.950% 6/15/28	160,000	174,931
5.250% 4/15/29	235,000	262,576
5.875% 1/15/24	285,000	317,252
NGL Energy Partners LP/NGL Energy Finance Corp.
7.500% 4/15/26 (d)	185,000	191,475
Peru LNG Srl
5.375% 3/22/30 (d)	800,000	858,800
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	500,000	516,600
Sabine Pass Liquefaction LLC
5.000% 3/15/27	200,000	219,291
5.875% 6/30/26	940,000	1,074,171
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29 (d)	240,000	266,086
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	474,058
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	130,465
4.600% 3/15/48	175,000	185,696
Williams Cos., Inc.
4.500% 11/15/23	895,000	955,737
4.550% 6/24/24	385,000	414,854
4.850% 3/01/48	450,000	481,291
		9,244,411
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl
2.000% 2/15/24 EUR (c) (d)	151,000	180,045
Real Estate — 0.3%
ADO Properties SA
1.500% 7/26/24 EUR (c) (d)	100,000	111,633
Akelius Residential Property AB
1.750% 2/07/25 EUR (c) (d)	120,000	142,450
Consus Real Estate AG
9.625% 5/15/24 EUR (c) (d)	175,000	194,515
Country Garden Holdings Co. Ltd.
7.125%4/25/22 (d)	200,000	211,120
Residomo SRO
3.375% 10/15/24 EUR (c) (d)	100,000	117,974
Shimao Property Holdings Ltd.
6.375% 10/15/21 (d)	800,000	836,089
		1,613,781
Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc.
3.950% 1/15/27	1,415,000	1,484,418
American Campus Communities Operating Partnership LP
3.300% 7/15/26	405,000	409,093
American Tower Corp.
3.000% 6/15/23	420,000	424,074
Boston Properties LP
3.650% 2/01/26	850,000	883,159

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brixmor Operating Partnership LP
4.125% 6/15/26	$2,000,000	$2,067,395
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849% 4/15/23	2,100,000	2,193,993
Essex Portfolio LP
3.875% 5/01/24	620,000	650,121
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	125,000	133,925
HCP, Inc.
3.250% 7/15/26 (h)	65,000	65,508
3.500% 7/15/29 (h)	70,000	70,309
Healthcare Realty Trust, Inc.
3.625% 1/15/28	850,000	858,188
Highwoods Realty LP
4.125% 3/15/28	580,000	604,155
Inmobiliaria Colonial Socimi SA
2.728% 6/05/23 EUR (c) (d)	200,000	250,104
MPT Operating Partnership LP/MPT Finance Corp.
5.000% 10/15/27	395,000	406,850
Prologis LP
2.250% 6/30/29 GBP (c)	150,000	192,275
Regency Centers LP
3.600% 2/01/27	305,000	315,037
4.125% 3/15/28	110,000	117,564
SBA Tower Trust
3.448% 3/15/48 (d)	1,400,000	1,439,478
3.722% 4/09/48 (d)	415,000	428,075
VEREIT Operating Partnership LP
3.950% 8/15/27	1,415,000	1,458,131
4.875% 6/01/26	550,000	594,761
		15,046,613
Retail — 0.4%
eG Global Finance PLC 4.375% 2/07/25 EUR (c) (d)	100,000	113,198
EVOCA SpA 7.000% 10/15/23 EUR (c) (d)	100,000	119,677
LSF10 Wolverine Investments SCA 5.000% 3/15/24 EUR (c) (d)	100,000	116,483
Next PLC 3.625% 5/18/28 GBP (c) (d)	250,000	330,047
QVC, Inc. 4.375% 3/15/23	1,750,000	1,776,364
		2,455,769
Semiconductors — 0.6%
Asml Holding NV
0.625% 7/07/22 EUR (c) (d)	100,000	115,936
1.625% 5/28/27 EUR (c) (d)	100,000	124,118
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125% 1/15/25	170,000	166,142
3.625% 1/15/24	700,000	706,629
Broadcom, Inc.
3.625% 10/15/24 (d)	270,000	271,342
4.250% 4/15/26 (d)	435,000	441,471
Micron Technology, Inc.
4.640% 2/06/24	810,000	844,639
NXP BV / NXP Funding LLC
4.875% 3/01/24 (d)	735,000	787,714
		3,457,991
Software — 0.3%
Fidelity National Information Services, Inc.
0.750% 5/21/23 EUR (c)	190,000	220,331
2.602% 5/21/25 GBP (c)	330,000	430,735
Fiserv, Inc.
0.375% 7/01/23 EUR (c) (h)	200,000	228,804
1.125% 7/01/27 EUR (c) (h)	230,000	264,905
3.000% 7/01/31 GBP (c) (h)	250,000	321,748
3.200% 7/01/26	320,000	326,618
4.400% 7/01/49	360,000	378,746
		2,171,887
Telecommunications — 1.3%
Altice France SA
6.250% 5/15/24 (d)	116,000	119,480
C&W Senior Financing DAC
7.500% 10/15/26 (d)	200,000	208,500
Chorus Ltd.
1.125% 10/18/23 EUR (c) (d)	100,000	117,531
Deutsche Telekom International Finance BV
4.375% 6/21/28 (d)	1,200,000	1,307,598
Empresa Nacional de Telecomunicaciones SA
4.750% 8/01/26 (d)	275,000	290,403
Intelsat Jackson Holdings SA
9.500% 9/30/22 (d)	180,000	209,995
MTN Mauritius Investment Ltd.
6.500% 10/13/26 (d)	200,000	215,958
Sprint Communications, Inc.
11.500% 11/15/21	127,000	146,685
TBG Global Pte Ltd.
5.250% 2/10/22 (d)	225,000	228,435
Telefonica Emisiones SA
2.242% 5/27/22 EUR (c) (d)	200,000	242,821
Verizon Communications, Inc.
2.625% 8/15/26	375,000	372,566
4.672% 3/15/55	183,000	207,517
4.750% 11/01/41	165,000	185,273
4.862% 8/21/46	875,000	1,018,754
5.012% 4/15/49	355,000	422,801
Vodafone Group PLC
4.125% 5/30/25	750,000	797,423
4.125% 5/30/25	280,000	297,705

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.375% 5/30/28	$235,000	$254,032
4.375% 5/30/28	280,000	302,677
4.875% 6/19/49	700,000	735,533
5.000% 5/30/38	470,000	511,269
		8,192,956
Trucking & Leasing — 0.5%
Avolon Holdings Funding Ltd.
3.950% 7/01/24 (d)	125,000	128,073
4.375% 5/01/26 (d)	270,000	277,884
5.125% 10/01/23 (d)	675,000	714,487
5.500% 1/15/23 (d)	425,000	453,093
DAE Funding LLC
5.750% 11/15/23 (d)	175,000	183,750
SMBC Aviation Capital Finance DAC
4.125% 7/15/23 (d)	1,110,000	1,161,515
		2,918,802

TOTAL CORPORATE DEBT
(Cost $170,228,989)		177,706,605

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.1%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B
3.320% 3/15/25	1,200,000	1,235,982
Automobile ABS — 1.6%
Americredit Automobile Receivables Trust, Series 2019-1, Class B
3.130% 2/18/25	160,000	163,343
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A,
2.630% 12/20/21 (d)	1,375,000	1,378,614
Series 2017-2A, Class A,
2.970% 3/20/24 (d)	1,635,000	1,663,830
Series 2019-1A, Class A,
3.450% 3/20/23 (d)	275,000	281,583
Capital Auto Receivables Asset Trust Series 2018-2, Class C,
3.690% 12/20/23 (d)	825,000	837,031
Series 2018-1, Class D,
3.700% 6/20/25 (d)	800,000	813,873
CarMax Auto Owner Trust, Series 2017-3, Class B
2.440% 2/15/23	1,215,000	1,221,792
GM Financial Automobile Leasing Trust, Series 2017-3, Class C
2.730% 9/20/21	1,375,000	1,374,904
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.800% 8/15/22	1,530,000	1,539,541

Santander Retail Auto Lease Trust, Series 2018-A, Class C
3.490%5/20/22 (d)	385,000	388,864
World Omni Auto Receivables Trust, Series 2018-B, Class B
3.170%1/15/25	200,000	204,665
		9,868,040
Commercial MBS — 5.7%
Ashford Hospitality Trust
Series 2018-KEYS, Class A, 1 mo. USD LIBOR + .900%
3.294% FRN 4/15/35 (d)	395,406	394,426
Series 2018-KEYS, Class A, 1 mo. USD LIBOR + 1.000% 3.394% FRN 5/15/35 (d)	820,000	820,519
Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250% 3.644% FRN 4/15/35 (d)	235,000	234,705
Series 2018-ASHF, Class C, 1 mo. USD LIBOR + 1.400% 3.794% FRN 4/15/35 (d)	110,000	110,000
Aventura Mall Trust, Series 2018-AVM, Class A,
4.249% VRN 7/05/40 (d) (f)	380,000	419,693
BANK
Series 2017-BNK5, Class B,
3.896% VRN 6/15/60 (f)	980,000	1,028,962
Series 2019-BNK18, Class B,
3.977%5/15/62	480,000	512,356
Series 2018-BNK13, Class A5,
4.217% VRN 8/15/61 (f)	415,000	463,009
Series 2017-BNK5, Class C,
4.398% VRN 6/15/60 (f)	850,000	885,196
Benchmark Mortgage Trust Series 2018-B3, Class AS,
4.195% VRN 4/10/51 (f)	375,000	408,028
Series 2018-B8, Class A5,
4.232%1/15/52	620,000	694,231
BX Trust, Series 2018-GW, Class A, 1 mo. USD LIBOR + .800%
3.194% FRN 5/15/35 (d)	290,000	289,463
Cantor Commercial Real Estate Series 2019-CF1, Class B,
4.178% VRN 5/15/52 (f)	370,000	396,630
Series 2019-CF1, Class C,
4.352% VRN 5/15/52 (f)	380,000	399,636
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, 1 mo. USD LIBOR + .900%
3.294% FRN 2/15/37 (d)	840,000	838,431
Series 2018-WSS, Class B, 1 mo. USD LIBOR + 1.100%
3.494% FRN 2/15/37 (d)	345,000	345,006

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C,
4.829% VRN 3/10/51 (f)	$205,000	$216,480
COMM Mortgage Trust Series 2017-COR2, Class A3,
3.510%9/10/50	1,720,000	1,814,491
Series 2014-CR20, Class AM,
3.938%11/10/47	1,490,000	1,569,722
Series 2015-CR26, Class B,
4.632% VRN 10/10/48 (f)	627,000	670,040
Series 2014-UBS2, Class B,
4.701%3/10/47	207,000	219,653
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class AM,
4.158% VRN 10/10/48 (f)	1,650,000	1,769,397
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A3
3.329%6/15/52	1,135,000	1,176,661
FREMF Mortgage Trust Series 2018-K73, Class B,
3.985% VRN 2/25/51 (d) (f)	665,000	689,166
Series 2018-K731, Class B,
4.040% VRN 2/25/25 (d) (f)	390,000	404,565
GS Mortgage Securities Trust Series 2019-GC40, Class A4,
3.160%7/10/52 (h)	1,005,000	1,035,109
Series 2018-FBLU, Class A, 1 mo. USD LIBOR + .950%
3.344% FRN 11/15/35 (d)	395,000	394,875
Series 2019-GSMS, Class C, 1 mo. LIBOR + 1.300%
3.750% FRN 6/15/36 (d)	735,000	735,468
Hudson Yards Mortgage Trust Series 2019-30HY, Class B,
3.380% VRN 7/10/39 (d) (f) (h)	410,000	422,298
Series 2019-30HY, Class D,
3.557% VRN 7/10/39 (d) (f) (h)	470,000	472,658
ILPT Trust, Series 2019-SURF, Class A
4.145%2/11/41 (d)	835,000	926,599
Independence Plaza Trust Series 2018-INDP, Class A,
3.763%7/10/35 (d)	845,000	893,139
Series 2018-INDP, Class B,
3.911%7/10/35 (d)	855,000	900,087
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248%7/05/33 (d)	115,000	123,233
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS,
3.858% VRN 3/15/50 (f)	160,000	169,300
Monarch Beach Resort Trust, Series 2018-MBR, Class A, 1 mo. USD LIBOR + .920%
3.314% FRN 7/15/35 (d)	915,000	912,697
Morgan Stanley Baml Trust, Series 2015-C22, Class AS
3.561%4/15/48	260,000	269,087
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B,
4.565% VRN 4/15/47 (f)	1,215,000	1,293,815
MSCG Trust, Series 2018-SELF, Class A, 1 mo. USD LIBOR + .900%
3.294% FRN 10/15/37 (d)	1,210,000	1,211,145
RETL, Series 2019-RVP, Class A, 1 mo. USD LIBOR + 1.150%
3.544% FRN 3/15/36 (d)	769,337	770,798
SLIDE
Series 2018-FUN, Class A, FRN, 144A, 1 mo. USD LIBOR + .900%
3.294% FRN 6/15/31 (d)	1,019,060	1,020,014
Series 2018-FUN, Class E, 1 mo. USD LIBOR + 2.300%
4.694% FRN 6/15/31 (d)	382,148	385,257
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A4,
3.311%6/15/52 (h)	1,130,000	1,169,109
Series 2017-C38, Class A5,
3.453%7/15/50	970,000	1,019,584
Series 2014-LC18, Class AS,
3.808%12/15/47	1,695,000	1,766,695
Series 2017-C39, Class B,
4.025%9/15/50	1,010,000	1,063,404
Series 2017-C41, Class B,
4.188% VRN 11/15/50 (f)	381,000	401,171
Series 2015-C29, Class C,
4.365% VRN 6/15/48 (f)	935,000	971,906
		35,097,914
Credit Card ABS — 0.4%
Synchrony Card Funding LLC, Series 2019-A2, Class A
2.340%6/16/25	1,180,000	1,179,914
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C
3.360%3/15/24	1,020,000	1,026,320
		2,206,234
Other ABS — 3.7%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194%6/07/49 (d)	910,000	919,578

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1,
3.544% FRN 4/15/27 (d) (f)	$865,000	$865,297
Barings CLO Ltd., Series 2016-2A, Class AR,
3.672% FRN 7/20/28 (d) (f)	440,000	440,020
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A,
3.500% VRN 1/28/58 (d) (f)	802,156	817,231
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2RR,
4.342% FRN 1/20/29 (d) (f)	420,000	419,990
Bluemountain Clo Ltd.
Series 2015-2A, Class A1R,
3.531% FRN 7/18/27 (d) (f)	275,000	274,067
Series 2015-2A, Class BR,
4.101% FRN 7/18/27 (d) (f)	250,000	248,854
CBAM Ltd., Series 2019-9A, Class A,
4.009% FRN 2/12/30 (d) (f)	1,230,000	1,231,173
CIFC Funding Ltd.
Series 2015-5A, Class A1R,
3.440% FRN 10/25/27 (d) (f)	470,000	467,180
Series 2015-4A, Class A1R,
3.742% FRN 10/20/27 (d) (f)	450,000	450,452
CNH Equipment Trust, Series 2019-A, Class A3
3.010%4/15/24	230,000	234,805
Cole Park CLO Ltd., Series 2015-1A, Class AR,
3.642% FRN 10/20/28 (d) (f)	755,000	755,011
Driven Brands Funding LLC, Series 2018-1A, Class A2
4.739%4/20/48 (d)	44,550	46,861
Galaxy XXIX CLO Ltd., Series 2018-29A, Class B,
3.918% FRN 11/15/26 (d) (f)	250,000	249,512
Golub Capital Partners CLO 39B Ltd., Series 2018-39A, Class A1,
3.742% FRN 10/20/28 (d) (f)	570,000	569,990
Hardee’s Funding LLC
Series 2018-1A, Class A2I,
4.250%6/20/48 (d)	595,500	611,655
Series 2018-1A, Class AII,
4.959%6/20/48 (d)	322,563	341,036
Hilton Grand Vacations Trust,
Series 2014-AA, Class B
2.070%11/25/26 (d)	264,329	262,418
Jack In The Box Funding LLC,
Series 2019-1A, Class A2I
3.982%8/25/49 (d)(h)	540,000	495,555
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class A1,
3 mo. USD LIBOR + 1.300%
3.603% FRN 7/15/32 (d)	305,000	305,000
Magnetite XVIII Ltd., Series 2016-18A, Class AR,
3.598% FRN 11/15/28 (d) (f)	1,055,000	1,053,462
Mill City Mortgage Loan Trust, Series 2018-1, Class A1,
3.250% VRN 5/25/62 (d) (f)	577,512	585,148
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2,
3.747% FRN 7/15/27 (d) (f)	820,000	816,563
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A,
3.447% FRN 1/15/28 (d) (f)	1,000,000	997,976
OCP CLO Ltd., Series 2014-7A, Class A1RR,
3.712% FRN 7/20/29 (d) (f)	725,000	721,721
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R,
3.447% FRN 7/15/27 (d) (f)	320,000	319,043
Series 2015-1A, Class BR,
3.797% FRN 7/15/27 (d) (f)	265,000	263,765
OZLM VII Ltd., Series 2014-7RA, Class A1R,
3.598% FRN 7/17/29 (d) (f)	365,000	362,129
OZLM VIII Ltd., Series 2014-8A, Class A1RR,
3.758% FRN 10/17/29 (d) (f)	645,000	645,493
Palmer Square CLO Ltd., 3 mo. USD LIBOR + 2.250%
4.772% FRN 5/21/29 (d)	515,000	514,995
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (d)	760,000	784,765
Symphony CLO XVII Ltd., Series 2016-17A, Class AR,
3.477% FRN 4/15/28 (d) (f)	635,000	632,986
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318%11/25/48 (d)	572,125	592,701
Towd Point Mortgage Trust Series 2018-2, Class A1,
3.250% VRN 3/25/58 (d) (f)	784,897	796,534
Series 2018-5, Class A1A,
3.250% VRN 7/25/58 (d) (f)	474,546	481,357
Series 2015-6, Class A1,
3.500% VRN 4/25/55 (d) (f)	621,038	630,498
Series 2019-1, Class A1,
3.750% VRN 3/25/58 (d) (f)	588,673	612,072
Series 2018-3, Class A1,
3.750% VRN 5/25/58 (d) (f)	702,141	725,791
Series 2018-SJ1, Class A1,
4.000% VRN 10/25/58 (d) (f)	975,203	986,102

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

Verizon Owner Trust, Series 2018-1A, Class C
3.200% 9/20/22 (d)	$650,000	$659,938
		23,188,724
Student Loans ABS — 0.7%
SLM Student Loan Trust,
Series 2008-1, Class A4, 3 mo. USD LIBOR + 0.650%
3.230% FRN 1/25/22	667,196	659,813
SMB Private Education Loan Trust
Series 2016-B, Class A2A,
2.430% 2/17/32 (d)	982,343	981,444
Series 2017-B, Class A2A,
2.820% 10/15/35 (d)	380,000	383,958
Series 2018-A, Class A2A,
3.500% 2/15/36 (d)	1,310,000	1,363,483
Series 2018-C, Class A2A,
3.630% 11/15/35 (d)	990,000	1,034,991
		4,423,689
WL Collateral CMO — 3.8%
Angel Oak Mortgage Trust,
Series 2018-3, Class A3,
3.238% VRN 5/25/59 (d) (f)	600,000	603,048
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class A1,
3.628% VRN 3/25/49 (d) (f)	651,552	661,482
Series 2019-1, Class A1,
3.920% VRN 11/25/48 (d) (f)	1,030,174	1,051,269
Series 2019-1, Class A2,
4.022% VRN 11/25/48 (d) (f)	232,759	237,516
COLT Mortgage Loan Trust
Series 2019-3, Class A1,
2.764% VRN 8/25/49 (d) (f)	1,155,000	1,155,358
Series 2019-2, Class A1,
3.337% VRN 5/25/49 (d) (f)	469,175	476,461
Series 2018-3, Class A1,
3.692% VRN 10/26/48 (d) (f)	826,789	844,831
Series 2019-1, Class A1,
3.705% VRN 3/25/49 (d) (f)	1,066,527	1,087,230
Series 2018-3, Class A3,
3.865% VRN 10/26/48 (d) (f)	335,883	343,185
Series 2018-4, Class A1,
4.006% VRN 12/28/48 (d) (f)	580,229	594,296
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1,
3.479% VRN 4/25/58 (d) (f)	288,773	293,523
Series 2019-1A, Class A1,
3.743% VRN 1/25/59 (d) (f)	311,876	316,946
Federal Home Loan Mortgage Corp., Series 2019, Class M2,
3.811% FRN 2/25/49 (d) (f)	390,000	390,061
Flagstar Mortgage Trust, Series 2018-6RR, Class 2A4,
4.000% VRN 9/25/48 (d) (f)	294,464	301,334
Galton Funding Mortgage Trust,
Series 2018-1, Class A23,
3.500% VRN 11/25/57 (d) (f)	220,781	222,839
GMRF Mortgage Acquisition Co. Series 19-1, Class A22,
4.000% 2/25/59 (d)	187,084	189,493
Series 19-1, Class A42,
4.000% 2/25/59 (d)	185,498	184,795
Homeward Opportunities Fund
Series 19-1, Class A1,
3.454% VRN 1/25/59 (d) (f)	565,754	571,440
Series 19-1, Class A3,
3.606% VRN 1/25/59 (d) (f)	599,034	605,811
Metlife Securitization Trust,
Series 2018-1A, Class A,
3.750% VRN 3/25/57 (d) (f)	373,965	387,422
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A3,
3.086% VRN 7/25/49 (d) (f)	335,000	335,751
Series 2019-NQM2, Class A1,
3.600% 4/25/49 (d)	487,735	498,844
Series 2019-NQM1, Class A1,
3.675% VRN 1/25/49 (d) (f)	665,136	681,414
Series 2019-NQM1, Class A3,
3.928% VRN 1/25/49 (d) (f)	634,302	649,736
OBX Trust, Series 2019-INV2, Class A25,
4.000% VRN 5/27/49 (d) (f)	1,145,000	1,172,562
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.500% VRN 8/25/47 (d) (f)	1,235,409	1,254,478
Series 2017-CH1, Class A13,
4.000% VRN 8/25/47 (d) (f)	450,000	477,543
Series 2018-CH2, Class A21,
4.000% VRN 6/25/48 (d) (f)	292,365	297,154
Series 2018-CH3, Class A2,
4.000% VRN 8/25/48 (d) (f)	445,347	460,531
Series 2018-CH4, Class A2,
4.000% VRN 10/25/48 (d) (f)	625,325	651,633
Starwood Mortgage Residential Trust Series 2019-IMC1, Class A1,
3.468%2/25/49 (d)	405,733	409,465
Series 2018-IMC2, Class A1,
4.121% 10/25/48 (d)	723,530	743,167
Verus Securitization Trust Series 2017-2A, Class A3,
2.845% VRN 7/25/47 (d) (f)	836,409	833,712

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV1, Class A1,
3.402% VRN 12/25/59 (d) (f)	$466,810	$476,254
Series 2019-2, Class A3,
3.448% VRN 4/25/59 (d) (f)	1,011,635	1,019,339
Series 2018-2, Class A1,
3.677% VRN 6/01/58 (d) (f)	252,876	258,345
Series 2017-1A, Class A3,
3.716% VRN 1/25/47 (d) (f)	671,790	682,892
Series 2019-1, Class A1,
3.836% VRN 2/25/59 (d) (f)	848,848	862,042
Series 2018-3, Class A1,
4.108% VRN 10/25/58 (d) (f)	326,448	335,041
Series 2018-INV2, Class A1FX,
4.148% VRN 10/25/58 (d) (f)	546,959	561,187
Series 2018-3, Class A2,
4.180% VRN 10/25/58 (d) (f)	477,734	490,300
		23,669,730

TOTAL NON – U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,828,192)		99,690,313

SOVEREIGN DEBT OBLIGATIONS — 18.6%
Albania Government International Bond
3.500% 10/09/25 EUR (c) (d)	115,000	138,493
Argentine Republic Government International Bond
3.375% 1/15/23 EUR (c)	675,000	596,427
Australia Government Bond
3.000% 3/21/47 AUD (c) (d)	792,000	683,096
Bermuda Government International Bond
4.750% 2/15/29 (d)	650,000	716,625
Bonos Tesoreria Pesos
4.500% 3/01/21 CLP (c)	830,000,000	991,045
4.500% 3/01/26 CLP (c)	445,000,000	564,719
4.700% 9/01/30 CLP (c) (d)	1,100,000,000	1,445,015
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/23 BRL (c)	7,360,000	2,014,265
Bundesrepublik Deutschland
1.250% 8/15/48 EUR (c) (d)	36,000	52,242
Canadian Government Bond
2.000% 9/01/23 CAD (c)	1,910,000	1,493,535
2.000% 6/01/28 CAD (c)	390,000	311,315
3.500% 12/01/45 CAD (c)	1,100,000	1,165,015
Colombia Government International Bond
4.000% 2/26/24	2,915,000	3,052,005
4.000% 2/26/24	1,160,000	1,214,520
Croatia Government International Bond
3.875% 5/30/22 EUR (c) (d)	300,000	378,876
Cyprus Government International Bond
2.375% 9/25/28 EUR (c) (d)	958,000	1,256,861
2.750% 2/26/34 EUR (c) (d)	93,000	129,641
2.750% 5/03/49 EUR (c) (d)	50,000	70,382
3.750% 7/26/23 EUR (c) (d)	185,000	240,992
3.750% 7/26/23 EUR (c) (d)	645,000	840,217
3.875% 5/06/22 EUR (c) (d)	950,000	1,196,858
4.250% 11/04/25 EUR (c) (d)	110,000	155,857
4.250% 11/04/25 EUR (c) (d)	540,000	765,117
Czech Republic International Bond
3.875% 5/24/22 EUR (c) (d)	460,000	585,803
Egypt Government International Bond
4.750% 4/11/25 EUR (c) (d)	290,000	336,381
France Government Bond OAT
1.750% 11/25/24 EUR (c) (d)	669,000	852,817
1.750% 5/25/66 EUR (c) (d)	40,000	55,823
3.250% 5/25/45 EUR (c) (d)	2,733,000	4,916,497
5.750% 10/25/32 EUR (c) (d)	242,000	476,328
Indonesia Government International Bond
2.950% 1/11/23	400,000	402,308
3.700% 1/08/22 (d)	600,000	613,800
3.750% 4/25/22 (d)	405,000	415,433
3.750% 6/14/28 EUR (c) (d)	980,000	1,329,856
4.125% 1/15/25 (d)	345,000	362,434
Indonesia Treasury Bond
6.125% 5/15/28 IDR (c)	9,994,000,000	651,254
7.000% 5/15/27 IDR (c)	6,090,000,000	420,725
8.125% 5/15/24 IDR (c)	17,504,000,000	1,303,430
8.375% 3/15/24 IDR (c)	10,700,000,000	798,277
8.375% 9/15/26 IDR (c)	1,700,000,000	127,762
8.750% 5/15/31 IDR (c)	4,710,000,000	362,034
10.250% 7/15/27 IDR (c)	1,300,000,000	107,655
Ireland Government Bond
1.000% 5/15/26 EUR (c) (d)	1,528,000	1,876,314
2.000% 2/18/45 EUR (c) (d)	100,000	141,304
4.500% 4/18/20 EUR (c)	268,000	317,086
5.400% 3/13/25 EUR (c)	943,000	1,420,031
Israel Government Bond
1.500% 1/18/27 EUR (c) (d)	430,000	523,845
1.750% 8/31/25 ILS (c)	7,010,000	2,063,336
3.750% 3/31/47 ILS (c)	505,000	165,923
4.625% 3/18/20 EUR (c) (d)	480,000	564,475
5.500% 1/31/42 ILS (c)	6,865,000	2,928,204
Italy Buoni Poliennali Del Tesoro
2.000% 12/01/25 EUR (c)	1,153,000	1,348,002
2.800% 3/01/67 EUR (c) (d)	1,100,000	1,171,934
3.450% 3/01/48 EUR (c) (d)	80,000	100,219

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 3/01/24 EUR (c)	$1,455,000	$1,896,200
4.750% 9/01/21 EUR (c)	515,000	639,879
5.000% 3/01/22 EUR (c)	330,000	418,127
5.500% 9/01/22 EUR (c)	2,265,000	2,948,907
Japan Government Five Year Bond
0.100% 6/20/21 JPY (c)	165,350,000	1,543,139
Japan Government Thirty Year Bond
1.700% 9/20/44 JPY (c)	200,000,000	2,476,112
2.200% 9/20/39 JPY (c)	20,650,000	265,459
2.500% 9/20/37 JPY (c)	291,600,000	3,825,054
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (c)	337,100,000	3,356,961
0.700% 3/20/37 JPY (c)	51,000,000	516,769
1.200% 12/20/34 JPY (c)	559,600,000	6,078,601
1.500% 6/20/34 JPY (c)	12,000,000	135,017
Japanese Government CPI Linked Bond
0.100% 3/10/24 JPY (c)	79,268,000	754,004
0.100% 9/10/24 JPY (c)	69,730,500	665,576
0.100% 3/10/25 JPY (c)	146,448,000	1,401,299
Kingdom of Belgium Government Bond
4.250% 3/28/41 EUR (c) (d)	361,000	698,984
5.000% 3/28/35 EUR (c) (d)	180,000	345,446
Korea Treasury Bond
1.875% 3/10/24 KRW (c)	1,410,000,000	1,240,315
2.375% 12/10/28 KRW (c)	2,430,000,000	2,240,146
3.000% 9/10/24 KRW (c)	3,915,000,000	3,630,422
Latvia Government International Bond
1.875% 2/19/49 EUR (c) (d)	627,000	791,520
Malaysia Government Bond
4.392% 4/15/26 MYR (c)	1,570,000	398,415
4.736% 3/15/46 MYR (c)	6,290,000	1,609,278
4.921% 7/06/48 MYR (c)	5,960,000	1,577,219
4.935% 9/30/43 MYR (c)	155,000	41,088
Mexican Bonos
7.500% 6/03/27 MXN (c)	3,050,000	158,596
7.750% 11/13/42 MXN (c)	4,502,000	232,597
8.000% 12/07/23 MXN (c)	70,600,000	3,756,665
10.000% 12/05/24 MXN (c)	1,360,000	79,001
Mexico Government International Bond
4.000% 10/02/23	330,000	344,190
Morocco Government International Bond
4.500% 10/05/20 EUR (c) (d)	300,000	359,309
National Highways Authority of India
7.300% 5/18/22 INR (c) (d)	100,000,000	1,420,636
Netherlands Government Bond
5.500% 1/15/28 EUR (c)	50,000	85,560
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (c) (d)	150,000	122,597
4.000% 5/20/26 AUD (c) (d)	860,000	702,888
Norway Government Bond
3.000% 3/14/24 NOK (c) (d)	700,000	88,477
Province of Ontario Canada
2.600% 6/02/25 CAD (c)	286,000	226,710
3.500% 6/02/43 CAD (c)	40,000	36,031
3.500% 6/02/43 CAD (c)	62,000	55,848
Republic of Austria Government Bond
3.800% 1/26/62 EUR (c) (d)	330,000	773,598
Republic of South Africa Government International Bond
5.375% 7/24/44	475,000	478,255
5.650% 9/27/47	470,000	481,637
6.250% 3/08/41	100,000	110,964
10.500% 12/21/26 ZAR (c)	29,473,000	2,364,745
Romania Government Bond
2.875% 10/28/24 EUR (c) (d)	20,000	25,494
2.875% 3/11/29 EUR (c) (d)	96,000	120,875
4.250% 6/28/23 RON (c)	3,090,000	745,612
4.625% 9/18/20 EUR (c) (d)	520,000	625,232
4.750% 2/24/25 RON (c)	2,765,000	677,785
5.000% 2/12/29 RON (c)	2,690,000	660,553
5.800% 7/26/27 RON (c)	2,990,000	776,235
5.850% 4/26/23 RON (c)	2,430,000	620,068
Russian Federal Bond - OFZ
8.150% 2/03/27 RUB (c)	22,733,000	378,205
Serbia International Bond
1.500% 6/26/29 EUR (c) (d)	665,000	754,497
Singapore Government Bond
3.125% 9/01/22 SGD (c)	1,130,000	872,514
Slovenia Government Bond
1.000% 3/06/28 EUR (c) (d)	250,000	307,686
1.250% 3/22/27 EUR (c) (d)	788,000	986,898
1.500% 3/25/35 EUR (c) (d)	288,000	365,582
2.125% 7/28/25 EUR (c) (d)	690,000	895,603
4.625% 9/09/24 EUR (c) (d)	324,000	463,134
5.250% 2/18/24 (d)	200,000	224,446
5.250% 2/18/24 (d)	200,000	224,446
Spain Government Bond
1.400% 7/30/28 EUR (c) (d)	410,000	511,123
Sri Lanka Government International Bond
6.250% 7/27/21 (d)	200,000	202,525
Thailand Government Bond
3.650% 6/20/31 THB (c)	35,080,000	1,309,341
4.875% 6/22/29 THB (c)	6,232,000	253,055
United Kingdom Gilt
1.500% 1/22/21 GBP (c) (d)	803,000	1,033,637
1.625% 10/22/71 GBP (c) (d)	299,000	417,136
4.250% 12/07/46 GBP (c) (d)	1,651,000	3,406,319

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vietnam Government International Bond
6.750% 1/29/20 (d)	$440,000	$449,361
		114,892,011

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $113,199,868)		114,892,011

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.9%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 4831, Class FA,
2.694% FRN 10/15/48 (f)	221,897	220,199
Series 4875, Class F,
2.844% FRN 4/15/49 (f)	225,880	226,149
Federal National Mortgage Association (f) Series 2018-94, Class FA
2.804% 1/25/49	209,732	209,360
Federal National Mortgage Association REMICS Series 2018-44, Class PC
4.000% 6/25/44	283,499	291,142
Government National Mortgage Association
Series 2018-122, Class FE,
2.683% FRN 9/20/48 (f)	287,440	285,878
Series 2019-45, Class KF,
2.883% FRN 4/20/49 (f)	734,033	733,036
		1,965,764
Pass-Through Securities — 22.0%
Federal National Mortgage Association
Pool #BM3859 2.500% 8/01/31	248,725	250,972
Pool #BC9043 2.500% 11/01/31	655,890	661,816
Pool #BM1890 2.500% 1/01/32	207,484	209,359
Pool #MA2781 2.500% 10/01/46	442,372	439,604
Pool #MA3125 3.000% 9/01/32	224,544	229,444
Pool #BM5109 3.000% 12/01/32	1,518,184	1,551,314
Pool #BM5108 3.000% 2/01/33	2,040,966	2,085,504
Pool #MA3283 3.000% 2/01/33	20,901	21,351
Pool #BJ2709 3.000% 4/01/33	745,124	759,987
Pool #BM5111 3.000% 11/01/33	256,822	262,747
Pool #AL9412 3.000% 11/01/36	1,114,228	1,142,943
Pool #BM4221 3.000% 1/01/43	284,355	288,928
Pool #BM5468 3.000% 2/01/43	418,789	425,525
Pool #AB9248 3.000% 5/01/43	159,586	162,353
Pool #AU1629 3.000% 7/01/43	34,858	35,462
Pool #BM5469 3.000% 3/01/44	840,248	854,813
Pool #AS6181 3.000% 11/01/45	695,389	705,922
Pool #BM3380 3.000% 6/01/46	636,797	649,825
Pool #BD8462 3.000% 11/01/46	4,077,236	4,153,007
Pool #BM4896 3.000% 2/01/47	628,244	639,134
Pool #BM1418 3.000% 4/01/47	3,705,407	3,774,268
Pool #BM4744 3.000% 6/01/47	225,170	229,707
Pool #AS4449 3.500% 2/01/35	315,314	327,047
Pool #MA1283 3.500% 12/01/42	106,942	110,754
Pool #MA1463 3.500% 6/01/43	375,831	389,228
Pool #BM4534 3.500% 1/01/44	795,450	823,805
Pool #BC1747 3.500% 1/01/46	4,146,304	4,279,852
Pool #BM4582 3.500% 8/01/47	297,543	309,265
Pool #BM3122 3.500% 10/01/47	5,470,131	5,683,925
Pool #MA3210 3.500% 12/01/47	714,875	735,666
Pool #BM5593 3.500% 12/01/47	1,261,771	1,310,692
Pool #CA1189 3.500% 2/01/48	616,248	633,978
Pool #BH9277 3.500% 2/01/48	943,057	970,780
Pool #MA3332 3.500% 4/01/48	1,426,430	1,465,687
Pool #MA3383 3.500% 6/01/48	330,414	339,301
Pool #MA3686 3.500% 6/01/49	562,657	576,032
Pool #BF0198 4.000% 11/01/40	288,703	304,720
Pool #AL2745 4.000% 3/01/42	1,273,134	1,354,905
Pool #BM3385 4.000% 6/01/45	3,519,001	3,654,296
Pool #CA0062 4.000% 7/01/47	1,834,836	1,913,121
Pool #MA3088 4.000% 8/01/47	283,901	295,659
Pool #MA3384 4.000% 6/01/48	1,979,026	2,055,423
Pool #MA3415 4.000% 7/01/48	1,198,509	1,242,996
Pool #MA3467 4.000% 9/01/48	36,070	37,375
Pool #BM5484 4.000% 3/01/49	1,052,740	1,095,024
Pool #MA3638 4.000% 4/01/49	801,939	830,266
Pool #AL6536 4.500% 3/01/45	759,564	812,950
Pool #BM4185 4.500% 9/01/46	337,096	359,419
Pool #BM1248 4.500% 9/01/46	971,871	1,040,786
Pool #BM3148 4.500% 11/01/47	384,992	414,337
Pool #BM4343 4.500% 5/01/48	823,992	886,799
Pool #CA1711 4.500% 5/01/48	751,867	790,614
Pool #MA3616 4.500% 3/01/49	411,837	430,841
Pool #AL9893 5.000% 2/01/45	748,588	806,602
Pool #MA3374 5.000% 5/01/48	286,977	304,285
Pool #MA3448 5.000% 8/01/48	368,992	391,246
Pool #BM3279 5.500% 5/01/44	2,250,804	2,510,322
Pool #BM4971 6.000% 7/01/41	391,806	449,571
Federal National Mortgage Association TBA
Pool #515 3.000% 3/29/49 (h)	6,840,000	6,898,247
Pool #2409 3.500% 3/29/33 (h)	1,510,000	1,558,367
Pool #1127 3.500% 1/29/48 (h)	32,330,000	33,054,900
Pool #6447 4.000% 4/29/48 (h)	7,610,000	7,865,054
Pool #28654 5.000% 7/29/48 (h)	595,000	628,794
Government National Mortgage Association
Pool #GNR2019 2.948% 2/20/49	346,609	346,948
Pool #GNR2019 2.960% 2/20/49	274,846	275,309

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II
Pool #MA3873 3.000% 8/20/46	$2,653,227	$2,713,830
Pool #MA3936 3.000% 9/20/46	2,812,098	2,876,330
Pool #MA0220 3.500% 7/20/42	395,168	413,389
Pool #MA0318 3.500% 8/20/42	442,130	462,517
Pool #MA0392 3.500% 9/20/42	59,316	62,051
Pool #MA1090 3.500% 6/20/43	343,790	358,675
Pool #AL1773 3.500% 1/20/45	445,004	461,213
Pool #MA4004 3.500% 10/20/46	1,583,036	1,638,718
Pool #MA4321 3.500% 3/20/47	810,158	838,402
Pool #784504 3.500% 2/20/48	290,839	301,705
Pool #MA784472 3.500% 2/20/48	639,548	663,642
Pool #784474 3.500% 2/20/48	404,434	419,165
Pool #MA5762 3.500% 2/20/49	913,159	943,638
Pool #MA3245 4.000% 11/20/45	556,557	586,959
Pool #MA4511 4.000% 6/20/47	400,053	417,532
Pool #MA4720 4.000% 9/20/47	1,800,105	1,878,750
Pool #MA5595 4.000% 11/20/48	368,053	381,603
Pool #MA5817 4.000% 3/20/49	293,516	305,056
Pool #MA2894 4.500% 6/20/45	426,282	451,875
Pool #MA2963 4.500% 7/20/45	170,628	180,873
Pool #MA3312 4.500% 12/20/45	8,091	8,577
Pool #MA4588 4.500% 7/20/47	1,818,911	1,912,200
Pool #MA4964 4.500% 1/20/48	111,084	116,954
Pool #MA5265 4.500% 6/20/48	350,418	366,611
Pool #MA5711 4.500% 1/20/49	672,187	701,831
Pool #MA5877 4.500% 4/20/49	654,821	685,439
Pool #MA4781 5.000% 10/20/47	1,337,995	1,410,061
Pool #BF2644 5.000% 5/20/48	48,032	51,685
Pool #BF2878 5.000% 6/20/48	61,393	66,062
Pool #BF3008 5.000% 7/20/48	39,489	42,492
Pool #MA5400 5.000% 8/20/48	789,875	828,285
Pool #MA5988 5.000% 6/20/49	1,665,000	1,754,680
Pool #MA5195 5.500% 5/20/48	562,115	595,252
Pool #MA5654 5.500% 12/20/48	158,928	167,776
Pool #MA5713 5.500% 1/20/49	115,013	121,469
Pool #MA5820 5.500% 3/20/49	289,013	305,238
		135,589,708
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1,
2.854% FRN 7/25/30 (f)	825,065	822,085
Series 2017-DNA3, Class M1,
3.154% FRN 3/25/30 (f)	731,410	732,219
Series 2018-DNA3, Class M1,
3.154% FRN 9/25/48 (d) (f)	284,106	283,813
Series 2018-DNA2, Class M1,
3.204% FRN 12/25/30 (d) (f)	929,418	928,919
Series 2019-HQA1, Class M1,
3.304% FRN 2/25/49 (d) (f)	280,000	280,285
Series 2019-DNA1, Class M1,
3.330% FRN 1/25/49 (d) (f)	630,000	630,456
Series 2018-SPI1, Class M2,
3.743% VRN 2/25/48 (d) (f)	95,000	89,612
Series 2018-SP12, Class M2,
3.818% VRN 5/25/48 (d) (f)	65,000	62,292
Series 2018-SPI3, Class M1,
4.165% VRN 8/25/48 (d) (f)	211,135	213,542
Series 2018-SPI3, Class M2,
4.165% VRN 8/25/48 (d) (f)	460,000	453,836
Series 2018-DNA2, Class M2,
4.554% FRN 12/25/30 (d) (f)	215,000	215,560
Series 2017-HQA3, Class M2,
4.754% FRN 4/25/30 (f)	855,000	867,014
Series 2015-DNA2, Class M2,
1 mo. USD LIBOR + 2.600%
5.004% FRN 12/25/27	597,829	603,929
Series 2017-HQA2, Class M2,
1 mo. USD LIBOR + 2.650%
5.054% FRN 12/25/29	825,000	844,857
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C06, Class 1M1,
2.954% FRN 3/25/31 (f)	339,121	338,714
Series 2018-R07, Class 1M1,
3.154% FRN 4/25/31 (d) (f)	389,603	389,494
Series 2019-R03, Class 1M1,
3.154% FRN 9/25/31 (d) (f)	407,605	408,126
Series 2019-R02, Class 1M1,
3.254% FRN 8/25/31 (d) (f)	296,166	296,346
Series 2017-C02, Class 2M1,
1 mo. USD LIBOR + 1.150%
3.554% FRN 9/25/29	245,455	246,008
Series 2018-C02, Class 2M2,
4.604% FRN 8/25/30 (f)	540,000	542,255
Series 2018-C01, Class 1M2,
4.654% FRN 7/25/30 (f)	855,000	861,654
		10,111,016

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $145,288,414)		147,666,488

U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bonds & Notes — 13.4%
U.S. Treasury Bond
2.750%11/15/47 (i)	6,140,000	6,408,625
3.000% 8/15/48	1,500,000	1,645,055
3.000% 2/15/49	6,160,000	6,766,567
3.875% 8/15/40	5,280,000	6,594,720
4.250% 11/15/40	5,080,000	6,664,166

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index
1.000% 2/15/48	$3,867,491	$4,068,385
U.S. Treasury Note
2.125% 5/31/21	6,910,000	6,957,021
2.250% 4/30/24	6,100,000	6,238,584
2.375% 2/29/24	3,000,000	3,084,492
2.875% 10/31/23	5,400,000	5,653,378
2.875% 11/30/23	20,895,000	21,896,491
2.875% 5/15/49	6,420,100	6,887,965
		82,865,449

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $78,648,020)		82,865,449

TOTAL BONDS & NOTES
(Cost $618,918,007)		636,438,206

	Number of Shares
MUTUAL FUNDS — 0.1%

DIVERSIFIED FINANCIAL SERVICES — 0.1%
State Street Navigator Securities Lending Prime Portfolio (j)	432,190	432,190

TOTAL MUTUAL FUNDS
(Cost $432,190)		432,190

TOTAL PURCHASED OPTIONS (#) — 0.0%
(Cost $80,270)		72,226

TOTAL LONG-TERM INVESTMENTS
(Cost $619,430,467)		636,942,622

SHORT-TERM INVESTMENTS — 5.4%
Mutual Fund — 4.0%
T. Rowe Price Government Reserve Investment Fund	24,449,541	24,449,541

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (k)	$1,962,501	1,962,501

Sovereign Debt Obligations — 1.1%
Egypt Treasury Bills
16.535% 9/24/19 EGP (c)	1,000,000	57,587
17.551% 9/03/19 EGP (c)	2,000,000	116,396
18.381% 8/13/19 EGP (c)	6,000,000	352,744
Japan Treasury Discount Bill
0.000% 9/02/19 JPY (c)	340,000,000	3,154,322
0.000% 9/09/19 JPY (c)	360,000,000	3,339,943
		7,020,992

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,372,309)		33,433,034

TOTAL INVESTMENTS — 108.5%
(Cost $652,802,776) (l)		670,375,656

Less Unfunded Loan Commitments — 0.00%		(51,255)

NET INVESTMENTS — 108.5%
(Cost $652,751,521)		670,324,401

Other Assets/(Liabilities) — (8.5)%		(52,672,288)

NET ASSETS — 100.0%		$617,652,113

Abbreviation Legend

ABS	Asset-Backed Security

CDOR	Canadian Dollar Offered Rate

CLO	Collateralized Loan Obligation

CMO	Collateralized Mortgage Obligation

CMT	Constant Maturity Treasury Index

DIP	Debtor In Possession

FRN	Floating Rate Note

MBS	Mortgage-Backed Security

OAT	Obligations Assimilables du Tresor

STEP	Step Up Bond

TBA	To Be Announced

VRN	Variable Rate Note

WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2019 where the rate will be determined at time of settlement.

(b)	Unfunded or partially unfunded loan commitments.

(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $185,596,335 or 30.05% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $423,294 or 0.07% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(g)	Security is perpetual and has no stated maturity date.

(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(i)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).

(j)	Represents investment of security lending collateral. (Note 2).

(k)	Maturity value of $1,962,706. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,006,490.

(l)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts

Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 6/20/24	Citibank N.A.	9/18/19	262.50	5%	Quarterly	ITRX.Xover.S31	Quarterly	EUR	6,700,000	$72,226	$(8,044)

Credit Default Index Swaptions Written

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 6/20/24	Citibank N.A.	9/18/19	237.50	ITRX.Xover.S31	Quarterly	5%	Quarterly	EUR	6,700,000	$(17,256)	$216

Put
Buy Protection on 5-Year Credit Default Swap, 6/20/24	Citibank N.A.	9/18/19	312.50	5%	Quarterly	ITRX.Xover.S31	Quarterly	EUR	6,700,000	$(27,840)	$4,833

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/12/19	USD	118,310	KRW	139,854,000	$(2,849)
Bank of America N.A.	7/17/19	USD	228,193	ILS	817,000	(944)
Bank of America N.A.	7/19/19	CZK	44,390,000	USD	1,958,300	27,512
Bank of America N.A.	8/15/19	USD	995,483	ILS	3,548,000	(1,359)
Bank of America N.A.	8/16/19	USD	88,053	SEK	843,620	(3,094)
Bank of America N.A.	8/16/19	PLN	153,000	USD	40,026	999
Bank of America N.A.	8/16/19	SEK	5,127,127	USD	555,232	(1,282)
Bank of America N.A.	8/23/19	USD	5,895,293	AUD	8,537,530	(108,414)
Bank of America N.A.	8/23/19	USD	7,683,657	GBP	6,025,287	13,318
Bank of America N.A.	8/23/19	EUR	42,746	USD	48,531	277

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	8/23/19	USD	750,546	EUR	659,354	$(2,316)
Bank of America N.A.	9/06/19	USD	360,400	THB	11,438,000	(13,153)
Bank of America N.A.	9/20/19	USD	637,595	AUD	915,000	(6,313)
Bank of America N.A.	10/11/19	USD	1,307,148	KRW	1,540,605,000	(31,347)
Barclays Bank PLC	7/12/19	USD	62,092	INR	4,371,000	(1,148)
Barclays Bank PLC	7/12/19	USD	860,866	KRW	998,432,000	(4,102)
Barclays Bank PLC	7/19/19	USD	442,930	RON	1,878,000	(9,042)
Barclays Bank PLC	7/19/19	CZK	1,141,000	USD	49,468	1,575
Barclays Bank PLC	7/23/19	USD	596,306	TRY	3,663,000	(28,663)
Barclays Bank PLC	8/09/19	USD	1,046,366	CLP	713,834,000	(7,565)
Barclays Bank PLC	8/16/19	USD	993,176	SEK	9,463,000	(29,235)
Barclays Bank PLC	8/23/19	USD	29,948	MXN	577,523	115
BNP Paribas SA	7/12/19	USD	2,534,081	KRW	2,984,463,001	(51,437)
BNP Paribas SA	7/12/19	USD	50,086	TWD	1,577,000	(718)
BNP Paribas SA	7/12/19	USD	58,828	IDR	831,764,000	16
BNP Paribas SA	7/19/19	USD	120,971	RON	511,132	(2,042)
BNP Paribas SA	7/19/19	CZK	1,867,000	USD	82,488	1,033
BNP Paribas SA	7/19/19	RON	104,000	USD	24,915	114
BNP Paribas SA	7/19/19	USD	135,879	RUB	8,634,240	(329)
BNP Paribas SA	7/19/19	USD	52,604	CZK	1,175,000	40
BNP Paribas SA	7/26/19	JPY	27,829,000	USD	259,971	(1,371)
BNP Paribas SA	7/26/19	CAD	37,000	USD	28,081	189
BNP Paribas SA	8/09/19	CLP	38,598,000	USD	56,908	79
BNP Paribas SA	8/09/19	USD	1,637,968	CLP	1,126,332,973	(24,992)
BNP Paribas SA	8/15/19	USD	498,580	ILS	1,774,000	159
BNP Paribas SA	8/16/19	SEK	403,000	USD	43,028	513
BNP Paribas SA	8/23/19	USD	397,547	MXN	7,733,000	(1,910)
BNP Paribas SA	8/23/19	EUR	1,178,132	USD	1,326,336	18,874
BNP Paribas SA	8/23/19	USD	42,986	AUD	62,000	(613)
BNP Paribas SA	8/23/19	USD	13,720,868	EUR	12,123,692	(122,167)
BNP Paribas SA	9/04/19	USD	3,518,664	BRL	13,981,001	(100,953)
BNP Paribas SA	9/06/19	USD	115,384	MYR	481,000	(891)
BNP Paribas SA	9/13/19	USD	55,348	ZAR	791,656	(351)
Citibank N.A.	7/12/19	USD	1,329,359	INR	92,869,000	(14,287)
Citibank N.A.	7/12/19	USD	3,040,092	KRW	3,386,966,001	105,876
Citibank N.A.	7/12/19	USD	212,448	TWD	6,533,000	1,983
Citibank N.A.	7/12/19	USD	1,230,020	IDR	17,756,829,834	(25,522)
Citibank N.A.	7/17/19	USD	227,919	ILS	816,361	(1,038)
Citibank N.A.	7/19/19	RON	223,000	USD	52,358	1,311
Citibank N.A.	7/19/19	CZK	573,000	USD	24,743	890
Citibank N.A.	7/19/19	USD	234,687	RON	994,216	(4,588)
Citibank N.A.	7/23/19	TRY	3,663,000	USD	628,539	(3,570)
Citibank N.A.	7/26/19	CAD	580,000	USD	432,791	10,362
Citibank N.A.	7/26/19	JPY	519,312,000	USD	4,795,427	30,265
Citibank N.A.	7/26/19	USD	16,885,662	JPY	1,872,198,548	(511,690)
Citibank N.A.	7/26/19	USD	536,825	CAD	722,527	(15,226)
Citibank N.A.	8/15/19	USD	535,956	ILS	1,917,000	(2,642)
Citibank N.A.	8/16/19	USD	1,982,278	SEK	18,925,043	(62,441)
Citibank N.A	8/16/19	PLN	152,000	USD	39,814	943
Citibank N.A.	8/23/19	GBP	102,305	USD	129,270	967
Citibank N.A.	8/23/19	MXN	4,692,164	USD	240,240	2,139
Citibank N.A.	8/23/19	EUR	1,314,086	USD	1,480,707	19,738

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	8/23/19	USD	363,352	GBP	284,409	$1,293
Citibank N.A.	8/23/19	USD	16,413,281	EUR	14,535,944	(184,104)
Citibank N.A.	8/23/19	USD	2,986,544	AUD	4,326,000	(55,557)
Citibank N.A.	8/23/19	USD	882,242	MXN	17,185,852	(5,513)
Citibank N.A.	9/06/19	USD	360,030	THB	11,437,058	(13,491)
Citibank N.A.	9/13/19	USD	412,279	ZAR	6,201,000	(24,009)
Citibank N.A.	9/13/19	USD	869,415	SGD	1,185,203	(7,540)
Citibank N.A.	9/20/19	CAD	2,468,209	USD	1,843,713	43,791
Citibank N.A.	6/19/20	USD	4,838,329	JPY	512,500,000	(30,246)
Credit Suisse International	7/12/19	USD	325,496	INR	22,789,600	(4,228)
Credit Suisse International	7/12/19	IDR	1,277,164,796	USD	87,089	3,216
Credit Suisse International	8/09/19	USD	77,658	CLP	52,831,414	(344)
Deutsche Bank AG	7/26/19	USD	82,941	JPY	9,194,520	(2,499)
Deutsche Bank AG	8/09/19	USD	8,415	CLP	5,726,340	(40)
Deutsche Bank AG	8/23/19	USD	405,505	EUR	358,375	(3,694)
Deutsche Bank AG	8/23/19	USD	113,247	GBP	89,000	(52)
Deutsche Bank AG	9/04/19	USD	39,530	BRL	153,000	(81)
Deutsche Bank AG	9/30/19	USD	89,782	NOK	761,758	268
Goldman Sachs International	7/12/19	USD	373,256	KRW	425,400,000	4,721
Goldman Sachs International	7/12/19	USD	425,257	TWD	13,072,000	4,133
Goldman Sachs International	7/19/19	USD	243,384	RUB	15,972,629	(8,590)
Goldman Sachs International	7/26/19	USD	3,524,936	JPY	381,425,508	(19,450)
Goldman Sachs International	8/23/19	USD	13,422,722	EUR	11,861,000	(120,367)
HSBC Bank USA	7/12/19	IDR	2,529,027,000	USD	175,688	3,133
HSBC Bank USA	7/12/19	INR	10,015,000	USD	144,082	817
HSBC Bank USA	7/12/19	USD	242,052	KRW	279,691,000	(251)
HSBC Bank USA	7/12/19	USD	282,753	IDR	4,059,768,156	(4,303)
HSBC Bank USA	7/17/19	USD	228,340	ILS	817,000	(797)
HSBC Bank USA	7/19/19	USD	443,343	RON	1,878,000	(8,629)
HSBC Bank USA	7/26/19	JPY	512,500,000	USD	4,730,696	31,696
HSBC Bank USA	7/26/19	USD	3,456,179	JPY	374,761,551	(26,283)
HSBC Bank USA	7/26/19	USD	154,857	CAD	206,421	(2,860)
HSBC Bank USA	8/09/19	CLP	15,707,958	USD	23,159	33
HSBC Bank USA	8/16/19	SEK	3,417,508	USD	370,778	(1,540)
HSBC Bank USA	8/23/19	MXN	8,843,000	USD	456,949	(154)
HSBC Bank USA	8/23/19	AUD	3,293,108	USD	2,291,637	24,121
HSBC Bank USA	8/23/19	USD	105,474	MXN	2,088,295	(2,399)
HSBC Bank USA	8/23/19	USD	14,187,325	EUR	12,561,039	(155,081)
HSBC Bank USA	8/23/19	USD	403,259	AUD	582,000	(6,011)
HSBC Bank USA	9/06/19	USD	946,225	MYR	3,960,660	(11,207)
HSBC Bank USA	9/06/19	USD	66,880	THB	2,085,000	(1,214)
HSBC Bank USA	9/30/19	USD	1,080,449	NZD	1,632,000	(17,724)
HSBC Bank USA	6/19/20	USD	4,836,776	JPY	512,500,000	(31,799)
JP Morgan Chase Bank N.A.	7/12/19	USD	1,058,574	KRW	1,200,000,000	18,983
JP Morgan Chase Bank N.A.	7/17/19	USD	228,340	ILS	817,000	(797)
JP Morgan Chase Bank N.A.	7/19/19	USD	284,654	RON	1,208,584	(6,213)
JP Morgan Chase Bank N.A.	7/19/19	CZK	3,457,000	USD	152,072	2,579
JP Morgan Chase Bank N.A.	7/19/19	USD	30,526	CZK	692,000	(431)
JP Morgan Chase Bank N.A.	7/26/19	USD	2,336,643	CAD	3,124,773	(50,861)
JP Morgan Chase Bank N.A.	7/26/19	JPY	152,183,000	USD	1,385,172	28,984
JP Morgan Chase Bank N.A.	7/26/19	CAD	47,000	USD	35,279	632
JP Morgan Chase Bank N.A.	7/26/19	USD	60,039	JPY	6,495,000	(316)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank N.A.	8/09/19	USD	617,524	CLP	422,097,136	$(5,676)
JP Morgan Chase Bank N.A.	8/15/19	USD	572,439	ILS	2,045,291	(2,203)
JP Morgan Chase Bank N.A.	8/16/19	USD	2,160,578	SEK	20,443,000	(48,146)
JP Morgan Chase Bank N.A.	8/16/19	SEK	7,670,448	USD	826,739	1,999
JP Morgan Chase Bank N.A.	8/23/19	USD	396,559	MXN	7,733,000	(2,898)
JP Morgan Chase Bank N.A.	8/23/19	USD	45,806	GBP	36,000	(23)
JP Morgan Chase Bank N.A.	8/23/19	USD	70,369	EUR	62,000	(424)
JP Morgan Chase Bank N.A.	9/06/19	CNH	26,047,000	USD	3,796,996	(7,110)
JP Morgan Chase Bank N.A.	9/06/19	USD	897,305	MYR	3,772,000	(14,520)
JP Morgan Chase Bank N.A.	9/20/19	CAD	3,046,547	USD	2,274,938	54,836
Morgan Stanley & Co. LLC	7/19/19	USD	221,834	RON	939,000	(4,152)
Morgan Stanley & Co. LLC	7/26/19	JPY	16,421,000	USD	148,407	4,185
Morgan Stanley & Co. LLC	8/23/19	USD	1,190,857	MXN	23,199,000	(7,513)
Morgan Stanley & Co. LLC	8/23/19	AUD	3,805,900	USD	2,646,509	29,852
Morgan Stanley & Co. LLC	8/23/19	USD	376,311	EUR	329,317	292
Morgan Stanley & Co. LLC	9/04/19	USD	200,991	BRL	781,842	(1,423)
Morgan Stanley & Co. LLC	9/20/19	USD	1,680,065	CAD	2,233,000	(27,568)
Morgan Stanley & Co. LLC	9/30/19	USD	1,231,825	NZD	1,862,000	(21,114)
UBS AG	7/12/19	USD	60,857	TWD	1,868,000	678
UBS AG	7/12/19	INR	4,247,000	USD	60,845	601
UBS AG	7/19/19	CZK	1,251,000	USD	54,704	1,260
UBS AG	7/26/19	JPY	147,505,000	USD	1,349,086	21,600
UBS AG	8/09/19	USD	501,120	CLP	337,459,000	2,883
UBS AG	8/15/19	USD	1,496,563	ILS	5,326,386	69
UBS AG	8/16/19	SEK	4,381,481	USD	473,545	(157)
UBS AG	8/23/19	USD	399,139	MXN	7,733,000	(318)
UBS AG	8/23/19	GBP	2,580,000	USD	3,248,052	36,352
UBS AG	8/23/19	EUR	21,739,811	USD	24,463,224	359,657
UBS AG	8/23/19	USD	1,121,694	EUR	992,525	(11,587)
UBS AG	8/23/19	USD	318,842	GBP	250,422	49
UBS AG	9/04/19	BRL	6,449,900	USD	1,631,441	38,408
UBS AG	9/13/19	USD	409,466	ZAR	6,201,896	(26,885)
UBS AG	9/20/19	USD	5,303,763	CAD	7,050,000	(87,557)
UBS AG	6/19/20	USD	3,280,167	GBP	2,580,000	(36,043)
UBS AG	6/19/20	USD	24,165,209	EUR	21,022,000	(351,386)
						$(1,704,574)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-Bund	9/06/19	5	$979,730	$2,383
Euro-OAT	9/06/19	11	2,030,202	32,009
Australia 10 Year Bond	9/16/19	29	2,912,348	12,290
Korea 10 Year Bond	9/17/19	34	3,865,206	(398)
Korea 3 Year Bond	9/17/19	35	3,349,183	(2,714)
Canada 10 Year Bond	9/19/19	82	8,905,661	44,177
U.S. Treasury Note 2 Year	9/30/19	1,161	248,566,916	1,256,702
U.S. Treasury Note 5 Year	9/30/19	612	72,304,152	7,473
				$1,351,922

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Short
EURO-SCHATZ	9/06/19	24	$(3,061,549)	$(2,754)
Euro-BOBL	9/06/19	32	(4,870,735)	(21,161)
Euro-Buxl 30 Year Bond	9/06/19	1	(225,993)	(4,725)
U.S. Treasury Ultra Bond	9/19/19	25	(4,438,518)	(545)
U.S. Treasury Ultra 10 Year	9/19/19	447	(60,090,958)	(1,650,917)
UK Long Gilt	9/26/19	14	(2,292,814)	(23,828)
				$(1,703,930)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
ITRX.Xover.S31	5.000%	Quarterly	6/20/24	EUR	3,800,000	$(475,269)	$(391,038)	$(84,231)
ITRX.Xover.S31	5.000%	Quarterly	6/20/24	EUR	2,600,000	(325,184)	(279,561)	(45,623)
						$(800,453)	$(670,599)	$(129,854)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Campbell Soup Company	1.000%	Quarterly	Barclays Bank PLC	6/20/24	USD	110,000	$(753)	$(927)	$174
Campbell Soup Company	1.000%	Quarterly	Barclays Bank PLC	6/20/24	USD	115,000	(787)	(699)	(88)
							$(1,540)	$(1,626)	$86

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	B-**	6/20/22	USD	260,000	$(5,762)	$(7,203)	$1,441
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	B-**	12/20/20	USD	160,000	(129)	(5,973)	5,844
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	B-**	12/20/21	USD	160,000	(2,263)	(10,870)	8,607
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	190,000	831	356	475
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	320,000	1,399	1,580	(181)
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	255,000	1,075	1,075	-
United Mexican States	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	190,000	(957)	(2,121)	1,164
United Mexican States	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	445,000	(2,242)	(3,728)	1,486
United Mexican States	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	640,000	(3,224)	(4,620)	1,396
United Mexican States	1.000%	Quarterly	Barclays Bank PLC	BBB**	6/20/24	USD	1,025,000	(5,164)	(4,013)	(1,151)
Colombia Government	1.000%	Quarterly	BNP Paribas SA	BBB**	6/20/24	USD	815,000	3,563	(6,185)	9,748
Republic of Indonesia	1.000%	Quarterly	BNP Paribas SA	BBB**	6/20/24	USD	638,889	2,996	1,695	1,301
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	320,000	1,399	(1,123)	2,522
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	320,000	1,399	750	649
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	640,000	2,798	3,312	(514)
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	610,000	2,667	1,163	1,504
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	315,000	1,377	749	628
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	2,230,000	9,750	(15,860)	25,610

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	305,000	$1,334	$(364)	$1,698
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	615,000	2,689	(294)	2,983
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB**	6/20/24	USD	305,000	1,334	584	750
Colombia Government	1.000%	Quarterly	Goldman Sachs & Co.	BBB**	6/20/24	USD	840,000	3,673	(5,774)	9,447
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs & Co.	BBB**	6/20/24	USD	2,150,000	10,081	1,656	8,425
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs & Co.	BBB**	6/20/24	USD	383,333	1,797	936	861
Republic of South Africa	1.000%	Quarterly	Goldman Sachs & Co.	BBB-**	6/20/24	USD	355,000	(11,583)	(13,701)	2,118
Republic of South Africa	1.000%	Quarterly	Goldman Sachs & Co.	BBB-**	6/20/24	USD	177,500	(5,792)	(6,851)	1,059
Republic of South Africa	1.000%	Quarterly	Goldman Sachs & Co.	BBB-**	6/20/24	USD	177,500	(5,792)	(6,851)	1,059
Republic of South Africa	1.000%	Quarterly	Goldman Sachs & Co.	BBB-**	6/20/24	USD	1,084,283	(35,377)	(45,850)	10,473
Republic of South Africa	1.000%	Quarterly	Goldman Sachs & Co.	BBB-**	6/20/24	USD	1,084,283	(35,377)	(45,850)	10,473
Republic of South Africa	1.000%	Quarterly	Goldman Sachs & Co.	BBB-**	6/20/24	USD	1,961,434	(63,997)	(83,629)	19,632
Republic of Indonesia	1.000%	Quarterly	JP Morgan Chase Bank N.A.	BBB**	6/20/24	USD	2,035,000	9,543	(3,587)	13,130
Barclay Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/24	EUR	100,000	2,363	1,278	1,085
Devon Energy Corporation	1.000%	Quarterly	JP Morgan Chase Bank N.A.	Ba1**	6/20/24	USD	105,000	682	843	(161)
Republic of South Africa	1.000%	Quarterly	Merrill Lynch International	BBB-**	6/20/24	USD	547,619	(17,866)	(27,765)	9,899
HP, Inc.	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB**	6/20/24	USD	215,000	4,486	3,584	902
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB**	6/20/24	USD	638,889	2,995	(631)	3,626
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB**	6/20/24	USD	638,889	2,995	(631)	3,626
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB**	6/20/24	USD	1,845,000	8,652	(5,094)	13,746
								$(113,647)	$(289,007)	$175,360

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	$(28,315)	$-	$(28,315)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(1,383)	-	(1,383)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(3,649)	-	(3,649)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(2,405)	-	(2,405)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(6,105)	-	(6,105)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(6,320)	-	(6,320)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(8,414)	-	(8,414)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(23,635)	-	(23,635)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	(1,702)	-	(1,702)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(3,727)	-	(3,727)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(6,327)	-	(6,327)
							$(91,982)	$-	$(91,982)

Collateral for swap agreements received by JP Morgan Chase Bank N.A. amounted to $937,931 in cash at June 30, 2019; and collateral for swap agreements received by Goldman Sach International amounted to $103,553 in securities at June 30, 2019.

*	NR No ratings available.

**	Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Currency Legend

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNH	Offshore Chinese Yuan

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RON	New Romanian Leu

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	New Turkish Lira

TWD	Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.4%

CORPORATE DEBT — 38.2%
Argentina — 0.5%
Banco Macro SA 5 year USD Swap + 5.463%
6.750% VRN 11/04/26 (a)	$250,000	$216,253
IRSA Propiedades Comerciales SA
8.750% 3/23/23 (a)	240,000	230,402
Tarjeta Naranja SA BADLARPP + 3.500%
51.583% FRN 4/11/22 (a)	200,000	64,000
		510,655
Australia — 0.8%
CNOOC Curtis Funding No 1 Pty Ltd.
4.500% 10/03/23 (a)	800,000	854,775
Austria — 0.4%
Klabin Austria GmbH
5.750% 4/03/29 (a)	200,000	212,680
Suzano Austria GmbH
6.000% 1/15/29 (a)	200,000	218,000
		430,680
Brazil — 1.2%
Banco do Brasil SA 10 year CMT + 6.362%
9.000% VRN 6/29/49 (a)	700,000	770,000
BRF SA
4.750% 5/22/24 (a)	200,000	200,102
Itau Unibanco Holding SA
6.125% VRN 12/31/99 (a) (b) (c)	200,000	203,200
Oi SA
10.000% 7/27/25	100,000	103,250
		1,276,552
British Virgin Islands — 1.0%
Easy Tactic Ltd.
9.125% 7/28/22 (a)	200,000	211,802
Gold Fields Orogen Holdings BVI Ltd.
5.125% 5/15/24 (a)	200,000	208,625
State Grid Overseas Investment 2013 Ltd.
4.375% 5/22/43 (a)	200,000	223,752
State Grid Overseas Investment 2016 Ltd.
2.875% 5/18/26 (a)	400,000	397,380
		1,041,559
Cayman Islands — 1.2%
CAR, Inc.
6.125% 2/04/20 (a)	200,000	199,500
China Evergrande Group
6.250% 6/28/21 (a)	200,000	191,986

CIFI Holdings Group Co. Ltd.
7.625% 3/02/21 (a)	250,000	258,755
Cosan Overseas Ltd.
8.250% 11/29/49 (a)	100,000	103,375
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	200,000	195,624
Golden Eagle Retail Group Ltd.
4.625% 5/21/23 (a)	200,000	189,250
WTT Investment Ltd.
5.500% 11/21/22 (a)	200,000	206,553
		1,345,043
Costa Rica — 0.1%
Instituto Costarricense de Electricidad
6.375% 5/15/43 (a)	200,000	167,502

Hong Kong — 1.7%
CNAC HK Finbridge Co. Ltd.
4.625% 3/14/23 (a)	1,500,000	1,566,808
Yanlord Land HK Co. Ltd.
6.750% 4/23/23 (a)	250,000	255,157
		1,821,965
Indonesia — 3.1%
Indonesia Asahan Aluminium Persero PT
5.710% 11/15/23 (a)	200,000	219,322
6.530% 11/15/28 (a)	200,000	236,061
Pelabuhan Indonesia III Persero PT
4.875% 10/01/24 (a)	200,000	213,900
Pertamina Persero PT
5.625% 5/20/43 (a)	1,400,000	1,538,834
6.000% 5/03/42 (a)	200,000	229,561
Perusahaan Listrik Negara PT
4.125% 5/15/27 (a)	200,000	204,088
5.250% 10/24/42 (a)	200,000	211,000
6.250% 1/25/49 (a)	250,000	298,568
6.250% 1/25/49 (a)	200,000	238,854
		3,390,188
Ireland — 0.2%
C&W Senior Financing DAC
7.500% 10/15/26 (a)	200,000	208,500

Israel — 1.2%
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	150,000	168,375
6.375% 5/31/38 (a)	100,000	112,250
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	600,000	623,856
4.250% 8/14/28 (a)	400,000	415,904
		1,320,385
Kazakhstan — 0.6%
KazMunayGas National Co. JSC
6.375% 10/24/48 (a)	570,000	679,155

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Luxembourg — 1.0%
CSN Resources SA
7.625% 2/13/23 (a)	$200,000	$211,000
7.625% 2/13/23 (a)(d)	250,000	263,750
Minerva Luxembourg SA
6.500% 9/20/26 (a)	350,000	364,490
Rumo Luxembourg Sarl
7.375% 2/09/24 (a)	200,000	215,852
		1,055,092
Mauritius — 0.2%
MTN Mauritius Investment Ltd.
6.500% 10/13/26 (a)	200,000	215,958
Mexico — 9.8%
Axtel SAB de CV
6.375% 11/14/24 (a) (d)	400,000	407,504
BBVA Bancomer SA
5.125% VRN 1/18/33 (a) (b)	200,000	192,450
Cemex SAB de CV
7.750% 4/16/26 (a)	400,000	440,004
Cometa Energia SA de CV
6.375% 4/24/35 (a)	389,993	401,205
Controladora Mabe SA de CV
5.600% 10/23/28 (a)	200,000	209,750
Mexico City Airport Trust
5.500% 7/31/47 (a)	1,900,000	1,892,875
5.500% 7/31/47 (a)	350,000	348,688
Petroleos Mexicanos
5.350% 2/12/28	500,000	455,050
5.500% 6/27/44	2,100,000	1,681,575
5.625% 1/23/46	550,000	443,025
6.500% 3/13/27	1,700,000	1,678,580
6.500% 6/02/41	1,735,000	1,538,945
6.875% 8/04/26	650,000	658,060
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a) (d)	200,000	196,000
		10,543,711
Netherlands — 4.7%
Petrobras Global Finance BV
5.625% 5/20/43	150,000	145,050
6.850% 12/31/99 (c)	200,000	207,082
6.850% 12/31/99 (c)	300,000	310,623
7.375% 1/17/27	600,000	686,400
8.750% 5/23/26	3,050,000	3,766,354
		5,115,509
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA
5.625% 5/18/36 (a)	200,000	225,000

Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	208,500

Peru — 0.4%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	210,500
Peru LNG SRL
5.375% 3/22/30 (a)	200,000	214,700
		425,200
South Africa — 5.2%
Eskom Holdings SOC Ltd.
5.750% 1/26/21 (a)	50,000	50,399
5.750% 1/26/21 (a)	500,000	503,992
6.350% 8/10/28 (a)	200,000	216,409
6.750% 8/06/23 (a)	200,000	209,335
7.125% 2/11/25 (a)	1,350,000	1,414,511
7.125% 2/11/25 (a)	2,000,000	2,095,572
8.450% 8/10/28 (a)	800,000	901,176
FirstRand Bank Ltd.
6.250% VRN 4/23/28 (a) (b)	200,000	208,880
		5,600,274
Turkey — 1.3%
Akbank T.A.S.
5.125% 3/31/25 (a)	200,000	184,500
Akbank Turk AS 5 year USD Swap + 5.026%
7.200% VRN 3/16/27 (a)	400,000	353,968
Turk Telekomunikasyon AS
4.875% 6/19/24 (a)	200,000	189,000
6.875% 2/28/25 (a)	200,000	201,161
Turkiye Garanti Bankasi AS 5 year USD Swap + 4.220%
6.125% VRN 5/24/27 (a)	300,000	253,428
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (a)	200,000	200,904
		1,382,961
United Arab Emirates — 0.4%
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	200,000	196,122
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	240,500
		436,622
United States — 0.5%
Azul Investments LLP
5.875% 10/26/24 (a)	500,000	492,500
Venezuela — 2.3%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (e)	900,000	135,000
6.000% 5/16/24 (a) (e)	2,400,000	360,000
6.000% 11/15/26 (a) (e)	1,750,000	262,500
8.500% 10/27/20 (a) (e)	250,000	217,500
9.000% 11/17/21 (a) (e)	4,990,000	1,147,700
9.750% 5/17/35 (a) (e)	150,000	36,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
12.750% 2/17/22 (a) (e)	$1,500,000	$360,000
		2,518,700

TOTAL CORPORATE DEBT
(Cost $40,355,454)		41,266,986

SOVEREIGN DEBT OBLIGATIONS — 55.1%
Argentina — 6.7%
Argentina Bonar Bonds
8.750% 5/07/24	600,000	430,065
Argentine Republic Government International Bond
1.000% VRN 12/15/35 (b)	845,000	30,428
3.750% STEP 12/31/38	450,000	262,692
5.875% 1/11/28	920,000	699,200
6.875% 1/26/27	400,000	320,604
7.500% 4/22/26	4,450,000	3,758,025
8.280% 12/31/33	315,459	254,594
8.280% 12/31/33	1,577,293	1,182,909
Provincia de Buenos Aires
9.125% 3/16/24 (a)	400,000	334,004
		7,272,521
Bahamas — 1.2%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,200,000	1,295,786

Benin — 0.3%
Benin Government International Bond
5.750% 3/26/26 EUR (a) (f)	300,000	348,021

Bermuda — 0.4%
Bermuda Government International Bond
4.750% 2/15/29 (a)	400,000	441,000

Brazil — 3.3%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/23 BRL (f)	2,700,000	738,929
Brazilian Government International Bond
2.625% 1/05/23	1,200,000	1,189,500
4.625% 1/13/28	850,000	891,650
5.000% 1/27/45	200,000	197,702
5.625% 1/07/41	500,000	535,880
		3,553,661
Colombia — 2.4%
Colombia Government International Bond
2.625% 3/15/23	700,000	696,507
4.000% 2/26/24	400,000	418,800
4.000% 2/26/24	200,000	209,400
4.500% 3/15/29	200,000	218,400
5.625% 2/26/44	800,000	946,000
6.125% 1/18/41	100,000	123,751
		2,612,858
Costa Rica — 0.6%
Costa Rica Government International Bond
4.375% 4/30/25 (a)	500,000	478,755
7.158% 3/12/45 (a)	200,000	200,502
		679,257
Dominican Republic — 1.4%
Dominican Republic International Bond
6.850% 1/27/45 (a)	900,000	984,384
6.875% 1/29/26 (a)	450,000	507,942
		1,492,326
Ecuador — 2.6%
Ecuador Government International Bond
7.875% 1/23/28 (a)	900,000	889,884
7.950% 6/20/24 (a)	1,200,000	1,257,012
9.650% 12/13/26 (a)	200,000	216,502
10.750% 3/28/22 (a)	200,000	224,502
10.750% 1/31/29 (a)	200,000	225,502
		2,813,402
Egypt — 1.7%
Egypt Government International Bond
7.600% 3/01/29 (a)	200,000	210,870
8.500% 1/31/47 (a)	550,000	582,295
8.500% 1/31/47 (a)	1,000,000	1,058,718
		1,851,883
El Salvador — 1.2%
El Salvador Government International Bond
5.875% 1/30/25 (a)	100,000	99,626
7.650% 6/15/35 (a)	250,000	260,002
8.625% 2/28/29 (a)	800,000	909,008
		1,268,636
Ghana — 1.1%
Ghana Government International Bond
8.125% 1/18/26 (a)	1,100,000	1,182,500
Guatemala — 0.2%
Guatemala Government Bond
4.900% 6/01/30 (a)	200,000	205,500
India — 0.2%
Export Import Bank of India
3.375% 8/05/26 (a)	200,000	200,186
Indonesia — 4.4%
Indonesia Government International Bond
4.625% 4/15/43 (a)	950,000	1,004,266
4.750% 2/11/29	205,000	227,663

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Treasury Bond
9.000% 3/15/29 IDR (f)	$6,800,000,000	$530,259
Perusahaan Penerbit SBSN Indonesia III
4.150% 3/29/27 (a)	400,000	418,788
4.550% 3/29/26 (a)	2,350,000	2,510,105
		4,691,081
Ivory Coast — 1.3%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	905,000	878,827
6.375% 3/03/28 (a)	300,000	296,843
6.625% 3/22/48 EUR (a) (f)	250,000	277,202
		1,452,872
Jamaica — 1.0%
Jamaica Government International Bond
6.750% 4/28/28	200,000	227,002
8.000% 3/15/39	200,000	247,002
8.000% 3/15/39	500,000	617,505
		1,091,509
Kenya — 0.2%
Kenya Government International Bond
7.250% 2/28/28 (a)	200,000	207,093
Lebanon — 0.2%
Lebanon Government International Bond
6.850% 3/23/27 (a)	300,000	237,374
Mexico — 1.3%
Mexican Bonos
6.500% 6/10/21 MXN (f)	10,400,000	531,543
8.000% 11/07/47 MXN (f)	3,500,000	185,358
Mexico Government International Bond
4.750% 3/08/44	650,000	678,437
		1,395,338
Mongolia — 0.9%
Development Bank of Mongolia LLC
7.250% 10/23/23 (a)	200,000	208,492
Mongolia Government International Bond
5.125% 12/05/22 (a)	400,000	403,675
5.625% 5/01/23 (a)	400,000	407,131
		1,019,298
Nigeria — 0.8%
Nigeria Government International Bond
6.500% 11/28/27 (a)	500,000	500,382
7.143% 2/23/30 (a)	400,000	404,435
		904,817
Oman — 1.1%
Oman Government International Bond
4.750% 6/15/26 (a)	650,000	600,103
4.750% 6/15/26 (a)	600,000	553,942
		1,154,045
Pakistan — 0.4%
Pakistan Government International Bond
8.250% 4/15/24 (a)	400,000	437,124
Peru — 0.5%
Peruvian Government International Bond
2.844% 6/20/30	250,000	251,250
5.400% 8/12/34 PEN (a) (f)	865,000	268,080
		519,330
Romania — 0.4%
Romanian Government International Bond
4.625% 4/03/49 EUR (a) (f)	350,000	480,533
Saudi Arabia — 0.6%
Saudi Government International Bond
3.250% 10/26/26 (a)	450,000	458,798
5.000% 4/17/49 (a)	200,000	219,000
		677,798
Senegal — 1.0%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (f)	400,000	455,850
6.250% 5/23/33 (a)	400,000	386,846
6.250% 5/23/33 (a)	200,000	193,423
		1,036,119
Serbia — 1.3%
Serbia International Bond
1.500% 6/26/29 EUR (a) (f)	235,000	266,627
7.250% 9/28/21 (a)	332,000	363,710
7.250% 9/28/21 (a)	664,000	727,420
		1,357,757
South Africa — 2.2%
Republic of South Africa Government International Bond
4.850% 9/27/27	850,000	875,500
5.650% 9/27/47	550,000	563,618
6.250% 3/08/41	400,000	443,858
10.500% 12/21/26 ZAR (f)	6,300,000	505,476
		2,388,452
Sri Lanka — 2.8%
Sri Lanka Government International Bond
5.750% 1/18/22 (a)	900,000	902,434
6.125% 6/03/25 (a)	200,000	194,961

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 6/03/25 (a)	$600,000	$584,883
6.250% 7/27/21 (a)	300,000	303,787
6.825% 7/18/26 (a)	400,000	398,592
6.825% 7/18/26 (a)	400,000	398,592
6.850% 3/14/24 (a)	200,000	204,316
		2,987,565
Turkey — 5.6%
Export Credit Bank of Turkey
4.250% 9/18/22 (a)	200,000	187,153
5.375% 2/08/21 (a)	200,000	197,078
Turkey Government International Bond
4.250% 4/14/26	1,050,000	916,335
4.875% 10/09/26	1,100,000	984,500
4.875% 4/16/43	400,000	311,183
6.000% 3/25/27	1,450,000	1,377,500
6.250% 9/26/22	1,600,000	1,611,117
6.875% 3/17/36	450,000	430,850
		6,015,716
Ukrainian Ssr — 3.7%
Ukraine Government International Bond
6.750% 6/20/26 EUR (a) (f)	100,000	120,439
7.750% 9/01/23 (a)	750,000	793,125
7.750% 9/01/25 (a)	1,200,000	1,240,800
7.750% 9/01/27 (a)	900,000	924,768
9.750% 11/01/28 (a)	200,000	225,750
9.750% 11/01/28 (a)	600,000	677,250
		3,982,132
Uzbekistan — 0.6%
Republic of Uzbekistan Bond
4.750% 2/20/24 (a)	400,000	417,934
5.375% 2/20/29 (a)	200,000	212,786
		630,720
Venezuela — 0.5%
Venezuela Government International Bond
7.750% 10/13/19 (a) (e)	1,000,000	257,500
9.250% 9/15/27 (e)	300,000	84,750
11.750% 10/21/26 (a) (e)	300,000	84,000
12.750% 8/23/22 (a) (e)	255,000	71,400
		497,650
Vietnam — 1.0%
Vietnam Government International Bond
4.800% 11/19/24 (a)	1,000,000	1,063,967

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $58,216,298)		59,445,827

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note
1.625% 7/31/19 (g)	75,000	74,962

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $74,536)		74,962

TOTAL BONDS & NOTES
(Cost $98,646,288)		100,787,775

	Number of Shares
MUTUAL FUNDS — 0.7%

Diversified Financial Services — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (h)	725,785	725,785

TOTAL MUTUAL FUNDS
(Cost $725,785)		725,785

TOTAL PURCHASED OPTIONS (#) — 0.1%
(Cost $91,812)		61,805

TOTAL LONG-TERM INVESTMENTS
(Cost $99,463,885)		101,575,365

SHORT-TERM INVESTMENTS — 4.2%
Mutual Fund — 2.2%
T. Rowe Price Government Reserve Investment Fund	2,377,849	2,377,849

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250% 7/01/19 (i)	$1,608,399	1,608,399
Sovereign Debt Obligation — 0.5%
Egypt Treasury Bills
13.496% 8/20/19 EGP (f)	9,000,000	527,352

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,502,610)		4,513,600

TOTAL INVESTMENTS — 98.4%
(Cost $103,966,495) (j)		106,088,965

Other Assets/(Liabilities) — 1.6%		1,746,633

NET ASSETS — 100.0%		$107,835,598

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

BADLAR	Argentina Deposit Rate

CMT	Constant Maturity Treasury Index

FRN	Floating Rate Note

PJSC	Public Joint Stock Company

STEP	Step Up Bond

VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $64,333,077 or 59.66% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(c)	Security is perpetual and has no stated maturity date.

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $711,219 or 0.66% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2019, these securities amounted to a value of $3,016,350 or 2.80% of net assets.

(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(h)	Represents investment of security lending collateral. (Note 2).

(i)	Maturity value of $1,608,566. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,644,915.

(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call CNH Put	Bank of America N.A.	11/15/19	6.98	850,000	USD	850,000	$7,326	$22,806	$(15,480)
USD Call CNH Put	Barclays Bank PLC	11/27/19	6.97	850,000	USD	850,000	8,056	24,331	(16,275)
USD Call TRY Put	Citibank N.A.	9/20/19	6.66	525,000	USD	525,000	5,848	8,649	(2,801)

							$21,230	$55,786	$(34,556)
Put
EUR Call USD Put	Citibank N.A.	12/05/19	1.14	2,100,000	USD	2,100,000	$40,575	$36,026	$4,549

							$61,805	$91,812	$(30,007)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	8/23/19	USD	239,870	EUR	209,979	$112
Barclays Bank PLC	7/12/19	IDR	3,662,668,000	USD	254,440	4,538
Barclays Bank PLC	9/06/19	USD	258,215	CLP	181,831,000	(10,238)
Barclays Bank PLC	10/02/19	USD	227,776	BRL	884,000	(403)
Barclays Bank PLC	10/11/19	USD	271,679	PEN	901,000	(786)
BNP Paribas SA	7/10/19	ARS	10,356,000	USD	229,343	11,390
BNP Paribas SA	7/12/19	PEN	1,682,000	USD	499,515	11,095
BNP Paribas SA	7/12/19	USD	506,543	PEN	1,682,000	(4,066)
BNP Paribas SA	8/23/19	USD	368,883	EUR	326,000	(3,349)
BNP Paribas SA	8/23/19	MXN	3,116,000	USD	157,225	3,735
BNP Paribas SA	9/06/19	CLP	95,757,000	USD	136,732	4,642
Citibank N.A.	8/23/19	USD	484,943	EUR	428,537	(4,368)
Citibank N.A.	8/23/19	MXN	3,096,000	USD	159,653	274

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	10/02/19	BRL	390,000	USD	95,635	$5,032
Goldman Sachs International	7/10/19	USD	162,051	ARS	7,519,000	(12,734)
Goldman Sachs International	7/12/19	USD	254,511	IDR	3,662,668,000	(4,467)
Goldman Sachs International	8/23/19	USD	156,034	MXN	3,026,819	(320)
Goldman Sachs International	8/23/19	USD	333,842	EUR	295,000	(2,994)
Goldman Sachs International	9/18/19	ARS	13,532,000	USD	271,768	12,269
HSBC Bank USA	8/23/19	USD	446,006	EUR	395,000	(5,012)
HSBC Bank USA	8/23/19	USD	546,770	MXN	10,652,486	(3,496)
JP Morgan Chase Bank N.A.	7/10/19	USD	82,293	ARS	4,034,000	(11,480)
JP Morgan Chase Bank N.A.	7/10/19	ARS	1,197,000	USD	24,162	3,664
JP Morgan Chase Bank N.A.	7/12/19	USD	265,409	IDR	3,764,558,200	(774)
JP Morgan Chase Bank N.A.	10/02/19	USD	205,899	BRL	796,415	327
Morgan Stanley & Co. LLC	9/06/19	CLP	86,074,000	USD	123,771	3,308
Morgan Stanley & Co. LLC	10/02/19	BRL	494,000	USD	122,511	5,001
						$900

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/19/19	32	$4,025,608	$69,392
U.S. Treasury Ultra Bond	9/19/19	2	344,518	10,607
U.S. Treasury Note 5 Year	9/30/19	43	5,043,540	37,179
				$117,178

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.000%	Quarterly	Barclays Bank PLC	6/20/24	USD	250,000	$32,961	$41,217	$(8,256)
Republic of Korea	1.000%	Quarterly	Citibank N.A.	6/20/24	USD	250,000	(8,395)	(8,428)	33
							$24,566	$32,789	$(8,223)

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.000%	Quarterly	Citibank N.A.	B+*	6/20/24	USD	675,000	$(112,665)	$(59,128)	$(53,537)
Republic of Brazil	1.000%	Quarterly	Citibank N.A.	BB-*	6/20/24	USD	300,000	(7,235)	(9,167)	1,932
								$(119,900)	$(68,295)	$(51,605)

*	Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Offshore Chinese Yuan

EGP	Egyptian pound

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

PEN	Peruvian New Sol

USD	U.S. Dollar

ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.0%
Basic Materials — 2.0%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	23,706	$5,366,327
CF Industries Holdings, Inc.	38,200	1,784,322
Dow, Inc. (a)	24,344	1,200,403
DuPont de Nemours, Inc.	71,479	5,365,929
Linde PLC	46,905	9,418,524
		23,135,505
Forest Products & Paper — 0.2%
International Paper Co.	44,748	1,938,483
		25,073,988
Communications — 19.2%
Internet — 15.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	86,817	14,711,141
Alphabet, Inc. Class A (a)	16,199	17,540,277
Alphabet, Inc. Class C (a)	20,722	22,398,617
Amazon.com, Inc. (a)	30,481	57,719,736
Booking Holdings, Inc. (a)	3,469	6,503,369
Facebook, Inc. Class A (a)	210,008	40,531,544
IAC/InterActiveCorp (a)	20,645	4,490,907
MercadoLibre, Inc. (a)	3,238	1,980,911
Netflix, Inc. (a)	28,788	10,574,408
Symantec Corp.	352,959	7,680,388
Tencent Holdings Ltd. ADR	297,700	13,468,101
		197,599,399
Media — 1.6%
Comcast Corp. Class A	91,877	3,884,560
Fox Corp. Class B (a)	75,747	2,767,038
The Walt Disney Co.	93,582	13,067,790
		19,719,388
Telecommunications — 1.8%
Cisco Systems, Inc.	264,900	14,497,977
Motorola Solutions, Inc.	34,978	5,831,882
Verizon Communications, Inc.	51,885	2,964,190
		23,294,049
		240,612,836
Consumer, Cyclical — 6.4%
Apparel — 0.5%
NIKE, Inc. Class B	82,094	6,891,791

Auto Manufacturers — 0.5%
Ferrari NV	38,389	6,196,752

Auto Parts & Equipment — 0.6%
Aptiv PLC	88,191	7,128,479

Home Builders — 0.2%
NVR, Inc. (a)	982	3,309,585

Lodging — 1.2%
Las Vegas Sands Corp.	77,750	4,594,248
MGM Resorts International	115,206	3,291,435
Wynn Resorts Ltd.	57,033	7,071,522
		14,957,205
Retail — 3.4%
Dollar General Corp.	18,268	2,469,103
Dollar Tree, Inc. (a)	127,161	13,655,820
Dollarama, Inc.	174,008	6,121,605
McDonald’s Corp.	59,093	12,271,252
Ross Stores, Inc.	27,789	2,754,446
Walmart, Inc.	44,693	4,938,130
		42,210,356
		80,694,168
Consumer, Non-cyclical — 20.6%
Agriculture — 0.7%
Philip Morris International, Inc.	105,730	8,302,977

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc. (a)	24,841	3,253,674
Vertex Pharmaceuticals, Inc. (a)	52,713	9,666,510
		12,920,184
Commercial Services — 2.6%
Ant International Co., Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (b) (c) (d)	208,893	1,171,890
Equifax, Inc.	20,333	2,749,835
Nielsen Holdings PLC	7,203	162,788
PayPal Holdings, Inc. (a)	65,610	7,509,721
S&P Global, Inc.	4,766	1,085,647
Total System Services, Inc.	24,604	3,155,955
TransUnion	84,491	6,210,933
Worldpay, Inc. Class A (a)	91,433	11,205,114
		33,251,883
Foods — 2.5%
Conagra Brands, Inc.	295,367	7,833,133
The Kraft Heinz Co.	13,807	428,569
Tyson Foods, Inc. Class A	288,287	23,276,292
		31,537,994
Health Care – Products — 8.2%
Alcon, Inc. (a)	67,188	4,169,015
Alcon, Inc. (a)	57,596	3,562,212
Becton Dickinson and Co.	79,334	19,992,961
Boston Scientific Corp. (a)	132,688	5,702,930
Danaher Corp.	101,664	14,529,819
Hologic, Inc. (a)	1,524	73,182
Intuitive Surgical, Inc. (a)	17,806	9,340,137
Medtronic PLC	88,891	8,657,095
Stryker Corp.	82,432	16,946,371
Teleflex, Inc.	6,064	2,008,094

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	50,662	$14,878,416
Zimmer Biomet Holdings, Inc.	20,894	2,460,060
		102,320,292
Health Care – Services — 2.3%
Anthem, Inc.	30,902	8,720,853
Centene Corp. (a)	97,299	5,102,360
HCA Healthcare, Inc.	29,075	3,930,068
UnitedHealth Group, Inc.	33,484	8,170,431
WellCare Health Plans, Inc. (a)	12,542	3,575,348
		29,499,060
Pharmaceuticals — 3.3%
Cigna Corp. (a)	80,863	12,739,966
Elanco Animal Health, Inc. (a)	120,987	4,089,361
Eli Lilly & Co.	11,483	1,272,201
Johnson & Johnson	14,266	1,986,968
Merck & Co., Inc.	91,112	7,639,741
Pfizer, Inc.	303,887	13,164,385
		40,892,622
		258,725,012
Energy — 3.4%
Oil & Gas — 2.5%
BP PLC Sponsored ADR	134,656	5,615,155
Concho Resources, Inc.	18,001	1,857,343
ConocoPhillips	24,836	1,514,996
Devon Energy Corp.	75,863	2,163,613
EOG Resources, Inc.	16,797	1,564,809
Occidental Petroleum Corp.	135,329	6,804,342
Pioneer Natural Resources Co.	18,700	2,877,182
Total SA Sponsored ADR	154,887	8,641,146
		31,038,586
Pipelines — 0.9%
Targa Resources Corp.	56,921	2,234,718
TC Energy Corp.	181,980	9,011,650
		11,246,368
		42,284,954
Financial — 15.7%
Banks — 4.1%
Bank of America Corp.	721,527	20,924,283
Fifth Third Bancorp	221,751	6,186,853
JP Morgan Chase & Co.	40,816	4,563,229
Morgan Stanley	125,211	5,485,494
The PNC Financial Services Group, Inc.	21,179	2,907,453
Wells Fargo & Co.	244,318	11,561,127
		51,628,439
Diversified Financial Services — 5.6%
Ameriprise Financial, Inc.	3,695	536,366
The Charles Schwab Corp.	144,607	5,811,755
Intercontinental Exchange, Inc.	144,765	12,441,104
Mastercard, Inc. Class A	79,031	20,906,071
TD Ameritrade Holding Corp.	117,952	5,888,164
Visa, Inc. Class A	140,078	24,310,537
		69,893,997
Insurance — 3.9%
American International Group, Inc.	411,249	21,911,347
Chubb Ltd.	78,506	11,563,149
Marsh & McLennan Cos., Inc.	63,887	6,372,728
Prudential Financial, Inc.	19,227	1,941,927
Willis Towers Watson PLC	35,380	6,776,685
		48,565,836
Real Estate Investment Trusts (REITS) — 2.1%
AvalonBay Communities, Inc.	1,505	305,786
Crown Castle International Corp.	39,120	5,099,292
Prologis, Inc.	144,037	11,537,364
Public Storage	26,710	6,361,521
Ventas, Inc.	45,724	3,125,235
		26,429,198
		196,517,470
Industrial — 10.0%
Aerospace & Defense — 4.2%
The Boeing Co.	102,221	37,209,466
Northrop Grumman Corp.	35,769	11,557,322
Spirit AeroSystems Holdings, Inc. Class A	44,455	3,617,303
		52,384,091
Electronics — 2.1%
Agilent Technologies, Inc.	5,362	400,381
Fortive Corp.	101,508	8,274,932
Honeywell International, Inc.	61,386	10,717,382
Keysight Technologies, Inc. (a)	71,416	6,413,871
TE Connectivity Ltd.	5,807	556,194
		26,362,760
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	17,028	1,436,993

Environmental Controls — 0.2%
Republic Services, Inc.	31,579	2,736,004

Machinery – Diversified — 1.2%
Roper Technologies, Inc.	28,019	10,262,239
Wabtec Corp.	59,647	4,280,269
		14,542,508
Miscellaneous – Manufacturing — 1.2%
General Electric Co.	1,376,440	14,452,620

Packaging & Containers — 0.7%
Ball Corp.	73,842	5,168,202
Packaging Corp. of America	43,210	4,118,777
		9,286,979

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.3%
J.B. Hunt Transport Services, Inc.	28,682	$2,621,822
United Parcel Service, Inc. Class B	13,898	1,435,246
		4,057,068
		125,259,023
Technology — 15.1%
Computers — 0.5%
Apple, Inc.	24,825	4,913,364
Cognizant Technology Solutions Corp. Class A	19,670	1,246,881
		6,160,245
Semiconductors — 3.4%
Analog Devices, Inc.	34,057	3,844,014
Applied Materials, Inc.	23,503	1,055,520
ASML Holding NV	42,373	8,810,618
Broadcom, Inc.	17,686	5,091,092
Marvell Technology Group Ltd.	219,151	5,231,134
Micron Technology, Inc. (a)	98,797	3,812,576
NXP Semiconductor NV	63,223	6,171,197
QUALCOMM, Inc.	104,507	7,949,847
Texas Instruments, Inc.	1,738	199,453
		42,165,451
Software — 11.2%
Atlassian Corp. PLC Class A (a)	4,759	622,668
Electronic Arts, Inc. (a)	38,184	3,866,512
Fidelity National Information Services, Inc.	49,661	6,092,411
Fiserv, Inc. (a)	63,193	5,760,674
Intuit, Inc.	38,158	9,971,830
Microsoft Corp.	529,487	70,930,079
salesforce.com, Inc. (a)	54,846	8,321,784
ServiceNow, Inc. (a)	15,458	4,244,303
Slack Technologies, Inc. Class A (a)	1,831	68,663
Splunk, Inc. (a)	45,923	5,774,817
Synopsys, Inc. (a)	54,432	7,004,854
Temenos Group AG Registered	11,381	2,037,919
Tencent Music Entertainment Group ADR (a) (e)	200,873	3,011,086
VMware, Inc. Class A	38,021	6,357,491
Workday, Inc. Class A (a)	32,582	6,698,208
Zoom Video Communications, Inc. Class A (a) (e)	1,895	168,257
		140,931,556
		189,257,252
Utilities — 5.6%
Electric — 5.3%
Edison International	52,385	3,531,273
Entergy Corp.	101,727	10,470,760
Evergy, Inc.	39,620	2,383,143
NextEra Energy, Inc.	114,222	23,399,519
Sempra Energy	149,794	20,587,687
The Southern Co.	118,900	6,572,792
		66,945,174
Gas — 0.3%
NiSource, Inc.	129,298	3,723,782
		70,668,956

TOTAL COMMON STOCK (Cost $1,106,011,116)		1,229,093,659

PREFERRED STOCK — 0.6%

Consumer, Cyclical — 0.1%
Automotive & Parts — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/18, Cost $921,625) (b) (c) (d)	505	921,625

Consumer, Non-cyclical — 0.1%
Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $439,191) (b) (c) (d)	47,530	439,191

Health Care – Products — 0.1%
Becton Dickinson and Co. Convertible 6.125%
6.125% 0/ /0	16,559	1,025,168

		1,464,359

Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	763	782,008

Technology — 0.1%
Software — 0.1%
UiPath, Inc., Series D-1 (Acquired 4/26/19, Cost $702,388) (b) (c) (d)	17,849	702,388
UiPath, Inc., Series D-2 (Acquired 4/26/19, Cost $117,937) (b) (c) (d)	2,997	117,937
		820,325
Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc. Convertible 6.123%	39,017	2,533,374
Sempra Energy Convertible 6.000%	9,105	1,015,117
Sempra Energy Convertible 6.750%	4,770	529,565
		4,078,056
		4,078,056
TOTAL PREFERRED STOCK
(Cost $7,597,252)		8,066,373

TOTAL EQUITIES
(Cost $1,113,608,368)		1,237,160,032

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Electric — 0.2%
Pacific Gas & Electric Co.
3.950%12/01/47 (f)	$1,149,000	$1,036,973
4.000%12/01/46 (f)	898,000	814,935
		1,851,908
TOTAL CORPORATE DEBT
(Cost $1,725,112)		1,851,908

TOTAL BONDS & NOTES
(Cost $1,725,112)		1,851,908

	Number of Shares
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (g)	3,208,976	3,208,976

TOTAL DIVERSIFIED FINANCIAL SERVICES
(Cost $3,208,976)		3,208,976

TOTAL MUTUAL FUNDS
(Cost $3,208,976)		3,208,976

TOTAL LONG-TERM INVESTMENTS
(Cost $1,118,542,456)		1,242,220,916

SHORT-TERM INVESTMENTS — 1.1%
Mutual Fund — 1.0%
T. Rowe Price Government Reserve Investment Fund	13,065,164	13,065,164

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (h)	$1,001,849	1,001,849

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,067,013)		14,067,013
TOTAL INVESTMENTS — 100.2%
(Cost $1,132,609,469) (i)	1,256,287,929

Other Assets/(Liabilities) — (0.2)%	(2,330,295)

NET ASSETS — 100.0%	$1,253,957,634

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Investment was valued using significant unobservable inputs.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $3,353,031 or 0.27% of net assets.

(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $3,353,031 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $3,105,315 or 0.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2019, these securities amounted to a value of $1,851,908 or 0.15% of net assets.

(g)	Represents investment of security lending collateral. (Note 2).

(h)	Maturity value of $1,001,954. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,023,616.

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.2%

CORPORATE DEBT — 15.7%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.
3.500% 10/01/20	$40,000	$40,510
Agriculture — 0.6%
BAT Capital Corp.
2.297% 8/14/20	250,000	249,480
Bunge Ltd. Finance Corp.
3.500% 11/24/20	300,000	302,796
Imperial Brands Finance PLC
2.950% 7/21/20 (a)	200,000	200,541
Reynolds American, Inc.
6.875% 5/01/20	190,000	196,635
		949,452
Airlines — 0.2%
Delta Air Lines, Inc.
2.875% 3/13/20	250,000	250,304
Auto Manufacturers — 1.1%
BMW US Capital LLC
2.950% 4/14/22 (a)	375,000	380,597
Daimler Finance NA LLC
2.200% 5/05/20 (a)	235,000	234,507
Ford Motor Credit Co. LLC
3.336% 3/18/21	200,000	201,027
3.470% 4/05/21	245,000	246,711
General Motors Financial Co., Inc.
3.200% 7/06/21	220,000	221,932
Hyundai Capital America
2.000% 7/01/19 (a)	85,000	85,000
2.600% 3/19/20 (a)	235,000	234,865
Nissan Motor Acceptance Corp.
3.650% 9/21/21 (a)	130,000	133,091
		1,737,730
Banks — 2.2%
Bangkok Bank PCL
3.875% 9/27/22 (a)	250,000	259,556
Bank of America Corp.
2.969% FRN 10/01/21 (b)	150,000	150,395
Capital One NA
2.350% 1/31/20	250,000	249,878
Citibank NA
2.125% 10/20/20	250,000	249,570
Citizens Bank NA/Providence RI
2.200% 5/26/20	350,000	349,401
Danske Bank A/S
2.000% 9/08/21 (a)	375,000	369,130
Discover Bank
7.000% 4/15/20	250,000	258,537
The Goldman Sachs Group, Inc.
2.300% 12/13/19	350,000	349,847
ING Groep NV
3.150% 3/29/22	370,000	376,992
Morgan Stanley
5.500% 7/24/20	325,000	335,477
Regions Bank/Birmingham AL
2.699% FRN 4/01/21 (b)	250,000	249,364
SunTrust Bank/Atlanta GA
3.525% VRN 10/26/21 (b)	225,000	228,385
		3,426,532
Biotechnology — 0.3%
Celgene Corp.
2.875% 8/15/20	325,000	326,724
3.250% 8/15/22	90,000	92,443

		419,167
Building Materials — 0.1%
Vulcan Materials Co.
3.170% FRN 3/01/21 (b)	240,000	240,182
Chemicals — 1.0%
Braskem Finance Ltd.
5.750% 4/15/21 (a)	250,000	261,315
CNAC HK Finbridge Co. Ltd.
4.125% 3/14/21 (a)	450,000	457,982
CNAC HK Synbridge Co. Ltd.
5.000% 5/05/20	200,000	201,990
INVISTA Finance LLC
4.250% 10/15/19 (a)	200,000	201,141
Syngenta Finance NV
3.698% 4/24/20 (a)	245,000	246,715
3.933% 4/23/21 (a)	200,000	203,629
		1,572,772
Commercial Services — 0.2%
Equifax, Inc.
3.600% 8/15/21	25,000	25,480
ERAC USA Finance LLC
2.350% 10/15/19 (a)	250,000	249,704
		275,184
Computers — 0.3%
Hewlett Packard Enterprise Co.
2.100% 10/04/19 (a)	100,000	99,860
International Business Machines Corp.
2.850% 5/13/22	370,000	376,306
		476,166
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450% 12/16/21	350,000	363,413

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (continued)

	Principal Amount	Value
Capital One Bank USA NA
8.800% 7/15/19	$250,000	$250,545
Synchrony Financial
2.700% 2/03/20	265,000	265,022
		878,980
Electric — 0.7%
Enel Finance International NV
2.875% 5/25/22 (a)	370,000	372,931
Exelon Generation Co. LLC
2.950% 1/15/20	225,000	225,250
Mississippi Power Co.
2.961% FRN 3/27/20 (b)	70,000	70,017
State Grid Overseas Investment 2016 Ltd.
2.125% 5/18/21 (a)	200,000	198,404
2.750% 5/04/22 (a)	200,000	200,633
		1,067,235
Electronics — 0.3%
Arrow Electronics, Inc.
3.500% 4/01/22	143,000	145,327
Keysight Technologies, Inc.
3.300% 10/30/19	315,000	315,350
		460,677
Engineering & Construction — 0.3%
CSCEC Finance Cayman I Ltd.
2.950% 11/19/20 (a)	250,000	250,944
CSCEC Finance Cayman II Ltd.
2.900% 7/05/22 (a)	200,000	200,755
		451,699
Foods — 0.5%
General Mills, Inc.
3.141% FRN 4/16/21 (b)	165,000	165,055
Kraft Heinz Foods Co.
3.115% FRN 2/10/21 (b)	200,000	199,622
3.500% 6/06/22	160,000	164,256
The Kroger Co.
1.500% 9/30/19	225,000	224,405
		753,338
Gas — 0.3%
ENN Energy Holdings Ltd.
3.250% 7/24/22 (a)	225,000	226,544
6.000% 5/13/21 (a)	200,000	211,101
		437,645
Health Care – Products — 0.2%
Becton Dickinson and Co.
2.404% 6/05/20	200,000	199,849
3.194% FRN 12/29/20 (b)	124,000	124,018
		323,867
Health Care – Services — 0.2%
Aetna, Inc.
2.750% 11/15/22	120,000	120,681
Anthem, Inc.
2.500% 11/21/20	150,000	150,299
		270,980
Holding Company – Diversified — 0.6%
CK Hutchison International 16 Ltd.
1.875% 10/03/21 (a)	200,000	197,488
CMHI Finance BVI Co. Ltd.
4.375% 8/06/23(a)	350,000	368,626
Swire Pacific MTN Financing Ltd.
4.500% 10/09/23(a)	350,000	375,722
		941,836
Insurance — 0.4%
AIA Group Ltd.
2.907% FRN 9/20/21 (a) (b)	300,000	299,709
Willis Towers Watson PLC
5.750% 3/15/21	315,000	330,804
		630,513
Internet — 0.9%
Alibaba Group Holding Ltd.
2.500% 11/28/19	350,000	350,159
Baidu, Inc.
3.875% 9/29/23	350,000	362,663
Tencent Holdings Ltd.
2.875% 2/11/20 (a)	250,000	250,537
2.985% 1/19/23(a)	400,000	403,204
		1,366,563
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC
4.375% 11/06/20(c)	345,000	351,279
Media — 0.4%
Comcast Corp.
3.450% 10/01/21	245,000	252,085
Sky Ltd.
3.125% 11/26/22 (a)	365,000	374,175
		626,260
Mining — 0.2%
Anglo American Capital PLC
3.750% 4/10/22 (a)	250,000	255,525
Miscellaneous—Manufacturing — 0.1%
General Electric Co.
5.300% 2/11/21	185,000	191,671
Oil & Gas — 1.3%
Bharat Petroleum Corp. Ltd.
4.375% 1/24/22 (a)	400,000	413,528
CNOOC Finance 2011 Ltd.
4.250% 1/26/21 (a)	200,000	205,206

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (continued)

	Principal Amount	Value
CNOOC Finance 2015 Australia Pty Ltd.
2.625% 5/05/20	$200,000	$200,298
Pertamina Persero PT
5.250% 5/23/21 (a)	250,000	261,735
Phillips 66
3.121% FRN 2/26/21 (b)	105,000	105,004
PTTEP Canada International Finance Ltd.
5.692% 4/05/21 (a)	240,000	252,449
Reliance Holding USA, Inc.
4.500% 10/19/20 (a)	250,000	255,606
Saudi Arabian Oil Co.
2.750% 4/16/22 (a)	350,000	353,236
		2,047,062
Pharmaceuticals — 0.5%
CVS Health Corp.
3.083% FRN 3/09/20 (b)	95,000	95,230
3.125% 3/09/20	125,000	125,478
3.173% FRN 3/09/21 (b)	105,000	105,463
3.350% 3/09/21	205,000	207,848
Medco Health Solutions, Inc.
4.125% 9/15/20	250,000	254,740
		788,759
Pipelines — 0.4%
Plains All American Pipeline LP/PAA Finance Corp.
2.600% 12/15/19	225,000	224,810
Sabine Pass Liquefaction LLC
5.625% STEP 2/01/21	200,000	207,742
Williams Cos., Inc.
3.600% 3/15/22	110,000	112,879
5.250% 3/15/20	110,000	112,032
		657,463
Real Estate — 0.4%
China Overseas Finance Cayman V Ltd.
3.950% 11/15/22 (a)	225,000	232,474
China Overseas Finance Cayman VII Ltd.
4.250% 4/26/23(a)	200,000	209,292
Vanke Real Estate Hong Kong Co. Ltd.
3.950% 12/23/19 (a)	200,000	201,132
		642,898
Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp.
2.800% 6/01/20	185,000	185,422
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.700% 9/17/19 (a)	200,000	199,991
		385,413
Retail — 0.1%
Dollar Tree, Inc.
3.288% FRN 4/17/20 (b)	190,000	190,022
Semiconductors — 0.3%
Broadcom, Inc.
3.125% 4/15/21 (a)	360,000	362,331
Microchip Technology, Inc.
3.922% 6/01/21	120,000	122,153
		484,484
Telecommunications — 0.3%
Axiata SPV2 Bhd
3.466% 11/19/20 (a)	400,000	404,390
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.200% 7/15/20 (a)	50,000	50,227
SMBC Aviation Capital Finance DAC
3.000% 7/15/22 (a)	370,000	374,651
		424,878
TOTAL CORPORATE DEBT
(Cost $24,188,423)		24,421,436

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Automobile ABS — 1.8%
Americredit Automobile Receivables Trust, Series 2016-4, Class C
2.410% 7/08/22	99,000	99,024
Avis Budget Rental Car Funding AESOP LLC
Series 2015-2A, Class A,
2.630% 12/20/21 (a)	375,000	375,986
Series 2017-2A, Class A,
2.970% 3/20/24(a)	310,000	315,466
Series 2019-1A, Class A,
3.450% 3/20/23 (a)	420,000	430,053
GM Financial Automobile Leasing Trust, Series 2017-3, Class C
2.730% 9/20/21	375,000	374,974
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3
2.810% 4/15/21 (a)	215,000	215,808
Santander Drive Auto Receivables Trust Series 2017-1, Class C,
2.580% 5/16/22	84,000	83,998
Series 2018-4, Class B,
3.270% 1/17/23	50,000	50,406
Santander Retail Auto Lease Trust, Series 2019-A, Class C
3.300% 5/22/23 (a)	280,000	282,731
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class B
2.480% 8/15/22	480,000	479,086
		2,707,532

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (continued)

	Principal Amount	Value
Commercial MBS — 0.5%
BX Commercial Mortgage Trust
Series 2018-IND, Class A, 1 mo. USD LIBOR + .750%
3.144% FRN 11/15/35 (a)	$158,364	$158,364
Series 2019-IMC, Class C,
4.040% FRN 4/15/34 (a) (b)	210,000	210,528
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM,
3.968% 8/10/47	250,000	262,225
Series 2014-UBS2, Class AM,
4.199% 3/10/47	100,000	105,540
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 3.983% FRN 4/15/32 (a) (b)	100,000	99,725
		836,382
Other ABS — 1.4%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2,
3.570% FRN 11/20/28 (a) (b)	250,000	250,005
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	95,742	97,395
CIFC Funding Ltd., Series 2015-4A, Class A1R,
3.742% FRN 10/20/27 (a) (b)	250,000	250,251
Hardee’s Funding LLC, Series 2018-1A, Class A2I
4.250% 6/20/48 (a)	94,288	96,845
Hilton Grand Vacations Trust, Series 2014-AA, Class B
2.070% 11/25/26 (a)	72,396	71,873
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R,
3.597% FRN 7/15/27 (a) (b)	250,000	247,308
OZLM VIII Ltd., Series 2014-8A, Class A1RR,
3.758% FRN 10/17/29 (a) (b)	250,000	250,191
Towd Point Mortgage Trust
Series 2017-6, Class A1,
2.750% VRN 10/25/57 (a) (b)	226,998	227,317
Series 2018-2, Class A1,
3.250% VRN 3/25/58 (a) (b)	239,247	242,794
Series 2018-5, Class A1A,
3.250% VRN 7/25/58 (a) (b)	195,141	197,941
Series 2015-6, Class A1,
3.500% VRN 4/25/55 (a) (b)	171,776	174,393
Series 2018-3, Class A1,
3.750% VRN 5/25/58 (a) (b)	107,034	110,639
		2,216,952
Student Loans ABS — 0.3%
SMB Private Education Loan Trust
Series 2016-B, Class A2A,
2.430% 2/17/32 (a)	275,758	275,505
Series 2017-A, Class A2A,
2.880% 9/15/34 (a)	158,747	160,619
		436,124
WL Collateral CMO — 3.0%
Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (b)	217,184	220,494
COLT Mortgage Loan Trust
Series 2019-2, Class A1,
3.337% VRN 5/25/49 (a) (b)	187,670	190,584
Series 2018-3, Class A2,
3.763% VRN 10/26/48 (a) (b)	169,787	173,486
Series 2018-3, Class A3,
3.865% VRN 10/26/48 (a) (b)	162,405	165,936
Deephave Residential Mortgage Trust,
Series 2019-2A, Class A1,
3.558% VRN 4/25/59 (a) (b)	167,631	168,845
GMRF Mortgage Acquisition Co., Series 19-1, Class A42
4.000% 2/25/59 (a)	146,031	145,477
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1,
3.766% VRN 6/25/48 (a) (b)	224,469	230,109
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (b)	225,280	233,387
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
3.600% 4/25/49 (a)	157,797	161,391
Sequoia Mortgage Trust Series 2017-CH1, Class A2,
3.500% VRN 8/25/47 (a) (b)	337,860	343,075
Series 2017-CH1, Class A13,
4.000% VRN 8/25/47 (a) (b)	269,167	285,641
Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (b)	105,251	107,701
Series 2018-CH3, Class A2,
4.000% VRN 8/25/48 (a) (b)	141,208	146,022
Series 2018-CH4, Class A2,
4.000% VRN 10/25/48 (a) (b)	119,823	124,864
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1
3.468% 2/25/49 (a)	155,688	157,120
Verus Securitization Trust Series 2017-2A, Class A3,
2.845% VRN 7/25/47 (a) (b)	229,070	228,331
Series 2019-2, Class A1,
3.211% VRN 4/25/59 (a) (b)	216,779	218,429

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (continued)

	Principal Amount	Value
Series 2019-INV1, Class A1, 3.402% VRN
12/25/59 (a) (b)	$153,999	$157,115
Series 2018-2, Class A1,
3.677% VRN 6/01/58 (a) (b)	187,059	191,105
Series 2017-1A, Class A3,
3.716% VRN 1/25/47 (a) (b)	183,355	186,386
Series 2019-1, Class A1,
3.836% VRN 2/25/59 (a) (b)	272,185	276,416
Series 2018-3, Class A1,
4.108% VRN 10/25/58 (a) (b)	250,807	257,410
Series 2018-INV2, Class A1FX, 4.148%
VRN 10/25/58 (a) (b)	289,566	297,099
		4,666,423

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,932,863)		10,863,413

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.1%
Collateralized Mortgage Obligations — 0.3%
Government National Mortgage Association, Series 2019-65, Class B
3.500% 5/20/49	383,582	394,313
Whole Loans — 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1,
2.854% FRN 7/25/30 (b)	416,968	415,462
Series 2018-HQA1, Class M1,
3.104% FRN 9/25/30 (b)	315,737	315,507
Series 2019-HQA2, Class M1,
3.104% FRN 4/25/49 (a) (b)	60,000	60,011
Series 2017-DNA3, Class M1,
3.154% FRN 3/25/30 (b)	401,641	402,086
Series 2018-DNA3, Class M1,
3.154% FRN 9/25/48 (a) (b)	213,080	212,859
Series 2017-HQA2, Class M1, 1 mo. USD LIBOR + .800%
3.204% FRN 12/25/29	259,319	259,234
Series 2018-DNA2, Class M1,
3.204% FRN 12/25/30 (a) (b)	290,443	290,287
Series 2019-HQA1, Class M1,
3.304% FRN 2/25/49 (a) (b)	95,000	95,097
Series 2018-SPI1, Class M1,
3.743% VRN 2/25/48 (a) (b)	145,958	147,287
Series 2018-SPI2, Class M1,
3.818% VRN 5/25/48 (a) (b)	56,158	56,462
Series 2018-SPI3, Class M1,
4.165% VRN 8/25/48 (a) (b)	70,378	71,181
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C02, Class 2M1, 3.054% FRN 8/25/30 (b)	101,055	100,997
Series 2018-C03, Class 1M1, 3.084% FRN 10/25/30 (b)	63,087	63,051
Series 2018-R07, Class 1M1, 3.154% FRN 4/25/31 (a) (b)	115,953	115,921
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.554% FRN 9/25/29	222,937	223,438
		2,828,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $3,218,442)		3,223,193

U.S. TREASURY OBLIGATIONS — 74.4%
U.S. Treasury Bonds & Notes — 74.4%
U.S. Treasury Inflation Index 0.125% 4/15/21	4,364,523	4,323,947
0.125% 1/15/22	7,058,417	7,014,043
0.125% 4/15/22	12,885,920	12,784,854
0.125% 7/15/22	13,710,110	13,668,649
0.125% 1/15/23	5,545,868	5,514,472
0.125% 7/15/24	4,528,678	4,520,776
0.250% 1/15/25	13,917,746	13,932,992
0.375% 7/15/23	932,892	940,408
0.375% 7/15/25	6,222,009	6,289,927
0.500% 4/15/24	9,482,206	9,600,589
0.625% 7/15/21	16,092,008	16,191,118
0.625% 4/15/23	8,125,492	8,221,186
0.625% 1/15/24 (d) (e)	8,650,064	8,800,669
1.125% 1/15/21	4,054,872	4,086,320
		115,889,950

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,158,244)		115,889,950

TOTAL BONDS & NOTES (Cost $152,497,972)		154,397,992

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (f)	209,000	$209,000

TOTAL MUTUAL FUNDS (Cost $209,000)		209,000
TOTAL LONG-TERM INVESTMENTS (Cost $152,706,972)		154,606,992

Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Commercial Paper — 0.2%
Campbell Soup Co.
3.197% 8/12/19 (a)	$350,000	348,879

Number of Shares
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,428	1,428

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	$735,599	735,599

TOTAL SHORT-TERM INVESTMENTS (Cost $1,085,693)		1,085,906

TOTAL INVESTMENTS — 100.0% (Cost $153,792,665) (h)		155,692,898

Other Assets/(Liabilities) — 0.0%		57,258

NET ASSETS — 100.0%		$155,750,156

Abbreviation Legend

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note

MBS	Mortgage-Backed Security

STEP	Step Up Bond

VRN	Variable Rate Note

WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $22,386,323 or 14.37% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $204,889 or 0.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).

(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $735,675. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $753,707.

(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/19	397	$85,170,230	$256,107
Short
U.S. Treasury Long Bond	9/19/19	1	$(153,436)	$(2,157)
U.S. Treasury Note 10 Year	9/19/19	30	(3,756,286)	(82,777)
U.S. Treasury Ultra 10 Year	9/19/19	26	(3,592,590)	1,340
U.S. Treasury Note 5 Year	9/30/19	92	(10,788,227)	(82,148)
				$(165,742)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.12%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/20	USD	11,100,000	$(43,462)	$-	$(43,462)
Fixed 2.17%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/21	USD	7,500,000	(78,127)	-	(78,127)
Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/03/21	USD	1,875,000	(30,420)	-	(30,420)
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	6/05/23	USD	1,700,000	(43,119)	-	(43,119)
Fixed 2.24%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	5/25/20	USD	500,000	(4,790)	-	(4,790)
Fixed 1.47%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/24/20	USD	5,200,000	11,574	-	11,574
Fixed 1.92%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	1/11/24	USD	1,500,000	(12,429)	-	(12,429)
								$(200,773)	$-	$(200,773)

Collateral for swap agreements held at Bank of America N.A. amounted to $279,180 in securities at June 30, 2019.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%

COMMON STOCK — 94.3%
Australia — 9.1%
ALS Ltd.	21,617	$112,008
Alumina Ltd. (a)	171,731	281,401
BHP Group Ltd.	102,821	2,978,588
BlueScope Steel Ltd.	17,375	147,489
Charter Hall Retail	40,526	124,506
Evolution Mining Ltd.	43,194	132,478
Fortescue Metals Group Ltd.	43,392	276,207
Goodman Group	22,519	237,996
Incitec Pivot Ltd.	42,614	102,131
Independence Group NL	70,524	234,337
New South Resources Ltd. (b)	79,580	97,864
Newcrest Mining Ltd.	25,820	580,319
Northern Star Resources Ltd.	52,374	429,463
Regis Resources Ltd.	33,648	125,109
Rio Tinto Ltd.	4,528	330,404
Saracen Mineral Holdings Ltd. (b)	117,992	305,402
Scentre Group	96,446	260,452
South32 Ltd.	242,692	542,392
		7,298,546
Austria — 0.2%
Schoeller-Bleckmann Oilfield Equipment AG	665	56,416
voestalpine AG	3,238	100,054
		156,470
Belgium — 0.1%
Umicore SA (a)	2,513	80,800
Bermuda — 0.4%
Hongkong Land Holdings Ltd.	45,400	292,849
Brazil — 1.3%
Vale SA	76,157	1,027,736
Canada — 8.8%
Agnico Eagle Mines Ltd.	8,178	419,282
Alamos Gold, Inc. Class A	25,222	152,154
Allied Properties	3,984	144,112
B2Gold Corp. (b)	13,465	40,923
Barrick Gold Corp.	85,024	1,342,023
Canadian Apartment Properties	4,423	163,336
Centerra Gold, Inc. (b)	16,504	116,198
Detour Gold Corp. (b)	12,623	159,239
Enbridge, Inc.	4,204	151,680
Encana Corp.	17,720	90,904
First Quantum Minerals Ltd.	14,993	142,425
Franco-Nevada Corp.	9,428	800,216
Kelt Exploration Ltd. (b)	10,631	31,660
Kinross Gold Corp. (b)	64,405	248,856
Kirkland Lake Gold Ltd.	17,338	746,982
Lundin Mining Corp.	19,044	104,851
Osisko Gold Royalties Ltd.	11,854	123,559
Sandstorm Gold Ltd. (b)	2,733	15,172
SEMAFO, Inc. (b)	68,259	268,960
Seven Generations Energy Ltd. Class A (b)	15,416	75,576
Suncor Energy, Inc.	4,611	143,679
TC Energy Corp.	10,073	498,815
Teck Resources Ltd. Class B	25,906	597,392
Torex Gold Resources, Inc. (b)	1,257	12,920
West Fraser Timber Co. Ltd.	3,980	181,441
Wheaton Precious Metals Corp.	10,890	263,363
		7,035,718
Finland — 0.5%
Kojamo OYJ	15,375	229,373
Wartsila OYJ Abp	10,206	148,042
		377,415
France — 2.1%
Gecina SA	1,582	236,749
Schneider Electric SE	2,302	208,809
Total SA	19,951	1,116,280
Unibail Rodamco Westfield	909	136,185
		1,698,023
Germany — 0.6%
BASF SE	1,511	109,767
SGL Carbon SE (b)	4,377	35,586
Symrise AG	1,546	148,764
thyssenkrupp AG	11,251	164,541
		458,658
Hong Kong — 1.2%
Hang Lung Properties Ltd.	93,000	221,429
Hysan Development Co. Ltd.	41,000	211,908
Sun Hung Kai Properties Ltd.	29,500	500,981
		934,318
Ireland — 0.8%
Linde PLC	3,252	653,002

Japan — 3.0%
Heiwa Real Estate Co. Ltd.	4,400	90,022
Hoshino Resorts REIT, Inc.	20	102,820
JFE Holdings, Inc.	12,200	179,598
Mitsubishi Estate Co. Ltd.	15,600	291,016
Mitsui Fudosan Co. Ltd.	16,000	388,498
Mitsui Fudosan Logistics Park, Inc.	73	248,126
Nippon Accommodations Fund, Inc.	59	330,527
Nippon Steel Corp.	23,700	407,604
Sumitomo Metal Mining Co. Ltd.	11,500	344,750
		2,382,961

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luxembourg — 1.1%
ADO Properties SA (c)	5,529	$228,720
ArcelorMittal	19,573	350,513
Orion Engineered Carbons SA	1,993	42,670
Shurgard Self Storage SA	3,835	138,700
Tenaris SA	11,637	153,109
		913,712
Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	76,200	101,633
Grupo Mexico SAB de CV Series B	55,900	148,882
Industrias Penoles SAB de CV	9,777	125,991
		376,506
Netherlands — 1.0%
Akzo Nobel NV	1,806	169,755
Koninklijke DSM NV	2,010	248,522
Schlumberger Ltd.	9,993	397,122
		815,399
Norway — 0.8%
Equinor ASA	12,931	256,189
Norsk Hydro ASA	55,875	200,543
Yara International ASA	2,842	137,945
		594,677
Peru — 0.2%
Cia de Minas Buenaventura SA Sponsored ADR	10,970	182,870
Portugal — 0.3%
Galp Energia SGPS SA	17,191	265,018
Republic of Korea — 0.5%
POSCO	1,921	406,645
Singapore — 0.5%
CapitaLand Commercial Trust	91,300	146,458
CapitaLand Mall Trust	117,800	229,292
		375,750
South Africa — 1.0%
Anglo Platinum Ltd.	3,586	213,366
AngloGold Ashanti Ltd.	15,215	272,586
Gold Fields Ltd.	29,493	161,264
Harmony Gold Mining Co. Ltd. Sponsored ADR (a) (b)	6,686	15,177
Impala Platinum Holdings Ltd. (b)	34,099	169,081
		831,474
Spain — 0.4%
Inmobiliaria Colonial SA	21,405	238,373
Vidrala SA	1,135	106,867
		345,240
Sweden — 1.7%
Boliden AB	27,326	698,860
Epiroc AB Class B	10,884	107,819
Hufvudstaden AB Class A	15,129	257,257
Lundin Petroleum AB (a)	5,329	165,844
Sandvik AB	8,846	162,532
		1,392,312
Switzerland — 0.5%
PSP Swiss Property AG Registered	3,147	367,838

United Kingdom — 8.9%
Anglo American PLC (a)	15,631	447,111
Antofagasta PLC	25,275	299,222
BHP Group PLC	34,667	884,784
BP PLC	79,106	552,826
Cairn Energy PLC (b)	37,420	82,544
Centamin PLC	66,427	96,654
Croda International PLC	3,640	236,699
Derwent London PLC	6,034	238,843
Fresnillo PLC	15,448	170,985
Glencore PLC	171,300	596,077
Grainger PLC	29,434	91,859
Great Portland Estates PLC	27,711	240,872
Mondi PLC	5,515	125,771
Rio Tinto PLC	39,327	2,426,280
Shaftesbury PLC	16,001	163,438
The UNITE Group PLC	16,901	209,350
Victrex PLC	3,444	95,038
The Weir Group PLC	5,417	106,410
		7,064,763
United States — 48.8%
Acadia Realty Trust	17,261	472,434
AGCO Corp.	1,140	88,430
Air Products & Chemicals, Inc.	2,845	644,022
Alexander & Baldwin, Inc.	8,367	193,278
Alexandria Real Estate Equities, Inc.	4,771	673,140
American Campus Communities, Inc.	14,517	670,105
American Electric Power Co., Inc.	1,625	143,016
Anadarko Petroleum Corp.	3,003	211,892
Atmos Energy Corp.	3,894	411,051
AvalonBay Communities, Inc.	7,939	1,613,046
Avery Dennison Corp.	1,274	147,376
Baker Hughes a GE Co.	5,501	135,490
Ball Corp.	6,960	487,130
Boston Properties, Inc.	2,989	385,581
Cabot Oil & Gas Corp.	7,254	166,552
Cal-Maine Foods, Inc.	1,944	81,104
Calyxt, Inc. (a) (b)	994	12,405
Camden Property Trust	7,286	760,586
Centennial Resource Development, Inc. Class A (b)	14,748	111,937
CF Industries Holdings, Inc.	4,512	210,756
Chevron Corp.	1,597	198,731
Concho Resources, Inc.	5,762	594,523
ConocoPhillips	2,796	170,556
Continental Resources, Inc. (b)	6,653	280,025

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corteva, Inc. (b)	2,028	$59,968
CubeSmart	21,815	729,494
CyrusOne, Inc.	685	39,538
Devon Energy Corp.	6,948	198,157
Diamondback Energy, Inc.	3,866	421,278
Digital Realty Trust, Inc.	1,232	145,117
Douglas Emmett, Inc.	21,408	852,895
Dow, Inc. (b)	1,841	90,780
Dril-Quip, Inc. (b)	2,279	109,392
DuPont de Nemours, Inc.	2,274	170,709
EastGroup Properties, Inc.	2,433	282,179
Entergy Corp.	1,100	113,223
EOG Resources, Inc.	6,166	574,425
EPR Properties	200	14,918
Equinix, Inc.	332	167,424
Equity Residential	18,486	1,403,457
Essex Property Trust, Inc.	4,085	1,192,534
Evergy, Inc.	2,066	124,270
Eversource Energy	2,050	155,308
Exxon Mobil Corp.	2,867	219,698
Federal Realty Investment Trust	4,281	551,222
First Industrial Realty Trust, Inc.	4,449	163,456
Flowserve Corp.	1,950	102,745
Fluor Corp.	3,210	108,145
Freeport-McMoRan, Inc.	35,297	409,798
Halliburton Co.	8,571	194,905
HCP, Inc.	3,882	124,146
Healthcare Realty Trust, Inc.	26,642	834,427
Healthcare Trust of America, Inc. Class A	23,625	648,034
Highwoods Properties, Inc.	4,964	205,013
Hilton Worldwide Holdings, Inc.	5,096	498,083
Host Hotels & Resorts, Inc.	16,100	293,342
Hudson Pacific Properties, Inc.	9,450	314,401
International Paper Co.	3,066	132,819
Jacobs Engineering Group, Inc.	1,782	150,383
Jagged Peak Energy, Inc. (b)	9,038	74,744
JBG SMITH Properties	14,136	556,110
KBR, Inc.	3,254	81,155
Kilroy Realty Corp.	4,924	363,440
Kimco Realty Corp.	9,621	177,796
Kosmos Energy Ltd.	22,749	142,636
The Macerich Co.	17,681	592,137
Magnolia Oil & Gas Corp. Class A (a) (b)	8,350	96,693
Marathon Petroleum Corp.	3,646	203,738
National Health Investors, Inc.	269	20,990
National Retail Properties, Inc.	452	23,961
Newmont Goldcorp Corp.	23,164	891,119
Newmont Goldcorp Corp.	6,230	238,915
NextEra Energy, Inc.	1,156	236,818
NiSource, Inc.	4,928	141,926
Nucor Corp.	9,359	515,681
Occidental Petroleum Corp.	10,275	516,627
Omega Healthcare Investors, Inc.	1,741	63,982
Packaging Corp. of America	1,568	149,462
Paramount Group, Inc.	9,242	129,480
Pebblebrook Hotel Trust	4,278	120,554
Phillips 66	1,433	134,043
Pioneer Natural Resources Co.	2,654	408,344
Plains GP Holdings LP Class A	4,569	114,088
PPG Industries, Inc.	2,648	309,048
Prologis, Inc.	27,361	2,191,616
PS Business Parks, Inc.	1,161	195,663
Public Storage	5,736	1,366,143
Quaker Chemical Corp.	758	153,783
Rayonier, Inc.	6,972	211,252
Realty Income Corp.	872	60,142
Regency Centers Corp.	9,967	665,198
Rexford Industrial Realty, Inc.	3,970	160,269
RPM International, Inc.	5,554	339,405
Sanderson Farms, Inc.	1,520	207,571
Sempra Energy	1,307	179,634
The Sherwin-Williams Co.	620	284,140
Simon Property Group, Inc.	4,808	768,126
SL Green Realty Corp.	9,898	795,502
Southern Copper Corp.	7,505	291,569
Spirit Realty Capital, Inc. (a)	264	11,262
Steel Dynamics, Inc.	9,209	278,112
Sunstone Hotel Investors, Inc.	28,745	394,094
Terreno Realty Corp.	12,191	597,847
The Toro Co.	2,202	147,314
Urban Edge Properties	19,378	335,821
Valero Energy Corp.	2,338	200,156
Valmont Industries, Inc.	514	65,180
Ventas, Inc.	2,892	197,668
VEREIT, Inc.	2,726	24,561
Vornado Realty Trust	8,109	519,787
Welltower, Inc.	3,223	262,771
Westlake Chemical Corp.	1,920	133,363
Weyerhaeuser Co.	14,040	369,814
WP Carey, Inc.	1,433	116,331
WPX Energy, Inc. (b)	10,294	118,484
Xcel Energy, Inc.	3,239	192,688
Xylem, Inc.	1,705	142,606
		38,940,208

TOTAL COMMON STOCK
(Cost $72,647,854)		75,268,908

PREFERRED STOCK — 0.7%
Brazil — 0.3%
Gerdau SA 2.190%	47,648	188,609

United States — 0.4%
International Flavors & Fragrances, Inc.
Convertible 6.000%	941	50,645

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NextEra Energy, Inc. Convertible 6.123%	3,125	$202,906
Sempra Energy Convertible 6.000%	773	86,182
		339,733

TOTAL PREFERRED STOCK (Cost $505,101)		528,342

TOTAL EQUITIES (Cost $73,152,955)		75,797,250

MUTUAL FUNDS — 2.1%
United States — 2.1%
Diversified Financial Services — 2.1%
Real Estate Select Sector SPDR Fund	22,189	815,890
State Street Navigator Securities Lending Prime Portfolio (d)	881,557	881,557

TOTAL MUTUAL FUNDS (Cost $1,707,042)		1,697,447

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $35,304)		36,163

TOTAL LONG-TERM INVESTMENTS (Cost $74,895,301)		77,530,860

SHORT-TERM INVESTMENTS — 3.5%
Mutual Fund — 2.2%
T. Rowe Price Government Reserve
Investment Fund	1,738,482	1,738,482

	Principal Amount	Value
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated
6/28/19, 1.250%, due 7/01/19 (e)	$997,753	$997,753

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.000% 11/07/19 (f)	80,000	79,409

TOTAL SHORT-TERM INVESTMENTS (Cost $2,815,615)		2,815,644

TOTAL INVESTMENTS — 100.6% (Cost $77,710,916) (g)		80,346,504

Other Assets/(Liabilities) — (0.6)%		(490,205)

NET ASSETS — 100.0%		$79,856,299

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $839,645 or 1.05% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.

(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $228,720 or 0.29% of net assets.

(d)	Represents investment of security lending collateral. (Note 2).

(e)	Maturity value of $997,857. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,018,523.

(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(g)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
GBP Put USD Call	Deutsche Bank AG	2/20/20	1.22	2,400,000	USD	2,400,000	$36,163	$35,304	$859

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra Bond	9/19/19	4	$(674,401)	$(35,849)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.1%
Basic Materials — 4.0%
Chemicals — 1.3%
AgroFresh Solutions, Inc. (a)	40,590	$61,290
Air Products & Chemicals, Inc.	6,148	1,391,723
American Vanguard Corp.	13,522	208,374
CF Industries Holdings, Inc.	4,793	223,882
GCP Applied Technologies, Inc. (a)	3,238	73,308
Hawkins, Inc.	4,304	186,837
Minerals Technologies, Inc.	9,529	509,897
Oil-Dri Corp. of America	5,473	186,301
Orion Engineered Carbons SA	4,961	106,215
PolyOne Corp.	7,525	236,210
PPG Industries, Inc.	5,027	586,701
Quaker Chemical Corp.	4,563	925,741
RPM International, Inc.	33,505	2,047,490
Valvoline, Inc.	29,153	569,358
Westlake Chemical Corp.	11,268	782,675
		8,096,002
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	5,775	106,780
Interfor Corp. (a)	18,400	195,866
West Fraser Timber Co. Ltd.	17,094	779,284
		1,081,930
Iron & Steel — 0.3%
Carpenter Technology Corp.	9,604	460,800
Nucor Corp.	17,021	937,857
Reliance Steel & Aluminum Co.	3,027	286,415
		1,685,072
Mining — 2.2%
Barrick Gold Corp.	153,653	2,423,108
Cameco Corp.	123,188	1,321,807
Cia de Minas Buenaventura SA Sponsored ADR	53,374	889,745
Constellium NV Class A (a)	40,312	404,732
ERO Copper Corp. (a)	20,501	347,228
Franco-Nevada Corp.	30,224	2,565,307
Franco-Nevada Corp.	10,087	856,185
Freeport-McMoRan, Inc.	59,735	693,523
Kirkland Lake Gold Ltd.	11,696	501,992
Lundin Mining Corp.	5,365	29,538
NAC Kazatomprom JSC GDR	30,548	436,836
Newmont Goldcorp Corp.	70,438	2,709,750
Northern Star Resources Ltd.	59,367	486,806
Osisko Gold Royalties Ltd.	29,876	311,410
Petra Diamonds Ltd. (a)	375,127	93,528
		14,071,495
		24,934,499
Communications — 5.0%
Chemicals — 0.0%
Realreal, Inc. (a)	3,849	111,236

Internet — 2.6%
Chewy, Inc. Class A (a)	6,252	218,820
Everquote, Inc. Class A (a)	3,609	46,917
Farfetch Ltd. Class A (a)	37,146	772,637
Fiverr International Ltd. (a)	987	29,314
IAC/InterActiveCorp (a)	17,460	3,798,074
Lightspeed POS, Inc. (a)	2,236	62,169
MercadoLibre, Inc. (a)	2,781	1,701,332
Okta, Inc. (a)	5,542	684,492
Proofpoint, Inc. (a)	14,708	1,768,637
Q2 Holdings, Inc. (a)	3,279	250,384
Shopify, Inc. Class A (a)	8,796	2,640,119
Symantec Corp.	47,564	1,034,993
Tucows, Inc. Class A (a) (b)	2,602	158,774
Upwork, Inc. (a)	3,407	54,785
Wix.com Ltd. (a)	4,466	634,619
Zendesk, Inc. (a)	27,416	2,440,846
		16,296,912
Media — 1.6%
Cable One, Inc.	3,122	3,655,831
CBS Corp. Class B	11,925	595,058
DISH Network Corp. Class A (a)	13,296	510,699
Fox Corp. Class A (a)	6,553	240,102
News Corp. Class A	158,998	2,144,883
Saga Communications, Inc. Class A	4,305	134,488
Scholastic Corp.	16,724	555,906
Viacom, Inc. Class B	66,605	1,989,491
		9,826,458

Telecommunications — 0.8%
Corning, Inc.	50,254	1,669,940
GCI Liberty, Inc. Class A (a)	34,690	2,132,047
GTT Communications, Inc. (a) (b)	21,785	383,416
Harmonic, Inc. (a)	107,786	598,212
Pagerduty, Inc. (a)	1,791	84,267
PagerDuty, Inc., Lockup Shares (Acquired 8/24/19, Cost $126,298) (c) (d) (e)	7,445	332,773
		5,200,655
		31,435,261
Consumer, Cyclical — 8.9%
Airlines — 0.3%
Alaska Air Group, Inc.	7,506	479,709
Hawaiian Holdings, Inc.	11,202	307,271
United Continental Holdings, Inc. (a)	9,844	861,842
		1,648,822

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.7%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (e)	2,546	$139,612
Levi Strauss & Co. Class A (a)	11,602	242,250
Ralph Lauren Corp.	11,272	1,280,386
Steven Madden Ltd.	11,568	392,734
Tapestry, Inc.	50,018	1,587,071
VF Corp.	6,321	552,139
		4,194,192
Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	10,874	214,109
PACCAR, Inc.	7,434	532,721
REV Group, Inc.	8,861	127,687
		874,517
Auto Parts & Equipment — 0.6%
Aptiv PLC	19,347	1,563,818
Garrett Motion, Inc. (a)	24,201	371,485
Gentherm, Inc. (a)	8,816	368,773
Horizon Global Corp. (a) (b)	26,350	94,597
Meritor, Inc. (a)	6,000	145,500
Visteon Corp. (a)	15,155	887,780
Westport Innovations, Inc. (a)	15,412	41,767
		3,473,720

Distribution & Wholesale — 0.5%
Dorman Products, Inc. (a)	4,779	416,442
IAA, Inc. (a)	6,793	263,432
KAR Auction Services, Inc.	11,398	284,950
KAR Auction Services, Inc. WI (a) (d) (h)	1,547	36,664
Pool Corp.	6,107	1,166,437
SiteOne Landscape Supply, Inc. (a) (b)	17,440	1,208,592
		3,376,517
Entertainment — 0.7%
Marriott Vacations Worldwide Corp.	2,972	286,501
Red Rock Resorts, Inc. Class A	5,315	114,166
Vail Resorts, Inc.	16,574	3,698,985
		4,099,652
Food Services — 0.1%
Aramark	13,306	479,814

Home Builders — 0.3%
Cavco Industries, Inc. (a)	5,345	842,051
LCI Industries	4,633	416,970
Skyline Champion Corp. (a)	12,822	351,067
TRI Pointe Group, Inc. (a)	38,525	461,144
		2,071,232
Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	9,520	698,482

Housewares — 0.3%
The Toro Co.	28,892	1,932,875

Leisure Time — 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	42,435	2,275,789
OneSpaWorld Holdings Ltd. (a)	10,700	165,850
		2,441,639
Lodging — 0.8%
Boyd Gaming Corp.	2,300	61,962
Hilton Worldwide Holdings, Inc.	12,618	1,233,283
Marriott International, Inc. Class A	7,527	1,055,963
MGM Resorts International	67,445	1,926,904
The St. Joe Co. (a)	52,161	901,342
		5,179,454
Retail — 3.9%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (e)	1,096	7,617
Beacon Roofing Supply, Inc. (a)	9,321	342,267
BJ’s Wholesale Club Holdings, Inc. (a)	7,023	185,407
Boot Barn Holdings, Inc. (a)	2,532	90,241
Burlington Stores, Inc. (a)	28,732	4,888,750
CarMax, Inc. (a)	7,509	652,006
Casey’s General Stores, Inc.	9,391	1,464,902
Chuy’s Holdings, Inc. (a)	9,507	217,900
Darden Restaurants, Inc.	4,379	533,056
Denny’s Corp. (a)	24,837	509,904
Dollar General Corp.	15,829	2,139,448
Dollar Tree, Inc. (a)	13,673	1,468,343
Dunkin’ Brands Group, Inc.	28,643	2,281,701
Express, Inc. (a)	19,704	53,792
Fiesta Restaurant Group, Inc. (a)	12,211	160,453
Five Below, Inc. (a)	1,815	217,836
The Gap, Inc.	22,299	400,713
Lumber Liquidators Holdings, Inc. (a) (b)	18,155	209,690
Luxfer Holdings PLC	7,743	189,858
The Michaels Cos., Inc. (a)	40,956	356,317
National Vision Holdings, Inc. (a)	4,492	138,039
Nordstrom, Inc. (b)	17,944	571,696
O’Reilly Automotive, Inc. (a)	2,480	915,914
Ollie’s Bargain Outlet Holdings, Inc. (a)	21,250	1,851,088
Papa John’s International, Inc. (b)	8,400	375,648
Red Robin Gourmet Burgers, Inc. (a)	13,147	401,904
RH (a)	1,102	127,391
Sportsman’s Warehouse Holdings, Inc. (a)	36,825	139,199
Tiffany & Co.	21,475	2,010,919
Tuesday Morning Corp. (a)	44,735	75,602
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,238	776,340
Wingstop, Inc.	5,620	532,495

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Winmark Corp.	2,201	$381,103
		24,667,539
Storage & Warehousing — 0.1%
Mobile Mini, Inc.	11,247	342,246

Textiles — 0.0%
Culp, Inc.	10,477	199,063
JG Boswell Co.	77	46,200
		245,263
		55,725,964
Consumer, Non-cyclical — 28.4%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	34,939	1,425,511
Bunge Ltd.	58,341	3,250,177
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	14,512	218,578
		4,894,266
Beverages — 0.8%
The Boston Beer Co., Inc. Class A (a)	5,128	1,937,153
Carlsberg A/S Class B	19,289	2,557,732
Coca-Cola Bottling Co. Consolidated	1,184	354,312
		4,849,197
Biotechnology — 3.0%
Abcam PLC	62,437	1,168,834
ACADIA Pharmaceuticals, Inc. (a)	10,770	287,882
Acceleron Pharma, Inc. (a)	9,730	399,708
Alder Biopharmaceuticals, Inc. (a)	28,298	333,067
Allakos, Inc. (a) (b)	1,208	52,343
Allogene Therapeutics, Inc. (a) (b)	4,511	121,120
Alnylam Pharmaceuticals, Inc. (a)	6,566	476,429
Amarin Corp. PLC Sponsored ADR (a) (b)	2,204	42,736
AnaptysBio, Inc. (a)	2,687	151,601
Argenx SE ADR (a)	9,281	1,314,004
Audentes Therapeutics, Inc. (a)	1,949	73,789
Autolus Therapeutics Plc (a) (b)	3,114	50,135
Avrobio, Inc. (a)	1,466	23,837
BeiGene Ltd. ADR (a)	1,160	143,782
Bluebird Bio, Inc. (a)	1,573	200,086
Blueprint Medicines Corp. (a)	8,656	816,520
Calyxt, Inc. (a) (b)	979	12,218
Cara Therapeutics, Inc. (a) (b)	11,719	251,958
Corteva, Inc. (a)	28,082	830,385
Crinetics Pharmaceuticals, Inc. (a)	2,258	56,450
CytomX Therapeutics, Inc. (a)	6,899	77,407
Exact Sciences Corp. (a)	11,647	1,374,812
Exelixis, Inc. (a)	8,294	177,243
Fate Therapeutics, Inc. (a)	1,269	25,761
FibroGen, Inc. (a)	3,410	154,064
Forty Seven, Inc. (a)	1,315	13,939
GlycoMimetics, Inc. (a)	8,555	101,976
Guardant Health, Inc. (a)	4,948	427,161
Homology Medicines, Inc. (a)	4,995	97,752
ImmunoGen, Inc. (a)	3,588	7,786
Immunomedics, Inc. (a) (b)	16,004	221,975
Incyte Corp. (a)	19,811	1,683,143
Insmed, Inc. (a)	21,168	541,901
Ionis Pharmaceuticals, Inc. (a)	2,750	176,743
Iovance Biotherapeutics, Inc. (a)	11,396	279,430
Krystal Biotech, Inc. (a)	2,445	98,460
Orchard Therapeutics plc (a)	12,591	176,148
PTC Therapeutics, Inc. (a)	8,328	374,760
Radius Health, Inc. (a)	16,026	390,393
Rigel Pharmaceuticals, Inc. (a)	39,289	102,544
Rocket Pharmaceuticals, Inc. (a) (b)	3,583	53,745
Sage Therapeutics, Inc. (a)	15,241	2,790,475
Scholar Rock Holding Corp. (a)	4,137	65,613
Seattle Genetics, Inc. (a)	25,880	1,791,155
Spark Therapeutics, Inc. (a)	1,248	127,770
Theravance Biopharma, Inc. (a) (b)	1,173	19,155
Ultragenyx Pharmaceutical, Inc. (a)	12,521	795,083
WaVe Life Sciences Ltd. (a)	3,125	81,531
Y-mAbs Therapeutics, Inc. (a)	1,132	25,889
Zai Lab Ltd. ADR (a)	740	25,804
		19,086,502
Commercial Services — 8.0%
Aaron’s, Inc.	27,903	1,713,523
Altus Group Ltd.	13,441	329,161
American Public Education, Inc. (a)	16,771	496,086
Avalara, Inc. (a)	1,239	89,456
Booz Allen Hamilton Holding Corp.	49,053	3,247,799
Bright Horizons Family Solutions, Inc. (a)	22,150	3,341,771
The Brink’s Co.	15,884	1,289,463
Career Education Corp. (a)	19,092	364,085
Chegg, Inc. (a)	7,033	271,404
Cintas Corp.	3,259	773,328
Clarivate Analytics Plc (a) (b)	10,500	161,490
Colliers International Group, Inc.	5,528	395,915
CoreLogic, Inc. (a)	30,477	1,274,853
CoStar Group, Inc. (a)	6,060	3,357,604
Cross Country Healthcare, Inc. (a)	13,512	126,743
Equifax, Inc.	4,002	541,231
Euronet Worldwide, Inc. (a)	3,500	588,840
Evo Payments, Inc. Class A (a)	11,083	349,447
FleetCor Technologies, Inc. (a)	6,504	1,826,648
FTI Consulting, Inc. (a)	9,508	797,151
Gartner, Inc. (a)	17,999	2,896,759
Global Payments, Inc.	6,161	986,561
Green Dot Corp. Class A (a)	10,174	497,509
HMS Holdings Corp. (a)	13,836	448,148
Huron Consulting Group, Inc. (a)	7,644	385,105

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
I3 Verticals, Inc. Class A (a)	11,359	$334,523
IHS Markit Ltd. (a)	18,888	1,203,543
MarketAxess Holdings, Inc.	4,720	1,517,102
Monro, Inc.	18,811	1,604,578
Paylocity Holding Corp. (a)	5,694	534,211
Rentokil Initial PLC	362,320	1,830,786
Rollins, Inc.	36,859	1,322,132
Rosetta Stone, Inc. (a)	19,589	448,196
Seacor Marine Holdings Inc. (a)	28,567	427,362
ServiceMaster Global Holdings, Inc. (a)	44,796	2,333,424
StoneCo Ltd. Class A (a)	18,283	540,811
Strategic Education, Inc.	14,026	2,496,628
Team, Inc. (a)	14,307	219,183
Total System Services, Inc.	9,907	1,270,771
TransUnion	50,583	3,718,356
Verisk Analytics, Inc.	12,424	1,819,619
Worldpay, Inc. Class A (a)	12,482	1,529,669
		49,700,974
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	35,864	966,535
JAND, Inc., Class A (Acquired 3/09/18, Cost $112,141) (a) (c) (d) (e)	7,135	109,158
		1,075,693
Foods — 2.6%
Cal-Maine Foods, Inc.	17,003	709,365
Campbell Soup Co.	28,304	1,134,141
Conagra Brands, Inc.	29,785	789,898
Flowers Foods, Inc.	123,472	2,873,193
Grocery Outlet Holding Corp. (a)	6,921	227,563
Kellogg Co.	3,942	211,173
The Kroger Co.	69,674	1,512,623
Nomad Foods Ltd. (a)	88,900	1,898,904
Performance Food Group Co. (a)	12,599	504,338
Post Holdings, Inc. (a)	15,121	1,572,130
Sanderson Farms, Inc.	6,133	837,523
The Simply Good Foods Co. (a)	44,302	1,066,792
Sprouts Farmers Market, Inc. (a)	29,798	562,884
Sysco Corp.	10,852	767,453
TreeHouse Foods, Inc. (a)	30,177	1,632,576
		16,300,556
Health Care – Products — 6.9%
Adaptive Biotechnologies Corp. (a)	2,114	102,106
Alcon, Inc. (a)	10,860	671,672
Alcon, Inc. (a)	11,834	734,300
AngioDynamics, Inc. (a)	4,720	92,937
AtriCure, Inc. (a)	5,425	161,882
Atrion Corp.	1,039	885,997
Avanos Medical, Inc. (a)	27,042	1,179,302
Avantor, Inc. (a)	57,890	1,105,120
Baxter International, Inc.	21,410	1,753,479
Bruker Corp.	79,510	3,971,524
The Cooper Cos., Inc.	10,922	3,679,513
DENTSPLY SIRONA, Inc.	40,292	2,351,441
GenMark Diagnostics, Inc. (a)	13,184	85,564
Hanger, Inc. (a)	15,700	300,655
Hologic, Inc. (a)	114,997	5,522,156
ICU Medical, Inc. (a)	8,254	2,079,265
IDEXX Laboratories, Inc. (a)	8,627	2,375,272
iRhythm Technologies, Inc. (a)	561	44,364
Lantheus Holdings, Inc. (a)	4,104	116,143
Nevro Corp. (a)	9,665	626,582
Novocure Ltd. (a)	2,707	171,164
NuVasive, Inc. (a)	4,900	286,846
Patterson Cos., Inc.	103,750	2,375,875
Quidel Corp. (a)	29,187	1,731,373
Sartorius Stedim Biotech	2,439	384,681
Shockwave Medical, Inc. (a) (b)	4,239	242,005
Steris PLC (a)	5,205	774,920
Teleflex, Inc.	12,194	4,038,043
Utah Medical Products, Inc.	2,215	211,975
West Pharmaceutical Services, Inc.	22,856	2,860,428
Wright Medical Group NV (a)	26,714	796,611
Zimmer Biomet Holdings, Inc.	13,978	1,645,770
		43,358,965
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	35,797	1,251,105
Amedisys, Inc. (a)	3,978	482,969
Catalent, Inc. (a)	62,965	3,413,333
The Ensign Group, Inc.	9,919	564,590
Eurofins Scientific SE	2,468	1,091,792
MEDNAX, Inc. (a)	15,189	383,218
Molina Healthcare, Inc. (a)	15,620	2,235,847
Select Medical Holdings Corp. (a)	170,817	2,710,866
U.S. Physical Therapy, Inc.	3,586	439,536
WellCare Health Plans, Inc. (a)	2,318	660,792
		13,234,048
Household Products & Wares — 0.4%
Avery Dennison Corp.	8,624	997,624
CSS Industries, Inc.	13,310	64,953
Kimberly-Clark Corp.	8,136	1,084,366
Quanex Building Products Corp.	10,245	193,528
		2,340,471
Pharmaceuticals — 3.6%
Agios Pharmaceuticals, Inc. (a)	6,487	323,572
Aimmune Therapeutics, Inc. (a)	13,899	289,377
Alkermes PLC (a)	80,264	1,809,151
Amneal Pharmaceuticals, Inc. (a)	59,311	425,260
Apellis Pharmaceuticals, Inc. (a)	720	18,245
Array BioPharma, Inc. (a)	14,721	682,024
Ascendis Pharma A/S ADR (a)	14,369	1,654,590
Cardinal Health, Inc.	28,835	1,358,128

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corvus Pharmaceuticals, Inc. (a) (b)	7,885	$29,490
Cyclerion Therapeutics, Inc. (a)	734	8,404
DexCom, Inc. (a)	13,658	2,046,515
Elanco Animal Health, Inc. (a)	82,665	2,794,077
Enanta Pharmaceuticals, Inc. (a)	2,678	225,970
G1 Therapeutics, Inc. (a)	6,131	187,976
Global Blood Therapeutics, Inc. (a)	12,902	678,645
GW Pharmaceuticals PLC ADR (a) (b)	732	126,189
Madrigal Pharmaceuticals, Inc. (a) (b)	428	44,859
Milestone Pharmaceuticals, Inc. (a)	1,886	51,205
Minerva Neurosciences, Inc. (a)	1,230	6,925
Mirati Therapeutics, Inc. (a)	1,563	160,989
Moderna, Inc. (a) (b)	232	3,396
Momenta Pharmaceuticals, Inc. (a)	25,897	322,418
MyoKardia, Inc. (a)	9,171	459,834
Neurocrine Biosciences, Inc. (a)	3,960	334,343
Odonate Therapeutics, Inc. (a)	2,234	81,965
Perrigo Co. PLC	72,144	3,435,497
PRA Health Sciences, Inc. (a)	9,030	895,325
Principia Biopharma, Inc. (a)	3,103	102,989
Reata Pharmaceuticals, Inc. Class A (a)	1,298	122,466
Rhythm Pharmaceuticals, Inc. (a)	1,518	33,396
Sarepta Therapeutics, Inc. (a)	6,915	1,050,734
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	77,988	719,829
TherapeuticsMD, Inc. (a) (b)	105,708	274,841
Tricida, Inc. (a)	11,979	472,691
Turning Point Therapeutics I (a)	4,015	163,411
Xencor, Inc. (a)	18,517	757,901
Zogenix, Inc. (a) (b)	1,476	70,523
		22,223,150
		177,063,822
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Collier Creek Holdings (a)	30,084	309,865
GS Acquisition Holdings Corp. (a)	11,763	123,512
J2 Acquisition Ltd. (a) (f)	24,937	221,316
		654,693
Energy — 4.1%
Energy – Alternate Sources — 0.2%
NextEra Energy Partners LP	12,297	593,330
REX American Resources Corp. (a)	3,179	231,749
		825,079
Oil & Gas — 3.3%
Advantage Oil & Gas Ltd. (a) (b)	80,145	99,757
Anadarko Petroleum Corp.	6,091	429,781
Apache Corp.	25,710	744,819
ARC Resources Ltd. (b)	82,877	405,667
Cabot Oil & Gas Corp.	29,536	678,146
Canadian Natural Resources Ltd.	58,189	1,569,357
Centennial Resource Development, Inc. Class A (a)	69,442	527,065
Concho Resources, Inc.	25,165	2,596,525
Continental Resources, Inc. (a)	15,168	638,421
Diamondback Energy, Inc.	4,970	541,581
Earthstone Energy, Inc. Class A (a)	19,262	117,883
EQT Corp.	179,507	2,838,006
Hess Corp.	33,323	2,118,343
Imperial Oil Ltd.	88,477	2,448,158
Jagged Peak Energy, Inc. (a)	42,167	348,721
Kelt Exploration Ltd. (a)	45,950	136,845
Kimbell Royalty Partners LP	6,426	103,780
Kosmos Energy Ltd.	33,966	212,967
Magnolia Oil & Gas Corp. Class A (a)	21,700	251,286
Matador Resources Co. (a)	22,999	457,220
Murphy Oil Corp.	33,154	817,246
Occidental Petroleum Corp.	11,474	576,913
Panhandle Oil & Gas, Inc. Class A	6,197	80,809
Pioneer Natural Resources Co.	7,595	1,168,567
Seven Generations Energy Ltd. Class A (a)	51,381	251,893
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (e)	11	57,200
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (e)	9	46,800
WPX Energy, Inc. (a)	36,134	415,902
		20,679,658
Oil & Gas Services — 0.3%
Apergy Corp. (a)	3,518	117,994
Dril-Quip, Inc. (a)	7,809	374,832
Frank’s International NV (a)	117,371	640,846
Keane Group, Inc. (a)	30,320	203,750
Ranger Energy Services, Inc. (a)	7,309	58,837
TETRA Technologies, Inc. (a)	66,023	107,617
Thermon Group Holdings, Inc. (a)	20,301	520,721
		2,024,597
Pipelines — 0.3%
Equitrans Midstream Corp. (a)	69,591	1,371,639
New Fortress Energy LLC (a)	6,188	72,462
Plains GP Holdings LP Class A	11,053	275,993
		1,720,094
		25,249,428
Financial — 16.8%
Banks — 5.5%
American Business Bank (a)	1,871	63,614
Atlantic Capital Bancshares, Inc. (a)	18,246	312,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BankUnited, Inc.	39,499	$1,332,696
BOK Financial Corp.	4,770	360,040
Bridge Bancorp, Inc.	13,951	410,996
Burke & Herbert Bank & Trust Co.	80	213,600
CenterState Bank Corp.	26,138	601,958
Columbia Banking System, Inc.	26,850	971,433
CrossFirst Bankshares, Inc. (Acquired 10/23/18-1/03/19, Cost $106,847) (a) (c) (d) (e)	7,498	106,847
East West Bancorp, Inc.	5,523	258,311
Equity Bancshares, Inc. Class A (a)	6,500	173,290
Farmers & Merchants Bank of Long Beach/Long Beach CA	24	199,200
FB Financial Corp.	20,877	764,098
Fifth Third Bancorp	118,641	3,310,084
The First Bancshares, Inc.	8,200	248,788
First Hawaiian, Inc.	7,659	198,138
Glacier Bancorp, Inc.	11,879	481,693
HarborOne Bancorp, Inc. (a)	8,407	157,463
Heritage Commerce Corp.	35,710	437,448
Heritage Financial Corp.	20,902	617,445
Home BancShares, Inc.	84,778	1,632,824
Hope Bancorp, Inc.	42,547	586,298
Howard Bancorp, Inc. (a)	8,217	124,652
Independent Bank Corp.	5,207	396,513
Independent Bank Group, Inc.	16,062	882,768
John Marshall Bancorp, Inc. (a)	6,374	89,364
Kearny Financial Corp.	39,049	518,961
Live Oak Bancshares, Inc.	33,057	566,928
National Bank Holdings Corp. Class A	17,998	653,327
Northern Trust Corp.	34,679	3,121,110
Origin Bancorp, Inc.	13,381	441,573
PCSB Financial Corp.	10,251	207,583
Pinnacle Financial Partners, Inc.	19,248	1,106,375
Ponce de Leon Federal Bank (a)	10,804	154,389
Popular, Inc.	20,000	1,084,800
Preferred Bank	9,148	432,243
Prosperity Bancshares, Inc.	14,345	947,487
Revere Bank (a)	3,205	88,779
Sandy Spring Bancorp, Inc.	1,796	62,644
Seacoast Banking Corp. of Florida (a)	20,418	519,434
Signature Bank	5,887	711,385
Sound Banking Co. (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	26,370
Sound Banking Co. (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (e)	5,369	53,690
South State Corp.	9,232	680,121
Southern First Bancshares, Inc. (a)	3,637	142,425
State Street Corp.	15,861	889,168
Sterling Bancorp, Inc.	27,929	278,452
SVB Financial Group (a)	838	188,206
Texas Capital Bancshares, Inc. (a)	10,905	669,240
Towne Bank	34,475	940,478
Webster Financial Corp.	23,205	1,108,503
Westamerica Bancorp.	21,748	1,339,894
Western Alliance Bancorp (a)	39,190	1,752,577
Wintrust Financial Corp.	6,009	439,618
		34,057,693
Diversified Financial Services — 2.3%
Afterpay Touch Group Ltd. (a)	15,528	274,904
Ally Financial, Inc.	43,285	1,341,402
Cboe Global Markets, Inc.	34,170	3,541,037
Columbia Financial, Inc. (a)	3,126	47,203
Encore Capital Group, Inc. (a) (b)	15,676	530,946
Focus Financial Partners, Inc. Class A (a)	5,256	143,541
Franklin Resources, Inc.	54,752	1,905,370
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	83,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,028	479,849
Houlihan Lokey, Inc.	8,977	399,746
OTC Markets Group, Inc. Class A	3,454	110,183
PennyMac Financial Services, Inc.	35,156	779,760
PRA Group, Inc. (a)	18,815	529,454
SLM Corp.	33,395	324,599
Synchrony Financial	38,009	1,317,772
TD Ameritrade Holding Corp.	41,244	2,058,900
Tradeweb Markets, Inc. Class A	9,400	411,814
Virtus Investment Partners, Inc.	2,557	274,622
		14,554,492
Insurance — 3.6%
Assurant, Inc.	16,714	1,778,035
Assured Guaranty Ltd.	3,698	155,612
Axis Capital Holdings Ltd.	21,229	1,266,310
Brighthouse Financial, Inc. (a)	12,990	476,603
Brown & Brown, Inc.	44,547	1,492,324
CNA Financial Corp.	37,919	1,784,847
eHealth, Inc. (a)	846	72,841
Employers Holdings, Inc.	5,058	213,802
Essent Group Ltd. (a)	6,510	305,905
Fidelity National Financial, Inc.	44,596	1,797,219
First American Financial Corp.	3,416	183,439
Goosehead Insurance, Inc. Class A (b)	4,435	211,993
The Hanover Insurance Group, Inc.	4,560	585,048
James River Group Holdings Ltd.	4,158	195,010
Kemper Corp.	14,706	1,268,981
Kinsale Capital Group, Inc.	444	40,617
Loews Corp.	45,487	2,486,774
Marsh & McLennan Cos., Inc.	11,262	1,123,384
Palomar Holdings, Inc. (a)	3,871	93,059
ProAssurance Corp.	11,108	401,110
The Progressive Corp.	6,155	491,969

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Radian Group, Inc.	41,568	$949,829
RenaissanceRe Holdings Ltd.	1,122	199,727
Safety Insurance Group, Inc.	6,784	645,362
Selective Insurance Group, Inc.	12,712	952,002
State Auto Financial Corp.	19,108	668,780
Voya Financial, Inc.	3,023	167,172
Willis Towers Watson PLC	12,354	2,366,285
		22,374,039
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	3,673	360,391
Pargesa Holding SA	11,277	869,529
		1,229,920
Private Equity — 0.1%
KKR & Co., Inc. Class A	35,221	890,035
Safeguard Scientifics, Inc. (a)	6,508	78,551
		968,586
Real Estate — 0.7%
Alexander & Baldwin, Inc.	13,111	302,864
FirstService Corp.	28,173	2,702,354
FRP Holdings, Inc. (a)	2,185	121,858
McGrath RentCorp	6,132	381,104
Realogy Holdings Corp.	60,872	440,713
Redfin Corp. (a)	16,594	298,360
		4,247,253
Real Estate Investment Trusts (REITS) — 3.7%
Acadia Realty Trust	22,223	608,244
American Assets Trust, Inc.	6,190	291,673
American Campus Communities, Inc.	22,526	1,039,800
Capstead Mortgage Corp.	14,769	123,321
Cedar Realty Trust, Inc.	95,609	253,364
Community Healthcare Trust, Inc.	2,700	106,407
CubeSmart	25,325	846,868
Douglas Emmett, Inc.	8,418	335,373
EastGroup Properties, Inc.	12,655	1,467,727
Equity Commonwealth	50,552	1,643,951
Equity Residential	20,247	1,537,152
First Industrial Realty Trust, Inc.	13,485	495,439
Healthcare Realty Trust, Inc.	22,484	704,199
JBG SMITH Properties	38,522	1,515,456
Kilroy Realty Corp.	4,289	316,571
Paramount Group, Inc.	40,333	565,065
Pebblebrook Hotel Trust	9,645	271,796
PotlatchDeltic Corp.	8,487	330,823
PS Business Parks, Inc.	9,255	1,559,745
QTS Realty Trust, Inc. Class A	5,912	273,016
Rayonier, Inc.	79,433	2,406,820
Redwood Trust, Inc.	11,409	188,591
Regency Centers Corp.	16,315	1,088,863
Rexford Industrial Realty, Inc.	13,300	536,921
Saul Centers, Inc.	7,957	446,627
Sunstone Hotel Investors, Inc.	35,506	486,787
Terreno Realty Corp.	16,854	826,520
Urstadt Biddle Properties, Inc.	214	3,659
Washington Real Estate Investment Trust	8,611	230,172
Weyerhaeuser Co.	93,725	2,468,717
		22,969,667
Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	101,587	1,398,853
FS Bancorp, Inc.	2,270	117,745
Investors Bancorp, Inc.	26,922	300,180
Meridian Bancorp, Inc.	45,097	806,785
Pacific Premier Bancorp, Inc.	18,570	573,442
WSFS Financial Corp.	21,689	895,756
		4,092,761
		104,494,411
Industrial — 14.8%
Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	27,925	1,250,202
Barnes Group, Inc.	4,908	276,517
Bombardier, Inc. Class B (a)	130,200	218,731
Cobham PLC (a)	390,425	529,366
L3 Harris Technologies, Inc. (a)	14,892	2,816,524
L3 Technologies, Inc.	2,806	687,947
Moog, Inc. Class A	3,605	337,464
MSA Safety, Inc.	2,616	275,700
Teledyne Technologies, Inc. (a)	7,409	2,029,103
Triumph Group, Inc.	40,149	919,412
		9,340,966
Building Materials — 1.5%
Armstrong World Industries, Inc.	20,571	1,999,501
Gibraltar Industries, Inc. (a)	11,934	481,656
JELD-WEN Holding, Inc. (a)	7,928	168,311
Lennox International, Inc.	6,124	1,684,100
Martin Marietta Materials, Inc.	3,835	882,472
PGT Innovations, Inc. (a)	16,060	268,523
Simpson Manufacturing Co., Inc.	5,303	352,437
Stella-Jones, Inc.	29,505	1,064,798
Summit Materials, Inc. Class A (a)	32,491	625,452
Universal Forest Products, Inc.	11,991	456,378
Vulcan Materials Co.	9,461	1,299,090
		9,282,718
Electrical Components & Equipment — 0.5%
Belden, Inc.	23,240	1,384,407
Insteel Industries, Inc.	7,589	158,003
Littelfuse, Inc.	4,642	821,216
Novanta, Inc. (a)	9,781	922,348
		3,285,974
Electronics — 2.1%
Agilent Technologies, Inc.	34,896	2,605,684

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Allegion PLC	3,942	$435,788
Badger Meter, Inc.	1,626	97,056
Brady Corp. Class A	6,693	330,099
Fortive Corp.	21,425	1,746,566
Keysight Technologies, Inc. (a)	27,542	2,473,547
Knowles Corp. (a)	29,186	534,396
Mesa Laboratories, Inc.	1,862	454,961
National Instruments Corp.	45,834	1,924,570
Resideo Technologies, Inc. (a)	6,480	142,041
Sensata Technologies Holding PLC (a)	42,445	2,079,805
Stoneridge, Inc. (a)	5,800	182,990
		13,007,503
Engineering & Construction — 0.1%
Aegion Corp. (a)	30,778	566,315
Fluor Corp.	2,100	70,749
frontdoor, Inc. (a)	493	21,470
Sarana Menara Nusantara Tbk PT	5,789,700	288,995
		947,529
Environmental Controls — 0.8%
Heritage-Crystal Clean, Inc. (a)	9,304	244,788
Stericycle, Inc. (a)	14,668	700,397
Waste Connections, Inc.	39,789	3,803,033
		4,748,218
Hand & Machine Tools — 0.2%
Colfax Corp. (a)	55,583	1,557,991

Machinery – Construction & Mining — 0.5%
Bloom Energy Corp. Class A (a) (b)	10,704	131,338
BWX Technologies, Inc.	56,486	2,942,921
		3,074,259
Machinery – Diversified — 2.7%
AGCO Corp.	11,955	927,349
Cactus, Inc. Class A (a)	5,071	167,952
Chart Industries, Inc. (a)	11,703	899,727
Cognex Corp.	2,987	143,316
CSW Industrials, Inc.	9,012	614,168
Gardner Denver Holdings, Inc. (a)	62,783	2,172,292
Graco, Inc.	25,128	1,260,923
IDEX Corp.	12,422	2,138,323
Mueller Water Products, Inc. Class A	35,923	352,764
Roper Technologies, Inc.	11,046	4,045,708
Wabtec Corp.	11,073	794,598
Xylem, Inc.	37,889	3,169,036
		16,686,156
Metal Fabricate & Hardware — 0.6%
AZZ, Inc.	10,210	469,864
CIRCOR International, Inc. (a)	11,770	541,420
Helios Technologies, Inc.	13,054	605,836
RBC Bearings, Inc. (a)	5,541	924,294
Rexnord Corp. (a)	14,167	428,127
Strattec Security Corp.	1,829	44,079
Valmont Industries, Inc.	5,408	685,789
		3,699,409
Miscellaneous – Manufacturing — 1.7%
ESCO Technologies, Inc.	15,532	1,283,254
Federal Signal Corp.	2,800	74,900
Haynes International, Inc.	8,008	254,734
Hillenbrand, Inc.	4,415	174,702
John Bean Technologies Corp.	17,301	2,095,670
Lydall, Inc. (a)	1,739	35,128
Myers Industries, Inc.	30,370	585,230
Raven Industries, Inc.	5,927	212,661
Textron, Inc.	107,488	5,701,163
		10,417,442
Packaging & Containers — 0.7%
Ball Corp.	46,070	3,224,439
Sealed Air Corp.	25,016	1,070,185
		4,294,624
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	19,769	1,667,515
CryoPort, Inc. (a)	5,498	100,723
Expeditors International of Washington, Inc.	12,340	936,113
Genesee & Wyoming, Inc. Class A (a)	8,848	884,800
International Seaways, Inc. (a)	8,147	154,793
J.B. Hunt Transport Services, Inc.	22,503	2,056,999
Kansas City Southern	10,194	1,241,833
Kirby Corp. (a)	2,953	233,287
Knight-Swift Transportation Holdings, Inc.	3,206	105,285
Landstar System, Inc.	10,321	1,114,565
Matson, Inc.	21,641	840,753
Old Dominion Freight Line, Inc.	7,949	1,186,468
Patriot Transportation Holding, Inc. (a)	1,527	25,913
Schneider National, Inc. Class B	11,423	208,356
SEACOR Holdings, Inc. (a)	9,768	464,078
Tidewater, Inc. (a)	25,186	591,367
Universal Logistics Holdings, Inc.	10,377	233,171
US Xpress Enterprises, Inc. Class A (a)	14,238	73,183
		12,119,202
		92,461,991
Technology — 9.6%
Computers — 0.7%
Cognizant Technology Solutions Corp. Class A	10,430	661,158
Conduent, Inc. (a)	17,899	171,651
Cray, Inc. (a)	3,564	124,098

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	2,042	$139,448
Cubic Corp.	20,744	1,337,573
Endava PLC Sponsored ADR (a)	9,044	363,931
Parsons Corp. (a)	12,717	468,749
Pure Storage, Inc. Class A (a)	7,175	109,562
Western Digital Corp.	23,213	1,103,778
		4,479,948
Semiconductors — 2.6%
Applied Materials, Inc.	45,351	2,036,714
AVX Corp.	47,579	789,812
Cabot Microelectronics Corp.	3,579	393,976
CTS Corp.	11,131	306,993
Cypress Semiconductor Corp.	11,443	254,492
Entegris, Inc.	56,734	2,117,313
Inphi Corp. (a)	9,272	464,527
Lattice Semiconductor Corp. (a)	75,513	1,101,735
Marvell Technology Group Ltd.	68,735	1,640,705
Maxim Integrated Products, Inc.	19,121	1,143,818
MaxLinear, Inc. (a)	11,769	275,865
Microchip Technology, Inc.	29,523	2,559,644
MKS Instruments, Inc.	2,415	188,104
Monolithic Power Systems, Inc.	1,500	203,670
Rudolph Technologies, Inc. (a)	6,050	167,162
Skyworks Solutions, Inc.	12,575	971,670
Xilinx, Inc.	11,321	1,334,972
		15,951,172
Software — 6.3%
Atlassian Corp. PLC Class A (a)	20,942	2,740,051
Black Knight, Inc. (a)	48,695	2,929,004
Ceridian HCM Holding, Inc. (a)	41,171	2,066,784
Checkr, Inc. (Acquired 6/29/18, Cost $23,511) (a) (c) (d) (e)	1,913	32,177
Cision Ltd. (a)	22,148	259,796
Computer Modelling Group Ltd.	38,861	216,035
Coupa Software, Inc. (a)	17,892	2,265,306
Covetrus, Inc. (a) (b)	11,171	273,243
Datadog Inc. (Acquired 5/07/19, Cost $29,212) (c) (d) (e)	610	29,128
The Descartes Systems Group, Inc. (a)	48,374	1,787,419
DocuSign, Inc. (a)	41,392	2,057,596
Fidelity National Information Services, Inc.	5,008	614,381
Fiserv, Inc. (a)	20,011	1,824,203
Five9, Inc. (a)	8,692	445,813
Guidewire Software, Inc. (a)	3,552	360,102
Megaport Ltd. (a) (b)	28,005	128,542
MSCI, Inc.	10,431	2,490,818
New Relic, Inc. (a)	9,547	825,911
Paycom Software, Inc. (a)	1,500	340,080
PDF Solutions, Inc. (a)	16,609	217,910
Pluralsight, Inc. Class A (a)	18,669	566,044
RealPage, Inc. (a)	22,489	1,323,478
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (e)	467	12,280
Slack Technologies, Inc. Class A (a)	6,110	229,125
Splunk, Inc. (a)	7,592	954,694
SS&C Technologies Holdings, Inc	56,195	3,237,394
Tableau Software, Inc. Class A (a)	31,930	5,301,019
Tabula Rasa HealthCare, Inc. (a) (b)	4,800	239,664
Toast, Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (e)	982	26,931
Twilio, Inc. Class A (a)	11,094	1,512,667
Veeva Systems, Inc. Class A (a)	4,707	763,052
Workday, Inc. Class A (a)	11,530	2,370,337
Workiva, Inc. (a)	11,053	642,069
Zoom Video Communications, Inc. Class A (a) (b)	403	35,782
Zynga, Inc. Class A (a)	83,888	514,233
		39,633,068
		60,064,188
Utilities — 3.4%
Electric — 2.0%
Dominion Energy, Inc.	1,873	144,820
Entergy Corp.	8,043	827,866
Eversource Energy	9,353	708,583
FirstEnergy Corp.	61,833	2,647,071
MGE Energy, Inc.	4,098	299,482
NorthWestern Corp.	8,209	592,279
PG&E Corp. (a)	89,180	2,044,006
PNM Resources, Inc.	43,606	2,219,982
Portland General Electric Co.	8,436	456,978
Sempra Energy	12,581	1,729,133
Vistra Energy Corp.	47,375	1,072,570
		12,742,770
Gas — 1.1%
Atmos Energy Corp.	9,841	1,038,816
Chesapeake Utilities Corp.	13,127	1,247,328
ONE Gas, Inc.	25,411	2,294,613
RGC Resources, Inc.	2,762	84,296
Southwest Gas Holdings, Inc.	20,794	1,863,558
		6,528,611
Water — 0.3%
California Water Service Group	15,261	772,664
Middlesex Water Co.	6,869	406,988
SJW Group	9,832	597,491
		1,777,143
		21,048,524
TOTAL COMMON STOCK
(Cost $548,765,085)		593,132,781

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.6%
Communications — 0.0%
Internet — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (c) (d) (e)	5,266	$44,816
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (c) (d) (e)	8,410	113,257
Vroom, Inc., Series G (Acquired 8/17/18, Cost $46,637) (c) (d) (e)	2,598	46,637
		204,710
Consumer, Cyclical — 0.1%
Apparel — 0.0%
Allbirds, Inc., Series A (Acquired 10/10/18, Cost $44,527) (c) (d) (e)	812	44,527
Allbirds, Inc., Series B (Acquired 10/10/18, Cost $7,787) (c) (d) (e)	142	7,787
Allbirds, Inc., Series C (Acquired 10/09/18, Cost $74,796) (c) (d) (e)	1,364	74,796
Allbirds, Inc., Series Seed (Acquired 10/10/18, Cost $23,963) (c) (d) (e)	437	23,963
		151,073
Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $32,156) (c) (d) (e)	3,480	32,156

Retail — 0.1%
1stdibs.com, Inc., Series D (Acquired 2/07/19, Cost $143,936) (c) (d) (e)	28,724	143,936
A Place for Rover Inc., Series G (Acquired 5/11/18, Cost $106,965) (c) (d) (e)	14,208	98,746
Framebridge, Inc., Series C (Acquired 6/20/18, Cost $59,454) (c) (d) (e)	17,111	59,454
JAND, Inc., Series E (Acquired 3/09/18, Cost $138,341) (c) (d) (e)	8,802	134,662
Rent the Runway, Inc., Series F (Acquired 3/21/19, Cost $67,441) (c) (d) (e)	3,017	67,441
		504,239
		687,468
Consumer, Non-cyclical — 0.2%
Agriculture — 0.1%
Bunge Ltd. (g)	3,404	330,869
Farmer’s Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (c) (d) (e)	8,198	191,081
		521,950
Biotechnology — 0.0%
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (c) (d) (e)	30,866	29,906
RAPT Therapeutics, Inc., Series C-2 (Acquired 6/07/19, Cost $16,031) (c) (d) (e)	6,993	16,031
		45,937
Commercial Services — 0.0%
ZenPayroll, Inc., Series C (Acquired 7/16/18, Cost $84,209) (c) (d) (e)	11,076	84,209

Foods — 0.0%
Roofoods, Ltd., Series G (Acquired 5/16/19, Cost $21,731) (c) (d) (e)	52	21,731
SweetGreen, Inc., Series G (Acquired 2/27/18, Cost $35,793) (c) (d) (e)	3,977	51,860
		73,591
Health Care – Products — 0.1%
Outset Medical, Inc., Series D (Acquired 8/20/18, Cost $23,275) (c) (d) (e)	7,484	23,275
Tempus Labs, Inc., Series D (Acquired 3/16/18, Cost $21,326) (c) (d) (e)	2,275	54,739
Tempus Labs, Inc., Series E (Acquired 8/23/18, Cost $29,149) (c) (d) (e)	1,741	43,012
Tempus Labs, Inc., Series F (Acquired 4/30/19, Cost $17,059) (c) (d) (e)	689	17,059
		138,085
		863,772
Financial — 0.0%
Diversified Financial Services — 0.0%
Convoy, Inc., Series C (Acquired 9/14/18, Cost $127,740) (c) (d) (e)	17,990	127,740

Insurance — 0.0%
Go Maps, Inc., Series B-1 (Acquired 5/15/19, Cost $1,626) (c) (d) (e)	127	1,626
		129,366
Industrial — 0.2%
Electronics — 0.2%
Sartorius AG 0.340%	4,249	871,126

Technology — 0.1%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (c) (d) (e)	6,566	57,649

Internet — 0.1%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (c) (d) (e)	1,767	14,984
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (c) (d) (e)	197	5,403
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (c) (d) (e)	12,463	341,792

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (c) (d) (e)	1,477	$40,506
		402,685
Software — 0.0%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (c) (d) (e)	7,811	131,381
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,782) (c) (d) (e)	11,678	22,782
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (c) (d) (e)	3,743	117,981
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (c) (d) (e)	10	263
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (c) (d) (e)	4,744	124,743
		397,150
		857,484

TOTAL PREFERRED STOCK
(Cost $3,166,466)		3,613,926

TOTAL EQUITIES
(Cost $551,931,551)		596,746,707

	Principal Amount
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Internet — 0.0%
Blue Nile, Inc. Term Loan, 3 mo. LIBOR + 6.500%, 9.022% 8/30/19	$36,923	32,493
Uber Technologies Term Loan, 1 mo. LIBOR + 4.000%, 6.410% 7/15/19	44,550	44,531

TOTAL BANK LOANS
(Cost $81,723)		77,024

TOTAL BONDS & NOTES (Cost $81,723)		77,024

WARRANTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Sound Banking Co. Expires 1/05/24, (Acquired 5/06/19, Cost $0) (c) (d) (e)	800	—

Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. Expires 10/28 (Acquired 10/15/18, Cost $0) (c) (d) (e)	1,432	5,341
		5,341

TOTAL WARRANTS
(Cost $0)		5,341

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Prime Portfolio (i)	5,152,237	5,152,237

TOTAL MUTUAL FUNDS
(Cost $5,152,237)		5,152,237

TOTAL LONG-TERM INVESTMENTS
(Cost $557,165,511)		601,981,309

SHORT-TERM INVESTMENTS — 4.1%
Mutual Fund — 3.9%
T. Rowe Price Government Reserve Investment Fund	24,484,910	24,484,910

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp. Repurchase Agreement, dated 6/28/19, 1.25%, due 7/01/19 (j)	$1,494,906	1,494,906

TOTAL SHORT-TERM INVESTMENTS
(Cost $25,979,816)		25,979,816

TOTAL INVESTMENTS — 100.6%
(Cost $583,145,327) (k)		627,961,125

Other Assets/(Liabilities) — (0.6)%		(4,012,698)

NET ASSETS — 100.0%		$623,948,427

Abbreviation Legend

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $4,998,657 or 0.80% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $3,736,487 or 0.60% of net assets.

(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2019, these securities amounted to a value of $3,699,823 or 0.59% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $221,316 or 0.04% of net assets.

(g)	Security is perpetual and has no stated maturity date.

(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(i)	Represents investment of security lending collateral. (Note 2).

(j)	Maturity value of $1,495,061. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,527,785.

(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 4.9%
Pass-Through Securities — 4.9%
Government National Mortgage Association II
Pool #MA4588 4.500% 7/20/47	$524,225	$551,112
Pool #MA5265 4.500% 6/20/48	185,852	194,441
Pool #MA5711 4.500% 1/20/49	1,300,216	1,357,557
Pool #MA4781 5.000% 10/20/47	235,272	247,944
Pool #MA4840 5.000% 11/20/47	159,297	167,479
Pool #MA5653 5.000% 12/20/48	750,794	786,071
Government National Mortgage Association II TBA Pool #1767 4.000% 5/01/48 (a)	2,218,000	2,299,442
Pool #1207 4.500% 8/01/48 (a)	925,000	964,240
Pool #1486 5.000% 8/01/48 (a)	297,000	310,458
		6,878,744
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $6,836,760)		6,878,744

U.S. TREASURY OBLIGATIONS — 93.0%
U.S. Treasury Bonds & Notes — 93.0%
U.S. Treasury Bond 2.250% 8/15/46	2,505,000	2,366,286
2.500%2/15/45	4,230,000	4,214,402
2.500%2/15/46	4,300,000	4,277,089
2.500%5/15/46	3,925,000	3,902,431
2.750%8/15/42	2,300,000	2,412,880
2.750%11/15/42	2,150,000	2,253,402
2.750%8/15/47	5,110,000	5,332,684
2.750%11/15/47	4,360,000	4,550,750
2.875%5/15/43	3,000,000	3,208,219
2.875%8/15/45	1,775,000	1,897,198
2.875%11/15/46	1,700,000	1,819,106
3.000%5/15/42	2,175,000	2,381,149
3.000%11/15/44	3,900,000	4,260,262
3.000%5/15/45	5,550,000	6,069,358
3.000%11/15/45	3,800,000	4,158,269
3.000%2/15/47	760,000	833,435
3.000%5/15/47 (b)	6,100,000	6,681,311
3.000%2/15/48	5,955,000	6,522,958
3.000%8/15/48	5,370,000	5,889,296
3.000%2/15/49	3,100,000	3,405,253
3.125%11/15/41	2,045,000	2,288,387
3.125%2/15/42	1,495,000	1,671,433
3.125%2/15/43	2,680,000	2,988,702
3.125%8/15/44	3,430,000	3,826,487
3.125%5/15/48	5,045,000	5,661,436
3.375%5/15/44	1,450,000	1,684,923
3.375%11/15/48	800,000	941,750
3.500%2/15/39	2,420,000	2,873,712
3.625%8/15/43	2,350,000	2,836,193
3.625%2/15/44	3,725,000	4,500,964
3.750%11/15/43	3,200,000	3,939,700
4.250%11/15/40	3,900,000	5,116,190
4.375%2/15/38	725,000	958,144
4.375%11/15/39	350,000	465,248
4.375%5/15/40	2,560,000	3,408,000
4.375%5/15/41	450,000	600,806
4.500%2/15/36	700,000	923,377
4.500%5/15/38	760,000	1,020,609
4.625%2/15/40	380,000	521,609
4.750%2/15/37	1,000,000	1,368,922
U.S. Treasury Note 2.250% 4/30/24	3,250,000	3,323,836
2.875%5/15/28	1,250,000	1,342,227
2.875%8/15/28	300,000	322,397
2.875%5/15/49	2,295,000	2,462,248
		131,483,038
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $118,808,882)		131,483,038

TOTAL BONDS & NOTES
(Cost $125,645,642)		138,361,782

TOTAL LONG-TERM INVESTMENTS
(Cost $125,645,642)		138,361,782

Number of Shares
SHORT-TERM INVESTMENTS — 4.2%
Mutual Fund — 3.5%
T. Rowe Price Government Reserve Investment Fund	4,852,629	4,852,629

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (c)	$1,034,768	1,034,768

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,887,397)		5,887,397

TOTAL INVESTMENTS — 102.1%
(Cost $131,533,039) (d)		144,249,179

Other Assets/(Liabilities) — (2.1)%		(2,898,890)
NET ASSETS — 100.0%		$141,350,289

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

Abbreviation Legend

TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(c)	Maturity value of $1,034,876. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,059,264.

(d)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/19/19	77	$11,458,266	$522,453
U.S. Treasury Ultra Bond	9/19/19	8	1,396,699	23,801
U.S. Treasury Note 2 Year	9/30/19	60	12,895,782	14,999
U.S. Treasury Note 5 Year	9/30/19	60	7,095,859	(6,484)
				$554,769
Short
U.S. Treasury Note 10 Year	9/19/19	13	$(1,627,724)	$(35,870)
U.S. Treasury Ultra 10 Year	9/19/19	23	(3,162,108)	(14,767)
				$(50,637)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 40.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	619,777	$5,894,077
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	39,155	415,045
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	285,989	3,303,176
MM S&P 500 Index Fund, Class I (a)	553,992	9,761,343
		19,373,641
Fixed Income Funds — 60.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	832,625	8,634,318
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	179,996	1,816,160
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,379,127	14,136,055
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	112,678	1,280,019
State Street Institutional U.S. Government Money Market Fund	137,013	137,013
T. Rowe Price Dynamic Global Bond Fund, Class I	147,523	1,388,189
T. Rowe Price High Yield Fund, Inc. Class I	88,251	581,571
T. Rowe Price Institutional Floating Rate Fund	36,602	360,161
T. Rowe Price Institutional High Yield Fund	82,274	720,717
		29,054,203
TOTAL MUTUAL FUNDS
(Cost $47,385,804)		48,427,844

TOTAL LONG-TERM INVESTMENTS
(Cost $47,385,804)		48,427,844

TOTAL INVESTMENTS — 100.1%
(Cost $47,385,804) (b)		48,427,844

Other Assets/(Liabilities) — (0.1)%		(49,737)

NET ASSETS — 100.0%		$48,378,107

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 36.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	290,769	$2,765,216
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	18,499	196,088
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	132,520	1,530,605
MM S&P 500 Index Fund, Class I (a)	259,288	4,568,658
		9,060,567
Fixed Income Funds — 63.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	639,956	6,636,343
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	140,963	1,422,319
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	446,881	4,580,535
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	84,478	959,673
State Street Institutional U.S. Government Money Market Fund	53,946	53,946
T. Rowe Price Dynamic Global Bond Fund, Class I	115,433	1,086,224
T. Rowe Price High Yield Fund, Inc. Class I	68,667	452,513
T. Rowe Price Institutional Floating Rate Fund	27,775	273,308
T. Rowe Price Institutional High Yield Fund	64,005	560,687
		16,025,548
TOTAL MUTUAL FUNDS
(Cost $24,153,177)		25,086,115

TOTAL LONG-TERM INVESTMENTS
(Cost $24,153,177)		25,086,115

TOTAL INVESTMENTS — 100.1%
(Cost $24,153,177) (b)		25,086,115

Other Assets/(Liabilities) — (0.1)%		(30,768)

NET ASSETS — 100.0%		$25,055,347

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 41.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,745,176	$16,596,627
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	109,816	1,164,051
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	796,052	9,194,400
MM S&P 500 Index Fund, Class I (a)	1,564,432	27,565,284
		54,520,362
Fixed Income Funds — 58.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,146,012	32,624,146
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	670,325	6,763,582
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,031,956	20,827,548
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	445,840	5,064,740
State Street Institutional U.S. Government Money Market Fund	372,926	372,926
T. Rowe Price Dynamic Global Bond Fund, Class I	562,603	5,294,093
T. Rowe Price High Yield Fund, Inc. Class I	327,656	2,159,253
T. Rowe Price Institutional Floating Rate Fund	138,056	1,358,467
T. Rowe Price Institutional High Yield Fund	306,891	2,688,361
		77,153,116
TOTAL MUTUAL FUNDS
(Cost $129,787,008)		131,673,478

TOTAL LONG-TERM INVESTMENTS
(Cost $129,787,008)		131,673,478

TOTAL INVESTMENTS — 100.0%
(Cost $129,787,008) (b)		131,673,478

Other Assets/(Liabilities) — (0.0)%		(64,962)

NET ASSETS — 100.0%		$131,608,516

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 48.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,952,015	$18,563,665
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	689,697	7,772,888
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	125,733	1,332,771
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	919,856	10,624,334
MM S&P 500 Index Fund, Class I (a)	1,310,359	23,088,533
		61,382,191
Fixed Income Funds — 51.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,730,646	28,316,796
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	556,705	5,617,155
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,663,696	17,052,883
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	424,152	4,818,372
State Street Institutional U.S. Government Money Market Fund	334,841	334,841
T. Rowe Price Dynamic Global Bond Fund, Class I	494,825	4,656,303
T. Rowe Price High Yield Fund, Inc. Class I	273,316	1,801,155
T. Rowe Price Institutional Floating Rate Fund	118,767	1,168,666
T. Rowe Price Institutional High Yield Fund	260,909	2,285,559
		66,051,730

TOTAL MUTUAL FUNDS
(Cost $124,350,606)		127,433,921

TOTAL LONG-TERM INVESTMENTS
(Cost $124,350,606)		127,433,921

TOTAL INVESTMENTS — 100.0%
(Cost $124,350,606) (b)		127,433,921

Other Assets/(Liabilities) — (0.0)%		(52,987)

NET ASSETS — 100.0%		$127,380,934

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 57.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,451,165	$118,410,575
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,634,400	74,769,687
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	820,075	8,692,793
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,831,733	67,356,520
MM S&P 500 Index Fund, Class I (a)	6,920,609	121,941,125
		391,170,700
Fixed Income Funds — 42.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	12,950,872	134,300,546
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,646,052	26,698,665
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,269,186	54,009,157
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	2,177,655	24,738,159
State Street Institutional U.S. Government Money Market Fund	1,959,885	1,959,885
T. Rowe Price Dynamic Global Bond Fund, Class I	2,316,773	21,800,831
T. Rowe Price High Yield Fund, Inc. Class I	1,284,749	8,466,495
T. Rowe Price Institutional Floating Rate Fund	546,287	5,375,461
T. Rowe Price Institutional High Yield Fund	1,171,871	10,265,593
		287,614,792

TOTAL MUTUAL FUNDS
(Cost $664,602,924)		678,785,492

TOTAL LONG-TERM INVESTMENTS
(Cost $664,602,924)		678,785,492

TOTAL INVESTMENTS — 100.0%
(Cost $664,602,924) (b)		678,785,492

Other Assets/(Liabilities) — (0.0)%		(263,990)

NET ASSETS — 100.0%		$678,521,502

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 66.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,145,232	$96,481,156
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,795,119	87,850,991
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	662,474	7,022,223
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,778,080	55,186,820
MM S&P 500 Index Fund, Class I (a)	4,140,845	72,961,686
		319,502,876
Fixed Income Funds — 33.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,924,452	82,176,568
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,464,120	14,772,970
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,138,937	21,924,109
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,460,888	16,595,683
State Street Institutional U.S. Government Money Market Fund	764,144	764,144
T. Rowe Price Dynamic Global Bond Fund, Class I	1,392,492	13,103,346
T. Rowe Price High Yield Fund, Inc. Class I	787,359	5,188,696
T. Rowe Price Institutional Floating Rate Fund	301,164	2,963,449
T. Rowe Price Institutional High Yield Fund	605,499	5,304,175
		162,793,140

TOTAL MUTUAL FUNDS
(Cost $469,052,995)		482,296,016

TOTAL LONG-TERM INVESTMENTS
(Cost $469,052,995)		482,296,016

TOTAL INVESTMENTS — 100.0%
(Cost $469,052,995) (b)		482,296,016

Other Assets/(Liabilities) — (0.0)%		(173,201)

NET ASSETS — 100.0%		$482,122,815

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 74.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	26,133,854	$248,532,951
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	24,671,419	278,046,891
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,718,872	18,220,039
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,301,051	142,077,140
MM S&P 500 Index Fund, Class I (a)	7,835,826	138,067,252
		824,944,273
Fixed Income Funds — 25.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	14,759,723	153,058,326
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,672,807	26,968,622
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,269,857	23,266,037
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	3,106,267	35,287,191
State Street Institutional U.S. Government Money Market Fund	1,011,376	1,011,376
T. Rowe Price Dynamic Global Bond Fund, Class I	2,580,069	24,278,448
T. Rowe Price High Yield Fund, Inc. Class I	1,324,734	8,730,000
T. Rowe Price Institutional Floating Rate Fund	542,052	5,333,792
T. Rowe Price Institutional High Yield Fund	1,121,787	9,826,854
		287,760,646

TOTAL MUTUAL FUNDS
(Cost $1,082,644,656)		1,112,704,919

TOTAL LONG-TERM INVESTMENTS
(Cost $1,082,644,656)		1,112,704,919

TOTAL INVESTMENTS — 100.0%
(Cost $1,082,644,656) (b)		1,112,704,919

Other Assets/(Liabilities) — (0.0)%		(414,625)

NET ASSETS — 100.0%		$1,112,290,294

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 80.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,160,353	$106,134,957
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,798,346	132,967,362
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	731,763	7,756,690
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,240,115	60,523,323
MM S&P 500 Index Fund, Class I (a)	2,521,723	44,432,759
		351,815,091
Fixed Income Funds — 19.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,649,041	48,210,553
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	754,831	7,616,245
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,072,737	12,186,288
State Street Institutional U.S. Government Money Market Fund	1,020,541	1,020,541
T. Rowe Price Dynamic Global Bond Fund, Class I	801,773	7,544,682
T. Rowe Price High Yield Fund, Inc. Class I	403,352	2,658,091
T. Rowe Price Institutional Floating Rate Fund	155,719	1,532,278
T. Rowe Price Institutional High Yield Fund	296,988	2,601,617
		83,370,295

TOTAL MUTUAL FUNDS
(Cost $421,319,593)		435,185,386

TOTAL LONG-TERM INVESTMENTS
(Cost $421,319,593)		435,185,386

TOTAL INVESTMENTS — 100.0%
(Cost $421,319,593) (b)		435,185,386

Other Assets/(Liabilities) — (0.0)%		(160,758)

NET ASSETS — 100.0%		$435,024,628

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 86.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	22,561,492	$214,559,790
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	25,971,788	292,702,049
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,477,820	15,664,888
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,553,549	121,893,487
MM S&P 500 Index Fund, Class I (a)	3,708,726	65,347,749
		710,167,963
Fixed Income Funds — 14.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,418,628	66,561,170
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	902,439	9,105,605
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,788,619	20,318,713
State Street Institutional U.S. Government Money Market Fund	1,571,774	1,571,774
T. Rowe Price Dynamic Global Bond Fund, Class I	1,073,710	10,103,607
T. Rowe Price High Yield Fund, Inc. Class I	442,484	2,915,970
T. Rowe Price Institutional Floating Rate Fund	181,360	1,784,585
T. Rowe Price Institutional High Yield Fund	347,291	3,042,269
		115,403,693

TOTAL MUTUAL FUNDS
(Cost $798,959,043)		825,571,656

TOTAL LONG-TERM INVESTMENTS
(Cost $798,959,043)		825,571,656

TOTAL INVESTMENTS — 100.0%
(Cost $798,959,043) (b)		825,571,656

Other Assets/(Liabilities) — (0.0)%		(312,761)

NET ASSETS — 100.0%		$825,258,895

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 89.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,102,949	$86,569,042
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,936,470	123,254,014
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	592,530	6,280,822
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,266,538	49,278,514
MM S&P 500 Index Fund, Class I (a)	1,226,969	21,619,202
		287,001,594
Fixed Income Funds — 10.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,801,328	18,679,775
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	218,392	2,203,574
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	565,773	6,427,176
State Street Institutional U.S. Government Money Market Fund	803,845	803,845
T. Rowe Price Dynamic Global Bond Fund, Class I	307,889	2,897,239
T. Rowe Price High Yield Fund, Inc. Class I	106,751	703,489
T. Rowe Price Institutional Floating Rate Fund	45,114	443,924
T. Rowe Price Institutional High Yield Fund	81,915	717,573
		32,876,595

TOTAL MUTUAL FUNDS
(Cost $308,432,329)		319,878,189

TOTAL LONG-TERM INVESTMENTS
(Cost $308,432,329)		319,878,189

TOTAL INVESTMENTS — 100.0%
(Cost $308,432,329) (b)		319,878,189

Other Assets/(Liabilities) — (0.0)%		(128,728)

NET ASSETS — 100.0%		$319,749,461

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 89.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,737,295	$130,641,678
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	16,522,093	186,203,986
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	894,251	9,479,058
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,451,946	74,519,978
MM S&P 500 Index Fund, Class I (a)	1,849,938	32,595,909
		433,440,609
Fixed Income Funds — 10.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,704,327	28,043,873
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	351,695	3,548,603
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	870,088	9,884,196
State Street Institutional U.S. Government Money Market Fund	1,222,092	1,222,092
T. Rowe Price Dynamic Global Bond Fund, Class I	465,447	4,379,860
T. Rowe Price High Yield Fund, Inc. Class I	152,299	1,003,653
T. Rowe Price Institutional Floating Rate Fund	83,310	819,769
T. Rowe Price Institutional High Yield Fund	124,057	1,086,744
		49,988,790

TOTAL MUTUAL FUNDS
(Cost $466,499,095)		483,429,399

TOTAL LONG-TERM INVESTMENTS
(Cost $466,499,095)		483,429,399

TOTAL INVESTMENTS — 100.0%
(Cost $466,499,095) (b)		483,429,399

Other Assets/(Liabilities) — (0.0)%		(183,262)

NET ASSETS — 100.0%		$483,246,137

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 89.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,423,121	$42,063,876
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	5,324,254	60,004,348
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	288,325	3,056,249
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,086,249	24,096,180
MM S&P 500 Index Fund, Class I (a)	595,990	10,501,347
		139,722,000
Fixed Income Funds — 10.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	869,522	9,016,940
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	107,388	1,083,547
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	282,643	3,210,820
State Street Institutional U.S. Government Money Market Fund	386,194	386,194
T. Rowe Price Dynamic Global Bond Fund, Class I	152,284	1,432,993
T. Rowe Price High Yield Fund, Inc. Class I	48,719	321,057
T. Rowe Price Institutional Floating Rate Fund	25,204	248,008
T. Rowe Price Institutional High Yield Fund	39,688	347,663
		16,047,222

TOTAL MUTUAL FUNDS
(Cost $149,895,518)		155,769,222

TOTAL LONG-TERM INVESTMENTS
(Cost $149,895,518)		155,769,222

TOTAL INVESTMENTS — 100.0%
(Cost $149,895,518) (b)		155,769,222

Other Assets/(Liabilities) — (0.0)%		(71,764)

NET ASSETS — 100.0%		$155,697,458

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	784,402	$7,459,659
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	941,632	10,612,194
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	51,029	540,911
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	367,966	4,250,002
MM S&P 500 Index Fund, Class I (a)	105,130	1,852,385
		24,715,151
Fixed Income Funds — 10.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	153,574	1,592,564
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	19,273	194,465
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	50,131	569,492
State Street Institutional U.S. Government Money Market Fund	72,273	72,273
T. Rowe Price Dynamic Global Bond Fund, Class I	27,291	256,812
T. Rowe Price High Yield Fund, Inc. Class I	8,435	55,589
T. Rowe Price Institutional Floating Rate Fund	4,025	39,604
T. Rowe Price Institutional High Yield Fund	7,142	62,563
		2,843,362

TOTAL MUTUAL FUNDS
(Cost $26,376,782)		27,558,513

TOTAL LONG-TERM INVESTMENTS
(Cost $26,376,782)		27,558,513

TOTAL INVESTMENTS — 100.1%
(Cost $26,376,782) (b)		27,558,513

Other Assets/(Liabilities) — (0.1)%		(35,181)

NET ASSETS — 100.0%		$27,523,332

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“MM Select BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund (the “MM RetireSMART Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM RetireSMART Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM RetireSMART Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Basis of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2019, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $576,840,340, of which approximately $5,416,576 or approximately 0.94%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fundamental Value Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2019. The MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2019. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$-	$8,773,826	$-	$8,773,826
Corporate Debt	-	230,684,992	-	230,684,992
Municipal Obligations	-	13,240,454	-	13,240,454
Non-U.S. Government Agency Obligations	-	126,593,403	-	126,593,403
Sovereign Debt Obligations	-	1,263,895	-	1,263,895
U.S. Government Agency Obligations and Instrumentalities	-	268,172,967	-	268,172,967
U.S. Treasury Obligations	-	219,514,849	-	219,514,849
Mutual Funds	11,442,903	-	-	11,442,903
Short-Term Investments	-	56,388,496	-	56,388,496
Total Investments	$11,442,903	$924,632,882	$-	$936,075,785
Asset Derivatives
Futures Contracts	$2,228,223	$-	$-	$2,228,223
Swap Agreements	-	915,196	-	915,196
Total	$2,228,223	$915,196	$-	$3,143,419
Liability Derivatives
Futures Contracts	$(84,508)	$-	$-	$(84,508)
Swap Agreements	-	(838,882)	-	(838,882)
Total	$(84,508)	$(838,882)	$-	$(923,390)

Strategic Bond Fund
Asset Investments
Preferred Stock	$128,293	$-	$-	$128,293
Bank Loans	-	22,702,196	-	22,702,196
Corporate Debt	-	219,624,851	-	219,624,851
Municipal Obligations	-	189,780	-	189,780
Non-U.S. Government Agency Obligations	-	73,522,418	-	73,522,418
Sovereign Debt Obligations	-	47,648,845	-	47,648,845
U.S. Government Agency Obligations and Instrumentalities	-	231,307,594	-	231,307,594
U.S. Treasury Obligations	-	102,440,251	-	102,440,251
Purchased Options	209,819	320,946	-	530,765
Mutual Funds	1,795,468	-	-	1,795,468
Short-Term Investments	-	46,047,598	-	46,047,598
Total Investments	$2,133,580	$743,804,479	$-	$745,938,059
Asset Derivatives
Forward Contracts	$-	$1,352,039	$-	$1,352,039
Futures Contracts	7,318,431	-	-	7,318,431
Swap Agreements	-	3,580,960	-	3,580,960
Total	$7,318,431	$4,932,999	$-	$12,251,430

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(343,159)	$-	$(343,159)
Futures Contracts	(3,108,134)	-	-	(3,108,134)
Swap Agreements	-	(8,093,305)	-	(8,093,305)
Written Options	(404,845)	(12,982)	-	(417,827)
Total	$(3,512,979)	$(8,449,446)	$-	$(11,962,425)

MM Select BlackRock Global Allocation Fund
Asset Investments
Common Stock*
Argentina	$20,650	$-	$-	$20,650
Australia	-	1,337,450	451,042	1,788,492
Bermuda	-	668,885	-	668,885
Brazil	3,176,924	-	-	3,176,924
Canada	9,562,974	-	-	9,562,974
Cayman Islands	3,461,863	4,059,577	-	7,521,440
Chile	137,747	-	-	137,747
China	-	541,043	-	541,043
Czech Republic	-	189,194	-	189,194
Denmark	-	644,468	-	644,468
Finland	-	47,333	-	47,333
France	45,190	16,000,614	-	16,045,804
Germany	-	8,898,168	-	8,898,168
Hong Kong	-	4,306,480	-	4,306,480
India	-	5,647,779	-	5,647,779
Indonesia	-	236,999	-	236,999
Ireland	388,283	-	-	388,283
Italy	-	3,245,420	-	3,245,420
Japan	-	37,406,642	-	37,406,642
Liberia	72,968	-	-	72,968
Malaysia	-	91,191	-	91,191
Mexico	68,324	-	-	68,324
Netherlands	354,599	7,606,617	-	7,961,216
Norway	-	4,042	-	4,042
Panama	52,462	-	-	52,462
Portugal	-	166,339	-	166,339
Republic of Korea	-	2,624,619	-	2,624,619
Singapore	-	2,933,390	-	2,933,390
South Africa	-	40,171	-	40,171
Spain	-	2,979,310	-	2,979,310
Sweden	-	147,040	-	147,040
Switzerland	1,527,250	5,404,065	-	6,931,315
Taiwan	-	7,427,072	-	7,427,072
Thailand	875,407	274,252	-	1,149,659
Turkey	-	8,895	-	8,895
United Kingdom	3,390,392	13,201,736	-	16,592,128
United States	177,090,301	159,704	2,910,055	180,160,060
Preferred Stock*
Brazil	368,424	-	-	368,424
Germany	-	1,703,765	-	1,703,765

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MM Select BlackRock Global Allocation Fund (Continued)
Asset Investments (Continued)
Preferred Stock* (Continued)
Italy	$-	$24,217	$-		$24,217
Republic of Korea	-	12,682	-		12,682
United States	1,281,563	-	1,592,250		2,873,813
Bank Loans	-	781,441	-		781,441
Corporate Debt	-	36,829,792	2,208,944		39,038,736
Sovereign Debt Obligations	-	25,531,504	-		25,531,504
U.S. Treasury Obligations	-	136,052,473	-		136,052,473
Mutual Funds	45,330,507	-	-		45,330,507
Purchased Options	-	2,934,759	-		2,934,759
Short-Term Investments	-	36,518,679	-		36,518,679
Total Investments	$247,205,828	$366,687,807	$7,162,291		$621,055,926
Liability Investments
Equities Sold Short	$-	$(350,805)	$-		$(350,805)

Asset Derivatives
Forward Contracts	$-	$463,796	$-		$463,796
Futures Contracts	39,089	-	-		39,089
Swap Agreements	-	106,737	-		106,737
Total	$39,089	$570,533	$-		$609,622
Liability Derivatives
Forward Contracts	$-	$(319,648)	$-		$(319,648)
Futures Contracts	(40,293)	-	-		(40,293)
Swap Agreements	-	(32,244)	-		(32,244)
Written Options	-	(2,447,754)	-		(2,447,754)
Total	$(40,293)	$(2,799,646)	$-		$(2,839,939)

Diversified Value Fund
Asset Investments
Common Stock	$338,427,757	$5,877,048 *	$-		$344,304,805
Preferred Stock	4,108,817	-	-		4,108,817
Rights	-	-	-	+**	-
Corporate Debt	-	544,355	-		544,355
Mutual Funds	1,823,826	-	-		1,823,826
Short-Term Investments	103	2,944,807	-		2,944,910
Total Investments	$344,360,503	$9,366,210	$-		$353,726,713

S&P 500 Index Fund
Asset Investments
Common Stock	$3,338,392,883	$-	$-		$3,338,392,883
Mutual Funds	2,206,495	-	-		2,206,495
Short-Term Investments	-	34,496,084	-		34,496,084
Total Investments	$3,340,599,378	$34,496,084	$-		$3,375,095,462

Asset Derivatives
Futures Contracts	$191,497	$-	$-		$191,497

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Equity Opportunities Fund
Asset Investments
Common Stock	$609,941,744	$28,973,902	*	$-		$638,915,646
Preferred Stock	6,156,594	-		-		6,156,594
Corporate Debt	-	711,668		-		711,668
Short-Term Investments	1,038	13,637,134		-		13,638,172
Total Investments	$616,099,376	$43,322,704		$-		$659,422,080

Fundamental Growth Fund
Asset Investments
Common Stock	$136,957,672	$1,340,226	*	$-		$138,297,898
Short-Term Investments	-	1,929,621		-		1,929,621
Total Investments	$136,957,672	$3,269,847		$-		$140,227,519

Blue Chip Growth Fund
Asset Investments
Common Stock	$3,112,580,963	$80,757,991	*	$3,358,253	**	$3,196,697,207
Mutual Funds	405,017	-		-		405,017
Short-Term Investments	1,059	6,841,558		-		6,842,617
Total Investments	$3,112,987,039	$87,599,549		$3,358,253		$3,203,944,841

Mid-Cap Value Fund
Asset Investments
Common Stock	$82,321,550	$7,293,063	*	$-		$89,614,613
Mutual Funds	3,019,902	-		-		3,019,902
Short-Term Investments	-	2,700,582		-		2,700,582
Total Investments	$85,341,452	$9,993,645		$-		$95,335,097
Asset Derivatives
Forward Contracts	$-	$1,117		$-		$1,117
Liability Derivatives
Forward Contracts	$-	$(26,386)		$-		$(26,386)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$89,754,592	$1,940,133	*	$-	+**	$91,694,725
Mutual Funds	313,608	-		-		313,608
Short-Term Investments	-	2,852,890		-		2,852,890
Total Investments	$90,068,200	$4,793,023		$-		$94,861,223

Small Company Value Fund
Asset Investments
Common Stock	$198,476,335	$-		$-	+**	$198,476,335
Mutual Funds	2,930,560	-		-		2,930,560
Short-Term Investments	-	13,277,561		-		13,277,561
Total Investments	$201,406,895	$13,277,561		$-		$214,684,456

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
S&P Mid Cap Index Fund
Asset Investments
Common Stock	$465,357,497	$-	$-		$465,357,497
Mutual Funds	13,105,590	-	-		13,105,590
Short-Term Investments	-	4,979,343	-		4,979,343
Total Investments	$478,463,087	$4,979,343	$-		$483,442,430
Asset Derivatives
Futures Contracts	$93,085	$-	$-		$93,085

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$304,603,253	$-	$-	+**	$304,603,253
Warrants	-	-	-	+**	-
Rights	16,059	-	12,469	**	28,528
Mutual Funds	16,647,254	-	-		16,647,254
Short-Term Investments	-	3,463,168	-		3,463,168
Total Investments	$321,266,566	$3,463,168	$12,469		$324,742,203
Asset Derivatives
Futures Contracts	$66,658	$-	$-		$66,658

Mid Cap Growth Fund
Asset Investments
Common Stock	$8,294,671,502	$1,350,900	$8,944,370	**	$8,304,966,772
Preferred Stock	-	-	14,884,211	**	14,884,211
Mutual Funds	29,013,910	-	-		29,013,910
Short-Term Investments	151,552,996	270,605,993	-		422,158,989
Total Investments	$8,475,238,408	$271,956,893	$23,828,581		$8,771,023,882

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$521,397,301	$-	$788,445	**	$522,185,746
Preferred Stock	-	-	1,334,677	**	1,334,677
Mutual Funds	22,930,548	-	-		22,930,548
Short-Term Investments	-	16,160,078	-		16,160,078
Total Investments	$544,327,849	$16,160,078	$2,123,122		$562,611,049

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$16,182,864	$-		$16,182,864
Austria	-	521,767	-		521,767
Belgium	-	2,257,282	-		2,257,282
Bermuda	-	769,364	-		769,364
Cayman Islands	146,220	1,385,381	-		1,531,601
Denmark	-	3,940,893	-		3,940,893
Finland	-	2,634,502	-		2,634,502
France	194,008	24,168,140	-		24,362,148
Germany	65,357	18,830,514	-		18,895,871
Hong Kong	-	6,866,537	-		6,866,537

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Ireland	$-	$1,494,696	$-	$1,494,696
Israel	571,982	757,130	-	1,329,112
Italy	-	4,310,514	-	4,310,514
Japan	-	54,573,088	-	54,573,088
Luxembourg	-	676,968	-	676,968
Mauritius	-	25,192	-	25,192
Netherlands	983,852	9,663,058	-	10,646,910
New Zealand	-	577,844	-	577,844
Norway	-	1,545,744	-	1,545,744
Papua New Guinea	-	114,302	-	114,302
Portugal	-	347,017	-	347,017
Singapore	-	3,107,598	-	3,107,598
Spain	-	6,811,102	-	6,811,102
Sweden	-	5,659,925	-	5,659,925
Switzerland	-	21,544,984	-	21,544,984
United Kingdom	225,379	38,184,455	-	38,409,834
Preferred Stock*
Germany	-	1,163,337	-	1,163,337
Italy	-	51,349	-	51,349
Mutual Funds	2,083,923	-	-	2,083,923
Rights	19,332	-	-	19,332
Short-Term Investments	-	464,998	-	464,998
Total Investments	$4,290,053	$228,630,545	$-	$232,920,598
Asset Derivatives
Forward Contracts	$-	$6,896	$-	$6,896
Futures Contracts	49,501	-	-	49,501
Total	$49,501	$6,896	$-	$56,397
Liability Derivatives
Forward Contracts	$-	$(9,692)	$-	$(9,692)
Total	$-	$(9,692)	$-	$(9,692)

Overseas Fund
Asset Investments
Common Stock*
Australia	$1,630,071	$4,714,903	$-	$6,344,974
Belgium	-	4,583,050	-	4,583,050
Brazil	2,091,707	-	-	2,091,707
Canada	15,651,112	-	-	15,651,112
Cayman Islands	4,466,017	-	-	4,466,017
Denmark	-	8,847,331	-	8,847,331
France	-	85,194,304	-	85,194,304
Germany	-	72,723,053	-	72,723,053
Hong Kong	-	11,061,450	-	11,061,450
India	-	10,639,351	-	10,639,351
Indonesia	-	2,481,673	-	2,481,673
Ireland	8,483,686	3,694,486	-	12,178,172
Israel	3,876,866	-	-	3,876,866

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Italy	$-	$14,531,016	$-	$14,531,016
Japan	-	61,353,149	-	61,353,149
Mexico	1,450,836	-	-	1,450,836
Netherlands	-	32,394,779	-	32,394,779
Republic of Korea	-	7,758,952	-	7,758,952
Singapore	-	4,280,843	-	4,280,843
South Africa	-	4,391,032	-	4,391,032
Spain	-	6,843,294	-	6,843,294
Sweden	-	16,714,673	-	16,714,673
Switzerland	-	67,208,203	-	67,208,203
Taiwan	4,556,293	2,319,074	-	6,875,367
United Kingdom	4,957,850	95,935,082	-	100,892,932
United States	5,100,295	-	-	5,100,295
Mutual Funds	3,751,440	-	-	3,751,440
Short-Term Investments	-	11,311,957	-	11,311,957
Total Investments	$56,016,173	$528,981,655	$-	$584,997,828
Liability Derivatives
Forward Contracts	$-	$(38,026)	$-	$(38,026)

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$403,404	$-	$-	$403,404
Australia	7,926,201	27,716,274	-	35,642,475
Austria	-	5,707,901	-	5,707,901
Belgium	-	6,639,986	-	6,639,986
Bermuda	6,423,732	4,622,142	-	11,045,874
Brazil	14,344,536	-	-	14,344,536
British Virgin Islands	-	888,592	-	888,592
Canada	35,141,691	-	-	35,141,691
Cayman Islands	31,974,452	31,250,470	-	63,224,922
Chile	2,696,946	-	-	2,696,946
China	771,893	24,508,675	-	25,280,568
Colombia	631,264	-	-	631,264
Czech Republic	-	793,466	-	793,466
Denmark	575,750	4,314,199	-	4,889,949
Finland	-	8,564,482	-	8,564,482
France	356,985	76,261,228	-	76,618,213
Germany	-	65,689,864	-	65,689,864
Hong Kong	-	23,928,464	-	23,928,464
Hungary	-	2,377,070	-	2,377,070
India	16,539,400	6,596,101	-	23,135,501
Indonesia	-	12,109,858	-	12,109,858
Ireland	1,077,680	5,505,151	-	6,582,831
Italy	-	9,322,374	-	9,322,374
Japan	754,409	165,236,531	-	165,990,940
Luxembourg	2,290,875	729,274	-	3,020,149
Mexico	2,494,099	-	-	2,494,099

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Netherlands	$11,038,129	$33,885,548	$-		$44,923,677
Norway	-	8,135,718	-		8,135,718
Philippines	-	5,287,402	-		5,287,402
Portugal	-	10,317,525	-		10,317,525
Republic of Korea	1,581,739	38,119,815	-		39,701,554
Russia	-	8,049,958	-		8,049,958
Saudi Arabia	-	2,624,575	-		2,624,575
Singapore	-	8,681,903	-		8,681,903
South Africa	-	25,719,069	-		25,719,069
Spain	562,210	9,199,100	-		9,761,310
Sweden	-	15,642,108	-		15,642,108
Switzerland	-	73,367,800	-		73,367,800
Taiwan	4,647,716	26,728,358	-		31,376,074
Thailand	6,315,635	-	-		6,315,635
Turkey	-	856,844	-		856,844
United Arab Emirates	-	4,445,112	-		4,445,112
United Kingdom	25,484,880	100,938,760	19,673	**	126,443,313
United States	15,673,267	1,180,966	-		16,854,233
Preferred Stock*
Brazil	10,718,207	-	-		10,718,207
Germany	-	582,459	-		582,459
Italy	-	795,128	-		795,128
Republic of Korea	-	1,853,246	-		1,853,246
United States	-	-	550,376	**	550,376
Mutual Funds	7,903,455	-	-		7,903,455
Short-Term Investments	24,602,042	1,155,069	-		25,757,111
Total Investments	$232,930,597	$860,328,565	$570,049		$1,093,829,211
Liability Derivatives
Forward Contracts	$-	$(7,573)	$-		$(7,573)
Written Options	-	(22,004)	-		(22,004)
Total	$-	$(29,577)	$-		$(29,577)

Equity Asset Fund
Asset Investments
Common Stock	$467,393,325	$24,234	$1,792	**	$467,419,351
Warrants	-	136 *	-	+**	136
Rights	-	-	4,066	**	4,066
Mutual Funds	122,201	-	-		122,201
Short-Term Investments	-	6,216,376	-		6,216,376
Total Investments	$467,515,526	$6,240,746	$5,858		$473,762,130
Asset Derivatives
Futures Contracts	$90,751	$-	$-		$90,751

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans (Less Unfunded Loan Commitments)	$-	$13,565,962	$-		$13,565,962
Corporate Debt	-	177,706,605	-		177,706,605
Non-U.S. Government Agency Obligations	-	99,690,313	-		99,690,313
Sovereign Debt Obligations	-	114,892,011	-		114,892,011
U.S. Government Agency Obligations and Instrumentalities	-	147,666,488	-		147,666,488
U.S. Treasury Obligations	-	82,865,449	-		82,865,449
Mutual Funds	432,190	-	-		432,190
Purchased Options	-	72,226	-		72,226
Short-Term Investments	24,449,541	8,983,493	-		33,433,034
Unfunded Loan Commitments***	-	-	123	**	123
Total Investments	$24,881,731	$645,442,547	$123		$670,324,401
Asset Derivatives
Forward Contracts	$-	$960,408	$-		$960,408
Futures Contracts	1,355,034	-	-		1,355,034
Swap Agreements	-	81,878	-		81,878
Total	$1,355,034	$1,042,286	$-		$2,397,320
Liability Derivatives
Forward Contracts	$-	$(2,664,982)	$-		$(2,664,982)
Futures Contracts	(1,707,042)	-	-		(1,707,042)
Swap Agreements	-	(1,089,500)	-		(1,089,500)
Written Options	-	(45,097)	-		(45,097)
Total	$(1,707,042)	$(3,799,579)	$-		$(5,506,621)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$41,266,986	$-		$41,266,986
Sovereign Debt Obligations	-	59,445,827	-		59,445,827
U.S. Treasury Obligations	-	74,962	-		74,962
Mutual Funds	725,785	-	-		725,785
Purchased Options	-	61,805	-		61,805
Short-Term Investments	2,377,849	2,135,751	-		4,513,600
Total Investments	$3,103,634	$102,985,331	$-		$106,088,965
Asset Derivatives
Forward Contracts	$-	$65,387	$-		$65,387
Futures Contracts	117,178	-	-		117,178
Swap Agreements	-	32,961	-		32,961
Total	$117,178	$98,348	$-		$215,526
Liability Derivatives
Forward Contracts	$-	$(64,487)	$-		$(64,487)
Swap Agreements	-	(128,295)	-		(128,295)
Total	$-	$(192,782)	$-		$(192,782)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$1,208,853,537	$19,068,232 *	$1,171,890	**	$1,229,093,659
Preferred Stock	5,885,232	-	2,181,141	**	8,066,373
Corporate Debt	-	1,851,908	-		1,851,908
Mutual Funds	3,208,976	-	-		3,208,976
Short-Term Investments	13,065,164	1,001,849	-		14,067,013
Total Investments	$1,231,012,909	$21,921,989	$3,353,031		$1,256,287,929
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$24,421,436	$-		$24,421,436
Non-U.S. Government Agency Obligations	-	10,863,413	-		10,863,413
U.S. Government Agency Obligations and Instrumentalities	-	3,223,193	-		3,223,193
U.S. Treasury Obligations	-	115,889,950	-		115,889,950
Mutual Funds	209,000	-	-		209,000
Short-Term Investments	1,428	1,084,478	-		1,085,906
Total Investments	$210,428	$155,482,470	$-		$155,692,898
Asset Derivatives
Futures Contracts	$257,447	$-	$-		$257,447
Swap Agreements	-	11,574	-		11,574
Total	$257,447	$11,574	$-		$269,021
Liability Derivatives
Futures Contracts	$(167,082)	$-	$-		$(167,082)
Swap Agreements	-	(212,347)	-		(212,347)
Total	$(167,082)	$(212,347)	$-		$(379,429)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$7,298,546	$-		$7,298,546
Austria	-	156,470	-		156,470
Belgium	-	80,800	-		80,800
Bermuda	-	292,849	-		292,849
Brazil	1,027,736	-	-		1,027,736
Canada	7,035,718	-	-		7,035,718
Finland	-	377,415	-		377,415
France	-	1,698,023	-		1,698,023
Germany	-	458,658	-		458,658
Hong Kong	-	934,318	-		934,318
Ireland	653,002	-	-		653,002
Japan	-	2,382,961	-		2,382,961
Luxembourg	42,670	871,042	-		913,712
Mexico	376,506	-	-		376,506
Netherlands	397,122	418,277	-		815,399
Norway	-	594,677	-		594,677
Peru	182,870	-	-		182,870
Portugal	-	265,018	-		265,018

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Republic of Korea	$-	$406,645		$-		$406,645
Singapore	-	375,750		-		375,750
South Africa	15,177	816,297		-		831,474
Spain	-	345,240		-		345,240
Sweden	-	1,392,312		-		1,392,312
Switzerland	-	367,838		-		367,838
United Kingdom	-	7,064,763		-		7,064,763
United States	38,940,208	-		-		38,940,208
Preferred Stock
Brazil	188,609	-		-		188,609
United States	339,733	-		-		339,733
Mutual Funds	1,697,447	-		-		1,697,447
Purchased Options	-	36,163		-		36,163
Short-Term Investments	1,738,482	1,077,162		-		2,815,644
Total Investments	$52,635,280	$27,711,224		$-		$80,346,504
Liability Derivatives
Futures Contracts	$(35,849)	$-		$-		$(35,849)

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$580,812,847	$11,037,383	*	$1,282,551	**	$593,132,781
Preferred Stock	-	1,201,995	*	2,411,931	**	3,613,926
Bank Loans	-	77,024		-		77,024
Warrants	-	-		5,341	**	5,341
Mutual Funds	5,152,237	-		-		5,152,237
Short-Term Investments	24,484,910	1,494,906		-		25,979,816
Total Investments	$610,449,994	$13,811,308		$3,699,823		$627,961,125

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$6,878,744		$-		$6,878,744
U.S. Treasury Obligations	-	131,483,038		-		131,483,038
Short-Term Investments	4,852,629	1,034,768		-		5,887,397
Total Investments	$4,852,629	$139,396,550		$-		$144,249,179
Asset Derivatives
Futures Contracts	$561,253	$-		$-		$561,253
Liability Derivatives
Futures Contracts	$(57,121)	$-		$-		$(57,121)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

+	Represents a security at $0 value as of June 30, 2019.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds, with the exception of the Strategic Bond Fund and Equity Asset Fund, had no Level 3 transfers during the period ended June 30, 2019. The Strategic Bond Fund and Equity Asset Fund had Level 3 transfers during the period ended June 30, 2019; however, none of the transfers individually or collectively had a material impact on the Funds.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/18	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/19	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/19
MM Select BlackRock Global Allocation Fund
Common Stock	$594	$-	$-	$1,995,746	$1,364,757	$-	$-	$-	$3,361,097	$1,995,746
Preferred Stock	4,510,507	-	-	(1,908,978)	-	(1,009,279)	-	-	1,592,250	(30,245)
Corporate Debt	1,366,155	-	1,056	710,736	2,093,746	(1,962,749)	-	-	2,208,944	(89,404)
	$5,877,256	$-	$1,056	$797,504	$3,458,503	$(2,972,028)	$-	$-	$7,162,291	$1,876,097

The MM Select BlackRock Global Allocation Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
MM Select BlackRock Global Allocation Fund

Common Stock — $3,361,097
Jawbone Health Hub, Inc.	$0	Worthless	Worthless	$0.00
Lookout, Inc.	2,375	Market Approach	Option Pricing Method/EV Multiple	4.0	x
Quintis Group	451,042	Market Approach	Enterprise Value Coverage Analysis	$0.78
Uber Technologies, Inc., Lockup Shares	2,907,680	Market Approach	Market Proxy	$44.69
			Discount for Lack of Marketability	5%

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Corporate Debt — $2,208,944
Bio City Development Co. B.V.	$147,000	Market Approach	Coverage Analysis — Expected Recovery Rate	10.50%
			Cashflow Discount Rate	35.69%
Quintis (Australia) Pty Limited First Lien Note	966,589	Market Approach	Enterprise Value Coverage Analysis	$100.00
Quintis (Australia) Pty Limited Second Lien Note	1,095,355	Market Approach	Enterprise Value Coverage Analysis	$100.00

Preferred Stock — $1,592,250
Grand Rounds, Inc., Series C	310,587	Market Approach	Probability Weighted Expected Return Method
			December 31, 2019 IPO Probability	10%
			December 31, 2020 IPO Probability	70%
			Merger & Acquisition Probability	15%
			Insolvency Probability	5%
Grand Rounds, Inc., Series D	193,596	Market Approach	Probability Weighted Expected Return Method
			December 31, 2019 IPO Probability	10%
			December 31, 2020 IPO Probability	70%
			Merger & Acquisition Probability	15%
			Insolvency Probability	5%
Lookout, Inc., Series F	390,898	Market Approach	Option Pricing Method / EV Multiple	4.0	x
Palantir Technologies, Inc., Series I	697,169	Market Approach	EV/Multiple	17.25	x
Total	$7,162,291

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2019, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	MM Select BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	M	A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	MM Select BlackRock Global Allocation Fund	S&P 500 Index Fund
Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Substitution for Direct Investment	M	A	A	A
Interest Rate Swaps***
Hedging/Risk Management	A	A
Duration Management	A	A
Total Return Swaps****
Hedging/Risk Management			A
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M
Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income		M	M
Substitution for Direct Investment		M	A
Option (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment		M	A
Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		M	A
Substitution for Direct Investment		M	M
Directional Investment		M	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivatives and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund	Equity Asset Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A
Directional Exposures to Currencies					A
Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A	A		A

Type of Derivative and Objective for Use	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price International Equity Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price Real Assets Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A
Directional Exposures to Currencies	A	A		A
Futures Contracts**
Hedging/Risk Management	A	A		A	M	A
Duration/Credit Quality Management	A	A		A	M	A
Substitution for Direct Investment	M			M	A	M
Intention to Create Investment Leverage in Portfolio					M
Interest Rate Swaps***
Hedging/Risk Management	A	A		A
Duration Management	A	A		M
Substitution for Direct Investment	A			A
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A
Income	M
Substitution for Direct Investment	M	A
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M	A
Income	A
Substitution for Direct Investment	A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price International Equity Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price Real Assets Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Options (Purchased)
Hedging/Risk Management	A	A			M
Duration/Credit Quality Management	A				M
Substitution for Direct Investment	M				M
Directional Investment	M	A			A
Intention to Create Investment Leverage in Portfolio					M
Options (Written)
Hedging/Risk Management	A	A	M	A		A
Duration/Credit Quality Management	A			A		A
Income	A		A	A		A
Substitution for Direct Investment	M		A	M		M
Directional Investment	M	A		M		M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

**	Includes any options purchased or written on futures contracts, if applicable.

***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

****	Includes any index swaps, if applicable.

At June 30, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$2,228,223	$2,228,223
Swap Agreements	-	-	-	915,196	915,196
Total Value	$-	$-	$-	$3,143,419	$3,143,419
Liability Derivatives
Futures Contracts	$-	$-	$-	$(84,508)	$(84,508)
Swap Agreements	-	-	-	(838,882)	(838,882)
Total Value	$-	$-	$-	$(923,390)	$(923,390)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$320,946	$209,819	$530,765
Forward Contracts	-	-	1,352,039	-	1,352,039
Futures Contracts	-	-	-	7,318,431	7,318,431
Swap Agreements	1,313,265	-	-	2,267,695	3,580,960
Total Value	$1,313,265	$-	$1,672,985	$9,795,945	$12,782,195

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(343,159)	$-	$(343,159)
Futures Contracts	-	-	-	(3,108,134)	(3,108,134)
Swap Agreements	-	-	-	(8,093,305)	(8,093,305)
Written Options	-	-	(12,982)	(404,845)	(417,827)
Total Value	$-	$-	$(356,141)	$(11,606,284)	$(11,962,425)

MM Select BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$2,395,181	$115,357	$424,221	$2,934,759
Forward Contracts	-	-	463,796	-	463,796
Futures Contracts	-	39,089	-	-	39,089
Swap Agreements	38,118	68,619	-	-	106,737
Total Value	$38,118	$2,502,889	$579,153	$424,221	$3,544,381
Liability Derivatives
Forward Contracts	$-	$-	$(319,648)	$-	$(319,648)
Futures Contracts	-	(40,293)	-	-	(40,293)
Swap Agreements	-	(32,244)	-	-	(32,244)
Written Options	-	(1,924,403)	(111,247)	(412,104)	(2,447,754)
Total Value	$-	$(1,996,940)	$(430,895)	$(412,104)	$(2,839,939)

S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$191,497	$-	$-	$191,497

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,117	$-	$1,117
Liability Derivatives
Forward Contracts	$-	$-	$(26,386)	$-	$(26,386)

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$93,085	$-	$-	$93,085

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$66,658	$-	$-	$66,658

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$6,896	$-	$6,896
Futures Contracts	-	49,501	-	-	49,501
Total Value	$-	$49,501	$6,896	$-	$56,397
Liability Derivatives
Forward Contracts	$-	$-	$(9,692)	$-	$(9,692)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund
Liability Derivatives
Forward Contracts	$-	$-	$(38,026)	$-	$(38,026)

MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Forward Contracts	$-	$-	$(7,573)	$-	$(7,573)
Written Options	-	(22,004)	-	-	(22,004)
Total Value	$-	$(22,004)	$(7,573)	$-	$(29,577)

Equity Asset Fund
Asset Derivatives
Futures Contracts	$-	$90,751	$-	$-	$90,751

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$72,226	$72,226
Forward Contracts	-	-	960,408	-	960,408
Futures Contracts	-	-	-	1,355,034	1,355,034
Swap Agreements	81,878	-	-	-	81,878
Total Value	$81,878	$-	$960,408	$1,427,260	$2,469,546
Liability Derivatives
Forward Contracts	$-	$-	$(2,664,982)	$-	$(2,664,982)
Futures Contracts	-	-	-	(1,707,042)	(1,707,042)
Swap Agreements	(997,518)	-	-	(91,982)	(1,089,500)
Written Options	-	-	-	(45,097)	(45,097)
Total Value	$(997,518)	$-	$(2,664,982)	$(1,844,121)	$(5,506,621)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$61,805	$-	$61,805
Forward Contracts	-	-	65,387	-	65,387
Futures Contracts	-	-	-	117,178	117,178
Swap Agreements	32,961	-	-	-	32,961
Total Value	$32,961	$-	$127,192	$117,178	$277,331
Liability Derivatives
Forward Contracts	$-	$-	$(64,487)	$-	$(64,487)
Swap Agreements	(128,295)	-	-	-	(128,295)
Total Value	$(128,295)	$-	$(64,487)	$-	$(192,782)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$257,447	$257,447
Swap Agreements	-	-	-	11,574	11,574
Total Value	$-	$-	$-	$269,021	$269,021
Liability Derivatives
Futures Contracts	$-	$-	$-	$(167,082)	$(167,082)
Swap Agreements	-	-	-	(212,347)	(212,347)
Total Value	$-	$-	$-	$(379,429)	$(379,429)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options	$-	$-	$36,163	$-	$36,163

Liability Derivatives
Futures Contracts	$-	$-	$-	$(35,849)	$(35,849)

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$561,253	$561,253
Liability Derivatives
Futures Contracts	$-	$-	$-	$(57,121)	$(57,121)

At June 30, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,178	$-	$99,585,000	-	$-	-	$-
Strategic Bond Fund	4,138	138,915,180	1,057,747,800	28,020,640	-	6,883,615	-
MM Select BlackRock Global Allocation Fund	201	50,147,370	940,498	37,360,610	120,060,000	15,767,986	48,535,000
MM S&P 500 Index Fund	243	-	-	-	-	-	-
Mid-Cap Value Fund	-	7,106,126	-	-	-	-	-
S&P Mid Cap Index Fund	39	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	48	-	-	-	-	-	-
MSCI EAFE International Index Fund	48	2,638,136	-	-	-	-	-
Overseas Fund	-	2,225,539	-	-	-	-	-
MM Select T. Rowe Price International Equity Fund	-	1,446,747	-	-	-	303	-
Equity Asset Fund	44	-	-	-	-	-	-
MM Select T. Rowe Price Bond Asset Fund	2,512	259,628,939	41,822,619	-	6,700,000	-	13,400,000
MM Select T. Rowe Price Emerging Markets Bond Fund	77	6,885,479	1,475,000	4,325,000	-	-	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	546	-	29,375,000	-	-	-	-
MM Select T. Rowe Price Real Assets Fund	4	-	-	2,400,000	-	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	241	-	-	-	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, at June 30, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2019, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts, Foreign Currency Futures, and Foreign Currency Options

A Fund may enter into foreign currency exchange transactions, including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). A Fund may also enter into contracts for difference, which are similar to total return swaps.

Notes to Portfolio of Investments (Unaudited) (Continued)

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchanged Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The MM Select T. Rowe Price Bond Asset Fund entered into certain loan agreements which are unfunded. The MM Select T. Rowe Price Bond Asset Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the MM Select T. Rowe Price Bond Asset Fund’s Portfolio of Investments. At June 30, 2019, the MM Select T. Rowe Price Bond Asset Fund had sufficient cash and/or securities to cover these commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments or the Fund’s Consolidated Portfolio of Investments at June 30, 2019.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At June 30, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$915,434,812	$23,702,797	$(3,061,824)	$20,640,973
Strategic Bond Fund	723,159,209	29,867,924	(7,089,074)	22,778,850
MM Select BlackRock Global Allocation Fund	587,810,317	51,315,282	(18,069,673)	33,245,609
Diversified Value Fund	334,849,851	35,081,966	(16,205,104)	18,876,862
Fundamental Value Fund	788,312,071	79,280,337	(26,240,952)	53,039,385
S&P 500 Index Fund	1,989,246,395	1,465,108,676	(79,259,609)	1,385,849,067
Equity Opportunities Fund	554,571,932	112,100,811	(7,250,663)	104,850,148
Fundamental Growth Fund	115,622,666	25,104,931	(500,078)	24,604,853
Blue Chip Growth Fund	2,141,825,738	1,095,167,236	(33,048,133)	1,062,119,103
Growth Opportunities Fund	382,797,945	171,932,903	(5,490,572)	166,442,331
Mid-Cap Value Fund	93,600,985	6,755,879	(5,021,767)	1,734,112
Small Cap Value Equity Fund	85,772,368	14,276,417	(5,187,562)	9,088,855
Small Company Value Fund	210,010,252	6,940,189	(2,265,985)	4,674,204
S&P Mid Cap Index Fund	434,270,266	90,217,368	(41,045,204)	49,172,164
Russell 2000 Small Cap Index Fund	301,757,154	58,013,521	(35,028,472)	22,985,049
Mid Cap Growth Fund	7,183,051,085	1,872,639,514	(284,666,717)	1,587,972,797
Small Cap Growth Equity Fund	479,184,269	99,712,087	(16,285,307)	83,426,780
MSCI EAFE International Index Fund	216,801,776	34,658,273	(18,539,451)	16,118,822
Overseas Fund	562,639,789	75,891,148	(53,533,109)	22,358,039
MM Select T. Rowe Price International Equity Fund	1,115,482,624	64,788,923	(86,442,336)	(21,653,413)
MM RetireSMART Conservative Fund	212,825,151	6,138,754	(1,499,080)	4,639,674
MM RetireSMART Moderate Fund	264,431,467	5,442,232	(8,327,614)	(2,885,382)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART Moderate Growth Fund	$245,789,352	$4,471,044	$(10,014,557)	$(5,543,513)
MM RetireSMART Growth Fund	124,025,977	1,820,283	(6,692,448)	(4,872,165)
MM RetireSMART by JPMorgan In Retirement Fund	197,277,734	4,963,633	(2,455,079)	2,508,554
MM RetireSMART by JPMorgan 2020 Fund	381,219,402	9,994,760	(5,777,306)	4,217,454
MM RetireSMART by JPMorgan 2025 Fund	278,598,377	7,372,293	(6,864,883)	507,410
MM RetireSMART by JPMorgan 2030 Fund	515,464,561	13,463,659	(19,005,142)	(5,541,483)
MM RetireSMART by JPMorgan 2035 Fund	224,618,242	4,553,079	(10,385,259)	(5,832,180)
MM RetireSMART by JPMorgan 2040 Fund	340,914,736	6,649,314	(16,368,490)	(9,719,176)
MM RetireSMART by JPMorgan 2045 Fund	145,354,377	2,593,871	(7,860,373)	(5,266,502)
MM RetireSMART by JPMorgan 2050 Fund	203,315,364	3,602,149	(10,998,760)	(7,396,611)
MM RetireSMART by JPMorgan 2055 Fund	61,853,487	995,276	(2,904,815)	(1,909,539)
MM RetireSMART by JPMorgan 2060 Fund	15,633,032	279,481	(627,394)	(347,913)
Equity Asset Fund	426,977,605	59,984,039	(13,199,514)	46,784,525
MM Select T. Rowe Price Bond Asset Fund	652,751,521	21,791,089	(4,218,209)	17,572,880
MM Select T. Rowe Price Emerging Markets Bond Fund	103,966,495	4,549,708	(2,427,238)	2,122,470
MM Select T. Rowe Price Large Cap Blend Fund	1,132,609,469	140,198,859	(16,520,399)	123,678,460
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	153,792,665	2,214,230	(313,997)	1,900,233
MM Select T. Rowe Price Real Assets Fund	77,710,916	7,220,288	(4,584,700)	2,635,588
MM Select T. Rowe Price Small and Mid Cap Blend Fund	583,145,327	76,559,648	(31,743,850)	44,815,798
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	131,533,039	12,716,281	(141)	12,716,140
MM Select T. Rowe Price Retirement Balanced Fund	47,385,804	1,174,233	(132,193)	1,042,040
MM Select T. Rowe Price Retirement 2005 Fund	24,153,177	951,929	(18,991)	932,938
MM Select T. Rowe Price Retirement 2010 Fund	129,787,008	3,361,033	(1,474,563)	1,886,470
MM Select T. Rowe Price Retirement 2015 Fund	124,350,606	3,727,668	(644,353)	3,083,315
MM Select T. Rowe Price Retirement 2020 Fund	664,602,924	21,481,873	(7,299,305)	14,182,568
MM Select T. Rowe Price Retirement 2025 Fund	469,052,995	16,452,745	(3,209,724)	13,243,021
MM Select T. Rowe Price Retirement 2030 Fund	1,082,644,656	42,968,137	(12,907,874)	30,060,263
MM Select T. Rowe Price Retirement 2035 Fund	421,319,593	17,068,620	(3,202,827)	13,865,793
MM Select T. Rowe Price Retirement 2040 Fund	798,959,043	36,075,210	(9,462,597)	26,612,613
MM Select T. Rowe Price Retirement 2045 Fund	308,432,329	14,044,264	(2,598,404)	11,445,860
MM Select T. Rowe Price Retirement 2050 Fund	466,499,095	21,855,751	(4,925,447)	16,930,304
MM Select T. Rowe Price Retirement 2055 Fund	149,895,518	7,025,840	(1,152,136)	5,873,704
MM Select T. Rowe Price Retirement 2060 Fund	26,376,782	1,189,141	(7,410)	1,181,731

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2019, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19		Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	$1,848,164	$1,109,761	$(991,827)	$(21,097)	$(35,180)	$1,909,821		206,022	$54,098	$7,940
Invesco Oppenheimer International Bond Fund, Class R6	8,814,647	3,889,175	(3,403,301)	361,790	(99,470)	9,562,841	#	1,701,573	427,286	—
Invesco Oppenheimer Real Estate Fund, Class R6	2,815,828	231,851	(2,367,400)	21,510	(32,593)	669,196	#	25,445	31,990	71,778

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19		Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund (Continued)
MassMutual Premier Core Bond Fund, Class I	$31,249,620	$13,654,696	$(6,867,955)	$1,892,472	$(292,026)	$39,636,807		3,577,329	$1,100,356	$—
MassMutual Premier High Yield Fund, Class I	4,340,714	2,024,355	(3,274,744)	38,204	(228,550)	2,899,979		320,440	241,224	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	10,110,792	1,649,966	(3,317,420)	245,382	(132,855)	8,555,865		820,313	310,782	—
MassMutual Premier International Equity Fund, Class I	3,408,438	534,779	(1,830,452)	8,880	(262,844)	1,858,801		150,388	26,578	101,746
MassMutual Premier Short-Duration Bond Fund, Class I	24,283,978	7,829,892	(4,858,773)	(65,608)	(159,973)	27,029,516		2,647,357	961,419	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,785,660	487,602	(2,136,999)	(103,694)	134,317	1,166,886		86,372	15,264	—
MassMutual Select Blue Chip Growth Fund, Class I	3,045,821	1,122,967	(1,309,140)	2,182	(14,166)	2,847,664		123,382	13,505	155,699
MassMutual Select Diversified Value Fund, Class I	2,989,442	1,307,130	(1,043,435)	(140,412)	(251,844)	2,860,881		252,951	56,910	358,968
MassMutual Select Equity Opportunities Fund, Class I	2,155,513	675,567	(739,428)	(10,659)	(24,919)	2,056,074		115,186	32,100	163,431
MassMutual Select Fundamental Growth Fund, Class I	1,663,064	794,192	(666,877)	(197,601)	(57,540)	1,535,238		193,843	8,743	296,636
MassMutual Select Fundamental Value Fund, Class I	2,709,604	1,353,747	(1,110,420)	(137,828)	(209,461)	2,605,642		257,220	52,289	262,611
MassMutual Select Growth Opportunities Fund, Class I	1,113,904	551,467	(468,101)	(104,146)	(75,183)	1,017,941		97,039	—	231,074
MassMutual Select Mid Cap Growth Fund, Class I	1,799,407	620,103	(822,408)	(54,899)	(40,910)	1,501,293		63,912	758	157,618
MassMutual Select Mid-Cap Value Fund, Class I	1,764,407	734,061	(716,770)	(80,480)	(196,414)	1,504,804		124,880	23,066	216,408
MassMutual Select Overseas Fund, Class I	6,815,653	1,665,951	(4,036,150)	(462,721)	(284,640)	3,698,093		438,682	91,337	467,568
MassMutual Select Small Cap Growth Equity Fund, Class I	869,095	400,693	(538,141)	(93,785)	(94,294)	543,568		34,512	—	141,745
MassMutual Select Small Cap Value Equity Fund, Class I	1,194,747	896,260	(500,061)	(174,276)	(318,685)	1,097,985		98,210	4,571	354,783
MassMutual Select Strategic Bond Fund, Class I	23,145,652	10,818,769	(5,421,937)	1,761,519	27,966	30,331,969		2,821,579	676,445	—
MassMutual Select Total Return Bond Fund, Class I	23,148,301	12,773,415	(4,881,062)	1,728,862	(181,545)	32,587,971		3,232,934	741,353	—
MM Select Equity Asset Fund, Class I	13,637,476	9,341,126	(5,911,303)	(1,852,505)	(2,328,104)	12,886,690		1,652,140	554,508	3,942,543
	$175,709,927	$74,467,525	$(57,214,104)	$2,561,090	$(5,158,913)	$190,365,525			$5,424,582	$6,930,548
MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	$1,531,767	$1,213,516	$(957,494)	$(13,275)	$(36,363)	$1,738,151		187,503	$38,938	$6,213
Invesco Oppenheimer International Bond Fund, Class R6	6,238,129	2,585,225	(1,650,745)	320,755	(108,336)	7,385,028	#	1,314,062	287,070	—
Invesco Oppenheimer Real Estate Fund, Class R6	7,658,086	509,331	(6,039,883)	43,008	89,481	2,260,023	#	85,932	93,068	186,320
MassMutual Premier Core Bond Fund, Class I	21,748,711	7,953,477	(7,938,594)	1,147,855	(180,655)	22,730,794		2,051,516	684,972	—

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19		Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Fund (Continued)
MassMutual Premier High Yield Fund, Class I	$3,573,132	$2,027,199	$(2,781,975)	$31,675	$(219,543)	$2,630,488		290,662	$188,077	$—
MassMutual Premier Inflation-Protected and Income Fund, Class I	7,153,119	1,240,510	(3,240,130)	165,021	(109,102)	5,209,418		499,465	209,482	—
MassMutual Premier International Equity Fund, Class I	8,779,910	1,276,935	(3,103,153)	(274,550)	(305,414)	6,373,728		515,674	80,753	309,132
MassMutual Premier Short-Duration Bond Fund, Class I	16,983,023	4,326,216	(4,903,176)	(22,716)	(109,034)	16,274,313		1,593,958	598,745	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	7,539,981	1,209,686	(4,233,139)	(424,086)	670,103	4,762,545		352,520	49,227	—
MassMutual Select Blue Chip Growth Fund, Class I	8,769,235	3,150,506	(2,558,642)	(634,730)	672,172	9,398,541		407,216	42,965	495,334
MassMutual Select Diversified Value Fund, Class I	8,605,501	3,484,687	(1,435,014)	(1,072,618)	(148,331)	9,434,225		834,149	181,406	1,144,262
MassMutual Select Equity Opportunities Fund, Class I	6,224,165	1,730,932	(1,089,143)	(24,995)	(34,403)	6,806,556		381,320	102,018	519,399
MassMutual Select Fundamental Growth Fund, Class I	4,794,428	2,108,593	(1,069,048)	(752,089)	(3,014)	5,078,870		641,272	27,777	942,443
MassMutual Select Fundamental Value Fund, Class I	7,792,767	3,754,013	(1,871,773)	(681,814)	(403,872)	8,589,321		847,909	166,252	834,992
MassMutual Select Growth Opportunities Fund, Class I	3,213,341	1,557,668	(826,230)	(508,410)	(28,232)	3,408,137		324,894	—	732,213
MassMutual Select Mid Cap Growth Fund, Class I	4,883,073	1,852,458	(1,522,972)	(162,412)	123,443	5,173,590		220,246	1,954	406,481
MassMutual Select Mid-Cap Value Fund, Class I	4,789,585	2,322,099	(1,345,164)	(347,754)	(232,995)	5,185,771		430,354	59,753	560,597
MassMutual Select Overseas Fund, Class I	17,537,793	4,550,656	(7,430,092)	(2,176,788)	215,705	12,697,274		1,506,201	278,772	1,427,071
MassMutual Select Small Cap Growth Equity Fund, Class I	2,367,223	1,096,253	(907,358)	(457,967)	79,573	2,177,724		138,268	—	365,201
MassMutual Select Small Cap Value Equity Fund, Class I	3,251,140	3,084,569	(711,686)	(897,163)	(296,416)	4,430,444		396,283	11,765	912,979
MassMutual Select Strategic Bond Fund, Class I	16,141,427	6,247,439	(6,081,274)	1,026,546	59,338	17,393,476		1,617,998	420,378	—
MassMutual Select Total Return Bond Fund, Class I	16,144,511	7,842,758	(6,225,486)	1,093,998	(153,559)	18,702,222		1,855,379	460,750	—
MM Select Equity Asset Fund, Class I	39,215,200	27,152,599	(10,574,090)	(9,452,833)	(3,613,777)	42,727,099		5,477,833	1,763,903	12,541,339
	$224,935,247	$92,277,325	$(78,496,261)	$(14,075,342)	$(4,073,231)	$220,567,738			$5,748,025	$21,383,976
MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	$602,643	$1,119,431	$(342,718)	$(16,145)	$(3,981)	$1,359,230		146,627	$16,652	$2,425
Invesco Oppenheimer International Bond Fund, Class R6	2,481,076	1,853,689	(719,237)	143,931	(40,656)	3,718,803	#	661,709	126,007	—
Invesco Oppenheimer Real Estate Fund, Class R6	9,032,750	961,272	(7,460,019)	59,439	99,505	2,692,947	#	102,393	109,955	219,698
MassMutual Premier Core Bond Fund, Class I	7,942,267	5,665,677	(3,284,450)	466,492	(2,431)	10,787,555		973,606	249,887	—
MassMutual Premier High Yield Fund, Class I	1,403,168	1,816,091	(1,092,362)	10,413	(79,044)	2,058,266		227,433	73,999	—

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19		Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	$2,642,311	$946,508	$(1,008,513)	$74,195	$(27,435)	$2,627,066		251,876	$77,291	$—
MassMutual Premier International Equity Fund, Class I	10,007,630	1,598,923	(3,382,100)	(398,731)	(218,760)	7,606,962		615,450	92,505	354,122
MassMutual Premier Short-Duration Bond Fund, Class I	6,207,939	3,711,357	(1,846,934)	(3,484)	(15,713)	8,053,165		788,753	219,235	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	8,873,578	1,620,443	(4,180,213)	(271,440)	588,243	6,630,611		490,793	58,063	—
MassMutual Select Blue Chip Growth Fund, Class I	10,594,553	3,560,130	(3,291,619)	(922,276)	844,257	10,785,045		467,290	51,831	597,551
MassMutual Select Diversified Value Fund, Class I	10,381,093	3,840,415	(1,871,266)	(1,077,897)	(470,234)	10,802,111		955,094	218,960	1,381,142
MassMutual Select Equity Opportunities Fund , Class I	7,586,300	1,828,454	(1,451,657)	138,216	(291,312)	7,810,001		437,535	122,808	625,251
MassMutual Select Fundamental Growth Fund, Class I	5,809,729	2,483,808	(1,450,100)	(938,302)	(45,428)	5,859,707		739,862	33,488	1,136,216
MassMutual Select Fundamental Value Fund, Class I	9,394,323	4,035,437	(2,173,615)	(859,341)	(499,360)	9,897,444		977,043	200,608	1,007,542
MassMutual Select Growth Opportunities Fund, Class I	3,898,342	1,795,052	(1,076,038)	(568,307)	(129,943)	3,919,106		373,604	—	884,484
MassMutual Select Mid Cap Growth Fund, Class I	5,766,381	2,123,962	(1,693,567)	(197,446)	147,360	6,146,690		261,673	2,306	479,584
MassMutual Select Mid-Cap Value Fund, Class I	5,633,699	2,677,346	(1,464,298)	(462,343)	(223,300)	6,161,104		511,295	70,351	660,012
MassMutual Select Overseas Fund, Class I	19,959,920	5,344,831	(7,984,600)	(2,356,721)	202,455	15,165,885		1,799,037	319,153	1,633,786
MassMutual Select Small Cap Growth Equity Fund, Class I	2,785,501	1,891,092	(1,351,946)	(428,476)	95,260	2,991,431		189,932	—	432,611
MassMutual Select Small Cap Value Equity Fund, Class I	3,834,119	4,753,307	(1,184,045)	(823,450)	(520,687)	6,059,244		541,972	13,897	1,078,497
MassMutual Select Strategic Bond Fund, Class I	5,902,807	4,399,315	(2,515,958)	507,214	(15,073)	8,278,305		770,075	153,852	—
MassMutual Select Total Return Bond Fund, Class I	5,903,550	5,176,653	(2,635,432)	481,493	(47,691)	8,878,573		880,811	168,629	—
MM Select Equity Asset Fund, Class I	47,395,370	30,924,099	(12,888,492)	(11,725,555)	(4,525,751)	49,179,671		6,305,086	2,129,646	15,141,761
	$194,039,049	$94,127,292	$(66,349,179)	$(19,168,521)	$(5,179,719)	$197,468,922			$4,509,123	$25,634,682
MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	$37,808	$539,543	$(7,696)	$(1,181)	$62	$568,536		61,331	$2,398	$149
Invesco Oppenheimer International Bond Fund, Class R6	152,560	395,813	(60,820)	19,762	(5,207)	502,108	#	89,343	11,496	—
Invesco Oppenheimer Real Estate Fund, Class R6	5,200,871	693,395	(4,382,228)	38,828	50,967	1,601,833	#	60,906	63,091	122,258
MassMutual Premier Core Bond Fund, Class I	478,300	977,454	(588,097)	29,143	6,655	903,455		81,539	14,971	—
MassMutual Premier High Yield Fund, Class I	87,903	901,305	(137,332)	(116)	(1,405)	850,355		93,962	4,472	—

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Growth Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	$352,741	$190,181	$(191,305)	$7,762	$(4,998)	$354,381	33,977	$9,939	$—
MassMutual Premier International Equity Fund, Class I	5,766,747	986,934	(1,889,723)	(129,697)	(206,523)	4,527,738	366,322	51,063	195,475
MassMutual Premier Short-Duration Bond Fund, Class I	381,217	798,473	(203,956)	7,142	(3,082)	979,794	95,964	13,024	—
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,131,159	1,185,361	(2,536,641)	(124,705)	302,011	3,957,185	292,908	32,494	—
MassMutual Select Blue Chip Growth Fund, Class I	6,127,091	2,205,684	(1,848,093)	(497,627)	462,654	6,449,709	279,450	29,161	336,192
MassMutual Select Diversified Value Fund, Class I	5,975,217	2,323,431	(978,354)	(583,440)	(274,709)	6,462,145	571,366	122,156	770,529
MassMutual Select Equity Opportunities Fund, Class I	4,370,544	1,042,060	(679,518)	46,787	(113,056)	4,666,817	261,446	68,528	348,894
MassMutual Select Fundamental Growth Fund, Class I	3,353,819	1,403,436	(729,230)	(530,223)	(12,162)	3,485,640	440,106	18,642	632,516
MassMutual Select Fundamental Value Fund, Class I	5,432,604	2,479,291	(1,229,163)	(476,689)	(294,321)	5,911,722	583,586	112,921	567,140
MassMutual Select Growth Opportunities Fund, Class I	2,246,372	1,032,892	(563,789)	(334,023)	(52,999)	2,328,453	221,969	—	492,592
MassMutual Select Mid Cap Growth Fund, Class I	3,326,592	1,214,655	(840,316)	(76,344)	55,868	3,680,455	156,682	1,283	267,050
MassMutual Select Mid-Cap Value Fund, Class I	3,263,696	1,571,485	(763,401)	(252,599)	(130,031)	3,689,150	306,153	39,164	367,433
MassMutual Select Overseas Fund, Class I	11,536,896	3,416,853	(4,718,078)	(1,299,625)	104,477	9,040,523	1,072,423	178,740	914,991
MassMutual Select Small Cap Growth Equity Fund, Class I	1,607,627	1,200,739	(861,013)	(185,275)	13,166	1,775,244	112,714	—	240,406
MassMutual Select Small Cap Value Equity Fund, Class I	2,208,162	3,022,882	(874,676)	(282,625)	(461,309)	3,612,434	323,116	7,735	600,298
MassMutual Select Strategic Bond Fund, Class I	363,350	786,446	(486,026)	26,127	12,134	702,031	65,305	9,216	—
MassMutual Select Total Return Bond Fund, Class I	363,425	850,265	(499,290)	16,341	16,203	746,944	74,102	10,101	—
MM Select Equity Asset Fund, Class I	27,399,410	18,486,198	(7,401,704)	(6,374,628)	(2,758,571)	29,350,705	3,762,911	1,198,650	8,522,388
	$95,164,111	$47,704,776	$(32,470,449)	$(10,956,905)	$(3,294,176)	$96,147,357		$1,999,245	$14,378,311
MM RetireSMART by JPMorgan In Retirement Fund**
Barings Global Floating Rate Fund, Class Y*	$4,576,898	$650,321	$(181,987)	$(39,310)	$(4,758)	$5,001,164	539,500	$140,829	$8,723
MassMutual Premier Core Bond Fund, Class I	37,798,125	9,871,060	(7,621,728)	2,313,391	(75,183)	42,285,665	3,816,396	508,341	—
MassMutual Premier High Yield Fund, Class I	14,020,912	5,469,311	(2,496,438)	497,305	(78,196)	17,412,894	1,924,077	308,031	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	14,855,205	2,701,679	(3,217,533)	695,451	(134,151)	14,900,651	1,428,634	220,055	—
MassMutual Premier International Equity Fund, Class I	3,275,279	1,134,505	(1,076,920)	245,096	(151,021)	3,426,939	277,260	16,081	61,559

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund** (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	$2,274,910	$966,709	$(1,122,201)	$43,147	$88,396	$2,250,961	166,614	$6,561	$—
MassMutual Select Blue Chip Growth Fund, Class I	3,227,830	831,984	(1,123,403)	200,731	(1,637)	3,135,505	135,854	6,887	79,396
MassMutual Select Diversified Value Fund, Class I	3,219,083	871,045	(868,435)	176,309	(252,884)	3,145,118	278,083	30,325	191,285
MassMutual Select Equity Opportunities Fund, Class I	2,342,863	487,458	(693,270)	243,707	(103,822)	2,276,936	127,559	16,549	84,253
MassMutual Select Fundamental Growth Fund, Class I	1,760,371	512,337	(553,395)	32,813	(44,066)	1,708,060	215,664	4,567	154,931
MassMutual Select Fundamental Value Fund, Class I	2,928,499	831,797	(799,939)	64,279	(162,806)	2,861,830	282,510	27,596	138,599
MassMutual Select Growth Opportunities Fund, Class I	1,175,254	382,791	(395,291)	46,781	(61,527)	1,148,008	109,438	—	117,281
MassMutual Select Mid Cap Growth Fund, Class I	1,340,377	358,597	(395,035)	76,143	20,351	1,400,433	59,618	253	52,591
MassMutual Select Mid-Cap Value Fund, Class I	1,334,534	426,415	(345,011)	73,188	(90,003)	1,399,123	116,110	7,832	73,478
MassMutual Select Overseas Fund, Class I	6,522,294	2,555,657	(2,227,100)	167,590	(175,232)	6,843,209	811,769	55,196	282,560
MassMutual Select Small Cap Growth Equity Fund, Class I	840,531	273,426	(440,485)	25,864	(39,743)	659,593	41,879	—	57,643
MassMutual Select Small Cap Value Equity Fund, Class I	1,107,548	471,123	(535,884)	68,275	(236,564)	874,498	78,220	1,819	141,196
MassMutual Select Strategic Bond Fund, Class I	12,753,831	3,416,737	(2,942,806)	894,717	19,819	14,142,298	1,315,563	142,281	—
MassMutual Select Total Return Bond Fund, Class I	12,750,999	3,525,495	(2,934,159)	827,041	(37,882)	14,131,494	1,401,934	155,237	—
MM Select Equity Asset Fund, Class I	14,656,131	5,565,697	(4,489,086)	587,035	(2,021,705)	14,298,072	1,833,086	291,102	2,069,729
	$142,761,474	$41,304,144	$(34,460,106)	$7,239,553	$(3,542,614)	$153,302,451		$1,939,542	$3,513,224
MM RetireSMART by JPMorgan 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$6,695,711	$1,761,758	$(942,408)	$(172,534)	$(10,773)	$7,331,754	790,912	$265,537	$27,730
MassMutual Premier Core Bond Fund, Class I	75,372,544	24,179,620	(23,872,019)	3,748,956	(440,434)	78,988,667	7,128,941	2,372,760	—
MassMutual Premier High Yield Fund, Class I	30,040,310	9,946,810	(7,971,001)	(181,316)	(237,821)	31,596,982	3,491,379	1,367,805	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	23,664,617	2,500,558	(4,706,925)	589,831	(199,212)	21,848,869	2,094,810	681,302	—
MassMutual Premier International Equity Fund, Class I	10,841,798	2,422,674	(4,359,054)	(533,951)	(259,901)	8,111,566	656,276	102,283	391,553
MassMutual Premier Strategic Emerging Markets Fund, Class I	8,402,804	1,574,100	(4,512,392)	(298,156)	413,785	5,580,141	413,038	44,989	—
MassMutual Select Blue Chip Growth Fund, Class I	9,938,151	2,223,425	(4,616,866)	(1,256,130)	947,951	7,236,531	313,541	41,977	483,940
MassMutual Select Diversified Value Fund, Class I	9,952,418	2,244,734	(3,409,413)	(675,085)	(828,371)	7,284,283	644,057	186,046	1,173,529
MassMutual Select Equity Opportunities Fund, Class I	7,239,254	977,670	(2,658,847)	80,857	(378,787)	5,260,147	294,686	101,605	517,299

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class I	$5,429,336	$1,530,918	$(2,011,860)	$(971,087)	$(24,626)	$3,952,681	499,076	$28,084	$952,872
MassMutual Select Fundamental Value Fund, Class I	9,046,161	2,293,024	(3,437,364)	(474,307)	(823,055)	6,604,459	651,970	168,391	845,737
MassMutual Select Growth Opportunities Fund, Class I	3,608,232	1,277,128	(1,548,781)	(587,849)	(91,807)	2,656,923	253,282	—	718,081
MassMutual Select Mid Cap Growth Fund, Class I	4,021,309	930,063	(1,577,386)	(293,148)	143,770	3,224,608	137,276	1,553	322,962
MassMutual Select Mid-Cap Value Fund, Class I	4,025,641	1,185,497	(1,432,645)	(243,291)	(315,401)	3,219,801	267,203	48,311	453,242
MassMutual Select Overseas Fund, Class I	21,676,991	6,974,008	(9,930,522)	(3,039,328)	488,315	16,169,464	1,918,086	348,910	1,786,117
MassMutual Select Small Cap Growth Equity Fund, Class I	2,928,831	904,083	(1,764,556)	(520,615)	33,574	1,581,317	100,401	—	354,715
MassMutual Select Small Cap Value Equity Fund, Class I	3,856,852	1,636,757	(2,160,437)	(402,562)	(834,183)	2,096,427	187,516	11,184	867,900
MassMutual Select Strategic Bond Fund, Class I	24,613,339	8,936,405	(8,808,895)	1,685,516	(36,932)	26,389,433	2,454,831	663,319	—
MassMutual Select Total Return Bond Fund, Class I	24,637,897	9,175,402	(8,760,384)	1,538,640	(222,242)	26,369,313	2,616,003	723,708	—
MM Select Equity Asset Fund, Class I	45,342,602	20,920,688	(18,630,194)	(7,795,744)	(6,868,086)	32,969,266	4,226,829	1,775,787	12,625,829
	$331,334,798	$103,595,322	$(117,111,949)	$(9,801,303)	$(9,544,236)	$298,472,632		$8,933,551	$21,521,506
MM RetireSMART by JPMorgan 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$1,137,446	$712,118	$(156,072)	$(37,116)	$7,288	$1,663,664	179,467	$54,330	$4,764
MassMutual Premier Core Bond Fund, Class I	45,886,542	17,834,060	(15,334,560)	2,382,760	(266,506)	50,502,296	4,557,969	1,469,677	—
MassMutual Premier High Yield Fund, Class I	18,132,036	7,063,411	(5,647,741)	(136,155)	(138,817)	19,272,734	2,129,584	813,787	—
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,974,791	1,961,917	(1,082,865)	149,950	(15,459)	4,988,334	478,268	115,117	—
MassMutual Premier International Equity Fund, Class I	9,501,569	2,466,918	(3,057,472)	(432,171)	(142,739)	8,336,105	674,442	91,430	350,008
MassMutual Premier Strategic Emerging Markets Fund, Class I	7,499,744	1,698,351	(3,360,856)	(180,019)	404,877	6,062,097	448,712	42,769	—
MassMutual Select Blue Chip Growth Fund, Class I	8,497,874	2,334,214	(3,457,916)	(1,056,049)	896,748	7,214,871	312,603	36,585	421,775
MassMutual Select Diversified Value Fund, Class I	8,500,930	2,305,196	(2,321,114)	(713,255)	(527,269)	7,244,488	640,538	161,637	1,019,557
MassMutual Select Equity Opportunities Fund, Class I	6,162,777	1,109,906	(1,849,224)	3,233	(186,350)	5,240,342	293,577	88,232	449,212
MassMutual Select Fundamental Growth Fund, Class I	4,637,452	1,483,280	(1,383,146)	(811,242)	9,189	3,935,533	496,911	24,373	826,970
MassMutual Select Fundamental Value Fund, Class I	7,724,650	2,466,204	(2,530,260)	(580,082)	(496,894)	6,583,618	649,913	146,746	737,023
MassMutual Select Growth Opportunities Fund, Class I	3,082,218	1,214,777	(1,113,103)	(514,098)	(33,238)	2,636,556	251,340	—	625,226
MassMutual Select Mid Cap Growth Fund, Class I	3,488,254	917,794	(1,129,944)	(203,081)	120,113	3,193,136	135,936	1,364	283,813

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	$3,491,358	$1,160,357	$(1,004,866)	$(272,618)	$(185,830)	$3,188,401	264,598	$42,265	$396,524
MassMutual Select Overseas Fund, Class I	19,630,356	7,118,256	(8,004,744)	(2,484,563)	362,313	16,621,618	1,971,722	315,019	1,612,623
MassMutual Select Small Cap Growth Equity Fund, Class I	2,427,722	829,133	(1,239,787)	(469,052)	89,971	1,637,987	103,999	—	310,611
MassMutual Select Small Cap Value Equity Fund, Class I	3,191,468	1,425,012	(1,391,215)	(477,293)	(569,837)	2,178,135	194,824	9,831	762,928
MassMutual Select Strategic Bond Fund, Class I	14,952,756	6,469,211	(5,618,406)	1,108,681	(60,867)	16,851,375	1,567,570	410,306	—
MassMutual Select Total Return Bond Fund, Class I	14,967,603	6,620,797	(5,590,036)	982,750	(142,564)	16,838,550	1,670,491	447,657	—
MM Select Equity Asset Fund, Class I	38,717,965	19,977,029	(13,479,795)	(7,841,340)	(4,516,225)	32,857,634	4,212,517	1,547,028	10,999,353
	$225,605,511	$87,167,941	$(78,753,122)	$(11,580,760)	$(5,392,096)	$217,047,474		$5,818,153	$18,800,387
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Premier Core Bond Fund, Class I	$65,615,371	$22,144,310	$(19,742,590)	$3,256,632	$(271,393)	$71,002,330	6,408,153	$2,102,645	$—
MassMutual Premier High Yield Fund, Class I	27,482,386	9,876,195	(8,476,953)	(284,429)	(158,285)	28,438,914	3,142,421	1,177,924	—
MassMutual Premier International Equity Fund, Class I	20,312,911	4,171,656	(4,414,011)	(1,103,370)	25,212	18,992,398	1,536,602	195,581	748,709
MassMutual Premier Strategic Emerging Markets Fund, Class I	16,183,924	2,741,132	(5,324,396)	(107,509)	722,610	14,215,761	1,052,240	94,038	—
MassMutual Select Blue Chip Growth Fund, Class I	17,911,626	4,146,038	(5,658,198)	(1,757,016)	1,545,815	16,188,265	701,398	77,138	889,299
MassMutual Select Diversified Value Fund, Class I	17,937,389	4,092,542	(3,233,247)	(1,774,215)	(761,892)	16,260,577	1,437,717	340,194	2,145,856
MassMutual Select Equity Opportunities Fund, Class I	12,965,395	1,874,722	(2,775,032)	(50,779)	(237,861)	11,776,445	659,745	185,933	946,631
MassMutual Select Fundamental Growth Fund, Class I	9,797,378	2,598,940	(1,966,764)	(1,682,373)	77,180	8,824,361	1,114,187	51,246	1,738,753
MassMutual Select Fundamental Value Fund, Class I	16,301,984	4,534,000	(3,846,170)	(1,644,974)	(574,768)	14,770,072	1,458,053	309,370	1,553,798
MassMutual Select Growth Opportunities Fund, Class I	6,511,508	2,221,993	(1,694,169)	(1,092,374)	(9,631)	5,937,327	565,999	—	1,317,530
MassMutual Select Mid Cap Growth Fund, Class I	7,424,354	1,493,787	(1,631,240)	(322,110)	205,634	7,170,425	305,254	2,875	598,112
MassMutual Select Mid-Cap Value Fund, Class I	7,420,412	2,075,481	(1,402,844)	(873,844)	(59,396)	7,159,809	594,175	89,069	835,629
MassMutual Select Overseas Fund, Class I	45,584,682	14,888,062	(14,652,665)	(5,468,415)	723,612	41,075,276	4,872,512	739,324	3,784,694
MassMutual Select Small Cap Growth Equity Fund, Class I	5,039,432	1,272,414	(1,796,712)	(955,212)	210,293	3,770,215	239,379	—	656,450
MassMutual Select Small Cap Value Equity Fund, Class I	6,617,977	2,790,296	(2,225,464)	(1,473,655)	(702,396)	5,006,758	447,832	20,749	1,610,222
MassMutual Select Strategic Bond Fund, Class I	21,162,917	8,610,254	(7,615,226)	1,559,720	(75,459)	23,642,206	2,199,275	587,789	—
MassMutual Select Total Return Bond Fund, Class I	21,184,077	8,826,284	(7,577,232)	1,323,240	(132,130)	23,624,239	2,343,674	641,294	—
MM Select Equity Asset Fund, Class I	81,711,049	38,612,790	(21,000,219)	(19,885,080)	(5,705,822)	73,732,718	9,452,913	3,262,406	23,195,672
	$407,164,772	$136,970,896	$(115,033,132)	$(32,335,763)	$(5,178,677)	$391,588,096		$9,877,575	$40,021,355

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Premier Core Bond Fund, Class I	$19,013,397	$9,073,256	$(9,204,980)	$945,648	$(93,580)	$19,733,741	1,781,024	$665,782	$—
MassMutual Premier High Yield Fund, Class I	13,402,583	4,118,663	(7,637,923)	(74,048)	(239,972)	9,569,303	1,057,382	467,494	—
MassMutual Premier International Equity Fund, Class I	9,871,543	2,457,285	(2,645,306)	(526,764)	(42,090)	9,114,668	737,433	92,168	352,829
MassMutual Premier Strategic Emerging Markets Fund, Class I	7,541,493	2,563,268	(3,580,889)	(217,468)	407,310	6,713,714	496,944	38,459	—
MassMutual Select Blue Chip Growth Fund, Class I	9,264,411	2,181,140	(3,006,883)	(948,887)	826,065	8,315,846	360,305	39,042	450,111
MassMutual Select Diversified Value Fund, Class I	9,259,025	2,228,536	(1,847,736)	(901,292)	(403,287)	8,335,246	736,980	172,693	1,089,301
MassMutual Select Equity Opportunities Fund, Class I	6,704,380	1,099,096	(1,618,260)	35,973	(190,133)	6,031,056	337,874	94,353	480,378
MassMutual Select Fundamental Growth Fund, Class I	5,061,106	1,427,374	(1,136,309)	(883,934)	56,102	4,524,339	571,255	25,979	881,461
MassMutual Select Fundamental Value Fund, Class I	8,432,715	2,489,770	(2,185,962)	(815,484)	(325,303)	7,595,736	749,826	156,621	786,619
MassMutual Select Growth Opportunities Fund, Class I	3,363,758	1,157,601	(913,328)	(565,818)	(1,388)	3,040,825	289,879	—	667,207
MassMutual Select Mid Cap Growth Fund, Class I	3,697,728	757,872	(812,244)	(159,825)	100,701	3,584,232	152,585	1,434	298,328
MassMutual Select Mid-Cap Value Fund, Class I	3,695,451	1,091,423	(740,593)	(376,414)	(90,953)	3,578,914	297,005	44,426	416,793
MassMutual Select Overseas Fund, Class I	23,101,048	8,592,957	(8,430,349)	(2,739,510)	289,824	20,813,970	2,469,036	358,918	1,837,342
MassMutual Select Small Cap Growth Equity Fund, Class I	2,810,653	786,252	(1,439,160)	(527,007)	104,490	1,735,228	110,173	—	327,917
MassMutual Select Small Cap Value Equity Fund, Class I	3,695,080	1,494,978	(1,738,477)	(613,161)	(527,502)	2,310,918	206,701	10,351	803,278
MassMutual Select Strategic Bond Fund, Class I	5,520,901	4,435,445	(4,065,188)	429,206	11,213	6,331,577	588,984	184,398	—
MassMutual Select Total Return Bond Fund, Class I	5,526,382	4,491,825	(4,040,090)	377,207	(28,568)	6,326,756	627,654	201,182	—
MM Select Equity Asset Fund, Class I	42,255,620	19,810,455	(11,128,389)	(10,530,897)	(2,508,338)	37,898,451	4,858,776	1,651,273	11,740,532
	$182,217,274	$70,257,196	$(66,172,066)	$(18,092,475)	$(2,655,409)	$165,554,520		$4,204,573	$20,132,096
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Premier Core Bond Fund, Class I	$15,563,025	$9,283,525	$(9,010,782)	$824,159	$(103,274)	$16,556,653	1,494,283	$594,356	$—
MassMutual Premier High Yield Fund, Class I	18,004,679	5,996,175	(11,353,654)	(62,033)	(407,475)	12,177,692	1,345,601	610,518	—
MassMutual Premier International Equity Fund, Class I	15,234,557	3,762,476	(2,689,959)	(731,439)	7,087	15,582,722	1,260,738	142,752	546,471
MassMutual Premier Strategic Emerging Markets Fund, Class I	11,714,211	4,086,535	(4,554,184)	(145,470)	544,526	11,645,618	862,000	61,385	—
MassMutual Select Blue Chip Growth Fund, Class I	14,091,327	3,523,851	(3,561,296)	(1,080,642)	1,027,066	14,000,306	606,599	59,482	685,747
MassMutual Select Diversified Value Fund, Class I	14,125,950	3,395,044	(1,574,161)	(1,612,004)	(293,941)	14,040,888	1,241,458	262,555	1,656,129

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund (Continued)
MassMutual Select Equity Opportunities Fund, Class I	$10,208,710	$1,917,824	$(1,820,071)	$(66,269)	$(72,806)	$10,167,388	569,602	$143,386	$730,020
MassMutual Select Fundamental Growth Fund, Class I	7,705,827	2,260,694	(1,147,573)	(1,311,730)	115,798	7,623,016	962,502	39,636	1,344,809
MassMutual Select Fundamental Value Fund, Class I	12,808,912	4,057,867	(2,426,265)	(1,418,001)	(254,730)	12,767,783	1,260,393	238,571	1,198,208
MassMutual Select Growth Opportunities Fund, Class I	5,121,265	1,789,116	(977,480)	(855,757)	40,244	5,117,388	487,835	—	1,017,978
MassMutual Select Mid Cap Growth Fund , Class I	5,681,595	1,212,108	(790,197)	(138,672)	104,791	6,069,625	258,392	2,201	457,821
MassMutual Select Mid-Cap Value Fund, Class I	5,679,110	1,719,453	(653,907)	(646,536)	(37,490)	6,060,630	502,957	68,175	639,611
MassMutual Select Overseas Fund, Class I	36,729,726	13,694,541	(9,613,535)	(4,048,477)	515,841	37,278,096	4,422,075	577,079	2,954,142
MassMutual Select Small Cap Growth Equity Fund, Class I	4,226,676	1,231,908	(1,859,840)	(794,259)	195,602	3,000,087	190,482	—	500,322
MassMutual Select Small Cap Value Equity Fund, Class I	5,575,847	2,308,878	(2,178,931)	(1,141,524)	(574,886)	3,989,384	356,832	15,854	1,230,355
MassMutual Select Strategic Bond Fund, Class I	3,899,377	5,240,341	(4,416,961)	368,204	13,987	5,104,948	474,879	160,466	—
MassMutual Select Total Return Bond Fund, Class I	3,903,265	5,291,151	(4,394,396)	256,966	44,076	5,101,062	506,058	175,069	—
MM Select Equity Asset Fund, Class I	64,219,677	31,638,467	(12,752,389)	(16,964,567)	(2,386,063)	63,755,125	8,173,734	2,516,046	17,889,055
	$254,493,736	$102,409,954	$(75,775,581)	$(29,568,051)	$(1,521,647)	$250,038,411		$5,667,531	$30,850,668
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Premier Core Bond Fund, Class I	$4,805,340	$3,372,986	$(4,612,377)	$209,589	$(58,951)	$3,716,587	335,432	$195,891	$—
MassMutual Premier High Yield Fund, Class I	7,635,664	2,587,755	(5,553,523)	(3,066)	(227,941)	4,438,889	490,485	253,876	—
MassMutual Premier International Equity Fund, Class I	6,810,150	1,897,279	(1,361,008)	(312,887)	2,480	7,036,014	569,257	63,319	242,392
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,253,426	2,051,980	(2,201,963)	(94,131)	286,738	5,296,050	392,010	27,495	—
MassMutual Select Blue Chip Growth Fund, Class I	6,287,258	1,811,627	(1,801,393)	(542,562)	534,129	6,289,059	272,490	26,337	303,637
MassMutual Select Diversified Value Fund, Class I	6,288,788	1,802,692	(957,162)	(652,842)	(177,145)	6,304,331	557,412	115,935	731,287
MassMutual Select Equity Opportunities Fund, Class I	4,557,175	1,085,021	(1,033,308)	2,726	(46,498)	4,565,116	255,749	63,316	322,359
MassMutual Select Fundamental Growth Fund, Class I	3,430,621	1,178,530	(670,139)	(576,254)	59,873	3,422,631	432,150	17,502	593,833
MassMutual Select Fundamental Value Fund, Class I	5,715,106	2,049,503	(1,292,398)	(594,325)	(142,560)	5,735,326	566,172	105,642	530,581
MassMutual Select Growth Opportunities Fund, Class I	2,279,973	868,176	(496,125)	(369,320)	15,053	2,297,757	219,043	—	450,562
MassMutual Select Mid Cap Growth Fund, Class I	2,539,247	664,980	(473,358)	(69,391)	63,671	2,725,149	116,013	974	202,632
MassMutual Select Mid-Cap Value Fund, Class I	2,516,880	886,779	(386,435)	(264,168)	(32,033)	2,721,023	225,811	30,106	282,449

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)
MassMutual Select Overseas Fund, Class I	$16,646,919	$6,834,299	$(4,695,782)	$(1,842,056)	$296,919	$17,240,299	2,045,113	$260,031	$1,331,127
MassMutual Select Small Cap Growth Equity Fund, Class I	1,873,927	584,565	(836,721)	(374,647)	115,656	1,362,780	86,526	—	222,577
MassMutual Select Small Cap Value Equity Fund, Class I	2,458,466	1,072,695	(959,662)	(506,053)	(250,619)	1,814,827	162,328	7,016	544,541
MassMutual Select Strategic Bond Fund, Class I	1,022,710	1,797,147	(1,868,372)	81,665	12,393	1,045,543	97,260	52,035	—
MassMutual Select Total Return Bond Fund, Class I	1,023,725	1,795,329	(1,845,329)	45,329	25,412	1,044,466	103,618	56,771	—
MM Select Equity Asset Fund, Class I	28,653,283	15,202,324	(6,730,391)	(7,439,351)	(1,069,962)	28,615,903	3,668,705	1,113,502	7,916,990
	$109,798,658	$47,543,667	$(37,775,446)	$(13,301,744)	$(593,385)	$105,671,750		$2,389,748	$13,674,967
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Premier Core Bond Fund, Class I	$6,259,585	$4,592,452	$(5,873,354)	$243,159	$(34,302)	$5,187,540	468,189	$258,916	$—
MassMutual Premier High Yield Fund, Class I	9,960,713	3,619,577	(7,067,966)	(9,655)	(284,090)	6,218,579	687,136	335,716	—
MassMutual Premier International Equity Fund, Class I	8,890,957	2,781,634	(1,445,240)	(372,879)	11,932	9,866,404	798,253	83,641	320,190
MassMutual Premier Strategic Emerging Markets Fund, Class I	6,858,264	2,928,101	(2,642,436)	(17,855)	300,503	7,426,577	549,710	36,407	—
MassMutual Select Blue Chip Growth Fund, Class I	8,192,827	2,556,373	(1,994,371)	(513,588)	546,898	8,788,139	380,769	34,782	400,998
MassMutual Select Diversified Value Fund, Class I	8,204,531	2,665,555	(967,928)	(896,896)	(171,712)	8,833,550	781,039	153,368	967,404
MassMutual Select Equity Opportunities Fund, Class I	5,940,236	1,621,812	(1,134,934)	41,194	(71,657)	6,396,651	358,356	83,759	426,441
MassMutual Select Fundamental Growth Fund, Class I	4,475,674	1,628,173	(649,220)	(703,766)	44,935	4,795,796	605,530	23,101	783,824
MassMutual Select Fundamental Value Fund, Class I	7,447,264	2,863,467	(1,349,632)	(782,809)	(164,045)	8,014,245	791,140	139,514	700,702
MassMutual Select Growth Opportunities Fund, Class I	2,974,515	1,223,096	(529,267)	(455,608)	6,729	3,219,465	306,908	—	594,730
MassMutual Select Mid Cap Growth Fund, Class I	3,312,745	937,717	(443,992)	(49,036)	60,802	3,818,236	162,547	1,286	267,466
MassMutual Select Mid-Cap Value Fund, Class I	3,308,634	1,239,245	(354,846)	(349,781)	(30,645)	3,812,607	316,399	39,829	373,669
MassMutual Select Overseas Fund, Class I	21,705,590	9,343,812	(5,019,881)	(2,162,595)	238,704	24,105,630	2,859,505	343,705	1,759,467
MassMutual Select Small Cap Growth Equity Fund, Class I	2,444,754	811,143	(1,017,497)	(441,234)	111,997	1,909,163	121,217	—	293,795
MassMutual Select Small Cap Value Equity Fund, Class I	3,212,712	1,471,071	(1,152,890)	(684,406)	(303,996)	2,542,491	227,414	9,262	718,781
MassMutual Select Strategic Bond Fund, Class I	1,332,214	2,418,036	(2,418,926)	94,326	33,695	1,459,345	135,753	68,699	—
MassMutual Select Total Return Bond Fund, Class I	1,333,535	2,420,228	(2,391,927)	59,639	36,758	1,458,233	144,666	74,951	—
MM Select Equity Asset Fund, Class I	37,337,520	20,939,430	(7,238,540)	(10,038,507)	(1,013,316)	39,986,587	5,126,486	1,470,524	10,455,409
	$143,192,270	$66,060,922	$(43,692,847)	$(17,040,297)	$(680,810)	$147,839,238		$3,157,460	$18,062,876

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Premier Core Bond Fund, Class I	$1,921,511	$1,538,351	$(1,933,248)	$74,628	$(10,060)	$1,591,182	143,608	$81,112	$—
MassMutual Premier High Yield Fund, Class I	3,047,903	1,196,496	(2,254,955)	4,097	(95,747)	1,897,794	209,701	104,948	—
MassMutual Premier International Equity Fund, Class I	2,718,508	1,068,985	(661,941)	(82,911)	(25,523)	3,017,118	244,103	26,184	100,236
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,101,886	1,056,498	(982,808)	14,037	76,420	2,266,033	167,730	11,370	—
MassMutual Select Blue Chip Growth Fund, Class I	2,511,689	943,824	(774,083)	(180,838)	191,359	2,691,951	116,636	10,900	125,671
MassMutual Select Diversified Value Fund, Class I	2,510,293	980,724	(458,218)	(218,406)	(113,185)	2,701,208	238,834	47,928	302,319
MassMutual Select Equity Opportunities Fund, Class I	1,820,256	597,965	(452,084)	71,615	(81,684)	1,956,068	109,584	26,176	133,265
MassMutual Select Fundamental Growth Fund, Class I	1,372,126	593,665	(296,629)	(202,872)	(2,559)	1,463,731	184,815	7,251	246,020
MassMutual Select Fundamental Value Fund, Class I	2,283,125	1,024,987	(556,602)	(188,847)	(107,767)	2,454,896	242,339	43,721	219,588
MassMutual Select Growth Opportunities Fund, Class I	911,907	429,818	(218,656)	(117,604)	(22,807)	982,658	93,676	—	186,242
MassMutual Select Mid Cap Growth Fund, Class I	1,015,484	353,260	(207,237)	(19,145)	23,071	1,165,433	49,614	403	83,757
MassMutual Select Mid-Cap Value Fund, Class I	1,014,342	453,543	(186,025)	(84,754)	(33,432)	1,163,674	96,570	12,473	117,015
MassMutual Select Overseas Fund, Class I	6,651,936	3,377,510	(2,048,869)	(577,092)	(20,205)	7,383,280	875,834	107,715	551,407
MassMutual Select Small Cap Growth Equity Fund, Class I	749,501	288,336	(352,555)	(120,423)	17,935	582,794	37,003	—	92,201
MassMutual Select Small Cap Value Equity Fund, Class I	996,874	499,299	(411,211)	(166,010)	(142,836)	776,116	69,420	2,907	225,575
MassMutual Select Strategic Bond Fund, Class I	408,950	788,961	(790,134)	27,269	12,579	447,625	41,640	21,549	—
MassMutual Select Total Return Bond Fund, Class I	409,357	789,311	(781,389)	18,054	11,833	447,166	44,362	23,509	—
MM Select Equity Asset Fund, Class I	11,446,759	7,218,920	(2,952,941)	(2,256,242)	(1,207,930)	12,248,566	1,570,329	460,847	3,276,618
	$43,892,407	$23,200,453	$(16,319,585)	$(4,005,444)	$(1,530,538)	$45,237,293		$988,993	$5,659,914
MM RetireSMART by JPMorgan 2060 Fund
Barings Global Floating Rate Fund, Class Y*	$22	$—	$(22)	$—	$—	$—	—	$—	$—
MassMutual Premier Core Bond Fund, Class I	514,374	379,629	(502,275)	18,317	(4,342)	405,703	36,616	21,546	—
MassMutual Premier High Yield Fund, Class I	818,098	292,089	(598,156)	421	(28,031)	484,421	53,527	27,872	—
MassMutual Premier International Equity Fund, Class I	729,670	252,967	(172,776)	(25,496)	(15,785)	768,580	62,183	6,936	26,554
MassMutual Premier Strategic Emerging Markets Fund, Class I	562,862	245,271	(245,781)	(17,842)	34,012	578,522	42,822	3,020	—
MassMutual Select Blue Chip Growth Fund, Class I	673,109	245,513	(219,599)	(45,477)	33,029	686,575	29,748	2,889	33,308

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)
MassMutual Select Diversified Value Fund, Class I	$673,794	$251,341	$(138,147)	$(51,976)	$(46,892)	$688,120	60,842	$12,697	$80,091
MassMutual Select Equity Opportunities Fund, Class I	487,342	152,755	(130,137)	15,178	(26,847)	498,291	27,915	6,934	35,305
MassMutual Select Fundamental Growth Fund, Class I	367,563	150,619	(81,892)	(58,704)	(3,999)	373,587	47,170	1,921	65,180
MassMutual Select Fundamental Value Fund, Class I	611,856	262,188	(161,021)	(38,113)	(48,796)	626,114	61,808	11,588	58,201
MassMutual Select Growth Opportunities Fund, Class I	244,279	110,232	(60,290)	(35,523)	(7,907)	250,791	23,908	—	49,342
MassMutual Select Mid Cap Growth Fund , Class I	271,994	91,251	(59,908)	(9,392)	3,488	297,433	12,662	107	22,191
MassMutual Select Mid-Cap Value Fund, Class I	271,721	115,513	(53,865)	(24,768)	(11,606)	296,995	24,647	3,304	31,003
MassMutual Select Overseas Fund, Class I	1,782,113	834,912	(548,007)	(168,703)	(16,739)	1,883,576	223,437	28,542	146,113
MassMutual Select Small Cap Growth Equity Fund, Class I	200,777	72,365	(92,990)	(39,334)	7,901	148,719	9,442	—	24,375
MassMutual Select Small Cap Value Equity Fund, Class I	263,510	128,634	(108,800)	(48,229)	(37,062)	198,053	17,715	768	59,634
MassMutual Select Strategic Bond Fund, Class I	109,473	198,178	(202,813)	7,219	2,074	114,131	10,617	5,711	—
MassMutual Select Total Return Bond Fund, Class I	109,582	198,099	(200,571)	4,550	2,373	114,033	11,313	6,231	—
MM Select Equity Asset Fund, Class I	3,067,623	1,879,354	(846,821)	(650,205)	(325,986)	3,123,965	400,508	122,145	868,446
	$11,759,762	$5,860,910	$(4,423,871)	$(1,168,077)	$(491,115)	$11,537,609		$262,211	$1,499,743
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$6,769,252	$3,081,496	$(1,573,067)	$365,254	$(8,617)	$8,634,318	832,625	$245,950	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,251,384	715,856	(243,794)	100,888	(8,174)	1,816,160	179,996	50,124	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	3,937,110	2,463,088	(568,281)	130,275	(68,115)	5,894,077	619,777	71,537	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,526,492	5,061,442	(1,693,474)	238,771	2,824	14,136,055	1,379,127	239,462	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	305,839	135,130	(33,849)	8,411	(486)	415,045	39,155	5,781	137
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	2,387,384	1,100,124	(286,987)	93,381	9,274	3,303,176	285,989	9,006	36,327
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	947,987	462,848	(280,477)	139,858	9,803	1,280,019	112,678	21,672	—
MM S&P 500 Index Fund, Class I	6,657,624	4,907,969	(1,213,876)	(466,395)	(123,979)	9,761,343	553,992	136,359	935,533
	$32,783,072	$17,927,953	$(5,893,805)	$610,443	$(187,470)	$45,240,193		$779,891	$971,997

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$4,383,676	$3,835,623	$(1,876,419)	$284,975	$8,488	$6,636,343	639,956	$136,017	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	835,375	823,427	(315,721)	83,506	(4,268)	1,422,319	140,963	27,939	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	1,666,828	1,677,755	(645,373)	134,192	(68,186)	2,765,216	290,769	25,176	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,851,208	2,658,786	(1,021,488)	88,996	3,033	4,580,535	446,881	57,917	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	122,871	107,321	(40,937)	8,043	(1,210)	196,088	18,499	1,990	47
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	972,247	806,887	(328,251)	75,666	4,056	1,530,605	132,520	3,102	12,512
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	602,317	529,037	(273,012)	97,084	4,247	959,673	84,478	11,550	—
MM S&P 500 Index Fund, Class I	2,713,859	3,004,078	(1,056,984)	(15,144)	(77,151)	4,568,658	259,288	47,538	326,148
	$14,148,381	$13,442,914	$(5,558,185)	$757,318	$(130,991)	$22,659,437		$311,229	$338,707
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$23,085,691	$14,335,514	$(6,185,296)	$1,402,769	$(14,532)	$32,624,146	3,146,012	$1,043,497	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,275,909	2,907,034	(757,011)	366,935	(29,285)	6,763,582	670,325	210,961	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	10,642,086	8,116,328	(2,105,045)	205,381	(262,123)	16,596,627	1,745,176	239,635	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,386,117	9,006,235	(2,898,070)	334,191	(925)	20,827,548	2,031,956	413,514	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	806,205	461,164	(115,479)	13,953	(1,792)	1,164,051	109,816	18,972	450
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	6,330,975	3,653,262	(960,606)	142,290	28,479	9,194,400	796,052	29,488	118,949
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,414,299	2,038,910	(1,004,381)	582,753	33,159	5,064,740	445,840	95,060	—
MM S&P 500 Index Fund, Class I	17,633,191	15,757,074	(3,332,822)	(2,107,353)	(384,806)	27,565,284	1,564,432	451,489	3,097,574
	$80,574,473	$56,275,521	$(17,358,710)	$940,919	$(631,825)	$119,800,378		$2,502,616	$3,216,973
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$24,008,308	$10,560,836	$(7,445,008)	$1,225,150	$(32,490)	$28,316,796	2,730,646	$859,948	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,310,818	1,927,609	(909,705)	329,481	(41,048)	5,617,155	556,705	168,816	—

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2015 Fund (Continued)
MassMutual Select T. Rowe Price International Equity Fund, Class I	$14,129,856	$7,792,219	$(3,442,171)	$541,439	$(457,678)	$18,563,665	1,952,015	$251,157	$—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	5,870,561	2,573,676	(1,053,342)	391,626	(9,633)	7,772,888	689,697	49,126	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	12,781,451	6,598,177	(2,621,291)	293,856	690	17,052,883	1,663,696	290,059	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,068,411	433,311	(190,425)	25,724	(4,250)	1,332,771	125,733	20,039	475
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	8,428,714	3,388,659	(1,459,773)	253,534	13,200	10,624,334	919,856	31,080	125,372
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,838,302	1,509,554	(1,098,546)	538,835	30,227	4,818,372	424,152	83,720	—
MM S&P 500 Index Fund, Class I	17,478,281	11,380,199	(3,981,086)	(1,320,428)	(468,433)	23,088,533	1,310,359	354,067	2,429,182
	$91,914,702	$46,164,240	$(22,201,347)	$2,279,217	$(969,415)	$117,187,397		$2,108,012	$2,555,029
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$119,200,639	$34,503,355	$(24,925,276)	$5,657,591	$(135,763)	$134,300,546	12,950,872	$4,234,441	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	20,185,026	6,817,043	(1,610,776)	1,390,033	(82,661)	26,698,665	2,646,052	798,762	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	96,680,454	34,637,949	(12,476,463)	1,218,586	(1,649,951)	118,410,575	12,451,165	1,657,723	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	64,437,886	15,456,486	(8,157,241)	2,984,231	48,325	74,769,687	6,634,400	531,830	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	44,122,611	13,899,363	(4,918,193)	897,836	7,540	54,009,157	5,269,186	987,108	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,415,860	1,807,708	(620,007)	106,833	(17,601)	8,692,793	820,075	137,460	3,261
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	56,660,113	14,462,353	(4,955,302)	1,136,171	53,185	67,356,520	5,831,733	208,379	840,552
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	21,100,486	4,675,863	(4,005,954)	2,825,449	142,315	24,738,159	2,177,655	453,531	—
MM S&P 500 Index Fund, Class I	95,792,642	47,162,362	(10,661,255)	(8,990,751)	(1,361,873)	121,941,125	6,920,609	1,904,479	13,066,242
	$525,595,717	$173,422,482	$(72,330,467)	$7,225,979	$(2,996,484)	$630,917,227		$10,913,713	$13,910,055
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$60,576,829	$29,411,400	$(11,095,220)	$3,387,357	$(103,798)	$82,176,568	7,924,452	$2,177,729	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	9,580,175	4,838,900	(377,286)	756,683	(25,502)	14,772,970	1,464,120	387,665	—

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2025 Fund (Continued)
MassMutual Select T. Rowe Price International Equity Fund, Class I	$65,375,416	$35,869,251	$(5,338,733)	$1,286,939	$(711,717)	$96,481,156	10,145,232	$1,139,253	$—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	61,319,559	26,611,577	(4,207,226)	4,155,356	(28,275)	87,850,991	7,795,119	511,495	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,607,092	8,167,417	(1,237,407)	384,915	2,092	21,924,109	2,138,937	327,784	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,961,437	2,151,356	(207,490)	126,607	(9,687)	7,022,223	662,474	93,706	2,223
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	38,353,505	16,978,712	(1,724,423)	1,591,427	(12,401)	55,186,820	4,778,080	143,580	579,170
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	11,956,625	4,650,924	(1,866,808)	1,800,697	54,245	16,595,683	1,460,888	261,046	—
MM S&P 500 Index Fund, Class I	47,755,454	33,378,064	(3,755,007)	(4,101,029)	(315,796)	72,961,686	4,140,845	965,083	6,621,228
	$314,486,092	$162,057,601	$(29,809,600)	$9,388,952	$(1,150,839)	$454,972,206		$6,007,341	$7,202,621
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$130,719,421	$40,634,287	$(24,564,548)	$6,444,999	$(175,833)	$153,058,326	14,759,723	$4,680,449	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	19,337,847	6,949,420	(650,696)	1,369,624	(37,573)	26,968,622	2,672,807	782,888	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	190,968,950	73,531,159	(15,683,276)	1,684,994	(1,968,876)	248,532,951	26,133,854	3,363,737	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	213,583,602	63,401,938	(11,232,292)	12,305,700	(12,057)	278,046,891	24,671,419	1,814,687	—
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,229,590	9,456,142	(3,799,060)	372,796	6,569	23,266,037	2,269,857	357,767	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	14,589,702	3,999,603	(592,250)	242,483	(19,499)	18,220,039	1,718,872	278,391	6,604
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	113,209,726	31,608,621	(5,686,144)	2,848,124	96,813	142,077,140	12,301,051	424,923	1,714,040
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	28,860,169	6,880,777	(4,627,098)	4,028,222	145,121	35,287,191	3,106,267	630,051	—
MM S&P 500 Index Fund, Class I	103,737,965	51,841,402	(6,172,524)	(10,732,827)	(606,764)	138,067,252	7,835,826	2,100,204	14,409,068
	$832,236,972	$288,303,349	$(73,007,888)	$18,564,115	$(2,572,099)	$1,063,524,449		$14,433,097	$16,129,712
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$37,343,985	$16,263,494	$(7,325,942)	$1,982,953	$(53,937)	$48,210,553	4,649,041	$1,308,892	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,834,842	2,539,609	(137,017)	386,061	(7,250)	7,616,245	754,831	200,313	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	74,800,760	36,047,386	(5,185,019)	1,116,276	(644,446)	106,134,957	11,160,353	1,276,649	—

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2035 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$93,866,447	$37,452,071	$(4,651,786)	$6,294,577	$6,053	$132,967,362	11,798,346	$763,876	$—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	5,634,112	2,197,507	(205,874)	136,481	(5,536)	7,756,690	731,763	105,033	2,492
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	43,720,393	17,107,190	(2,004,228)	1,645,772	54,196	60,523,323	5,240,115	160,418	647,090
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	9,407,294	3,160,379	(1,758,690)	1,322,436	54,869	12,186,288	1,072,737	198,538	—
MM S&P 500 Index Fund, Class I	29,773,132	18,664,684	(1,139,939)	(2,751,291)	(113,827)	44,432,759	2,521,723	601,229	4,124,907
	$299,380,965	$133,432,320	$(22,408,495)	$10,133,265	$(709,878)	$419,828,177		$4,614,948	$4,774,489
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$55,978,091	$20,990,706	$(12,991,089)	$2,765,134	$(181,672)	$66,561,170	6,418,628	$2,049,239	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,944,172	2,912,400	(208,081)	470,019	(12,905)	9,105,605	902,439	261,569	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	162,482,411	62,469,411	(10,174,109)	1,154,021	(1,371,944)	214,559,790	22,561,492	2,807,158	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	220,553,109	71,373,621	(12,179,685)	13,112,804	(157,800)	292,702,049	25,971,788	1,833,845	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,218,231	3,701,018	(457,312)	222,167	(19,216)	15,664,888	1,477,820	232,510	5,515
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	94,499,261	29,091,390	(4,382,083)	2,649,883	35,036	121,893,487	10,553,549	353,866	1,427,410
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	17,040,931	4,442,452	(3,555,919)	2,287,367	103,882	20,318,713	1,788,619	369,088	—
MM S&P 500 Index Fund, Class I	47,725,041	25,548,662	(2,643,690)	(5,060,570)	(221,694)	65,347,749	3,708,726	963,634	6,611,291
	$616,441,247	$220,529,660	$(46,591,968)	$17,600,825	$(1,826,313)	$806,153,451		$8,870,909	$8,044,216
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$15,935,034	$6,652,830	$(4,614,745)	$767,524	$(60,868)	$18,679,775	1,801,328	$540,916	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,406,986	717,750	(31,667)	112,821	(2,316)	2,203,574	218,392	59,861	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	59,000,756	29,962,149	(2,751,843)	750,103	(392,123)	86,569,042	9,102,949	1,003,417	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	82,705,374	36,976,988	(2,263,541)	5,923,415	(88,222)	123,254,014	10,936,470	680,144	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,420,802	1,858,295	(100,017)	108,341	(6,599)	6,280,822	592,530	82,421	1,955
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	33,951,242	14,849,624	(909,296)	1,408,939	(21,995)	49,278,514	4,266,538	126,093	508,630

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$5,232,705	$1,650,403	$(1,185,206)	$695,654	$33,620	$6,427,176	565,773	$108,778	$—
MM S&P 500 Index Fun, Class I	14,894,150	9,091,750	(929,609)	(1,389,390)	(47,699)	21,619,202	1,226,969	286,480	1,965,487
	$217,547,049	$101,759,789	$(12,785,924)	$8,377,407	$(586,202)	$314,312,119		$2,888,110	$2,476,072
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$25,893,852	$8,783,842	$(7,721,973)	$1,187,201	$(99,049)	$28,043,873	2,704,327	$910,108	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,315,924	1,143,320	(88,772)	184,010	(5,879)	3,548,603	351,695	101,078	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	97,388,917	39,931,210	(6,649,435)	945,526	(974,540)	130,641,678	13,737,295	1,692,194	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	135,678,775	48,549,520	(6,437,722)	8,596,578	(183,165)	186,203,986	16,522,093	1,146,539	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,261,116	2,409,858	(319,504)	144,308	(16,720)	9,479,058	894,251	139,134	3,300
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	55,775,882	19,855,612	(2,918,111)	1,838,359	(31,764)	74,519,978	6,451,946	212,612	857,629
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	8,558,800	2,203,879	(2,054,665)	1,114,364	61,818	9,884,196	870,088	183,362	—
MM S&P 500 Index Fund, Class I	24,440,008	12,552,587	(1,756,785)	(2,466,844)	(173,057)	32,595,909	1,849,938	482,105	3,307,623
	$357,313,274	$135,429,828	$(27,946,967)	$11,543,502	$(1,422,356)	$474,917,281		$4,867,132	$4,168,552
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,522,214	$3,131,316	$(1,988,347)	$377,581	$(25,824)	$9,016,940	869,522	$258,706	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	674,452	368,238	(14,269)	55,858	(732)	1,083,547	107,388	28,698	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	28,739,783	14,657,195	(1,595,146)	453,855	(191,811)	42,063,876	4,423,121	481,248	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	39,911,624	18,459,342	(1,375,621)	2,995,473	13,530	60,004,348	5,324,254	325,777	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,132,245	926,358	(59,347)	57,904	(911)	3,056,249	288,325	39,521	937
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	16,650,929	7,280,775	(578,264)	725,813	16,927	24,096,180	2,086,249	61,009	246,098
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	2,513,455	997,591	(666,705)	343,655	22,824	3,210,820	282,643	52,003	—
MM S&P 500 Index Fund, Class I	7,093,295	4,352,821	(296,879)	(627,673)	(20,217)	10,501,347	595,990	137,587	943,954
	$105,237,997	$50,173,636	$(6,574,578)	$4,382,466	$(186,214)	$153,033,307		$1,384,549	$1,190,989

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$890,922	$997,047	$(355,338)	$63,367	$(3,434)	$1,592,564	153,574	$35,983	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	80,222	116,218	(11,336)	9,880	(519)	194,465	19,273	3,833	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	3,404,245	4,524,814	(598,368)	205,315	(76,347)	7,459,659	784,402	66,139	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	4,720,644	6,022,536	(679,961)	546,337	2,638	10,612,194	941,632	44,683	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	250,510	312,238	(34,664)	13,611	(784)	540,911	51,029	5,391	128
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,984,550	2,387,095	(291,548)	164,225	5,680	4,250,002	367,966	8,334	33,619
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	294,744	332,204	(116,282)	55,570	3,256	569,492	50,131	7,154	—
MM S&P 500 Index Fund, Class I	835,739	1,208,421	(127,236)	(49,475)	(15,064)	1,852,385	105,130	18,948	129,991
	$12,461,576	$15,900,573	$(2,214,733)	$1,008,830	$(84,574)	$27,071,672		$190,465	$163,738

#	Effective May 24, 2019, Funds advised by OFI Global Asset Management have been renamed Invesco Oppenheimer and security is no longer deemed affiliated.

*	Fund advised by Barings LLC.

**	Each of the MassMutual RetireSMARTSM by JPMorgan 2010 Fund and the MassMutual RetireSMARTSM by JPMorgan 2015 Fund were reorganized into the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund prior to the opening of business on January 28, 2019.

5.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.